Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

China - 99.1%

Air Freight & Logistics - 1.7%
JD Logistics, Inc.*(a)(b)	1,525,400	$2,378,632
SF Holding Co. Ltd., Class A	546,861	3,389,504
YTO Express Group Co. Ltd., Class A	343,700	687,891
ZTO Express Cayman, Inc.	146,682	3,678,000

Total Air Freight & Logistics		10,134,027

Automobile Components - 0.4%
Fuyao Glass Industry Group Co. Ltd., Class A	155,367	765,644
Fuyao Glass Industry Group Co. Ltd., Class H(a)	235,300	972,835
Minth Group Ltd.	291,200	798,918

Total Automobile Components		2,537,397

Automobiles - 3.6%
Geely Automobile Holdings Ltd.	1,955,900	2,386,035
Great Wall Motor Co. Ltd., Class A*	117,800	407,575
Great Wall Motor Co. Ltd., Class H(b)	1,047,400	1,198,885
Li Auto, Inc., Class A*	458,400	7,926,039
NIO, Inc., Class A*(b)	606,370	5,869,020
XPeng, Inc., Class A*(b)	506,300	3,230,355
Yadea Group Holdings Ltd.(a)	480,200	1,091,949

Total Automobiles		22,109,858

Banks - 1.3%
China Minsheng Banking Corp. Ltd., Class A	5,816,036	2,998,039
China Minsheng Banking Corp. Ltd., Class H(b)	4,767,400	1,764,217
Ping An Bank Co. Ltd., Class A	1,909,600	2,947,821

Total Banks		7,710,077

Beverages - 1.3%
JiuGui Liquor Co. Ltd., Class A	52,300	648,107
Nongfu Spring Co. Ltd., Class H(a)(b)	1,348,300	7,441,234

Total Beverages		8,089,341

Biotechnology - 3.4%
Akeso, Inc.*(a)	302,600	1,364,994
BeiGene Ltd.*	674,900	9,249,453
Chongqing Zhifei Biological Products Co. Ltd., Class A	267,750	1,626,787
Imeik Technology Development Co. Ltd., Class A	20,280	1,240,389
Innovent Biologics, Inc.*(a)	972,200	3,672,143
Walvax Biotechnology Co. Ltd., Class A	352,400	1,281,270
Zai Lab Ltd., ADR*(b)	70,428	1,952,968

Total Biotechnology		20,388,004

Broadline Retail - 15.6%
Alibaba Group Holding Ltd.*	5,856,600	60,683,960
JD.com, Inc., Class A	994,452	16,801,348
PDD Holdings, Inc., ADR*	218,958	15,138,756
Vipshop Holdings Ltd., ADR*	127,123	2,097,530

Total Broadline Retail		94,721,594

Building Products - 0.5%
Xinyi Glass Holdings Ltd.	1,936,000	3,013,960

Capital Markets - 0.9%
East Money Information Co. Ltd., Class A	2,787,043	5,440,151

Chemicals - 2.6%
Canmax Technologies Co. Ltd., Class A	109,260	537,679
Chengxin Lithium Group Co. Ltd., Class A	156,600	686,045
Dongyue Group Ltd.	1,098,900	821,728
Ganfeng Lithium Group Co. Ltd., Class A	244,700	2,050,491
Ganfeng Lithium Group Co. Ltd., Class H*(a)(b)	305,940	1,994,939
Guangzhou Tinci Materials Technology Co. Ltd., Class A	269,400	1,525,346
Hengli Petrochemical Co. Ltd., Class A*	423,800	834,807
Jiangsu Eastern Shenghong Co. Ltd., Class A	435,800	708,082
Ningxia Baofeng Energy Group Co. Ltd., Class A	465,200	806,369
Rongsheng Petrochemical Co. Ltd., Class A	713,000	1,140,831
Shanghai Putailai New Energy Technology Co. Ltd., Class A	191,615	1,006,698
Shenzhen Dynanonic Co. Ltd., Class A	44,231	670,202
Sichuan Yahua Industrial Group Co. Ltd., Class A	207,200	506,408
Tianqi Lithium Corp., Class A	240,388	2,310,101

Total Chemicals		15,599,726

Communications Equipment - 0.1%
Hengtong Optic-electric Co. Ltd., Class A	402,669	811,449

Construction & Engineering - 0.3%
China Conch Venture Holdings Ltd.	1,198,663	1,560,162

Construction Materials - 0.2%
China Jushi Co. Ltd., Class A	505,300	983,539

Consumer Finance - 0.1%
Lufax Holding Ltd., ADR	566,730	810,424

Consumer Staples Distribution & Retail - 0.4%
JD Health International, Inc.*(a)(b)	416,400	2,627,540

Diversified Consumer Services - 0.7%
East Buy Holding Ltd.*(a)(b)	103,000	335,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2023

Investments	Shares	Value
New Oriental Education & Technology Group, Inc.*	612,363	$2,402,848
TAL Education Group, ADR*	219,361	1,307,392

Total Diversified Consumer Services		4,045,398

Electrical Equipment - 4.5%
Contemporary Amperex Technology Co. Ltd., Class A	490,406	15,423,103
Ginlong Technologies Co. Ltd., Class A*	53,900	771,291
Gotion High-tech Co. Ltd., Class A*	195,000	740,350
Hongfa Technology Co. Ltd., Class A	168,200	736,401
Jiangsu Zhongtian Technology Co. Ltd., Class A	592,700	1,296,236
Jiangxi Special Electric Motor Co. Ltd., Class A*	316,800	519,087
Ming Yang Smart Energy Group Ltd., Class A	398,800	925,351
Ningbo Orient Wires & Cables Co. Ltd., Class A	98,200	661,839
Sungrow Power Supply Co. Ltd., Class A	212,700	3,410,018
Suzhou Maxwell Technologies Co. Ltd., Class A	34,829	810,928
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	561,515	819,719
Zhejiang Chint Electrics Co. Ltd., Class A	233,400	887,105

Total Electrical Equipment		27,001,428

Electronic Equipment, Instruments & Components - 4.4%
AAC Technologies Holdings, Inc.(b)	580,700	1,366,423
BOE Technology Group Co. Ltd., Class A	7,204,800	4,050,645
Chaozhou Three-Circle Group Co. Ltd., Class A*	268,300	1,082,450
Foxconn Industrial Internet Co. Ltd., Class A	1,059,300	3,669,429
GoerTek, Inc., Class A	566,000	1,381,000
Kingboard Holdings Ltd.	479,800	1,307,165
Luxshare Precision Industry Co. Ltd., Class A	1,035,576	4,619,294
Maxscend Microelectronics Co. Ltd., Class A	84,700	1,125,056
Sunny Optical Technology Group Co. Ltd.	553,900	5,523,733
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	305,900	1,089,076
Wingtech Technology Co. Ltd., Class A	169,200	1,137,334

Total Electronic Equipment, Instruments & Components		26,351,605

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 5.6%
Bilibili, Inc., Class Z*(b)	214,225	3,190,166
Kingsoft Corp. Ltd.	807,800	3,180,031
NetEase, Inc.	1,409,315	27,443,211

Total Entertainment		33,813,408

Food Products - 3.6%
China Feihe Ltd.(a)	2,608,100	1,451,052
Foshan Haitian Flavouring & Food Co. Ltd., Class A	443,447	2,855,816
Guangdong Haid Group Co. Ltd., Class A	161,203	1,037,932
Henan Shuanghui Investment & Development Co. Ltd., Class A	219,000	737,245
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,228,900	4,783,973
Muyuan Foods Co. Ltd., Class A*	498,274	2,886,987
Tingyi Cayman Islands Holding Corp.	1,437,000	2,233,451
Uni-President China Holdings Ltd.	1,002,000	843,886
Want Want China Holdings Ltd.	3,752,100	2,489,718
Wens Foodstuffs Group Co. Ltd., Class A	1,081,300	2,727,478

Total Food Products		22,047,538

Gas Utilities - 1.2%
ENN Energy Holdings Ltd.	596,500	7,429,038

Health Care Equipment & Supplies - 1.7%
Lepu Medical Technology Beijing Co. Ltd., Class A	281,700	875,520
Lifetech Scientific Corp.*	2,356,100	802,744
Microport Scientific Corp.*	587,000	1,060,654
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,831,600	2,393,332
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	126,274	5,203,847

Total Health Care Equipment & Supplies		10,336,097

Health Care Providers & Services - 0.9%
Aier Eye Hospital Group Co. Ltd., Class A	899,480	2,293,582
Huadong Medicine Co. Ltd., Class A	170,640	1,017,300
Hygeia Healthcare Holdings Co. Ltd., Class C(a)(b)	301,500	1,631,269
Topchoice Medical Corp., Class A*	48,400	644,420

Total Health Care Providers & Services		5,586,571

Hotels, Restaurants & Leisure - 8.5%
H World Group Ltd.*	565,070	2,181,223
Haichang Ocean Park Holdings Ltd.*(a)(b)	1,312,000	199,229
Haidilao International Holding Ltd.(a)(b)	475,000	1,044,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2023

Investments	Shares	Value
Jiumaojiu International Holdings Ltd.(a)(b)	312,700	$512,348
Meituan, Class B*(a)	1,982,700	30,942,527
Super Hi International Holding Ltd.*(b)	57,199	110,798
Tongcheng Travel Holdings Ltd.*	432,400	903,799
Trip.com Group Ltd.*	199,127	6,926,731
Yum China Holdings, Inc.	156,200	8,802,021

Total Hotels, Restaurants & Leisure		51,623,645

Household Durables - 1.2%
Gree Electric Appliances, Inc. of Zhuhai, Class A	473,300	2,375,348
Haier Smart Home Co. Ltd., Class A	416,800	1,345,255
Haier Smart Home Co. Ltd., Class H	860,100	2,705,442
TCL Technology Group Corp., Class A*	1,507,260	816,326

Total Household Durables		7,242,371

Household Products - 0.1%
Blue Moon Group Holdings Ltd.(a)(b)	1,180,800	587,643

Industrial Conglomerates - 0.2%
Fosun International Ltd.	1,671,200	1,147,316

Insurance - 7.2%
Ping An Insurance Group Co. of China Ltd., Class A	2,029,194	12,942,569
Ping An Insurance Group Co. of China Ltd., Class H	4,652,400	29,594,740
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	481,000	1,307,366

Total Insurance		43,844,675

Interactive Media & Services - 2.5%
Autohome, Inc., ADR	44,190	1,288,580
JOYY, Inc., ADR	34,193	1,050,067
Kanzhun Ltd., ADR*	165,456	2,490,113
Kuaishou Technology*(a)	1,529,400	10,450,881

Total Interactive Media & Services		15,279,641

IT Services - 0.3%
Chindata Group Holdings Ltd., ADR*	109,650	785,094
GDS Holdings Ltd., Class A*	846,800	1,156,211

Total IT Services		1,941,305

Life Sciences Tools & Services - 3.9%
Genscript Biotech Corp.*(b)	924,400	2,076,084
Hangzhou Tigermed Consulting Co. Ltd., Class A*	129,967	1,153,031
Pharmaron Beijing Co. Ltd., Class A*	151,150	795,351
WuXi AppTec Co. Ltd., Class A	474,247	4,062,013
WuXi AppTec Co. Ltd., Class H(a)(b)	316,895	2,527,364
Wuxi Biologics Cayman, Inc.*(a)	2,758,400	13,217,201

Total Life Sciences Tools & Services		23,831,044

Machinery - 1.5%
Haitian International Holdings Ltd.	505,400	1,178,918
Hoyuan Green Energy Co. Ltd., Class A*	39,300	402,735
Ningbo Deye Technology Co. Ltd., Class A	33,744	693,684
Sany Heavy Industry Co. Ltd., Class A	1,338,948	3,060,800
Shenzhen Inovance Technology Co. Ltd., Class A	394,100	3,478,468

Total Machinery		8,814,605

Marine Transportation - 0.3%
SITC International Holdings Co. Ltd.	980,000	1,788,275

Media - 0.3%
Focus Media Information Technology Co. Ltd., Class A	2,228,724	2,086,327

Metals & Mining - 0.9%
China Hongqiao Group Ltd.	1,486,600	1,206,490
GEM Co. Ltd., Class A*	1,040,600	988,418
Sinomine Resource Group Co. Ltd., Class A	110,960	776,970
YongXing Special Materials Technology Co. Ltd., Class A	59,842	515,026
Zhejiang Huayou Cobalt Co. Ltd., Class A	280,150	1,767,978

Total Metals & Mining		5,254,882

Paper & Forest Products - 0.1%
Nine Dragons Paper Holdings Ltd.*(b)	1,288,100	793,906

Personal Care Products - 0.4%
Hengan International Group Co. Ltd.	519,400	2,187,198

Pharmaceuticals - 2.6%
Asymchem Laboratories Tianjin Co. Ltd., Class A	50,327	815,354
China Medical System Holdings Ltd.	968,000	1,576,153
Hansoh Pharmaceutical Group Co. Ltd.(a)	866,100	1,392,550
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	866,768	5,707,124
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	54,601
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A*	248,804	1,056,805
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*(b)	381,900	1,018,517
Sino Biopharmaceutical Ltd.	7,463,150	3,247,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2023

Investments	Shares	Value
Zhejiang NHU Co. Ltd., Class A	351,860	$744,851

Total Pharmaceuticals		15,613,453

Real Estate Management & Development - 3.9%
C&D International Investment Group Ltd.(b)	448,000	1,015,297
Country Garden Holdings Co. Ltd.*(b)	8,469,936	1,718,500
Country Garden Services Holdings Co. Ltd.(b)	1,529,300	1,974,902
ESR Group Ltd.(a)	1,875,200	3,216,023
Evergrande Property Services Group Ltd.*†(a)	1,795,500	262,376
Gemdale Corp., Class A	902,200	894,164
KE Holdings, Inc., ADR*	586,117	8,703,837
Longfor Group Holdings Ltd.(a)(b)	1,464,700	3,558,672
Shimao Group Holdings Ltd.*†	561,400	83,034
Wharf Holdings Ltd.	926,000	2,200,204

Total Real Estate Management & Development		23,627,009

Semiconductors & Semiconductor Equipment - 5.6%
Daqo New Energy Corp., ADR*	44,759	1,776,932
GCL Technology Holdings Ltd.(b)	15,607,000	3,604,710
GigaDevice Semiconductor, Inc., Class A	156,226	2,281,714
Hangzhou First Applied Material Co. Ltd., Class A	165,612	846,636
Hangzhou Silan Microelectronics Co. Ltd., Class A	189,600	788,914
JA Solar Technology Co. Ltd., Class A	284,260	1,629,411
JCET Group Co. Ltd., Class A	301,007	1,289,711
JinkoSolar Holding Co. Ltd., ADR*(b)	32,359	1,436,092
LONGi Green Energy Technology Co. Ltd., Class A	1,294,868	5,103,077
Montage Technology Co. Ltd., Class A	193,591	1,528,014
SG Micro Corp., Class A	68,945	778,366
Shenzhen SC New Energy Technology Corp., Class A	57,500	888,014
Tongwei Co. Ltd., Class A	556,958	2,626,770
Trina Solar Co. Ltd., Class A	212,924	1,247,140
Will Semiconductor Co. Ltd., Class A	165,566	2,231,277
Xinyi Solar Holdings Ltd.	3,660,765	4,227,589
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	141,257	1,376,687

Total Semiconductors & Semiconductor Equipment		33,661,054

Software - 1.7%
Beijing Kingsoft Office Software, Inc., Class A*	42,238	2,741,743
Hundsun Technologies, Inc., Class A	335,210	2,040,805
Kingdee International Software Group Co. Ltd.*	2,345,700	3,136,939
Thunder Software Technology Co. Ltd., Class A	69,300	917,833
Yonyou Network Technology Co. Ltd., Class A	495,213	1,395,484

Total Software		10,232,804

Specialty Retail - 0.4%
Pop Mart International Group Ltd.(a)(b)	304,900	677,763
Topsports International Holdings Ltd.(a)	1,179,200	1,021,714
Zhongsheng Group Holdings Ltd.	209,100	799,141

Total Specialty Retail		2,498,618

Technology Hardware, Storage & Peripherals - 0.1%
Ninestar Corp., Class A	184,000	866,278

Textiles, Apparel & Luxury Goods - 2.3%
ANTA Sports Products Ltd.	480,300	4,906,211
Bosideng International Holdings Ltd.	1,068,000	449,736
Li Ning Co. Ltd.	932,500	5,015,552
Shenzhou International Group Holdings Ltd.	304,300	2,902,589
Xtep International Holdings Ltd.	503,200	512,408

Total Textiles, Apparel & Luxury Goods		13,786,496

Trading Companies & Distributors - 0.1%
Beijing United Information Technology Co. Ltd., Class A	102,310	519,369

Total China		600,376,246

United States - 0.5%

Biotechnology - 0.5%
Legend Biotech Corp., ADR*	43,667	3,014,333

TOTAL COMMON STOCKS (Cost: $825,346,123)		603,390,579

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $18,499,260)	18,499,260	18,499,260

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $843,845,383)		621,889,839
Other Assets less Liabilities - (2.6)%		(15,864,518)

NET ASSETS - 100.0%		$606,025,321

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2023

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $345,410, which represents 0.06% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,112,826 and the total market value of the collateral held by the Fund was $46,063,609. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,564,349.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/5/2023	127,620	USD	1,000,000	HKD	$13	$—
Standard Chartered Bank	7/3/2023	59,840	USD	435,000	CNH	45	—

						$58	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Real Estate Management & Development	23,281,599	—	345,410	*	23,627,009
Other	579,763,570	—	—		579,763,570
Investment of Cash Collateral for Securities Loaned	—	18,499,260	—		18,499,260

Total Investments in Securities	$603,045,169	$18,499,260	$345,410		$621,889,839

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$58	$—		$58

Total - Net	$603,045,169	$18,499,318	$345,410		$621,889,897

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 4.7%
3R Petroleum Oleo e Gas SA*	116,984	$723,875
Ambev SA	2,922,419	9,335,505
Arezzo Industria e Comercio SA	58,736	962,740
Atacadao SA	360,289	836,492
B3 SA - Brasil Bolsa Balcao	3,407,219	10,319,127
Banco Bradesco SA	996,926	3,025,497
Banco Santander Brasil SA	278,596	1,768,946
BRF SA*	403,949	746,100
CCR SA	749,624	2,183,295
Cia Siderurgica Nacional SA	374,690	942,162
Cosan SA	837,525	3,100,787
Embraer SA*	520,802	2,001,590
Energisa SA	154,043	1,603,018
Engie Brasil Energia SA	122,481	1,160,066
Equatorial Energia SA	495,038	3,299,227
Grupo De Moda Soma SA	324,290	806,692
Hapvida Participacoes e Investimentos SA*(a)	2,998,061	2,722,120
Hypera SA	283,945	2,708,190
Itau Unibanco Holding SA	364,696	1,853,720
Localiza Rent a Car SA	457,115	6,490,957
Lojas Renner SA	588,300	2,439,055
Magazine Luiza SA*	1,312,575	916,952
Natura & Co. Holding SA*	560,021	1,943,357
PRIO SA*	405,931	3,120,216
Raia Drogasil SA	714,470	4,383,978
Rede D’Or Sao Luiz SA(a)	510,517	3,483,876
Rumo SA	698,195	3,213,086
Sendas Distribuidora SA	704,784	2,008,868
Suzano SA	475,142	4,355,468
Telefonica Brasil SA	398,751	3,576,691
TIM SA	783,683	2,375,092
TOTVS SA	305,460	1,898,361
Transmissora Alianca de Energia Eletrica SA	120,189	937,793
Ultrapar Participacoes SA	445,604	1,744,913
Vibra Energia SA	779,009	2,914,824
WEG SA	876,107	6,855,937

Total Brazil		102,758,573

Chile - 0.3%
Banco de Chile	22,187,209	2,314,838
Banco Santander Chile	37,246,780	1,761,694
Empresas CMPC SA	783,707	1,498,731
Empresas COPEC SA	188,376	1,397,291

Total Chile		6,972,554

China - 24.8%
AAC Technologies Holdings, Inc.(b)	593,500	1,396,542
Aier Eye Hospital Group Co. Ltd., Class A	687,885	1,754,037
Alibaba Group Holding Ltd.*	7,637,932	79,141,474
ANTA Sports Products Ltd.	620,900	6,342,425
Asymchem Laboratories Tianjin Co. Ltd., Class A	47,540	770,202
Autohome, Inc., ADR	49,818	1,452,693
BeiGene Ltd.*	431,600	5,915,045
Beijing Kingsoft Office Software, Inc., Class A*	31,824	2,065,752
Beijing United Information Technology Co. Ltd., Class A	112,955	573,408
Bilibili, Inc., Class Z*(b)	193,534	2,882,043
BOE Technology Group Co. Ltd., Class A	6,783,400	3,813,728
Bosideng International Holdings Ltd.	1,838,000	773,984
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	891,900	1,160,884
China Feihe Ltd.(a)	1,340,000	745,527
China Hongqiao Group Ltd.	1,435,500	1,165,018
China Minsheng Banking Corp. Ltd., Class A	3,793,079	1,955,249
China Minsheng Banking Corp. Ltd., Class H(b)	5,099,500	1,887,113
Chongqing Zhifei Biological Products Co. Ltd., Class A	215,850	1,311,455
Contemporary Amperex Technology Co. Ltd., Class A	355,750	11,188,217
Country Garden Services Holdings Co. Ltd.(b)	913,000	1,179,027
Daqo New Energy Corp., ADR*	32,540	1,291,838
East Money Information Co. Ltd., Class A	2,173,653	4,242,848
ENN Energy Holdings Ltd.	375,700	4,679,111
ESR Group Ltd.(a)	1,291,400	2,214,789
Evergrande Property Services Group Ltd.*†(a)(b)	2,120,500	309,868
Focus Media Information Technology Co. Ltd., Class A	2,371,300	2,219,793
Foshan Haitian Flavouring & Food Co. Ltd., Class A	334,566	2,154,618
Foxconn Industrial Internet Co. Ltd., Class A	864,200	2,993,600
Fuyao Glass Industry Group Co. Ltd., Class A	271,382	1,337,363
Fuyao Glass Industry Group Co. Ltd., Class H(a)	320,400	1,324,677
Ganfeng Lithium Group Co. Ltd., Class A	188,220	1,577,211
Ganfeng Lithium Group Co. Ltd., Class H*(a)(b)	201,600	1,314,570
GCL Technology Holdings Ltd.(b)	11,358,000	2,623,329
GDS Holdings Ltd., Class A*	513,052	700,515
Geely Automobile Holdings Ltd.	2,612,000	3,186,423
Gemdale Corp., Class A	1,065,000	1,055,514
Genscript Biotech Corp.*(b)	682,000	1,531,685
GigaDevice Semiconductor, Inc., Class A	138,800	2,027,203
Ginlong Technologies Co. Ltd., Class A*	49,700	711,191
GoerTek, Inc., Class A	463,500	1,130,907
Great Wall Motor Co. Ltd., Class H(b)	1,998,700	2,287,770
Gree Electric Appliances, Inc. of Zhuhai, Class A	719,800	3,612,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
Guangdong Haid Group Co. Ltd., Class A	152,300	$980,609
Guangzhou Tinci Materials Technology Co. Ltd., Class A	244,500	1,384,362
H World Group Ltd.*	794,070	3,065,184
Haichang Ocean Park Holdings Ltd.*(a)(b)	2,001,000	303,855
Haidilao International Holding Ltd.(a)(b)	642,300	1,413,017
Haier Smart Home Co. Ltd., Class A	770,500	2,486,850
Haier Smart Home Co. Ltd., Class H	1,005,600	3,163,112
Hangzhou First Applied Material Co. Ltd., Class A	156,704	801,097
Hangzhou Tigermed Consulting Co. Ltd., Class A*	108,100	959,033
Hengan International Group Co. Ltd.	345,000	1,452,798
Hengli Petrochemical Co. Ltd., Class A*	419,440	826,219
Hengtong Optic-electric Co. Ltd., Class A	376,000	757,706
Hundsun Technologies, Inc., Class A	258,671	1,574,825
Hygeia Healthcare Holdings Co. Ltd., Class C(a)(b)	198,400	1,073,445
Imeik Technology Development Co. Ltd., Class A	19,500	1,192,682
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	969,000	3,772,211
Innovent Biologics, Inc.*(a)	625,000	2,360,718
JA Solar Technology Co. Ltd., Class A	232,252	1,331,295
JCET Group Co. Ltd., Class A	338,000	1,448,213
JD Health International, Inc.*(a)(b)	568,250	3,585,734
JD Logistics, Inc.*(a)(b)	888,800	1,385,950
JD.com, Inc., Class A	1,260,659	21,298,937
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	664,113	4,372,768
Jiangsu Zhongtian Technology Co. Ltd., Class A	457,600	1,000,772
JinkoSolar Holding Co. Ltd., ADR*(b)	24,855	1,103,065
Jiumaojiu International Holdings Ltd.(a)(b)	406,000	665,217
JOYY, Inc., ADR	36,349	1,116,278
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	8,490
Kanzhun Ltd., ADR*	168,253	2,532,208
KE Holdings, Inc., ADR*	380,425	5,649,311
Kingboard Holdings Ltd.	348,500	949,452
Kingdee International Software Group Co. Ltd.*	1,578,000	2,110,283
Kingsoft Corp. Ltd.	864,000	3,401,271
Kuaishou Technology*(a)	1,441,700	9,851,598
Li Auto, Inc., Class A*	608,800	10,526,555
Li Ning Co. Ltd.	1,213,500	6,526,941
Lifetech Scientific Corp.*	2,912,000	992,145
Longfor Group Holdings Ltd.(a)	906,000	2,201,240
LONGi Green Energy Technology Co. Ltd., Class A	919,172	3,622,459
Lufax Holding Ltd., ADR	384,657	550,060
Luxshare Precision Industry Co. Ltd., Class A	765,300	3,413,700
Meituan, Class B*(a)	2,551,100	39,813,124
Microport Scientific Corp.*(b)	485,300	876,892
Ming Yang Smart Energy Group Ltd., Class A	292,200	678,003
Minth Group Ltd.	494,000	1,355,307
Montage Technology Co. Ltd., Class A	175,570	1,385,774
Muyuan Foods Co. Ltd., Class A*	366,476	2,123,352
NetEase, Inc.	1,366,330	26,606,176
New Oriental Education & Technology Group, Inc.*	810,936	3,182,028
Nine Dragons Paper Holdings Ltd.*(b)	1,486,000	915,879
Ninestar Corp., Class A	234,900	1,105,917
Ningbo Deye Technology Co. Ltd., Class A	29,340	603,150
NIO, Inc., Class A*(b)	777,450	7,524,894
Nongfu Spring Co. Ltd., Class H(a)(b)	920,200	5,078,561
PDD Holdings, Inc., ADR*	287,993	19,911,836
Pharmaron Beijing Co. Ltd., Class A*	140,244	737,964
Ping An Bank Co. Ltd., Class A	1,348,126	2,081,082
Ping An Insurance Group Co. of China Ltd., Class A	1,441,700	9,195,425
Ping An Insurance Group Co. of China Ltd., Class H	2,943,500	18,724,125
Pop Mart International Group Ltd.(a)(b)	364,200	809,581
Rongsheng Petrochemical Co. Ltd., Class A	646,400	1,034,268
Sany Heavy Industry Co. Ltd., Class A	1,060,036	2,423,214
SF Holding Co. Ltd., Class A	414,073	2,566,469
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,325,800	1,732,408
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A*	353,173	1,500,116
Shanghai Putailai New Energy Technology Co. Ltd., Class A	191,565	1,006,435
Shenzhen Dynanonic Co. Ltd., Class A	36,800	557,605
Shenzhen Inovance Technology Co. Ltd., Class A	332,400	2,933,882
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100,100	4,125,197
Shenzhou International Group Holdings Ltd.	381,800	3,641,828
Sino Biopharmaceutical Ltd.	4,447,000	1,935,057
SITC International Holdings Co. Ltd.	831,000	1,516,385
Sungrow Power Supply Co. Ltd., Class A	165,700	2,656,512
Sunny Optical Technology Group Co. Ltd.	387,900	3,868,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
Super Hi International Holding Ltd.*	107,329	$207,903
Suzhou Maxwell Technologies Co. Ltd., Class A	31,840	741,334
TAL Education Group, ADR*	301,765	1,798,519
TCL Technology Group Corp., Class A*	3,394,030	1,838,192
Tianqi Lithium Corp., Class A	180,900	1,738,428
Tingyi Cayman Islands Holding Corp.	906,000	1,408,146
Tongcheng Travel Holdings Ltd.*	680,400	1,422,167
Tongwei Co. Ltd., Class A	416,858	1,966,019
Topsports International Holdings Ltd.(a)	1,742,000	1,509,351
Trina Solar Co. Ltd., Class A	163,777	959,276
Trip.com Group Ltd.*	263,920	9,180,587
Vipshop Holdings Ltd., ADR*	195,001	3,217,516
Walvax Biotechnology Co. Ltd., Class A	281,500	1,023,489
Want Want China Holdings Ltd.	2,745,000	1,821,453
Wens Foodstuffs Group Co. Ltd., Class A	843,600	2,127,902
Wharf Holdings Ltd.	714,000	1,696,486
Will Semiconductor Co. Ltd., Class A	167,840	2,261,922
Wingtech Technology Co. Ltd., Class A	160,570	1,079,325
WuXi AppTec Co. Ltd., Class A	396,173	3,393,295
WuXi AppTec Co. Ltd., Class H(a)(b)	161,400	1,287,229
Wuxi Biologics Cayman, Inc.*(a)	1,761,500	8,440,437
Xinyi Glass Holdings Ltd.	1,303,000	2,028,507
Xinyi Solar Holdings Ltd.	2,867,753	3,311,789
XPeng, Inc., Class A*(b)	609,800	3,890,718
Xtep International Holdings Ltd.(b)	824,000	839,078
Yadea Group Holdings Ltd.(a)	754,000	1,714,555
Yum China Holdings, Inc.	203,800	11,484,327
Zai Lab Ltd., ADR*(b)	47,447	1,315,705
Zhejiang Huayou Cobalt Co. Ltd., Class A	221,770	1,399,552
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	135,000	1,315,706
Zhejiang NHU Co. Ltd., Class A	326,280	690,701
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	370,500	1,007,025
Zhongsheng Group Holdings Ltd.	335,500	1,282,217
ZTO Express Cayman, Inc.	201,262	5,046,574

Total China		547,864,951

Czech Republic - 0.1%
Komercni Banka AS	92,540	2,823,771

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	183,634	1,604,906
OTP Bank Nyrt	63,697	2,259,933
Richter Gedeon Nyrt	54,650	1,345,917

Total Hungary		5,210,756

India - 19.0%
Aarti Industries Ltd.	140,270	861,082
Aarti Pharmalabs Ltd.*	42,326	191,389
ABB India Ltd.	35,042	1,889,296
ACC Ltd.*	52,702	1,165,163
Adani Green Energy Ltd.*	182,066	2,099,270
Adani Total Gas Ltd.	143,783	1,147,302
Alkem Laboratories Ltd.	21,461	918,975
Ambuja Cements Ltd.*	381,564	1,980,930
APL Apollo Tubes Ltd.	95,480	1,519,207
Apollo Hospitals Enterprise Ltd.	54,662	3,397,008
Ashok Leyland Ltd.	957,695	1,954,235
Asian Paints Ltd.	229,139	9,390,687
Astral Ltd.	79,186	1,913,669
Atul Ltd.	14,712	1,254,496
AU Small Finance Bank Ltd.(a)	199,928	1,836,697
Avenue Supermarts Ltd.*(a)	74,904	3,551,072
Axis Bank Ltd.	1,228,598	14,788,329
Bajaj Auto Ltd.	35,579	2,034,718
Bajaj Finserv Ltd.	263,609	4,909,958
Balkrishna Industries Ltd.	47,873	1,383,268
Bandhan Bank Ltd.*(a)	394,810	1,164,897
Bata India Ltd.	38,553	787,403
Berger Paints India Ltd.	132,636	1,096,350
Bharat Forge Ltd.	182,141	1,857,905
Bharti Airtel Ltd.	1,728,882	18,519,314
Biocon Ltd.	262,677	850,121
Britannia Industries Ltd.	61,751	3,782,121
CG Power & Industrial Solutions Ltd.	384,402	1,773,559
Cipla Ltd.	282,862	3,499,560
Coforge Ltd.	23,498	1,349,478
Colgate-Palmolive India Ltd.	68,707	1,413,818
Crompton Greaves Consumer Electricals Ltd.	393,629	1,389,328
Cummins India Ltd.	85,723	2,030,424
Dabur India Ltd.	322,260	2,250,699
Deepak Nitrite Ltd.	50,490	1,337,855
Divi’s Laboratories Ltd.	68,967	3,012,694
Dixon Technologies India Ltd.	19,729	1,055,420
DLF Ltd.	569,807	3,407,260
Dr. Lal PathLabs Ltd.(a)	24,740	681,376
Dr. Reddy’s Laboratories Ltd.	59,855	3,764,529
Eicher Motors Ltd.	75,860	3,310,566
Emami Ltd.	161,966	838,495
Federal Bank Ltd.	1,099,863	1,691,298
Fortis Healthcare Ltd.*	423,337	1,625,773
Godrej Consumer Products Ltd.*	216,417	2,851,749
Godrej Properties Ltd.*	84,792	1,621,137
Grasim Industries Ltd.	237,968	5,031,814
Gujarat Fluorochemicals Ltd.	21,239	759,179
Havells India Ltd.	152,619	2,386,502
HCL Technologies Ltd.	494,403	7,159,348
HDFC Asset Management Co. Ltd.(a)	50,570	1,415,119
HDFC Life Insurance Co. Ltd.(a)	451,072	3,580,589
Hero MotoCorp Ltd.	65,614	2,327,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
Hindustan Unilever Ltd.	457,409	$14,932,544
ICICI Bank Ltd., ADR	1,196,319	27,611,043
ICICI Lombard General Insurance Co. Ltd.(a)	133,059	2,180,636
ICICI Prudential Life Insurance Co. Ltd.(a)	217,072	1,514,863
IDFC First Bank Ltd.*	1,655,210	1,602,020
Indian Hotels Co. Ltd.	523,402	2,504,201
Indus Towers Ltd.*	600,275	1,201,849
Info Edge India Ltd.	60,001	3,279,324
Infosys Ltd., ADR	1,516,897	24,376,535
InterGlobe Aviation Ltd.*(a)	47,332	1,515,628
JSW Steel Ltd.	452,301	4,326,939
Jubilant Foodworks Ltd.	213,712	1,305,803
Kotak Mahindra Bank Ltd.	515,407	11,601,271
Laurus Labs Ltd.(a)	237,784	1,062,744
Lupin Ltd.	142,145	1,564,204
Mahindra & Mahindra Ltd.	496,567	8,798,669
Marico Ltd.	347,328	2,247,955
Maruti Suzuki India Ltd.	65,300	7,791,982
Max Financial Services Ltd.*	135,290	1,337,212
Max Healthcare Institute Ltd.*	434,307	3,173,540
Motherson Sumi Wiring India Ltd.	1,640,802	1,154,054
Mphasis Ltd.	50,292	1,161,753
MRF Ltd.	1,627	2,008,269
Navin Fluorine International Ltd.	24,208	1,328,491
Nestle India Ltd.	19,167	5,349,038
Page Industries Ltd.	4,232	1,942,104
Persistent Systems Ltd.	25,545	1,560,375
PI Industries Ltd.	47,726	2,281,546
PVR Inox Ltd.*	42,654	714,113
Reliance Industries Ltd., GDR(a)	817,943	50,957,849
Samvardhana Motherson International Ltd.	1,538,721	1,607,440
Shree Cement Ltd.	6,561	1,910,363
Siemens Ltd.	49,917	2,291,790
SRF Ltd.	84,456	2,356,980
Sun Pharmaceutical Industries Ltd.	548,676	7,033,326
Supreme Industries Ltd.	57,960	2,259,229
Tata Chemicals Ltd.	86,171	1,051,872
Tata Consumer Products Ltd.	380,519	3,993,220
Tata Elxsi Ltd.	17,771	1,643,849
Tata Motors Ltd.*	896,882	6,511,001
Tata Steel Ltd.	4,143,142	5,656,425
Tech Mahindra Ltd.	323,815	4,463,712
Titan Co. Ltd.	197,945	7,353,665
Torrent Pharmaceuticals Ltd.	62,715	1,456,294
Trent Ltd.	123,897	2,664,345
Tube Investments of India Ltd.	55,837	2,160,958
TVS Motor Co. Ltd.	124,358	2,009,541
UltraTech Cement Ltd.	63,256	6,395,864
United Spirits Ltd.*	183,277	2,037,944
Varun Beverages Ltd.	277,370	2,713,475
Vedanta Ltd.	588,606	1,994,277
Voltas Ltd.	138,093	1,278,900
Wipro Ltd.	729,299	3,459,528
Zee Entertainment Enterprises Ltd.	667,052	1,442,066
Zomato Ltd.*	2,442,183	2,234,205

Total India		418,176,802

Indonesia - 2.4%
Astra International Tbk PT	13,770,400	6,222,742
Bank Central Asia Tbk PT	37,246,800	22,731,914
Bank Jago Tbk PT*	2,971,700	630,316
Barito Pacific Tbk PT	25,669,998	1,275,581
Berkah Beton Sadaya Tbk PT*	19,974,900	66,616
Charoen Pokphand Indonesia Tbk PT*	5,667,700	1,994,138
Elang Mahkota Teknologi Tbk PT	37,993,600	1,799,263
GoTo Gojek Tokopedia Tbk PT*	668,291,500	4,903,256
Indofood CBP Sukses Makmur Tbk PT	1,560,600	1,178,843
Indofood Sukses Makmur Tbk PT	3,864,000	1,894,307
Kalbe Farma Tbk PT	14,893,500	2,036,463
Merdeka Copper Gold Tbk PT*	12,050,700	2,459,573
Sarana Menara Nusantara Tbk PT	28,509,600	2,006,178
Sumber Alfaria Trijaya Tbk PT	13,880,700	2,388,675
Unilever Indonesia Tbk PT	3,830,700	1,088,463

Total Indonesia		52,676,328

Malaysia - 1.0%
Genting Malaysia Bhd	4,002,600	2,109,565
Hong Leong Bank Bhd	1,074,808	4,366,012
Hong Leong Financial Group Bhd	412,100	1,559,226
MR DIY Group M Bhd(a)	4,303,600	1,466,036
Nestle Malaysia Bhd	90,200	2,531,591
PPB Group Bhd	1,039,800	3,506,471
Press Metal Aluminium Holdings Bhd	4,775,500	4,808,752
QL Resources Bhd	1,453,625	1,669,294

Total Malaysia		22,016,947

Mexico - 3.2%
Alfa SAB de CV, Class A	2,519,083	1,564,283
America Movil SAB de CV, Series B	11,691,459	12,679,580
Arca Continental SAB de CV	274,600	2,817,009
Banco del Bajio SA(a)	345,808	1,048,887
Cemex SAB de CV, Series CPO*	6,401,773	4,516,571
Coca-Cola Femsa SAB de CV	294,675	2,458,360
Controladora AXTEL SAB DE CV*(b)	2,519,193	32,609
Corp. Inmobiliaria Vesta SAB de CV(b)	747,494	2,420,241
Fibra Uno Administracion SA de CV	1,563,025	2,278,396
Fomento Economico Mexicano SAB de CV(b)	748,880	8,275,865
Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	193,094	3,459,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV, Class B(b)	94,064	$2,617,316
Grupo Bimbo SAB de CV, Series A(b)	650,335	3,475,304
Grupo Financiero Banorte SAB de CV, Class O	894,528	7,365,167
Grupo Mexico SAB de CV, Series B	1,362,036	6,544,730
Grupo Televisa SAB, Series CPO(b)	1,748,187	1,795,025
Wal-Mart de Mexico SAB de CV(b)	2,003,885	7,912,486

Total Mexico		71,260,869

Philippines - 0.9%
ACEN Corp.*	173,610	16,952
Ayala Corp.	134,010	1,517,337
Bank of the Philippine Islands	1,190,187	2,345,897
BDO Unibank, Inc.	1,026,768	2,561,363
Globe Telecom, Inc.	21,230	665,751
International Container Terminal Services, Inc.	333,560	1,231,524
JG Summit Holdings, Inc.	897,340	722,593
Jollibee Foods Corp.	278,860	1,208,404
Metropolitan Bank & Trust Co.	1,620,880	1,635,577
PLDT, Inc.	73,900	1,756,480
SM Investments Corp.	222,855	3,734,470
SM Prime Holdings, Inc.	5,147,100	3,063,113

Total Philippines		20,459,461

Poland - 1.1%
Asseco Poland SA	94,011	1,856,873
Bank Polska Kasa Opieki SA	162,187	4,422,973
CD Projekt SA(b)	85,983	3,277,045
Dino Polska SA*(a)	56,763	6,633,375
LPP SA*	967	3,334,442
Santander Bank Polska SA*	37,661	3,605,787

Total Poland		23,130,495

Russia - 0.0%
Evraz PLC*†	757,034	0
HeadHunter Group PLC, ADR*†	35,535	0
Lukoil PJSC*†	383,480	0
Lukoil PJSC, ADR*†	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0
Mobile TeleSystems PJSC, ADR*†	777,676	0
Novatek PJSC*†	1,138,580	0
Novolipetsk Steel PJSC*†	948,540	0
Ozon Holdings PLC, ADR*†(b)	43,104	0
PhosAgro PJSC*†	43,175	0
PhosAgro PJSC, GDR*†	835	0
Polyus PJSC*†	37,593	0
Severstal PAO, GDR*†(c)	123,722	0
Sistema PJSFC*†	4,256,200	0
Surgutneftegas PJSC*†	7,201,040	0
VK Co. Ltd., GDR*†	167,707	0
X5 Retail Group NV, GDR*†(c)	166,238	0
Yandex NV, Class A*†	402,553	0

Total Russia		0

Saudi Arabia - 3.2%
Abdullah Al Othaim Markets Co.	188,430	700,326
Advanced Petrochemical Co.	137,876	1,621,119
Al Rajhi Bank	1,416,151	27,562,595
Alinma Bank	673,388	6,014,477
Arab National Bank	85,674	601,890
Bank Al-Jazira	263,077	1,282,173
Bank AlBilad	335,155	3,458,154
Dallah Healthcare Co.	23,822	1,065,756
Dar Al Arkan Real Estate Development Co.*	566,391	2,316,484
Dr. Sulaiman Al Habib Medical Services Group Co.	52,688	4,020,398
Etihad Etisalat Co.	410,884	5,247,379
Jarir Marketing Co.	351,300	1,549,178
Mobile Telecommunications Co. Saudi Arabia*	418,185	1,578,772
Mouwasat Medical Services Co.	31,822	2,053,197
Nahdi Medical Co.	42,227	1,913,933
National Industrialization Co., Class C*	181,049	720,199
Sahara International Petrochemical Co.	248,008	2,436,637
Saudi Awwal Bank	254,345	2,587,054
Saudi Cement Co.	48,109	761,904
Saudi Research & Media Group*	47,539	2,392,984
Savola Group	146,688	1,628,911

Total Saudi Arabia		71,513,520

South Africa - 4.0%
Absa Group Ltd.	403,854	3,589,552
Anglo American Platinum Ltd.	27,718	1,248,988
AngloGold Ashanti Ltd.	191,490	4,032,073
Aspen Pharmacare Holdings Ltd.	183,136	1,780,053
Bid Corp. Ltd.	166,763	3,648,328
Capitec Bank Holdings Ltd.	40,175	3,334,219
Clicks Group Ltd.(b)	142,030	1,964,455
Discovery Ltd.*	222,020	1,714,107
FirstRand Ltd.	2,541,058	9,213,920
Gold Fields Ltd.	387,929	5,372,738
Growthpoint Properties Ltd.	3,463,453	2,137,702
Impala Platinum Holdings Ltd.(b)	365,240	2,422,914
Mr. Price Group Ltd.	138,551	1,057,583
MultiChoice Group	358,339	1,811,304
Naspers Ltd., Class N	98,204	17,669,312
Nedbank Group Ltd.	255,055	3,086,110
Northam Platinum Holdings Ltd.*	154,065	1,023,335
Old Mutual Ltd.	2,862,828	1,836,696
Redefine Properties Ltd.	2,334,052	406,486
Remgro Ltd.	334,289	2,602,115
Sanlam Ltd.	808,364	2,496,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
Shoprite Holdings Ltd.	244,256	$2,916,914
Sibanye Stillwater Ltd.	1,261,067	1,935,867
Standard Bank Group Ltd.	591,048	5,554,983
Vodacom Group Ltd.(b)	529,666	3,286,011
Woolworths Holdings Ltd.	525,911	1,986,304

Total South Africa		88,128,888

South Korea - 14.4%
Alteogen, Inc.*	28,639	933,514
Amorepacific Corp.(b)	13,032	965,297
Celltrion Healthcare Co. Ltd.	46,903	2,331,535
Celltrion, Inc.	43,039	4,994,242
CJ CheilJedang Corp.	5,103	1,043,721
Coway Co. Ltd.	29,933	998,410
CS Wind Corp.	19,218	1,258,690
DB Insurance Co. Ltd.	32,626	1,847,152
Doosan Enerbility Co. Ltd.*(b)	188,165	2,586,171
Ecopro BM Co. Ltd.(b)	22,901	4,327,666
Ecopro Co. Ltd.(b)	7,383	4,224,780
GS Holdings Corp.	58,360	1,623,264
Hana Financial Group, Inc.	121,515	3,615,063
Hankook Tire & Technology Co. Ltd.	60,443	1,577,991
Hanwha Galleria Corp.*	55,760	64,196
Hanwha Solutions Corp.*	49,442	1,587,217
HD Hyundai Co. Ltd.	36,520	1,660,189
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	27,121	2,397,903
HLB, Inc.*	44,473	1,096,932
HYBE Co. Ltd.*	14,160	3,025,113
Hyundai Engineering & Construction Co. Ltd.	53,391	1,543,807
Hyundai Glovis Co. Ltd.	9,948	1,492,596
Hyundai Motor Co.	63,884	10,011,798
Kakao Corp.	212,613	7,922,664
Kakao Games Corp.*(b)	38,706	964,970
KakaoBank Corp.(b)	148,026	2,668,097
KB Financial Group, Inc.	147,094	5,330,504
Kia Corp.	121,006	8,127,371
Korea Investment Holdings Co. Ltd.	48,926	1,915,973
Korea Zinc Co. Ltd.	5,496	2,033,393
Korean Air Lines Co. Ltd.	98,653	1,823,095
Krafton, Inc.*(b)	27,114	4,008,505
Kumho Petrochemical Co. Ltd.	12,105	1,219,090
L&F Co. Ltd.(b)	10,698	1,972,917
LG Chem Ltd.	16,898	8,553,839
LG Corp.	47,866	3,196,758
LG Electronics, Inc.	44,187	4,248,847
LG Energy Solution Ltd.*	15,834	6,645,317
LG H&H Co. Ltd.	3,382	1,178,111
LG Innotek Co. Ltd.	6,379	1,498,350
LG Uplus Corp.	223,034	1,816,229
NAVER Corp.	111,462	15,463,328
NCSoft Corp.	9,625	2,154,878
Pearl Abyss Corp.*(b)	26,075	1,040,902
POSCO Future M Co. Ltd.	13,071	3,501,736
POSCO Holdings, Inc.	30,758	9,057,112
Samsung Biologics Co. Ltd.*(a)	9,022	5,094,196
Samsung C&T Corp.	44,453	3,565,956
Samsung Electro-Mechanics Co. Ltd.	24,344	2,669,683
Samsung Electronics Co. Ltd.	1,875,854	102,786,521
Samsung Engineering Co. Ltd.*	75,870	1,629,508
Samsung Fire & Marine Insurance Co. Ltd.	14,546	2,539,051
Samsung Heavy Industries Co. Ltd.*	455,198	2,304,232
Samsung Life Insurance Co. Ltd.	38,702	1,976,735
Samsung SDI Co. Ltd.	20,228	10,270,202
Samsung SDS Co. Ltd.	19,404	1,809,852
Shinhan Financial Group Co. Ltd.	205,886	5,312,582
SK Hynix, Inc.	189,667	16,582,278
SK Innovation Co. Ltd.*	21,304	2,562,656
SK, Inc.	20,448	2,307,606
Woori Financial Group, Inc.	304,702	2,726,397
Yuhan Corp.	61,870	2,836,070

Total South Korea		318,522,758

Taiwan - 17.7%
Accton Technology Corp.(b)	242,000	2,711,811
Acer, Inc.(b)	1,636,000	1,646,795
Advantech Co. Ltd.	221,000	2,905,794
ASE Technology Holding Co. Ltd.(b)	1,536,062	5,449,914
Asia Cement Corp.	1,623,000	2,313,770
Asustek Computer, Inc.(b)	310,000	3,130,408
AUO Corp.(b)	3,359,200	2,006,169
Catcher Technology Co. Ltd.(b)	332,000	1,870,828
Cathay Financial Holding Co. Ltd.(b)	3,729,425	5,167,034
Cheng Shin Rubber Industry Co. Ltd.	1,325,000	1,708,127
China Development Financial Holding Corp.*(b)	7,830,000	3,117,469
Chroma ATE, Inc.	249,000	2,002,745
Compal Electronics, Inc.	2,036,000	1,912,151
CTBC Financial Holding Co. Ltd.	7,613,672	6,074,901
Delta Electronics, Inc.(b)	764,500	8,456,397
E.Sun Financial Holding Co. Ltd.	6,484,290	5,423,614
Eclat Textile Co. Ltd.(b)	114,000	1,828,348
Eva Airways Corp.(b)	1,158,000	1,479,825
Evergreen Marine Corp. Taiwan Ltd.(b)	404,800	1,215,264
Far Eastern International Bank	715	273
Far Eastern New Century Corp.(b)	2,262,080	2,429,533
Far EasTone Telecommunications Co. Ltd.(b)	1,167,000	2,945,181
Feng TAY Enterprise Co. Ltd.(b)	311,000	1,962,192
Formosa Chemicals & Fibre Corp.	1,812,000	3,903,906
Formosa Petrochemical Corp.(b)	750,000	2,030,053
Formosa Plastics Corp.(b)	1,900,000	5,228,210
Fubon Financial Holding Co. Ltd.	3,398,118	6,633,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

Investments	Shares	Value
Giant Manufacturing Co. Ltd.(b)	195,853	$1,446,361
Great Wall Enterprise Co. Ltd.*	475,592	813,917
Hiwin Technologies Corp.(b)	222,752	1,698,650
Hon Hai Precision Industry Co. Ltd.	4,682,068	16,987,708
Hotai Motor Co. Ltd.(b)	194,000	5,070,430
Innolux Corp.	5,857,765	2,868,273
Inventec Corp.(b)	1,526,000	2,116,688
Largan Precision Co. Ltd.	40,000	2,735,636
Lien Hwa Industrial Holdings Corp.	561,105	1,221,497
Lite-On Technology Corp., ADR	1,064,000	3,535,905
Lotes Co. Ltd.(b)	50,271	1,388,144
MediaTek, Inc.(b)	654,000	14,447,238
Merida Industry Co. Ltd.(b)	137,000	976,545
Micro-Star International Co. Ltd.	366,000	2,074,170
momo.com, Inc.(b)	31,200	689,226
Nan Ya Plastics Corp.	2,395,000	5,575,222
Nanya Technology Corp.(b)	647,000	1,470,809
Novatek Microelectronics Corp.(b)	236,000	3,231,839
Pegatron Corp.	758,000	1,820,495
Pou Chen Corp.	1,974,000	1,996,532
Powerchip Semiconductor Manufacturing Corp.(b)	1,730,000	1,719,196
President Chain Store Corp.	263,000	2,385,574
Quanta Computer, Inc.	1,264,000	6,168,922
Realtek Semiconductor Corp.(b)	233,000	2,898,987
Ruentex Development Co. Ltd.(b)	928,000	1,071,188
Shanghai Commercial & Savings Bank Ltd.(b)	2,313,159	3,371,941
Shin Kong Financial Holding Co. Ltd.*(b)	7,521,000	2,149,237
SinoPac Financial Holdings Co. Ltd.	6,277,643	3,497,154
Synnex Technology International Corp.	725,000	1,350,158
TA Chen Stainless Pipe	869,610	1,323,493
Taishin Financial Holding Co. Ltd.	5,777,494	3,506,065
Taiwan Mobile Co. Ltd.	1,296,000	3,978,153
Taiwan Semiconductor Manufacturing Co. Ltd.	8,520,000	157,572,605
Tatung Co. Ltd.*(b)	1,112,000	1,938,756
Uni-President Enterprises Corp.	2,052,160	5,027,527
Unimicron Technology Corp.(b)	578,000	3,266,323
United Microelectronics Corp.(b)	5,125,000	7,980,944
Voltronic Power Technology Corp.	36,000	2,271,348
Walsin Lihwa Corp.(b)	1,248,977	1,644,209
Wan Hai Lines Ltd.(b)	534,750	1,013,028
Winbond Electronics Corp.*(b)	1,978,000	1,743,361
Wistron Corp.(b)	1,509,000	4,399,403
Wiwynn Corp.(b)	49,000	2,234,102
WPG Holdings Ltd.(b)	926,000	1,626,361
Yageo Corp.(b)	211,847	3,343,216
Yuanta Financial Holding Co. Ltd.	6,141,817	4,555,410

Total Taiwan		389,756,432

Thailand - 2.3%
Advanced Info Service PCL, NVDR	1,128,700	6,812,630
Bangkok Expressway & Metro PCL, NVDR	4,945,900	1,192,708
BTS Group Holdings PCL, NVDR	6,965,800	1,463,692
Bumrungrad Hospital PCL, NVDR	346,700	2,209,962
Carabao Group PCL, NVDR(b)	486,200	898,212
Central Pattana PCL, NVDR	1,361,900	2,515,991
Central Retail Corp. PCL, NVDR	2,391,183	2,630,268
CP ALL PCL, NVDR(b)	4,123,700	7,269,250
Delta Electronics Thailand PCL, NVDR(b)	2,497,700	6,481,128
Energy Absolute PCL, NVDR	1,197,400	1,925,026
Gulf Energy Development PCL, NVDR	3,699,300	4,877,796
Home Product Center PCL, NVDR	4,410,100	1,741,402
Indorama Ventures PCL, NVDR	2,475,400	2,391,269
Intouch Holdings PCL, NVDR(b)	1,470,500	3,069,158
Minor International PCL, NVDR	2,005,300	1,937,146
True Corp. PCL, NVDR	13,542,794	2,501,912

Total Thailand		49,917,550

Turkey - 0.6%
Akbank TAS	3,204,260	2,482,779
BIM Birlesik Magazalar AS	252,475	1,651,208
Enka Insaat ve Sanayi AS	1,045,064	1,174,544
KOC Holding AS	634,495	2,523,864
Turkcell Iletisim Hizmetleri AS	814,123	1,133,589
Turkiye Petrol Rafinerileri AS	558,214	1,697,981
Turkiye Sise ve Cam Fabrikalari AS	955,809	1,630,045

Total Turkey		12,294,010

United States - 0.1%
Legend Biotech Corp., ADR*	30,325	2,093,335

TOTAL COMMON STOCKS (Cost: $2,285,844,403)		2,205,578,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $31,424,910)	31,424,910	31,424,910

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $2,317,269,313)		2,237,002,910
Other Assets less Liabilities - (1.4)%		(31,098,528)

NET ASSETS - 100.0%		$2,205,904,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2023

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $309,868, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $153,170,594 and the total market value of the collateral held by the Fund was $158,550,089. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $127,125,179.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$547,555,083	$—	$309,868	*	$547,864,951
Russia	—	—	0	*	0
Other	1,657,713,049	—	—		1,657,713,049
Investment of Cash Collateral for Securities Loaned	—	31,424,910	—		31,424,910

Total Investments in Securities	$2,205,268,132	$31,424,910	$309,868		$2,237,002,910

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 98.3%

Brazil - 13.1%
Banco do Brasil SA	2,543,822	$26,049,919
Banco Santander Brasil SA	349,141	2,216,872
BB Seguridade Participacoes SA	941,450	6,005,062
BrasilAgro - Co. Brasileira de Propriedades Agricolas	204,562	1,039,348
Caixa Seguridade Participacoes SA	537,268	1,147,152
Cia de Saneamento do Parana	537,876	2,437,390
Cia Paranaense de Energia	345,036	2,991,886
CPFL Energia SA	610,478	4,352,060
Dexco SA	928,321	1,606,858
EDP - Energias do Brasil SA	811,733	3,974,530
Energisa SA	505,859	5,264,121
Engie Brasil Energia SA	486,300	4,605,938
Grendene SA	463,682	718,976
JBS SA	1,990,138	7,203,111
Kepler Weber SA	456,505	895,219
Klabin SA	785,149	3,543,262
Mahle Metal Leve SA	99,768	962,521
Movida Participacoes SA	286,062	624,426
Petroleo Brasileiro SA	14,333,697	98,351,030
Porto Seguro SA	152,576	889,394
Santos Brasil Participacoes SA	1,244,572	2,621,238
Sao Martinho SA	274,074	1,940,221
SIMPAR SA	340,482	634,522
SLC Agricola SA	143,293	1,135,294
Telefonica Brasil SA	855,465	7,673,294
Transmissora Alianca de Energia Eletrica SA	1,060,953	8,278,249
Vale SA	8,750,171	116,487,558

Total Brazil		313,649,451

Chile - 1.1%
Aguas Andinas SA, Class A	4,517,595	1,565,657
Banco de Chile	53,311,497	5,562,101
Banco Santander Chile	64,032,789	3,028,616
Cencosud SA	1,887,467	3,656,342
Empresa Nacional de Telecomunicaciones SA	427,952	1,720,664
Empresas COPEC SA	990,227	7,345,073
Quinenco SA	1,006,027	3,373,699
Ripley Corp. SA	3,639,489	708,796

Total Chile		26,960,948

China - 24.2%
A-Living Smart City Services Co. Ltd.*(a)	1,128,000	725,457
Agricultural Bank of China Ltd., Class A	7,901,700	3,834,195
Agricultural Bank of China Ltd., Class H	28,196,000	11,081,806
Angang Steel Co. Ltd., Class A	1,197,800	457,729
Anhui Conch Cement Co. Ltd., Class A	573,900	1,872,819
Anhui Conch Cement Co. Ltd., Class H	2,718,000	7,214,149
Anhui Expressway Co. Ltd., Class H	1,266,000	1,222,931
BAIC Motor Corp. Ltd., Class H(a)	4,646,500	1,126,554
Bank of Beijing Co. Ltd., Class A	2,657,549	1,691,380
Bank of China Ltd., Class A	5,359,600	2,880,634
Bank of China Ltd., Class H	114,603,000	45,919,585
Bank of Chongqing Co. Ltd., Class A	729,695	793,408
Bank of Communications Co. Ltd., Class A	4,166,700	3,321,996
Bank of Communications Co. Ltd., Class H	31,684,000	20,983,585
Bank of Guiyang Co. Ltd., Class A	1,276,400	905,348
Bank of Jiangsu Co. Ltd., Class A*	1,884,070	1,903,546
Bank of Shanghai Co. Ltd., Class A	1,673,702	1,322,894
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,382,000	568,402
BOE Technology Group Co. Ltd., Class A	8,348,700	4,693,762
China Cinda Asset Management Co. Ltd., Class H	14,164,000	1,409,785
China CITIC Bank Corp. Ltd., Class H	15,452,000	7,256,126
China Communications Services Corp. Ltd., Class H	3,980,000	1,960,391
China Conch Venture Holdings Ltd.	1,838,000	2,392,313
China Construction Bank Corp., Class A	1,300,800	1,119,345
China Construction Bank Corp., Class H*	120,393,054	77,890,001
China East Education Holdings Ltd.(a)	1,041,500	400,035
China Everbright Bank Co. Ltd., Class A*	2,923,200	1,233,604
China Everbright Bank Co. Ltd., Class H	3,039,000	872,540
China Galaxy Securities Co. Ltd., Class H	6,048,500	3,226,237
China Life Insurance Co. Ltd., Class H	5,666,000	9,442,610
China Medical System Holdings Ltd.	1,673,000	2,724,074
China Merchants Securities Co. Ltd., Class H(a)(b)	618,400	582,369
China Minsheng Banking Corp. Ltd., Class A	3,093,000	1,594,374
China Minsheng Banking Corp. Ltd., Class H(b)	8,069,000	2,986,002
China Nonferrous Mining Corp. Ltd.	2,516,000	1,187,913
China Pacific Insurance Group Co. Ltd., Class H	2,072,200	5,354,624
China Petroleum & Chemical Corp., Class A	7,547,400	6,598,321
China Petroleum & Chemical Corp., Class H	58,330,000	34,164,650
China Railway Group Ltd., Class H	5,074,000	3,347,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

Investments	Shares	Value
China Reinsurance Group Corp., Class H	7,564,000	$511,564
China Risun Group Ltd.	2,304,000	1,070,178
China Shenhua Energy Co. Ltd., Class A	1,205,100	5,093,862
China Shenhua Energy Co. Ltd., Class H	11,739,500	35,877,935
China Suntien Green Energy Corp. Ltd., Class H	2,430,000	871,335
China Vanke Co. Ltd., Class A	1,480,300	2,852,835
China Vanke Co. Ltd., Class H	2,796,700	3,754,343
China Yongda Automobiles Services Holdings Ltd.	3,311,000	1,664,668
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,469,100	724,978
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,003,000	1,061,469
COSCO Shipping Holdings Co. Ltd., Class A	2,366,766	3,058,173
COSCO Shipping Holdings Co. Ltd., Class H(b)	7,746,000	6,978,378
CSC Financial Co. Ltd., Class H(a)	914,500	942,904
Daan Gene Co. Ltd., Class A	476,740	653,365
Excellence Commercial Property & Facilities Management Group Ltd.(b)	710,000	231,937
Fangda Special Steel Technology Co. Ltd., Class A*	948,700	603,794
Focus Media Information Technology Co. Ltd., Class A	3,696,847	3,460,649
Foxconn Industrial Internet Co. Ltd., Class A	1,124,800	3,896,322
Fufeng Group Ltd.	3,091,000	1,561,948
G-bits Network Technology Xiamen Co. Ltd., Class A	10,900	735,841
Gemdale Corp., Class A	980,909	972,172
GF Securities Co. Ltd., Class H*	842,200	1,162,826
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,558,300	7,820,632
Guangdong Provincial Expressway Development Co. Ltd., Class A	510,016	549,641
Guotai Junan Securities Co. Ltd., Class H(a)(b)	1,244,000	1,458,842
Haitong Securities Co. Ltd., Class H	2,429,200	1,487,911
Huatai Securities Co. Ltd., Class H(a)	1,016,200	1,255,240
Huaxia Bank Co. Ltd., Class A	1,227,700	912,995
Hunan Valin Steel Co. Ltd., Class A	1,290,100	845,903
Industrial & Commercial Bank of China Ltd., Class A	4,583,700	3,036,982
Industrial & Commercial Bank of China Ltd., Class H	98,079,823	52,315,246
Industrial Bank Co. Ltd., Class A	3,068,900	6,602,008
Jiangsu Expressway Co. Ltd., Class H	2,319,727	2,137,206
Jizhong Energy Resources Co. Ltd., Class A	543,500	476,650
Livzon Pharmaceutical Group, Inc., Class H*	266,900	917,867
Longfor Group Holdings Ltd.(a)(b)	2,821,500	6,855,187
Metallurgical Corp. of China Ltd., Class H	3,761,000	926,260
Nanjing Iron & Steel Co. Ltd., Class A	1,959,000	907,493
NetDragon Websoft Holdings Ltd.	582,500	1,095,635
New China Life Insurance Co. Ltd., Class A	131,900	666,680
PetroChina Co. Ltd., Class A	3,267,000	3,354,661
PetroChina Co. Ltd., Class H	62,932,000	43,525,437
PICC Property & Casualty Co. Ltd., Class H	5,974,000	6,639,811
Ping An Insurance Group Co. of China Ltd., Class A	1,078,000	6,875,680
Ping An Insurance Group Co. of China Ltd., Class H	4,554,500	28,971,981
Postal Savings Bank of China Co. Ltd., Class A	1,354,300	910,338
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	5,620,000	3,456,652
Shaanxi Coal Industry Co. Ltd., Class A	1,243,500	3,109,263
Shanghai Construction Group Co. Ltd., Class A	1,316,700	486,876
Shanghai Pudong Development Bank Co. Ltd., Class A	1,836,200	1,827,416
Shenzhen Expressway Corp. Ltd., Class H	2,162,000	1,842,911
Shui On Land Ltd.	8,593,500	975,961
Sinopec Engineering Group Co. Ltd., Class H	5,552,000	2,472,562
Sinotrans Ltd., Class H	5,604,000	1,995,146
Tangshan Jidong Cement Co. Ltd., Class A	496,400	502,896
TangShan Port Group Co. Ltd., Class A	2,639,300	1,280,685
Tingyi Cayman Islands Holding Corp.	3,746,000	5,822,204
Uni-President China Holdings Ltd.	1,921,000	1,617,870
West China Cement Ltd.	5,768,000	581,466
Xiamen ITG Group Corp. Ltd., Class A	450,600	479,414
Xinyi Energy Holdings Ltd.(b)	3,394,000	1,108,726
Yankuang Energy Group Co. Ltd., Class H(b)	3,440,000	9,854,784
Zangge Mining Co. Ltd., Class A	197,500	612,742
Zhejiang Expressway Co. Ltd., Class H(b)	2,620,000	1,989,256
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	507,900	657,670
Zhuzhou Kibing Group Co. Ltd., Class A*	609,700	722,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

Investments	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	1,256,900	$1,166,228

Total China		579,113,869

Czech Republic - 0.8%
CEZ AS(b)	364,194	15,051,516
Komercni Banka AS	65,396	1,995,497
Moneta Money Bank AS(a)	627,016	2,297,663

Total Czech Republic		19,344,676

India - 5.3%
Bharat Petroleum Corp. Ltd.	1,244,369	5,531,961
Castrol India Ltd.	705,464	1,038,810
CESC Ltd.	933,093	818,370
Coal India Ltd.	5,893,229	16,594,321
GAIL India Ltd.	7,313,942	9,365,733
Hindustan Petroleum Corp. Ltd.	1,090,773	3,641,173
Indian Oil Corp. Ltd.	11,193,579	12,457,587
Indus Towers Ltd.*	1,683,715	3,371,073
Mindspace Business Parks REIT(a)	361,908	1,363,614
National Aluminium Co. Ltd.	1,978,712	1,979,044
NHPC Ltd.	6,806,307	3,812,337
NMDC Ltd.	3,204,976	4,088,446
Oil & Natural Gas Corp. Ltd.	7,807,638	15,256,236
Oil India Ltd.	674,981	2,015,409
Oracle Financial Services Software Ltd.	33,433	1,572,552
Petronet LNG Ltd.	1,599,164	4,341,176
Power Grid Corp. of India Ltd.	7,459,545	23,200,755
SJVN Ltd.	1,935,791	965,108
Steel Authority of India Ltd.	3,855,350	4,018,131
Vardhman Textiles Ltd.*	308,376	1,377,493
Vedanta Ltd.	3,010,225	10,199,053

Total India		127,008,382

Indonesia - 1.1%
Adaro Energy Indonesia Tbk PT	42,588,000	6,334,583
Astra Agro Lestari Tbk PT	927,600	462,485
Bukit Asam Tbk PT	17,411,600	3,112,429
Erajaya Swasembada Tbk PT	16,054,500	509,718
Gudang Garam Tbk PT	1,218,100	2,244,456
Hanjaya Mandala Sampoerna Tbk PT	18,889,600	1,190,640
Indo Tambangraya Megah Tbk PT	1,537,800	2,474,532
Indocement Tunggal Prakarsa Tbk PT	2,532,500	1,676,509
Indosat Tbk PT	6,330,400	3,641,801
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	15,279,000	743,950
Matahari Department Store Tbk PT	3,951,300	890,805
Perusahaan Gas Negara Tbk PT	26,389,400	2,297,026
Puradelta Lestari Tbk PT	48,579,600	554,085

Total Indonesia		26,133,019

Malaysia - 2.1%
Astro Malaysia Holdings Bhd	6,460,800	830,526
British American Tobacco Malaysia Bhd	465,800	1,013,932
Bursa Malaysia Bhd	541,200	746,723
Malayan Banking Bhd	6,646,983	12,289,976
MISC Bhd	1,992,400	3,056,365
Petronas Chemicals Group Bhd	6,165,900	7,926,170
Petronas Gas Bhd	1,390,500	4,975,115
RHB Bank Bhd	5,992,445	6,971,393
Sime Darby Bhd	5,112,500	2,245,447
Sime Darby Plantation Bhd	4,611,400	4,100,120
Ta Ann Holdings Bhd	1,051,799	752,653
TIME dotCom Bhd	2,814,500	3,135,597
United Plantations Bhd	684,000	2,268,521

Total Malaysia		50,312,538

Mexico - 3.2%
Alfa SAB de CV, Class A	7,589,846	4,713,091
Alpek SAB de CV(b)	1,023,711	1,016,518
Banco del Bajio SA(a)	1,668,137	5,059,706
Bolsa Mexicana de Valores SAB de CV	674,010	1,395,926
FIBRA Macquarie Mexico(a)	1,582,172	2,779,560
Fibra Uno Administracion SA de CV	7,092,598	10,338,763
Genomma Lab Internacional SAB de CV, Class B(b)	1,138,078	875,930
Grupo Mexico SAB de CV, Series B	6,924,528	33,273,103
Kimberly-Clark de Mexico SAB de CV, Class A	2,272,930	5,045,360
Megacable Holdings SAB de CV, Series CPO(b)	498,427	1,147,366
Orbia Advance Corp. SAB de CV	2,568,576	5,523,401
Qualitas Controladora SAB de CV(b)	258,687	1,915,887
Regional SAB de CV	195,364	1,412,731
TF Administradora Industrial S de Real de CV	960,268	1,839,293

Total Mexico		76,336,635

Philippines - 0.3%
DMCI Holdings, Inc.	7,851,100	1,288,616
Manila Electric Co.	441,420	2,678,932
PLDT, Inc.	136,244	3,238,293

Total Philippines		7,205,841

Poland - 1.1%
Bank Polska Kasa Opieki SA	175,528	4,786,794
Cyfrowy Polsat SA	464,672	1,888,218
Polski Koncern Naftowy Orlen SA	631,342	10,008,673
Powszechna Kasa Oszczednosci Bank Polski SA	1,046,795	9,313,833

Total Poland		25,997,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

Investments	Shares	Value
Russia - 0.0%
Evraz PLC*†	2,288,532	$0
Magnit PJSC*†(c)	200,622	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	298,929	0
MMC Norilsk Nickel PJSC*†	148,519	0
MMC Norilsk Nickel PJSC, ADR*†	13	0
Mobile TeleSystems PJSC, ADR*†	1,549,581	0
Novolipetsk Steel PJSC*†	5,213,400	0
PhosAgro PJSC*†	95,795	0
PhosAgro PJSC, GDR*†(c)	1,853	0
Polyus PJSC*†	35,478	0
Polyus PJSC, GDR*†(c)	1	0
Sberbank of Russia PJSC*†	9,700,476	0
Severstal PAO, GDR*†(c)	775,843	0
Tatneft PJSC*†	1,371,750	0
Tatneft PJSC, ADR*†	3,217	0

Total Russia		0

Saudi Arabia - 1.0%
Arabian Cement Co.	86,168	909,764
Arabian Centres Co. Ltd.	249,414	1,476,255
Sahara International Petrochemical Co.	991,096	9,737,353
Saudi Cement Co.	121,158	1,918,785
Saudi Industrial Investment Group	629,832	4,449,982
Yanbu National Petrochemical Co.	420,940	5,325,300

Total Saudi Arabia		23,817,439

South Africa - 5.9%
Absa Group Ltd.	730,644	6,494,141
AECI Ltd.	205,344	984,803
African Rainbow Minerals Ltd.	304,269	3,205,324
Anglo American Platinum Ltd.(b)	127,296	5,736,027
Astral Foods Ltd.	84,683	686,922
AVI Ltd.	731,182	2,635,410
Equites Property Fund Ltd.	1,835,583	1,121,293
Exxaro Resources Ltd.	1,150,525	10,004,459
FirstRand Ltd.	4,262,797	15,456,976
Growthpoint Properties Ltd.	13,097,493	8,083,995
Hyprop Investments Ltd.	1,178,271	1,915,421
Impala Platinum Holdings Ltd.	1,846,404	12,248,599
Investec Ltd.	259,613	1,456,980
JSE Ltd.	115,983	558,695
KAP Ltd.	4,373,785	625,116
Momentum Metropolitan Holdings	1,240,559	1,185,972
Motus Holdings Ltd.	398,978	2,115,774
MultiChoice Group	786,974	3,977,934
Nedbank Group Ltd.	776,839	9,399,582
Old Mutual Ltd.	5,127,046	3,289,343
Redefine Properties Ltd.	17,304,950	3,013,738
Resilient REIT Ltd.	1,094,330	2,450,929
Royal Bafokeng Platinum Ltd.	195,477	1,292,091
Sanlam Ltd.	1,647,920	5,089,983
SPAR Group Ltd.(b)	243,070	1,351,014
Standard Bank Group Ltd.	1,276,696	11,999,067
Thungela Resources Ltd.	730,952	5,724,187
Tiger Brands Ltd.(b)	190,626	1,687,468
Truworths International Ltd.	1,549,617	4,642,802
Vodacom Group Ltd.(b)	1,820,013	11,291,234

Total South Africa		139,725,279

South Korea - 5.9%
BNK Financial Group, Inc.	402,775	2,118,340
Daishin Securities Co. Ltd.	51,268	525,267
DB Insurance Co. Ltd.	63,878	3,616,513
DGB Financial Group, Inc.	214,237	1,182,031
GS Engineering & Construction Corp.	136,389	1,929,413
Hana Financial Group, Inc.	358,077	10,652,767
HD Hyundai Co. Ltd.	92,839	4,220,435
Hyosung Corp.	23,869	1,144,857
iMarketKorea, Inc.	67,993	510,341
Industrial Bank of Korea	416,937	3,271,831
JB Financial Group Co. Ltd.(b)	227,639	1,463,289
KB Financial Group, Inc.	435,723	15,790,061
KCC Glass Corp.	16,617	560,563
Korea Gas Corp.*	54,894	1,070,676
Korean Reinsurance Co.	118,124	628,429
KT&G Corp.	153,864	9,668,682
Kumho Petrochemical Co. Ltd.	34,999	3,524,735
LG Uplus Corp.	273,048	2,223,508
LX International Corp.	56,311	1,540,630
LX Semicon Co. Ltd.	18,521	1,599,582
POSCO Holdings, Inc.	145,390	42,812,067
S-Oil Corp.(b)	65,220	3,301,464
Samsung Fire & Marine Insurance Co. Ltd.	28,493	4,973,544
SeAH Besteel Holdings Corp.	32,206	629,381
Shinhan Financial Group Co. Ltd.	527,924	13,622,300
SK Discovery Co. Ltd.	28,109	765,843
SSANGYONG C&E Co. Ltd.(b)	233,688	938,193
Woori Financial Group, Inc.	728,130	6,515,124

Total South Korea		140,799,866

Taiwan - 31.2%
Acer, Inc.(b)	6,435,000	6,477,460
Arcadyan Technology Corp.	220,000	868,853
ASE Technology Holding Co. Ltd.(b)	9,742,000	34,564,402
Asia Cement Corp.(b)	4,476,000	6,381,043
Asia Optical Co., Inc.(b)	229,000	472,787
Asustek Computer, Inc.(b)	1,786,000	18,035,191
AUO Corp.(b)	19,548,000	11,674,382
BES Engineering Corp.	3,180,000	1,133,362
Capital Securities Corp.	3,059,000	1,399,629
Catcher Technology Co. Ltd.(b)	852,000	4,801,040
Cathay Financial Holding Co. Ltd.(b)	8,792,479	12,181,781
Chang Wah Electromaterials, Inc.(b)	543,000	596,272
Cheng Loong Corp.	1,400,000	1,530,607
Chicony Electronics Co. Ltd.	1,488,386	4,683,390
Chicony Power Technology Co. Ltd.	405,000	1,180,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

Investments	Shares	Value
China Development Financial Holding Corp.*(b)	15,662,000	$6,235,734
China General Plastics Corp.(b)	1,243,000	933,911
China Steel Corp.(b)	44,344,000	41,860,155
ChipMOS Technologies, Inc.	1,338,000	1,568,078
Chong Hong Construction Co. Ltd.	492,000	1,259,047
Chun Yuan Steel Industry Co. Ltd.*(b)	821,000	479,770
Chung Hung Steel Corp.(b)	2,019,000	1,581,775
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	655,000	2,881,247
Cleanaway Co. Ltd.*	108,000	735,154
Compal Electronics, Inc.	7,763,000	7,290,782
Continental Holdings Corp.	1,076,000	995,001
CTBC Financial Holding Co. Ltd.	13,185,000	10,520,228
CTCI Corp.(b)	1,105,000	1,493,699
Daxin Materials Corp.(b)	118,000	418,661
Edom Technology Co. Ltd.(b)	510,000	461,783
Elan Microelectronics Corp.	754,000	2,457,288
Elite Material Co. Ltd.(b)	434,000	3,393,183
Elite Semiconductor Microelectronics Technology, Inc.(b)	675,000	1,779,367
Eternal Materials Co. Ltd.	1,195,000	1,239,336
Everlight Electronics Co. Ltd.	815,000	1,352,903
Farglory Land Development Co. Ltd.(b)	629,000	1,231,967
Feng Hsin Steel Co. Ltd.(b)	1,117,000	2,557,180
FLEXium Interconnect, Inc.(b)	506,000	1,504,458
Formosa Chemicals & Fibre Corp.(b)	5,778,000	12,448,548
Formosa International Hotels Corp.(b)	112,000	933,199
Formosa Plastics Corp.(b)	12,871,000	35,416,998
Formosan Union Chemical(b)	1,006,000	796,221
Fubon Financial Holding Co. Ltd.(b)	9,382,668	18,316,756
Fusheng Precision Co. Ltd.	189,000	1,341,136
Getac Holdings Corp.	789,000	1,694,813
Gigabyte Technology Co. Ltd.(b)	1,290,000	10,085,729
Global Mixed Mode Technology, Inc.*(b)	157,000	980,478
Goldsun Building Materials Co. Ltd., Class C	2,264,000	1,999,069
Greatek Electronics, Inc.(b)	1,086,000	1,994,548
Highwealth Construction Corp.	2,518,817	3,449,326
Holtek Semiconductor, Inc.(b)	450,000	986,852
Holy Stone Enterprise Co. Ltd.	284,000	980,269
Hon Hai Precision Industry Co. Ltd.(b)	12,412,000	45,033,826
Hsin Kuang Steel Co. Ltd.(b)	669,000	994,548
Huaku Development Co. Ltd.	471,000	1,364,100
Huang Hsiang Construction Corp.(b)	581,000	758,325
Hung Sheng Construction Ltd.	560,000	392,878
IBF Financial Holdings Co. Ltd.*	2,081,748	805,441
Innolux Corp.(b)	19,902,000	9,745,075
Inventec Corp.(b)	4,390,000	6,089,294
ITE Technology, Inc.	294,000	1,061,985
ITEQ Corp.	547,000	1,213,624
Kindom Development Co. Ltd.	1,271,000	1,228,374
King Yuan Electronics Co. Ltd.	3,507,000	6,418,437
King’s Town Bank Co. Ltd.(b)	506,000	577,576
KMC Kuei Meng International, Inc.	80,000	387,870
Lelon Electronics Corp.	255,000	508,453
Lite-On Technology Corp., ADR(b)	3,511,000	11,667,823
Longchen Paper & Packaging Co. Ltd.(b)	1,335,453	735,379
Macronix International Co. Ltd.(b)	3,270,000	3,433,319
MediaTek, Inc.(b)	3,858,000	85,225,449
Micro-Star International Co. Ltd.	2,246,000	12,728,379
Mirle Automation Corp.	454,000	554,663
Namchow Holdings Co. Ltd.	233,000	357,978
Nan Ya Plastics Corp.(b)	19,202,000	44,699,546
Nanya Technology Corp.(b)	1,782,000	4,050,975
Nichidenbo Corp.	519,000	976,526
Novatek Microelectronics Corp.(b)	1,261,000	17,268,426
Pegatron Corp.(b)	3,865,000	9,282,602
Powerchip Semiconductor Manufacturing Corp.(b)	4,139,000	4,113,152
Powertech Technology, Inc.	1,915,000	6,456,196
President Securities Corp.	1,119,000	625,170
Primax Electronics Ltd.*(b)	723,000	1,527,506
Promate Electronic Co. Ltd.	598,000	854,437
Qisda Corp.	3,040,000	4,480,277
Quanta Computer, Inc.(b)	5,586,990	27,267,173
Raydium Semiconductor Corp.(b)	141,000	1,453,258
Realtek Semiconductor Corp.(b)	1,098,000	13,661,321
Sigurd Microelectronics Corp.	802,000	1,424,027
Sitronix Technology Corp.(b)	237,000	1,784,472
Standard Foods Corp.	783,000	1,044,603
Stark Technology, Inc.	155,000	567,355
Supreme Electronics Co. Ltd.	841,539	1,307,791
Synnex Technology International Corp.	2,962,000	5,516,094
Systex Corp.(b)	504,000	1,780,090
T3EX Global Holdings Corp.(b)	359,000	817,258
Taita Chemical Co. Ltd.(b)	596,200	386,689
Taiwan Cogeneration Corp.(b)	513,361	909,873
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	561,000	1,900,352
Taiwan Paiho Ltd.	492,000	859,375
Taiwan PCB Techvest Co. Ltd.	745,000	943,674
Taiwan Sakura Corp.	214,000	438,382
Taiwan Secom Co. Ltd.(b)	483,000	1,775,707
Taiwan Surface Mounting Technology Corp.(b)	478,000	1,542,455
Taiwan-Asia Semiconductor Corp.(b)	662,000	940,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

Investments	Shares	Value
Test Research, Inc.(b)	454,000	$880,464
Ton Yi Industrial Corp.	1,237,000	784,432
Tong Hsing Electronic Industries Ltd.(b)	128,700	756,220
Topco Scientific Co. Ltd.(b)	428,435	2,510,536
Transcend Information, Inc.	436,000	1,097,542
Tripod Technology Corp.	791,000	3,136,621
TSRC Corp.(b)	1,158,000	955,565
Tung Ho Steel Enterprise Corp.(b)	1,155,000	2,206,569
TXC Corp.(b)	883,000	2,659,391
U-Ming Marine Transport Corp.*(b)	799,000	1,213,463
United Integrated Services Co. Ltd.*	397,000	2,778,853
United Microelectronics Corp.(b)	20,606,000	32,088,844
Universal Cement Corp.	1,020,000	1,005,442
USI Corp.	1,820,000	1,349,901
Visual Photonics Epitaxy Co. Ltd.(b)	397,000	1,485,030
Wah Lee Industrial Corp.	164,000	436,533
Walsin Technology Corp.	530,000	1,623,465
Weikeng Industrial Co. Ltd.	1,256,000	1,346,960
Wistron Corp.(b)	6,158,561	17,954,931
WPG Holdings Ltd.(b)	2,555,280	4,487,913
WT Microelectronics Co. Ltd.*(b)	656,000	1,432,291
Yang Ming Marine Transport Corp.*(b)	5,470,000	11,064,875
YC INOX Co. Ltd.(b)	601,000	567,336
YFY, Inc.(b)	1,714,000	2,050,009
Yuanta Financial Holding Co. Ltd.(b)	10,055,810	7,458,435

Total Taiwan		746,905,348

Thailand - 1.7%
Bangkok Chain Hospital PCL, NVDR(b)	3,751,700	1,872,940
Banpu PCL, NVDR(b)	6,510,400	1,625,075
Chularat Hospital PCL, NVDR	14,489,800	1,226,044
Dynasty Ceramic PCL, NVDR	13,792,700	778,040
IRPC PCL, NVDR	18,213,900	1,171,279
Kiatnakin Phatra Bank PCL, NVDR(b)	599,400	1,010,130
Land & Houses PCL, NVDR	10,219,600	2,435,640
Major Cineplex Group PCL, NVDR	1,268,400	522,314
Northeast Rubber PCL, NVDR(b)	3,220,225	412,348
Polyplex Thailand PCL, NVDR	790,587	307,717
Precious Shipping PCL, NVDR(b)	2,839,900	744,918
PTT Global Chemical PCL, NVDR(b)	2,688,100	2,824,192
PTT PCL, NVDR(b)	19,579,700	18,500,069
Quality Houses PCL, NVDR	11,538,800	715,988
Ratch Group PCL, NVDR	853,200	860,299
Regional Container Lines PCL, NVDR(b)	919,800	614,843
Somboon Advance Technology PCL, NVDR(b)	936,300	499,113
Star Petroleum Refining PCL, NVDR(b)	7,077,900	1,607,026
Thanachart Capital PCL, NVDR	1,187,500	1,666,285
TTW PCL, NVDR	4,434,477	1,081,885

Total Thailand		40,476,145

Turkey - 0.3%
Dogus Otomotiv Servis ve Ticaret AS	107,859	705,407
Ford Otomotiv Sanayi AS	84,386	2,463,282
Iskenderun Demir ve Celik AS*	430,808	570,114
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,324,336	1,122,663
Tofas Turk Otomobil Fabrikasi AS	211,128	2,044,872
Turk Traktor ve Ziraat Makineleri AS	50,963	794,061

Total Turkey		7,700,399

TOTAL COMMON STOCKS (Cost: $2,335,648,203)		2,351,487,353

WARRANTS - 0.0%

Thailand - 0.0%
Kiatnakin Phatra Bank PCL,
expiring 3/17/24*	46,450	1,716
expiring 3/17/26*	46,450	4,193

TOTAL WARRANTS (Cost: $0)		5,909

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $5,527,638)	5,527,638	5,527,638

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $2,341,175,841)		2,357,020,900
Other Assets less Liabilities - 1.5%		36,503,682

NET ASSETS - 100.0%		$2,393,524,582

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $416,057,827. The Fund also had securities on loan having a total market value of $195,421 that were sold and pending settlement. The total market value of the collateral held by the Fund was $457,912,378. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $452,384,740.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree Global High Dividend Fund^	$2,263,456	$1,143,812	$3,339,400	$(142,850)	$74,982	$—	$52,034

^	As of June 30, 2023, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2023	109,224,576	HKD	13,936,292	USD	$1,458	$—
Goldman Sachs	7/3/2023	44,781,532	BRL	9,212,411	USD	70,659	—
Goldman Sachs	7/3/2023	232,238	USD	5,952,867	TRY	3,897	—
Merrill Lynch International	7/3/2023	6,788,029	MYR	1,456,346	USD	—	(2,028)
Merrill Lynch International	7/3/2023	114,872	USD	1,726,522,428	IDR	—	(287)
State Street Bank and Trust	7/3/2023	619,405,892	CLP	773,929	USD	—	(1,747)

						$76,014	$(4,062)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,351,487,353	—	—		2,351,487,353
Warrants	5,909	—	—		5,909
Investment of Cash Collateral for Securities Loaned	—	5,527,638	—		5,527,638

Total Investments in Securities	$2,351,493,262	$5,527,638	$0		$2,357,020,900

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$76,014	$—		$76,014
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,062)	$—		$(4,062)

Total - Net	$2,351,493,262	$5,599,590	$0		$2,357,092,852

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 97.9%

Brazil - 5.6%
Ambev SA	2,519	$8,047
Banco do Brasil SA	522	5,346
BB Seguridade Participacoes SA	905	5,773
CCR SA	2,368	6,897
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	373	4,374
CPFL Energia SA	1,202	8,569
Energisa SA	1,045	10,875
Engie Brasil Energia SA	1,195	11,318
Hypera SA	488	4,654
Klabin SA	2,670	12,049
Sendas Distribuidora SA	1,442	4,110
Suzano SA	1,281	11,742
Telefonica Brasil SA	760	6,817
TIM SA	7,221	21,885
WEG SA	725	5,673

Total Brazil		128,129

Chile - 2.3%
Banco de Chile	138,424	14,442
Banco de Credito e Inversiones SA	423	12,919
Cencosud SA	2,908	5,633
Empresas CMPC SA	5,521	10,558
Enel Americas SA*	72,732	9,701

Total Chile		53,253

China - 9.2%
3SBio, Inc.(a)	14,500	14,562
Anhui Gujing Distillery Co. Ltd., Class B*	500	8,613
China Medical System Holdings Ltd.	2,000	3,256
China Railway Group Ltd., Class H	6,000	3,958
China Resources Pharmaceutical Group Ltd.(a)	15,500	13,489
East Buy Holding Ltd.*(a)(b)	2,000	6,508
Hengan International Group Co. Ltd.	3,000	12,633
People’s Insurance Co. Group of China Ltd., Class H	60,000	21,744
PICC Property & Casualty Co. Ltd., Class H	22,000	24,452
Sany Heavy Equipment International Holdings Co. Ltd.	4,000	5,237
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,200	14,635
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,500	6,932
Sinopharm Group Co. Ltd., Class H	5,600	17,508
Tingyi Cayman Islands Holding Corp.	8,000	12,434
Want Want China Holdings Ltd.	21,000	13,935
Yum China Holdings, Inc.	359	20,283
Zhejiang Expressway Co. Ltd., Class H(b)	10,000	7,593

Total China		207,772

Czech Republic - 0.2%
CEZ AS	96	3,968

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	1,543	13,485

India - 20.0%
ABB India Ltd.	183	9,866
Asian Paints Ltd.	350	14,344
Aurobindo Pharma Ltd.	861	7,634
Bajaj Auto Ltd.	250	14,297
Bank of Baroda	2,415	5,604
Bharat Electronics Ltd.	4,845	7,427
Britannia Industries Ltd.	160	9,800
CG Power & Industrial Solutions Ltd.	1,425	6,575
Cipla Ltd.	842	10,417
Coal India Ltd.	4,947	13,930
Colgate-Palmolive India Ltd.	499	10,268
Dr. Reddy’s Laboratories Ltd.	176	11,069
Eicher Motors Ltd.	283	12,350
GAIL India Ltd.	6,429	8,233
Grasim Industries Ltd.	577	12,201
HCL Technologies Ltd.	1,155	16,725
Hero MotoCorp Ltd.	444	15,750
Indian Hotels Co. Ltd.	2,698	12,908
Indian Oil Corp. Ltd.	14,010	15,592
Indraprastha Gas Ltd.	915	5,280
Infosys Ltd.	711	11,575
ITC Ltd.	1,885	10,377
Kotak Mahindra Bank Ltd.	360	8,103
Mahindra & Mahindra Ltd.	870	15,416
Maruti Suzuki India Ltd.	129	15,393
Nestle India Ltd.	33	9,209
NTPC Ltd.	4,427	10,207
Oil & Natural Gas Corp. Ltd.	5,827	11,386
Petronet LNG Ltd.	5,244	14,236
Power Grid Corp. of India Ltd.	3,051	9,489
SBI Cards & Payment Services Ltd.	735	7,590
Siemens Ltd.	224	10,284
State Bank of India	1,072	7,486
Sun Pharmaceutical Industries Ltd.	851	10,909
Tata Consultancy Services Ltd.	317	12,760
Tata Elxsi Ltd.	86	7,955
Tech Mahindra Ltd.	965	13,302
Torrent Pharmaceuticals Ltd.	461	10,705
TVS Motor Co. Ltd.	775	12,523
UPL Ltd.	1,394	11,683
Varun Beverages Ltd.	412	4,031
Vedanta Ltd.	2,324	7,874

Total India		452,763

Indonesia - 4.8%
Adaro Energy Indonesia Tbk PT	51,100	7,601
Astra International Tbk PT	28,800	13,014
Bank Central Asia Tbk PT	27,200	16,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2023

Investments	Shares	Value
Bank Negara Indonesia Persero Tbk PT	11,600	$7,080
Bank Rakyat Indonesia Persero Tbk PT	24,000	8,684
Indah Kiat Pulp & Paper Tbk PT	24,500	13,890
Indofood CBP Sukses Makmur Tbk PT	10,700	8,083
Indofood Sukses Makmur Tbk PT	21,400	10,491
Telkom Indonesia Persero Tbk PT	47,300	12,620
United Tractors Tbk PT	6,900	10,712

Total Indonesia		108,775

Luxembourg - 0.3%
Reinet Investments SCA	281	6,202

Malaysia - 4.4%
AMMB Holdings Bhd	10,300	7,988
Genting Malaysia Bhd	19,900	10,488
Hong Leong Bank Bhd	2,100	8,531
Hong Leong Financial Group Bhd	2,300	8,702
IOI Corp. Bhd	6,300	5,035
Kuala Lumpur Kepong Bhd	1,300	6,116
MISC Bhd	4,100	6,290
Petronas Chemicals Group Bhd	6,400	8,227
Petronas Gas Bhd	1,900	6,798
Public Bank Bhd	8,500	7,011
RHB Bank Bhd	5,888	6,850
Sime Darby Bhd	13,500	5,929
Sime Darby Plantation Bhd	1,500	1,334
Telekom Malaysia Bhd	10,100	10,625

Total Malaysia		99,924

Mexico - 5.2%
Alfa SAB de CV, Class A	11,819	7,339
America Movil SAB de CV, Series B	17,250	18,708
Arca Continental SAB de CV	1,034	10,608
Coca-Cola Femsa SAB de CV	1,148	9,577
Controladora AXTEL SAB DE CV*	11,819	153
Fomento Economico Mexicano SAB de CV	875	9,670
Gruma SAB de CV, Class B	520	8,331
Grupo Bimbo SAB de CV, Series A	1,438	7,685
Grupo Financiero Inbursa SAB de CV, Class O*	6,484	15,372
Orbia Advance Corp. SAB de CV	4,683	10,070
Promotora y Operadora de Infraestructura SAB de CV	1,206	12,058
Wal-Mart de Mexico SAB de CV	2,000	7,897

Total Mexico		117,468

Philippines - 2.0%
Bank of the Philippine Islands	4,748	9,359
BDO Unibank, Inc.	2,410	6,012
International Container Terminal Services, Inc.	2,100	7,753
Jollibee Foods Corp.	3,450	14,950
Metropolitan Bank & Trust Co.	7,430	7,497

Total Philippines		45,571

Poland - 0.8%
Dino Polska SA*(a)	45	5,259
PGE Polska Grupa Energetyczna SA*	1,494	2,669
Polski Koncern Naftowy Orlen SA	628	9,956

Total Poland		17,884

Russia - 0.0%
Lukoil PJSC*†	67	0
Lukoil PJSC, ADR*†	46	0
Magnit PJSC*†	32	0
Magnit PJSC, GDR*†(c)	1	0
MMC Norilsk Nickel PJSC*†	29	0
MMC Norilsk Nickel PJSC, ADR*†	11	0
Mobile TeleSystems PJSC, ADR*†	1,696	0
Novolipetsk Steel PJSC*†	3,110	0
PhosAgro PJSC*†	178	0
PhosAgro PJSC, GDR*†(c)	4	0
Polyus PJSC*†	59	0
Rosneft Oil Co. PJSC*†	1,588	0
Sberbank of Russia PJSC, ADR*†	639	0
Severstal PAO, GDR*†(c)	475	0
VTB Bank PJSC*†	16,536,000	0
X5 Retail Group NV, GDR*†(c)	223	0

Total Russia		0

South Africa - 6.4%
Absa Group Ltd.	706	6,275
Bid Corp. Ltd.	261	5,710
Bidvest Group Ltd.	477	6,606
Clicks Group Ltd.(b)	459	6,349
FirstRand Ltd.	4,396	15,940
Foschini Group Ltd.	1,885	9,382
Mr. Price Group Ltd.	1,374	10,488
MTN Group Ltd.	809	5,916
Old Mutual Ltd.	23,369	14,993
OUTsurance Group Ltd.	4,202	7,560
Remgro Ltd.	1,811	14,097
Sasol Ltd.	588	7,260
Shoprite Holdings Ltd.	621	7,416
Standard Bank Group Ltd.	1,443	13,562
Woolworths Holdings Ltd.	3,360	12,690

Total South Africa		144,244

South Korea - 10.4%
BGF Retail Co. Ltd.	98	13,008
Cheil Worldwide, Inc.	1,028	14,145
DB Insurance Co. Ltd.	293	16,588
Doosan Bobcat, Inc.	492	21,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2023

Investments	Shares	Value
GS Holdings Corp.	414	$11,515
Hyundai Motor Co.	107	16,769
Kia Corp.	280	18,806
LG Uplus Corp.	1,931	15,725
Meritz Financial Group, Inc.*	694	21,858
Orion Corp.	115	10,473
Samsung Electronics Co. Ltd.	938	51,397
Samsung Engineering Co. Ltd.*	450	9,665
Samsung Fire & Marine Insurance Co. Ltd.	75	13,092

Total South Korea		234,959

Taiwan - 20.3%
Accton Technology Corp.	1,000	11,206
ASE Technology Holding Co. Ltd.	4,000	14,192
Catcher Technology Co. Ltd.	2,000	11,270
Chunghwa Telecom Co. Ltd.	2,000	7,481
Compal Electronics, Inc.	17,000	15,966
Evergreen Marine Corp. Taiwan Ltd.	1,400	4,203
Far Eastern New Century Corp.	11,000	11,814
Far EasTone Telecommunications Co. Ltd.	9,000	22,713
Hon Hai Precision Industry Co. Ltd.	4,000	14,513
Inventec Corp.	22,000	30,516
Lite-On Technology Corp., ADR	7,000	23,263
Micro-Star International Co. Ltd.	3,000	17,001
Novatek Microelectronics Corp.	1,000	13,694
Pegatron Corp.	5,000	12,009
Pou Chen Corp.	12,000	12,137
President Chain Store Corp.	1,000	9,071
Quanta Computer, Inc.	4,000	19,522
Taiwan Mobile Co. Ltd.	3,000	9,209
Taiwan Semiconductor Manufacturing Co. Ltd.	7,500	138,708
Uni-President Enterprises Corp.	4,000	9,799
Wiwynn Corp.	500	22,797
WPG Holdings Ltd.	7,000	12,294
Yang Ming Marine Transport Corp.*	2,000	4,046
Zhen Ding Technology Holding Ltd.	4,000	13,486

Total Taiwan		460,910

Thailand - 2.6%
Advanced Info Service PCL, NVDR	1,300	7,847
Bangkok Dusit Medical Services PCL, NVDR	8,400	6,574
Banpu PCL, NVDR	49,200	12,281
Bumrungrad Hospital PCL, NVDR	900	5,737
Indorama Ventures PCL, NVDR	10,300	9,950
Kasikornbank PCL, NVDR	2,000	7,305
Krung Thai Bank PCL, NVDR	13,400	7,332
SCB X PCL, NVDR	800	2,403

Total Thailand		59,429

Turkey - 2.4%
Akbank TAS	11,577	8,970
Ford Otomotiv Sanayi AS	335	9,779
Haci Omer Sabanci Holding AS	2,597	4,584
KOC Holding AS	1,966	7,820
Pegasus Hava Tasimaciligi AS*	145	3,432
Turk Hava Yollari AO*	598	4,443
Turkiye Is Bankasi AS, Class C	19,802	10,680
Turkiye Sise ve Cam Fabrikalari AS	3,515	5,995

Total Turkey		55,703

United Kingdom - 0.4%
Pepco Group NV*	978	8,863

TOTAL COMMON STOCKS (Cost: $2,108,257)		2,219,302

PREFERRED STOCKS - 1.5%

Brazil - 1.2%
Banco Bradesco SA	1,100	3,751
Cia Energetica de Minas Gerais	2,196	5,854
Itau Unibanco Holding SA	1,002	5,903
Petroleo Brasileiro SA	1,938	11,864

Total Brazil		27,372

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B	97	7,062

TOTAL PREFERRED STOCKS (Cost: $32,502)		34,434

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $5,358)	5,358	5,358

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $2,146,117)		2,259,094
Other Assets less Liabilities - 0.4%		9,189

NET ASSETS - 100.0%		$2,268,283

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2023

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,472 and the total market value of the collateral held by the Fund was $19,552. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,194.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	7/6/2023	3,122	USD	1,092,932	HUF	$—		$(74)
Bank of America NA	7/10/2023	1,932	USD	42,587	CZK	—		(23)
Bank of Montreal	7/6/2023	38,060	MXN	2,222	USD	—		(3)
Citibank NA	7/5/2023	8,133	CNY	1,127	USD	—		(7)
Citibank NA	7/5/2023	4,649,627	IDR	309	USD	1		—
Citibank NA	7/5/2023	141,100	INR	1,720	USD	0	^	—
Citibank NA	7/5/2023	20,648,157	INR	251,684	USD	12		—
Citibank NA	7/5/2023	1,237,062	KRW	950	USD	—		(11)
Citibank NA	7/5/2023	182,551,782	KRW	138,375	USD	168		—
Citibank NA	7/5/2023	12,579	PHP	226	USD	2		—
Citibank NA	7/5/2023	1,829,701	PHP	33,051	USD	96		—
Citibank NA	7/5/2023	67,916	TWD	2,190	USD	—		(9)
Citibank NA	7/5/2023	250,957	USD	20,789,257	INR	—		(2,459)
Citibank NA	7/5/2023	322,075	USD	9,865,606	TWD	5,306		—
Citibank NA	7/6/2023	47,847	USD	855,803	MXN	—		(2,043)
Citibank NA	8/2/2023	45,723	USD	2,532,724	PHP	—		(128)
Citibank NA	8/3/2023	445,728	USD	36,602,300	INR	—		(2)
Citibank NA	8/3/2023	159,360	USD	209,960,281	KRW	—		(196)
Deutsche Bank AG	7/6/2023	77,030	ZAR	4,098	USD	—		(21)
Goldman Sachs	7/5/2023	3,848	TRY	150	USD	—		(2)
Goldman Sachs	7/5/2023	3,692	USD	96,200	TRY	2		—
Goldman Sachs	7/6/2023	1,977	BRL	414	USD	—		(4)
Goldman Sachs	7/6/2023	297,496	BRL	61,574	USD	84		—
Goldman Sachs	7/6/2023	11,945,660	CLP	14,912	USD	—		(21)
Goldman Sachs	7/6/2023	7,457	HUF	22	USD	—		(0	) ^
Goldman Sachs	7/6/2023	1,059,233	HUF	3,100	USD	—		(3)
Goldman Sachs	7/6/2023	5,635	MXN	328	USD	0	^	—
Goldman Sachs	7/6/2023	812,140	MXN	47,519	USD	—		(174)
Goldman Sachs	7/6/2023	187	PLN	46	USD	0	^	—
Goldman Sachs	7/6/2023	26,920	PLN	6,581	USD	44		—
Goldman Sachs	7/6/2023	59,490	USD	299,473	BRL	—		(2,578)
Goldman Sachs	7/6/2023	14,726	USD	11,945,660	CLP	—		(164)
Goldman Sachs	7/6/2023	10,166	ZAR	545	USD	—		(7)
Goldman Sachs	7/10/2023	282	CZK	13	USD	—		(0	) ^
Goldman Sachs	8/3/2023	77,350	USD	375,642	BRL	—		(128)
Goldman Sachs	8/3/2023	39,271	USD	31,580,028	CLP	53		—
Goldman Sachs	8/3/2023	9,066	USD	3,121,317	HUF	7		—
Goldman Sachs	8/3/2023	80,080	USD	1,375,981	MXN	301		—
Goldman Sachs	8/3/2023	17,980	USD	73,654	PLN	—		(121)
HSBC Holdings PLC	7/5/2023	672,627,841	IDR	44,857	USD	7		—
HSBC Holdings PLC	7/5/2023	6,072	THB	172	USD	—		(1)
HSBC Holdings PLC	7/5/2023	867,859	THB	24,342	USD	136		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2023

HSBC Holdings PLC	7/5/2023	566,851	TRY	21,749	USD	—	(15)
HSBC Holdings PLC	8/3/2023	109,079	USD	1,636,401,414	IDR	—	(44)
HSBC Holdings PLC	8/3/2023	46,419	USD	1,220,112	TRY	—	(9)
HSBC Holdings PLC	8/4/2023	49,298	USD	1,753,962	THB	—	(320)
HSBC Holdings PLC	7/5/2023	164,825	USD	1,162,678	CNY	4,766	—
HSBC Holdings PLC	7/5/2023	45,252	USD	677,277,468	IDR	78	—
HSBC Holdings PLC	7/5/2023	138,923	USD	183,788,844	KRW	—	(559)
HSBC Holdings PLC	7/5/2023	32,901	USD	1,842,280	PHP	—	(474)
HSBC Holdings PLC	7/5/2023	21,899	USD	476,540	TRY	3,628	—
HSBC Holdings PLC	7/6/2023	6,627	USD	27,844	PLN	—	(226)
HSBC Holdings PLC	7/6/2023	79,671	USD	1,572,317	ZAR	—	(3,551)
JP Morgan Chase Bank NA	7/6/2023	26,260	HUF	77	USD	—	(0	) ^
Morgan Stanley & Co. International	7/5/2023	2,554	MYR	545	USD	2	—
Morgan Stanley & Co. International	7/5/2023	365,609	MYR	78,272	USD	59	—
Morgan Stanley & Co. International	7/5/2023	79,568	USD	368,163	MYR	690	—
Morgan Stanley & Co. International	7/6/2023	1,484,261	ZAR	79,126	USD	—	(565)
Morgan Stanley & Co. International	7/10/2023	41,923	CZK	1,919	USD	6	—
Morgan Stanley & Co. International	8/3/2023	3,743	USD	81,862	CZK	—	(11)
Morgan Stanley & Co. International	8/3/2023	100,396	USD	468,799	MYR	—	(241)
Morgan Stanley & Co. International	8/3/2023	101,082	USD	1,901,408	ZAR	720	—
UBS AG	7/5/2023	1,154,545	CNY	159,909	USD	—	(970)
UBS AG	7/5/2023	9,797,690	TWD	314,886	USD	—	(298)
UBS AG	7/5/2023	25,297	USD	873,931	THB	648	—
UBS AG	7/6/2023	430	PLN	106	USD	—	(0	) ^
UBS AG	8/3/2023	172,819	USD	1,246,285	CNY	716	—
UBS AG	8/3/2023	383,477	USD	11,926,130	TWD	—	(677)

						$17,532	$(16,139)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,219,302	—	—		2,219,302
Preferred Stocks	34,434	—	—		34,434
Investment of Cash Collateral for Securities Loaned	—	5,358	—		5,358

Total Investments in Securities	$2,253,736	$5,358	$0		$2,259,094

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$17,532	$—		$17,532
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(16,139)	$—		$(16,139)

Total - Net	$2,253,736	$6,751	$0		$2,260,487

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 97.4%

Brazil - 5.3%
Ambev SA	108,344	$346,099
Banco do Brasil SA	25,254	258,613
BB Seguridade Participacoes SA	35,843	228,625
CCR SA	138,045	402,059
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	31,938	374,530
Engie Brasil Energia SA	46,385	439,331
Klabin SA	108,305	488,764
Lojas Renner SA	27,279	113,097
Raia Drogasil SA	42,747	262,295
Suzano SA	19,959	182,958
TIM SA	103,729	314,369
TOTVS SA	33,972	211,128
Ultrapar Participacoes SA	78,616	307,847
Vale SA	64,297	855,960
WEG SA	42,387	331,698

Total Brazil		5,117,373

Chile - 1.9%
Banco de Chile	1,998,909	208,550
Banco de Credito e Inversiones SA	10,420	318,231
Banco Santander Chile	4,222,554	199,718
Cencosud SA	147,661	286,044
Cia Sud Americana de Vapores SA	2,566,384	174,206
Empresas CMPC SA	216,574	414,168
Empresas COPEC SA	28,960	214,813

Total Chile		1,815,730

China - 0.5%
Airtac International Group	10,767	354,354
Silergy Corp.	14,000	173,064

Total China		527,418

Czech Republic - 0.3%
CEZ AS	6,815	281,652

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	25,895	226,314
Richter Gedeon Nyrt	10,061	247,782

Total Hungary		474,096

India - 25.8%
ABB India Ltd.	6,196	334,059
Adani Enterprises Ltd.	13,305	387,304
Adani Ports & Special Economic Zone Ltd.	47,876	431,423
Apollo Hospitals Enterprise Ltd.	4,369	271,515
Asian Paints Ltd.	9,717	398,227
Aurobindo Pharma Ltd.	21,237	188,292
Bajaj Auto Ltd.	6,105	349,137
Berger Paints India Ltd.	24,075	199,001
Bharat Electronics Ltd.	237,832	364,563
Bharat Forge Ltd.	18,608	189,808
Britannia Industries Ltd.	7,616	466,464
Cipla Ltd.	53,264	658,981
Coal India Ltd.	73,456	206,840
Colgate-Palmolive India Ltd.	14,090	289,937
Container Corp. of India Ltd.	18,316	147,758
Dabur India Ltd.	28,881	201,708
Divi’s Laboratories Ltd.	5,059	220,993
Dr. Reddy’s Laboratories Ltd.	3,747	235,664
Eicher Motors Ltd.	4,525	197,473
Grasim Industries Ltd.	20,993	443,895
Havells India Ltd.	22,390	350,112
HCL Technologies Ltd.	25,078	363,149
Hero MotoCorp Ltd.	5,584	198,083
Hindalco Industries Ltd.	43,940	225,468
Hindustan Unilever Ltd.	18,438	601,926
ICICI Bank Ltd.	62,081	707,259
Indian Hotels Co. Ltd.	63,424	303,450
Indian Railway Catering & Tourism Corp. Ltd.	16,922	131,005
Indraprastha Gas Ltd.	37,640	217,183
Infosys Ltd.	63,444	1,032,830
ITC Ltd.	114,534	630,496
Jindal Steel & Power Ltd.	43,615	308,918
Jubilant Foodworks Ltd.	36,516	223,117
Kotak Mahindra Bank Ltd.	19,137	430,754
Larsen & Toubro Ltd.	18,266	551,200
LTIMindtree Ltd.(a)	2,725	172,636
Mahindra & Mahindra Ltd.	16,939	300,142
Maruti Suzuki India Ltd.	4,145	494,606
Mphasis Ltd.	6,498	150,105
MRF Ltd.	205	253,039
Nestle India Ltd.	2,076	579,361
NTPC Ltd.	142,673	328,959
Oil & Natural Gas Corp. Ltd.	110,994	216,884
Page Industries Ltd.	474	217,523
Petronet LNG Ltd.	112,287	304,820
PI Industries Ltd.	4,825	230,660
Pidilite Industries Ltd.	12,816	405,728
Power Grid Corp. of India Ltd.	166,788	518,746
Reliance Industries Ltd.	51,604	1,604,207
SBI Cards & Payment Services Ltd.	29,023	299,725
Siemens Ltd.	7,405	339,979
SRF Ltd.	6,787	189,410
State Bank of India	60,053	419,343
Sun Pharmaceutical Industries Ltd.	39,081	500,969
Tata Consultancy Services Ltd.	21,391	861,064
Tata Consumer Products Ltd.	22,354	234,586
Tata Elxsi Ltd.	2,049	189,536
Tata Power Co. Ltd.	135,170	365,539
Tech Mahindra Ltd.	29,450	405,961
Titan Co. Ltd.	8,452	313,992
Torrent Pharmaceuticals Ltd.	13,354	310,091
Trent Ltd.	9,909	213,088
Tube Investments of India Ltd.	10,217	395,410
TVS Motor Co. Ltd.	26,863	434,088
UltraTech Cement Ltd.	4,198	424,463
UPL Ltd.	28,522	239,044
Varun Beverages Ltd.	42,228	413,111
Wipro Ltd.	48,098	228,159

Total India		25,012,966

Indonesia - 2.8%
Adaro Energy Indonesia Tbk PT	928,700	138,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2023

Investments	Shares	Value
Aneka Tambang Tbk	1,567,000	$203,812
Astra International Tbk PT	498,800	225,404
Bank Central Asia Tbk PT	775,700	473,414
Bank Mandiri Persero Tbk PT	820,400	284,548
Bank Negara Indonesia Persero Tbk PT	281,200	171,618
Bank Rakyat Indonesia Persero Tbk PT	1,122,500	406,174
Kalbe Farma Tbk PT	3,033,231	414,749
Sumber Alfaria Trijaya Tbk PT	1,256,200	216,174
United Tractors Tbk PT	94,300	146,395

Total Indonesia		2,680,424

Malaysia - 3.1%
CIMB Group Holdings Bhd	370,700	401,873
Gamuda Bhd	341,500	321,928
IHH Healthcare Bhd	123,200	155,468
IOI Corp. Bhd	209,000	167,021
Kuala Lumpur Kepong Bhd	37,700	177,374
MR DIY Group M Bhd(a)	318,800	108,600
Petronas Chemicals Group Bhd	109,600	140,889
Petronas Dagangan Bhd	55,000	261,596
PPB Group Bhd	76,200	256,966
Press Metal Aluminium Holdings Bhd	198,100	199,480
QL Resources Bhd	215,400	247,358
RHB Bank Bhd	126,178	146,791
Sime Darby Plantation Bhd	236,700	210,456
Telekom Malaysia Bhd	177,200	186,407

Total Malaysia		2,982,207

Mexico - 5.8%
Alfa SAB de CV, Class A	240,716	149,478
America Movil SAB de CV, Series B	684,574	742,432
Arca Continental SAB de CV	39,241	402,557
Coca-Cola Femsa SAB de CV	47,103	392,962
Fibra Uno Administracion SA de CV	216,565	315,683
Fomento Economico Mexicano SAB de CV(b)	56,945	629,299
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,913	338,803
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,749	382,564
Grupo Bimbo SAB de CV, Series A	185,379	990,641
Grupo Financiero Banorte SAB de CV, Class O	41,002	337,593
Grupo Mexico SAB de CV, Series B	93,945	451,416
Orbia Advance Corp. SAB de CV	82,154	176,662
Promotora y Operadora de Infraestructura SAB de CV	35,863	358,578

Total Mexico		5,668,668

Philippines - 2.2%
Bank of the Philippine Islands	162,580	320,451
International Container Terminal Services, Inc.	161,870	597,634
Jollibee Foods Corp.	35,090	152,058
Metropolitan Bank & Trust Co.	172,940	174,508
PLDT, Inc.	12,630	300,194
SM Investments Corp.	18,230	305,487
Universal Robina Corp.	114,570	285,390

Total Philippines		2,135,722

Poland - 0.6%
LPP SA*	95	327,582
Polski Koncern Naftowy Orlen SA	18,241	289,175

Total Poland		616,757

Russia - 0.0%
MMC Norilsk Nickel PJSC*†	993	0
MMC Norilsk Nickel PJSC, ADR*†	3	0
Mobile TeleSystems PJSC, ADR*†	24,869	0
Novolipetsk Steel PJSC*†	71,650	0
PhosAgro PJSC*†	2,975	0
PhosAgro PJSC, GDR*†(c)	60	0
Polyus PJSC*†	1,334	0
Severstal PAO, GDR*†(c)	8,497	0
Surgutneftegas PJSC*†	341,560	0
Surgutneftegas PJSC, ADR*†	749	0
TCS Group Holding PLC, GDR*†(c)	2,248	0

Total Russia		0

Saudi Arabia - 5.2%
Alinma Bank	21,221	189,539
Arab National Bank	39,438	277,066
Bank Al-Jazira	21,914	106,804
Bank AlBilad	29,412	303,475
Banque Saudi Fransi	30,369	337,640
Bupa Arabia for Cooperative Insurance Co.	3,909	193,433
Dallah Healthcare Co.	6,866	307,173
Dr. Sulaiman Al Habib Medical Services Group Co.	4,284	326,894
Etihad Etisalat Co.	26,496	338,379
Mouwasat Medical Services Co.	2,662	171,756
Nahdi Medical Co.	5,626	254,998
SABIC Agri-Nutrients Co.	6,312	218,102
Sahara International Petrochemical Co.	19,404	190,641
Saudi Awwal Bank	37,301	379,405
Saudi Basic Industries Corp.	12,326	289,853
Saudi National Bank	70,198	688,748
Saudi Telecom Co.	40,227	466,546

Total Saudi Arabia		5,040,452

South Africa - 6.4%
Absa Group Ltd.	46,604	414,228
Anglo American Platinum Ltd.	3,599	162,173
AngloGold Ashanti Ltd.	17,683	372,339
Bid Corp. Ltd.	20,082	439,340
Bidvest Group Ltd.	16,516	228,734
Capitec Bank Holdings Ltd.	2,375	197,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2023

Investments	Shares	Value
Clicks Group Ltd.(b)	13,022	$180,111
Exxaro Resources Ltd.	35,357	307,449
FirstRand Ltd.	89,494	324,507
Foschini Group Ltd.	67,007	333,488
Gold Fields Ltd.	25,754	356,688
Mr. Price Group Ltd.	13,811	105,422
Nedbank Group Ltd.	31,474	380,828
OUTsurance Group Ltd.	171,827	309,159
Pepkor Holdings Ltd.(a)	400,060	349,420
Remgro Ltd.	23,953	186,451
Sanlam Ltd.	118,127	364,863
Shoprite Holdings Ltd.	18,375	219,435
Standard Bank Group Ltd.	55,838	524,795
Woolworths Holdings Ltd.	123,156	465,145

Total South Africa		6,221,682

South Korea - 13.2%
BGF Retail Co. Ltd.	1,535	203,750
Cheil Worldwide, Inc.	14,490	199,373
CJ CheilJedang Corp.	543	111,060
DB Insurance Co. Ltd.	4,387	248,374
Doosan Bobcat, Inc.	8,661	385,839
Ecopro BM Co. Ltd.	2,784	526,100
F&F Co. Ltd.	3,543	321,590
GS Holdings Corp.	11,730	326,266
Hana Financial Group, Inc.	12,473	371,071
Hankook Tire & Technology Co. Ltd.	9,886	258,095
Hanmi Pharm Co. Ltd.	1,194	279,550
HD Hyundai Co. Ltd.	6,071	275,986
HMM Co. Ltd.	26,290	376,099
Hyundai Glovis Co. Ltd.	3,282	492,431
Hyundai Motor Co.	3,925	615,120
Industrial Bank of Korea	22,271	174,767
Kakao Corp.	7,489	279,065
Kia Corp.	6,194	416,020
Korean Air Lines Co. Ltd.	20,331	375,714
Kumho Petrochemical Co. Ltd.	4,212	424,189
L&F Co. Ltd.	2,593	478,199
LG Innotek Co. Ltd.	1,494	350,923
LG Uplus Corp.	12,283	100,024
NCSoft Corp.	1,215	272,018
Orion Corp.	3,554	323,667
Pan Ocean Co. Ltd.	45,831	180,173
S-Oil Corp.	2,049	103,721
Samsung Electro-Mechanics Co. Ltd.	2,092	229,419
Samsung Electronics Co. Ltd.	68,893	3,774,959
Samsung SDS Co. Ltd.	3,874	361,336

Total South Korea		12,834,898

Taiwan - 17.1%
Accton Technology Corp.	36,000	403,410
Advantech Co. Ltd.	33,895	445,665
ASE Technology Holding Co. Ltd.	105,000	372,538
Delta Electronics, Inc.	54,000	597,313
Eclat Textile Co. Ltd.	15,000	240,572
Eva Airways Corp.	217,000	277,307
Feng TAY Enterprise Co. Ltd.	58,000	365,939
Fubon Financial Holding Co. Ltd.	150,800	294,390
Hua Nan Financial Holdings Co. Ltd., Class C	267,000	190,319
Lite-On Technology Corp., ADR	145,000	481,867
MediaTek, Inc.	26,000	574,355
Micro-Star International Co. Ltd.	86,000	487,373
momo.com, Inc.	3,800	83,944
Nan Ya Printed Circuit Board Corp.(b)	26,000	220,392
Nien Made Enterprise Co. Ltd.	36,000	395,897
Pou Chen Corp.	163,000	164,861
Powerchip Semiconductor Manufacturing Corp.	207,000	205,707
Quanta Computer, Inc.	94,000	458,765
Realtek Semiconductor Corp.	44,000	547,448
Ruentex Development Co. Ltd.	200,500	231,437
SinoPac Financial Holdings Co. Ltd.	607,000	338,148
Synnex Technology International Corp.	245,000	456,260
Taiwan Semiconductor Manufacturing Co. Ltd.	343,291	6,348,974
Unimicron Technology Corp.	55,000	310,809
United Microelectronics Corp.	301,000	468,734
Voltronic Power Technology Corp.	7,000	441,651
Walsin Lihwa Corp.(b)	137,000	180,353
Winbond Electronics Corp.*	289,000	254,718
Wiwynn Corp.	11,000	501,533
Zhen Ding Technology Holding Ltd.	87,000	293,310

Total Taiwan		16,633,989

Thailand - 3.4%
Bangkok Dusit Medical Services PCL, NVDR	435,300	340,701
Banpu PCL, NVDR(b)	1,924,100	480,279
Bumrungrad Hospital PCL, NVDR	54,700	348,673
Delta Electronics Thailand PCL, NVDR	255,700	663,500
Gulf Energy Development PCL, NVDR	215,400	284,021
Indorama Ventures PCL, NVDR	329,600	318,398
PTT Exploration & Production PCL, NVDR	113,200	478,917
Thai Oil PCL, NVDR	278,900	348,084

Total Thailand		3,262,573

Turkey - 3.3%
Aselsan Elektronik Sanayi ve Ticaret AS	164,967	344,551
BIM Birlesik Magazalar AS	39,407	257,725
Ford Otomotiv Sanayi AS(b)	24,630	718,966
Haci Omer Sabanci Holding AS	123,146	217,383
KOC Holding AS	68,831	273,793
Turkcell Iletisim Hizmetleri AS	214,465	298,622
Turkiye Petrol Rafinerileri AS	124,645	379,146
Turkiye Sise ve Cam Fabrikalari AS	237,612	405,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2023

Investments	Shares	Value
Yapi ve Kredi Bankasi AS	547,780	$272,734

Total Turkey		3,168,146

TOTAL COMMON STOCKS (Cost: $84,904,707)		94,474,753

PREFERRED STOCKS - 2.5%

Brazil - 0.7%
Cia Energetica de Minas Gerais	115,787	308,669
Itausa SA	182,044	363,786

Total Brazil		672,455

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B	3,379	246,002

South Korea - 1.5%
Hyundai Motor Co.	8,082	670,155
Samsung Electronics Co. Ltd.	18,167	820,352

Total South Korea		1,490,507

TOTAL PREFERRED STOCKS (Cost: $2,318,111)		2,408,964

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $914,796)	914,796	914,796

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $88,137,614)		97,798,513
Other Assets less Liabilities - (0.8)%		(813,831)

NET ASSETS - 100.0%		$96,984,682

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,255,516 and the total market value of the collateral held by the Fund was $1,345,994. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $431,198.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/5/2023	22,765	USD	584,000	TRY	$364	$—
Merrill Lynch International	7/3/2023	22,325	USD	335,543,993	IDR	—	(56)
State Street Bank and Trust	7/3/2023	2,785,692	PHP	50,374	USD	92	—

						$456	$(56)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	94,474,753	—	—		94,474,753
Preferred Stocks	2,408,964	—	—		2,408,964
Investment of Cash Collateral for Securities Loaned	—	914,796	—		914,796

Total Investments in Securities	$96,883,717	$914,796	$0		$97,798,513

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$456	$—		$456
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(56)	$—		$(56)

Total - Net	$96,883,717	$915,196	$0		$97,798,913

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.1%

Brazil - 6.7%
AES Brasil Energia SA	162,363	$412,302
Aliansce Sonae Shopping Centers SA	149,242	762,607
Alupar Investimento SA	914,907	5,685,927
Arezzo Industria e Comercio SA	112,092	1,837,296
Armac Locacao Logistica e Servicos SA	162,427	504,386
Blau Farmaceutica SA	91,481	352,915
Boa Vista Servicos SA	166,244	273,627
BrasilAgro - Co. Brasileira de Propriedades Agricolas	586,736	2,981,115
Camil Alimentos SA	8,220	12,030
Cia Brasileira de Aluminio	738,652	771,726
Cia Brasileira de Distribuicao*	12,249	47,508
Cia de Saneamento de Minas Gerais Copasa MG	10,698	46,904
Cia de Saneamento do Parana	1,936,571	8,775,589
Cia Energetica de Minas Gerais	1,421,595	5,693,453
Cia Paranaense de Energia	1,307,822	11,340,422
Cielo SA	3,264,579	3,106,223
CM Hospitalar SA	286,138	1,178,006
Cruzeiro do Sul Educacional SA	282,340	225,334
Cyrela Brazil Realty SA Empreendimentos e Participacoes	33,259	138,786
Dexco SA	3,376,348	5,844,218
EDP - Energias do Brasil SA	3,002,639	14,701,976
Energisa SA	1,689,076	17,577,035
Even Construtora e Incorporadora SA	470,469	664,157
Ez Tec Empreendimentos e Participacoes SA	325,010	1,241,021
Fleury SA	641,113	2,133,056
GPS Participacoes e Empreendimentos SA(a)	560,538	1,962,580
Grendene SA	18,931	29,354
Grupo De Moda Soma SA	325,224	809,015
Grupo SBF SA	160,510	442,201
Guararapes Confeccoes SA	430,414	688,805
Iguatemi SA	287,269	1,335,110
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	84,948	455,909
Iochpe Maxion SA	292,898	758,353
Irani Papel e Embalagem SA	5,109	9,818
Jalles Machado SA	498,118	776,502
JHSF Participacoes SA	15,138	15,973
Kepler Weber SA	1,312,034	2,572,936
LOG Commercial Properties e Participacoes SA	210,462	1,020,461
M. Dias Branco SA	488,791	4,313,398
Mahle Metal Leve SA	434,151	4,188,513
Minerva SA	1,480,998	3,263,476
Movida Participacoes SA	803,498	1,753,904
MRV Engenharia e Participacoes SA	1,319,905	3,165,693
Multilaser Industrial SA*	717,668	370,438
Multiplan Empreendimentos Imobiliarios SA	646,600	3,708,835
Odontoprev SA	405,659	1,055,353
Petroreconcavo SA	120,940	480,601
Porto Seguro SA	1,010,874	5,892,574
Portobello SA	4,959	7,155
Positivo Tecnologia SA	2,937	5,613
Qualicorp Consultoria e Corretora de Seguros SA	158,141	158,666
Romi SA	205,519	716,164
Santos Brasil Participacoes SA	4,411,992	9,292,255
Sao Martinho SA	956,053	6,768,078
SIMPAR SA	1,275,960	2,377,877
SLC Agricola SA	495,338	3,924,506
Transmissora Alianca de Energia Eletrica SA	3,157,060	24,633,445
Ultrapar Participacoes SA	1,355,277	5,307,044
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	358,246	899,328
Vivara Participacoes SA	225,434	1,330,920
Wilson Sons Holdings Brasil SA	723,644	2,025,123
YDUQS Participacoes SA*	4,383	18,008

Total Brazil		182,841,603

Chile - 0.7%
Aguas Andinas SA, Class A	15,950,399	5,527,907
Banco Itau Chile SA	230,623	2,472,552
Cencosud Shopping SA	1,322,028	2,379,865
Empresa Nacional de Telecomunicaciones SA	1,371,224	5,513,273
Parque Arauco SA	1,592,420	2,558,910
Ripley Corp. SA	10,696,484	2,083,157
Vina Concha y Toro SA	20,050	23,331

Total Chile		20,558,995

China - 17.6%
3SBio, Inc.(a)	1,909,000	1,917,136
A-Living Smart City Services Co. Ltd.*(a)	4,151,500	2,669,979
Aluminum Corp. of China Ltd., Class H	4,458,000	1,917,089
Anhui Expressway Co. Ltd., Class H	5,510,000	5,322,551
Anhui Guangxin Agrochemical Co. Ltd., Class A	1,086,571	4,044,694
Anhui Zhongding Sealing Parts Co. Ltd., Class A	147,200	264,866
Aoyuan Healthy Life Group Co. Ltd.*†(b)	2,448,000	293,463
Asiainfo Technologies Ltd.(a)	1,848,400	2,570,957
BAIC Motor Corp. Ltd., Class H(a)	17,258,500	4,184,359
Bank of Guiyang Co. Ltd., Class A	17,748,788	12,589,177
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,114,000	441,018
Beijing GeoEnviron Engineering & Technology, Inc., Class A*	127,000	163,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Beijing Jingneng Clean Energy Co. Ltd., Class H	9,958,000	$2,376,217
Beijing Jingyuntong Technology Co. Ltd., Class A	126,600	105,285
Beijing Originwater Technology Co. Ltd., Class A	948,278	698,682
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,200	144,857
Binjiang Service Group Co. Ltd.	91,500	240,525
CanSino Biologics, Inc., Class H(a)(b)	145,200	484,519
Chengdu XGimi Technology Co. Ltd., Class A	3,482	66,717
Chengtun Mining Group Co. Ltd., Class A	59,500	39,750
China Automotive Engineering Research Institute Co. Ltd., Class A	814,623	2,312,361
China Cinda Asset Management Co. Ltd., Class H	91,451,000	9,102,389
China Communications Services Corp. Ltd., Class H	16,150,000	7,954,853
China Datang Corp. Renewable Power Co. Ltd., Class H	813,000	271,809
China East Education Holdings Ltd.(a)(b)	4,201,500	1,613,776
China Galaxy Securities Co. Ltd., Class H	45,205,000	24,112,102
China International Capital Corp. Ltd., Class H*(a)	3,743,600	6,563,697
China International Marine Containers Group Co. Ltd., Class A	13,030,754	12,341,493
China International Marine Containers Group Co. Ltd., Class H	3,573,300	2,074,690
China Kepei Education Group Ltd.(b)	3,690,000	1,115,956
China Kings Resources Group Co. Ltd., Class A	32,200	103,353
China Meheco Co. Ltd., Class A	115,600	206,258
China Merchants Securities Co. Ltd., Class H(a)	3,924,600	3,695,933
China Minsheng Banking Corp. Ltd., Class H(b)	53,879,500	19,938,564
China National Gold Group Gold Jewellery Co. Ltd., Class A	264,000	428,581
China New Higher Education Group Ltd.(a)	8,432,000	2,507,026
China Nonferrous Mining Corp. Ltd.	9,787,000	4,620,869
China Oilfield Services Ltd., Class H	818,000	844,450
China Railway Group Ltd., Class H	19,928,000	13,146,997
China Railway Signal & Communication Corp. Ltd., Class H(a)	10,339,000	3,905,194
China Reinsurance Group Corp., Class H	435,000	29,420
China Resources Boya Bio-Pharmaceutical Group Co. Ltd., Class A	24,100	120,189
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	213,000	510,043
China Resources Medical Holdings Co. Ltd.	2,262,500	1,735,143
China Risun Group Ltd.(b)	9,045,000	4,201,286
China South Publishing & Media Group Co. Ltd., Class A	5,011,100	7,990,427
China Suntien Green Energy Corp. Ltd., Class H	9,230,000	3,309,637
China XLX Fertiliser Ltd.	3,058,000	1,307,238
China Yongda Automobiles Services Holdings Ltd.	12,690,000	6,380,139
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,578,000	6,566,759
CIFI Ever Sunshine Services Group Ltd.†(b)	3,634,000	1,141,344
CIMC Enric Holdings Ltd.	12,000	10,719
CMOC Group Ltd., Class H(b)	8,322,000	4,353,955
CSC Financial Co. Ltd., Class H(a)(b)	5,865,500	6,047,679
Dexin China Holdings Co. Ltd.*	45,000	2,211
DHC Software Co. Ltd., Class A	133,100	129,170
Dian Diagnostics Group Co. Ltd., Class A	21,800	76,804
Dongyue Group Ltd.(b)	5,146,000	3,848,041
East Group Co. Ltd., Class A	98,000	90,257
EEKA Fashion Holdings Ltd.(b)	2,085,500	2,741,068
Electric Connector Technology Co. Ltd., Class A	48,200	218,976
Estun Automation Co. Ltd., Class A*	34,300	132,017
Everbright Securities Co. Ltd., Class H*(a)(b)	1,945,400	1,335,560
Excellence Commercial Property & Facilities Management Group Ltd.	27,000	8,820
Fire Rock Holdings Ltd.*†(b)	1,664,000	66,791
Fu Shou Yuan International Group Ltd.	1,502,000	1,033,073
Fufeng Group Ltd.(b)	13,795,000	6,970,906
Fuyao Glass Industry Group Co. Ltd., Class H(a)	1,896,800	7,842,217
G-bits Network Technology Xiamen Co. Ltd., Class A	275,678	18,610,577
Ganfeng Lithium Group Co. Ltd., Class H*(a)(b)	179,000	1,167,203
GF Securities Co. Ltd., Class H*(b)	6,092,200	8,411,505
Giant Network Group Co. Ltd., Class A	228,600	563,424
Grandblue Environment Co. Ltd., Class A	60,427	157,239
Greentown Management Holdings Co. Ltd.*(a)	1,220,000	968,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Guangzhou Automobile Group Co. Ltd., Class H	11,364,000	$6,772,054
Guangzhou Haige Communications Group, Inc. Co., Class A	417,200	592,985
Guangzhou Zhujiang Brewery Co. Ltd., Class A	111,800	135,393
Guizhou Panjiang Refined Coal Co. Ltd., Class A	2,153,700	2,057,543
Haitong Securities Co. Ltd., Class H	19,312,000	11,828,803
Henan Mingtai Al Industrial Co. Ltd., Class A	74,300	141,761
Hisense Home Appliances Group Co. Ltd., Class H	559,000	1,433,772
Huagong Tech Co. Ltd., Class A	62,500	326,555
Huatai Securities Co. Ltd., Class H(a)	7,424,000	9,170,344
Huaxi Securities Co. Ltd., Class A	242,000	276,436
IKD Co. Ltd., Class A	100,300	321,107
Jiangsu Azure Corp., Class A*	59,200	89,108
Jiangsu Expressway Co. Ltd., Class H	8,498,000	7,829,360
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	536,900	2,275,338
Jiangsu Provincial Agricultural Reclamation & Development Corp.	732,380	1,171,840
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	168,500	290,917
Jiangxi Jovo Energy Co. Ltd., Class A	45,000	138,128
Jingjin Equipment, Inc., Class A	498,534	2,149,066
Jiumaojiu International Holdings Ltd.(a)(b)	366,000	599,678
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	267,600	467,531
Kangji Medical Holdings Ltd.(b)	1,466,000	1,554,559
KingClean Electric Co. Ltd., Class A	2,482	8,669
Laobaixing Pharmacy Chain JSC, Class A	54,700	224,445
Legend Holdings Corp., Class H(a)	3,590,200	3,326,041
Lianhe Chemical Technology Co. Ltd., Class A	187,900	270,170
Livzon Pharmaceutical Group, Inc., Class A*	1,422,366	7,607,668
Livzon Pharmaceutical Group, Inc., Class H*(b)	1,039,400	3,574,488
Luenmei Quantum Co. Ltd., Class A	895,571	858,048
Metallurgical Corp. of China Ltd., Class H	15,104,000	3,719,817
Minth Group Ltd.	1,788,000	4,905,444
Nanjing Iron & Steel Co. Ltd., Class A	15,222,600	7,051,763
NetDragon Websoft Holdings Ltd.	2,456,500	4,620,474
Ningbo Sanxing Medical Electric Co. Ltd., Class A	261,600	454,172
Northeast Securities Co. Ltd., Class A	233,300	222,563
Offshore Oil Engineering Co. Ltd., Class A	539,800	434,078
Pharmaron Beijing Co. Ltd., Class H*(a)	177,200	547,207
Poly Property Services Co. Ltd., Class H	1,200	5,811
Pop Mart International Group Ltd.(a)(b)	788,600	1,752,981
Qingdao Haier Biomedical Co. Ltd., Class A	3,609	25,534
Qingdao Rural Commercial Bank Corp., Class A	193,100	72,199
Qingdao Sentury Tire Co. Ltd., Class A*	47,100	203,685
S-Enjoy Service Group Co. Ltd.*(b)	1,155,000	624,914
SCE Intelligent Commercial Management Holdings Ltd.	1,398,000	262,239
Sealand Securities Co. Ltd., Class A	474,900	218,688
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	153,933	435,679
Shandong Dongyue Organosilicon Material Co. Ltd., Class A	183,635	245,863
Shandong Gold Mining Co. Ltd., Class H(a)	729,500	1,329,309
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	178,100	860,045
Shandong Pharmaceutical Glass Co. Ltd., Class A	51,000	190,826
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*(b)	1,381,000	3,683,090
Shanghai Huace Navigation Technology Ltd., Class A	364,700	1,627,785
Shanghai Huafon Aluminium Corp., Class A	57,300	107,751
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,840,900	5,626,262
Shanghai Tunnel Engineering Co. Ltd., Class A	753,500	622,496
Shanxi Coking Co. Ltd., Class A	506,500	357,171
Shanxi Securities Co. Ltd., Class A	528,600	405,453
Shenwan Hongyuan Group Co. Ltd., Class H(a)	13,293,600	2,544,522
Shenzhen Expressway Corp. Ltd., Class H	6,010,000	5,122,987
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	54,600	86,086
Shenzhen Kinwong Electronic Co. Ltd., Class A	97,300	343,067
Shenzhen Sunlord Electronics Co. Ltd., Class A	102,200	335,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Shenzhen Yinghe Technology Co. Ltd., Class A	131,600	$319,467
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	397,600	259,609
Shui On Land Ltd.	45,758,000	5,196,721
Sichuan Hexie Shuangma Co. Ltd., Class A*	257,000	594,914
Simcere Pharmaceutical Group Ltd.(a)	270,000	267,361
Sinocare, Inc., Class A	187,300	696,183
Sinoma International Engineering Co., Class A	581,500	1,019,152
Sinopec Engineering Group Co. Ltd., Class H	16,177,500	7,204,588
Sinopharm Group Co. Ltd., Class H	6,045,600	18,900,697
Sinotrans Ltd., Class A	4,350,500	2,786,789
Sinotrans Ltd., Class H	23,480,000	8,359,391
Skyworth Digital Co. Ltd., Class A	163,200	362,751
Sonoscape Medical Corp., Class A	9,700	72,669
Sun Art Retail Group Ltd.	4,393,000	1,132,361
Suofeiya Home Collection Co. Ltd., Class A	1,654,800	3,962,530
SY Holdings Group Ltd.(b)	1,602,500	1,049,030
TangShan Port Group Co. Ltd., Class A	36,217,610	17,574,114
Tian Di Science & Technology Co. Ltd., Class A	1,440,594	1,154,487
Tian Lun Gas Holdings Ltd.	27,000	18,950
Tiangong International Co. Ltd.	3,962,000	960,595
Tofflon Science & Technology Group Co. Ltd., Class A	55,000	171,998
Toly Bread Co. Ltd., Class A	271,382	377,520
Tong Ren Tang Technologies Co. Ltd., Class H	15,888	15,773
TravelSky Technology Ltd., Class H	585,000	992,841
Wanxiang Qianchao Co. Ltd., Class A	669,554	501,604
West China Cement Ltd.(b)	20,284,000	2,044,810
Wolong Electric Group Co. Ltd., Class A	166,800	334,985
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,561,771	4,495,448
Wuxi NCE Power Co. Ltd., Class A	11,900	71,189
Xi’an Triangle Defense Co. Ltd., Class A	23,900	110,978
Xiamen Xiangyu Co. Ltd., Class A*	4,720,040	5,644,739
Xiangcai Co. Ltd., Class A	249,900	267,941
Xianhe Co. Ltd., Class A	49,500	141,870
Xinjiang Goldwind Science & Technology Co. Ltd., Class H*	2,186,800	1,498,496
Xinjiang Zhongtai Chemical Co. Ltd., Class A	223,900	198,515
Xinxiang Richful Lube Additive Co. Ltd., Class A	19,760	136,626
Xinyi Energy Holdings Ltd.(b)	12,574,000	4,107,577
Xuji Electric Co. Ltd., Class A	58,500	185,356
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	157,600	801,778
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(a)	3,000	4,556
Yihai International Holding Ltd.*(b)	598,000	1,280,458
Yonfer Agricultural Technology Co. Ltd., Class A	162,500	229,628
Yunnan Copper Co. Ltd., Class A	1,504,500	2,285,248
Zhejiang Crystal-Optech Co. Ltd., Class A	261,600	429,359
Zhejiang Dingli Machinery Co. Ltd., Class A*	158,200	1,218,010
Zhejiang Expressway Co. Ltd., Class H(b)	10,522,000	7,988,911
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	1,230,790	2,881,227
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	334,782	502,992
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(b)	1,745,200	1,521,032
Zhuzhou Hongda Electronics Corp. Ltd., Class A	36,200	222,530

Total China		482,567,956

Czech Republic - 0.3%
Moneta Money Bank AS(a)	1,934,080	7,087,324

India - 5.6%
360 ONE WAM Ltd.	150,269	833,441
Alkyl Amines Chemicals	14,538	482,971
Allcargo Logistics Ltd.	99,633	345,100
Allcargo Terminals Ltd.*†	99,291	46,204
Angel One Ltd.	72,483	1,518,643
Apollo Tyres Ltd.	693,539	3,438,264
Asahi India Glass Ltd.	109,937	653,166
BEML Ltd.	24,514	484,326
Bharat Heavy Electricals Ltd.	1,115,481	1,191,814
Birla Corp. Ltd.	33,656	508,802
Brightcom Group Ltd.	988,268	375,858
Carborundum Universal Ltd.	45,412	663,110
Castrol India Ltd.	3,753,148	5,526,585
Century Textiles & Industries Ltd.	82,313	864,406
CESC Ltd.	5,837,257	5,119,574
CIE Automotive India Ltd.	194,363	1,221,340
City Union Bank Ltd.	468,767	727,411
Coforge Ltd.	42,221	2,424,731
Computer Age Management Services Ltd.	73,464	1,968,816
Cyient Ltd.	369,706	6,763,081
Dr. Lal PathLabs Ltd.(a)	24,160	665,402
EID Parry India Ltd.	305,460	1,721,735
Emami Ltd.	539,257	2,791,723
Engineers India Ltd.	1,921,584	2,692,542
EPL Ltd.	274,513	718,271
Exide Industries Ltd.*	796,775	2,298,943
Federal Bank Ltd.	2,366,550	3,639,126
Finolex Industries Ltd.	550,830	1,180,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Galaxy Surfactants Ltd.	7,404	$239,165
GHCL Ltd.	201,394	1,264,907
Glenmark Pharmaceuticals Ltd.	130,871	1,078,411
Godawari Power & Ispat Ltd.	140,572	905,689
Godrej Agrovet Ltd.(a)	73,576	406,911
Graphite India Ltd.	226,754	1,106,319
Great Eastern Shipping Co. Ltd.	228,068	2,064,215
Grindwell Norton Ltd.	50,988	1,417,368
Gujarat Alkalies & Chemicals Ltd.	41,490	342,900
Happiest Minds Technologies Ltd.	45,982	548,457
HEG Ltd.	73,311	1,456,949
Hindustan Copper Ltd.	496,912	702,941
ICICI Securities Ltd.(a)	467,156	3,464,823
IDFC Ltd.	2,292,839	2,870,372
Indian Bank	837,727	2,987,424
Indian Energy Exchange Ltd.(a)	585,251	906,738
IRB Infrastructure Developers Ltd.	1,786,270	584,636
Jamna Auto Industries Ltd.	700,960	871,113
JK Cement Ltd.	30,914	1,274,413
JK Lakshmi Cement Ltd.	62,348	546,102
Jubilant Ingrevia Ltd.	111,030	577,236
Jyothy Labs Ltd.	463,672	1,219,992
Kajaria Ceramics Ltd.	130,917	2,006,933
Karnataka Bank Ltd.	873,828	2,016,905
Karur Vysya Bank Ltd.	1,162,133	1,765,803
KPIT Technologies Ltd.	107,651	1,430,076
KRBL Ltd.	102,838	426,777
KSB Ltd.	40,707	1,070,717
Mahanagar Gas Ltd.	150,516	1,923,735
Mastek Ltd.	26,871	636,594
National Aluminium Co. Ltd.	6,940,332	6,941,495
Nava Ltd.	168,419	628,418
NBCC India Ltd.	1,074,869	518,854
NCC Ltd.	2,199,660	3,273,900
Nippon Life India Asset Management Ltd.(a)	922,520	3,240,325
NLC India Ltd.	1,261,471	1,667,635
NOCIL Ltd.	292,167	787,612
Oil India Ltd.	2,473,823	7,386,527
Orient Cement Ltd.	307,267	499,463
Orient Electric Ltd.	116,241	339,217
PCBL Ltd.	952,775	1,890,190
Praj Industries Ltd.	139,733	643,169
Quess Corp. Ltd.(a)	71,413	391,640
Ratnamani Metals & Tubes Ltd.	26,957	746,642
Redington Ltd.	3,795,592	8,605,709
Saregama India Ltd.	125,608	624,700
Sharda Cropchem Ltd.	57,919	390,922
SKF India Ltd.	19,443	1,179,538
Sonata Software Ltd.	283,694	3,490,834
Sun TV Network Ltd.	370,646	1,984,565
Suven Pharmaceuticals Ltd.	92,527	547,980
Symphony Ltd.	65,741	719,145
Tanla Platforms Ltd.	62,939	784,740
Torrent Power Ltd.	484,441	3,633,178
TransIndia Realty & Logistics Parks Ltd.*†	99,291	46,204
Transport Corp. of India Ltd.	43,892	383,297
Triveni Engineering & Industries Ltd.	117,593	405,803
TTK Prestige Ltd.	89,432	817,614
Usha Martin Ltd.	481,619	1,587,466
UTI Asset Management Co. Ltd.	234,351	2,242,634
V-Guard Industries Ltd.	98,354	338,692
Vaibhav Global Ltd.	74,779	280,480
Vardhman Textiles Ltd.*	851,393	3,803,111
Vinati Organics Ltd.	31,127	691,682
Whirlpool of India Ltd.*	51,614	927,478
Zensar Technologies Ltd.	303,055	1,429,455

Total India		152,850,724

Indonesia - 2.2%
Ace Hardware Indonesia Tbk PT*	153,600	6,915
AKR Corporindo Tbk PT	35,076,625	3,322,248
Astra Agro Lestari Tbk PT	2,401,900	1,197,546
Bank BTPN Syariah Tbk PT	5,531,900	763,784
Bank Danamon Indonesia Tbk PT	23,100	4,514
Bank Tabungan Negara Persero Tbk PT	12,729,900	1,120,792
Bukit Asam Tbk PT	61,539,400	11,000,540
Ciputra Development Tbk PT	21,323,700	1,507,629
Cisarua Mountain Dairy Tbk PT	4,844,900	1,354,019
Dharma Satya Nusantara Tbk PT	21,293,000	759,830
Erajaya Swasembada Tbk PT	41,692,300	1,323,697
Harum Energy Tbk PT	3,218,600	304,847
Indika Energy Tbk PT	8,579,700	1,093,028
Indo Tambangraya Megah Tbk PT	5,257,800	8,460,525
Indocement Tunggal Prakarsa Tbk PT	8,733,200	5,781,358
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,310,970	550,743
Japfa Comfeed Indonesia Tbk PT	21,044,900	1,880,952
Matahari Department Store Tbk PT	10,758,900	2,425,552
Mayora Indah Tbk PT	4,393,700	764,886
Medco Energi Internasional Tbk PT	15,322,700	909,602
Medikaloka Hermina Tbk PT	6,734,500	606,408
Mitra Keluarga Karyasehat Tbk PT	90,000	16,148
Pabrik Kertas Tjiwi Kimia Tbk PT	801,200	329,992
Pakuwon Jati Tbk PT	27,162,900	884,142
Perusahaan Gas Negara Tbk PT	91,099,600	7,929,630
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,783,600	1,386,266
Puradelta Lestari Tbk PT	1,155,300	13,177
Sawit Sumbermas Sarana Tbk PT	27,035,900	2,181,987
Summarecon Agung Tbk PT	13,994,300	616,057
Surya Esa Perkasa Tbk PT	9,365,700	362,322
Timah Tbk PT	16,979,500	1,002,292
Triputra Agro Persada Tbk PT	15,330,100	562,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
XL Axiata Tbk PT	7,706,200	$1,004,877

Total Indonesia		61,428,690

Malaysia - 2.8%
Alliance Bank Malaysia Bhd	8,640,700	6,164,656
Astro Malaysia Holdings Bhd	140,400	18,048
Bermaz Auto Bhd	9,179,100	4,385,515
British American Tobacco Malaysia Bhd	6,900	15,020
Bursa Malaysia Bhd	51,650	71,264
Carlsberg Brewery Malaysia Bhd, Class B	631,600	2,755,089
CTOS Digital Bhd	2,319,300	690,697
Dialog Group Bhd	7,545,900	3,330,381
Fraser & Neave Holdings Bhd	2,700	14,589
Frontken Corp. Bhd	1,716,100	1,158,161
Gamuda Bhd	10,060,642	9,484,055
Heineken Malaysia Bhd	926,900	5,183,094
Hibiscus Petroleum Bhd	4,932,400	914,092
IJM Corp. Bhd	79,200	25,283
Inari Amertron Bhd	8,908,175	5,229,438
Malaysia Building Society Bhd	102,228	14,236
Malaysian Pacific Industries Bhd	600	3,576
My EG Services Bhd	8,306,743	1,334,774
QL Resources Bhd	2,020,300	2,320,045
Scientex Bhd	17,700	13,083
SP Setia Bhd Group	4,047,600	472,617
Supermax Corp. Bhd	6,013,626	1,030,723
Ta Ann Holdings Bhd	3,831,801	2,741,985
TIME dotCom Bhd	9,209,900	10,260,628
TSH Resources Bhd	4,325,200	852,530
Unisem M Bhd	1,596,000	1,022,397
United Plantations Bhd	1,793,000	5,946,575
ViTrox Corp. Bhd	1,200	2,052
VS Industry Bhd	48,450	9,446
Westports Holdings Bhd	5,537,800	4,318,713
Yinson Holdings Bhd	2,196,300	1,204,612
YTL Corp. Bhd	21,673,200	4,829,165

Total Malaysia		75,816,539

Mexico - 4.5%
Alpek SAB de CV(b)	4,017,555	3,989,328
Banco del Bajio SA(a)(b)	7,810,735	23,691,113
Bolsa Mexicana de Valores SAB de CV(b)	3,740,691	7,747,258
Corp. Inmobiliaria Vesta SAB de CV(b)	2,680,317	8,678,348
El Puerto de Liverpool SAB de CV, Class C1(b)	719,469	4,375,838
GCC SAB de CV	2,658	22,730
Genomma Lab Internacional SAB de CV, Class B(b)	3,738,766	2,877,567
Gentera SAB de CV(b)	2,607,913	2,790,310
Grupo Aeroportuario del Centro Norte SAB de CV	1,520,155	16,121,150
Grupo Comercial Chedraui SAB de CV(b)	3,060	17,433
Kimberly-Clark de Mexico SAB de CV, Class A	7,289,460	16,180,854
Megacable Holdings SAB de CV, Series CPO(b)	1,588,719	3,657,189
Promotora y Operadora de Infraestructura SAB de CV(b)	922,353	9,222,185
Qualitas Controladora SAB de CV(b)	1,486,527	11,009,513
Regional SAB de CV(b)	1,112,932	8,047,919
TF Administradora Industrial S de Real de CV	3,138,174	6,010,846

Total Mexico		124,439,581

Philippines - 0.5%
Alliance Global Group, Inc.	7,673,200	1,865,494
Century Pacific Food, Inc.	20,400	9,461
DMCI Holdings, Inc.	27,259,400	4,474,138
GT Capital Holdings, Inc.	188,760	1,761,092
Megaworld Corp.	144,000	5,191
Metro Pacific Investments Corp.	204,000	17,628
Nickel Asia Corp.	17,725,700	1,920,302
Puregold Price Club, Inc.	3,073,600	1,637,041
Robinsons Land Corp.	55,126	14,261
Security Bank Corp.	8,040	12,162
Semirara Mining & Power Corp.	6,279,500	3,185,282
Wilcon Depot, Inc.	10,500	4,594

Total Philippines		14,906,646

Poland - 0.8%
Asseco Poland SA	324,410	6,407,635
CD Projekt SA(b)	45,738	1,743,199
Cyfrowy Polsat SA	1,378,564	5,601,864
Orange Polska SA*	2,293,547	3,943,617
Warsaw Stock Exchange(b)	321,191	3,008,782

Total Poland		20,705,097

Saudi Arabia - 2.2%
Al Hammadi Holding	203,983	3,312,066
Al Moammar Information Systems Co.	24,358	1,007,908
Aldrees Petroleum & Transport Services Co.	71,105	2,354,558
AlKhorayef Water & Power Technologies Co.	11,102	470,637
Almunajem Foods Co.	71,726	1,252,580
Alujain Corp.	62,328	741,149
Arabian Cement Co.	294,739	3,111,863
Arabian Centres Co. Ltd.	997,130	5,901,908
Arabian Contracting Services Co.	34,287	1,627,186
Arriyadh Development Co.	259,617	1,395,440
Astra Industrial Group	123,976	2,879,012
Ataa Educational Co.	23,492	483,532
BinDawood Holding Co.	30,422	602,649
City Cement Co.	265,205	1,803,057
Leejam Sports Co. JSC	100,852	3,468,661
Maharah Human Resources Co.	96,816	1,453,260
Middle East Paper Co.	95,026	876,610
Najran Cement Co.	91,341	344,352
National Co. for Learning & Education	18,042	562,805
National Gas & Industrialization Co.	85,476	1,474,471
National Medical Care Co.	24,529	841,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Northern Region Cement Co.	284,388	$906,839
Qassim Cement Co.	117,132	2,279,744
Saudi Automotive Services Co.	92,573	1,441,401
Saudi Cement Co.	416,670	6,598,821
Saudi Ceramic Co.	99,348	882,046
Saudi Chemical Co. Holding	502,770	506,698
Saudi Industrial Services Co.	90,396	696,522
Southern Province Cement Co.	203,610	2,904,294
Theeb Rent A Car Co.	37,307	761,915
United Electronics Co.	151,239	2,959,699
United International Transportation Co.	91,935	1,799,139
Yanbu Cement Co.	305,101	3,481,569

Total Saudi Arabia		61,183,415

South Africa - 8.0%
AECI Ltd.	659,680	3,163,740
African Rainbow Minerals Ltd.	1,026,125	10,809,721
Afrimat Ltd.	156,328	506,026
Astral Foods Ltd.	309,195	2,508,095
AVI Ltd.	2,678,691	9,654,844
Barloworld Ltd.(b)	776,320	3,513,139
Dis-Chem Pharmacies Ltd.(a)	703,914	878,623
DRDGOLD Ltd.	24,501	25,835
Equites Property Fund Ltd.	6,560,788	4,007,755
Foschini Group Ltd.	1,180,962	5,877,538
Growthpoint Properties Ltd.	44,172,362	27,263,931
Hyprop Investments Ltd.	3,756,577	6,106,768
Investec Ltd.	1,654,127	9,283,163
JSE Ltd.	391,000	1,883,465
KAP Ltd.	14,922,092	2,132,715
Life Healthcare Group Holdings Ltd.	3,086,698	3,357,726
Momentum Metropolitan Holdings	7,120,118	6,806,820
Motus Holdings Ltd.	1,417,653	7,517,791
Mr. Price Group Ltd.	996,031	7,602,867
Netcare Ltd.	4,904,923	3,741,412
Old Mutual Ltd.	30,729,852	19,715,255
Omnia Holdings Ltd.	135,768	432,215
OUTsurance Group Ltd.	1,788,302	3,217,595
Pick n Pay Stores Ltd.(b)	1,124,733	2,314,808
PSG Konsult Ltd.	3,473,208	2,426,856
Redefine Properties Ltd.	63,352,303	11,033,101
Resilient REIT Ltd.	2,715,293	6,081,336
Reunert Ltd.(b)	846,226	2,635,714
Royal Bafokeng Platinum Ltd.(b)	432,065	2,855,923
Santam Ltd.	329,191	5,035,993
SPAR Group Ltd.(b)	791,738	4,400,582
Super Group Ltd.	762,058	1,296,099
Thungela Resources Ltd.	2,437,694	19,089,920
Tiger Brands Ltd.(b)	670,341	5,934,024
Truworths International Ltd.	5,184,749	15,534,006

Total South Africa		218,645,401

South Korea - 10.4%
Aekyung Chemical Co. Ltd.	128,269	2,078,354
AfreecaTV Co. Ltd.	57	3,167
Ahnlab, Inc.	81	3,928
AJ Networks Co. Ltd.	198,079	667,454
APTC Co. Ltd.*	189,822	2,659,366
Asia Paper Manufacturing Co. Ltd.	19,462	506,619
BGF Retail Co. Ltd.	117	15,530
BH Co. Ltd.	378	7,746
BNK Financial Group, Inc.	2,429,324	12,776,697
Caregen Co. Ltd.(b)	14,396	2,835,170
Cheil Worldwide, Inc.(b)	453,169	6,235,308
Chong Kun Dang Pharmaceutical Corp.	8,875	552,983
CJ Corp.(b)	46,333	2,401,657
Com2uS Corp.(b)	14,914	685,909
Cowell Fashion Co. Ltd.(b)	36,835	126,916
CS Wind Corp.	28,929	1,894,716
Cuckoo Homesys Co. Ltd.	19,199	342,410
Daeduck Electronics Co. Ltd.	642	15,713
Daesang Corp.	88,886	1,158,253
Daishin Securities Co. Ltd.	181,944	1,864,110
DB HiTek Co. Ltd.(b)	17,129	820,278
DGB Financial Group, Inc.(b)	1,383,556	7,633,630
DL E&C Co. Ltd.(b)	110,328	2,909,648
DL Holdings Co. Ltd.	41,018	1,285,655
DN Automotive Corp.	240	16,611
DongKook Pharmaceutical Co. Ltd.	162	1,757
Dongkuk CM Co. Ltd.*	1	8
Dongkuk Holdings Co. Ltd.(b)	48,163	636,739
Dongsuh Cos., Inc.	73,301	1,058,085
Dongsung Finetec Co. Ltd.	681	6,383
Dongwon Systems Corp.(b)	8,087	227,699
Doosan Bobcat, Inc.	193,725	8,630,257
DoubleUGames Co. Ltd.	54	1,727
Dreamtech Co. Ltd.	194,213	1,338,333
E-Mart, Inc.	49,425	2,884,516
Echo Marketing, Inc.	573	4,479
Eo Technics Co. Ltd.(b)	28,696	2,436,977
Fila Holdings Corp.(b)	158,390	4,808,257
GOLFZON Co. Ltd.	87	7,639
Green Cross Corp.	11,379	991,393
Green Cross Holdings Corp.	4,963	53,673
GS Engineering & Construction Corp.	440,627	6,233,284
GS Holdings Corp.	498,588	13,868,061
GS Retail Co. Ltd.(b)	210,139	3,652,095
HAESUNG DS Co. Ltd.	207	9,520
Hana Materials, Inc.	117	4,671
Handsome Co. Ltd.	168	2,964
Hanjin Transportation Co. Ltd.	174	2,631
Hankook & Co. Co. Ltd.(b)	130,185	1,175,731
Hanmi Science Co. Ltd.	32,085	807,208
Hanmi Semiconductor Co. Ltd.	19,814	453,377
Hansae Co. Ltd.(b)	106,608	1,735,470
Hansol Chemical Co. Ltd.(b)	13,219	2,407,741
Hansol Paper Co. Ltd.	699	5,931
Hanwha Aerospace Co. Ltd.	9,423	911,084
Hanwha Corp.	61,154	1,390,022
Hanwha Systems Co. Ltd.	130,052	1,441,019
Harim Holdings Co. Ltd.(b)	185,429	1,093,449
HD Hyundai Construction Equipment Co. Ltd.	47,937	3,121,462
HDC Holdings Co. Ltd.	42,475	207,274
Hite Jinro Co. Ltd.	105,025	1,721,656
HK inno.N Corp.	30,377	692,770
HL Holdings Corp.	25,453	714,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
HL Mando Co. Ltd.(b)	77,679	$3,177,550
Hotel Shilla Co. Ltd.(b)	22,312	1,242,895
Hyosung Advanced Materials Corp., Class C	7,907	2,763,384
Hyosung Corp.(b)	72,976	3,500,234
Hyundai Autoever Corp.	7,264	772,901
Hyundai Department Store Co. Ltd.(b)	36,150	1,352,556
Hyundai Elevator Co. Ltd.(b)	152,054	4,644,764
Hyundai GF Holdings(b)	133,291	368,216
Hyundai Marine & Fire Insurance Co. Ltd.	380,566	8,967,916
Hyundai Steel Co.	255,997	6,557,051
Hyundai Wia Corp.	150	7,627
iMarketKorea, Inc.	25,091	188,328
Innocean Worldwide, Inc.	237	7,078
JB Financial Group Co. Ltd.(b)	1,360,538	8,745,689
Jusung Engineering Co. Ltd.(b)	79,296	1,143,417
JYP Entertainment Corp.(b)	41,803	4,149,685
K Car Co. Ltd.(b)	94,760	1,079,458
KCC Glass Corp.	28,568	963,721
KEPCO Engineering & Construction Co., Inc.	9,289	489,952
KEPCO Plant Service & Engineering Co. Ltd.	663	16,781
KG DONGBUSTEEL(b)	36,040	247,260
Kginicis Co. Ltd.(b)	66,250	608,375
KIWOOM Securities Co. Ltd.	62,468	4,190,924
Koentec Co. Ltd.	1,659	9,493
Koh Young Technology, Inc.	483	5,645
Kolmar BNH Co. Ltd.(b)	49,145	714,246
Kolmar Korea Co. Ltd.	29,995	1,001,617
Kolon Global Corp.	50,297	523,335
Kolon Industries, Inc.	47,895	1,815,623
Korea Aerospace Industries Ltd.	558	22,572
Korea Gas Corp.*	192,813	3,760,706
Korean Reinsurance Co.	656,926	3,494,897
KT Skylife Co. Ltd.	93,341	454,786
Kukdo Chemical Co. Ltd.	34,895	1,427,420
Kumho Petrochemical Co. Ltd.	119,149	11,999,448
LEENO Industrial, Inc.	123	13,722
LF Corp.	69,720	898,981
LG HelloVision Co. Ltd.	167,618	547,638
LIG Nex1 Co. Ltd.	231	14,218
Lotte Chilsung Beverage Co. Ltd.	57	5,485
Lotte Data Communication Co.	16,363	312,942
LOTTE Fine Chemical Co. Ltd.(b)	64,074	3,374,747
Lotte Rental Co. Ltd.	41,597	880,777
Lotte Shopping Co. Ltd.	39,978	2,081,350
LS Corp.	64,085	4,518,269
LS Electric Co. Ltd.	258	15,527
LX International Corp.(b)	188,974	5,170,199
LX Semicon Co. Ltd.(b)	70,194	6,062,367
Mcnex Co. Ltd.	30,362	692,428
MegaStudyEdu Co. Ltd.	153	6,015
Meritz Financial Group, Inc.*(b)	174,931	5,509,533
Mirae Asset Securities Co. Ltd.	1,331,296	7,304,876
Nasmedia Co. Ltd.	34,979	546,858
NICE Holdings Co. Ltd.	354	3,149
NICE Information Service Co. Ltd.	66,353	514,649
NongShim Co. Ltd.	42	12,686
OCI Holdings Co. Ltd.(b)	27,110	2,331,092
Orion Holdings Corp.(b)	34,797	387,675
Pan Ocean Co. Ltd.(b)	489,159	1,923,002
Partron Co. Ltd.(b)	170,852	1,187,724
PI Advanced Materials Co. Ltd.(b)	55,951	1,611,460
Poongsan Corp.	73,978	2,436,645
Posco DX Co. Ltd.(b)	114,237	1,322,137
Posco International Corp.(b)	61,206	1,851,068
PSK, Inc.(b)	90,518	1,559,412
S-1 Corp.	76,939	3,112,244
Samjin Pharmaceutical Co. Ltd.	459	7,698
SAMPYO Cement Co. Ltd.(b)	349,458	907,029
Samyang Foods Co. Ltd.(b)	13,238	1,074,994
SD Biosensor, Inc.(b)	206,193	1,913,817
SeAH Besteel Holdings Corp.	137,997	2,696,788
SeAH Steel Corp.	5,988	724,840
Seegene, Inc.(b)	137,657	2,146,891
Seoul Semiconductor Co. Ltd.(b)	305,980	2,972,371
SFA Engineering Corp.(b)	75,753	2,069,676
SGC Energy Co. Ltd.	183	3,625
Shinsegae International, Inc.(b)	32,558	420,797
Shinsegae, Inc.	10,010	1,353,000
SIMMTECH Co. Ltd.	246	6,366
SK Chemicals Co. Ltd.(b)	47,802	2,546,731
SK Discovery Co. Ltd.	122,161	3,328,334
SK Networks Co. Ltd.	2,385	9,195
SKC Co. Ltd.	28,377	2,101,920
SL Corp.	351	9,776
SNT Motiv Co. Ltd.	222	8,913
Soulbrain Co. Ltd.	5,735	1,092,464
SSANGYONG C&E Co. Ltd.(b)	716,168	2,875,216
ST Pharm Co. Ltd.	8,650	504,827
TES Co. Ltd.	426	6,886
TKG Huchems Co. Ltd.	669	11,221
Tokai Carbon Korea Co. Ltd.(b)	11,320	988,830
Unid Co. Ltd.	86	4,393
Vieworks Co. Ltd.	11,056	305,421
Wemade Co. Ltd.(b)	6,816	202,000
Woori Investment Bank Co. Ltd.	1,712,741	951,487
Youlchon Chemical Co. Ltd.	315	7,196
Youngone Corp.(b)	48,019	2,350,568
Youngone Holdings Co. Ltd.	20,390	1,196,180

Total South Korea		285,661,773

Taiwan - 30.1%
AcBel Polytech, Inc.	12,303	18,349
Acer, Inc.(b)	20,871,000	21,008,713
Alltek Technology Corp.(b)	1,786,240	2,354,353
AP Memory Technology Corp.(b)	557,000	5,436,851
Arcadyan Technology Corp.(b)	1,120,681	4,425,942
Asia Optical Co., Inc.(b)	1,213,000	2,504,323
Asia Vital Components Co. Ltd.(b)	649,018	5,647,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Bank of Kaohsiung Co. Ltd.(b)	1,752,000	$700,361
BenQ Materials Corp.(b)	1,176,000	1,483,947
BES Engineering Corp.(b)	10,669,000	3,802,466
Capital Securities Corp.(b)	12,933,340	5,917,581
Chang Wah Electromaterials, Inc.(b)	2,544,000	2,793,585
Charoen Pokphand Enterprise	9,100	27,466
Chenbro Micom Co. Ltd.	3,000	16,183
Cheng Loong Corp.(b)	4,866,000	5,319,954
Cheng Uei Precision Industry Co. Ltd.	12,000	16,221
Chicony Electronics Co. Ltd.(b)	5,329,652	16,770,406
Chicony Power Technology Co. Ltd.(b)	2,085,625	6,080,520
Chin-Poon Industrial Co. Ltd.	2,445,000	2,465,058
China Bills Finance Corp.	30,000	14,834
China Chemical & Pharmaceutical Co. Ltd.	12,000	10,114
China General Plastics Corp.(b)	3,259,000	2,448,606
China Steel Chemical Corp.(b)	507,726	1,899,214
China Steel Structure Co. Ltd.	3,000	5,491
ChipMOS Technologies, Inc.(b)	4,048,000	4,744,080
Chong Hong Construction Co. Ltd.(b)	1,355,000	3,467,498
Chroma ATE, Inc.(b)	1,215,132	9,773,493
Chun Yuan Steel Industry Co. Ltd.*	2,561,000	1,496,579
Chung Hung Steel Corp.(b)	6,213,000	4,867,543
Chung Hwa Pulp Corp.(b)	1,045,000	944,525
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,940,000	8,533,770
Cleanaway Co. Ltd.*	3,161	21,517
Compeq Manufacturing Co. Ltd.(b)	4,789,000	6,827,260
Continental Holdings Corp.(b)	2,663,000	2,462,534
CTCI Corp.(b)	2,838,190	3,836,562
DA CIN Construction Co. Ltd.	15,000	15,845
Darfon Electronics Corp.(b)	1,079,000	1,604,062
Daxin Materials Corp.	3,000	10,644
Depo Auto Parts Ind Co. Ltd.(b)	116,000	439,500
Edom Technology Co. Ltd.(b)	2,660,000	2,408,515
Elan Microelectronics Corp.(b)	1,666,409	5,430,831
Elite Material Co. Ltd.(b)	1,296,163	10,133,914
Elite Semiconductor Microelectronics Technology, Inc.(b)	2,070,000	5,456,726
Ennoconn Corp.(b)	561,243	4,919,627
ENNOSTAR, Inc.*	2,388,000	3,987,092
Eternal Materials Co. Ltd.(b)	5,128,319	5,318,586
Evergreen International Storage & Transport Corp.(b)	543,000	502,124
Everlight Chemical Industrial Corp.(b)	1,365,000	955,450
Everlight Electronics Co. Ltd.	2,909,165	4,829,226
Far Eastern Department Stores Ltd.	3,292,841	2,537,468
Far Eastern International Bank(b)	15,847,017	6,054,986
Faraday Technology Corp.(b)	200,000	1,354,974
Farglory F T Z Investment Holding Co. Ltd.	3,000	6,242
Farglory Land Development Co. Ltd.(b)	2,398,640	4,698,006
Feng Hsin Steel Co. Ltd.(b)	1,588,950	3,637,629
FLEXium Interconnect, Inc.(b)	1,653,028	4,914,845
Flytech Technology Co. Ltd.	6,000	14,025
Formosa Advanced Technologies Co. Ltd.(b)	1,496,000	2,103,896
Formosa International Hotels Corp.(b)	400,000	3,332,852
Formosan Union Chemical(b)	2,838,000	2,246,198
Fortune Electric Co. Ltd.	3,000	14,208
Foxsemicon Integrated Technology, Inc.*(b)	731,197	4,742,468
Froch Enterprise Co. Ltd.(b)	1,158,000	864,470
Fusheng Precision Co. Ltd.(b)	495,000	3,512,498
Gemtek Technology Corp.(b)	2,793,000	2,963,883
Genius Electronic Optical Co. Ltd.(b)	31,280	397,723
Getac Holdings Corp.(b)	2,322,292	4,988,404
Giant Manufacturing Co. Ltd.(b)	1,025,051	7,569,931
Gigabyte Technology Co. Ltd.(b)	3,780,000	29,553,533
Global Brands Manufacture Ltd.(b)	1,711,400	2,522,219
Global Mixed Mode Technology, Inc.*(b)	965,000	6,026,505
Global PMX Co. Ltd.(b)	172,000	872,578
Gold Circuit Electronics Ltd.(b)	511,700	2,398,761
Goldsun Building Materials Co. Ltd., Class C	7,658,000	6,761,868
Grape King Bio Ltd.(b)	448,988	2,421,936
Great Wall Enterprise Co. Ltd.*(b)	2,959,259	5,064,410
Greatek Electronics, Inc.(b)	3,334,000	6,123,226
Highwealth Construction Corp.(b)	9,121,651	12,491,400
Hiwin Technologies Corp.(b)	725,000	5,528,665
Ho Tung Chemical Corp.	30,000	8,534
Holtek Semiconductor, Inc.(b)	1,527,773	3,350,412
Holy Stone Enterprise Co. Ltd.(b)	908,000	3,134,101
Hota Industrial Manufacturing Co. Ltd.*	3,146	7,263
Hsin Kuang Steel Co. Ltd.(b)	1,824,000	2,711,593
Huaku Development Co. Ltd.(b)	1,757,296	5,089,441
Huang Hsiang Construction Corp.	9,000	11,747
Hung Sheng Construction Ltd.(b)	1,760,000	1,234,761
IBF Financial Holdings Co. Ltd.*(b)	12,686,139	4,908,346
Inventec Corp.(b)	12,727,000	17,653,403
ITE Technology, Inc.(b)	1,178,000	4,255,165
ITEQ Corp.(b)	1,349,000	2,993,013
Jentech Precision Industrial Co. Ltd.(b)	122,094	2,528,557
Kenda Rubber Industrial Co. Ltd.(b)	1,559,000	1,606,829
Kerry TJ Logistics Co. Ltd.	6,000	7,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Kindom Development Co. Ltd.	4,002,200	$3,867,977
King Slide Works Co. Ltd.(b)	88,004	1,873,417
King Yuan Electronics Co. Ltd.(b)	11,754,000	21,511,920
King’s Town Bank Co. Ltd.(b)	3,988,000	4,552,117
Kinik Co.	3,495	13,803
Kinpo Electronics(b)	1,850,000	876,158
Kinsus Interconnect Technology Corp.(b)	409,000	1,529,917
KMC Kuei Meng International, Inc.(b)	344,000	1,667,839
KS Terminals, Inc.(b)	199,000	529,056
Kung Long Batteries Industrial Co. Ltd.	3,000	13,726
L&K Engineering Co. Ltd.(b)	1,512,000	2,966,277
Lealea Enterprise Co. Ltd.(b)	4,042,000	1,479,516
Lelon Electronics Corp.(b)	1,079,000	2,151,452
Lian Hwa Food Corp.	514,820	1,560,436
Lien Hwa Industrial Holdings Corp.(b)	2,842,773	6,188,573
Longchen Paper & Packaging Co. Ltd.(b)	3,692,627	2,033,378
Lotes Co. Ltd.(b)	248,390	6,858,848
Lotus Pharmaceutical Co. Ltd.*(b)	548,000	5,727,303
Macronix International Co. Ltd.(b)	12,118,000	12,723,229
Makalot Industrial Co. Ltd.(b)	676,881	6,563,536
Marketech International Corp.(b)	204,000	926,841
Merida Industry Co. Ltd.(b)	585,043	4,170,224
Mirle Automation Corp.(b)	1,129,560	1,380,011
Namchow Holdings Co. Ltd.	657,000	1,009,406
Nichidenbo Corp.(b)	1,696,000	3,191,112
Nien Made Enterprise Co. Ltd.	822,000	9,039,638
Nuvoton Technology Corp.(b)	1,252,872	5,169,261
O-Bank Co. Ltd.(b)	4,448,000	1,456,745
Oriental Union Chemical Corp.	2,275,000	1,617,982
Pan Jit International, Inc.(b)	1,229,000	2,734,663
Pan-International Industrial Corp.(b)	997,000	1,282,083
Pou Chen Corp.(b)	10,127,000	10,242,595
Powertech Technology, Inc.(b)	6,477,000	21,836,440
President Securities Corp.(b)	5,176,520	2,892,050
Primax Electronics Ltd.*(b)	2,257,000	4,768,437
Promate Electronic Co. Ltd.	1,781,000	2,544,735
Qisda Corp.	10,049,000	14,809,970
Raydium Semiconductor Corp.(b)	536,000	5,524,442
Ruentex Industries Ltd.(b)	4,688,000	9,061,555
Run Long Construction Co. Ltd.(b)	467,000	1,154,586
San Fu Chemical Co. Ltd.(b)	439,000	1,987,478
Sanyang Motor Co. Ltd.(b)	2,239,000	6,434,218
ScinoPharm Taiwan Ltd.(b)	764,000	742,057
SDI Corp.	3,000	12,522
Sercomm Corp.	6,488	21,874
Sesoda Corp.(b)	791,000	984,163
Sheng Yu Steel Co. Ltd.(b)	2,164,000	1,768,331
Shin Zu Shing Co. Ltd.	6,000	17,416
Shinkong Insurance Co. Ltd.(b)	1,185,000	1,978,519
Shiny Chemical Industrial Co. Ltd.*	3,637	15,356
Sigurd Microelectronics Corp.(b)	2,860,000	5,078,200
Sinbon Electronics Co. Ltd.(b)	472,120	5,601,257
Sincere Navigation Corp.(b)	1,028,000	663,449
Sinon Corp.	18,000	20,604
Sitronix Technology Corp.(b)	567,000	4,269,181
Sonix Technology Co. Ltd.(b)	1,354,000	2,186,781
Standard Chemical & Pharmaceutical Co. Ltd.	6,000	13,832
Standard Foods Corp.	9,896	13,202
Stark Technology, Inc.	6,000	21,962
Sunny Friend Environmental Technology Co. Ltd.(b)	821,964	3,840,028
Sunonwealth Electric Machine Industry Co. Ltd.*	9,000	26,875
Sunrex Technology Corp.	3,000	4,205
Supreme Electronics Co. Ltd.(b)	3,406,506	5,293,869
Synnex Technology International Corp.(b)	7,858,600	14,634,969
Systex Corp.	6,000	21,192
T3EX Global Holdings Corp.(b)	822,000	1,871,271
TA Chen Stainless Pipe(b)	4,744,000	7,220,074
Ta Ya Electric Wire & Cable(b)	989,000	1,225,751
Taichung Commercial Bank Co. Ltd.	7,695,250	3,755,649
Taiflex Scientific Co. Ltd.	9,000	12,643
Tainan Spinning Co. Ltd.(b)	4,123,000	2,184,318
Taisun Enterprise Co. Ltd.*(b)	9,000	8,120
Taita Chemical Co. Ltd.(b)	1,652,900	1,072,054
Taiwan Business Bank	36,708	16,796
Taiwan Cogeneration Corp.	18,138	32,147
Taiwan Fertilizer Co. Ltd.(b)	2,698,000	5,241,022
Taiwan Glass Industry Corp.*(b)	479,000	296,832
Taiwan Hon Chuan Enterprise Co. Ltd.	12,692	42,993
Taiwan Navigation Co. Ltd.(b)	1,106,000	1,083,113
Taiwan Paiho Ltd.(b)	1,167,000	2,038,395
Taiwan PCB Techvest Co. Ltd.(b)	1,968,302	2,493,201
Taiwan Sakura Corp.	6,000	12,291
Taiwan Secom Co. Ltd.(b)	1,085,000	3,988,907
Taiwan Surface Mounting Technology Corp.(b)	778,000	2,510,524
Taiwan-Asia Semiconductor Corp.(b)	461,000	654,987
Teco Electric & Machinery Co. Ltd.(b)	5,531,000	9,465,630
Test Research, Inc.	6,115	11,859
Thinking Electronic Industrial Co. Ltd.	3,000	15,894
Ton Yi Industrial Corp.(b)	4,484,000	2,843,488
Tong Hsing Electronic Industries Ltd.(b)	919,396	5,402,221
Tong Yang Industry Co. Ltd.	6,685	11,312
Topco Scientific Co. Ltd.	1,016,521	5,956,592
Transcend Information, Inc.(b)	1,883,479	4,741,279
Tripod Technology Corp.(b)	2,267,928	8,993,213
TSRC Corp.(b)	3,892,000	3,211,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Ttet Union Corp.(b)	157,000	$738,509
Tung Ho Steel Enterprise Corp.(b)	3,601,722	6,880,909
TXC Corp.(b)	2,249,549	6,775,119
U-Ming Marine Transport Corp.*(b)	2,184,420	3,317,538
Union Bank of Taiwan(b)	2,756,000	1,455,673
United Integrated Services Co. Ltd.*(b)	1,323,000	9,260,511
Universal Cement Corp.(b)	2,768,000	2,728,495
USI Corp.(b)	5,635,000	4,179,502
Visual Photonics Epitaxy Co. Ltd.(b)	818,750	3,062,639
Wah Lee Industrial Corp.(b)	1,117,580	2,974,759
Walsin Technology Corp.(b)	702,000	2,150,325
Weikeng Industrial Co. Ltd.(b)	5,003,431	5,365,782
Weltrend Semiconductor(b)	902,000	1,526,286
Winbond Electronics Corp.*(b)	9,448,000	8,327,236
Wistron Corp.(b)	16,172,000	47,148,537
Wistron NeWeb Corp.	6,722	20,569
WPG Holdings Ltd.(b)	7,498,058	13,169,059
WT Microelectronics Co. Ltd.*(b)	2,264,678	4,944,632
YC INOX Co. Ltd.	9,793	9,244
YFY, Inc.(b)	5,322,000	6,365,313
Yieh Phui Enterprise Co. Ltd.(b)	2,956,000	1,490,125
Yulon Motor Co. Ltd.(b)	1,712,496	4,541,803
ZongTai Real Estate Development Co. Ltd.*	15,941	22,163

Total Taiwan		827,397,636

Thailand - 5.0%
Amata Corp. PCL, NVDR	6,084,300	3,809,659
Asian Sea Corp. PCL, NVDR	1,451,800	337,818
Asphere Innovations PCL, NVDR	10,200	3,366
Bangchak Corp. PCL, NVDR(b)	5,935,700	6,110,649
Bangkok Chain Hospital PCL, NVDR(b)	14,965,000	7,470,893
Banpu PCL, NVDR(b)	22,853,600	5,704,537
Banpu Power PCL, NVDR(b)	5,271,800	2,126,265
BCPG PCL, NVDR(b)	13,440,912	3,468,745
Chularat Hospital PCL, NVDR(b)	66,529,500	5,629,347
Com7 PCL, NVDR	15,000	11,211
Dynasty Ceramic PCL, NVDR	50,960,600	2,874,664
Eastern Polymer Group PCL, NVDR(b)	7,365,300	1,433,382
Gunkul Engineering PCL, NVDR(b)	251,700	22,575
Ichitan Group PCL, NVDR	23,700	9,225
IRPC PCL, NVDR(b)	64,758,600	4,164,423
Jaymart Group Holdings PCL, NVDR(b)	2,283,400	1,024,004
KCE Electronics PCL, NVDR(b)	3,225,600	3,548,115
Kiatnakin Phatra Bank PCL, NVDR	24,600	41,457
Mega Lifesciences PCL, NVDR	2,978,100	3,149,873
MK Restaurants Group PCL, NVDR(b)	988,400	1,289,339
Northeast Rubber PCL, NVDR(b)	14,042,275	1,798,108
Origin Property PCL, NVDR	9,277,800	2,773,789
Polyplex Thailand PCL, NVDR(b)	3,453,213	1,344,080
Precious Shipping PCL, NVDR(b)	8,200,500	2,151,027
Prima Marine PCL, NVDR	16,778,800	2,886,777
PTG Energy PCL, NVDR(b)	4,338,600	1,492,904
Quality Houses PCL, NVDR	368,400	22,859
Rajthanee Hospital PCL, NVDR(b)	2,146,300	1,695,005
Ratch Group PCL, NVDR	4,776,800	4,816,545
Regional Container Lines PCL, NVDR(b)	2,906,200	1,942,658
Sansiri PCL, NVDR	61,955,700	3,355,096
Sino-Thai Engineering & Construction PCL, NVDR(b)	3,472,900	861,981
Somboon Advance Technology PCL, NVDR(b)	4,409,200	2,350,413
Star Petroleum Refining PCL, NVDR	3,390,400	769,785
Supalai PCL, NVDR	12,034,000	6,856,206
Synnex Thailand PCL, NVDR(b)	2,231,100	748,839
Thai Oil PCL, NVDR(b)	2,028,600	2,531,816
Thai Union Group PCL, NVDR	12,957,800	4,714,585
Thai Vegetable Oil PCL, NVDR(b)	4,417,070	3,145,706
Thaifoods Group PCL, NVDR	10,286,200	1,160,479
Thanachart Capital PCL, NVDR(b)	7,020,900	9,851,637
Tisco Financial Group PCL, NVDR(b)	4,823,500	13,196,432
TQM Alpha PCL, NVDR(b)	1,864,300	1,406,572
TTW PCL, NVDR	22,750,300	5,550,419
WHA Corp. PCL, NVDR(b)	53,600,800	6,954,271
Workpoint Entertainment PCL, NVDR	7,500	3,046

Total Thailand		136,610,582

Turkey - 1.7%
Aksa Akrilik Kimya Sanayii AS	9,324	25,894
Aksa Enerji Uretim AS(b)	577,780	718,513
Alarko Holding AS	250,796	725,837
Alkim Alkali Kimya AS	561,238	631,204
Anadolu Efes Biracilik Ve Malt Sanayii AS	913,887	2,325,907
Arcelik AS(b)	95,605	476,741
Aygaz AS	487,410	1,684,527
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	279,008	614,310
Coca-Cola Icecek AS	2,532	25,534
Dogus Otomotiv Servis ve Ticaret AS	4,005	26,193
EGE Endustri VE Ticaret AS	51	10,468
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,929,936	2,818,624
Enerjisa Enerji AS(a)	20,701	27,792
Haci Omer Sabanci Holding AS	5,095,761	8,995,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

Investments	Shares	Value
Is Yatirim Menkul Degerler AS, Class A	7,983	$19,123
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	4,932,044	4,180,981
Kartonsan Karton Sanayi ve Ticaret AS	140,418	363,837
Koza Altin Isletmeleri AS(b)	3,389,419	3,224,303
Nuh Cimento Sanayi AS	313,817	1,617,837
Otokar Otomotiv Ve Savunma Sanayi AS*	2,188	16,458
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,345,156	1,413,781
Selcuk Ecza Deposu Ticaret ve Sanayi AS	685,096	984,941
Tekfen Holding AS	602,672	890,022
Tofas Turk Otomobil Fabrikasi AS	858,848	8,318,340
Turk Traktor ve Ziraat Makineleri AS	2,318	36,117
Turkcell Iletisim Hizmetleri AS	2,508,498	3,492,845
Turkiye Sise ve Cam Fabrikalari AS‡	0	1
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	1,844,602
Yapi ve Kredi Bankasi AS	1,576,938	785,142

Total Turkey		46,295,153

TOTAL COMMON STOCKS (Cost: $2,395,843,962)		2,718,997,115

WARRANTS - 0.0%

Thailand - 0.0%
Kiatnakin Phatra Bank PCL,
expiring 3/17/24*	2,050	76
expiring 3/17/26*	2,050	185

TOTAL WARRANTS (Cost: $0)		261

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(b)(c) (Cost: $7,824)	241	9,223

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $68,180,425)	68,180,425	68,180,425

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $2,464,032,211)		2,787,187,024
Other Assets less Liabilities - (1.6)%		(42,775,569)

NET ASSETS - 100.0%		$2,744,411,455

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,594,006, which represents 0.06% of net assets.

‡	Share amount represents a fractional share.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $587,087,347.The Fund also had securities on loan having a total market value of $430,882 that were sold and pending settlement. The total market value of the collateral held by the Fund was $637,534,329. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $569,353,904.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$3,102,173	$24,173,153	$27,263,173	$437,563	$(440,493)	$9,223	$514,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$481,066,358	$—	$1,501,598	*	$482,567,956
India	152,758,316	—	92,408	*	152,850,724
Other	2,083,578,435	—	—		2,083,578,435
Warrants	261	—	—		261
Exchange-Traded Fund	9,223	—	—		9,223
Investment of Cash Collateral for Securities Loaned	—	68,180,425	—		68,180,425

Total Investments in Securities	$2,717,412,593	$68,180,425	$1,594,006		$2,787,187,024

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.2%

Austria - 0.5%
Andritz AG	117,822	$6,562,163
AT&S Austria Technologie & Systemtechnik AG	17,879	642,138

Total Austria		7,204,301

Belgium - 3.4%
Anheuser-Busch InBev SA	401,015	22,676,014
Barco NV	38,892	969,128
Bekaert SA	70,727	3,202,272
Melexis NV	42,730	4,190,998
Solvay SA	96,003	10,714,831
UCB SA	75,028	6,646,673

Total Belgium		48,399,916

Finland - 3.6%
Cargotec Oyj, Class B	36,707	2,016,384
Fiskars Oyj Abp(a)	89,592	1,513,091
Huhtamaki Oyj(a)	58,835	1,929,522
Kemira Oyj	146,760	2,336,081
Kone Oyj, Class B	430,441	22,461,507
Konecranes Oyj	96,627	3,884,730
Metso Oyj	557,836	6,721,979
Nokia Oyj	1,144,909	4,790,908
Valmet Oyj(a)	203,713	5,662,954

Total Finland		51,317,156

France - 26.4%
Air Liquide SA	110,538	19,802,027
Airbus SE(a)	117,156	16,917,889
Arkema SA	28,892	2,720,278
BioMerieux	11,248	1,179,544
Bureau Veritas SA(a)	95,401	2,614,553
Cie Generale des Etablissements Michelin SCA	314,120	9,273,598
Danone SA(a)	277,148	16,974,971
Dassault Aviation SA	14,634	2,928,109
Dassault Systemes SE	62,625	2,775,658
Eramet SA(a)	18,878	1,722,847
EssilorLuxottica SA(a)	70,938	13,358,098
Gaztransport Et Technigaz SA	16,645	1,693,392
Hermes International	9,594	20,829,444
Imerys SA	29,405	1,145,287
Interparfums SA	12,211	869,940
IPSOS	15,221	846,082
Kering SA	32,838	18,113,762
L’Oreal SA(a)	122,290	56,983,012
Lectra(a)	2,409	71,750
Legrand SA	58,283	5,773,679
LVMH Moet Hennessy Louis Vuitton SE	64,713	60,929,444
Neoen SA(a)(b)	1,662	52,584
Nexans SA	7,908	684,603
Pernod Ricard SA	91,334	20,168,234
Publicis Groupe SA	104,448	8,375,531
Remy Cointreau SA(a)	5,583	895,081
Rubis SCA	85,639	2,077,932
Sanofi	517,864	55,481,998
Sartorius Stedim Biotech(a)	3,536	882,274
Schneider Electric SE	127,825	23,214,032
Societe BIC SA	13,406	767,862
Sodexo SA(a)	21,049	2,315,966
Teleperformance(a)	6,520	1,091,539
Valeo(a)	47,705	1,021,666

Total France		374,552,666

Germany - 23.8%
adidas AG	63,680	12,351,248
AIXTRON SE	8,694	294,894
BASF SE	644,109	31,250,098
Bayer AG, Registered Shares	372,549	20,594,876
Bayerische Motoren Werke AG	429,788	52,760,499
Beiersdorf AG	17,207	2,276,207
Brenntag SE	36,177	2,818,095
Deutsche Telekom AG, Registered Shares	2,157,120	47,011,891
Duerr AG	14,782	478,009
Evonik Industries AG	275,204	5,233,317
GEA Group AG	42,318	1,768,733
Hannover Rueck SE	62,761	13,307,586
Hapag-Lloyd AG(a)(b)	72,081	14,619,249
Heidelberg Materials AG	97,002	7,958,357
Henkel AG & Co. KGaA	75,504	5,313,180
Hochtief AG	28,145	2,431,931
HUGO BOSS AG	15,595	1,217,192
Infineon Technologies AG	132,146	5,447,514
Jenoptik AG	2,880	98,787
Krones AG	6,787	822,653
Mercedes-Benz Group AG	683,458	54,932,250
Merck KGaA	14,120	2,334,616
MTU Aero Engines AG	6,668	1,727,035
Puma SE	24,028	1,444,946
SAP SE	233,891	31,932,620
Siemens Healthineers AG(b)	192,788	10,907,806
Siltronic AG	13,652	1,042,604
Symrise AG	13,287	1,391,918
Wacker Chemie AG	34,414	4,721,370

Total Germany		338,489,481

Ireland - 2.7%
CRH PLC	579,542	31,930,166
Glanbia PLC	170,475	2,548,039
Kerry Group PLC, Class A(a)	39,292	3,831,505

Total Ireland		38,309,710

Italy - 2.4%
Brunello Cucinelli SpA(a)	15,304	1,345,751
Carel Industries SpA(b)	10,909	328,488
Davide Campari-Milano NV	168,798	2,336,974
DiaSorin SpA(a)	7,939	826,302
Ferrari NV(a)	43,229	14,125,275
Leonardo SpA	235,654	2,672,540
Moncler SpA	72,570	5,014,874
Prysmian SpA	95,975	4,008,251
Reply SpA	5,070	575,816
Salvatore Ferragamo SpA(a)	81,274	1,337,143
Webuild SpA	818,024	1,541,286

Total Italy		34,112,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2023

Investments	Shares	Value
Netherlands - 17.2%
Aegon NV(a)	2,112,991	$10,673,418
Arcadis NV	58,142	2,428,213
ASM International NV	9,964	4,221,647
ASML Holding NV	91,083	65,883,360
BE Semiconductor Industries NV	110,463	11,967,156
Corbion NV	23,141	551,896
Heineken Holding NV	131,072	11,389,918
Heineken NV(a)	313,670	32,229,722
IMCD NV(a)	15,661	2,250,247
JDE Peet’s NV(a)	275,517	8,194,060
Koninklijke Ahold Delhaize NV	799,555	27,268,560
Koninklijke Vopak NV	179,295	6,394,520
OCI NV*	736,708	17,658,358
SBM Offshore NV(a)	287,510	3,939,739
Signify NV(b)	142,760	3,998,134
Universal Music Group NV	809,126	17,964,100
Wolters Kluwer NV	132,504	16,812,550

Total Netherlands		243,825,598

Portugal - 0.1%
Altri SGPS SA(a)	199,382	905,343
Greenvolt-Energias Renovaveis SA*	1,875	12,508

Total Portugal		917,851

Spain - 11.9%
Acerinox SA	524,559	5,564,987
ACS Actividades de Construccion y Servicios SA(a)	726,766	25,507,656
Banco Bilbao Vizcaya Argentaria SA	7,852,154	60,241,053
Banco Santander SA	14,747,094	54,461,551
Cie Automotive SA	79,863	2,439,656
Ebro Foods SA(a)	97,436	1,717,852
Fluidra SA(a)	208,006	4,046,244
Mapfre SA(a)	6,004,766	11,916,636
Viscofan SA	45,735	3,158,474

Total Spain		169,054,109

Switzerland - 1.1%
DSM-Firmenich AG*	78,399	8,435,298
STMicroelectronics NV(a)	139,996	6,959,401

Total Switzerland		15,394,699

United Kingdom - 0.6%
CNH Industrial NV	652,596	9,401,728

United States - 6.5%
Stellantis NV	5,287,774	92,822,618

TOTAL COMMON STOCKS (Cost: $1,192,913,563)		1,423,802,533

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $36,203,864)	36,203,864	36,203,864

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $1,229,117,427)		1,460,006,397
Other Assets less Liabilities - (2.8)%		(39,285,743)

NET ASSETS - 100.0%		$1,420,720,654

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $74,823,200. The Fund also had securities on loan having a total market value of $36,582 that were sold and pending settlement. The total market value of the collateral held by the Fund was $78,714,965. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $42,511,101.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2023	108,152	EUR	118,051	USD	$—	$(57)
Barclays Bank PLC	7/6/2023	315,268,240	EUR	343,969,945	USD	4,065	—
Barclays Bank PLC	7/6/2023	349,331,415	USD	327,010,649	EUR	—	(7,454,174)
Barclays Bank PLC	8/3/2023	351,877,561	USD	322,074,995	EUR	—	(4,914)
Canadian Imperial Bank of Commerce	7/5/2023	663,605	USD	608,243	EUR	12	—
Citibank NA	7/6/2023	315,267,083	EUR	343,969,944	USD	2,804	—
Citibank NA	7/6/2023	349,331,415	USD	327,011,261	EUR	—	(7,454,841)
Citibank NA	8/3/2023	351,877,562	USD	322,071,164	EUR	—	(727)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2023

Goldman Sachs	7/6/2023	27,095,111	EUR	29,569,870	USD	—	(7,698)
JP Morgan Chase Bank NA	7/6/2023	315,268,240	EUR	343,969,945	USD	4,066	—
JP Morgan Chase Bank NA	8/3/2023	351,877,562	USD	322,073,522	EUR	—	(3,304)
Morgan Stanley & Co. International	7/6/2023	8,123,986	USD	7,549,548	EUR	—	(112,963)
Royal Bank of Canada	7/6/2023	315,282,688	EUR	343,969,944	USD	19,830	—
Royal Bank of Canada	7/6/2023	349,331,416	USD	327,012,181	EUR	—	(7,455,843)
Royal Bank of Canada	8/3/2023	351,877,562	USD	322,089,442	EUR	—	(20,697)
Standard Chartered Bank	7/6/2023	349,331,415	USD	327,012,792	EUR	—	(7,456,511)

						$30,777	$(29,971,729)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,423,802,533	$—	$—	$1,423,802,533
Investment of Cash Collateral for Securities Loaned	—	36,203,864	—	36,203,864

Total Investments in Securities	$1,423,802,533	$36,203,864	$—	$1,460,006,397

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$30,777	$—	$30,777
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(29,971,729)	$—	$(29,971,729)

Total - Net	$1,423,802,533	$6,262,912	$—	$1,430,065,445

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.2%

Austria - 6.7%
Andritz AG	11,960	$666,119
AT&S Austria Technologie & Systemtechnik AG	2,025	72,729
BAWAG Group AG*(a)	18,200	838,329
EVN AG	12,544	277,816
Oesterreichische Post AG	8,420	300,390
Porr AG	2,767	39,124
S IMMO AG*	4,758	63,330
Schoeller-Bleckmann Oilfield Equipment AG	505	29,256
Semperit AG Holding	1,820	41,499
Telekom Austria AG*	11,940	88,320
UNIQA Insurance Group AG	26,989	216,421
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,460	142,667
Voestalpine AG	21,468	770,570
Wienerberger AG	8,389	256,633

Total Austria		3,803,203

Belgium - 7.2%
Ackermans & van Haaren NV	1,467	241,355
Aedifica SA(b)	3,595	230,230
Barco NV	3,981	99,200
Bekaert SA	6,967	315,441
bpost SA	28,701	126,003
Cofinimmo SA(b)	7,055	529,554
Econocom Group SA/NV	3,164	9,165
Etablissements Franz Colruyt NV	13,718	511,101
Euronav NV	3,201	48,543
Fagron	2,723	45,810
Intervest Offices & Warehouses NV	2,844	42,943
Melexis NV	3,309	324,550
Proximus SADP	92,797	690,872
Recticel SA(b)	2,428	28,873
VGP NV(b)	4,237	413,720
Warehouses De Pauw CVA	13,310	364,773
Xior Student Housing NV	2,408	71,589

Total Belgium		4,093,722

Denmark - 0.1%
Cementir Holding NV	7,601	61,532

Finland - 9.2%
Cargotec Oyj, Class B	3,751	206,050
Caverion Oyj	8,658	80,573
Citycon Oyj*(b)	30,987	196,756
Harvia Oyj	1,864	46,977
Huhtamaki Oyj	6,444	211,334
Kemira Oyj	10,664	169,746
Kesko Oyj, Class B	33,632	632,946
Kojamo Oyj	14,909	140,211
Konecranes Oyj	9,916	398,657
Lassila & Tikanoja Oyj	3,478	37,831
Metsa Board Oyj, Class B(b)	28,926	213,334
Metso Oyj	56,276	678,131
Musti Group Oyj*	2,021	39,446
Orion Oyj, Class B	7,947	329,640
Outokumpu Oyj	38,804	207,527
Puuilo Oyj	11,407	90,102
Raisio Oyj, Class V	15,133	33,763
Rovio Entertainment Oyj(a)	3,845	38,299
Sanoma Oyj	4,083	29,578
Terveystalo Oyj(a)	11,231	101,210
TietoEVRY Oyj	15,136	417,458
Tokmanni Group Corp.	10,253	133,785
Uponor Oyj	7,835	244,814
Valmet Oyj	20,255	563,063

Total Finland		5,241,231

France - 17.0%
Alten SA*	824	129,723
Antin Infrastructure Partners SA	3,166	51,397
Arkema SA	6,120	576,218
Beneteau SA	5,365	90,608
Cie Plastic Omnium SA	6,665	116,999
Coface SA	26,787	368,815
Derichebourg SA	25,920	143,939
Elis SA	16,656	323,456
Eramet SA	3,756	342,781
Etablissements Maurel Et Prom SA	20,891	89,026
Eurazeo SE	5,357	376,677
Fnac Darty SA	3,534	132,247
Gaztransport Et Technigaz SA	3,637	370,013
Imerys SA	7,195	280,236
Interparfums SA	2,731	194,563
IPSOS	3,354	186,437
Klepierre SA	53,597	1,328,537
Lectra	1,573	46,851
LISI(b)	1,778	51,017
Maisons du Monde SA*(a)(b)	5,716	57,497
Neoen SA(a)	810	25,628
Nexans SA	1,709	147,950
Quadient SA	2,757	56,729
Rexel SA	45,327	1,118,105
Rothschild & Co.	2,168	110,104
Rubis SCA	19,369	469,966
Societe BIC SA	3,225	184,720
Sopra Steria Group SACA	1,043	208,010
SPIE SA	9,874	318,867
Technip Energies NV	14,045	323,471
Television Francaise 1(b)	31,509	216,399
Trigano SA	736	105,431
Valeo	10,900	233,438
Verallia SA(a)	9,477	355,469
Vicat SA	4,917	156,105
Wendel SE	3,621	371,348

Total France		9,658,777

Germany - 13.4%
7C Solarparken AG	7,279	29,582
AIXTRON SE	2,617	88,767
alstria office REIT AG	3,791	20,721
AURELIUS Equity Opportunities SE & Co. KGaA*	4,366	85,025
Aurubis AG	2,550	218,502
BayWa AG	1,860	76,605
Bechtle AG	4,118	163,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2023

Investments	Shares	Value
Bilfinger SE	3,522	$136,870
CompuGroup Medical SE & Co. KGaA	1,609	79,134
CropEnergies AG	5,871	64,181
Dermapharm Holding SE	6,488	320,652
Deutz AG	11,464	67,351
Duerr AG	2,981	96,397
Energiekontor AG	497	38,010
Fielmann AG	6,021	320,563
Freenet AG	21,655	542,917
GEA Group AG	9,909	414,159
Gerresheimer AG	1,450	163,099
Hamborner REIT AG	8,031	55,988
Hamburger Hafen und Logistik AG	6,589	81,663
Hensoldt AG	2,518	82,634
Hochtief AG	6,158	532,096
Hornbach Holding AG & Co. KGaA	1,282	101,053
HUGO BOSS AG	3,381	263,888
Indus Holding AG	2,714	76,393
Instone Real Estate Group SE(a)	9,097	54,487
JOST Werke SE(a)	928	50,217
K & S AG, Registered Shares	5,819	101,291
Kloeckner & Co. SE	27,773	270,279
Krones AG	1,570	190,300
Mutares SE & Co. KGaA*	2,540	69,556
Rheinmetall AG	1,993	545,330
SAF-Holland SE	5,204	72,673
Salzgitter AG	4,465	161,435
Scout24 SE(a)	2,862	181,352
Siltronic AG	3,076	234,914
Sixt SE	2,733	327,093
Stroeer SE & Co. KGaA*	6,103	296,298
Suedzucker AG	22,078	393,342
Synlab AG	13,702	135,287
United Internet AG, Registered Shares	11,692	164,552
Varta AG*(b)	7,786	159,315
VERBIO Vereinigte BioEnergie AG	337	13,549
Wacker Neuson SE	4,473	108,337

Total Germany		7,649,033

Ireland - 0.7%
Cairn Homes PLC	73,764	93,353
Glanbia PLC	17,306	258,668
Origin Enterprises PLC	11,578	42,126

Total Ireland		394,147

Italy - 19.5%
A2A SpA	519,467	948,154
ACEA SpA	12,379	161,796
Alerion Cleanpower SpA	2,235	69,738
Anima Holding SpA(a)	66,305	246,531
Ariston Holding NV	3,964	41,863
Arnoldo Mondadori Editore SpA	23,816	52,097
Azimut Holding SpA	24,937	537,460
Banca Generali SpA	16,890	580,450
Banca Mediolanum SpA	86,214	779,001
Banca Popolare di Sondrio SpA	49,841	207,501
Banco BPM SpA	217,379	1,007,932
BPER Banca	105,895	321,409
Brembo SpA	18,526	274,477
Brunello Cucinelli SpA	1,549	136,211
Buzzi SpA	10,377	259,711
Cairo Communication SpA	25,530	46,014
Carel Industries SpA(a)	1,549	46,643
Credito Emiliano SpA	17,019	132,388
Danieli & C. Officine Meccaniche SpA(b)	2,657	63,628
De’ Longhi SpA	14,544	317,668
El.En. SpA(b)	2,615	31,354
Enav SpA(a)	31,044	132,292
ERG SpA	14,596	429,636
Esprinet SpA	7,820	47,436
Hera SpA	173,931	516,523
Immobiliare Grande Distribuzione SIIQ SpA(b)	24,801	65,480
Interpump Group SpA	1,626	90,259
Iren SpA	201,164	373,319
Italgas SpA(b)	158,399	937,513
Italian Sea Group SpA(b)	3,283	28,081
Leonardo SpA	23,719	268,996
Maire Tecnimont SpA	43,660	168,621
MARR SpA	6,670	102,314
OVS SpA(a)	13,389	37,103
Piaggio & C. SpA	38,270	158,660
RAI Way SpA(a)	18,243	109,666
Reply SpA	552	62,692
Salcef Group SpA(b)	3,880	97,361
Salvatore Ferragamo SpA(b)	8,292	136,422
Sanlorenzo SpA	1,481	63,661
SOL SpA	2,299	66,342
Technogym SpA(a)	10,537	97,485
Unieuro SpA(a)(b)	4,835	52,222
Unipol Gruppo SpA	105,281	561,788
Webuild SpA	84,905	159,974
Zignago Vetro SpA	5,916	100,817

Total Italy		11,126,689

Netherlands - 8.6%
Aalberts NV	6,846	287,780
AMG Critical Materials NV	1,534	79,479
Arcadis NV	6,094	254,507
ASR Nederland NV	27,209	1,224,211
BE Semiconductor Industries NV(b)	11,223	1,215,859
Corbion NV	2,801	66,802
ForFarmers NV(b)	17,529	52,591
Heijmans NV, CVA	7,067	83,577
Koninklijke Vopak NV	18,211	649,492
Ordina NV	12,976	80,269
SBM Offshore NV	30,552	418,653
Signify NV(a)	14,879	416,701
Sligro Food Group NV	2,520	43,329

Total Netherlands		4,873,250

Portugal - 2.4%
Altri SGPS SA(b)	19,327	87,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2023

Investments	Shares	Value
Banco Comercial Portugues SA, Class R*	227,633	$54,537
Corticeira Amorim SGPS SA	6,789	71,624
CTT - Correios de Portugal SA	13,027	49,530
Mota-Engil SGPS SA	29,609	72,521
Navigator Co. SA(b)	79,750	270,071
NOS SGPS SA	77,668	275,900
REN - Redes Energeticas Nacionais SGPS SA	101,979	277,591
Sonae SGPS SA	238,754	234,693

Total Portugal		1,394,226

Spain - 15.4%
Acerinox SA	53,243	564,849
Almirall SA(b)	7,662	63,321
Applus Services SA	8,074	86,898
Banco de Sabadell SA	476,987	548,494
Bankinter SA	119,854	736,183
Cia de Distribucion Integral Logista Holdings SA	26,115	703,170
Cie Automotive SA(b)	7,895	241,177
Construcciones y Auxiliar de Ferrocarriles SA	3,123	104,771
Ebro Foods SA	4,931	86,936
Enagas SA(b)	64,794	1,272,425
Ence Energia y Celulosa SA(b)	42,203	132,882
Ercros SA(b)	7,471	26,001
Faes Farma SA	33,117	114,896
Fluidra SA(b)	22,003	428,014
Gestamp Automocion SA(a)	29,374	138,123
Global Dominion Access SA(a)	9,010	38,582
Grupo Catalana Occidente SA	2,735	83,996
Indra Sistemas SA(b)	6,629	83,749
Inmobiliaria Colonial Socimi SA(b)	53,470	323,472
Laboratorios Farmaceuticos Rovi SA(b)	3,585	165,602
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	84,881	76,399
Mapfre SA	435,501	864,265
Merlin Properties Socimi SA	110,349	943,864
Neinor Homes SA*(a)	8,441	85,000
Pharma Mar SA	423	14,057
Prosegur Cash SA(a)	42,129	27,302
Prosegur Cia de Seguridad SA	42,405	75,318
Sacyr SA	68,815	234,841
Talgo SA*(a)(b)	9,404	34,370
Unicaja Banco SA(a)(b)	169,583	178,170
Viscofan SA	4,256	293,921

Total Spain		8,771,048

TOTAL COMMON STOCKS (Cost: $56,748,074)		57,066,858

RIGHTS - 0.0%

Spain - 0.0%
Sacyr SA, expiring 7/4/23*(b) (Cost: $5,870)	68,885	6,170

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%

United States - 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $4,440,277)	4,440,277	4,440,277

TOTAL INVESTMENTS IN SECURITIES - 108.0% (Cost: $61,194,221)		61,513,305
Other Assets less Liabilities - (8.0)%		(4,569,273)

NET ASSETS - 100.0%		$56,944,032

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,451,027 and the total market value of the collateral held by the Fund was $6,775,563. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,335,286.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	7/6/2023	12,809,955	EUR	13,976,161	USD	$165	$—
Barclays Bank PLC	7/6/2023	12,226,867	USD	11,445,623	EUR	—	(260,902)
Barclays Bank PLC	7/6/2023	1,686,464	USD	1,571,819	EUR	—	(28,472)
Barclays Bank PLC	7/6/2023	1,686,464	USD	1,574,976	EUR	—	(31,917)
Barclays Bank PLC	8/3/2023	14,108,491	USD	12,913,561	EUR	—	(197)
Citibank NA	7/6/2023	12,809,910	EUR	13,976,163	USD	114	—
Citibank NA	7/6/2023	12,226,867	USD	11,445,645	EUR	—	(260,925)
Citibank NA	8/3/2023	14,108,492	USD	12,913,408	EUR	—	(29)
Goldman Sachs	7/6/2023	1,315,029	EUR	1,435,139	USD	—	(374)
Goldman Sachs	7/6/2023	3,372,929	USD	3,139,317	EUR	—	(52,228)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2023

Goldman Sachs	7/6/2023	1,686,464	USD	1,545,321	EUR	439	—
JP Morgan Chase Bank NA	7/6/2023	12,809,957	EUR	13,976,163	USD	165	—
JP Morgan Chase Bank NA	8/3/2023	14,108,492	USD	12,913,502	EUR	—	(132)
Royal Bank of Canada	7/5/2023	26,477	USD	24,260	EUR	10	—
Royal Bank of Canada	7/6/2023	12,810,544	EUR	13,976,163	USD	806	—
Royal Bank of Canada	7/6/2023	12,226,867	USD	11,445,677	EUR	—	(260,960)
Royal Bank of Canada	8/3/2023	14,108,492	USD	12,914,141	EUR	—	(830)
Standard Chartered Bank	7/6/2023	12,226,867	USD	11,445,698	EUR	—	(260,984)

						$1,699	$(1,157,950)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$57,066,858	$—	$—	$57,066,858
Rights	6,170	—	—	6,170
Investment of Cash Collateral for Securities Loaned	—	4,440,277	—	4,440,277

Total Investments in Securities	$57,073,028	$4,440,277	$—	$61,513,305

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,699	$—	$1,699
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,157,950)	$—	$(1,157,950)

Total - Net	$57,073,028	$3,284,026	$—	$60,357,054

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 0.3%
EVN AG	2,958	$65,512
Oesterreichische Post AG	2,337	83,374
Verbund AG	1,152	92,314

Total Austria		241,200

Belgium - 0.8%
D’ieteren Group	363	64,118
Etablissements Franz Colruyt NV	2,156	80,328
Melexis NV	781	76,601
UCB SA	1,499	132,795
VGP NV	1,028	100,379
Warehouses De Pauw CVA	3,250	89,069

Total Belgium		543,290

China - 0.4%
Prosus NV*	3,487	255,308

Denmark - 3.5%
Alm Brand A/S	26,705	41,790
Chr Hansen Holding A/S	1,057	73,349
Coloplast A/S, Class B	1,893	236,651
Dfds A/S	1,184	43,093
FLSmidth & Co. A/S	173	8,370
Novo Nordisk A/S, Class B	10,135	1,632,625
Novozymes A/S, Class B	1,601	74,574
Pandora A/S	2,012	179,595
Royal Unibrew A/S	660	58,990
Scandinavian Tobacco Group A/S, Class A(a)	2,256	37,518
SimCorp A/S	385	40,786

Total Denmark		2,427,341

Finland - 2.6%
Elisa Oyj	3,795	202,628
Fortum Oyj	35,167	470,574
Kone Oyj, Class B	9,760	509,302
Konecranes Oyj	2,533	101,835
Metso Oyj	13,739	165,556
Neste Oyj	6,571	252,778
Sanoma Oyj	3,393	24,580
Valmet Oyj	4,732	131,543

Total Finland		1,858,796

France - 23.3%
Air Liquide SA	5,208	932,973
Airbus SE	5,666	818,198
BioMerieux	518	54,321
Bollore SE	18,572	115,696
Bouygues SA	12,056	404,589
Bureau Veritas SA	4,823	132,179
Capgemini SE	1,204	227,969
Carrefour SA(b)	8,810	166,811
Danone SA	9,581	586,824
Dassault Aviation SA	737	147,466
Dassault Systemes SE	3,284	145,553
Eurazeo SE	1,326	93,238
Gaztransport Et Technigaz SA	598	60,838
Hermes International	315	683,894
Kering SA	1,573	867,682
L’Oreal SA	2,825	1,316,355
La Francaise des Jeux SAEM(a)	3,540	139,192
LVMH Moet Hennessy Louis Vuitton SE	4,588	4,319,755
Metropole Television SA	6,052	85,703
Remy Cointreau SA	270	43,287
Rubis SCA	4,505	109,309
Sanofi	20,967	2,246,325
Sartorius Stedim Biotech	152	37,926
Schneider Electric SE	6,221	1,129,783
Societe BIC SA	752	43,073
Sodexo SA	1,038	114,208
Sopra Steria Group SACA	298	59,432
Teleperformance	321	53,740
Thales SA	2,396	358,646
Veolia Environnement SA	15,256	481,852
Verallia SA(a)	2,289	85,857
Vivendi SE	16,212	148,679
Wendel SE	854	87,581

Total France		16,298,934

Georgia - 0.1%
Bank of Georgia Group PLC	1,636	60,838

Germany - 10.4%
adidas AG	3,293	638,704
AIXTRON SE	244	8,276
Bechtle AG	847	33,562
Beiersdorf AG	718	94,980
Bilfinger SE	215	8,355
Carl Zeiss Meditec AG, Bearer Shares	317	34,253
Deutsche Telekom AG, Registered Shares	87,218	1,900,814
Fielmann AG	1,974	105,097
Gerresheimer AG	114	12,823
Hannover Rueck SE	2,125	450,576
Hella GmbH & Co. KGaA	509	40,039
Henkel AG & Co. KGaA	2,987	210,194
HUGO BOSS AG	290	22,635
MTU Aero Engines AG	365	94,536
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,911	1,091,240
Nemetschek SE	233	17,448
Puma SE	1,387	83,409
Rheinmetall AG	457	125,046
SAP SE	12,155	1,659,495
Scout24 SE(a)	772	48,918
Siemens Healthineers AG(a)	8,392	474,813
Stroeer SE & Co. KGaA*	1,478	71,756
Symrise AG	701	73,435

Total Germany		7,300,404

Ireland - 0.2%
Glanbia PLC	3,008	44,960
Kerry Group PLC, Class A	698	68,064

Total Ireland		113,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2023

Investments	Shares	Value
Israel - 0.1%
Plus500 Ltd.	2,965	$55,224

Italy - 2.4%
Azimut Holding SpA(b)	6,265	135,028
Banca Generali SpA(b)	4,094	140,696
Banca Mediolanum SpA	24,271	219,305
BPER Banca	25,480	77,336
Buzzi SpA(b)	2,798	70,027
Davide Campari-Milano NV	1,057	14,634
De’ Longhi SpA	3,582	78,237
Enav SpA(a)(b)	8,803	37,514
Ferrari NV	719	234,937
FinecoBank Banca Fineco SpA(b)	9,289	124,804
Italgas SpA(b)	24,258	143,575
Leonardo SpA	5,538	62,806
Moncler SpA	1,916	132,403
RAI Way SpA(a)	8,466	50,893
Recordati Industria Chimica e Farmaceutica SpA	2,686	128,206

Total Italy		1,650,401

Netherlands - 6.1%
Aegon NV	48,617	245,580
ASM International NV	238	100,838
ASML Holding NV	2,098	1,517,553
BE Semiconductor Industries NV	2,595	281,133
Euronext NV(a)	1,610	109,431
Ferrovial SE	9,524	301,018
Heineken Holding NV	2,357	204,819
Heineken NV(b)	3,407	350,071
Koninklijke KPN NV	106,194	378,739
SBM Offshore NV	6,736	92,303
Universal Music Group NV	18,607	413,110
Wolters Kluwer NV	2,020	256,304

Total Netherlands		4,250,899

Norway - 0.6%
Austevoll Seafood ASA	4,786	33,124
Gjensidige Forsikring ASA	10,088	161,769
Kongsberg Gruppen ASA	1,124	51,219
Leroy Seafood Group ASA	12,014	45,663
Salmar ASA(b)	2,778	112,250
TOMRA Systems ASA	446	7,181

Total Norway		411,206

Portugal - 0.3%
Jeronimo Martins SGPS SA	8,443	232,494

Spain - 3.6%
Cie Automotive SA	2,063	63,021
Industria de Diseno Textil SA	61,022	2,360,750
Laboratorios Farmaceuticos Rovi SA(b)	672	31,042
Unicaja Banco SA(a)	43,477	45,678
Viscofan SA	656	45,304

Total Spain		2,545,795

Sweden - 5.3%
Alfa Laval AB	4,824	175,519
Assa Abloy AB, Class B	9,695	232,472
Atlas Copco AB, Class A	25,307	364,096
Atlas Copco AB, Class B	15,324	190,463
Avanza Bank Holding AB	3,618	73,524
Axfood AB	2,625	55,459
Bilia AB, Class A	3,393	35,308
Elekta AB, Class B	7,156	55,214
Epiroc AB, Class A	6,122	115,567
Epiroc AB, Class B	5,080	81,976
Essity AB, Class B	7,253	192,786
Evolution AB(a)	1,662	210,156
Hexagon AB, Class B	14,812	182,042
Hexpol AB	10,364	109,672
Husqvarna AB, Class B	11,622	105,059
Indutrade AB	2,655	59,706
Investment AB Latour, Class B	5,793	114,666
Lifco AB, Class B	935	20,282
Loomis AB	1,512	44,039
Mycronic AB	332	8,207
Nibe Industrier AB, Class B	5,235	49,630
Nordnet AB publ	5,497	73,437
Saab AB, Class B	899	48,540
Sagax AB, Class B	1,845	36,383
Sandvik AB	16,669	324,389
Securitas AB, Class B(b)	11,996	98,244
SKF AB, Class B	9,449	164,113
Sweco AB, Class B	4,765	52,364
Telefonaktiebolaget LM Ericsson, Class B	64,585	349,255
Thule Group AB(a)(b)	3,316	97,350

Total Sweden		3,719,918

Switzerland - 21.0%
ABB Ltd., Registered Shares	30,019	1,180,426
BKW AG	691	122,034
Clariant AG, Registered Shares*	4,003	57,809
Coca-Cola HBC AG*	4,145	123,576
DKSH Holding AG	1,010	75,130
Galenica AG(a)	715	57,742
Geberit AG, Registered Shares	481	251,669
Georg Fischer AG, Registered Shares	953	71,530
Givaudan SA, Registered Shares	101	334,729
Landis & Gyr Group AG*	680	58,374
Logitech International SA, Registered Shares	1,643	97,774
Lonza Group AG, Registered Shares	203	121,031
Nestle SA, Registered Shares	20,762	2,497,056
Novartis AG, Registered Shares	33,344	3,354,340
Partners Group Holding AG	489	460,004
Roche Holding AG	6,732	2,058,014
Roche Holding AG, Bearer Shares	875	287,151
Schindler Holding AG, Participation Certificate	446	104,539
Schindler Holding AG, Registered Shares	979	219,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2023

Investments	Shares	Value
SFS Group AG	568	$74,789
SGS SA, Registered Shares	3,500	330,811
SIG Group AG*	4,704	129,765
Sika AG, Registered Shares	1,013	289,526
Sonova Holding AG, Registered Shares	493	131,261
Stadler Rail AG(b)	1,637	63,969
Straumann Holding AG, Registered Shares	523	84,853
Sulzer AG, Registered Shares	1,000	85,955
Temenos AG, Registered Shares	690	54,867
VAT Group AG(a)	381	157,570
Zurich Insurance Group AG	3,772	1,791,452

Total Switzerland		14,727,697

United Kingdom - 15.6%
Airtel Africa PLC(a)	70,269	96,305
Ashtead Group PLC	3,604	249,441
Auto Trader Group PLC(a)	7,878	61,136
BAE Systems PLC	50,014	589,436
Beazley PLC	6,702	50,186
British American Tobacco PLC	56,454	1,871,836
Britvic PLC	2,010	21,874
Burberry Group PLC	5,069	136,623
CNH Industrial NV	15,184	218,751
Compass Group PLC	11,750	328,943
Computacenter PLC	2,279	66,351
Croda International PLC	1,014	72,528
Dechra Pharmaceuticals PLC	578	27,086
Diageo PLC	17,088	734,082
Diploma PLC	1,522	57,740
Drax Group PLC	8,440	62,235
Dunelm Group PLC	4,999	71,245
Fresnillo PLC	12,893	100,021
Games Workshop Group PLC	829	115,091
Greggs PLC	1,637	53,154
Halma PLC	1,909	55,263
Hargreaves Lansdown PLC	10,911	113,138
Howden Joinery Group PLC	10,811	88,295
IMI PLC	3,114	64,927
Imperial Brands PLC	24,378	538,813
Intertek Group PLC	2,170	117,664
Investec PLC	20,153	112,940
ITV PLC	146,211	126,960
Next PLC	2,444	214,396
Ninety One PLC(b)	26,691	57,008
Pagegroup PLC	16,941	86,496
Pearson PLC	8,165	85,328
Pets at Home Group PLC	11,061	52,959
Reckitt Benckiser Group PLC	7,745	582,132
RELX PLC	21,843	727,855
Rentokil Initial PLC	13,430	105,007
Rightmove PLC	7,306	48,597
Rotork PLC	11,074	42,913
RS Group PLC	4,520	43,685
Sage Group PLC	14,218	167,167
Segro PLC	18,346	167,188
Smith & Nephew PLC	12,140	195,706
Spectris PLC	1,633	74,636
Spirax-Sarco Engineering PLC	507	66,810
Tate & Lyle PLC	5,814	53,663
TBC Bank Group PLC	2,276	71,472
Unilever PLC	36,268	1,889,331
Victrex PLC	1,204	21,307

Total United Kingdom		10,955,720

United States - 2.8%
GSK PLC	109,301	1,929,875

TOTAL COMMON STOCKS (Cost: $61,836,636)		69,578,364

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $924,102)	924,102	924,102

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $62,760,738)		70,502,466
Other Assets less Liabilities - (0.7)%		(471,094)

NET ASSETS - 100.0%		$70,031,372

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $931,631 and the total market value of the collateral held by the Fund was $979,969. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,867.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/3/2023	4,959	EUR	5,414	USD	$—	$(3)
JP Morgan Chase Bank NA	7/5/2023	8,111	USD	6,379	GBP	2	—

						$2	$(3)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$69,578,364	$—	$—	$69,578,364
Investment of Cash Collateral for Securities Loaned	—	924,102	—	924,102

Total Investments in Securities	$69,578,364	$924,102	$—	$70,502,466

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2	$—	$2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3)	$—	$(3)

Total - Net	$69,578,364	$924,101	$—	$70,502,465

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 98.8%

Austria - 0.8%
AT&S Austria Technologie & Systemtechnik AG	20,686	$742,953
S IMMO AG*	29,987	399,133
Schoeller-Bleckmann Oilfield Equipment AG	5,268	305,186
Semperit AG Holding	9,114	207,817

Total Austria		1,655,089

Belgium - 1.7%
Bekaert SA	41,591	1,883,095
Deceuninck NV	65,173	162,117
Fagron	25,404	427,377
Recticel SA(a)	23,074	274,394
Xior Student Housing NV(a)	24,989	742,917

Total Belgium		3,489,900

Denmark - 6.4%
Cementir Holding NV	39,675	321,178
Chemometec A/S*	2,103	143,593
D/S Norden A/S	60,763	3,030,649
Dfds A/S	37,482	1,364,210
FLSmidth & Co. A/S	18,228	881,907
Matas A/S	23,134	341,001
Per Aarsleff Holding A/S	11,519	566,258
Scandinavian Tobacco Group A/S, Class A(b)	79,788	1,326,906
Schouw & Co. A/S	9,833	776,572
Spar Nord Bank A/S	87,160	1,362,663
Sydbank A/S	62,605	2,891,360

Total Denmark		13,006,297

Finland - 6.5%
Aktia Bank Oyj	19,257	195,387
Caverion Oyj	43,104	401,136
Citycon Oyj*(a)	159,435	1,012,352
Harvia Oyj	16,598	418,305
Kamux Corp.(a)	39,089	231,568
Kemira Oyj	51,707	823,056
Konecranes Oyj	80,767	3,247,105
Lassila & Tikanoja Oyj(a)	11,595	126,122
Marimekko Oyj	29,551	293,063
Musti Group Oyj*	17,644	344,376
Outokumpu Oyj	382,851	2,047,519
Puuilo Oyj	81,682	645,193
Rovio Entertainment Oyj(b)	36,682	365,383
Terveystalo Oyj(b)	53,771	484,566
Tokmanni Group Corp.(a)	97,985	1,278,544
Uponor Oyj	41,615	1,300,313

Total Finland		13,213,988

France - 4.4%
Beneteau SA(a)	36,713	620,034
Coface SA(a)	130,071	1,790,873
Derichebourg SA(a)	181,702	1,009,026
Etablissements Maurel Et Prom SA(a)	209,012	890,694
Fnac Darty SA(a)	37,034	1,385,861
Lectra(a)	11,598	345,438
LISI	12,630	362,397
Maisons du Monde SA*(a)(b)	55,086	554,111
Mersen SA(a)	11,778	533,267
Quadient SA	25,465	523,975
Television Francaise 1(a)	149,301	1,025,376

Total France		9,041,052

Georgia - 0.9%
Bank of Georgia Group PLC	50,570	1,880,547

Germany - 8.0%
7C Solarparken AG	65,605	266,617
AURELIUS Equity Opportunities SE & Co. KGaA*	31,785	618,992
BayWa AG	11,034	454,438
Bilfinger SE	27,710	1,076,850
Cliq Digital AG	8,917	242,238
CropEnergies AG	49,941	545,946
Deutz AG	85,611	502,968
Duerr AG	23,835	770,758
Energiekontor AG	3,845	294,062
Gerresheimer AG	14,502	1,631,216
GFT Technologies SE	5,722	161,062
Hamborner REIT AG	34,210	238,495
Hamburger Hafen und Logistik AG	32,399	401,546
Hornbach Holding AG & Co. KGaA	12,025	947,868
Instone Real Estate Group SE(b)	64,063	383,711
Jenoptik AG	13,860	475,413
JOST Werke SE(b)	7,115	385,018
Kloeckner & Co. SE	214,041	2,082,988
Mutares SE & Co. KGaA*	13,788	377,572
SAF-Holland SE	50,108	699,748
Salzgitter AG	44,395	1,605,135
Varta AG*(a)	64,228	1,314,215
Wacker Neuson SE	21,396	518,216
Wuestenrot & Wuerttembergische AG	13,852	236,965

Total Germany		16,232,037

Ireland - 0.3%
Kenmare Resources PLC	56,537	321,296
Origin Enterprises PLC	57,649	209,755

Total Ireland		531,051

Italy - 6.3%
Alerion Cleanpower SpA	21,665	676,005
Anima Holding SpA(a)(b)	397,077	1,476,384
Ariston Holding NV	37,954	400,828
Banca Popolare di Sondrio SpA	228,652	951,937
Cairo Communication SpA(a)	128,013	230,722
Danieli & C. Officine Meccaniche SpA(a)	7,900	189,185
Danieli & C. Officine Meccaniche SpA, RSP	17,649	323,870
El.En. SpA(a)	26,483	317,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2023

Investments	Shares	Value
Esprinet SpA(a)	77,427	$469,669
Maire Tecnimont SpA(a)	295,680	1,141,958
MARR SpA	38,309	587,640
OVS SpA(b)	127,085	352,170
Piaggio & C. SpA	188,449	781,272
RAI Way SpA(b)	86,885	522,301
Salcef Group SpA(a)	23,964	601,329
Sanlorenzo SpA	13,792	592,855
SOL SpA	12,822	370,004
Technogym SpA(b)	104,391	965,792
Unieuro SpA(a)(b)	36,756	396,998
Webuild SpA(a)	537,219	1,012,205
Zignago Vetro SpA(a)	33,307	567,599

Total Italy		12,928,257

Netherlands - 2.6%
AMG Critical Materials NV	15,582	807,328
Brunel International NV	21,627	281,725
Corbion NV(a)	26,856	640,496
ForFarmers NV(a)	110,043	330,157
Heijmans NV, CVA	43,156	510,382
Ordina NV	126,028	779,606
RHI Magnesita NV	46,326	1,561,938
Sligro Food Group NV	20,752	356,813

Total Netherlands		5,268,445

Norway - 5.9%
ABG Sundal Collier Holding ASA	272,130	132,337
Atea ASA*	40,755	593,433
Austevoll Seafood ASA	175,173	1,212,397
Bonheur ASA	10,955	265,860
Borregaard ASA	41,224	611,037
DNO ASA(a)	1,109,115	978,824
Europris ASA(b)	150,385	1,005,042
Grieg Seafood ASA(a)	110,829	694,133
Kid ASA(a)(b)	15,803	111,219
MPC Container Ships ASA	1,507,719	2,576,768
OKEA ASA	156,651	449,181
SpareBank 1 Nord Norge	70,226	636,478
SpareBank 1 SMN	77,124	1,015,021
Sparebanken Vest	33,197	319,156
TGS ASA	87,817	1,309,031

Total Norway		11,909,917

Portugal - 1.9%
Altri SGPS SA(a)	188,190	854,522
Corticeira Amorim SGPS SA	35,581	375,379
CTT - Correios de Portugal SA	109,069	414,695
Mota-Engil SGPS SA	248,212	607,945
Sonae SGPS SA	1,692,193	1,663,411

Total Portugal		3,915,952

Spain - 3.8%
Applus Services SA	65,836	708,574
Construcciones y Auxiliar de Ferrocarriles SA(a)	24,573	824,381
Ence Energia y Celulosa SA(a)	372,725	1,173,572
Ercros SA(a)	71,833	250,000
Faes Farma SA	169,052	586,506
Global Dominion Access SA(b)	58,840	251,963
Indra Sistemas SA(a)	65,380	825,997
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	438,025	394,255
Neinor Homes SA*(b)	46,412	467,366
Pharma Mar SA	4,054	134,722
Sacyr SA(a)	571,871	1,951,595
Talgo SA*(a)(b)	62,163	227,197

Total Spain		7,796,128

Sweden - 15.3%
AcadeMedia AB(b)	85,214	397,223
AddLife AB, Class B	40,730	458,912
AddNode Group AB(a)	25,789	199,363
AFRY AB	69,741	1,027,910
Akelius Residential Property AB, Class D(a)	134,996	265,694
Ambea AB(b)	60,535	196,603
Beijer Alma AB	15,361	320,693
Betsson AB, Class B*	126,007	1,339,247
Bilia AB, Class A	52,077	541,921
BioGaia AB, Class B	18,872	202,675
Biotage AB	10,729	133,302
Bufab AB	11,672	398,529
Catena AB	20,799	760,227
Clas Ohlson AB, Class B(a)	118,321	886,205
Cloetta AB, Class B	345,470	627,208
Coor Service Management Holding AB(b)	61,375	300,588
Corem Property Group AB, Class B(a)	1,065,225	499,511
Dios Fastigheter AB	133,792	852,821
Electrolux Professional AB, Class B	59,596	322,773
Ferronordic AB	12,821	88,787
G5 Entertainment AB(a)	6,791	125,430
GARO AB	9,762	56,803
Granges AB	73,582	700,989
HMS Networks AB	10,765	526,226
Instalco AB(a)	72,793	362,910
Inwido AB	67,833	616,390
JM AB	124,790	1,660,200
KNOW IT AB	13,029	210,369
Lagercrantz Group AB, Class B	62,145	799,733
Lindab International AB	47,383	672,933
Medicover AB, Class B	15,209	230,501
MEKO AB	36,753	379,055
MIPS AB	8,027	396,991
Munters Group AB(a)(b)	34,862	394,732
Mycronic AB	32,423	801,472
NCC AB, Class B(a)	111,752	975,126
New Wave Group AB, Class B(a)	54,103	475,047
Nolato AB, Class B	151,751	712,301
Nordic Waterproofing Holding AB(a)	16,567	211,357
Paradox Interactive AB	12,873	324,408
Peab AB, Class B	326,448	1,294,755
Platzer Fastigheter Holding AB, Class B	29,263	216,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2023

Investments	Shares	Value
Ratos AB, Class B	147,486	$412,638
Rvrc Holding AB(a)	68,181	209,694
Sagax AB, Class D(a)	191,860	463,606
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	442,938	181,993
Skandinaviska Enskilda Banken AB, Class C(a)	20,830	242,987
SkiStar AB(a)	24,622	263,059
SSAB AB, Class A	920,991	6,533,133
Svenska Handelsbanken AB, Class B(a)	34,533	344,010
Troax Group AB	21,017	414,063
Vitec Software Group AB, Class B	3,754	188,373

Total Sweden		31,217,942

Switzerland - 4.2%
Arbonia AG	31,225	353,207
Ascom Holding AG, Registered Shares	27,273	332,891
Comet Holding AG, Registered Shares	3,777	964,251
Huber + Suhner AG, Registered Shares	12,806	1,056,372
Landis & Gyr Group AG*(a)	24,457	2,099,478
Medmix AG(b)	25,175	665,499
Mobilezone Holding AG, Registered Shares	70,099	1,075,011
Swissquote Group Holding SA, Registered Shares	6,205	1,287,954
u-blox Holding AG*	2,746	301,104
Zehnder Group AG	5,901	477,541

Total Switzerland		8,613,308

United Kingdom - 29.7%
AG Barr PLC	78,234	467,475
AJ Bell PLC	156,782	639,833
Alliance Pharma PLC(a)	249,670	158,233
Ashmore Group PLC	645,926	1,708,093
Bloomsbury Publishing PLC	58,084	321,965
Bodycote PLC	108,528	884,434
Bytes Technology Group PLC	87,408	586,191
Central Asia Metals PLC	163,162	373,800
Chemring Group PLC	113,151	407,109
Chesnara PLC	77,879	267,826
Clarkson PLC	13,565	510,478
Close Brothers Group PLC	149,307	1,673,277
CLS Holdings PLC	402,596	692,009
CMC Markets PLC(b)	248,111	485,141
Coats Group PLC	839,948	743,236
Concentric AB	9,978	189,836
Craneware PLC(a)	10,546	183,015
Cranswick PLC	37,781	1,559,148
Crest Nicholson Holdings PLC	314,367	752,980
Currys PLC	919,732	612,130
DFS Furniture PLC	311,492	427,697
DiscoverIE Group PLC	24,522	261,879
Diversified Energy Co. PLC	1,771,101	1,990,494
Domino’s Pizza Group PLC	336,401	1,180,407
EMIS Group PLC	21,860	380,747
Empiric Student Property PLC	599,556	641,811
Essentra PLC	144,772	298,539
FDM Group Holdings PLC	58,592	417,894
Fevertree Drinks PLC	33,391	517,486
Firstgroup PLC	175,249	325,069
Forterra PLC(b)	321,963	661,474
Gamma Communications PLC	22,341	324,365
Genuit Group PLC	141,998	529,853
Great Portland Estates PLC	106,085	559,716
Halfords Group PLC	188,176	515,796
Hammerson PLC(a)	1,630,258	516,085
Helical PLC	48,929	161,735
Hill & Smith PLC	44,376	847,390
Hilton Food Group PLC	59,373	471,020
Hollywood Bowl Group PLC	75,051	238,063
Hunting PLC	96,747	245,261
I3 Energy PLC(a)	1,342,355	236,535
Ibstock PLC(b)	569,002	1,012,038
Impax Asset Management Group PLC	73,702	533,159
IntegraFin Holdings PLC	237,926	716,895
Jadestone Energy PLC	309,056	137,521
James Halstead PLC(a)	93,391	250,526
Keller Group PLC	32,072	285,423
Learning Technologies Group PLC	137,457	144,436
Liontrust Asset Management PLC	103,153	938,988
Lok’nStore Group PLC(a)	17,475	183,067
Mitie Group PLC	537,993	659,355
MJ Gleeson PLC(a)	37,527	178,435
Moneysupermarket.com Group PLC	595,013	2,048,521
Morgan Advanced Materials PLC	181,091	631,982
Morgan Sindall Group PLC	41,091	956,012
Mortgage Advice Bureau Holdings Ltd.(a)	12,505	93,800
NCC Group PLC	115,196	141,621
Next 15 Group PLC	23,514	202,984
Ninety One PLC(a)	655,117	1,399,244
Oxford Instruments PLC	9,812	340,554
Pagegroup PLC	425,609	2,173,051
Pan African Resources PLC	1,716,526	273,225
PayPoint PLC	53,685	329,318
Pets at Home Group PLC	357,938	1,713,774
Premier Foods PLC	210,404	340,792
PZ Cussons PLC	233,093	480,076
Quilter PLC(b)	1,465,425	1,475,551
Redde Northgate PLC	234,419	1,117,608
Redrow PLC	455,907	2,556,114
Restore PLC(a)	51,053	151,881
RWS Holdings PLC	224,566	672,072
Savills PLC	102,761	1,111,791
Serica Energy PLC	370,606	991,342
Shaftesbury Capital PLC	264,270	386,713
Smart Metering Systems PLC	79,949	699,305
Speedy Hire PLC	554,581	254,529
Spirent Communications PLC	210,851	438,555
SThree PLC	64,560	280,298
TBC Bank Group PLC	28,563	896,946
Telecom Plus PLC	56,169	1,206,837
TP ICAP Group PLC	692,328	1,330,850
TT Electronics PLC	96,259	192,869
Tyman PLC	195,041	636,032
Vertu Motors PLC	416,705	378,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2023

Investments	Shares	Value
Vesuvius PLC	219,947	$1,114,045
VIDENDUM PLC	26,679	234,715
Volex PLC	35,436	127,721
Volution Group PLC	57,896	278,378
Watkin Jones PLC(a)	399,115	362,294
Wickes Group PLC	451,115	702,569
Wincanton PLC	99,197	317,177
Workspace Group PLC	175,812	1,056,796
XPS Pensions Group PLC	143,372	318,072
YouGov PLC	13,376	170,056

Total United Kingdom		60,589,700

United States - 0.1%
PolyPeptide Group AG*(a)(b)	7,157	150,156

TOTAL COMMON STOCKS (Cost: $214,392,100)		201,439,766

RIGHTS - 0.0%

Spain - 0.0%
Sacyr SA, expiring 7/4/23*(a) (Cost: $48,730)	571,871	51,223

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $10,501)	200	11,518

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.0%

United States - 9.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $18,301,398)	18,301,398	18,301,398

TOTAL INVESTMENTS IN SECURITIES - 107.8% (Cost: $232,752,729)		219,803,905
Other Assets less Liabilities - (7.8)%		(15,870,345)

NET ASSETS - 100.0%		$203,933,560

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,216,103 and the total market value of the collateral held by the Fund was $25,830,638. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,529,240.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree International MidCap Dividend Fund	$64,306	$3,299,001	$3,275,567	$(74,893)	$(1,329)	$11,518	$41,035

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2023	313,147	NOK	23,000	GBP	$—	$(12)
Goldman Sachs	7/3/2023	467,742	NOK	40,000	EUR	19	—
Goldman Sachs	7/3/2023	1,320,000	NOK	123,214	USD	—	(5)
JP Morgan Chase Bank NA	7/3/2023	88,322	USD	70,000	GBP	—	(673)

						$19	$(690)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$201,439,766	$—	$—	$201,439,766
Rights	51,223	—	—	51,223
Exchange-Traded Fund	11,518	—	—	11,518
Investment of Cash Collateral for Securities Loaned	—	18,301,398	—	18,301,398

Total Investments in Securities	$201,502,507	$18,301,398	$—	$219,803,905

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$19	$—	$19
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(690)	$—	$(690)

Total - Net	$201,502,507	$18,300,727	$—	$219,803,234

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.4%

Germany - 100.4%

Aerospace & Defense - 1.3%
Hensoldt AG	693	$22,742
MTU Aero Engines AG	407	105,414
Rheinmetall AG	566	154,871

Total Aerospace & Defense		283,027

Air Freight & Logistics - 4.2%
Deutsche Post AG, Registered Shares	18,715	913,300

Automobile Components - 0.2%
Hella GmbH & Co. KGaA	461	36,263

Automobiles - 19.8%
Bayerische Motoren Werke AG	12,942	1,588,751
Mercedes-Benz Group AG	26,962	2,167,044
Volkswagen AG	3,414	569,503

Total Automobiles		4,325,298

Capital Markets - 4.1%
Deutsche Bank AG, Registered Shares	28,170	295,595
Deutsche Boerse AG	2,365	436,314
DWS Group GmbH & Co. KGaA(a)	5,261	160,943

Total Capital Markets		892,852

Chemicals - 8.0%
BASF SE	20,230	981,495
Evonik Industries AG	17,973	341,777
K & S AG, Registered Shares	1,577	27,451
Symrise AG	857	89,777
Wacker Chemie AG	2,240	307,313

Total Chemicals		1,747,813

Commercial Services & Supplies - 0.2%
Bilfinger SE	994	38,628

Construction & Engineering - 0.7%
Hochtief AG	1,748	151,040

Construction Materials - 2.4%
Heidelberg Materials AG	6,406	525,569

Diversified Telecommunication Services - 7.9%
Deutsche Telekom AG, Registered Shares	79,438	1,731,258

Electrical Equipment - 0.2%
Varta AG*(b)	1,989	40,698

Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	369	12,657

Food Products - 0.5%
Suedzucker AG	6,212	110,673

Ground Transportation - 0.4%
Sixt SE	779	93,233

Health Care Equipment & Supplies - 3.4%
Carl Zeiss Meditec AG, Bearer Shares	391	42,248
Siemens Healthineers AG(a)	12,429	703,224

Total Health Care Equipment & Supplies		745,472

Health Care Providers & Services - 0.2%
Synlab AG	3,902	38,527

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	434	21,345

Household Products - 1.6%
Henkel AG & Co. KGaA	4,983	350,651

Independent Power & Renewable Electricity Producers - 2.0%
RWE AG	9,950	432,807

Insurance - 17.6%
Allianz SE, Registered Shares	7,486	1,741,253
Hannover Rueck SE	4,076	864,258
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,529	948,041
Talanx AG	5,170	296,407

Total Insurance		3,849,959

IT Services - 0.2%
Bechtle AG	1,166	46,203

Life Sciences Tools & Services - 0.2%
Gerresheimer AG	404	45,443

Machinery - 0.9%
Duerr AG	850	27,486
GEA Group AG	2,813	117,573
Krones AG	427	51,757

Total Machinery		196,816

Marine Transportation - 1.8%
Hapag-Lloyd AG(a)(b)	1,889	383,121

Metals & Mining - 0.5%
Aurubis AG	736	63,066
Salzgitter AG	1,258	45,484

Total Metals & Mining		108,550

Multi-Utilities - 4.6%
E.ON SE	79,398	1,011,759

Oil, Gas & Consumable Fuels - 0.1%
CropEnergies AG	1,513	16,540

Personal Care Products - 0.7%
Beiersdorf AG	1,088	143,925

Pharmaceuticals - 4.0%
Bayer AG, Registered Shares	13,054	721,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2023

Investments	Shares	Value
Merck KGaA	891	$147,319

Total Pharmaceuticals		868,957

Semiconductors & Semiconductor Equipment - 2.0%
AIXTRON SE	692	23,472
Infineon Technologies AG	8,374	345,205
Siltronic AG	890	67,970

Total Semiconductors & Semiconductor Equipment		436,647

Software - 4.7%
Nemetschek SE	517	38,716
SAP SE	7,309	997,882

Total Software		1,036,598

Specialty Retail - 0.6%
Fielmann AG	2,343	124,743

Textiles, Apparel & Luxury Goods - 4.3%
adidas AG	4,012	778,160
HUGO BOSS AG	918	71,650
Puma SE	1,548	93,090

Total Textiles, Apparel & Luxury Goods		942,900

Trading Companies & Distributors - 0.9%
BayWa AG	493	20,305
Brenntag SE	2,298	179,008

Total Trading Companies & Distributors		199,313

TOTAL COMMON STOCKS (Cost: $19,614,436)		21,902,585

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $428,700)	428,700	428,700

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $20,043,136)		22,331,285
Other Assets less Liabilities - (2.4)%		(518,481)

NET ASSETS - 100.0%		$21,812,804

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $408,185 and the total market value of the collateral held by the Fund was $428,700.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	7/6/2023	4,894,554	EUR	5,340,149	USD	$63	$—
Barclays Bank PLC	7/6/2023	5,543,252	USD	5,189,062	EUR	—	(118,284)
Barclays Bank PLC	8/3/2023	5,391,951	USD	4,935,275	EUR	—	(75)
Citibank NA	7/6/2023	4,894,535	EUR	5,340,148	USD	44	—
Citibank NA	7/6/2023	5,543,252	USD	5,189,072	EUR	—	(118,295)
Citibank NA	8/3/2023	5,391,951	USD	4,935,216	EUR	—	(11)
Goldman Sachs	7/6/2023	744,422	EUR	812,414	USD	—	(212)
JP Morgan Chase Bank NA	7/6/2023	4,894,553	EUR	5,340,148	USD	63	—
JP Morgan Chase Bank NA	8/3/2023	5,391,951	USD	4,935,253	EUR	—	(51)
Royal Bank of Canada	7/6/2023	4,894,777	EUR	5,340,148	USD	308	—
Royal Bank of Canada	7/6/2023	5,543,251	USD	5,189,086	EUR	—	(118,311)
Royal Bank of Canada	8/3/2023	5,391,951	USD	4,935,497	EUR	—	(317)
Standard Chartered Bank	7/6/2023	5,543,252	USD	5,189,096	EUR	—	(118,321)

						$478	$(473,877)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$21,902,585	$—	$—	$21,902,585
Investment of Cash Collateral for Securities Loaned	—	428,700	—	428,700

Total Investments in Securities	$21,902,585	$428,700	$—	$22,331,285

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$478	$—	$478
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(473,877)	$—	$(473,877)

Total - Net	$21,902,585	$(44,699)	$—	$21,857,886

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 2.7%
Altium Ltd.	8,721	$214,326
Aristocrat Leisure Ltd.	57,667	1,484,004
Beach Energy Ltd.	171,299	153,934
Cochlear Ltd.	5,891	898,262
CSL Ltd.	32,517	6,003,874
Goodman Group	210,114	2,807,038
IDP Education Ltd.(a)	15,897	233,859
Northern Star Resources Ltd.	160,052	1,286,986
Pro Medicus Ltd.(a)	2,323	101,499
REA Group Ltd.(a)	10,855	1,033,482
Technology One Ltd.	15,848	165,095
Washington H Soul Pattinson & Co. Ltd.(a)	53,563	1,133,091
WiseTech Global Ltd.	3,416	181,477

Total Australia		15,696,927

Austria - 0.1%
Verbund AG	11,143	892,933

Belgium - 0.5%
Etablissements Franz Colruyt NV(a)	35,031	1,305,173
UCB SA	18,389	1,629,068

Total Belgium		2,934,241

Brazil - 2.8%
Atacadao SA	69,551	161,478
BB Seguridade Participacoes SA	467,826	2,984,039
Energisa SA	141,279	1,470,192
Engie Brasil Energia SA	144,630	1,369,848
Equatorial Energia SA	177,882	1,185,511
Localiza Rent a Car SA	116,871	1,659,549
Lojas Renner SA	190,981	791,795
Porto Seguro SA	112,298	654,606
Raia Drogasil SA	113,974	699,343
Sendas Distribuidora SA	50,784	144,751
TOTVS SA	28,087	174,554
Transmissora Alianca de Energia Eletrica SA	250,258	1,952,677
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	32,947	82,709
Vibra Energia SA	379,853	1,421,299
WEG SA	194,308	1,520,549

Total Brazil		16,272,900

Canada - 4.3%
Alimentation Couche-Tard, Inc.	43,187	2,217,036
Canadian National Railway Co.	74,294	9,006,796
Canadian Pacific Kansas City Ltd.(a)	40,754	3,295,430
Constellation Software, Inc.(a)	530	1,099,356
Dollarama, Inc.	3,783	256,498
Enerplus Corp.(a)	10,968	159,143
FirstService Corp.(a)	1,448	223,254
Magna International, Inc.(a)	61,020	3,448,846
RB Global, Inc.(a)	10,610	637,442
Rogers Communications, Inc., Class B(a)	80,073	3,657,368
SNC-Lavalin Group, Inc.(a)	3,909	102,655
Tourmaline Oil Corp.(a)	20,927	987,163
Vermilion Energy, Inc.(a)	9,378	117,079

Total Canada		25,208,066

China - 5.6%
ANTA Sports Products Ltd.	177,000	1,808,036
Blue Moon Group Holdings Ltd.(a)(b)	391,500	194,836
China Conch Venture Holdings Ltd.	891,000	1,159,712
China Feihe Ltd.(b)	1,777,000	988,658
Country Garden Services Holdings Co. Ltd.(a)	571,000	737,376
Fuyao Glass Industry Group Co. Ltd., Class H(b)	225,600	932,731
Kingsoft Corp. Ltd.(a)	60,600	238,561
Li Ning Co. Ltd.	217,900	1,171,999
Nongfu Spring Co. Ltd., Class H(a)(b)	193,700	1,069,026
Pop Mart International Group Ltd.(a)(b)	107,000	237,851
Prosus NV*	28,393	2,078,851
Simcere Pharmaceutical Group Ltd.(a)(b)	108,000	106,944
Smoore International Holdings Ltd.(a)(b)	563,000	571,865
Sunny Optical Technology Group Co. Ltd.	92,800	925,442
Tencent Holdings Ltd.	391,700	16,574,499
WuXi AppTec Co. Ltd., Class H(a)(b)	36,140	288,231
Yadea Group Holdings Ltd.(b)	286,000	650,349
Yihai International Holding Ltd.*(a)	108,000	231,253
Yum China Holdings, Inc.	42,700	2,406,186
Zhongsheng Group Holdings Ltd.	160,800	614,547

Total China		32,986,953

Denmark - 5.0%
Chr Hansen Holding A/S	12,447	863,740
Coloplast A/S, Class B	25,109	3,138,970
Novo Nordisk A/S, Class B	138,327	22,282,791
Pandora A/S	21,575	1,925,828
Royal Unibrew A/S	7,087	633,431
SimCorp A/S	2,504	265,265

Total Denmark		29,110,025

Finland - 1.2%
Kone Oyj, Class B	106,503	5,557,598
Valmet Oyj(a)	52,703	1,465,074

Total Finland		7,022,672

France - 9.4%
Bollore SE	208,509	1,298,930
Gaztransport Et Technigaz SA	5,686	578,470
Hermes International	3,582	7,776,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2023

Investments	Shares	Value
Kering SA	18,186	$10,031,575
LVMH Moet Hennessy Louis Vuitton SE	33,808	31,831,358
Sartorius Stedim Biotech	1,800	449,121
Teleperformance	4,048	677,692
Verallia SA(b)	29,141	1,093,038
Vivendi SE	189,948	1,742,003

Total France		55,479,034

Germany - 4.9%
adidas AG	31,713	6,150,991
AIXTRON SE	6,432	218,168
Fielmann AG	21,925	1,167,305
Nemetschek SE	4,866	364,397
Puma SE	14,077	846,534
Rheinmetall AG	5,377	1,471,270
SAP SE	134,524	18,366,263
VERBIO Vereinigte BioEnergie AG	993	39,922

Total Germany		28,624,850

Hong Kong - 1.7%
Hong Kong Exchanges & Clearing Ltd.	194,700	7,334,232
Techtronic Industries Co. Ltd.	244,000	2,651,226

Total Hong Kong		9,985,458

India - 7.9%
Aarti Industries Ltd.	10,093	61,958
ACC Ltd.*	20,334	449,555
Adani Ports & Special Economic Zone Ltd.	45,727	412,058
Alkem Laboratories Ltd.	3,160	135,313
APL Apollo Tubes Ltd.	4,475	71,203
Asian Paints Ltd.	26,368	1,080,626
Astral Ltd.	2,309	55,801
Atul Ltd.	465	39,651
Bajaj Auto Ltd.	27,353	1,564,284
Balkrishna Industries Ltd.	7,032	203,186
Berger Paints India Ltd.	13,248	109,506
Bharat Petroleum Corp. Ltd.	512,088	2,276,536
Coforge Ltd.	3,614	207,550
Colgate-Palmolive India Ltd.	33,812	695,766
CRISIL Ltd.	2,788	132,642
Crompton Greaves Consumer Electricals Ltd.	41,994	148,219
Dabur India Ltd.	71,904	502,185
Deepak Nitrite Ltd.	2,267	60,070
Divi’s Laboratories Ltd.	10,192	445,219
Dr. Lal PathLabs Ltd.(b)	2,010	55,358
Eicher Motors Ltd.	7,907	345,065
Endurance Technologies Ltd.(b)	2,773	53,391
GlaxoSmithKline Pharmaceuticals Ltd.	6,287	109,215
Grindwell Norton Ltd.	2,512	69,829
Gujarat Gas Ltd.	8,031	45,526
Havells India Ltd.	14,244	222,733
HDFC Asset Management Co. Ltd.(b)	17,855	499,643
Hero MotoCorp Ltd.	48,488	1,720,031
Hindustan Unilever Ltd.	119,359	3,896,586
Indraprastha Gas Ltd.	55,964	322,913
Indus Towers Ltd.*	454,048	909,078
Info Edge India Ltd.	2,670	145,928
Infosys Ltd.	732,980	11,932,466
Ipca Laboratories Ltd.	4,148	37,561
JK Cement Ltd.	2,015	83,067
JSW Steel Ltd.	256,372	2,452,583
Jubilant Foodworks Ltd.	10,484	64,058
Kajaria Ceramics Ltd.	8,171	125,260
Kansai Nerolac Paints Ltd.	7,924	43,510
KPIT Technologies Ltd.	5,769	76,638
L&T Technology Services Ltd.(b)	2,792	133,960
Laurus Labs Ltd.(b)	12,735	56,917
LTIMindtree Ltd.(b)	4,810	304,726
Marico Ltd.	97,651	632,011
Mphasis Ltd.	17,746	409,935
Navin Fluorine International Ltd.	815	44,726
Nestle India Ltd.	3,811	1,063,556
Nippon Life India Asset Management Ltd.(b)	71,903	252,557
Oracle Financial Services Software Ltd.	13,634	641,288
Page Industries Ltd.	387	177,598
Persistent Systems Ltd.	3,796	231,873
PI Industries Ltd.	1,450	69,317
Pidilite Industries Ltd.	9,719	307,684
Polycab India Ltd.	2,325	100,644
Prestige Estates Projects Ltd.	8,516	59,674
Ramco Cements Ltd.	6,390	71,992
Relaxo Footwears Ltd.	3,763	41,696
SBI Cards & Payment Services Ltd.	9,865	101,877
Shree Cement Ltd.	455	132,482
Siemens Ltd.	2,304	105,781
SKF India Ltd.	1,642	99,614
Sun TV Network Ltd.	26,798	143,486
Sundram Fasteners Ltd.	7,495	111,183
Supreme Industries Ltd.	8,166	318,303
Tata Consultancy Services Ltd.	136,098	5,478,427
Tata Elxsi Ltd.	1,490	137,828
Tech Mahindra Ltd.	86,529	1,192,782
Titan Co. Ltd.	11,749	436,476
Torrent Pharmaceuticals Ltd.	8,659	201,069
Trident Ltd.	133,741	54,125
Tube Investments of India Ltd.	1,364	52,788
TVS Motor Co. Ltd.	7,690	124,265
UltraTech Cement Ltd.	7,058	713,640
Varun Beverages Ltd.	8,886	86,931
Voltas Ltd.	15,625	144,706
Whirlpool of India Ltd.*	2,294	41,222

Total India		46,138,906

Indonesia - 0.1%
Indofood CBP Sukses Makmur Tbk PT	527,300	398,311
Mayora Indah Tbk PT	345,600	60,164
Sumber Alfaria Trijaya Tbk PT	1,473,200	253,517

Total Indonesia		711,992

Israel - 0.1%
Strauss Group Ltd.*	18,569	417,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2023

Investments	Shares	Value
Italy - 1.6%
Amplifon SpA	12,104	$443,572
Banca Generali SpA(a)	44,367	1,524,739
Banca Mediolanum SpA	270,851	2,447,319
De’ Longhi SpA	44,252	966,544
Ferrari NV	7,478	2,443,471
Moncler SpA	19,818	1,369,502
Reply SpA	1,127	127,997

Total Italy		9,323,144

Japan - 3.1%
Asahi Intecc Co. Ltd.(a)	10,500	204,210
Astellas Pharma, Inc.	276,600	4,112,591
BayCurrent Consulting, Inc.	6,400	237,695
Benefit One, Inc.	16,400	166,230
Capcom Co. Ltd.	19,400	764,403
CyberAgent, Inc.(a)	34,100	247,253
Daifuku Co. Ltd.	33,000	671,827
Daito Trust Construction Co. Ltd.	14,300	1,443,010
Fancl Corp.	10,800	179,334
Goldwin, Inc.	2,800	236,344
Hoya Corp.	15,600	1,842,945
Information Services International-Dentsu Ltd.(a)	4,300	149,943
Kakaku.com, Inc.	19,000	271,194
Kobe Bussan Co. Ltd.(a)	10,400	268,104
Koei Tecmo Holdings Co. Ltd.(a)	40,000	687,861
M3, Inc.	14,900	320,504
MonotaRO Co. Ltd.(a)	17,400	219,464
Nexon Co. Ltd.	17,800	338,303
Nihon M&A Center Holdings, Inc.	21,900	166,445
Nomura Research Institute Ltd.	38,700	1,060,578
Obic Co. Ltd.	4,900	781,098
Open House Group Co. Ltd.	18,200	650,634
Persol Holdings Co. Ltd.	19,700	352,878
Recruit Holdings Co. Ltd.	47,100	1,486,957
Relo Group, Inc.	12,500	169,077
TechnoPro Holdings, Inc.(a)	13,800	296,270
Workman Co. Ltd.(a)	6,400	230,256
ZOZO, Inc.	33,552	689,681

Total Japan		18,245,089

Malaysia - 0.3%
CELCOMDIGI Bhd	1,375,800	1,211,471
MR DIY Group M Bhd(b)	322,800	109,963
Nestle Malaysia Bhd	12,500	350,830

Total Malaysia		1,672,264

Mexico - 0.3%
Kimberly-Clark de Mexico SAB de CV, Class A	851,317	1,889,720

Netherlands - 6.1%
ASM International NV	2,460	1,042,277
ASML Holding NV	24,454	17,688,391
BE Semiconductor Industries NV(a)	31,247	3,385,185
Koninklijke KPN NV	1,154,799	4,118,568
SBM Offshore NV(a)	76,577	1,049,332
Universal Music Group NV	241,015	5,350,980
Wolters Kluwer NV	23,559	2,989,245

Total Netherlands		35,623,978

Norway - 0.3%
Salmar ASA(a)	38,943	1,573,561
TOMRA Systems ASA	15,390	247,796

Total Norway		1,821,357

Russia - 0.0%
Evraz PLC*†	243,480	0
Lukoil PJSC*†	68,533	0
Lukoil PJSC, ADR*†	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0
MMC Norilsk Nickel PJSC*†	16,209	0
MMC Norilsk Nickel PJSC, ADR*†	12	0
Novatek PJSC*†	97,470	0
PhosAgro PJSC*†	8,504	0
PhosAgro PJSC, GDR*†(c)	166	0

Total Russia		0

Saudi Arabia - 0.1%
Bupa Arabia for Cooperative Insurance Co.	6,463	319,816
Mouwasat Medical Services Co.	5,735	370,029

Total Saudi Arabia		689,845

Singapore - 0.4%
Singapore Technologies Engineering Ltd.	873,700	2,375,746

South Africa - 0.4%
Mr. Price Group Ltd.(a)	118,269	902,767
Naspers Ltd., Class N	6,272	1,128,487
OUTsurance Group Ltd.(a)	200,328	360,439

Total South Africa		2,391,693

South Korea - 0.1%
Celltrion, Inc.	4,694	544,691

Spain - 0.2%
Cie Automotive SA	20,520	626,845
Viscofan SA	8,282	571,958

Total Spain		1,198,803

Sweden - 4.2%
Alfa Laval AB	48,365	1,759,737
Atlas Copco AB, Class A	329,130	4,735,245
Atlas Copco AB, Class B	169,635	2,108,403
Beijer Ref AB(a)	15,587	198,566
Essity AB, Class B	107,754	2,864,116
Evolution AB(b)	20,257	2,561,452
Husqvarna AB, Class B(a)	118,515	1,071,334
Investment AB Latour, Class B(a)	60,520	1,197,928
Nibe Industrier AB, Class B	49,660	470,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2023

Investments	Shares	Value
Nordnet AB publ	62,435	$834,100
Sandvik AB	197,954	3,852,308
Telefonaktiebolaget LM Ericsson, Class B	546,259	2,953,995

Total Sweden		24,607,978

Switzerland - 10.0%
ABB Ltd., Registered Shares	349,386	13,738,780
Givaudan SA, Registered Shares	1,157	3,834,466
Logitech International SA, Registered Shares	18,749	1,115,740
Lonza Group AG, Registered Shares	2,341	1,395,729
Nestle SA, Registered Shares	188,094	22,622,159
Partners Group Holding AG	5,846	5,499,350
Schindler Holding AG, Participation Certificate	4,151	972,967
Schindler Holding AG, Registered Shares	11,293	2,537,185
Sika AG, Registered Shares	11,576	3,308,538
Sonova Holding AG, Registered Shares	6,753	1,797,982
Stadler Rail AG(a)	18,525	723,897
Straumann Holding AG, Registered Shares	5,617	911,315
Temenos AG, Registered Shares	5,854	465,493

Total Switzerland		58,923,601

Taiwan - 9.8%
Accton Technology Corp.	116,000	1,299,876
Global Unichip Corp.	8,000	412,272
Lotes Co. Ltd.	15,337	423,504
momo.com, Inc.	19,120	422,372
Nan Ya Printed Circuit Board Corp.	117,000	991,764
Taiwan Cement Corp.(a)	1,689,000	2,063,493
Taiwan Semiconductor Manufacturing Co. Ltd.	2,708,000	50,082,936
Voltronic Power Technology Corp.	11,000	694,023
Wiwynn Corp.(a)	26,000	1,185,442

Total Taiwan		57,575,682

Thailand - 0.3%
Carabao Group PCL, NVDR	108,900	201,183
CP ALL PCL, NVDR	681,500	1,201,347
CP Axtra PCL, NVDR	214,900	213,657
Delta Electronics Thailand PCL, NVDR	104,900	272,199
Energy Absolute PCL, NVDR	63,300	101,766

Total Thailand		1,990,152

Turkey - 0.6%
Aksa Enerji Uretim AS(a)	31,972	39,760
Arcelik AS	58,479	291,610
Aselsan Elektronik Sanayi ve Ticaret AS	39,512	82,525
BIM Birlesik Magazalar AS	113,172	740,154
Ford Otomotiv Sanayi AS	34,163	997,240
Iskenderun Demir ve Celik AS*	179,868	238,030
Tofas Turk Otomobil Fabrikasi AS	84,854	821,850
Turkcell Iletisim Hizmetleri AS	272,139	378,928

Total Turkey		3,590,097

United Kingdom - 11.5%
Airtel Africa PLC(b)	700,173	959,598
Ashtead Group PLC	40,915	2,831,823
Auto Trader Group PLC(b)	76,759	595,675
Compass Group PLC	124,788	3,493,458
Diageo PLC	257,697	11,070,391
Drax Group PLC	82,850	610,922
Games Workshop Group PLC	8,831	1,226,021
Hargreaves Lansdown PLC	118,110	1,224,699
Imperial Brands PLC	383,354	8,473,056
Intertek Group PLC	25,580	1,387,027
RELX PLC	251,264	8,372,645
Rightmove PLC	80,386	534,704
Rotork PLC	136,577	529,246
Sage Group PLC	136,887	1,609,442
Spectris PLC	15,271	697,962
Unilever PLC	458,265	23,872,672

Total United Kingdom		67,489,341

United States - 4.0%
GSK PLC	1,324,038	23,377,902

TOTAL COMMON STOCKS (Cost: $535,642,072)		584,813,560

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $10,536,040)	10,536,040	10,536,040

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $546,178,112)		595,349,600
Other Assets less Liabilities - (1.4)%		(7,946,322)

NET ASSETS - 100.0%		$587,403,278

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,439,261. The Fund also had securities on loan having a total market value of $185,111 that were sold and pending settlement. The total market value of the collateral held by the Fund was $20,711,935. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,175,895.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2023

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund^	$1,023,167	$650,405	$1,676,145	$134,704	$(132,131)	$—	$27,830
WisdomTree International Equity Fund^	1,549,089	989,821	2,510,870	249,999	(278,039)	—	44,948

Total	$2,572,256	$1,640,226	$4,187,015	$384,703	$(410,170)	$—	$72,778

^	As of June 30, 2023, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	7/3/2023	40,808	USD	5,900,000	JPY	$—	$(13)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	584,813,560	—	—		584,813,560
Investment of Cash Collateral for Securities Loaned	—	10,536,040	—		10,536,040

Total Investments in Securities	$584,813,560	$10,536,040	$0		$595,349,600

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(13)	$—		$(13)

Total - Net	$584,813,560	$10,536,027	$0		$595,349,587

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 4.4%
Ampol Ltd.	2,434	$48,509
ANZ Group Holdings Ltd.	18,248	288,000
APA Group	7,970	51,408
BHP Group Ltd.	60,835	1,821,862
Commonwealth Bank of Australia(a)	7,221	481,964
Dexus	11,738	60,944
Incitec Pivot Ltd.	15,857	28,921
JB Hi-Fi Ltd.(a)	1,041	30,316
Metcash Ltd.	16,945	42,411
Mirvac Group(a)	33,276	50,059
National Australia Bank Ltd.(a)	15,970	280,324
New Hope Corp. Ltd.	6,567	21,201
Rio Tinto Ltd.	3,304	252,239
Rio Tinto PLC	8,224	521,263
South32 Ltd.	46,427	116,200
Stockland	4,270	11,455
Suncorp Group Ltd.	5,145	46,200
Telstra Group Ltd.	70,041	200,478
Viva Energy Group Ltd.(a)(b)	22,038	44,155
Wesfarmers Ltd.	3,589	117,874
Westpac Banking Corp.	13,648	193,869
Whitehaven Coal Ltd.	5,073	22,659
Woodside Energy Group Ltd.(a)	13,211	302,862

Total Australia		5,035,173

Austria - 0.2%
BAWAG Group AG*(b)	731	33,671
Erste Group Bank AG	1,611	56,402
OMV AG	1,223	51,824
Voestalpine AG	1,196	42,929

Total Austria		184,826

Belgium - 0.3%
Aedifica SA(a)	694	44,445
Ageas SA/NV	1,215	49,192
Cofinimmo SA(a)	701	52,618
Etablissements Franz Colruyt NV	382	14,232
KBC Group NV	2,329	162,417
Proximus SADP	3,203	23,846
Solvay SA	366	40,849

Total Belgium		387,599

Brazil - 1.4%
B3 SA - Brasil Bolsa Balcao	28,412	86,049
Banco do Brasil SA	22,670	232,151
BB Seguridade Participacoes SA	9,688	61,795
Energisa SA	4,342	45,184
Engie Brasil Energia SA	3,786	35,859
JBS SA	6,965	25,209
Klabin SA	7,634	34,451
Neoenergia SA	3,204	14,101
Petroleo Brasileiro SA	67,638	464,100
Telefonica Brasil SA	3,738	33,529
TIM SA	5,033	15,253
Transmissora Alianca de Energia Eletrica SA	5,002	39,029
Vale SA	41,567	553,365

Total Brazil		1,640,075

Canada - 4.2%
Algonquin Power & Utilities Corp.(a)	3,273	27,084
AltaGas Ltd.(a)	1,532	27,555
Atco Ltd., Class I(a)	1,837	54,753
Bank of Montreal(a)	3,624	327,659
Bank of Nova Scotia(a)	7,884	394,900
BCE, Inc.(a)	3,846	175,551
Canadian Imperial Bank of Commerce(a)	5,835	249,407
Canadian Natural Resources Ltd.(a)	5,039	283,623
Canadian Tire Corp. Ltd., Class A(a)	214	29,291
Canadian Utilities Ltd., Class A	2,320	60,154
Capital Power Corp.(a)	1,304	41,488
Choice Properties Real Estate Investment Trust	2,884	29,576
Emera, Inc.(a)	1,824	75,207
Enbridge, Inc.	9,065	337,321
Fortis, Inc.(a)	2,598	112,088
Great-West Lifeco, Inc.(a)	3,726	108,324
Manulife Financial Corp.(a)	10,190	192,826
National Bank of Canada(a)	1,963	146,418
Paramount Resources Ltd., Class A(a)	923	20,089
Parkland Corp.(a)	930	23,193
Pembina Pipeline Corp.	4,155	130,781
Power Corp. of Canada(a)	2,736	73,732
Restaurant Brands International, Inc.(a)	1,771	137,464
Royal Bank of Canada	6,296	601,980
Sun Life Financial, Inc.	2,240	116,905
Suncor Energy, Inc.(a)	6,408	188,184
TC Energy Corp.(a)	4,314	174,549
TELUS Corp.	5,537	107,874
Toronto-Dominion Bank	7,924	491,698
Whitecap Resources, Inc.(a)	4,554	31,903

Total Canada		4,771,577

Chile - 0.2%
Banco de Chile	597,943	62,385
Banco Santander Chile	1,269,339	60,037
Cencosud SA	21,301	41,263
Empresas COPEC SA	6,646	49,297

Total Chile		212,982

China - 3.7%
Agricultural Bank of China Ltd., Class H	302,074	118,723
Anhui Conch Cement Co. Ltd., Class H	13,000	34,505
Bank of China Ltd., Class H	1,185,000	474,810
Bank of Communications Co. Ltd., Class H	325,000	215,240
BOC Hong Kong Holdings Ltd.	48,000	146,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
China CITIC Bank Corp. Ltd., Class H	160,000	$75,135
China Construction Bank Corp., Class H*	1,416,536	916,448
China Feihe Ltd.(b)	24,000	13,353
China Life Insurance Co. Ltd., Class H	86,000	143,322
China Medical System Holdings Ltd.	17,000	27,680
China Pacific Insurance Group Co. Ltd., Class H	32,200	83,206
China Petroleum & Chemical Corp., Class H	330,000	193,285
China Railway Group Ltd., Class H	41,000	27,049
China Shenhua Energy Co. Ltd., Class H	68,000	207,820
China Vanke Co. Ltd., Class H	19,500	26,177
COSCO Shipping Holdings Co. Ltd., Class H(a)	50,000	45,045
Great Wall Motor Co. Ltd., Class H(a)	27,500	31,477
Industrial & Commercial Bank of China Ltd., Class H	1,009,000	538,195
Longfor Group Holdings Ltd.(a)(b)	17,000	41,304
PetroChina Co. Ltd., Class H	380,000	262,818
PICC Property & Casualty Co. Ltd., Class H	54,000	60,018
Ping An Insurance Group Co. of China Ltd., Class H	49,000	311,698
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	64,000	39,364
Sinopharm Group Co. Ltd., Class H	14,400	45,020
Tingyi Cayman Islands Holding Corp.	28,000	43,519
Wilmar International Ltd.	26,200	73,566
Yankuang Energy Group Co. Ltd., Class H(a)	22,000	63,025

Total China		4,258,498

Czech Republic - 0.0%
CEZ AS(a)	981	40,543

Denmark - 0.2%
AP Moller - Maersk A/S, Class B	75	131,596
Pandora A/S	531	47,398
Topdanmark A/S	1,199	58,889

Total Denmark		237,883

Finland - 0.4%
Fortum Oyj	4,991	66,785
Kone Oyj, Class B	889	46,390
Nordea Bank Abp	17,476	189,786
Sampo Oyj, Class A	1,454	65,229
UPM-Kymmene Oyj	1,081	32,162

Total Finland		400,352

France - 2.9%
ALD SA(b)	2,873	30,733
AXA SA	13,759	405,674
BNP Paribas SA	6,957	438,100
Bouygues SA	2,449	82,186
Cie de Saint-Gobain	1,748	106,281
Cie Generale des Etablissements Michelin SCA	2,261	66,750
Danone SA	1,298	79,501
Engie SA	19,236	319,582
Gecina SA	647	68,858
Klepierre SA	1,908	47,295
Orange SA	17,498	204,305
Publicis Groupe SA	667	53,486
Rexel SA	1,768	43,612
Sanofi	3,397	363,942
Societe Generale SA	4,708	122,247
TotalEnergies SE	14,144	810,905
Veolia Environnement SA	3,617	114,241

Total France		3,357,698

Germany - 2.6%
Allianz SE, Registered Shares	1,679	390,537
BASF SE	4,696	227,835
Bayer AG, Registered Shares	2,661	147,103
Bayerische Motoren Werke AG	2,770	340,043
Deutsche Post AG, Registered Shares	4,724	230,533
E.ON SE	11,567	147,397
Fielmann AG	420	22,361
Hapag-Lloyd AG(a)(b)	1,499	304,023
Heidelberg Materials AG	1,367	112,153
Mercedes-Benz Group AG	6,374	512,304
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	344	128,954
Talanx AG	1,710	98,038
Telefonica Deutschland Holding AG	18,730	52,660
Volkswagen AG	954	159,140
Wacker Chemie AG	293	40,198

Total Germany		2,913,279

Hong Kong - 0.8%
Bank of East Asia Ltd.	27,800	38,383
Champion REIT	80,000	28,992
CLP Holdings Ltd.	10,500	81,598
Hang Lung Properties Ltd.	19,000	29,337
Henderson Land Development Co. Ltd.	23,100	68,682
Hong Kong & China Gas Co. Ltd.	77,000	66,520
Hysan Development Co. Ltd.	3,000	7,319
Link REIT	19,066	105,833
New World Development Co. Ltd.(a)	2,000	4,921
PCCW Ltd.	102,000	52,844
Power Assets Holdings Ltd.	19,000	99,527
Sino Land Co. Ltd.	57,873	71,117
Sun Hung Kai Properties Ltd.	13,000	163,732
Swire Pacific Ltd., Class B	25,000	31,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
Swire Properties Ltd.	25,000	$61,442

Total Hong Kong		911,734

India - 0.8%
Bharat Petroleum Corp. Ltd.	5,079	22,579
Coal India Ltd.	29,569	83,261
GAIL India Ltd.	31,368	40,168
HCL Technologies Ltd.	9,811	142,071
Hindustan Petroleum Corp. Ltd.	4,192	13,994
Indian Oil Corp. Ltd.	60,557	67,395
Indus Towers Ltd.*	9,569	19,159
NMDC Ltd.	22,189	28,306
NTPC Ltd.	39,139	90,242
Oil & Natural Gas Corp. Ltd.	38,264	74,768
Petronet LNG Ltd.	12,603	34,213
Power Grid Corp. of India Ltd.	34,899	108,543
Steel Authority of India Ltd.	26,502	27,621
Tata Steel Ltd.	59,778	81,612
Vedanta Ltd.	12,360	41,877

Total India		875,809

Indonesia - 0.1%
Adaro Energy Indonesia Tbk PT	216,400	32,187
Bukit Asam Tbk PT	202,900	36,270
Indo Tambangraya Megah Tbk PT	9,300	14,965
Indocement Tunggal Prakarsa Tbk PT	25,400	16,815
Indofood Sukses Makmur Tbk PT	55,300	27,111
United Tractors Tbk PT	18,500	28,720

Total Indonesia		156,068

Ireland - 0.0%
Smurfit Kappa Group PLC	1,547	51,528

Israel - 0.2%
Amot Investments Ltd.	4,886	25,582
Ashtrom Group Ltd.	741	10,227
Bank Leumi Le-Israel BM	8,998	66,898
First International Bank of Israel Ltd.	552	21,450
ICL Group Ltd.	12,747	69,043

Total Israel		193,200

Italy - 0.8%
A2A SpA	34,550	63,062
Assicurazioni Generali SpA	6,538	132,816
Banco BPM SpA	9,071	42,060
De’ Longhi SpA	1,220	26,647
Eni SpA	20,436	293,902
Hera SpA(a)	20,970	62,275
Mediobanca Banca di Credito Finanziario SpA	4,847	57,957
Poste Italiane SpA(a)(b)	3,853	41,683
Snam SpA(a)	20,764	108,443
Terna - Rete Elettrica Nazionale(a)	4,660	39,686
UnipolSai Assicurazioni SpA(a)	4,369	10,820

Total Italy		879,351

Japan - 2.6%
AGC, Inc.(a)	800	28,577
Concordia Financial Group Ltd.(a)	7,200	28,026
Daiwa House Industry Co. Ltd.	1,700	44,601
ENEOS Holdings, Inc.	17,200	58,835
Haseko Corp.	2,500	30,667
Inpex Corp.(a)	3,600	39,802
Isuzu Motors Ltd.	2,400	28,893
Japan Post Holdings Co. Ltd.	13,500	96,812
Japan Tobacco, Inc.(a)	8,700	189,789
Kajima Corp.	3,800	57,052
Kansai Electric Power Co., Inc.(a)	4,200	52,465
Kawasaki Kisen Kaisha Ltd.(a)	2,400	58,433
Kuraray Co. Ltd.(a)	6,200	59,990
Marubeni Corp.	9,069	153,100
Mitsubishi Chemical Group Corp.	9,400	56,139
Mitsubishi UFJ Financial Group, Inc.	43,700	322,002
Mitsui OSK Lines Ltd.(a)	4,000	95,645
Mizuho Financial Group, Inc.	6,930	105,435
MS&AD Insurance Group Holdings, Inc.	1,600	56,413
Nippon Steel Corp.(a)	6,800	141,330
Nippon Yusen KK(a)	6,100	134,632
Sekisui House Ltd.	3,100	62,317
SoftBank Corp.	27,500	293,009
Sompo Holdings, Inc.	1,200	53,626
Sumitomo Chemical Co. Ltd.	6,000	18,120
Sumitomo Corp.	6,586	138,569
Sumitomo Forestry Co. Ltd.(a)	2,500	60,245
Sumitomo Mitsui Financial Group, Inc.(a)	4,800	204,540
Sumitomo Mitsui Trust Holdings, Inc.	1,800	63,676
Takeda Pharmaceutical Co. Ltd.	5,600	175,398
Tosoh Corp.	3,200	37,616

Total Japan		2,945,754

Malaysia - 0.5%
CIMB Group Holdings Bhd	74,400	80,657
HAP Seng Consolidated Bhd	4,100	2,749
Kuala Lumpur Kepong Bhd	6,600	31,052
Malayan Banking Bhd	56,393	104,268
Maxis Bhd	37,800	33,204
Petronas Chemicals Group Bhd	32,900	42,292
Petronas Gas Bhd	15,400	55,100
RHB Bank Bhd	54,067	62,900
Sime Darby Bhd	72,700	31,930
Sime Darby Plantation Bhd	29,200	25,963
Tenaga Nasional Bhd	30,600	59,332

Total Malaysia		529,447

Mexico - 0.4%
Alfa SAB de CV, Class A	49,750	30,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
Alpek SAB de CV(a)	9,645	$9,577
Banco del Bajio SA(b)	15,113	45,840
Coca-Cola Femsa SAB de CV	5,697	47,528
Fibra Uno Administracion SA de CV	49,575	72,265
Grupo Mexico SAB de CV, Series B	39,470	189,658
Kimberly-Clark de Mexico SAB de CV, Class A	14,703	32,637
Orbia Advance Corp. SAB de CV	27,223	58,540

Total Mexico		486,938

Netherlands - 0.5%
Aegon NV(a)	11,719	59,197
ASR Nederland NV	1,758	79,097
BE Semiconductor Industries NV(a)	605	65,543
Koninklijke KPN NV	32,384	115,497
Koninklijke Vopak NV(a)	824	29,388
NN Group NV(a)	1,669	61,746
OCI NV*	2,369	56,783
Randstad NV(a)	1,516	79,903
SBM Offshore NV	841	11,524
Signify NV(b)	973	27,250

Total Netherlands		585,928

Norway - 0.4%
Aker BP ASA	2,786	65,479
DNB Bank ASA	9,757	182,781
Norsk Hydro ASA	7,750	46,152
Telenor ASA	14,331	145,536
Yara International ASA	1,073	37,958

Total Norway		477,906

Philippines - 0.0%
PLDT, Inc.	950	22,580

Poland - 0.1%
Polski Koncern Naftowy Orlen SA	3,127	49,572
Powszechna Kasa Oszczednosci Bank Polski SA	13,045	116,068

Total Poland		165,640

Portugal - 0.1%
EDP - Energias de Portugal SA	14,836	72,449
Galp Energia SGPS SA	3,058	35,765

Total Portugal		108,214

Russia - 0.0%
Evraz PLC*†	5,263	0
Magnit PJSC*†	447	0
Magnit PJSC, GDR*†(c)	1	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0
MMC Norilsk Nickel PJSC*†	321	0
MMC Norilsk Nickel PJSC, ADR*†	5	0
Mobile TeleSystems PJSC, ADR*†	3,583	0
Novolipetsk Steel PJSC*†	11,640	0
PhosAgro PJSC*†	247	0
PhosAgro PJSC, GDR*†	4	0
Polyus PJSC*†	83	0
Sberbank of Russia PJSC*†	14,088	0
Sberbank of Russia PJSC, ADR*†	6,465	0
Severstal PAO, GDR*†(c)	1,737	0
Tatneft PJSC*†	2,124	0
Tatneft PJSC, ADR*†	85	0

Total Russia		0

Saudi Arabia - 0.4%
Advanced Petrochemical Co.	3,185	37,449
Arabian Centres Co. Ltd.	5,648	33,430
Sahara International Petrochemical Co.	6,592	64,765
Saudi Basic Industries Corp.	6,895	162,140
Saudi Cement Co.	3,475	55,034
Saudi Industrial Investment Group	6,467	45,692
Yanbu National Petrochemical Co.	4,400	55,664

Total Saudi Arabia		454,174

Singapore - 1.0%
CapitaLand Ascendas REIT	27,300	54,868
CapitaLand Integrated Commercial Trust	34,300	48,408
DBS Group Holdings Ltd.	11,514	268,080
Frasers Centrepoint Trust	22,000	35,601
Frasers Logistics & Commercial Trust	52,200	48,214
Keppel Corp. Ltd.	6,000	29,748
Mapletree Industrial Trust	29,000	47,357
Mapletree Logistics Trust	33,700	40,340
Mapletree Pan Asia Commercial Trust	39,000	46,684
Olam Group Ltd.	37,800	38,824
Oversea-Chinese Banking Corp. Ltd.	23,113	209,722
Singapore Technologies Engineering Ltd.	15,600	42,419
United Overseas Bank Ltd.	8,513	176,129
Venture Corp. Ltd.	800	8,695

Total Singapore		1,095,089

South Africa - 0.6%
Absa Group Ltd.	7,003	62,244
Anglo American Platinum Ltd.	434	19,556
Exxaro Resources Ltd.	5,115	44,478
FirstRand Ltd.	32,230	116,866
Impala Platinum Holdings Ltd.	8,025	53,236
Nedbank Group Ltd.	6,484	78,455
Sanlam Ltd.	13,752	42,476
Sasol Ltd.	3,550	43,834
Standard Bank Group Ltd.	10,953	102,942
Thungela Resources Ltd.	3,467	27,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
Vodacom Group Ltd.	8,634	$53,565

Total South Africa		644,803

South Korea - 0.5%
Hana Financial Group, Inc.	1,517	45,131
KB Financial Group, Inc.	3,455	125,205
KT&G Corp.	636	39,966
POSCO Holdings, Inc.	773	227,620
Shinhan Financial Group Co. Ltd.	4,037	104,169
Woori Financial Group, Inc.	9,002	80,547

Total South Korea		622,638

Spain - 2.0%
Acerinox SA	3,378	35,837
ACS Actividades de Construccion y Servicios SA(a)	3,177	111,505
Banco Bilbao Vizcaya Argentaria SA	28,291	217,046
Banco Santander SA	56,949	210,315
Bankinter SA(a)	5,294	32,517
CaixaBank SA	25,753	106,401
Endesa SA(a)	11,386	244,095
Fluidra SA(a)	1,628	31,669
Fomento de Construcciones y Contratas SA*(a)	3,735	48,165
Iberdrola SA	23,185	302,273
Industria de Diseno Textil SA	9,024	349,110
Inmobiliaria Colonial Socimi SA(a)	10,604	64,150
Merlin Properties Socimi SA	8,798	75,253
Naturgy Energy Group SA(a)	5,322	158,280
Redeia Corp. SA(a)	2,528	42,433
Repsol SA(a)	6,400	93,075
Telefonica SA	36,571	148,265

Total Spain		2,270,389

Sweden - 0.6%
Autoliv, Inc.	581	49,408
Fabege AB(a)	4,343	31,185
Husqvarna AB, Class B(a)	4,408	39,847
Nordnet AB publ	2,645	35,336
Skandinaviska Enskilda Banken AB, Class A	6,887	75,971
SKF AB, Class B	1,770	30,742
SSAB AB, Class B	10,296	71,206
Svenska Handelsbanken AB, Class A	5,715	47,799
Swedbank AB, Class A	7,140	120,209
Tele2 AB, Class B	2,958	24,406
Telia Co. AB	24,442	53,517
Thule Group AB(b)	1,735	50,935

Total Sweden		630,561

Switzerland - 2.2%
Baloise Holding AG, Registered Shares	519	76,227
Helvetia Holding AG, Registered Shares	459	62,079
Holcim AG, Registered Shares*	2,531	170,308
Julius Baer Group Ltd.	1,285	80,922
Kuehne & Nagel International AG, Registered Shares	497	147,047
Novartis AG, Registered Shares	10,470	1,053,261
OC Oerlikon Corp. AG, Registered Shares	4,684	23,330
Swiss Life Holding AG, Registered Shares	118	68,981
Swiss Prime Site AG, Registered Shares	577	50,080
Swiss Re AG	1,674	168,476
Swisscom AG, Registered Shares	342	213,232
Zurich Insurance Group AG	757	359,525

Total Switzerland		2,473,468

Taiwan - 3.5%
ASE Technology Holding Co. Ltd.	73,000	259,002
Asia Cement Corp.	24,000	34,215
Asustek Computer, Inc.	11,000	111,079
AUO Corp.	122,000	72,860
Cathay Financial Holding Co. Ltd.	72,958	101,082
China Development Financial Holding Corp.*	149,000	59,323
China Steel Corp.	268,000	252,988
CTBC Financial Holding Co. Ltd.	162,480	129,642
Far Eastern New Century Corp.	47,000	50,479
Far EasTone Telecommunications Co. Ltd.	23,000	58,046
Formosa Chemicals & Fibre Corp.	26,000	56,016
Formosa Plastics Corp.	69,000	189,867
Fubon Financial Holding Co. Ltd.	94,888	185,239
Giant Manufacturing Co. Ltd.	6,217	45,912
Hon Hai Precision Industry Co. Ltd.	74,000	268,490
Innolux Corp.	122,000	59,738
Largan Precision Co. Ltd.	1,000	68,391
Lite-On Technology Corp., ADR	21,000	69,788
MediaTek, Inc.	23,000	508,083
Mega Financial Holding Co. Ltd.	77,314	94,829
Micro-Star International Co. Ltd.	15,000	85,007
Nan Ya Plastics Corp.	103,000	239,769
Novatek Microelectronics Corp.	7,000	95,860
Pegatron Corp.	24,680	59,274
Pou Chen Corp.	44,000	44,502
Powerchip Semiconductor Manufacturing Corp.	27,000	26,831
Quanta Computer, Inc.	30,210	147,439
Realtek Semiconductor Corp.	6,000	74,652
SinoPac Financial Holdings Co. Ltd.	154,503	86,071
Taiwan Mobile Co. Ltd.	24,000	73,670
United Microelectronics Corp.	114,000	177,527
Wistron Corp.	31,000	90,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
Yang Ming Marine Transport Corp.*	32,000	$64,731
Yuanta Financial Holding Co. Ltd.	119,430	88,582

Total Taiwan		4,029,363

Thailand - 0.2%
PTT Exploration & Production PCL, NVDR	15,100	63,884
PTT PCL, NVDR	129,500	122,359
Siam Cement PCL, NVDR	6,100	55,400

Total Thailand		241,643

United Kingdom - 3.0%
Anglo American PLC	6,666	189,243
Aviva PLC	12,904	64,834
Bellway PLC	1,596	40,338
BP PLC	63,557	370,362
British American Tobacco PLC	10,790	357,762
British Land Co. PLC	8,380	32,260
BT Group PLC(a)	45,508	70,788
Games Workshop Group PLC	297	41,233
HSBC Holdings PLC	105,197	831,476
Imperial Brands PLC	6,453	142,627
J. Sainsbury PLC	18,420	62,995
Kingfisher PLC	12,968	38,200
Land Securities Group PLC	6,460	47,159
Legal & General Group PLC	16,924	48,907
Lloyds Banking Group PLC	269,167	149,167
National Grid PLC	23,741	314,055
OSB Group PLC	6,442	39,312
Pennon Group PLC	3,661	33,093
Severn Trent PLC	1,700	55,459
SSE PLC	3,957	92,616
St. James’s Place PLC	3,443	47,603
Tesco PLC	25,933	81,897
Tritax Big Box REIT PLC	29,790	47,342
United Utilities Group PLC	3,262	39,879
Vodafone Group PLC	157,552	148,165

Total United Kingdom		3,386,772

United States - 57.3%
3M Co.	5,259	526,373
AbbVie, Inc.	20,426	2,751,995
Advance Auto Parts, Inc.	431	30,299
Agree Realty Corp.	708	46,296
ALLETE, Inc.	309	17,913
Alliant Energy Corp.	2,583	135,556
Ally Financial, Inc.	2,554	68,984
Altria Group, Inc.	42,208	1,912,022
American Electric Power Co., Inc.	5,178	435,988
Americold Realty Trust, Inc.	1,813	58,560
Amgen, Inc.	4,704	1,044,382
Annaly Capital Management, Inc.	8,613	172,346
Antero Midstream Corp.	5,288	61,341
Apartment Income REIT Corp.	2,019	72,866
Ares Management Corp., Class A	1,150	110,803
Associated Banc-Corp.	1,393	22,608
Atlantic Union Bankshares Corp.	1,229	31,893
AvalonBay Communities, Inc.	827	156,526
Avangrid, Inc.	3,071	115,715
Bank of Hawaii Corp.(a)	438	18,059
Bank of New York Mellon Corp.	5,212	232,038
Bank OZK	1,342	53,895
Best Buy Co., Inc.	2,425	198,729
Black Hills Corp.	828	49,895
BlackRock, Inc.	964	666,259
Blackstone Mortgage Trust, Inc., Class A(a)	1,453	30,237
Blue Owl Capital, Inc.	4,271	49,757
Boston Properties, Inc.	1,445	83,218
Brixmor Property Group, Inc.	2,435	53,570
Broadcom, Inc.	2,815	2,441,815
Brookfield Renewable Corp., Class A	2,159	68,052
Cadence Bank	1,298	25,493
Cal-Maine Foods, Inc.	984	44,280
Campbell Soup Co.	1,644	75,147
Carlyle Group, Inc.	3,390	108,311
Cathay General Bancorp	1,089	35,055
Chemours Co.	1,063	39,214
Chevron Corp.	19,362	3,046,611
Chord Energy Corp.	479	73,670
Cisco Systems, Inc.	29,950	1,549,613
Citigroup, Inc.	16,438	756,806
Citizens Financial Group, Inc.	3,728	97,226
Clearway Energy, Inc., Class C	1,142	32,616
Clorox Co.	790	125,642
CMS Energy Corp.	2,605	153,044
CNA Financial Corp.	2,938	113,466
Coca-Cola Co.	37,303	2,246,387
Cogent Communications Holdings, Inc.	440	29,608
Cohen & Steers, Inc.	751	43,550
Columbia Banking System, Inc.	2,129	43,176
Comcast Corp., Class A	31,203	1,296,485
Comerica, Inc.	911	38,590
Conagra Brands, Inc.	3,157	106,454
Consolidated Edison, Inc.	3,688	333,395
Corning, Inc.	5,482	192,089
Cousins Properties, Inc.	1,978	45,098
Cracker Barrel Old Country Store, Inc.(a)	308	28,699
Crown Castle, Inc.	3,593	409,386
CubeSmart	1,842	82,264
CVB Financial Corp.	1,132	15,033
CVR Energy, Inc.(a)	1,654	49,554
Darden Restaurants, Inc.	844	141,016
Digital Realty Trust, Inc.	2,831	322,366
Dominion Energy, Inc.	6,185	320,321
Douglas Emmett, Inc.(a)	1,795	22,563
Dow, Inc.	12,404	660,637
DTE Midstream LLC	860	42,630
Duke Energy Corp.	6,073	544,991
EastGroup Properties, Inc.	477	82,807
Eastman Chemical Co.	870	72,836
Edison International	3,228	224,185
Entergy Corp.	1,398	136,123
EPR Properties	1,904	89,107
Equitrans Midstream Corp.	5,335	51,003
Equity Residential	3,934	259,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
Essential Properties Realty Trust, Inc.	2,879	$67,772
Essex Property Trust, Inc.	429	100,515
Evercore, Inc., Class A	442	54,627
Evergy, Inc.	1,636	95,575
Eversource Energy	3,308	234,603
Exelon Corp.	6,566	267,499
Extra Space Storage, Inc.	852	126,820
Exxon Mobil Corp.	41,355	4,435,324
Federal Realty Investment Trust	406	39,289
Fidelity National Financial, Inc.	2,163	77,868
Fifth Third Bancorp	4,673	122,479
First American Financial Corp.	555	31,646
First Hawaiian, Inc.	1,797	32,364
First Interstate BancSystem, Inc., Class A	883	21,051
FirstEnergy Corp.	6,166	239,734
Flowers Foods, Inc.	1,725	42,918
FNB Corp.(a)	2,171	24,836
Foot Locker, Inc.(a)	1,067	28,926
Ford Motor Co.	37,811	572,080
Franklin Resources, Inc.	4,214	112,556
Fulton Financial Corp.	3,213	38,299
Gaming & Leisure Properties, Inc.	2,355	114,123
Gap, Inc.	4,415	39,426
Gilead Sciences, Inc.	15,625	1,204,219
Goldman Sachs Group, Inc.	1,963	633,146
GSK PLC	17,092	301,785
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	952	23,800
Hasbro, Inc.	1,126	72,931
Hawaiian Electric Industries, Inc.	732	26,498
Healthpeak Properties, Inc.	4,508	90,611
Hewlett Packard Enterprise Co.	9,805	164,724
Highwoods Properties, Inc.	2,724	65,131
HP, Inc.	7,440	228,482
Huntington Bancshares, Inc.	11,832	127,549
Huntsman Corp.	1,688	45,610
Ingredion, Inc.	397	42,062
Innovative Industrial Properties, Inc.	410	29,934
International Business Machines Corp.	9,142	1,223,291
International Flavors & Fragrances, Inc.	1,771	140,954
International Paper Co.	3,182	101,219
Interpublic Group of Cos., Inc.	1,639	63,233
Invesco Ltd.	4,504	75,712
Iron Mountain, Inc.	2,569	145,971
Jackson Financial, Inc., Class A	1,201	36,763
JBG SMITH Properties	1,280	19,251
Jefferies Financial Group, Inc.	1,474	48,893
JPMorgan Chase & Co.	19,570	2,846,261
Juniper Networks, Inc.	3,082	96,559
Kellogg Co.	2,718	183,193
KeyCorp	7,494	69,245
Kilroy Realty Corp.	992	29,849
Kimberly-Clark Corp.	2,404	331,896
Kimco Realty Corp.	5,059	99,763
Kinder Morgan, Inc.	23,990	413,108
Kohl’s Corp.	1,762	40,614
Kraft Heinz Co.	9,663	343,037
Lamar Advertising Co., Class A	1,419	140,836
LCI Industries	271	34,244
Leggett & Platt, Inc.	1,512	44,785
Life Storage, Inc.	1,011	134,423
Lincoln National Corp.	1,118	28,800
LXP Industrial Trust	2,483	24,209
Macy’s, Inc.	1,815	29,131
ManpowerGroup, Inc.	561	44,543
MDU Resources Group, Inc.	1,300	27,222
Medical Properties Trust, Inc.(a)	10,389	96,202
Merck & Co., Inc.	20,834	2,404,035
MetLife, Inc.	4,627	261,564
Morgan Stanley	11,656	995,422
National Fuel Gas Co.	843	43,296
National Health Investors, Inc.	445	23,327
National Storage Affiliates Trust	1,259	43,851
New Jersey Resources Corp.	1,349	63,673
New York Community Bancorp, Inc.(a)	5,248	58,988
NiSource, Inc.	4,484	122,637
NNN REIT, Inc.	2,096	89,688
Nordstrom, Inc.	1,282	26,243
Northern Oil & Gas, Inc.(a)	1,071	36,757
Northern Trust Corp.	1,298	96,234
NRG Energy, Inc.	1,609	60,161
OGE Energy Corp.	2,035	73,077
Old National Bancorp	1,909	26,611
Old Republic International Corp.	1,468	36,950
Omnicom Group, Inc.	1,221	116,178
ONE Gas, Inc.	223	17,129
OneMain Holdings, Inc.	1,764	77,069
Organon & Co.	3,319	69,068
Outfront Media, Inc.	2,823	44,378
PACCAR, Inc.	2,494	208,623
Pacific Premier Bancorp, Inc.	1,044	21,590
Packaging Corp. of America	717	94,759
PacWest Bancorp	762	6,210
Paramount Global, Class B	6,025	95,858
Patterson Cos., Inc.	492	16,364
Pfizer, Inc.	58,727	2,154,106
Philip Morris International, Inc.	25,949	2,533,141
Phillips 66	3,640	347,183
Phillips Edison & Co., Inc.(a)	1,118	38,101
Pinnacle West Capital Corp.	1,071	87,244
PNC Financial Services Group, Inc.	4,396	553,676
Portland General Electric Co.	1,052	49,265
PotlatchDeltic Corp.	1,013	53,537
PPL Corp.	3,994	105,681
Principal Financial Group, Inc.	2,015	152,818
Prosperity Bancshares, Inc.	494	27,901
Prudential Financial, Inc.	3,149	277,805
Public Service Enterprise Group, Inc.	3,347	209,556
Radian Group, Inc.	3,079	77,837
Rayonier, Inc.	1,590	49,926
Realty Income Corp.	5,727	342,417
Regency Centers Corp.	961	59,361
Regions Financial Corp.	6,704	119,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

Investments	Shares	Value
Reynolds Consumer Products, Inc.(a)	1,152	$32,544
Rithm Capital Corp.	6,854	64,085
Ryder System, Inc.	400	33,916
Sabra Health Care REIT, Inc.	3,243	38,170
Scotts Miracle-Gro Co.(a)	699	43,820
Simmons First National Corp., Class A	729	12,575
Simon Property Group, Inc.	4,129	476,817
SL Green Realty Corp.(a)	762	22,898
Sonoco Products Co.	435	25,674
Southern Co.	12,360	868,290
Southwest Gas Holdings, Inc.	476	30,297
Spirit Realty Capital, Inc.	1,011	39,813
STAG Industrial, Inc.	1,783	63,974
Starwood Property Trust, Inc.(a)	5,922	114,887
State Street Corp.	2,673	195,610
Stellantis NV	17,851	313,360
Synovus Financial Corp.	797	24,109
T. Rowe Price Group, Inc.	1,938	217,095
Tapestry, Inc.	2,194	93,903
TFS Financial Corp.	2,102	26,422
Travel & Leisure Co.	943	38,041
Truist Financial Corp.	11,053	335,459
U.S. Bancorp	18,553	612,991
UDR, Inc.	2,223	95,500
UGI Corp.	2,890	77,943
United Bankshares, Inc.(a)	1,740	51,626
United Parcel Service, Inc., Class B	7,782	1,394,924
Unum Group	1,467	69,976
Vail Resorts, Inc.	292	73,514
Valero Energy Corp.	3,963	464,860
Valley National Bancorp	4,631	35,890
Ventas, Inc.	3,398	160,623
Verizon Communications, Inc.	55,770	2,074,086
Viatris, Inc.	11,591	115,678
VICI Properties, Inc.	8,661	272,215
Virtu Financial, Inc., Class A	621	10,613
Vistra Corp.	4,185	109,856
W.P. Carey, Inc.	3,045	205,720
Watsco, Inc.(a)	224	85,449
Webster Financial Corp.	1,253	47,301
WEC Energy Group, Inc.	2,952	260,484
Welltower, Inc.	3,417	276,401
Western Union Co.	3,130	36,715
Whirlpool Corp.	498	74,097
Williams Cos., Inc.	11,798	384,969

Total United States		65,386,032

TOTAL COMMON STOCKS (Cost: $108,081,667)		113,065,514

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree International High Dividend Fund(d)	3,650	134,831
WisdomTree U.S. High Dividend Fund(a)(d)	646	51,402

TOTAL EXCHANGE-TRADED FUNDS (Cost: $172,292)		186,233

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(e) (Cost: $4,602,047)	4,602,047	4,602,047

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $112,856,006)		117,853,794
Other Assets less Liabilities - (3.3)%		(3,798,515)

NET ASSETS - 100.0%		$114,055,279

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,540,486 and the total market value of the collateral held by the Fund was $6,854,826. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $2,252,779.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree International High Dividend Fund	$124,207	$223,697	$204,681	$(6,307)	$(2,085)	$134,831	$8,925
WisdomTree U.S. High Dividend Fund	77,663	64,854	86,807	(3,851)	(457)	51,402	1,034

Total	$201,870	$288,551	$291,488	$(10,158)	$(2,542)	$186,233	$9,959

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch International	7/3/2023	69,248	USD	1,040,790,961	IDR	$—	$(173)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	113,065,514	—	—		113,065,514
Exchange-Traded Funds	186,233	—	—		186,233
Investment of Cash Collateral for Securities Loaned	—	4,602,047	—		4,602,047

Total Investments in Securities	$113,251,747	$4,602,047	$0		$117,853,794

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(173)	$—		$(173)

Total - Net	$113,251,747	$4,601,874	$0		$117,853,621

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

Argentina - 1.0%
MercadoLibre, Inc.*	94	$111,352

Canada - 1.2%
RB Global, Inc.	2,266	135,960

China - 5.7%
Alibaba Group Holding Ltd., ADR*	2,159	179,953
Bilibili, Inc., Class Z*(a)	7,180	106,922
JD Health International, Inc.*(a)(b)	18,100	114,214
Meituan, Class B*(b)	9,600	149,820
PDD Holdings, Inc., ADR*	1,516	104,816

Total China		655,725

France - 0.7%
Adevinta ASA*	12,955	85,129

Germany - 0.9%
Delivery Hero SE*(b)	2,412	106,326

Netherlands - 0.9%
Just Eat Takeaway.com NV*(b)	6,725	102,982

Poland - 0.8%
Allegro.eu SA*(b)	11,632	91,614

United Kingdom - 1.8%
Farfetch Ltd., Class A*(a)	16,640	100,506
London Stock Exchange Group PLC	1,017	108,169

Total United Kingdom		208,675

United States - 86.8%
Activision Blizzard, Inc.*	1,925	162,278
ACV Auctions, Inc., Class A*	7,073	122,151
Airbnb, Inc., Class A*	1,270	162,763
Alphabet, Inc., Class A*	8,258	988,483
Amazon.com, Inc.*	6,182	805,886
American Express Co.	1,072	186,742
Angi, Inc.*	36,791	121,410
Appian Corp., Class A*	2,534	120,618
Apple, Inc.	5,415	1,050,348
Atlassian Corp., Class A*	900	151,029
Booking Holdings, Inc.*	67	180,922
Bumble, Inc., Class A*	7,036	118,064
Cargurus, Inc.*	5,721	129,466
Cboe Global Markets, Inc.	948	130,833
CoStar Group, Inc.*	1,605	142,845
Coursera, Inc.*	9,323	121,385
DoorDash, Inc., Class A*	1,758	134,346
Dropbox, Inc., Class A*	4,730	126,149
Etsy, Inc.*	1,403	118,708
GoodRx Holdings, Inc., Class A*	21,763	120,132
Intercontinental Exchange, Inc.	1,391	157,294
MarketAxess Holdings, Inc.	470	122,867
MasterCard, Inc., Class A	815	320,540
Match Group, Inc.*	3,049	127,601
Meta Platforms, Inc., Class A*	1,826	524,026
Microsoft Corp.	3,017	1,027,409
Nasdaq, Inc.	2,582	128,713
PayPal Holdings, Inc.*	2,345	156,482
Pinterest, Inc., Class A*	4,937	134,978
Procore Technologies, Inc.*	1,941	126,301
ROBLOX Corp., Class A*	3,402	137,101
Roku, Inc.*	1,995	127,600
Salesforce, Inc.*	1,199	253,301
Snap, Inc., Class A*	11,812	139,854
Snowflake, Inc., Class A*	792	139,376
Teladoc Health, Inc.*(a)	5,142	130,195
Tradeweb Markets, Inc., Class A	1,834	125,592
Uber Technologies, Inc.*	3,561	153,728
Unity Software, Inc.*	3,303	143,416
Upstart Holdings, Inc.*(a)	4,021	143,992
Visa, Inc., Class A	1,721	408,703

Total United States		9,923,627

TOTAL COMMON STOCKS (Cost: $13,342,540)		11,421,390

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $238,273)	238,273	238,273

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $13,580,813)		11,659,663
Other Assets less Liabilities - (1.9)%		(220,131)

NET ASSETS - 100.0%		$11,439,532

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $305,744. The Fund also had securities on loan having a total market value of $174,194 that were sold and pending settlement. The total market value of the collateral held by the Fund was $505,395. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $267,122.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

June 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JP Morgan Chase Bank NA	7/3/2023	10,000	EUR	10,909	USD	$1		$—
JP Morgan Chase Bank NA	7/3/2023	825,000	HKD	105,280	USD	—		(5)
JP Morgan Chase Bank NA	7/3/2023	70,000	NOK	6,534	USD	0	^	—
JP Morgan Chase Bank NA	7/4/2023	38,000	EUR	168,436	PLN	1		—
JP Morgan Chase Bank NA	7/4/2023	139,482	HKD	14,000	GBP	—		(0)^

						$2		$(5)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$11,421,390	$—	$—	$11,421,390
Investment of Cash Collateral for Securities Loaned	—	238,273	—	238,273

Total Investments in Securities	$11,421,390	$238,273	$—	$11,659,663

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2	$—	$2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5)	$—	$(5)

Total - Net	$11,421,390	$238,270	$—	$11,659,660

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 103.0%

India - 103.0%

Aerospace & Defense - 1.0%
Bharat Dynamics Ltd.	42,035	$574,011
Bharat Electronics Ltd.	2,783,761	4,267,113
Hindustan Aeronautics Ltd.	87,212	4,031,773
Mazagon Dock Shipbuilders Ltd.	33,191	504,280

Total Aerospace & Defense		9,377,177

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.	172,821	598,602
Allcargo Terminals Ltd.*†	160,853	74,852
TCI Express Ltd.	5,725	109,683
Transport Corp. of India Ltd.	7,867	68,701

Total Air Freight & Logistics		851,838

Automobile Components - 1.9%
Apollo Tyres Ltd.	275,709	1,366,845
Balkrishna Industries Ltd.	47,235	1,364,834
Bharat Forge Ltd.	172,049	1,754,963
Bosch Ltd.	2,972	689,864
Ceat Ltd.	9,366	237,175
Endurance Technologies Ltd.(a)	17,383	334,687
Exide Industries Ltd.*	2,157,196	6,224,179
Gabriel India Ltd.	12	29
JK Tyre & Industries Ltd.	394,754	1,139,228
Motherson Sumi Wiring India Ltd.	801,355	563,631
Samvardhana Motherson International Ltd.	991,434	1,035,711
Sundram Fasteners Ltd.	45,455	674,293
Suprajit Engineering Ltd.	1,866	9,291
Tube Investments of India Ltd.	36,313	1,405,356
UNO Minda Ltd.	42,466	301,168

Total Automobile Components		17,101,254

Automobiles - 2.8%
Bajaj Auto Ltd.	82,596	4,723,561
Eicher Motors Ltd.	59,251	2,585,741
Hero MotoCorp Ltd.	101,678	3,606,859
Mahindra & Mahindra Ltd.	485,365	8,600,181
Maruti Suzuki India Ltd.	41,392	4,939,138
TVS Motor Co. Ltd.	97,307	1,572,415

Total Automobiles		26,027,895

Banks - 14.9%
AU Small Finance Bank Ltd.(a)	113,688	1,044,428
Axis Bank Ltd.	2,206,629	26,560,646
Bandhan Bank Ltd.*(a)	286,707	845,936
Bank of Baroda	1,676,321	3,889,594
Bank of India	2,645,919	2,373,824
Bank of Maharashtra	2,751,176	969,193
Canara Bank	793,275	2,918,832
Central Bank of India Ltd.*	1,273,465	450,949
City Union Bank Ltd.	342,510	531,491
CSB Bank Ltd.*	364,070	1,261,478
DCB Bank Ltd.	596,453	889,922
Equitas Small Finance Bank Ltd.*(a)	506	556
Federal Bank Ltd.	3,054,230	4,696,596
ICICI Bank Ltd.	3,535,434	40,277,519
IDBI Bank Ltd.*	1,965,121	1,325,870
IDFC First Bank Ltd.*	1,268,198	1,227,444
Indian Bank	932,991	3,327,145
Indian Overseas Bank*	1,571,078	467,285
IndusInd Bank Ltd.	373,664	6,261,344
Jammu & Kashmir Bank Ltd.*	1,178,274	871,107
Karnataka Bank Ltd.	810,818	1,871,470
Karur Vysya Bank Ltd.	1,335,557	2,029,312
Kotak Mahindra Bank Ltd.	550,708	12,395,860
Punjab National Bank	5,088,863	3,203,947
South Indian Bank Ltd.*	22,783	5,360
State Bank of India	2,086,104	14,567,032
UCO Bank*	397,791	132,862
Union Bank of India Ltd.*	3,866,497	3,405,256

Total Banks		137,802,258

Beverages - 0.3%
Radico Khaitan Ltd.	59,413	875,302
United Spirits Ltd.*	60,647	674,363
Varun Beverages Ltd.	117,483	1,149,321

Total Beverages		2,698,986

Biotechnology - 0.1%
Biocon Ltd.	164,638	532,830

Broadline Retail - 0.0%
Vakrangee Ltd.	6,161	1,224

Building Products - 0.2%
Astral Ltd.	24,258	586,245
Blue Star Ltd.	54,029	505,211
Electrosteel Castings Ltd.	16,954	12,369
Kajaria Ceramics Ltd.	11,460	175,680
Prince Pipes & Fittings Ltd.	38,072	311,519

Total Building Products		1,591,024

Capital Markets - 0.5%
Anand Rathi Wealth Ltd.	7,808	82,419
Angel One Ltd.	222	4,651
CRISIL Ltd.	9,336	444,169
HDFC Asset Management Co. Ltd.(a)	894	25,017
ICICI Securities Ltd.(a)	77,336	573,589
Indian Energy Exchange Ltd.(a)	335,996	520,564
Motilal Oswal Financial Services Ltd.	174,694	1,550,257
Multi Commodity Exchange of India Ltd.	17,098	312,713
Nippon Life India Asset Management Ltd.(a)	835	2,933
Share India Securities Ltd.	2,508	39,965
UTI Asset Management Co. Ltd.	71,406	683,323

Total Capital Markets		4,239,600

Chemicals - 4.1%
Aarti Industries Ltd.	267,979	1,645,056
Advanced Enzyme Technologies Ltd.	1,357	4,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

Investments	Shares	Value
Alkyl Amines Chemicals	14,311	$475,413
Andhra Sugars Ltd.	117,912	161,051
Asian Paints Ltd.	97,279	3,986,736
Atul Ltd.	16,568	1,412,757
Balaji Amines Ltd.*	5,206	147,008
BASF India Ltd.	13,182	421,541
Berger Paints India Ltd.	91,955	760,087
Bhansali Engineering Polymers Ltd.	2,131	3,416
Camlin Fine Sciences Ltd.*	87,828	174,401
Castrol India Ltd.	1,570	2,312
Chambal Fertilisers & Chemicals Ltd.	253,077	841,109
Chemplast Sanmar Ltd.*	1,538	8,523
Coromandel International Ltd.	91,931	1,062,791
DCM Shriram Ltd.	89,141	980,933
Deepak Fertilisers & Petrochemicals Corp. Ltd.	86,276	591,781
Deepak Nitrite Ltd.	48,452	1,283,854
EID Parry India Ltd.	164,437	926,854
Finolex Industries Ltd.	512,782	1,098,869
Galaxy Surfactants Ltd.	13,633	440,376
GHCL Ltd.	98,782	620,426
Gujarat Alkalies & Chemicals Ltd.	32,906	271,956
Gujarat Fluorochemicals Ltd.	319	11,402
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	282,023	2,059,749
Himadri Speciality Chemical Ltd.	252,972	409,202
India Glycols Ltd.	158	1,178
Jubilant Ingrevia Ltd.	72,842	378,700
Kansai Nerolac Paints Ltd.	63,829	350,476
Kiri Industries Ltd.*	2,156	7,294
Linde India Ltd.*	15,186	799,051
Manali Petrochemicals Ltd.	241,044	194,366
Navin Fluorine International Ltd.	16,105	883,813
NOCIL Ltd.	5,857	15,789
Panama Petrochem Ltd.	314	1,166
PCBL Ltd.	117,254	232,618
PI Industries Ltd.	31,268	1,494,769
Pidilite Industries Ltd.	40,990	1,297,660
Polyplex Corp. Ltd.	43,048	688,910
Rain Industries Ltd.	213,529	424,787
Rallis India Ltd.	194,289	466,798
Rashtriya Chemicals & Fertilizers Ltd.	355,889	473,080
Sharda Cropchem Ltd.	45,626	307,951
Solar Industries India Ltd.	3,760	171,431
SRF Ltd.	74,546	2,080,414
Styrenix Performance Materials Ltd.	3,273	42,704
Sudarshan Chemical Industries Ltd.	193,195	1,143,468
Sumitomo Chemical India Ltd.	23,994	127,609
Supreme Industries Ltd.	41,571	1,620,400
Tata Chemicals Ltd.	11,919	145,493
Thirumalai Chemicals Ltd.	179,653	438,422
UPL Ltd.	532,514	4,463,027
Valiant Organics Ltd.(a)	626	4,267
Vinati Organics Ltd.	11,490	255,322

Total Chemicals		38,313,188

Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp. Ltd.	41,883	324,246

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	161,765	288,288

Construction & Engineering - 2.4%
Ashoka Buildcon Ltd.*	704,079	685,315
Hindustan Construction Co. Ltd.*	2,366,416	578,362
IRB Infrastructure Developers Ltd.	2,214,260	724,715
J Kumar Infraprojects Ltd.	11,097	40,689
Kalpataru Projects International Ltd.	60,194	393,693
KEC International Ltd.*	91,875	617,250
KNR Constructions Ltd.	215,017	634,282
Larsen & Toubro Ltd.	453,499	13,684,919
NBCC India Ltd.	1,088,239	525,308
NCC Ltd.	982,079	1,461,693
Praj Industries Ltd.	24	111
PSP Projects Ltd.	9,312	80,973
Rail Vikas Nigam Ltd.	1,423,033	2,114,525
Voltas Ltd.	91,603	848,349

Total Construction & Engineering		22,390,184

Construction Materials - 3.0%
ACC Ltd.*	45,388	1,003,461
Ambuja Cements Ltd.*	485,937	2,522,794
Birla Corp. Ltd.	55,656	841,391
Dalmia Bharat Ltd.	63,005	1,663,672
Grasim Industries Ltd.	403,121	8,523,962
HeidelbergCement India Ltd.	9,661	20,250
India Cements Ltd.	83,074	214,783
JK Cement Ltd.	21,710	894,983
JK Lakshmi Cement Ltd.	112,224	982,963
Orient Cement Ltd.	475,537	772,986
Ramco Cements Ltd.	79,296	893,377
Rhi Magnesita India Ltd.	1,925	15,154
Shree Cement Ltd.	4,251	1,237,761
UltraTech Cement Ltd.	79,620	8,050,441

Total Construction Materials		27,637,978

Consumer Finance - 0.1%
Cholamandalam Financial Holdings Ltd.	109,698	1,201,665
SBI Cards & Payment Services Ltd.	1,286	13,281

Total Consumer Finance		1,214,946

Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd.*(a)	16,711	792,240

Containers & Packaging - 0.0%
AGI Greenpac Ltd.	26,999	189,996
EPL Ltd.	10,161	26,586
Jai Corp. Ltd.	876	1,780
Time Technoplast Ltd.	18,906	27,390
Uflex Ltd.	28,842	145,623

Total Containers & Packaging		391,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

Investments	Shares	Value
Diversified Telecommunication Services - 0.7%
HFCL Ltd.	655,438	$518,925
Indus Towers Ltd.*	1,915,365	3,834,874
Railtel Corp. of India Ltd.	779	1,242
Tata Communications Ltd.	117,060	2,275,454

Total Diversified Telecommunication Services		6,630,495

Electric Utilities - 2.8%
Adani Transmission Ltd.*	30,357	283,916
CESC Ltd.	1,516,778	1,330,292
Power Grid Corp. of India Ltd.	6,497,606	20,208,922
SJVN Ltd.	94,505	47,116
Tata Power Co. Ltd.	904,567	2,446,214
Torrent Power Ltd.	206,582	1,549,310

Total Electric Utilities		25,865,770

Electrical Equipment - 0.8%
ABB India Ltd.	3,051	164,495
Amara Raja Batteries Ltd.	107,399	891,803
CG Power & Industrial Solutions Ltd.	41,704	192,415
Finolex Cables Ltd.	119,741	1,253,441
Havells India Ltd.	111,665	1,746,104
KEI Industries Ltd.	78,415	2,213,385
Polycab India Ltd.	18,287	791,600

Total Electrical Equipment		7,253,243

Electronic Equipment, Instruments & Components - 0.2%
Redington Ltd.	989,583	2,243,672

Entertainment - 0.1%
Saregama India Ltd.	158,692	789,241

Financial Services - 0.4%
Bajaj Finserv Ltd.	178,177	3,318,709
Infibeam Avenues Ltd.*	683,166	131,160

Total Financial Services		3,449,869

Food Products - 1.4%
Avanti Feeds Ltd.	3,161	15,106
Balrampur Chini Mills Ltd.	342,804	1,607,333
Britannia Industries Ltd.	36,529	2,237,326
CCL Products India Ltd.	74,346	602,163
Dalmia Bharat Sugar & Industries Ltd.	8	36
Godrej Agrovet Ltd.(a)	1,815	10,038
Gujarat Ambuja Exports Ltd.	100,176	291,359
Kaveri Seed Co. Ltd.	49,849	309,808
KRBL Ltd.	120,445	499,846
LT Foods Ltd.	481,788	773,457
Marico Ltd.	220,990	1,430,278
Mrs Bectors Food Specialities Ltd.	34,096	335,386
Nestle India Ltd.	8,445	2,356,792
Patanjali Foods Ltd.	40	580
Tata Coffee Ltd.	38,233	115,557
Tata Consumer Products Ltd.	160,833	1,687,803
Triveni Engineering & Industries Ltd.	71,597	247,075
Venky’s India Ltd.	6,080	125,737
Zydus Wellness Ltd.	1,200	21,708

Total Food Products		12,667,388

Gas Utilities - 1.8%
Adani Total Gas Ltd.	14,528	115,925
GAIL India Ltd.	9,947,111	12,737,589
Gujarat Gas Ltd.	142,527	807,962
Gujarat State Petronet Ltd.	539,150	1,869,432
Indraprastha Gas Ltd.	264,755	1,527,639

Total Gas Utilities		17,058,547

Ground Transportation - 0.1%
Container Corp. of India Ltd.	113,354	914,445
TransIndia Realty & Logistics Parks Ltd.*†	160,853	74,852

Total Ground Transportation		989,297

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	10,966	153,710

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	23,143	1,438,238
Aster DM Healthcare Ltd.*(a)	97,778	333,967
Dr. Lal PathLabs Ltd.(a)	6,215	171,170
Fortis Healthcare Ltd.*	1,762	6,767
Max Healthcare Institute Ltd.*	174,654	1,276,221
Metropolis Healthcare Ltd.(a)	24,127	439,123
Vijaya Diagnostic Centre Pvt Ltd.	730	4,206

Total Health Care Providers & Services		3,669,692

Hotels, Restaurants & Leisure - 0.1%
Delta Corp. Ltd.	1,522	4,712
Jubilant Foodworks Ltd.	99,981	610,894

Total Hotels, Restaurants & Leisure		615,606

Household Durables - 0.2%
Amber Enterprises India Ltd.*	382	10,506
Bajaj Electricals Ltd.	4	62
Crompton Greaves Consumer Electricals Ltd.	232,131	819,315
Dixon Technologies India Ltd.	10,514	562,455
Orient Electric Ltd.	166,106	484,734
Stove Kraft Ltd.*	558	2,965
Whirlpool of India Ltd.*	19,676	353,568

Total Household Durables		2,233,605

Household Products - 0.0%
Jyothy Labs Ltd.	38,395	101,023

Independent Power & Renewable Electricity Producers - 2.8%
Adani Power Ltd.*	402,548	1,226,002
Jaiprakash Power Ventures Ltd.*	3,484,427	261,217
JSW Energy Ltd.	264,266	878,618
NHPC Ltd.	5,722,785	3,205,436
NLC India Ltd.	55,659	73,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

Investments	Shares	Value
NTPC Ltd.	8,663,225	$19,974,694

Total Independent Power & Renewable Electricity Producers		25,619,547

Industrial Conglomerates - 0.4%
Apar Industries Ltd.	11,147	471,507
Godrej Industries Ltd.*	45,706	288,517
Nava Ltd.	302,563	1,128,946
Siemens Ltd.	47,469	2,179,398

Total Industrial Conglomerates		4,068,368

Insurance - 0.7%
HDFC Life Insurance Co. Ltd.(a)	74,527	591,592
ICICI Lombard General Insurance Co. Ltd.(a)	155,366	2,546,214
ICICI Prudential Life Insurance Co. Ltd.(a)	111,540	778,395
Max Financial Services Ltd.*	49,541	489,665
New India Assurance Co. Ltd.(a)	333,013	474,740
SBI Life Insurance Co. Ltd.(a)	72,031	1,147,509

Total Insurance		6,028,115

Interactive Media & Services - 1.5%
Brightcom Group Ltd.	2,278,387	866,515
Info Edge India Ltd.	230,937	12,621,746
Just Dial Ltd.*	88,537	797,236

Total Interactive Media & Services		14,285,497

IT Services - 10.7%
Cigniti Technologies Ltd.	51	529
Coforge Ltd.	20,664	1,186,723
Happiest Minds Technologies Ltd.	746	8,898
HCL Technologies Ltd.	1,084,257	15,700,902
Infosys Ltd.	2,172,420	35,365,670
LTIMindtree Ltd.(a)	32,696	2,071,373
Mphasis Ltd.	89,343	2,063,837
Persistent Systems Ltd.	27,153	1,658,596
Sonata Software Ltd.	75,140	924,592
Tata Consultancy Services Ltd.	642,134	25,848,171
Tech Mahindra Ltd.	619,875	8,544,828
VL E-Governance & IT Solutions Ltd.*†	583	139
Wipro Ltd.	987,542	4,684,538
Zensar Technologies Ltd.	166,103	783,477

Total IT Services		98,842,273

Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	46,626	2,036,770
Syngene International Ltd.(a)	65,887	614,446

Total Life Sciences Tools & Services		2,651,216

Machinery - 0.8%
AIA Engineering Ltd.	33,958	1,324,791
Cochin Shipyard Ltd.(a)	67,897	468,282
Cummins India Ltd.	96,469	2,284,952
Escorts Kubota Ltd.	19,762	541,625
Grindwell Norton Ltd.	15,577	433,011
Jamna Auto Industries Ltd.	217,245	269,980
Schaeffler India Ltd.	4,820	181,995
SKF India Ltd.	15,700	952,464
Thermax Ltd.	22,232	618,359
Timken India Ltd.	10,860	453,211

Total Machinery		7,528,670

Marine Transportation - 0.1%
Shipping Corp. of India Land and Assets Ltd.*†	519,128	168,642
Shipping Corp. of India Ltd.	557,745	685,315

Total Marine Transportation		853,957

Media - 0.3%
Affle India Ltd.*	57,133	763,503
Hathway Cable & Datacom Ltd.*	22,226	3,982
Network18 Media & Investments Ltd.*	868,318	664,711
Sun TV Network Ltd.	92,185	493,590
TV18 Broadcast Ltd.*	484,731	220,691
Zee Entertainment Enterprises Ltd.	125,227	270,722

Total Media		2,417,199

Metals & Mining - 17.1%
APL Apollo Tubes Ltd.	88,921	1,414,845
Hindalco Industries Ltd.	3,525,228	18,088,890
Hindustan Zinc Ltd.	529,219	1,982,727
Jindal Saw Ltd.	270,077	842,465
Jindal Stainless Ltd.	1,539,173	6,199,001
Jindal Steel & Power Ltd.	935,752	6,627,786
JSW Steel Ltd.	1,949,419	18,649,122
Kirloskar Ferrous Industries Ltd.	82,289	471,749
Maharashtra Seamless Ltd.	514	2,985
Maithan Alloys Ltd.	8,411	100,282
Mishra Dhatu Nigam Ltd.(a)	2,752	9,794
MM Forgings Ltd.	144	1,626
National Aluminium Co. Ltd.	4,033,115	4,033,791
NMDC Ltd.	4,016,515	5,123,690
NMDC Steel Ltd.*	3,443,700	1,826,034
Ramkrishna Forgings Ltd.	57,274	310,469
Ratnamani Metals & Tubes Ltd.	13,539	374,997
Sandur Manganese & Iron Ores Ltd.	38,576	579,513
Sarda Energy & Minerals Ltd.*	81,523	1,458,567
Shyam Metalics & Energy Ltd.	1,636	7,156
Steel Authority of India Ltd.	9,868,544	10,285,216
Sunflag Iron & Steel Co. Ltd.*	67,536	132,337
Surya Roshni Ltd.	65,953	696,944
Tata Metaliks Ltd.	79,660	772,409
Tata Steel Long Products Ltd.*	132,330	1,092,772
Tata Steel Ltd.	42,922,117	58,599,425
Tinplate Co. of India Ltd.*	120,905	491,660
Usha Martin Ltd.	228,961	754,679
Vedanta Ltd.	4,685,086	15,873,710
Welspun Corp. Ltd.	428,885	1,364,245

Total Metals & Mining		158,168,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

Investments	Shares	Value
Office REITs - 0.0%
Mindspace Business Parks REIT(a)	1,070	$4,032

Oil, Gas & Consumable Fuels - 17.9%
Aegis Logistics Ltd.	449,946	1,760,596
Bharat Petroleum Corp. Ltd.	2,091,356	9,297,323
Chennai Petroleum Corp. Ltd.	461,302	2,180,376
Coal India Ltd.	4,474,500	12,599,424
Great Eastern Shipping Co. Ltd.	221,977	2,009,086
Hindustan Petroleum Corp. Ltd.	2,621,291	8,750,285
Indian Oil Corp. Ltd.	17,399,858	19,364,696
Oil & Natural Gas Corp. Ltd.	17,572,407	34,336,733
Oil India Ltd.	2,198,189	6,563,518
Petronet LNG Ltd.	1,992,302	5,408,410
Reliance Industries Ltd.	2,054,915	63,880,869

Total Oil, Gas & Consumable Fuels		166,151,316

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	46,743	377,083
Century Textiles & Industries Ltd.	352	3,697
Greenply Industries Ltd.	109,862	239,045
JK Paper Ltd.	75,543	294,902
West Coast Paper Mills Ltd.	1,311	7,997

Total Paper & Forest Products		922,724

Personal Care Products - 1.4%
Bajaj Consumer Care Ltd.	2,091	4,940
Colgate-Palmolive India Ltd.	61,070	1,256,667
Dabur India Ltd.	208,512	1,456,270
Emami Ltd.	2,130	11,027
Godrej Consumer Products Ltd.*	184,819	2,435,379
Hindustan Unilever Ltd.	227,343	7,421,824

Total Personal Care Products		12,586,107

Pharmaceuticals - 3.4%
Aarti Drugs Ltd.	213,175	1,208,584
Aarti Pharmalabs Ltd.*	21,013	95,015
Ajanta Pharma Ltd.	21,652	390,395
Alembic Pharmaceuticals Ltd.	81,494	632,193
Alkem Laboratories Ltd.	18,385	787,259
AMI Organics Ltd.	1,739	26,968
Aurobindo Pharma Ltd.	412,442	3,656,794
Caplin Point Laboratories Ltd.	470	4,621
Cipla Ltd.	287,753	3,560,071
Dr. Reddy’s Laboratories Ltd.	66,544	4,185,228
Eris Lifesciences Ltd.(a)	11,963	101,918
FDC Ltd.*	10	38
Gland Pharma Ltd.*(a)	514	6,657
GlaxoSmithKline Pharmaceuticals Ltd.	2,344	40,719
Glenmark Pharmaceuticals Ltd.	291,591	2,402,786
Granules India Ltd.	176,942	640,376
Indoco Remedies Ltd.	1,538	6,130
IOL Chemicals & Pharmaceuticals Ltd.	77,319	393,681
Ipca Laboratories Ltd.	58,777	532,234
JB Chemicals & Pharmaceuticals Ltd.	14,642	422,458
Jubilant Pharmova Ltd.	2,606	12,660
Laurus Labs Ltd.(a)	1,140	5,095
Marksans Pharma Ltd.	5,202	5,783
Natco Pharma Ltd.	2,355	19,900
Neuland Laboratories Ltd.	11,188	386,054
Sequent Scientific Ltd.*	761,563	875,875
Shilpa Medicare Ltd.	98	340
Sun Pharmaceutical Industries Ltd.	413,575	5,301,504
Suven Pharmaceuticals Ltd.	128,858	763,146
Torrent Pharmaceuticals Ltd.	41,505	963,781
Zydus Lifesciences Ltd.	555,386	3,947,253

Total Pharmaceuticals		31,375,516

Professional Services - 0.3%
Computer Age Management Services Ltd.	12,914	346,092
Datamatics Global Services Ltd.	2,116	14,398
eClerx Services Ltd.	24,975	494,697
Firstsource Solutions Ltd.	606,215	940,696
L&T Technology Services Ltd.(a)	16,751	803,713

Total Professional Services		2,599,596

Real Estate Management & Development - 0.5%
BEML Land Assets Ltd.*	15,621	30,476
DLF Ltd.	348,528	2,084,084
Macrotech Developers Ltd.*(a)	236	1,956
Oberoi Realty Ltd.	99,681	1,196,615
Phoenix Mills Ltd.	28,097	535,439
Prestige Estates Projects Ltd.	124,258	870,709
Sobha Ltd.	48,687	318,700

Total Real Estate Management & Development		5,037,979

Semiconductors & Semiconductor Equipment - 0.0%
Borosil Renewables Ltd.*	46,461	286,543

Software - 0.9%
Birlasoft Ltd.	391,931	1,714,657
Cyient Ltd.	86,385	1,580,252
Intellect Design Arena Ltd.	3,487	26,719
KPIT Technologies Ltd.	45,763	607,933
Newgen Software Technologies Ltd.	59,763	494,430
Oracle Financial Services Software Ltd.	41,991	1,975,085
Route Mobile Ltd.	1,603	31,129
Tanla Platforms Ltd.	46,547	580,361
Tata Elxsi Ltd.	11,677	1,080,143

Total Software		8,090,709

Textiles, Apparel & Luxury Goods - 0.9%
Dollar Industries Ltd.	212	982
Filatex India Ltd.	376	180
GHCL Textiles Ltd.*	97,176	86,709
Gokaldas Exports Ltd.*	25,582	150,649
Indo Count Industries Ltd.	3,051	7,697
Kalyan Jewellers India Ltd.*	21,812	39,098
KPR Mill Ltd.	59,069	478,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

Investments	Shares	Value
LUX Industries Ltd.*	60,412	$1,111,126
Page Industries Ltd.	640	293,702
Rajesh Exports Ltd.	126,686	845,333
Raymond Ltd.	10,501	216,846
Relaxo Footwears Ltd.	120,097	1,330,731
Rupa & Co. Ltd.	1,384	4,543
Siyaram Silk Mills Ltd.	15,859	104,623
Titan Co. Ltd.	83,248	3,092,667
Trident Ltd.	504,742	204,269
Vaibhav Global Ltd.	37	139
Vardhman Textiles Ltd.*	22,807	101,877
Welspun India Ltd.	424,942	478,884

Total Textiles, Apparel & Luxury Goods		8,548,590

Tobacco - 1.4%
Godfrey Phillips India Ltd.	9,764	200,621
ITC Ltd.	2,356,876	12,974,328

Total Tobacco		13,174,949

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	58,441	1,701,200

Transportation Infrastructure - 0.5%
Adani Ports & Special Economic Zone Ltd.	553,871	4,991,076

Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd.	217,709	2,332,040

TOTAL COMMON STOCKS (Cost: $585,394,287)		953,563,794

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(b) (Cost: $26,901)	1,100	36,488

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $585,421,188)		953,600,282
Other Assets less Liabilities - (3.0)%		(27,610,310)

NET ASSETS - 100.0%		$925,989,972

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $318,485, which represents 0.03% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$32,913	$—	$—	$—	$3,575	$36,488	$28

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Air Freight & Logistics	$776,986	$—	$74,852	*	$851,838
Ground Transportation	914,445	—	74,852	*	989,297
Marine Transportation	685,315	—	168,642	*	853,957
IT Services	—	—	139	*	139
Other	950,868,563	—	—		950,868,563
Exchange-Traded Fund	36,488	—	—		36,488

Total Investments in Securities	$953,281,797	$—	$318,485		$953,600,282

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 102.7%

India - 102.7%
Automobile Components - 2.9%
Apollo Tyres Ltd.	2,666	$13,217
Balkrishna Industries Ltd.	647	18,695
Bharat Forge Ltd.	1,918	19,564
Bosch Ltd.	73	16,945
Motherson Sumi Wiring India Ltd.	15,084	10,609
MRF Ltd.	20	24,687
Samvardhana Motherson International Ltd.	14,604	15,256
Sona Blw Precision Forgings Ltd.(a)	2,559	16,091
Sundram Fasteners Ltd.	833	12,357
Tube Investments of India Ltd.	832	32,199
UNO Minda Ltd.	1,560	11,064

Total Automobile Components		190,684

Automobiles - 8.2%
Bajaj Auto Ltd.	580	33,169
Eicher Motors Ltd.	1,229	53,634
Hero MotoCorp Ltd.	1,065	37,779
Mahindra & Mahindra Ltd.	8,165	144,676
Maruti Suzuki India Ltd.	1,100	131,259
Tata Motors Ltd.*	14,919	108,306
TVS Motor Co. Ltd.	1,866	30,153

Total Automobiles		538,976

Banks - 15.4%
AU Small Finance Bank Ltd.(a)	2,875	26,412
Axis Bank Ltd.	21,050	253,374
Bandhan Bank Ltd.*(a)	6,477	19,110
Federal Bank Ltd.	12,012	18,471
ICICI Bank Ltd.	41,696	475,023
IDFC First Bank Ltd.*	22,445	21,724
Kotak Mahindra Bank Ltd.	9,002	202,625

Total Banks		1,016,739

Beverages - 1.3%
Radico Khaitan Ltd.	666	9,812
United Breweries Ltd.	609	11,224
United Spirits Ltd.*	2,616	29,089
Varun Beverages Ltd.	3,834	37,507

Total Beverages		87,632

Biotechnology - 0.2%
Biocon Ltd.	3,739	12,101

Building Products - 0.6%
Astral Ltd.	1,103	26,656
Kajaria Ceramics Ltd.	718	11,007

Total Building Products		37,663

Capital Markets - 0.4%
HDFC Asset Management Co. Ltd.(a)	543	15,195
IDFC Ltd.	9,782	12,246

Total Capital Markets		27,441

Chemicals - 5.7%
Aarti Industries Ltd.	1,719	10,553
Asian Paints Ltd.	3,868	158,520
Atul Ltd.	145	12,364
Berger Paints India Ltd.	2,039	16,854
Carborundum Universal Ltd.	874	12,762
Coromandel International Ltd.	1,015	11,734
Deepak Nitrite Ltd.	555	14,706
Gujarat Fluorochemicals Ltd.	300	10,723
Navin Fluorine International Ltd.	279	15,311
PI Industries Ltd.	685	32,746
Solar Industries India Ltd.	195	8,891
SRF Ltd.	1,197	33,406
Supreme Industries Ltd.	593	23,115
Tata Chemicals Ltd.	1,214	14,819

Total Chemicals		376,504

Construction & Engineering - 0.3%
Voltas Ltd.	1,999	18,513

Construction Materials - 4.3%
ACC Ltd.*	746	16,493
Ambuja Cements Ltd.*	6,245	32,422
Dalmia Bharat Ltd.	726	19,170
Grasim Industries Ltd.	3,140	66,395
JK Cement Ltd.	286	11,790
Ramco Cements Ltd.	1,163	13,103
Shree Cement Ltd.	85	24,750
UltraTech Cement Ltd.	978	98,886

Total Construction Materials		283,009

Consumer Staples Distribution & Retail - 0.9%
Avenue Supermarts Ltd.*(a)	1,221	57,886

Diversified Telecommunication Services - 0.2%
Indus Towers Ltd.*	6,320	12,654

Electrical Equipment - 1.4%
ABB India Ltd.	411	22,159
CG Power & Industrial Solutions Ltd.	4,868	22,460
Havells India Ltd.	2,214	34,621
Polycab India Ltd.	359	15,540

Total Electrical Equipment		94,780

Electronic Equipment, Instruments & Components - 0.3%
Honeywell Automation India Ltd.	20	10,161
Redington Ltd.	4,849	10,994

Total Electronic Equipment, Instruments & Components		21,155

Entertainment - 0.1%
PVR Inox Ltd.*	429	7,182

Financial Services - 0.9%
Bajaj Finserv Ltd.	3,131	58,318

Food Products - 3.7%
Britannia Industries Ltd.	1,017	62,289
Marico Ltd.	4,610	29,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2023

Investments	Shares	Value
Nestle India Ltd.	305	$85,118
Patanjali Foods Ltd.	563	8,158
Tata Consumer Products Ltd.	5,435	57,036

Total Food Products		242,437

Gas Utilities - 0.4%
Adani Total Gas Ltd.	2,288	18,257
Gujarat Gas Ltd.	1,645	9,325

Total Gas Utilities		27,582

Health Care Providers & Services - 1.8%
Apollo Hospitals Enterprise Ltd.	855	53,134
Dr. Lal PathLabs Ltd.(a)	267	7,354
Fortis Healthcare Ltd.*	4,295	16,494
Max Healthcare Institute Ltd.*	6,068	44,340

Total Health Care Providers & Services		121,322

Hotels, Restaurants & Leisure - 1.4%
Indian Hotels Co. Ltd.	7,370	35,262
Jubilant Foodworks Ltd.	2,938	17,951
Zomato Ltd.*	40,186	36,764

Total Hotels, Restaurants & Leisure		89,977

Household Durables - 0.5%
Crompton Greaves Consumer Electricals Ltd.	5,012	17,690
Dixon Technologies India Ltd.	276	14,765

Total Household Durables		32,455

Independent Power & Renewable Electricity Producers - 0.5%
Adani Green Energy Ltd.*	2,954	34,060

Industrial Conglomerates - 0.5%
Siemens Ltd.	744	34,159

Insurance - 2.1%
HDFC Life Insurance Co. Ltd.(a)	7,799	61,908
ICICI Lombard General Insurance Co. Ltd.(a)	2,023	33,154
ICICI Prudential Life Insurance Co. Ltd.(a)	3,490	24,355
Max Financial Services Ltd.*	1,916	18,938

Total Insurance		138,355

Interactive Media & Services - 0.5%
Info Edge India Ltd.	555	30,333

IT Services - 12.0%
Coforge Ltd.	299	17,171
HCL Technologies Ltd.	8,717	126,229
Infosys Ltd.	29,587	481,658
Mphasis Ltd.	669	15,454
Persistent Systems Ltd.	391	23,884
Tech Mahindra Ltd.	5,312	73,225
Wipro Ltd.	11,484	54,476

Total IT Services		792,097

Life Sciences Tools & Services - 0.7%
Divi’s Laboratories Ltd.	1,075	46,959

Machinery - 1.6%
Ashok Leyland Ltd.	12,286	25,070
Cummins India Ltd.	1,117	26,457
Elgi Equipments Ltd.	1,795	11,851
Grindwell Norton Ltd.	394	10,953
Schaeffler India Ltd.	318	12,007
SKF India Ltd.	192	11,648
Thermax Ltd.	333	9,262

Total Machinery		107,248

Media - 0.2%
Zee Entertainment Enterprises Ltd.	7,609	16,449

Metals & Mining - 3.2%
APL Apollo Tubes Ltd.	1,394	22,180
JSW Steel Ltd.	7,577	72,485
Tata Steel Ltd.	64,930	88,646
Vedanta Ltd.	8,640	29,274

Total Metals & Mining		212,585

Oil, Gas & Consumable Fuels - 10.5%
Reliance Industries Ltd.	22,301	693,268

Passenger Airlines - 0.4%
InterGlobe Aviation Ltd.*(a)	855	27,378

Personal Care Products - 5.6%
Colgate-Palmolive India Ltd.	1,149	23,643
Dabur India Ltd.	5,412	37,798
Emami Ltd.	1,820	9,422
Godrej Consumer Products Ltd.*	3,460	45,593
Hindustan Unilever Ltd.	7,877	257,152

Total Personal Care Products		373,608

Pharmaceuticals - 5.3%
Aarti Pharmalabs Ltd.*	508	2,297
Alkem Laboratories Ltd.	355	15,201
Aurobindo Pharma Ltd.	2,237	19,834
Cipla Ltd.	4,592	56,812
Dr. Reddy’s Laboratories Ltd.	1,038	65,284
Ipca Laboratories Ltd.	1,116	10,106
Laurus Labs Ltd.(a)	2,712	12,121
Lupin Ltd.	2,010	22,119
Sun Pharmaceutical Industries Ltd.	8,887	113,920
Torrent Pharmaceuticals Ltd.	816	18,948
Zydus Lifesciences Ltd.	1,980	14,072

Total Pharmaceuticals		350,714

Professional Services - 0.1%
Computer Age Management Services Ltd.	281	7,531

Real Estate Management & Development - 1.4%
DLF Ltd.	5,218	31,202
Godrej Properties Ltd.*	1,006	19,234
Macrotech Developers Ltd.*(a)	1,942	16,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2023

Investments	Shares	Value
Oberoi Realty Ltd.	1,042	$12,509
Phoenix Mills Ltd.	788	15,017

Total Real Estate Management & Development		94,054

Software - 0.7%
KPIT Technologies Ltd.	1,321	17,549
Tata Elxsi Ltd.	293	27,103

Total Software		44,652

Specialty Retail - 0.5%
Trent Ltd.	1,477	31,762

Textiles, Apparel & Luxury Goods - 2.5%
Aditya Birla Fashion & Retail Ltd.*	3,122	8,104
Bata India Ltd.	538	10,988
Page Industries Ltd.	49	22,487
Titan Co. Ltd.	3,373	125,307

Total Textiles, Apparel & Luxury Goods		166,886

Transportation Infrastructure - 0.2%
GMR Airports Infrastructure Ltd.*	20,660	11,005

Wireless Telecommunication Services - 3.3%
Bharti Airtel Ltd.	20,119	215,509

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $5,266,888)		6,783,622
Other Assets less Liabilities - (2.7)%		(176,836)

NET ASSETS - 100.0%		$6,606,786

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,783,622	$—	$—	$6,783,622

Total Investments in Securities	$6,783,622	$—	$—	$6,783,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 9.2%
APA Group	27,651	$178,353
ASX Ltd.	5,545	232,535
Aurizon Holdings Ltd.	814,742	2,125,945
Lottery Corp. Ltd.	75,432	257,584
National Australia Bank Ltd.	12,313	216,133
Scentre Group	638,581	1,126,439
Sonic Healthcare Ltd.	48,687	1,152,770
Transurban Group	143,400	1,360,223

Total Australia		6,649,982

Belgium - 2.3%
Ageas SA/NV	7,930	321,062
Groupe Bruxelles Lambert NV	17,093	1,345,673

Total Belgium		1,666,735

China - 0.4%
BOC Hong Kong Holdings Ltd.	104,500	319,370

Finland - 0.9%
Sampo Oyj, Class A	14,979	671,987

France - 6.4%
Arkema SA	3,950	371,906
AXA SA	14,729	434,274
Danone SA	3,007	184,175
Eiffage SA	3,527	367,788
Gecina SA	2,370	252,232
Klepierre SA	7,698	190,814
Orange SA	16,620	194,053
Publicis Groupe SA	17,547	1,407,068
Valeo	36,561	783,003
Vinci SA	1,678	194,750
Vivendi SE	21,902	200,862

Total France		4,580,925

Germany - 5.2%
BASF SE	7,086	343,790
Covestro AG*(a)	11,339	588,605
Evonik Industries AG	12,108	230,248
Heidelberg Materials AG	19,391	1,590,900
Mercedes-Benz Group AG	9,521	765,241
Vonovia SE	9,501	185,492

Total Germany		3,704,276

Hong Kong - 4.3%
CK Asset Holdings Ltd.	81,000	448,587
CK Infrastructure Holdings Ltd.	33,000	174,546
CLP Holdings Ltd.	26,500	205,938
Hang Seng Bank Ltd.	18,100	257,529
Henderson Land Development Co. Ltd.	253,000	752,227
Hongkong Land Holdings Ltd.	44,100	171,990
Link REIT	31,400	174,298
New World Development Co. Ltd.	116,000	285,389
Power Assets Holdings Ltd.	38,000	199,053
Sun Hung Kai Properties Ltd.	32,500	409,329

Total Hong Kong		3,078,886

Israel - 0.3%
Teva Pharmaceutical Industries Ltd., ADR*	28,805	216,902

Italy - 1.2%
Snam SpA(b)	167,123	872,820

Japan - 17.1%
AGC, Inc.(b)	13,300	475,095
Aisin Corp.	8,400	257,286
Asahi Group Holdings Ltd.(b)	19,800	763,588
Asahi Kasei Corp.	56,900	382,653
Daiwa Securities Group, Inc.	41,200	211,024
Honda Motor Co. Ltd.	18,100	543,620
ITOCHU Corp.(b)	6,100	240,016
Japan Metropolitan Fund Invest	255	169,900
Japan Post Insurance Co. Ltd.	11,500	172,379
Kao Corp.(b)	38,500	1,388,861
Kirin Holdings Co. Ltd.(b)	11,900	173,023
Kobayashi Pharmaceutical Co. Ltd.	3,100	167,746
Kyocera Corp.	3,000	161,712
Kyowa Kirin Co. Ltd.(b)	9,100	167,727
Lixil Corp.	17,200	217,060
MEIJI Holdings Co. Ltd.	8,100	180,342
Mitsubishi Corp.	4,300	206,171
Mitsubishi Estate Co. Ltd.	17,300	204,677
Mitsubishi HC Capital, Inc.	31,900	188,595
MS&AD Insurance Group Holdings, Inc.	5,000	176,289
NGK Insulators Ltd.	23,000	272,751
Nissan Chemical Corp.	5,600	239,018
Nitto Denko Corp.	3,900	286,830
Ono Pharmaceutical Co. Ltd.	12,200	219,969
Otsuka Corp.	40,500	1,565,527
SCSK Corp.	11,800	184,468
Sompo Holdings, Inc.	28,900	1,291,487
Subaru Corp.	10,100	188,884
Takeda Pharmaceutical Co. Ltd.	13,100	410,307
Tokio Marine Holdings, Inc.	7,700	176,604
Tosoh Corp.	67,800	796,985
Yamato Holdings Co. Ltd.	11,300	203,507

Total Japan		12,284,101

Netherlands - 7.6%
JDE Peet’s NV	36,450	1,084,047
Koninklijke Philips NV*	99,219	2,144,176
NN Group NV	26,923	996,038
OCI NV*	34,309	822,362
Randstad NV	4,525	238,496
Wolters Kluwer NV	1,632	207,074

Total Netherlands		5,492,193

Norway - 2.4%
DNB Bank ASA	27,969	523,951
Gjensidige Forsikring ASA	10,385	166,532
Telenor ASA(b)	100,167	1,017,232

Total Norway		1,707,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2023

Investments	Shares	Value
Singapore - 3.5%
CapitaLand Integrated Commercial Trust	126,300	$178,249
CapitaLand Investment Ltd.	72,500	177,319
City Developments Ltd.	48,700	241,818
DBS Group Holdings Ltd.	10,800	251,456
Mapletree Pan Asia Commercial Trust	142,700	170,816
Oversea-Chinese Banking Corp. Ltd.	115,300	1,046,207
United Overseas Bank Ltd.	13,400	277,238
UOL Group Ltd.	39,700	188,328

Total Singapore		2,531,431

Spain - 4.3%
ACS Actividades de Construccion y Servicios SA(b)	7,445	261,301
Enagas SA(b)	111,882	2,197,139
Redeia Corp. SA(b)	13,233	222,116
Repsol SA(b)	30,659	445,875

Total Spain		3,126,431

Sweden - 0.5%
Essity AB, Class B	6,580	174,897
Tele2 AB, Class B	19,187	158,309

Total Sweden		333,206

Switzerland - 7.3%
Baloise Holding AG, Registered Shares	2,152	316,071
Geberit AG, Registered Shares	459	240,158
SGS SA, Registered Shares	5,472	517,199
Swiss Prime Site AG, Registered Shares	9,526	826,797
Swiss Re AG	19,990	2,011,848
Zurich Insurance Group AG	2,819	1,338,840

Total Switzerland		5,250,913

United Kingdom - 20.6%
Aviva PLC	453,416	2,278,133
BAE Systems PLC	15,023	177,052
British American Tobacco PLC	63,322	2,099,557
CK Hutchison Holdings Ltd.	46,500	283,927
Imperial Brands PLC	52,652	1,163,737
Legal & General Group PLC	467,448	1,350,822
M&G PLC	851,173	2,071,215
Phoenix Group Holdings PLC	292,824	1,979,796
Reckitt Benckiser Group PLC	3,885	292,005
RELX PLC	6,602	219,993
Schroders PLC	284,820	1,583,490
Shell PLC	12,560	374,054
Taylor Wimpey PLC	278,661	364,019
United Utilities Group PLC	46,888	573,220

Total United Kingdom		14,811,020

United States - 5.4%
GSK PLC	88,550	1,563,485
Tenaris SA	157,266	2,353,182

Total United States		3,916,667

TOTAL COMMON STOCKS (Cost: $73,071,011)		71,215,560

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
iShares MSCI EAFE Value ETF(b) (Cost: $128,524)	2,620	128,223

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.2%

United States - 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $5,174,156)	5,174,156	5,174,156

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $78,373,691)		76,517,939
Other Assets less Liabilities - (6.3)%		(4,535,119)

NET ASSETS - 100.0%		$71,982,820

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,863,198 and the total market value of the collateral held by the Fund was $7,216,121. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,041,965.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$71,215,560	$—	$—	$71,215,560
Exchange-Traded Fund	128,223	—	—	128,223
Investment of Cash Collateral for Securities Loaned	—	5,174,156	—	5,174,156

Total Investments in Securities	$71,343,783	$5,174,156	$—	$76,517,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 12.2%
Abacus Property Group	77,206	$138,245
AGL Energy Ltd.(a)	28,954	208,344
ALS Ltd.	13,807	102,567
Ampol Ltd.	16,163	322,122
ANZ Group Holdings Ltd.	190,329	3,003,879
APA Group	73,120	471,635
Aristocrat Leisure Ltd.	7,919	203,788
ASX Ltd.(a)	8,016	336,159
AUB Group Ltd.	4,431	86,715
Aurizon Holdings Ltd.	103,752	270,725
Australian Clinical Labs Ltd.(a)	37,811	86,581
Bank of Queensland Ltd.(a)	31,631	115,593
Bapcor Ltd.	21,690	85,761
Bendigo & Adelaide Bank Ltd.(a)	30,472	174,237
BHP Group Ltd.	686,465	20,557,975
BlueScope Steel Ltd.	12,513	171,167
Brambles Ltd.	31,623	303,328
Brickworks Ltd.	9,847	174,747
BWP Trust	33,668	81,352
carsales.com Ltd.	13,144	208,408
Challenger Ltd.	18,325	79,043
Champion Iron Ltd.(a)	22,659	91,704
Charter Hall Group	20,688	147,487
Charter Hall Long Wale REIT	58,052	154,956
Cochlear Ltd.	800	121,984
Coles Group Ltd.	61,172	750,047
Commonwealth Bank of Australia	74,193	4,951,991
Computershare Ltd.	9,967	155,115
Cromwell Property Group	365,284	130,086
CSL Ltd.	4,580	845,642
CSR Ltd.	45,711	157,919
Deterra Royalties Ltd.	61,560	188,496
Dexus(a)	90,084	467,722
Downer EDI Ltd.	36,790	100,651
Eagers Automotive Ltd.	14,569	130,824
Elders Ltd.(a)	13,871	60,755
Endeavour Group Ltd.(a)	35,194	147,824
First Resources Ltd.	110,800	113,801
Goodman Group	33,293	444,781
GPT Group	90,070	248,214
Growthpoint Properties Australia Ltd.	94,968	176,371
GUD Holdings Ltd.	8,966	52,640
Harvey Norman Holdings Ltd.(a)	102,953	238,487
Helia Group Ltd.	54,822	126,263
HomeCo Daily Needs REIT	119,265	93,282
Iluka Resources Ltd.	13,459	99,534
Incitec Pivot Ltd.	110,360	201,284
Insignia Financial Ltd.(a)	49,466	92,854
Insurance Australia Group Ltd.	50,808	192,776
IVE Group Ltd.(a)	49,321	75,510
JB Hi-Fi Ltd.(a)	10,888	317,082
Lendlease Corp. Ltd.(a)	21,603	111,445
Lovisa Holdings Ltd.	5,573	71,597
Macquarie Group Ltd.	10,877	1,286,018
McMillan Shakespeare Ltd.	9,483	114,001
Medibank Pvt Ltd.	150,422	352,452
Metcash Ltd.	71,294	178,438
Mineral Resources Ltd.(a)	1,906	90,625
Mirvac Group(a)	214,159	322,174
Monadelphous Group Ltd.(a)	9,000	70,213
National Australia Bank Ltd.	158,286	2,778,424
Navigator Global Investments Ltd.(a)	114,580	101,439
New Hope Corp. Ltd.	70,141	226,443
Nine Entertainment Co. Holdings Ltd.(a)	153,041	200,178
Northern Star Resources Ltd.	25,605	205,891
NRW Holdings Ltd.	53,008	89,271
Origin Energy Ltd.	74,133	415,005
Orora Ltd.	46,970	102,864
Premier Investments Ltd.	7,046	95,023
QBE Insurance Group Ltd.	32,445	338,425
Qube Holdings Ltd.	87,045	165,133
REA Group Ltd.(a)	1,681	160,045
Reece Ltd.(a)	8,881	109,779
Region RE Ltd.	65,467	98,922
Rio Tinto Ltd.	32,475	2,479,252
Rio Tinto PLC	102,860	6,519,595
Santos Ltd.	83,123	416,088
Scentre Group	213,149	375,989
SEEK Ltd.	8,945	129,326
Seven Group Holdings Ltd.	15,011	246,305
Sims Ltd.	18,080	189,551
SmartGroup Corp. Ltd.(a)	28,766	151,653
Sonic Healthcare Ltd.	17,371	411,296
South32 Ltd.	507,453	1,270,076
Stockland	210,240	563,983
Suncorp Group Ltd.	37,887	340,211
Super Retail Group Ltd.	20,526	156,170
Telstra Group Ltd.	638,184	1,826,671
TPG Telecom Ltd.(a)	53,155	172,313
Transurban Group	75,869	719,656
Treasury Wine Estates Ltd.	14,325	107,083
Vicinity Ltd.	250,636	307,812
Viva Energy Group Ltd.(b)	107,396	215,179
Washington H Soul Pattinson & Co. Ltd.(a)	11,350	240,102
Waypoint REIT Ltd.	39,857	68,715
Wesfarmers Ltd.	38,851	1,275,990
Westpac Banking Corp.	136,938	1,945,200
Whitehaven Coal Ltd.	51,446	229,784
Woodside Energy Group Ltd.	136,245	3,123,415
Woolworths Group Ltd.	26,141	691,332
Worley Ltd.	24,177	254,115

Total Australia		70,369,120

Austria - 0.5%
Andritz AG	5,114	284,827
BAWAG Group AG*(b)	6,510	299,864
Erste Group Bank AG	19,542	684,169
Oesterreichische Post AG	4,632	165,250
OMV AG	15,081	639,049
Semperit AG Holding	1,956	44,600
Telekom Austria AG*	36,001	266,299
Verbund AG	1,506	120,682
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,202	162,055
Voestalpine AG	8,212	294,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Wienerberger AG	3,555	$108,753

Total Austria		3,070,309

Belgium - 1.0%
Ackermans & van Haaren NV	643	105,788
Aedifica SA(a)	2,251	144,158
Ageas SA/NV	14,713	595,686
Anheuser-Busch InBev SA	13,781	779,268
Bekaert SA	2,468	111,742
bpost SA	15,073	66,173
Cofinimmo SA(a)	2,042	153,274
D’ieteren Group	560	98,914
Elia Group SA/NV	775	98,335
Etablissements Franz Colruyt NV	4,628	172,428
Groupe Bruxelles Lambert NV	2,924	230,197
KBC Group NV	24,520	1,709,945
Melexis NV	1,314	128,878
Proximus SADP	24,188	180,079
Solvay SA	3,512	391,972
UCB SA	2,611	231,307
Umicore SA	4,002	111,731
VGP NV(a)	1,855	181,131
Warehouses De Pauw CVA	7,566	207,353

Total Belgium		5,698,359

Burkina Faso - 0.0%
Endeavour Mining PLC	7,525	180,336

China - 0.5%
BOC Aviation Ltd.(b)	19,800	160,060
BOC Hong Kong Holdings Ltd.	531,944	1,625,713
Prosus NV*	5,053	369,966
Wilmar International Ltd.	230,700	647,770

Total China		2,803,509

Denmark - 1.4%
Alm Brand A/S	67,309	105,330
AP Moller - Maersk A/S, Class B	600	1,052,770
Carlsberg A/S, Class B	2,188	349,607
Chr Hansen Holding A/S	1,279	88,754
Coloplast A/S, Class B	3,833	479,178
D/S Norden A/S	3,944	196,713
DSV A/S	1,450	304,454
Novo Nordisk A/S, Class B	18,604	2,996,877
Novozymes A/S, Class B	3,477	161,958
Orsted A/S(b)	5,808	548,730
Pandora A/S	3,824	341,338
Royal Unibrew A/S	1,875	167,586
Scandinavian Tobacco Group A/S, Class A(b)	8,130	135,205
Schouw & Co. A/S	1,504	118,780
Sydbank A/S	3,794	175,223
Topdanmark A/S	6,079	298,568
Tryg A/S	18,002	389,458

Total Denmark		7,910,529

Finland - 1.4%
Anora Group Oyj	7,487	40,188
Cargotec Oyj, Class B	2,440	134,034
Elisa Oyj	9,389	501,312
Fortum Oyj	50,484	675,532
Huhtamaki Oyj(a)	1,905	62,475
Kesko Oyj, Class B	18,277	343,969
Kojamo Oyj	5,550	52,194
Kone Oyj, Class B	14,929	779,033
Konecranes Oyj	4,880	196,192
Metsa Board Oyj, Class B(a)	22,715	167,527
Metso Oyj(a)	20,432	246,208
Neste Oyj	11,310	435,081
Nokia Oyj	28,361	118,677
Nordea Bank Abp	188,867	2,051,059
Orion Oyj, Class B	3,936	163,265
Sampo Oyj, Class A	25,009	1,121,952
Stora Enso Oyj, Class R	15,366	178,121
TietoEVRY Oyj	6,658	183,631
UPM-Kymmene Oyj	16,691	496,584
Valmet Oyj(a)	10,857	301,810

Total Finland		8,248,844

France - 11.5%
Air Liquide SA	7,859	1,407,879
Airbus SE	7,862	1,135,311
ALD SA(a)(b)	38,310	409,812
Alten SA*	788	124,056
Arkema SA	2,703	254,496
AXA SA	156,975	4,628,296
BNP Paribas SA	67,867	4,273,757
Bollore SE	40,440	251,926
Bouygues SA	16,902	567,217
Bureau Veritas SA(a)	7,354	201,543
Capgemini SE	2,599	492,103
Carrefour SA	19,092	361,494
Chargeurs SA	3	36
Cie de Saint-Gobain	13,776	837,601
Cie Generale des Etablissements Michelin SCA	23,207	685,128
Coface SA(a)	21,371	294,245
Danone SA	18,566	1,137,144
Dassault Aviation SA	995	199,089
Dassault Systemes SE	6,834	302,896
Edenred	4,780	319,887
Eiffage SA	3,828	399,176
Engie SA	175,112	2,909,268
Eramet SA	1,401	127,858
EssilorLuxottica SA(a)	5,064	953,585
Eurazeo SE	1,785	125,512
Gaztransport Et Technigaz SA	1,845	187,703
Gecina SA(a)	4,056	431,668
Hermes International	652	1,415,551
Imerys SA	2,997	116,729
Ipsen SA	1,080	129,847
IPSOS	3,115	173,152
Kering SA	2,282	1,258,774
Klepierre SA	17,979	445,655
L’Oreal SA	8,685	4,046,917
La Francaise des Jeux SAEM(b)	8,507	334,492
Legrand SA	5,023	497,593
LVMH Moet Hennessy Louis Vuitton SE	9,798	9,225,143
Metropole Television SA	13,618	192,847
Nexans SA	448	38,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Orange SA	215,077	$2,511,214
Pernod Ricard SA	6,250	1,380,115
Publicis Groupe SA	7,790	624,669
Remy Cointreau SA	837	134,190
Rexel SA	14,503	357,753
Rothschild & Co.	5,164	262,259
Rubis SCA	6,174	149,805
Sanofi	37,024	3,966,612
Sartorius Stedim Biotech	307	76,600
Schneider Electric SE	9,801	1,779,939
Societe Generale SA	43,302	1,124,371
Sodexo SA	1,245	136,984
Sopra Steria Group SACA	733	146,186
SPIE SA	6,168	199,187
Teleperformance	472	79,019
Television Francaise 1(a)	17,072	117,248
Thales SA	4,990	746,929
TotalEnergies SE	143,786	8,243,549
Valeo	5,621	120,381
Veolia Environnement SA	21,456	677,676
Verallia SA(b)	4,005	150,222
Vinci SA	15,377	1,784,664
Vivendi SE	33,527	307,474
Wendel SE(a)	2,159	221,414

Total France		66,192,630

Georgia - 0.0%
Bank of Georgia Group PLC	5,249	195,195

Germany - 7.9%
adidas AG	4,846	939,921
Allianz SE, Registered Shares	17,700	4,117,043
AURELIUS Equity Opportunities SE & Co. KGaA*	3,408	66,369
Aurubis AG	1,305	111,822
BASF SE	48,607	2,358,255
Bayer AG, Registered Shares	28,437	1,572,025
Bayerische Motoren Werke AG	31,323	3,845,191
Beiersdorf AG	1,603	212,051
Bilfinger SE	3,052	118,605
Brenntag SE	4,055	315,874
Dermapharm Holding SE	2,663	131,612
Deutsche Bank AG, Registered Shares	32,530	341,345
Deutsche Boerse AG	3,068	566,010
Deutsche Post AG, Registered Shares	45,447	2,217,834
Deutsche Telekom AG, Registered Shares	190,440	4,150,416
Deutz AG	26,275	154,367
DWS Group GmbH & Co. KGaA(b)	16,046	490,874
E.ON SE	112,504	1,433,625
Evonik Industries AG	15,630	297,222
Fielmann AG	3,019	160,734
Freenet AG	9,461	237,198
GEA Group AG	2,963	123,842
Hannover Rueck SE	4,806	1,019,045
Hapag-Lloyd AG(a)(b)	13,520	2,742,085
Heidelberg Materials AG	7,404	607,448
Henkel AG & Co. KGaA	5,265	370,496
Hochtief AG	2,653	229,238
Hornbach Holding AG & Co. KGaA	1,031	81,268
Infineon Technologies AG	11,590	477,780
Kloeckner & Co. SE	11,137	108,382
Mercedes-Benz Group AG	67,525	5,427,254
Merck KGaA	1,563	258,428
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,411	1,653,541
Mutares SE & Co. KGaA*	5,276	144,479
Puma SE	2,978	179,085
Rheinmetall AG	682	186,611
RWE AG	12,998	565,389
SAP SE	17,307	2,362,886
Siemens Healthineers AG(b)	15,718	889,313
Siltronic AG	2,295	175,269
Sixt SE	1,268	151,758
Stroeer SE & Co. KGaA*	2,258	109,625
Suedzucker AG	9,803	174,651
Symrise AG	1,669	174,841
Talanx AG	13,058	748,642
Telefonica Deutschland Holding AG	180,565	507,660
United Internet AG, Registered Shares	3,186	44,839
Varta AG*(a)	4,693	96,027
Volkswagen AG	9,753	1,626,936
Wacker Chemie AG	2,593	355,742
Wacker Neuson SE	3,917	94,871

Total Germany		45,525,824

Hong Kong - 3.0%
AIA Group Ltd.	228,365	2,305,039
Bank of East Asia Ltd.	128,400	177,282
Champion REIT(a)	485,000	175,765
CLP Holdings Ltd.	109,500	850,949
Dah Sing Banking Group Ltd.	223,600	166,346
Dah Sing Financial Holdings Ltd.	33,200	82,951
Fortune Real Estate Investment Trust	218,000	156,895
Hang Lung Group Ltd.	111,000	168,272
Hang Lung Properties Ltd.	228,000	352,040
Hang Seng Bank Ltd.	57,300	815,271
Henderson Land Development Co. Ltd.	306,859	912,362
Hong Kong & China Gas Co. Ltd.	809,570	699,384
Hong Kong Exchanges & Clearing Ltd.	32,129	1,210,280
Hutchison Port Holdings Trust	997,600	192,537
Hysan Development Co. Ltd.	74,000	180,548
Link REIT	162,373	901,313
MTR Corp. Ltd.	278,053	1,277,328
New World Development Co. Ltd.(a)	235,000	578,159
PCCW Ltd.	1,167,000	604,602
Power Assets Holdings Ltd.	190,000	995,266
Singamas Container Holdings Ltd.	520,000	42,467
Sino Land Co. Ltd.	502,201	617,129
Sun Hung Kai Properties Ltd.	181,000	2,279,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Swire Pacific Ltd., Class A	29,500	$226,051
Swire Pacific Ltd., Class B	207,500	261,341
Swire Properties Ltd.	252,600	620,815
Techtronic Industries Co. Ltd.	39,500	429,194

Total Hong Kong		17,279,235

Indonesia - 0.0%
Bumitama Agri Ltd.(a)	144,600	58,765
Nickel Industries Ltd.(a)	164,919	97,154

Total Indonesia		155,919

Ireland - 0.3%
AIB Group PLC	29,665	124,604
CRH PLC	21,819	1,202,129
Glanbia PLC	10,308	154,071
Kerry Group PLC, Class A(a)	1,494	145,685
Kingspan Group PLC	1,551	103,051
Smurfit Kappa Group PLC	8,662	288,516

Total Ireland		2,018,056

Israel - 0.7%
Alony Hetz Properties & Investments Ltd.	8,947	69,581
Amot Investments Ltd.	25,175	131,813
Ashtrom Group Ltd.	5,435	75,016
Azrieli Group Ltd.	2,506	140,462
Bank Hapoalim BM	37,317	305,499
Bank Leumi Le-Israel BM	88,601	658,727
Bezeq The Israeli Telecommunication Corp. Ltd.	124,100	151,356
Delek Automotive Systems Ltd.	10,223	78,127
Elbit Systems Ltd.	744	154,776
FIBI Holdings Ltd.	2,756	111,029
First International Bank of Israel Ltd.	3,091	120,110
Gav-Yam Lands Corp. Ltd.	21,171	148,958
Harel Insurance Investments & Financial Services Ltd.	10,464	81,322
ICL Group Ltd.	118,818	643,566
Israel Discount Bank Ltd., Class A	31,879	158,066
Mehadrin Ltd.*‡	0	3
Mizrahi Tefahot Bank Ltd.	12,851	426,987
Oil Refineries Ltd.	239,252	68,211
Phoenix Holdings Ltd.	12,449	124,961
Plus500 Ltd.	8,399	156,434
Strauss Group Ltd.*	5,293	119,012

Total Israel		3,924,016

Italy - 2.5%
A2A SpA(a)	196,205	358,122
ACEA SpA	13,468	176,029
Amplifon SpA(a)	2,382	87,293
Anima Holding SpA(b)	56,423	209,788
Assicurazioni Generali SpA	73,620	1,495,548
Azimut Holding SpA	8,212	176,991
Banca Generali SpA	4,986	171,351
Banca Mediolanum SpA	40,515	366,080
Banca Popolare di Sondrio SpA	23,878	99,410
Banco BPM SpA	78,059	361,940
BPER Banca	51,509	156,338
Credito Emiliano SpA	34,608	269,210
Cromwell European Real Estate Investment Trust	68,800	117,095
De’ Longhi SpA	6,200	135,419
DiaSorin SpA(a)	316	32,890
Eni SpA	205,211	2,951,256
ERG SpA	8,652	254,673
Ferrari NV	1,510	493,400
FinecoBank Banca Fineco SpA	12,536	168,430
Hera SpA	65,442	194,343
Infrastrutture Wireless Italiane SpA(b)	30,251	398,687
Iren SpA	81,214	150,716
Italgas SpA(a)	72,893	431,430
Mediobanca Banca di Credito Finanziario SpA	64,670	773,283
Moncler SpA	2,262	156,313
Piaggio & C. SpA	42,793	177,411
Poste Italiane SpA(b)	68,582	741,945
Recordati Industria Chimica e Farmaceutica SpA	6,384	304,716
Snam SpA	218,676	1,142,061
Terna - Rete Elettrica Nazionale	95,130	810,160
Unieuro SpA(a)(b)	3,050	32,943
Unipol Gruppo SpA	26,973	143,930
UnipolSai Assicurazioni SpA(a)	253,678	628,252

Total Italy		14,167,453

Japan - 20.3%
77 Bank Ltd.	5,500	97,416
ABC-Mart, Inc.	1,400	75,620
ADEKA Corp.	7,600	143,839
Advantest Corp.	3,400	450,479
Aeon Co. Ltd.	12,300	250,366
Aeon Delight Co. Ltd.	6,100	129,567
Aeon Mall Co. Ltd.(a)	8,700	112,019
AGC, Inc.(a)	10,600	378,647
Air Water, Inc.	12,400	171,027
Aisin Corp.	11,300	346,111
Ajinomoto Co., Inc.	7,600	300,982
Amada Co. Ltd.	18,200	177,926
Aozora Bank Ltd.(a)	11,400	210,948
Asahi Group Holdings Ltd.(a)	11,100	428,072
Asahi Holdings, Inc.	6,000	80,576
Asahi Kasei Corp.	39,300	264,293
Astellas Pharma, Inc.	40,300	599,195
Azbil Corp.	2,500	78,372
Bandai Namco Holdings, Inc.	16,500	379,123
Benesse Holdings, Inc.	800	10,184
Bridgestone Corp.(a)	18,000	733,774
Brother Industries Ltd.	4,100	59,556
Canon Marketing Japan, Inc.(a)	4,200	103,885
Canon, Inc.(a)	30,100	789,283
Capcom Co. Ltd.	4,200	165,489
Casio Computer Co. Ltd.	13,100	107,041
Central Japan Railway Co.	900	112,457
Chiba Bank Ltd.	22,600	136,646
Chubu Electric Power Co., Inc.	27,300	331,865
Chugai Pharmaceutical Co. Ltd.(a)	44,200	1,249,533
Citizen Watch Co. Ltd.	18,400	110,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
CKD Corp.	6,100	$99,180
Concordia Financial Group Ltd.	64,900	252,622
Cosmo Energy Holdings Co. Ltd.	6,700	182,177
Dai Nippon Printing Co. Ltd.	7,100	200,324
Dai-ichi Life Holdings, Inc.	30,933	585,980
Daicel Corp.	28,200	250,909
Daido Steel Co. Ltd.	2,200	90,977
Daiichi Sankyo Co. Ltd.	9,000	283,322
Daiichikosho Co. Ltd.	11,200	196,204
Daikin Industries Ltd.	3,200	647,926
Daishi Hokuetsu Financial Group, Inc.	9,200	197,641
Daito Trust Construction Co. Ltd.	3,700	373,366
Daiwa House Industry Co. Ltd.	22,100	579,813
Daiwa Securities Group, Inc.	83,900	429,731
DCM Holdings Co. Ltd.	11,100	93,694
Denka Co. Ltd.	3,100	58,178
Denso Corp.	16,100	1,074,373
Dentsu Group, Inc.(a)	7,000	228,256
DIC Corp.(a)	4,400	79,485
Disco Corp.	3,000	469,298
Doshisha Co. Ltd.	19,600	313,931
Doutor Nichires Holdings Co. Ltd.	9,900	144,320
Dowa Holdings Co. Ltd.	2,100	66,050
East Japan Railway Co.	3,000	165,780
Ebara Corp.(a)	3,200	151,947
EDION Corp.(a)	12,300	123,821
Eisai Co. Ltd.(a)	4,300	289,295
Electric Power Development Co. Ltd., Class C	8,500	124,617
ENEOS Holdings, Inc.	158,500	542,169
Exedy Corp.	11,400	190,716
FANUC Corp.	21,500	748,525
Fast Retailing Co. Ltd.	2,400	609,735
Fuji Electric Co. Ltd.	5,300	230,650
FUJIFILM Holdings Corp.	8,000	472,744
Fujitec Co. Ltd.(a)	5,300	134,613
Fujitsu Ltd.	3,100	398,827
Fukuoka Financial Group, Inc.	11,500	236,548
Furukawa Battery Co. Ltd.	6,400	46,140
Furuya Metal Co. Ltd.(a)	300	24,721
G-Tekt Corp.	9,600	114,375
Goldcrest Co. Ltd.(a)	8,500	105,504
GS Yuasa Corp.	4,400	85,513
Gunze Ltd.	5,200	159,560
H.U. Group Holdings, Inc.	4,900	93,281
Hachijuni Bank Ltd.	57,400	247,972
Hakuhodo DY Holdings, Inc.	9,400	98,335
Hamamatsu Photonics KK	2,100	102,083
Hankyu Hanshin Holdings, Inc.	5,900	194,102
Haseko Corp.	25,200	309,127
Heiwa Corp.	12,600	218,202
Hioki EE Corp.(a)	2,000	129,242
Hirose Electric Co. Ltd.	2,100	277,147
Hisamitsu Pharmaceutical Co., Inc.	4,300	112,160
Hitachi Construction Machinery Co. Ltd.	6,700	186,720
Hitachi Ltd.	16,300	1,003,250
Honda Motor Co. Ltd.	51,800	1,555,774
Hoya Corp.	3,100	366,226
Hulic Co. Ltd.(a)	17,500	149,047
Ichibanya Co. Ltd.(a)	3,700	139,516
Idemitsu Kosan Co. Ltd.	13,951	278,566
IHI Corp.	5,100	137,190
Iida Group Holdings Co. Ltd.	7,200	120,851
Iino Kaiun Kaisha Ltd.	15,100	88,489
Information Services International-Dentsu Ltd.(a)	2,600	90,663
INFRONEER Holdings, Inc.	25,900	242,810
Inpex Corp.(a)	51,000	563,863
Isetan Mitsukoshi Holdings Ltd.(a)	12,400	125,428
Isuzu Motors Ltd.	29,400	353,935
ITOCHU Corp.(a)	45,100	1,774,544
IwaiCosmo Holdings, Inc.(a)	20,000	198,568
Izumi Co. Ltd.	4,600	109,037
Japan Exchange Group, Inc.(a)	14,200	246,401
Japan Metropolitan Fund Invest	235	156,575
Japan Post Holdings Co. Ltd.	140,200	1,005,413
Japan Post Insurance Co. Ltd.	18,100	271,309
Japan Tobacco, Inc.(a)	94,844	2,069,002
Joshin Denki Co. Ltd.	11,300	153,236
JTEKT Corp.	17,000	153,492
K’s Holdings Corp.	11,100	96,420
Kajima Corp.	17,200	258,235
Kaken Pharmaceutical Co. Ltd.	5,800	144,544
Kamigumi Co. Ltd.	8,400	189,463
Kaneka Corp.(a)	3,800	105,717
Kansai Electric Power Co., Inc.	34,200	427,219
Kao Corp.(a)	10,200	367,958
Kawasaki Kisen Kaisha Ltd.(a)	22,200	540,504
KDDI Corp.	78,500	2,416,889
Keyence Corp.	1,100	516,380
Kikkoman Corp.	1,600	90,685
Kirin Holdings Co. Ltd.(a)	31,100	452,186
Kobe Steel Ltd.	28,800	263,122
Koei Tecmo Holdings Co. Ltd.(a)	7,600	130,694
Komatsu Ltd.	27,200	730,364
Konami Group Corp.	2,800	145,700
Kurabo Industries Ltd.	6,000	94,192
Kuraray Co. Ltd.(a)	15,700	151,911
Kyowa Kirin Co. Ltd.(a)	9,600	176,943
Kyudenko Corp.	4,800	128,190
Kyushu Financial Group, Inc.(a)	35,500	148,990
Kyushu Railway Co.	8,000	171,419
Lawson, Inc.	2,300	101,637
Lintec Corp.	4,500	70,706
Macnica Holdings, Inc.	5,100	209,596
Marubeni Corp.	102,200	1,725,312
Maruichi Steel Tube Ltd.	7,200	164,140
Matsui Securities Co. Ltd.(a)	22,100	121,406
Mazda Motor Corp.	18,800	181,256
Medipal Holdings Corp.	6,700	108,982
MEIJI Holdings Co. Ltd.	11,200	249,362
Mitsubishi Chemical Group Corp.	51,700	308,766
Mitsubishi Corp.	65,100	3,121,341
Mitsubishi Electric Corp.	41,400	580,605
Mitsubishi Estate Co. Ltd.	22,400	265,015
Mitsubishi Gas Chemical Co., Inc.	12,100	175,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Mitsubishi Heavy Industries Ltd.	7,400	$343,594
Mitsubishi Logistics Corp.	3,700	90,852
Mitsubishi Materials Corp.	9,600	171,596
Mitsubishi UFJ Financial Group, Inc.	444,100	3,272,332
Mitsuboshi Belting Ltd.(a)	3,700	112,765
Mitsui & Co. Ltd.	71,000	2,658,048
Mitsui Chemicals, Inc.	12,100	354,038
Mitsui Fudosan Co. Ltd.	15,200	300,824
Mitsui High-Tec, Inc.(a)	500	33,798
Mitsui Mining & Smelting Co. Ltd.	5,900	135,075
Mitsui OSK Lines Ltd.(a)	44,700	1,068,829
MIXI, Inc.	5,000	92,538
Mizuho Financial Group, Inc.	95,430	1,451,901
Mizuho Medy Co. Ltd.(a)	3,000	43,920
Mizuno Corp.	7,500	192,514
MS&AD Insurance Group Holdings, Inc.	22,730	801,412
Murata Manufacturing Co. Ltd.	11,400	649,603
Musashi Seimitsu Industry Co. Ltd.	6,200	75,626
Nabtesco Corp.(a)	5,000	109,281
NEC Corp.	6,300	303,591
NGK Insulators Ltd.	13,400	158,907
NHK Spring Co. Ltd.	17,800	129,127
Nichirei Corp.	5,500	117,242
Nikkon Holdings Co. Ltd.	6,300	124,989
Nikon Corp.	9,000	115,664
Nintendo Co. Ltd.	33,700	1,525,343
Nippon Denko Co. Ltd.(a)	24,500	47,632
Nippon Electric Glass Co. Ltd.(a)	9,500	166,325
Nippon Express Holdings, Inc.(a)	3,900	218,671
Nippon Gas Co. Ltd.	7,900	110,491
Nippon Kayaku Co. Ltd.	18,700	158,879
Nippon Light Metal Holdings Co. Ltd.	2,700	27,050
Nippon Shinyaku Co. Ltd.	2,300	93,474
Nippon Steel Corp.(a)	57,800	1,201,309
Nippon Telegraph & Telephone Corp.	3,087,500	3,642,154
Nippon Yusen KK(a)	63,200	1,394,873
Nishi-Nippon Financial Holdings, Inc.	19,100	168,489
Nishimatsu Construction Co. Ltd.(a)	5,600	135,607
Nissan Chemical Corp.	3,400	145,118
Nissan Motor Co. Ltd.	32,600	132,669
Nisshinbo Holdings, Inc.(a)	25,000	205,833
Nissin Foods Holdings Co. Ltd.	3,100	255,447
Niterra Co. Ltd.	15,100	301,196
Nitto Denko Corp.	5,600	411,859
Noevir Holdings Co. Ltd.	5,200	196,797
NOF Corp.	4,300	183,353
Nomura Holdings, Inc.	84,200	318,776
Nomura Real Estate Holdings, Inc.	10,800	255,102
Nomura Research Institute Ltd.	10,900	298,716
Noritake Co. Ltd.	3,400	128,439
NTT Data Corp.	13,600	188,848
Obic Co. Ltd.	1,600	255,052
Oji Holdings Corp.	24,900	92,616
Okamura Corp.	9,800	129,166
Oki Electric Industry Co. Ltd.	19,500	121,289
Olympus Corp.	8,800	137,965
Ono Pharmaceutical Co. Ltd.	10,100	182,105
Open House Group Co. Ltd.	2,900	103,672
Oracle Corp.	3,400	251,469
Osaka Gas Co. Ltd.	10,400	158,840
Otsuka Corp.	5,000	193,275
Otsuka Holdings Co. Ltd.(a)	10,900	397,509
Panasonic Holdings Corp.	51,700	627,225
Penta-Ocean Construction Co. Ltd.	18,700	99,895
Pola Orbis Holdings, Inc.(a)	9,300	134,801
Recruit Holdings Co. Ltd.	9,200	290,446
Resona Holdings, Inc.	76,000	362,976
Resonac Holdings Corp.(a)	5,300	85,293
Ricoh Co. Ltd.	10,700	90,502
Rohm Co. Ltd.	1,200	112,250
San-In Godo Bank Ltd.	21,900	122,125
Sankyo Co. Ltd.	2,000	80,534
Santen Pharmaceutical Co. Ltd.	12,100	102,595
Sanwa Holdings Corp.	13,800	178,115
SBI Holdings, Inc.(a)	17,800	340,951
SCREEN Holdings Co. Ltd.	1,700	191,013
SCSK Corp.	9,500	148,512
Secom Co. Ltd.	4,500	303,217
Sega Sammy Holdings, Inc.	11,100	235,923
Seiko Epson Corp.	11,300	175,049
Sekisui Chemical Co. Ltd.	14,500	207,867
Sekisui House Ltd.	27,100	544,775
Senko Group Holdings Co. Ltd.	12,800	91,659
Seria Co. Ltd.	7,900	125,495
Seven & I Holdings Co. Ltd.	13,600	583,859
SG Holdings Co. Ltd.	12,600	178,493
Shibusawa Warehouse Co. Ltd.	10,400	200,898
Shiga Bank Ltd.	5,400	100,875
Shimamura Co. Ltd.	1,900	179,043
Shimano, Inc.(a)	1,300	215,505
Shin-Etsu Chemical Co. Ltd.	49,500	1,632,933
Shionogi & Co. Ltd.	7,000	293,977
Shiseido Co. Ltd.	4,100	184,186
SMC Corp.	800	439,921
Sodick Co. Ltd.(a)	21,400	105,419
SoftBank Corp.	320,000	3,409,555
Sojitz Corp.	16,400	360,486
Sompo Holdings, Inc.	15,500	692,666
Square Enix Holdings Co. Ltd.	2,600	120,309
St. Marc Holdings Co. Ltd.(a)	14,100	183,695
Stanley Electric Co. Ltd.	4,100	82,292
Starts Corp., Inc.(a)	6,000	122,171
Subaru Corp.	15,700	293,611
SUMCO Corp.(a)	8,200	115,056
Sumitomo Bakelite Co. Ltd.	2,800	115,596
Sumitomo Chemical Co. Ltd.	71,600	216,234
Sumitomo Corp.	81,400	1,712,647
Sumitomo Electric Industries Ltd.	23,300	283,240
Sumitomo Forestry Co. Ltd.(a)	13,000	313,274
Sumitomo Heavy Industries Ltd.(a)	10,500	249,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Sumitomo Metal Mining Co. Ltd.	14,200	$454,978
Sumitomo Mitsui Financial Group, Inc.	54,900	2,339,427
Sumitomo Mitsui Trust Holdings, Inc.	13,407	474,280
Sumitomo Realty & Development Co. Ltd.	8,300	204,033
Sumitomo Rubber Industries Ltd.(a)	6,700	64,620
Sun Frontier Fudousan Co. Ltd.	18,800	185,613
Sundrug Co. Ltd.	4,800	141,740
Suntory Beverage & Food Ltd.(a)	6,000	216,363
Suzuki Motor Corp.	10,600	381,434
T&D Holdings, Inc.	22,400	326,310
Taiheiyo Cement Corp.	5,400	106,087
Taisei Corp.	7,100	246,647
Taiyo Yuden Co. Ltd.	3,100	87,658
Takara Holdings, Inc.	19,000	153,606
Takara Standard Co. Ltd.(a)	13,600	172,852
Takashimaya Co. Ltd.	18,100	252,086
Takeda Pharmaceutical Co. Ltd.	55,700	1,744,587
TDK Corp.	6,400	246,506
Teijin Ltd.	6,600	65,824
Terumo Corp.	7,300	230,412
TIS, Inc.	5,400	134,164
Tocalo Co. Ltd.	15,100	157,023
Toda Corp.	18,100	101,185
Toho Co. Ltd.	1,900	71,920
Tokio Marine Holdings, Inc.	82,500	1,892,189
Tokuyama Corp.	9,900	162,232
Tokyo Electron Ltd.	14,700	2,091,064
Tokyo Gas Co. Ltd.	15,400	334,882
Tokyo Ohka Kogyo Co. Ltd.	1,200	72,821
Tokyo Seimitsu Co. Ltd.	2,800	153,624
Tokyo Steel Manufacturing Co. Ltd.	5,900	55,434
Tokyo Tatemono Co. Ltd.(a)	6,200	79,379
Tokyu Corp.(a)	8,400	100,805
Tokyu Fudosan Holdings Corp.	19,100	108,784
Toray Industries, Inc.	25,200	139,552
Tosoh Corp.	17,700	208,062
TOTO Ltd.	4,000	119,694
Toyo Seikan Group Holdings Ltd.	14,500	212,381
Toyo Suisan Kaisha Ltd.	2,400	107,982
Toyo Tire Corp.(a)	7,000	92,237
Toyoda Gosei Co. Ltd.	8,800	165,729
Toyota Boshoku Corp.	10,400	184,600
Toyota Motor Corp.	345,450	5,517,496
Toyota Tsusho Corp.	11,400	563,079
TPR Co. Ltd.	12,900	151,103
Transcosmos, Inc.(a)	4,000	98,661
Trend Micro, Inc.	5,200	249,863
Tsumura & Co.	5,400	99,474
Tsuruha Holdings, Inc.(a)	900	66,659
UBE Corp.	7,400	126,486
Ulvac, Inc.(a)	900	37,934
Unicharm Corp.	4,700	173,679
USS Co. Ltd.	14,000	230,339
V Technology Co. Ltd.(a)	6,600	110,506
Wacoal Holdings Corp.	5,900	117,992
Wacom Co. Ltd.	12,300	50,039
West Japan Railway Co.	3,000	124,330
Wowow, Inc.	13,500	106,760
Yakult Honsha Co. Ltd.	3,700	233,082
Yamada Holdings Co. Ltd.(a)	25,800	75,757
Yamaguchi Financial Group, Inc.	37,600	251,404
Yamaha Motor Co. Ltd.(a)	13,100	373,599
Yamato Holdings Co. Ltd.	7,300	131,469
Yaskawa Electric Corp.(a)	3,800	173,075
Yokogawa Electric Corp.	10,600	194,384
Yokohama Rubber Co. Ltd.(a)	7,100	154,738
Yondoshi Holdings, Inc.	12,900	160,385
ZOZO, Inc.	5,500	113,056

Total Japan		117,297,057

Netherlands - 2.1%
Aalberts NV	4,244	178,402
Aegon NV(a)	77,891	393,453
ASM International NV(a)	553	234,301
ASML Holding NV	2,919	2,111,410
ASR Nederland NV	10,972	493,662
BE Semiconductor Industries NV(a)	4,630	501,597
CTP NV(a)(b)	11,897	154,458
Euronext NV(b)	2,878	195,616
Ferrovial SE	16,550	523,084
Heijmans NV, CVA	8,262	97,710
Heineken Holding NV	3,845	334,123
Heineken NV	9,481	974,177
JDE Peet’s NV	7,993	237,717
Koninklijke Ahold Delhaize NV	27,423	935,252
Koninklijke KPN NV	236,304	842,773
Koninklijke Vopak NV	6,662	237,599
NN Group NV(a)	15,507	573,694
OCI NV*	24,068	576,893
Ordina NV	5,066	31,338
Randstad NV(a)	12,434	655,349
RHI Magnesita NV	3,814	128,594
SBM Offshore NV	9,227	126,437
Signify NV(b)	4,721	132,216
Universal Music Group NV(a)	25,534	566,902
Wolters Kluwer NV	5,150	653,449

Total Netherlands		11,890,206

Norway - 1.7%
AF Gruppen ASA	15,688	194,754
Aker ASA, Class A	3,169	179,990
Aker BP ASA(a)	29,774	699,777
Atea ASA*	7,421	108,057
Austevoll Seafood ASA	6,690	46,302
DNB Bank ASA	87,789	1,644,577
Entra ASA(b)	7,837	71,175
Equinor ASA	80,151	2,334,906
Gjensidige Forsikring ASA	26,095	418,453
Kid ASA(a)(b)	13,487	94,919
Leroy Seafood Group ASA	29,610	112,542
Mowi ASA	15,856	251,895
MPC Container Ships ASA	68,134	116,445
Norsk Hydro ASA	73,141	435,560
Orkla ASA	34,913	251,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Salmar ASA	5,901	$238,440
Selvaag Bolig ASA	26,944	81,233
SpareBank 1 Nord Norge	22,032	199,682
SpareBank 1 SR-Bank ASA	12,356	150,045
Storebrand ASA	16,870	131,735
Telenor ASA(a)	162,842	1,653,720
Veidekke ASA	13,075	140,348
Wallenius Wilhelmsen ASA	11,307	78,468
Yara International ASA	13,049	461,618

Total Norway		10,095,892

Portugal - 0.4%
EDP - Energias de Portugal SA	139,311	680,300
Galp Energia SGPS SA(a)	34,524	403,776
Jeronimo Martins SGPS SA	22,830	628,666
Navigator Co. SA(a)	48,682	164,860
NOS SGPS SA	27,369	97,223
REN - Redes Energeticas Nacionais SGPS SA	69,427	188,984
Sonae SGPS SA	77,790	76,467

Total Portugal		2,240,276

Singapore - 2.7%
Bukit Sembawang Estates Ltd.	88,300	263,592
CapitaLand Ascendas REIT	215,900	433,922
CapitaLand Ascott Trust	174,874	139,553
CapitaLand Integrated Commercial Trust	368,700	520,351
CapitaLand Investment Ltd.	219,800	537,583
City Developments Ltd.	27,200	135,060
ComfortDelGro Corp. Ltd.	84,300	72,256
DBS Group Holdings Ltd.	117,476	2,735,190
Frasers Centrepoint Trust	42,300	68,450
Frasers Logistics & Commercial Trust	294,800	272,287
Genting Singapore Ltd.	356,000	247,268
Jardine Cycle & Carriage Ltd.	20,655	531,122
Jiutian Chemical Group Ltd.	1,080,300	43,903
Kenon Holdings Ltd.	4,752	110,766
Keppel Corp. Ltd.	70,400	349,048
Keppel DC REIT	89,800	143,324
Keppel Infrastructure Trust	411,720	155,154
Keppel REIT	209,400	139,254
Mapletree Industrial Trust	148,700	242,825
Mapletree Logistics Trust(a)	155,500	186,138
Mapletree Pan Asia Commercial Trust	170,900	204,572
NetLink NBN Trust	387,100	244,556
Olam Group Ltd.	253,400	260,262
OUE Commercial Real Estate Investment Trust	363,800	88,709
Oversea-Chinese Banking Corp. Ltd.	219,095	1,988,020
PARAGON REIT	198,800	140,285
Parkway Life Real Estate Investment Trust	26,000	74,925
Raffles Medical Group Ltd.	133,300	133,955
Sembcorp Industries Ltd.	82,500	350,519
Sheng Siong Group Ltd.	184,300	223,336
Singapore Exchange Ltd.	55,400	393,390
Singapore Post Ltd.	320,900	106,702
Singapore Technologies Engineering Ltd.	149,100	405,430
Singapore Telecommunications Ltd.	673,000	1,243,211
Suntec Real Estate Investment Trust	162,100	154,512
United Overseas Bank Ltd.	86,501	1,789,654
Venture Corp. Ltd.	10,800	117,389
Wing Tai Holdings Ltd.	116,700	126,759

Total Singapore		15,373,232

Spain - 4.0%
Acciona SA(a)	1,644	278,726
Acerinox SA	15,982	169,551
ACS Actividades de Construccion y Servicios SA(a)	26,041	913,974
Atresmedia Corp. de Medios de Comunicacion SA	32,970	125,608
Banco Bilbao Vizcaya Argentaria SA	264,978	2,032,889
Banco de Sabadell SA	161,549	185,768
Banco Santander SA	484,270	1,788,427
Bankinter SA	38,166	234,428
CaixaBank SA	238,618	985,878
Cia de Distribucion Integral Logista Holdings SA	9,612	258,812
Cie Automotive SA(a)	5,491	167,739
EDP Renovaveis SA(a)	6,283	125,408
Enagas SA(a)	22,251	436,965
Endesa SA(a)	104,786	2,246,419
Faes Farma SA	45,512	157,898
Fluidra SA(a)	13,316	259,030
Fomento de Construcciones y Contratas SA*(a)	24,405	314,718
Grupo Catalana Occidente SA(a)	7,847	240,994
Iberdrola SA	209,646	2,733,250
Industria de Diseno Textil SA	86,627	3,351,328
Inmobiliaria Colonial Socimi SA(a)	23,103	139,764
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	86,841	78,163
Mapfre SA(a)	210,575	417,892
Merlin Properties Socimi SA	52,471	448,808
Naturgy Energy Group SA(a)	52,726	1,568,107
Redeia Corp. SA(a)	23,636	396,731
Repsol SA(a)	59,910	871,273
Sacyr SA(a)	43,207	147,450
Telefonica SA	372,328	1,509,476
Unicaja Banco SA(a)(b)	117,131	123,062
Viscofan SA	2,561	176,863

Total Spain		22,885,399

Sweden - 2.3%
AFRY AB	7,696	113,431
Alfa Laval AB	7,037	256,038
Assa Abloy AB, Class B	15,372	368,599
Atlas Copco AB, Class A	41,680	599,657
Atlas Copco AB, Class B	25,164	312,765
Avanza Bank Holding AB(a)	5,839	118,658
Axfood AB	9,021	190,587
Billerud AB	10,900	82,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Boliden AB	9,868	$284,630
Dometic Group AB(b)	13,549	89,061
Epiroc AB, Class A	19,799	373,753
EQT AB(a)	10,521	202,018
Essity AB, Class B	15,677	416,697
Evolution AB(b)	2,830	357,847
Fabege AB(a)	13,627	97,850
Hexagon AB, Class B	19,223	236,254
Hexpol AB	19,227	203,461
Husqvarna AB, Class B(a)	27,724	250,615
Industrivarden AB, Class A	5,526	152,868
Industrivarden AB, Class C(a)	4,052	111,492
Investment AB Latour, Class B(a)	8,743	173,058
JM AB	7,538	100,285
Lifco AB, Class B(a)	8,944	194,012
Lindab International AB	5,720	81,235
Loomis AB	4,824	140,504
NCC AB, Class B	10,649	92,921
Nibe Industrier AB, Class B	8,932	84,678
Nordnet AB publ	9,944	132,847
Saab AB, Class B	2,385	128,775
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	3,960	1,627
Sandvik AB	23,924	465,576
Securitas AB, Class B(a)	15,465	126,655
Skandinaviska Enskilda Banken AB, Class A	74,267	819,245
SKF AB, Class B	13,816	239,960
SSAB AB, Class A	38,097	270,245
SSAB AB, Class B	74,483	515,112
Svenska Cellulosa AB SCA, Class B(a)	12,993	165,340
Svenska Handelsbanken AB, Class A	67,618	565,544
Swedbank AB, Class A	70,577	1,188,230
Tele2 AB, Class B	36,924	304,655
Telefonaktiebolaget LM Ericsson, Class B	92,384	499,583
Telia Co. AB	284,897	623,797
Thule Group AB(b)	9,150	268,622
Trelleborg AB, Class B	7,629	184,628
Volvo AB, Class A	12,996	276,252
Volvo AB, Class B	37,874	781,934
Wihlborgs Fastigheter AB	20,362	147,041

Total Sweden		13,391,351

Switzerland - 9.4%
ABB Ltd., Registered Shares	45,647	1,794,961
Baloise Holding AG, Registered Shares	2,939	431,660
Banque Cantonale Vaudoise, Registered Shares(a)	4,444	469,410
BKW AG	1,552	274,092
Cembra Money Bank AG	1,289	106,906
Cie Financiere Richemont SA, Class A, Registered Shares	8,917	1,511,500
Clariant AG, Registered Shares*	4,519	65,261
Coca-Cola HBC AG*	8,947	266,739
DKSH Holding AG	2,402	178,677
DSM-Firmenich AG*	3,163	340,321
EFG International AG*	18,226	184,980
Galenica AG(b)	2,212	178,636
Geberit AG, Registered Shares	900	470,899
Givaudan SA, Registered Shares	146	483,865
Helvetia Holding AG, Registered Shares	3,397	459,439
Holcim AG, Registered Shares*	23,483	1,580,145
Julius Baer Group Ltd.	9,359	589,377
Kuehne & Nagel International AG, Registered Shares	3,973	1,175,491
Logitech International SA, Registered Shares	3,861	229,765
Lonza Group AG, Registered Shares	519	309,433
Nestle SA, Registered Shares	79,173	9,522,176
Novartis AG, Registered Shares	108,073	10,871,928
OC Oerlikon Corp. AG, Registered Shares	17,845	88,881
Partners Group Holding AG	767	721,519
PSP Swiss Property AG, Registered Shares	1,823	203,563
Roche Holding AG	20,855	6,375,502
Roche Holding AG, Bearer Shares(a)	3,750	1,230,649
Schindler Holding AG, Participation Certificate	1,197	280,569
Schindler Holding AG, Registered Shares	739	166,030
SFS Group AG	1,832	241,222
SGS SA, Registered Shares	7,750	732,510
SIG Group AG*(a)	6,868	189,462
Sika AG, Registered Shares	1,640	468,729
Sonova Holding AG, Registered Shares	864	230,039
Stadler Rail AG(a)	2,379	92,964
STMicroelectronics NV(a)	6,862	341,120
Straumann Holding AG, Registered Shares(a)	1,095	177,655
Sulzer AG, Registered Shares	2,515	216,178
Swatch Group AG, Bearer Shares	1,252	365,391
Swiss Life Holding AG, Registered Shares	1,444	844,142
Swiss Prime Site AG, Registered Shares	3,796	329,469
Swiss Re AG	17,604	1,771,714
Swisscom AG, Registered Shares	2,841	1,771,318
UBS Group AG, Registered Shares	80,334	1,624,818
VAT Group AG(b)	699	289,085
Vontobel Holding AG, Registered Shares(a)	3,488	221,058
Zurich Insurance Group AG	8,151	3,871,190

Total Switzerland		54,340,438

United Kingdom - 12.5%
Airtel Africa PLC(b)	187,197	256,557
Anglo American PLC	78,601	2,231,424
Ashmore Group PLC	56,776	150,139
Ashtead Group PLC	6,713	464,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2023

Investments	Shares	Value
Associated British Foods PLC	13,552	$343,036
Assura PLC	200,627	115,801
AstraZeneca PLC	29,843	4,278,218
Aviva PLC	142,830	717,632
BAE Systems PLC	79,350	935,173
Balfour Beatty PLC	21,943	95,074
Barclays PLC	493,051	961,448
Beazley PLC	11,640	87,163
Bellway PLC	7,341	185,540
Big Yellow Group PLC	11,360	154,969
BP PLC	654,209	3,812,230
British American Tobacco PLC	114,095	3,783,028
British Land Co. PLC	43,317	166,755
Britvic PLC	15,718	171,055
BT Group PLC(a)	468,016	727,998
Bunzl PLC	8,287	315,965
Burberry Group PLC	7,190	193,789
Central Asia Metals PLC	49,964	114,466
Clarkson PLC	2,287	86,064
Close Brothers Group PLC	7,257	81,329
CNH Industrial NV	19,307	278,149
Compass Group PLC	14,977	419,283
Computacenter PLC	4,027	117,242
ConvaTec Group PLC(b)	51,293	133,814
Cranswick PLC	2,847	117,490
Croda International PLC	2,312	165,369
DCC PLC	2,388	133,523
Derwent London PLC(a)	3,314	86,372
Diageo PLC	54,113	2,324,637
Diversified Energy Co. PLC	111,053	124,810
Drax Group PLC	18,891	139,299
DS Smith PLC	46,196	159,632
Dunelm Group PLC	8,851	126,143
Fresnillo PLC	16,209	125,746
Games Workshop Group PLC	1,344	186,590
Genus PLC	1,779	48,989
Harbour Energy PLC	35,590	103,436
Hargreaves Lansdown PLC	17,631	182,818
Howden Joinery Group PLC	19,477	159,072
HSBC Holdings PLC	1,174,485	9,283,115
IMI PLC	9,336	194,657
Imperial Brands PLC	75,577	1,670,436
Inchcape PLC	12,830	126,821
InterContinental Hotels Group PLC	3,759	259,691
Intertek Group PLC	3,491	189,293
Investec PLC	28,092	157,431
ITV PLC	218,517	189,745
J. Sainsbury PLC	112,475	384,657
Kingfisher PLC	91,770	270,329
Land Securities Group PLC(a)	33,507	244,604
Legal & General Group PLC	350,207	1,012,021
Liontrust Asset Management PLC	9,041	82,299
Lloyds Banking Group PLC	2,488,567	1,379,119
London Stock Exchange Group PLC	5,046	536,699
Londonmetric Property PLC	65,078	136,847
Mondi PLC	14,901	227,143
Morgan Sindall Group PLC	4,894	113,862
National Grid PLC	214,181	2,833,273
Next PLC	3,472	304,575
OSB Group PLC	39,058	238,351
Pagegroup PLC	25,930	132,392
Pan African Resources PLC	119,106	18,958
Pearson PLC	16,573	173,196
Prudential PLC	40,823	575,315
QinetiQ Group PLC	29,687	133,533
Quilter PLC(b)	65,484	65,936
Reckitt Benckiser Group PLC	23,568	1,771,424
Redde Northgate PLC	24,430	116,472
Redrow PLC	13,866	77,742
RELX PLC	48,937	1,630,684
Rentokil Initial PLC	23,419	183,109
Rightmove PLC	7,841	52,156
RS Group PLC	9,998	96,629
RWS Holdings PLC	13,315	39,849
Safestore Holdings PLC	7,895	85,217
Sage Group PLC	28,836	339,038
Savills PLC	8,910	96,399
Schroders PLC	61,563	342,267
Segro PLC	27,896	254,217
Serco Group PLC	58,702	116,200
Severn Trent PLC	9,360	305,350
Shell PLC	317,635	9,459,612
Smith & Nephew PLC	21,354	344,242
Smiths Group PLC	14,724	307,746
Spectris PLC	3,873	177,016
Spirax-Sarco Engineering PLC	643	84,732
Spirent Communications PLC	15,750	32,759
SSE PLC	44,644	1,044,918
St. James’s Place PLC	18,110	250,388
Standard Chartered PLC	49,094	426,299
Tate & Lyle PLC	15,913	146,877
TBC Bank Group PLC	6,953	218,341
Telecom Plus PLC	3,292	70,731
Tesco PLC	264,664	835,818
TP ICAP Group PLC	29,982	57,634
Travis Perkins PLC	24,623	254,318
Tritax Big Box REIT PLC	108,910	173,079
Unilever PLC	73,577	3,832,891
Unite Group PLC	15,339	169,661
United Utilities Group PLC	26,574	324,875
Vesuvius PLC	20,755	105,125
Victrex PLC	3,775	66,807
Vodafone Group PLC	1,669,109	1,569,660
Weir Group PLC	5,419	120,979
Wincanton PLC	19,295	61,695
Workspace Group PLC	20,855	125,358

Total United Kingdom		72,264,501

United States - 1.1%
GSK PLC	193,493	3,416,413
Stellantis NV	172,876	3,034,699

Total United States		6,451,112

TOTAL COMMON STOCKS (Cost: $494,637,255)		573,968,798

RIGHTS - 0.0%

Australia - 0.0%
Abacus Property Group, expiring 7/27/23*†	13,786	0

Spain - 0.0%
Sacyr SA, expiring 7/4/23*(a)	43,207	3,870

TOTAL RIGHTS (Cost: $3,682)		3,870

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%

United States - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $29,554,962)	29,554,962	29,554,962

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $524,195,899)		603,527,630
Other Assets less Liabilities - (4.5)%		(25,767,988)

NET ASSETS - 100.0%		$577,759,642

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,285,460 and the total market value of the collateral held by the Fund was $45,547,712. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,992,750.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/5/2023	43,350	USD	465,000	NOK	$—	$(54)
Royal Bank of Canada	7/5/2023	163,698	USD	150,000	EUR	48	—
Royal Bank of Canada	7/5/2023	173,298	USD	25,000,000	JPY	330	—

						$378	$(54)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$573,968,798	$—	$—		$573,968,798
Rights
Australia	—	—	0	*	0
Spain	3,870	—	—		3,870
Investment of Cash Collateral for Securities Loaned	—	29,554,962	—		29,554,962

Total Investments in Securities	$573,972,668	$29,554,962	$0		$603,527,630

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$378	$—		$378
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(54)	$—		$(54)

Total - Net	$573,972,668	$29,555,286	$0		$603,527,954

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.4%

Australia - 5.2%
Altium Ltd.	40,180	$987,456
ARB Corp. Ltd.(a)	6,613	125,896
Aristocrat Leisure Ltd.	136,044	3,500,960
AUB Group Ltd.	46,328	906,644
Beach Energy Ltd.	98,591	88,597
Breville Group Ltd.(a)	104,382	1,385,469
Cochlear Ltd.	18,238	2,780,938
Coles Group Ltd.	684,218	8,389,384
Computershare Ltd.	191,737	2,983,983
CSL Ltd.	83,591	15,434,075
Goodman Group	594,041	7,936,148
IDP Education Ltd.(a)	10,413	153,184
Netwealth Group Ltd.(a)	19,251	177,352
Northern Star Resources Ltd.	443,811	3,568,707
Pinnacle Investment Management Group Ltd.(a)	194,852	1,294,438
Pro Medicus Ltd.(a)	6,203	271,029
REA Group Ltd.(a)	23,156	2,204,635
Seven Group Holdings Ltd.	172,856	2,836,268
Technology One Ltd.	119,680	1,246,757
Washington H Soul Pattinson & Co. Ltd.(a)	159,490	3,373,908
Wesfarmers Ltd.	758,169	24,900,674
WiseTech Global Ltd.	7,897	419,532

Total Australia		84,966,034

Austria - 0.3%
Oesterreichische Post AG	76,831	2,741,000
Verbund AG	34,444	2,760,135

Total Austria		5,501,135

Belgium - 0.6%
Etablissements Franz Colruyt NV	87,695	3,267,311
UCB SA	47,524	4,210,114
VGP NV(a)	32,514	3,174,814

Total Belgium		10,652,239

China - 0.7%
BOC Aviation Ltd.(b)	433,100	3,501,121
Prosus NV*	105,954	7,757,637

Total China		11,258,758

Denmark - 4.4%
Alm Brand A/S	562,399	880,081
Chemometec A/S*	3,290	224,641
Chr Hansen Holding A/S	28,461	1,975,008
Coloplast A/S, Class B	60,668	7,584,333
Novo Nordisk A/S, Class B	311,033	50,103,618
Novozymes A/S, Class B	46,067	2,145,791
Pandora A/S	65,797	5,873,174
Royal Unibrew A/S	22,903	2,047,053
SimCorp A/S	9,572	1,014,023

Total Denmark		71,847,722

Finland - 1.9%
Kone Oyj, Class B	304,137	15,870,643
Konecranes Oyj	79,971	3,215,103
Neste Oyj	199,890	7,689,503
Valmet Oyj	143,779	3,996,868

Total Finland		30,772,117

France - 14.3%
Bollore SE	586,908	3,656,209
Capgemini SE	38,811	7,348,595
Carrefour SA(a)	384,898	7,287,778
Gaztransport Et Technigaz SA	18,611	1,893,405
Hermes International	9,683	21,022,671
Kering SA	47,525	26,215,254
L’Oreal SA	104,627	48,752,650
La Francaise des Jeux SAEM(b)	125,260	4,925,180
LVMH Moet Hennessy Louis Vuitton SE	107,906	101,597,092
Sartorius Stedim Biotech	4,678	1,167,216
Teleperformance	8,365	1,400,418
Verallia SA(b)	72,905	2,734,564
Vivendi SE	519,807	4,767,124

Total France		232,768,156

Germany - 5.3%
adidas AG	100,764	19,543,988
Bechtle AG	33,314	1,320,072
Carl Zeiss Meditec AG, Bearer Shares	9,936	1,073,611
CompuGroup Medical SE & Co. KGaA	15,381	756,473
Fielmann AG	59,843	3,186,090
Nemetschek SE	12,692	950,456
Puma SE	49,950	3,003,790
Rheinmetall AG	13,671	3,740,699
SAP SE	365,244	49,865,953
Stroeer SE & Co. KGaA*	51,382	2,494,571
VERBIO Vereinigte BioEnergie AG	865	34,776

Total Germany		85,970,479

Hong Kong - 3.2%
CLP Holdings Ltd.	2,390,500	18,577,119
Hong Kong Exchanges & Clearing Ltd.	667,500	25,144,323
Techtronic Industries Co. Ltd.	722,500	7,850,455

Total Hong Kong		51,571,897

Indonesia - 0.1%
Nickel Industries Ltd.(a)	2,824,697	1,664,030

Ireland - 0.2%
Kerry Group PLC, Class A	27,089	2,641,546

Israel - 0.2%
Hilan Ltd.	9,600	473,668
Matrix IT Ltd.	20,513	417,507
Maytronics Ltd.	41,946	572,399
One Software Technologies Ltd.	4,989	67,086
Strauss Group Ltd.*	60,803	1,367,144

Total Israel		2,897,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

Investments	Shares	Value
Italy - 2.8%
Amplifon SpA(a)	30,398	$1,113,987
Azimut Holding SpA(a)	191,748	4,132,689
Banca Generali SpA(a)	119,211	4,096,866
Banca Mediolanum SpA	703,565	6,357,178
Carel Industries SpA(b)	150	4,517
Davide Campari-Milano NV	197,348	2,732,243
De’ Longhi SpA	81,587	1,782,009
Ferrari NV	21,931	7,166,055
FinecoBank Banca Fineco SpA(a)	264,180	3,549,435
Italgas SpA(a)	662,173	3,919,188
Moncler SpA	48,935	3,381,602
RAI Way SpA(b)	227,833	1,369,598
Recordati Industria Chimica e Farmaceutica SpA(a)	88,986	4,247,414
Reply SpA	3,902	443,162
Technogym SpA(b)	66,916	619,086

Total Italy		44,915,029

Japan - 7.9%
Asahi Holdings, Inc.	36,500	490,168
Astellas Pharma, Inc.	696,500	10,355,820
AZ-COM MARUWA Holdings, Inc.(a)	9,200	122,913
BayCurrent Consulting, Inc.	16,400	609,093
Benefit One, Inc.	11,100	112,509
BIPROGY, Inc.	57,400	1,403,080
Capcom Co. Ltd.	69,300	2,730,574
Casio Computer Co. Ltd.	237,800	1,943,071
CyberAgent, Inc.(a)	158,700	1,150,708
Daifuku Co. Ltd.	102,500	2,086,735
Daito Trust Construction Co. Ltd.	34,500	3,481,389
Daiwabo Holdings Co. Ltd.	71,100	1,365,331
eRex Co. Ltd.(a)	4,700	36,713
Fancl Corp.	50,700	841,872
Food & Life Cos. Ltd.	800	15,504
Fujimi, Inc.(a)	37,200	909,828
Fujitsu Ltd.	50,900	6,548,487
Future Corp.(a)	9,400	111,017
Goldwin, Inc.	7,100	599,301
Hoya Corp.	43,000	5,079,911
Information Services International-Dentsu Ltd.(a)	15,400	537,005
Japan Material Co. Ltd.(a)	28,000	462,808
Justsystems Corp.(a)	19,000	526,876
Kakaku.com, Inc.	23,991	342,432
Kao Corp.(a)	205,700	7,420,485
Katitas Co. Ltd.	1,900	32,575
Keyence Corp.	14,200	6,665,998
Kobe Bussan Co. Ltd.(a)	28,400	732,130
Koei Tecmo Holdings Co. Ltd.(a)	113,500	1,951,806
Kose Corp.	8,800	839,603
M3, Inc.(a)	30,200	649,613
Meitec Corp.	57,500	984,225
MIRAIT ONE Corp.	116,700	1,461,828
MonotaRO Co. Ltd.	25,300	319,105
Murata Manufacturing Co. Ltd.	241,600	13,767,029
NEC Networks & System Integration Corp.	93,200	1,279,336
NET One Systems Co. Ltd.	44,700	973,884
Nexon Co. Ltd.	67,500	1,282,890
Nextage Co. Ltd.(a)	2,900	55,919
Nifco, Inc.	54,400	1,603,000
Nihon M&A Center Holdings, Inc.	38,000	288,809
Nippon Gas Co. Ltd.	61,700	862,950
Nippon Shinyaku Co. Ltd.	16,400	666,507
Nissan Chemical Corp.	63,668	2,717,459
Nomura Research Institute Ltd.	104,700	2,869,317
NSD Co. Ltd.	27,200	542,927
Obic Co. Ltd.(a)	14,700	2,343,294
Open House Group Co. Ltd.	63,900	2,284,369
Oracle Corp.(a)	47,800	3,535,351
Osaka Gas Co. Ltd.	190,100	2,903,420
Persol Holdings Co. Ltd.	68,900	1,234,179
Recruit Holdings Co. Ltd.	132,200	4,173,581
Relo Group, Inc.	52,400	708,769
Sega Sammy Holdings, Inc.	94,700	2,012,789
Seria Co. Ltd.	8,200	130,260
Shinko Electric Industries Co. Ltd.	47,700	1,931,300
SUMCO Corp.(a)	224,400	3,148,602
Systena Corp.	17,900	36,163
Taiheiyo Cement Corp.	88,500	1,738,650
Taiyo Yuden Co. Ltd.	23,900	675,818
TechnoPro Holdings, Inc.(a)	48,000	1,030,505
Terumo Corp.	76,000	2,398,810
TIS, Inc.	50,700	1,259,651
Unicharm Corp.	88,600	3,274,035
West Holdings Corp.	2,000	34,511
Workman Co. Ltd.(a)	13,800	496,489
ZOZO, Inc.	126,400	2,598,225

Total Japan		127,779,311

Netherlands - 5.8%
ASM International NV(a)	6,660	2,821,775
ASML Holding NV	63,937	46,247,756
BE Semiconductor Industries NV(a)	78,499	8,504,294
Corbion NV	23,280	555,211
Koninklijke KPN NV	3,492,202	12,454,869
SBM Offshore NV(a)	211,377	2,896,492
Universal Music Group NV(a)	565,377	12,552,419
Wolters Kluwer NV	60,313	7,652,715

Total Netherlands		93,685,531

Norway - 0.4%
Kongsberg Gruppen ASA	22,369	1,019,321
Leroy Seafood Group ASA	432,559	1,644,068
Salmar ASA(a)	105,696	4,270,834
TOMRA Systems ASA	21,871	352,147

Total Norway		7,286,370

Portugal - 0.5%
Jeronimo Martins SGPS SA	323,913	8,919,543

Singapore - 1.0%
Kenon Holdings Ltd.	96,077	2,239,497
Singapore Exchange Ltd.	650,100	4,616,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

Investments	Shares	Value
Singapore Technologies Engineering Ltd.	2,749,900	$7,477,468
StarHub Ltd.(a)	2,015,400	1,548,761

Total Singapore		15,882,020

Spain - 4.7%
Cie Automotive SA	39,008	1,191,617
Industria de Diseno Textil SA	1,880,519	72,751,398
Laboratorios Farmaceuticos Rovi SA(a)	17,960	829,625
Viscofan SA	24,769	1,710,555

Total Spain		76,483,195

Sweden - 5.7%
AAK AB(a)	92,663	1,739,796
AddTech AB, Class B	86,406	1,878,304
Alfa Laval AB	154,355	5,616,131
Assa Abloy AB, Class B	275,672	6,610,227
Atlas Copco AB, Class A	901,532	12,970,482
Atlas Copco AB, Class B	316,161	3,929,584
Avanza Bank Holding AB(a)	108,880	2,212,619
Beijer Ref AB(a)	23,071	293,906
Bilia AB, Class A	63,498	660,770
Elekta AB, Class B(a)	246,361	1,900,857
Epiroc AB, Class A	131,784	2,487,734
Epiroc AB, Class B	169,788	2,739,860
Essity AB, Class B	270,058	7,178,178
Evolution AB(b)	51,711	6,538,739
HMS Networks AB	4,994	244,122
Husqvarna AB, Class B(a)	263,226	2,379,472
Instalco AB	756	3,769
Investment AB Latour, Class B(a)	192,600	3,812,308
Lagercrantz Group AB, Class B	17,911	230,493
Loomis AB	40,892	1,191,025
Nibe Industrier AB, Class B	126,841	1,202,496
Nolato AB, Class B	55,478	260,407
Nordnet AB publ	108,391	1,448,050
Paradox Interactive AB	10,733	270,479
Sagax AB, Class B(a)	65,658	1,294,766
Sandvik AB	468,205	9,111,560
Securitas AB, Class B(a)	367,919	3,013,166
Telefonaktiebolaget LM Ericsson, Class B	2,001,960	10,825,964

Total Sweden		92,045,264

Switzerland - 18.2%
ABB Ltd., Registered Shares	834,350	32,808,845
Coca-Cola HBC AG*	159,055	4,741,935
Comet Holding AG, Registered Shares	4,456	1,137,596
Geberit AG, Registered Shares	15,629	8,177,427
Givaudan SA, Registered Shares	2,907	9,634,220
Logitech International SA, Registered Shares	51,162	3,044,615
Lonza Group AG, Registered Shares	5,589	3,332,222
Nestle SA, Registered Shares	509,973	61,334,706
Novartis AG, Registered Shares	693,750	69,789,862
Partners Group Holding AG	13,360	12,567,793
Roche Holding AG	144,439	44,155,889
Roche Holding AG, Bearer Shares	20,524	6,735,423
Schindler Holding AG, Participation Certificate	14,847	3,480,038
Schindler Holding AG, Registered Shares	22,335	5,017,979
SGS SA, Registered Shares	97,633	9,228,018
Sika AG, Registered Shares	29,402	8,403,388
Sonova Holding AG, Registered Shares	14,643	3,898,690
Stadler Rail AG(a)	46,936	1,834,106
Straumann Holding AG, Registered Shares(a)	11,521	1,869,193
Sulzer AG, Registered Shares	30,265	2,601,440
Temenos AG, Registered Shares(a)	15,824	1,258,279

Total Switzerland		295,051,664

United Kingdom - 13.3%
Airtel Africa PLC(b)	2,064,823	2,829,873
AJ Bell PLC	209,389	854,524
Ashtead Group PLC	109,141	7,553,903
Auto Trader Group PLC(b)	197,143	1,529,894
Burberry Group PLC	132,481	3,570,712
Compass Group PLC	368,768	10,323,713
Diageo PLC	630,939	27,104,472
Drax Group PLC	255,977	1,887,532
EMIS Group PLC	2,700	47,027
Fevertree Drinks PLC	35,013	542,623
Fresnillo PLC	354,538	2,750,429
Games Workshop Group PLC	24,838	3,448,297
Gamma Communications PLC	22,524	327,022
Greggs PLC	48,996	1,590,915
Halma PLC	52,602	1,522,757
Hargreaves Lansdown PLC(a)	379,180	3,931,769
IMI PLC	107,828	2,248,230
Imperial Brands PLC(a)	918,032	20,290,741
Intertek Group PLC	63,161	3,424,786
Kainos Group PLC	39,383	616,858
RELX PLC	647,294	21,569,197
Rentokil Initial PLC	447,117	3,495,922
Rightmove PLC	208,930	1,389,741
Rotork PLC	357,916	1,386,952
RS Group PLC	85,656	827,849
Sage Group PLC	417,499	4,908,724
Smith & Nephew PLC	385,990	6,222,440
Spectris PLC	46,193	2,111,254
Spirax-Sarco Engineering PLC	15,502	2,042,784
Tate & Lyle PLC	247,621	2,285,543
Unilever PLC	1,408,073	73,351,587
Victrex PLC	35,229	623,455

Total United Kingdom		216,611,525

United States - 3.7%
GSK PLC	3,395,950	59,960,656

TOTAL COMMON STOCKS (Cost: $1,344,344,818)		1,631,132,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $868,179)	30,222	$1,039,939

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

United States - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $54,548,240)	54,548,240	54,548,240

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $1,399,761,237)		1,686,720,204
Other Assets less Liabilities - (3.9)%		(62,608,028)

NET ASSETS - 100.0%		$1,624,112,176

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $63,696,228. The Fund also had securities on loan having a total market value of $350,965 that were sold and pending settlement. The total market value of the collateral held by the Fund was $67,366,038. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,817,798.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,023,619	$—	$—	$—	$16,320	$1,039,939	$8,160

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2023	321,248	USD	470,105	AUD	$8,314	$—
Bank of America NA	7/6/2023	1,070,334	USD	959,017	CHF	—	(1,718)
Bank of America NA	7/6/2023	269,948	USD	1,851,061	DKK	—	(1,291)
Bank of America NA	7/6/2023	2,126,526	USD	1,956,974	EUR	—	(8,634)
Bank of America NA	7/6/2023	1,013,509	USD	798,046	GBP	—	(1,093)
Bank of America NA	7/6/2023	196,102	USD	1,535,148	HKD	206	—
Bank of America NA	7/6/2023	22,005	USD	79,014	ILS	712	—
Bank of America NA	7/6/2023	486,501	USD	67,629,720	JPY	18,519	—
Bank of America NA	7/6/2023	30,370	USD	319,561	NOK	541	—
Bank of America NA	7/6/2023	340,987	USD	3,634,514	SEK	4,484	—
Bank of America NA	7/6/2023	48,440	USD	64,801	SGD	556	—
Barclays Bank PLC	7/6/2023	32,454,246	AUD	21,603,915	USD	—	(144)
Barclays Bank PLC	7/6/2023	64,390,912	CHF	71,979,977	USD	402	—
Barclays Bank PLC	7/6/2023	123,891,885	DKK	18,154,019	USD	80	—
Barclays Bank PLC	7/6/2023	131,075,829	EUR	143,008,841	USD	1,690	—
Barclays Bank PLC	7/6/2023	53,611,250	GBP	68,158,502	USD	591	—
Barclays Bank PLC	7/6/2023	103,349,208	HKD	13,187,885	USD	254	—
Barclays Bank PLC	7/6/2023	5,491,387	ILS	1,479,852	USD	—	(42)
Barclays Bank PLC	7/6/2023	4,728,133,897	JPY	32,717,163	USD	396	—
Barclays Bank PLC	7/6/2023	21,880,885	NOK	2,042,412	USD	11	—
Barclays Bank PLC	7/6/2023	247,680,433	SEK	22,931,403	USD	187	—
Barclays Bank PLC	7/6/2023	4,408,382	SGD	3,257,563	USD	—	(56)
Barclays Bank PLC	7/6/2023	20,693,715	USD	31,935,435	AUD	—	(564,700)
Barclays Bank PLC	7/6/2023	68,947,364	USD	62,783,056	CHF	—	(1,235,648)
Barclays Bank PLC	7/6/2023	17,389,167	USD	121,190,843	DKK	—	(369,144)
Barclays Bank PLC	7/6/2023	136,983,686	USD	128,231,021	EUR	—	(2,923,013)
Barclays Bank PLC	7/6/2023	65,286,892	USD	52,637,008	GBP	—	(1,633,591)
Barclays Bank PLC	7/6/2023	12,632,262	USD	98,807,936	HKD	23,624	—
Barclays Bank PLC	7/6/2023	1,417,504	USD	5,286,152	ILS	—	(6,999)
Barclays Bank PLC	7/6/2023	31,338,747	USD	4,355,361,907	JPY	1,200,681	—
Barclays Bank PLC	7/6/2023	1,956,363	USD	21,764,028	NOK	—	(75,152)
Barclays Bank PLC	7/6/2023	21,965,272	USD	238,615,142	SEK	—	(127,005)
Barclays Bank PLC	7/6/2023	3,120,317	USD	4,223,143	SGD	—	(311)
Barclays Bank PLC	8/3/2023	21,390,870	USD	32,110,083	AUD	—	(879)
Barclays Bank PLC	8/3/2023	17,557,803	USD	119,628,651	DKK	—	(721)
Barclays Bank PLC	8/3/2023	147,685,977	USD	135,177,589	EUR	—	(2,062)
Barclays Bank PLC	8/3/2023	69,086,674	USD	54,329,782	GBP	156	—
Barclays Bank PLC	8/3/2023	13,886,506	USD	108,767,836	HKD	—	(647)
Barclays Bank PLC	8/3/2023	1,461,516	USD	5,419,905	ILS	—	(100)
Barclays Bank PLC	8/3/2023	32,007,335	USD	4,606,153,174	JPY	—	(1,009)
Barclays Bank PLC	8/3/2023	1,895,706	USD	20,289,281	NOK	—	(86)
Barclays Bank PLC	8/3/2023	22,731,281	USD	245,215,012	SEK	—	(617)
Barclays Bank PLC	8/3/2023	3,217,994	USD	4,350,651	SGD	—	(42)
Barclays Bank PLC	8/4/2023	71,426,241	USD	63,709,279	CHF	—	(2,717)
Citibank NA	7/6/2023	32,454,736	AUD	21,603,917	USD	181	—
Citibank NA	7/6/2023	64,391,200	CHF	71,979,977	USD	724	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

Citibank NA	7/6/2023	123,892,309	DKK	18,154,020	USD	141		—
Citibank NA	7/6/2023	131,075,349	EUR	143,008,842	USD	1,166		—
Citibank NA	7/6/2023	53,611,249	GBP	68,158,501	USD	591		—
Citibank NA	7/6/2023	103,348,325	HKD	13,187,885	USD	141		—
Citibank NA	7/6/2023	5,491,475	ILS	1,479,851	USD	—		(17)
Citibank NA	7/6/2023	4,728,117,828	JPY	32,717,165	USD	283		—
Citibank NA	7/6/2023	21,880,909	NOK	2,042,412	USD	13		—
Citibank NA	7/6/2023	247,680,399	SEK	22,931,402	USD	185		—
Citibank NA	7/6/2023	4,408,397	SGD	3,257,562	USD	—		(44)
Citibank NA	7/6/2023	20,693,715	USD	31,935,189	AUD	—		(564,536)
Citibank NA	7/6/2023	68,947,364	USD	62,781,125	CHF	—		(1,233,490)
Citibank NA	7/6/2023	17,389,167	USD	121,185,279	DKK	—		(368,328)
Citibank NA	7/6/2023	136,983,686	USD	128,231,261	EUR	—		(2,923,275)
Citibank NA	7/6/2023	65,286,892	USD	52,637,008	GBP	—		(1,633,591)
Citibank NA	7/6/2023	12,632,262	USD	98,809,073	HKD	23,479		—
Citibank NA	7/6/2023	1,417,504	USD	5,286,279	ILS	—		(7,034)
Citibank NA	7/6/2023	31,338,747	USD	4,355,424,585	JPY	1,200,247		—
Citibank NA	7/6/2023	1,956,363	USD	21,763,572	NOK	—		(75,110)
Citibank NA	7/6/2023	21,965,272	USD	238,611,847	SEK	—		(126,700)
Citibank NA	7/6/2023	3,120,317	USD	4,223,237	SGD	—		(380)
Citibank NA	8/3/2023	21,390,870	USD	32,109,793	AUD	—		(687)
Citibank NA	8/3/2023	17,557,805	USD	119,629,701	DKK	—		(873)
Citibank NA	8/3/2023	147,685,977	USD	135,175,981	EUR	—		(305)
Citibank NA	8/3/2023	69,086,673	USD	54,331,105	GBP	—		(1,528)
Citibank NA	8/3/2023	13,886,506	USD	108,767,419	HKD	—		(594)
Citibank NA	8/3/2023	1,461,518	USD	5,419,747	ILS	—		(55)
Citibank NA	8/3/2023	32,007,335	USD	4,606,130,769	JPY	—		(853)
Citibank NA	8/3/2023	1,895,707	USD	20,289,422	NOK	—		(98)
Citibank NA	8/3/2023	22,731,280	USD	245,217,820	SEK	—		(879)
Citibank NA	8/3/2023	3,217,996	USD	4,350,692	SGD	—		(70)
Citibank NA	8/4/2023	71,426,243	USD	63,708,995	CHF	—		(2,396)
JP Morgan Chase Bank NA	7/3/2023	538,650	HKD	68,738	USD	—		(3)
JP Morgan Chase Bank NA	7/6/2023	32,454,834	AUD	21,603,917	USD	246		—
JP Morgan Chase Bank NA	7/6/2023	64,391,200	CHF	71,979,977	USD	724		—
JP Morgan Chase Bank NA	7/6/2023	123,892,509	DKK	18,154,020	USD	171		—
JP Morgan Chase Bank NA	7/6/2023	131,075,830	EUR	143,008,842	USD	1,690		—
JP Morgan Chase Bank NA	7/6/2023	53,611,376	GBP	68,158,501	USD	752		—
JP Morgan Chase Bank NA	7/6/2023	103,348,035	HKD	13,187,885	USD	104		—
JP Morgan Chase Bank NA	7/6/2023	5,491,462	ILS	1,479,851	USD	—		(21)
JP Morgan Chase Bank NA	7/6/2023	4,728,124,371	JPY	32,717,165	USD	328		—
JP Morgan Chase Bank NA	7/6/2023	21,880,764	NOK	2,042,412	USD	—		(0)^
JP Morgan Chase Bank NA	7/6/2023	247,680,904	SEK	22,931,402	USD	232		—
JP Morgan Chase Bank NA	7/6/2023	4,408,410	SGD	3,257,562	USD	—		(34)
JP Morgan Chase Bank NA	7/6/2023	749,578	USD	1,131,177	AUD	—		(3,411)
JP Morgan Chase Bank NA	7/6/2023	535,413	USD	788,067	AUD	10,821		—
JP Morgan Chase Bank NA	7/6/2023	428,330	USD	623,154	AUD	13,516		—
JP Morgan Chase Bank NA	7/6/2023	428,330	USD	633,305	AUD	6,759		—
JP Morgan Chase Bank NA	7/6/2023	2,497,446	USD	2,256,050	CHF	—		(24,515)
JP Morgan Chase Bank NA	7/6/2023	1,783,890	USD	1,611,498	CHF	—		(17,548)
JP Morgan Chase Bank NA	7/6/2023	1,427,112	USD	1,273,599	CHF	3,400		—
JP Morgan Chase Bank NA	7/6/2023	1,427,112	USD	1,278,719	CHF	—		(2,324)
JP Morgan Chase Bank NA	7/6/2023	629,879	USD	4,371,377	DKK	—		(10,667)
JP Morgan Chase Bank NA	7/6/2023	449,914	USD	3,099,937	DKK	—		(4,325)
JP Morgan Chase Bank NA	7/6/2023	359,931	USD	2,451,960	DKK	641		—
JP Morgan Chase Bank NA	7/6/2023	359,931	USD	2,444,950	DKK	1,668		—
JP Morgan Chase Bank NA	7/6/2023	4,961,893	USD	4,624,572	EUR	—		(83,755)
JP Morgan Chase Bank NA	7/6/2023	3,544,209	USD	3,277,051	EUR	—		(31,223)
JP Morgan Chase Bank NA	7/6/2023	2,835,367	USD	2,593,018	EUR	6,249		—
JP Morgan Chase Bank NA	7/6/2023	2,835,367	USD	2,585,834	EUR	14,088		—
JP Morgan Chase Bank NA	7/6/2023	2,364,855	USD	1,904,564	GBP	—		(56,527)
JP Morgan Chase Bank NA	7/6/2023	1,689,182	USD	1,339,568	GBP	—		(13,889)
JP Morgan Chase Bank NA	7/6/2023	1,351,346	USD	1,054,530	GBP	10,661		—
JP Morgan Chase Bank NA	7/6/2023	1,351,346	USD	1,060,352	GBP	3,259		—
JP Morgan Chase Bank NA	7/6/2023	457,572	USD	3,582,224	HKD	453		—
JP Morgan Chase Bank NA	7/6/2023	326,837	USD	2,558,968	HKD	293		—
JP Morgan Chase Bank NA	7/6/2023	261,470	USD	2,044,426	HKD	586		—
JP Morgan Chase Bank NA	7/6/2023	261,470	USD	2,047,552	HKD	187		—
JP Morgan Chase Bank NA	7/6/2023	51,345	USD	191,827	ILS	—		(348)
JP Morgan Chase Bank NA	7/6/2023	36,675	USD	130,493	ILS	1,510		—
JP Morgan Chase Bank NA	7/6/2023	29,340	USD	104,369	ILS	1,215		—
JP Morgan Chase Bank NA	7/6/2023	29,340	USD	106,497	ILS	641		—
JP Morgan Chase Bank NA	7/6/2023	1,135,168	USD	157,823,655	JPY	43,066		—
JP Morgan Chase Bank NA	7/6/2023	810,834	USD	112,999,204	JPY	28,906		—
JP Morgan Chase Bank NA	7/6/2023	648,667	USD	91,561,228	JPY	15,085		—
JP Morgan Chase Bank NA	7/6/2023	648,667	USD	92,477,340	JPY	8,746		—
JP Morgan Chase Bank NA	7/6/2023	70,864	USD	781,798	NOK	—		(2,111)
JP Morgan Chase Bank NA	7/6/2023	50,617	USD	537,844	NOK	413		—
JP Morgan Chase Bank NA	7/6/2023	40,494	USD	427,586	NOK	582		—
JP Morgan Chase Bank NA	7/6/2023	40,494	USD	429,600	NOK	394		—
JP Morgan Chase Bank NA	7/6/2023	795,637	USD	8,643,424	SEK	—		(4,618)
JP Morgan Chase Bank NA	7/6/2023	568,312	USD	6,076,687	SEK	5,700		—
JP Morgan Chase Bank NA	7/6/2023	454,650	USD	4,831,888	SEK	7,288		—
JP Morgan Chase Bank NA	7/6/2023	454,650	USD	4,860,937	SEK	4,598		—
JP Morgan Chase Bank NA	7/6/2023	113,026	USD	152,403	SGD	410		—
JP Morgan Chase Bank NA	7/6/2023	80,733	USD	108,168	SGD	804		—
JP Morgan Chase Bank NA	7/6/2023	64,586	USD	86,366	SGD	767		—
JP Morgan Chase Bank NA	7/6/2023	64,586	USD	86,738	SGD	492		—
JP Morgan Chase Bank NA	8/3/2023	21,390,870	USD	32,109,890	AUD	—		(751)
JP Morgan Chase Bank NA	8/3/2023	105,374	USD	158,171	AUD	0	^	—
JP Morgan Chase Bank NA	8/3/2023	17,557,805	USD	119,628,840	DKK	—		(747)
JP Morgan Chase Bank NA	8/3/2023	86,492	USD	589,297	DKK	—		(2)
JP Morgan Chase Bank NA	8/3/2023	147,685,977	USD	135,176,971	EUR	—		(1,387)
JP Morgan Chase Bank NA	8/3/2023	727,517	USD	665,881	EUR	10		—
JP Morgan Chase Bank NA	8/3/2023	69,086,673	USD	54,329,225	GBP	863		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

JP Morgan Chase Bank NA	8/3/2023	340,328	USD	267,626	GBP	11	—
JP Morgan Chase Bank NA	8/3/2023	13,886,506	USD	108,767,141	HKD	—	(559)
JP Morgan Chase Bank NA	8/3/2023	68,406	USD	535,802	HKD	—	(4)
JP Morgan Chase Bank NA	8/3/2023	1,461,518	USD	5,419,912	ILS	—	(100)
JP Morgan Chase Bank NA	8/3/2023	7,200	USD	26,701	ILS	—	(1)
JP Morgan Chase Bank NA	8/3/2023	32,007,335	USD	4,606,146,773	JPY	—	(964)
JP Morgan Chase Bank NA	8/3/2023	157,672	USD	22,690,419	JPY	—	(5)
JP Morgan Chase Bank NA	8/3/2023	1,895,707	USD	20,288,920	NOK	—	(51)
JP Morgan Chase Bank NA	8/3/2023	9,338	USD	99,939	NOK	—	(0)^
JP Morgan Chase Bank NA	8/3/2023	22,731,280	USD	245,217,388	SEK	—	(839)
JP Morgan Chase Bank NA	8/3/2023	111,977	USD	1,207,968	SEK	—	(4)
JP Morgan Chase Bank NA	8/3/2023	3,217,996	USD	4,350,579	SGD	13	—
JP Morgan Chase Bank NA	8/3/2023	15,852	USD	21,432	SGD	—	(0)^
JP Morgan Chase Bank NA	8/4/2023	71,426,243	USD	63,709,137	CHF	—	(2,556)
JP Morgan Chase Bank NA	8/4/2023	351,853	USD	313,834	CHF	—	(8)
Morgan Stanley & Co. International	7/6/2023	428,330	USD	634,235	AUD	6,140	—
Morgan Stanley & Co. International	7/6/2023	1,427,112	USD	1,294,617	CHF	—	(20,096)
Morgan Stanley & Co. International	7/6/2023	359,931	USD	2,492,362	DKK	—	(5,279)
Morgan Stanley & Co. International	7/6/2023	2,835,367	USD	2,634,882	EUR	—	(39,425)
Morgan Stanley & Co. International	7/6/2023	1,351,346	USD	1,079,758	GBP	—	(21,413)
Morgan Stanley & Co. International	7/6/2023	261,470	USD	2,047,118	HKD	242	—
Morgan Stanley & Co. International	7/6/2023	29,340	USD	105,584	ILS	888	—
Morgan Stanley & Co. International	7/6/2023	648,667	USD	90,261,283	JPY	24,080	—
Morgan Stanley & Co. International	7/6/2023	40,494	USD	438,055	NOK	—	(395)
Morgan Stanley & Co. International	7/6/2023	454,650	USD	4,909,651	SEK	88	—
Morgan Stanley & Co. International	7/6/2023	64,586	USD	86,746	SGD	487	—
Royal Bank of Canada	7/6/2023	32,454,736	AUD	21,603,917	USD	181	—
Royal Bank of Canada	7/6/2023	64,391,272	CHF	71,979,977	USD	805	—
Royal Bank of Canada	7/6/2023	123,890,875	DKK	18,154,020	USD	—	(69)
Royal Bank of Canada	7/6/2023	131,081,837	EUR	143,008,842	USD	8,244	—
Royal Bank of Canada	7/6/2023	53,611,334	GBP	68,158,501	USD	699	—
Royal Bank of Canada	7/6/2023	103,348,021	HKD	13,187,885	USD	102	—
Royal Bank of Canada	7/6/2023	5,491,570	ILS	1,479,851	USD	8	—
Royal Bank of Canada	7/6/2023	4,728,168,376	JPY	32,717,165	USD	633	—
Royal Bank of Canada	7/6/2023	21,880,631	NOK	2,042,412	USD	—	(12)
Royal Bank of Canada	7/6/2023	247,679,734	SEK	22,931,402	USD	124	—
Royal Bank of Canada	7/6/2023	4,408,367	SGD	3,257,562	USD	—	(66)
Royal Bank of Canada	7/6/2023	20,693,714	USD	31,932,970	AUD	—	(563,060)
Royal Bank of Canada	7/6/2023	68,947,364	USD	62,780,643	CHF	—	(1,232,951)
Royal Bank of Canada	7/6/2023	17,389,165	USD	121,182,135	DKK	—	(367,870)
Royal Bank of Canada	7/6/2023	136,983,687	USD	128,231,622	EUR	—	(2,923,668)
Royal Bank of Canada	7/6/2023	65,286,890	USD	52,635,776	GBP	—	(1,632,027)
Royal Bank of Canada	7/6/2023	12,632,261	USD	98,806,918	HKD	23,753	—
Royal Bank of Canada	7/6/2023	1,417,503	USD	5,286,478	ILS	—	(7,088)
Royal Bank of Canada	7/6/2023	31,338,745	USD	4,355,496,292	JPY	1,199,749	—
Royal Bank of Canada	7/6/2023	1,956,362	USD	21,763,416	NOK	—	(75,096)
Royal Bank of Canada	7/6/2023	21,965,270	USD	238,601,941	SEK	—	(125,785)
Royal Bank of Canada	7/6/2023	3,120,315	USD	4,223,134	SGD	—	(306)
Royal Bank of Canada	8/3/2023	21,390,870	USD	32,110,324	AUD	—	(1,040)
Royal Bank of Canada	8/3/2023	17,557,805	USD	119,631,404	DKK	—	(1,123)
Royal Bank of Canada	8/3/2023	147,685,977	USD	135,183,652	EUR	—	(8,687)
Royal Bank of Canada	8/3/2023	69,086,673	USD	54,330,037	GBP	—	(170)
Royal Bank of Canada	8/3/2023	13,886,506	USD	108,770,280	HKD	—	(959)
Royal Bank of Canada	8/3/2023	1,461,518	USD	5,423,195	ILS	—	(985)
Royal Bank of Canada	8/3/2023	32,007,335	USD	4,606,205,826	JPY	—	(1,374)
Royal Bank of Canada	8/3/2023	1,895,707	USD	20,289,305	NOK	—	(87)
Royal Bank of Canada	8/3/2023	22,731,280	USD	245,215,274	SEK	—	(643)
Royal Bank of Canada	8/3/2023	3,217,996	USD	4,350,615	SGD	—	(13)
Royal Bank of Canada	8/4/2023	71,426,243	USD	63,710,137	CHF	—	(3,678)
Standard Chartered Bank	7/6/2023	20,693,715	USD	31,934,893	AUD	—	(564,340)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

Standard Chartered Bank	7/6/2023	749,578	USD	1,106,596	AUD	12,952	—
Standard Chartered Bank	7/6/2023	68,947,364	USD	62,778,781	CHF	—	(1,230,870)
Standard Chartered Bank	7/6/2023	2,497,446	USD	2,232,440	CHF	1,879	—
Standard Chartered Bank	7/6/2023	17,389,167	USD	121,197,277	DKK	—	(370,087)
Standard Chartered Bank	7/6/2023	629,879	USD	4,279,345	DKK	2,819	—
Standard Chartered Bank	7/6/2023	136,983,686	USD	128,231,861	EUR	—	(2,923,929)
Standard Chartered Bank	7/6/2023	4,961,893	USD	4,526,308	EUR	23,456	—
Standard Chartered Bank	7/6/2023	65,286,892	USD	52,635,990	GBP	—	(1,632,296)
Standard Chartered Bank	7/6/2023	2,364,855	USD	1,857,106	GBP	3,809	—
Standard Chartered Bank	7/6/2023	12,632,262	USD	98,806,724	HKD	23,778	—
Standard Chartered Bank	7/6/2023	457,572	USD	3,581,650	HKD	526	—
Standard Chartered Bank	7/6/2023	1,417,504	USD	5,286,510	ILS	—	(7,096)
Standard Chartered Bank	7/6/2023	51,345	USD	186,049	ILS	1,209	—
Standard Chartered Bank	7/6/2023	31,338,747	USD	4,355,459,058	JPY	1,200,009	—
Standard Chartered Bank	7/6/2023	1,135,168	USD	160,912,447	JPY	21,692	—
Standard Chartered Bank	7/6/2023	1,956,363	USD	21,764,284	NOK	—	(75,176)
Standard Chartered Bank	7/6/2023	70,864	USD	756,988	NOK	205	—
Standard Chartered Bank	7/6/2023	21,965,272	USD	238,621,929	SEK	—	(127,633)
Standard Chartered Bank	7/6/2023	795,637	USD	8,509,179	SEK	7,811	—
Standard Chartered Bank	7/6/2023	3,120,317	USD	4,223,074	SGD	—	(260)
Standard Chartered Bank	7/6/2023	113,026	USD	151,658	SGD	961	—

						$5,254,226	$(28,126,613)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,631,132,025	$—	$—	$1,631,132,025
Exchange-Traded Fund	1,039,939	—	—	1,039,939
Investment of Cash Collateral for Securities Loaned	—	54,548,240	—	54,548,240

Total Investments in Securities	$1,632,171,964	$54,548,240	$—	$1,686,720,204

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5,254,226	$—	$5,254,226
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(28,126,613)	$—	$(28,126,613)

Total - Net	$1,632,171,964	$31,675,853	$—	$1,663,847,817

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 17.5%
Abacus Property Group	101,727	$182,152
Accent Group Ltd.(a)	29,444	32,829
Ampol Ltd.	21,830	435,062
ANZ Group Holdings Ltd.	211,779	3,342,415
APA Group	102,811	663,146
Aurizon Holdings Ltd.	130,256	339,883
Australian Clinical Labs Ltd.(a)	39,255	89,888
Bank of Queensland Ltd.(a)	35,783	130,766
Bendigo & Adelaide Bank Ltd.(a)	39,730	227,174
BHP Group Ltd.	796,820	23,862,841
BWP Trust	39,204	94,729
Centuria Capital Group(a)	77,920	85,581
Centuria Industrial REIT	41,407	85,444
Champion Iron Ltd.(a)	25,898	104,813
Charter Hall Long Wale REIT	80,627	215,214
Codan Ltd.(a)	12,550	67,082
Commonwealth Bank of Australia	84,038	5,609,093
Cromwell Property Group(a)	433,666	154,438
CSR Ltd.	54,116	186,956
Dalrymple Bay Infrastructure Ltd.	31,752	55,798
Deterra Royalties Ltd.	62,331	190,857
Dexus	121,623	631,475
Dicker Data Ltd.(a)	8,872	48,426
Downer EDI Ltd.	39,026	106,768
Eagers Automotive Ltd.(a)	16,305	146,413
First Resources Ltd.	132,300	135,883
GPT Group(a)	174,999	482,261
Growthpoint Properties Australia Ltd.	111,666	207,382
GUD Holdings Ltd.(a)	8,392	49,270
Harvey Norman Holdings Ltd.(a)	106,991	247,841
Helia Group Ltd.	45,441	104,657
HomeCo Daily Needs REIT	150,971	118,080
Incitec Pivot Ltd.	157,409	287,095
Insignia Financial Ltd.	44,088	82,759
IRESS Ltd.	13,286	90,649
JB Hi-Fi Ltd.(a)	13,800	401,886
McMillan Shakespeare Ltd.	9,521	114,458
Metcash Ltd.	85,430	213,818
Mirvac Group(a)	222,496	334,716
Myer Holdings Ltd.	90,544	35,560
National Australia Bank Ltd.	176,091	3,090,959
New Hope Corp. Ltd.	98,111	316,742
Nick Scali Ltd.(a)	6,092	36,942
Nine Entertainment Co. Holdings Ltd.(a)	124,399	162,714
NRW Holdings Ltd.	50,558	85,144
Origin Energy Ltd.	103,362	578,633
Orora Ltd.	95,651	209,475
Perpetual Ltd.(a)	3,887	66,961
Premier Investments Ltd.	7,782	104,949
Region RE Ltd.	56,465	85,320
Rio Tinto Ltd.	48,118	3,673,492
Rio Tinto PLC	150,494	9,538,790
Scentre Group	325,362	573,930
Sims Ltd.	24,345	255,233
SmartGroup Corp. Ltd.	25,467	134,261
South32 Ltd.	774,425	1,938,265
Stockland	304,545	816,963
Super Retail Group Ltd.(a)	22,314	169,773
Telstra Group Ltd.	897,693	2,569,462
Terracom Ltd.(a)	84,644	23,664
Vicinity Ltd.	365,129	448,424
Viva Energy Group Ltd.(b)	140,973	282,454
Waypoint REIT Ltd.	70,022	120,720
Wesfarmers Ltd.	54,609	1,793,533
Westpac Banking Corp.	150,493	2,137,749
Whitehaven Coal Ltd.	73,950	330,299
Woodside Energy Group Ltd.	200,673	4,600,426

Total Australia		74,140,835

Austria - 0.7%
BAWAG Group AG*(b)	7,581	349,196
Erste Group Bank AG	22,479	786,994
Oesterreichische Post AG(a)	6,548	233,605
OMV AG	19,468	824,946
Semperit AG Holding	3,019	68,839
Telekom Austria AG*	54,975	406,649
Voestalpine AG	11,287	405,135

Total Austria		3,075,364

Belgium - 1.1%
Aedifica SA(a)	1,635	104,708
Ageas SA/NV	16,108	652,165
Bekaert SA	3,426	155,117
bpost SA	19,798	86,917
Cofinimmo SA(a)	3,363	252,429
Etablissements Franz Colruyt NV	6,788	252,905
Intervest Offices & Warehouses NV	3,074	46,416
KBC Group NV	26,211	1,827,870
Proximus SADP	33,358	248,350
Solvay SA	5,308	592,422
VGP NV(a)	2,411	235,421

Total Belgium		4,454,720

China - 0.7%
BOC Hong Kong Holdings Ltd.	569,547	1,740,634
CITIC Telecom International Holdings Ltd.	843,000	322,716
Wilmar International Ltd.	313,200	879,418
Yanlord Land Group Ltd.*	248,600	140,525

Total China		3,083,293

Denmark - 0.7%
AP Moller - Maersk A/S, Class B	901	1,580,910
D/S Norden A/S	5,637	281,154
Pandora A/S	4,322	385,791
Scandinavian Tobacco Group A/S, Class A(b)	8,880	147,678
Sydbank A/S	3,670	169,496
Topdanmark A/S	7,044	345,963

Total Denmark		2,910,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

Investments	Shares	Value
Finland - 1.7%
Anora Group Oyj(a)	5,260	$28,234
Citycon Oyj*(a)	10,886	69,122
Elisa Oyj	15,051	803,627
Fiskars Oyj Abp	3,617	61,086
Fortum Oyj	74,835	1,001,376
Kemira Oyj	11,806	187,924
Kesko Oyj, Class A(a)	5,617	106,752
Konecranes Oyj	5,170	207,851
Metsa Board Oyj, Class B(a)	17,488	128,977
Nordea Bank Abp	215,021	2,335,086
Sampo Oyj, Class A	29,264	1,312,840
Sanoma Oyj	13,428	97,276
TietoEVRY Oyj(a)	8,693	239,757
Tokmanni Group Corp.(a)	4,767	62,202
Uponor Oyj	4,033	126,016
Valmet Oyj(a)	9,589	266,562

Total Finland		7,034,688

France - 10.7%
ALD SA(a)(b)	48,578	519,651
AXA SA	173,211	5,107,002
BNP Paribas SA	75,433	4,750,208
Bouygues SA	27,219	913,447
Chargeurs SA	87	1,052
Cie Generale des Etablissements Michelin SCA	32,216	951,096
Coface SA(a)	18,529	255,115
Derichebourg SA	12,997	72,175
Engie SA	257,857	4,283,973
Fnac Darty SA	2,035	76,152
Gecina SA(a)	4,796	510,424
Imerys SA	3,756	146,291
Jacquet Metals SACA	4,884	101,240
Klepierre SA	25,211	624,918
Maisons du Monde SA*(a)(b)	3,838	38,607
Metropole Television SA	20,260	286,906
Orange SA	322,995	3,771,253
Publicis Groupe SA	11,761	943,097
Rexel SA	22,145	546,262
Rothschild & Co.(a)	5,792	294,153
Rubis SCA	8,929	216,652
Sanofi	55,195	5,913,384
Societe Generale SA	48,720	1,265,054
Television Francaise 1(a)	15,278	104,927
TotalEnergies SE	214,250	12,283,396
Veolia Environnement SA	29,929	945,291
Verallia SA(b)	5,259	197,258
Vicat SA	3,681	116,865

Total France		45,235,849

Georgia - 0.0%
Bank of Georgia Group PLC	3,984	148,153

Germany - 10.4%
Allianz SE, Registered Shares	20,000	4,652,025
BASF SE	72,417	3,513,440
Bayer AG, Registered Shares	42,835	2,367,961
Bayerische Motoren Werke AG	47,645	5,848,870
Dermapharm Holding SE	3,176	156,965
Deutsche Post AG, Registered Shares	65,852	3,213,607
Deutz AG	16,864	99,077
DWS Group GmbH & Co. KGaA(b)	19,143	585,616
E.ON SE	168,240	2,143,863
Evonik Industries AG	22,924	435,926
Fielmann AG	4,354	231,811
Freenet AG	15,403	386,172
Hamburger Hafen und Logistik AG	6,776	83,980
Hapag-Lloyd AG(a)(b)	20,164	4,089,601
Heidelberg Materials AG	10,864	891,318
Indus Holding AG	2,268	63,839
Instone Real Estate Group SE(b)	5,219	31,260
Kloeckner & Co. SE	14,040	136,633
Mercedes-Benz Group AG	99,410	7,989,979
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,762	1,785,120
Siltronic AG	1,796	137,161
Sixt SE	1,317	157,622
Stroeer SE & Co. KGaA*	2,714	131,763
Talanx AG	12,827	735,398
Telefonica Deutschland Holding AG	280,451	788,490
Varta AG*(a)	3,832	78,409
Volkswagen AG	14,775	2,464,676
Wacker Chemie AG	3,801	521,472
Wacker Neuson SE	5,232	126,720

Total Germany		43,848,774

Hong Kong - 3.6%
Bank of East Asia Ltd.	137,400	189,708
Champion REIT	602,000	218,166
CLP Holdings Ltd.	158,000	1,227,854
Dah Sing Banking Group Ltd.	159,200	118,436
Dah Sing Financial Holdings Ltd.	26,000	64,962
Fortune Real Estate Investment Trust	244,000	175,607
Hang Lung Group Ltd.	152,000	230,426
Hang Lung Properties Ltd.	322,000	497,180
Henderson Land Development Co. Ltd.	456,220	1,356,446
Hong Kong & China Gas Co. Ltd.	1,129,000	975,338
Hutchison Port Holdings Trust	1,270,123	245,134
Hysan Development Co. Ltd.	69,000	168,349
Link REIT	240,550	1,335,263
New World Development Co. Ltd.(a)	309,000	760,217
PCCW Ltd.	1,670,000	865,197
Power Assets Holdings Ltd.	265,518	1,390,847
Sino Land Co. Ltd.	775,568	953,056
Sun Hung Kai Properties Ltd.	278,500	3,507,637
Swire Pacific Ltd., Class B	182,500	229,854
Swire Properties Ltd.	372,000	914,264
Tam Jai International Co. Ltd.	185,000	42,493

Total Hong Kong		15,466,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

Investments	Shares	Value
Indonesia - 0.0%
Bumitama Agri Ltd.(a)	242,800	$98,674
Nickel Industries Ltd.(a)	188,356	110,960

Total Indonesia		209,634

Ireland - 0.0%
Cairn Homes PLC	36,558	46,266
Kenmare Resources PLC	19,323	109,812

Total Ireland		156,078

Israel - 0.7%
Amot Investments Ltd.	28,532	149,389
Ashtrom Group Ltd.	8,755	120,840
Bank Leumi Le-Israel BM	100,427	746,650
Delek Automotive Systems Ltd.	14,840	113,411
Delek Group Ltd.‡	0	19
FIBI Holdings Ltd.	1,996	80,411
First International Bank of Israel Ltd.	3,721	144,591
G City Ltd.	19,806	64,900
Gav-Yam Lands Corp. Ltd.	15,736	110,717
Harel Insurance Investments & Financial Services Ltd.	9,142	71,048
ICL Group Ltd.	178,376	966,156
Matrix IT Ltd.	1,607	32,708
Oil Refineries Ltd.	229,706	65,490
Phoenix Holdings Ltd.	15,493	155,517
Plus500 Ltd.	4,626	86,161

Total Israel		2,908,008

Italy - 3.6%
A2A SpA(a)	256,413	468,016
ACEA SpA(a)	16,370	213,959
Anima Holding SpA(b)	24,856	92,418
Assicurazioni Generali SpA	87,483	1,777,167
Azimut Holding SpA	7,917	170,633
Banca Generali SpA	5,005	172,004
Banca Mediolanum SpA	53,660	484,854
Banca Popolare di Sondrio SpA	29,179	121,480
Banco BPM SpA	76,138	353,033
Credito Emiliano SpA	17,737	137,973
Cromwell European Real Estate Investment Trust	72,200	122,881
De’ Longhi SpA	7,035	153,657
Eni SpA	305,095	4,387,744
Esprinet SpA(a)	4,822	29,250
Hera SpA	89,286	265,153
Immobiliare Grande Distribuzione SIIQ SpA(a)	19,766	52,187
Iren SpA	101,891	189,088
Italgas SpA(a)	88,107	521,477
Maire Tecnimont SpA	18,253	70,496
Mediobanca Banca di Credito Finanziario SpA(a)	56,823	679,453
Poste Italiane SpA(a)(b)	72,076	779,744
Snam SpA	329,270	1,719,652
Terna - Rete Elettrica Nazionale	155,130	1,321,141
Unieuro SpA(a)(b)	2,488	26,873
Unipol Gruppo SpA	40,191	214,462
UnipolSai Assicurazioni SpA(a)	248,124	614,497

Total Italy		15,139,292

Japan - 12.1%
77 Bank Ltd.	4,100	72,619
AGC, Inc.(a)	10,400	371,503
Aisin Corp.	19,200	588,082
Akita Bank Ltd.	4,400	50,869
Aozora Bank Ltd.(a)	18,500	342,327
Asahi Holdings, Inc.	5,300	71,175
CKD Corp.	2,100	34,144
Concordia Financial Group Ltd.	65,300	254,179
Cosmo Energy Holdings Co. Ltd.	6,300	171,301
Daicel Corp.	11,300	100,542
Daido Steel Co. Ltd.	2,200	90,977
Daiho Corp.	1,800	48,196
Daiken Corp.	3,100	49,116
Daiwa House Industry Co. Ltd.	31,400	823,806
Daiwa Securities Group, Inc.	67,900	347,780
Denka Co. Ltd.	4,200	78,822
DIC Corp.(a)	6,700	121,034
Eagle Industry Co. Ltd.	6,500	78,521
ENEOS Holdings, Inc.	268,800	919,464
Exedy Corp.	6,500	108,742
EXEO Group, Inc.	4,000	79,953
G-Tekt Corp.	3,100	36,934
H.U. Group Holdings, Inc.	4,600	87,570
Hakuto Co. Ltd.(a)	2,200	84,326
Haseko Corp.	25,800	316,487
Iida Group Holdings Co. Ltd.	17,600	295,414
Iino Kaiun Kaisha Ltd.	12,900	75,596
Inabata & Co. Ltd.	4,400	98,177
Inpex Corp.(a)	66,800	738,550
Inui Global Logistics Co. Ltd.(a)	6,300	56,926
Isuzu Motors Ltd.	42,800	515,252
Japan Post Holdings Co. Ltd.	166,800	1,196,168
Japan Post Insurance Co. Ltd.	21,900	328,269
Japan Tobacco, Inc.(a)	144,500	3,152,236
Kajima Corp.	35,500	532,985
Kanematsu Corp.	9,000	124,973
Kansai Electric Power Co., Inc.	49,300	615,845
Kawasaki Kisen Kaisha Ltd.(a)	32,800	798,583
Ki-Star Real Estate Co. Ltd.	700	23,925
Kobe Steel Ltd.	39,300	359,052
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	32,373
Macnica Holdings, Inc.	3,300	135,621
Marubeni Corp.	147,700	2,493,431
Mitsubishi Chemical Group Corp.	68,100	406,711
Mitsubishi UFJ Financial Group, Inc.	503,800	3,712,229
Mitsuboshi Belting Ltd.(a)	4,400	134,099
Mitsui OSK Lines Ltd.(a)	64,100	1,532,706
Mitsui-Soko Holdings Co. Ltd.	2,100	50,780
MIXI, Inc.	6,900	127,703
Mizuho Financial Group, Inc.	111,060	1,689,701
MS&AD Insurance Group Holdings, Inc.	24,800	874,396
Nippon Denko Co. Ltd.(a)	18,700	36,356
Nippon Electric Glass Co. Ltd.(a)	7,200	126,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

Investments	Shares	Value
Nippon Pillar Packing Co. Ltd.	2,800	$90,082
Nippon Soda Co. Ltd.	2,400	85,848
Nippon Steel Corp.(a)	85,900	1,785,336
Nippon Yusen KK(a)	90,200	1,990,784
Nishimatsu Construction Co. Ltd.(a)	4,400	106,549
Niterra Co. Ltd.	21,100	420,876
Nitto Kogyo Corp.(a)	2,300	56,571
Nittoc Construction Co. Ltd.	27,100	193,123
NOK Corp.	8,800	127,828
NS United Kaiun Kaisha Ltd.(a)	3,300	78,199
Pacific Industrial Co. Ltd.	3,100	27,797
PHC Holdings Corp.(a)	6,000	63,971
Press Kogyo Co. Ltd.	18,200	77,190
Sanyo Special Steel Co. Ltd.	3,600	70,662
SBI Holdings, Inc.(a)	20,400	390,752
Sekisui House Ltd.	40,700	818,168
Seven Bank Ltd.	43,400	85,007
SoftBank Corp.	480,800	5,122,856
Sojitz Corp.	23,380	513,912
Sompo Holdings, Inc.	20,400	911,638
Sumitomo Chemical Co. Ltd.	92,400	279,051
Sumitomo Corp.	121,700	2,560,554
Sumitomo Forestry Co. Ltd.(a)	20,200	486,779
Sumitomo Heavy Industries Ltd.(a)	8,800	209,322
Sumitomo Metal Mining Co. Ltd.	20,800	666,446
Sumitomo Mitsui Financial Group, Inc.	63,300	2,697,372
Sumitomo Mitsui Trust Holdings, Inc.	17,800	629,684
T&D Holdings, Inc.(a)	23,000	335,050
Takeda Pharmaceutical Co. Ltd.	89,600	2,806,373
Tama Home Co. Ltd.	2,600	59,453
Tokai Rika Co. Ltd.	4,500	66,223
Tokyo Seimitsu Co. Ltd.	2,800	153,624
Tosoh Corp.	25,100	295,049
Toyo Seikan Group Holdings Ltd.	21,100	309,051
Toyo Tire Corp.(a)	8,600	113,320
TPR Co. Ltd.	5,400	63,252
TS Tech Co. Ltd.	3,200	40,162
UBE Corp.	9,700	165,800
YAMABIKO Corp.(a)	4,900	52,785
Yamaha Motor Co. Ltd.(a)	19,600	558,973
Yamaichi Electronics Co. Ltd.	3,200	52,383

Total Japan		51,210,438

Netherlands - 1.4%
Aegon NV(a)	72,818	367,828
ASR Nederland NV	8,494	382,169
BE Semiconductor Industries NV(a)	5,305	574,724
Heijmans NV, CVA	3,962	46,856
Koninklijke KPN NV	361,072	1,287,756
Koninklijke Vopak NV	8,916	317,987
NN Group NV(a)	17,299	639,991
OCI NV*(a)	36,315	870,444
Ordina NV	8,723	53,960
Randstad NV(a)	19,325	1,018,548
RHI Magnesita NV	4,339	146,295
SBM Offshore NV	15,397	210,985
Signify NV(b)	7,178	201,027

Total Netherlands		6,118,570

Norway - 2.1%
AF Gruppen ASA	16,785	208,372
Aker BP ASA(a)	43,690	1,026,844
Atea ASA*	7,352	107,052
Austevoll Seafood ASA	12,105	83,780
Belships ASA	52,971	83,460
DNB Bank ASA	94,962	1,778,950
Entra ASA(b)	10,280	93,363
Europris ASA(b)	10,865	72,612
Gjensidige Forsikring ASA	27,429	439,845
Leroy Seafood Group ASA	33,370	126,833
MPC Container Ships ASA	95,380	163,009
Norsk Hydro ASA	113,885	678,194
Salmar ASA(a)	8,023	324,184
SpareBank 1 Nord Norge	17,141	155,354
SpareBank 1 Oestlandet	4,984	60,477
SpareBank 1 SR-Bank ASA	12,135	147,361
Storebrand ASA	17,867	139,520
Telenor ASA(a)	231,935	2,355,384
Veidekke ASA	17,310	185,807
Yara International ASA(a)	17,940	634,641

Total Norway		8,865,042

Portugal - 0.5%
Altri SGPS SA(a)	6,299	28,602
EDP - Energias de Portugal SA	190,307	929,329
Galp Energia SGPS SA(a)	43,036	503,329
Greenvolt-Energias Renovaveis SA*	1	9
Navigator Co. SA	57,304	194,058
NOS SGPS SA	47,030	167,065
REN - Redes Energeticas Nacionais SGPS SA	105,349	286,765
Sonae SGPS SA	154,969	152,333

Total Portugal		2,261,490

Singapore - 2.7%
Aztech Global Ltd.	90,600	48,200
CapitaLand Ascendas REIT	385,500	774,789
CapitaLand Ascott Trust	198,200	158,168
Capitaland India Trust	94,500	79,602
CapitaLand Integrated Commercial Trust	571,400	806,424
Frasers Centrepoint Trust	88,800	143,697
Frasers Logistics & Commercial Trust	403,000	372,225
Geo Energy Resources Ltd.(a)	231,000	38,405
Kenon Holdings Ltd.	6,119	142,630
Keppel Corp. Ltd.	103,400	512,664
Keppel DC REIT	118,300	188,811
Keppel Infrastructure Trust	786,336	296,325
Keppel REIT	363,500	241,734
Mapletree Industrial Trust	251,700	411,022
Mapletree Logistics Trust(a)	254,500	304,644
Mapletree Pan Asia Commercial Trust	273,700	327,627
NetLink NBN Trust	518,800	327,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

Investments	Shares	Value
Olam Group Ltd.	289,000	$296,826
OUE Commercial Real Estate Investment Trust	545,000	132,892
Oversea-Chinese Banking Corp. Ltd.	262,992	2,386,332
PARAGON REIT(a)	344,100	242,816
Samudera Shipping Line Ltd.(a)	89,700	57,332
Singapore Technologies Engineering Ltd.	215,300	585,439
Singapore Telecommunications Ltd.	18,600	34,359
Suntec Real Estate Investment Trust	272,100	259,363
United Overseas Bank Ltd.	92,400	1,911,701
Venture Corp. Ltd.	18,500	201,083

Total Singapore		11,282,870

Spain - 5.7%
Acerinox SA	25,043	265,678
ACS Actividades de Construccion y Servicios SA(a)	34,704	1,218,023
Atresmedia Corp. de Medios de Comunicacion SA	34,282	130,607
Banco Bilbao Vizcaya Argentaria SA	287,052	2,202,238
Banco Santander SA	538,555	1,988,903
Bankinter SA(a)	42,407	260,478
CaixaBank SA	263,496	1,088,665
Cia de Distribucion Integral Logista Holdings SA	15,683	422,279
Enagas SA(a)	31,536	619,304
Ence Energia y Celulosa SA(a)	18,228	57,393
Endesa SA(a)	160,576	3,442,454
Fluidra SA(a)	10,722	208,570
Fomento de Construcciones y Contratas SA*(a)	27,960	360,562
Iberdrola SA	317,070	4,133,786
Inmobiliaria Colonial Socimi SA(a)	22,425	135,662
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	106,937	96,251
Mapfre SA(a)	226,765	450,022
Merlin Properties Socimi SA	81,656	698,440
Naturgy Energy Group SA(a)	77,390	2,301,630
Prosegur Cash SA(a)(b)	2,619	1,697
Redeia Corp. SA(a)	40,714	683,386
Repsol SA(a)	78,646	1,143,752
Sacyr SA(a)	47,437	161,886
Telefonica SA	538,345	2,182,535

Total Spain		24,254,201

Sweden - 1.7%
Avanza Bank Holding AB(a)	5,475	111,261
Betsson AB, Class B*	5,493	58,382
Bilia AB, Class A	7,353	76,516
Clas Ohlson AB, Class B(a)	6,126	45,883
Cloetta AB, Class B	21,370	38,798
Coor Service Management Holding AB(b)	8,698	42,599
Corem Property Group AB, Class B(a)	71,850	33,692
Dios Fastigheter AB	6,162	39,278
Fabege AB(a)	17,540	125,948
Hexpol AB	17,847	188,858
Husqvarna AB, Class B(a)	22,262	201,241
Inwido AB	4,812	43,726
JM AB	4,568	60,772
NCC AB, Class B	5,977	52,154
Peab AB, Class B	17,460	69,250
Resurs Holding AB(b)	20,306	37,674
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	25,442	10,454
Securitas AB, Class B(a)	22,474	184,057
Skandinaviska Enskilda Banken AB, Class A	89,330	985,406
SKF AB, Class B	19,855	344,847
SSAB AB, Class B	109,094	754,476
Svenska Handelsbanken AB, Class A	80,382	672,300
Swedbank AB, Class A	77,065	1,297,461
Tele2 AB, Class B(a)	55,311	456,363
Telia Co. AB	422,368	924,796
Thule Group AB(a)(b)	7,491	219,918
Wihlborgs Fastigheter AB	13,990	101,027

Total Sweden		7,177,137

Switzerland - 7.8%
Allreal Holding AG, Registered Shares	1,379	233,057
Baloise Holding AG, Registered Shares	2,704	397,145
Cembra Money Bank AG	1,164	96,539
EFG International AG*	14,753	149,731
Helvetia Holding AG, Registered Shares	3,277	443,209
Holcim AG, Registered Shares*	36,045	2,425,428
Julius Baer Group Ltd.	8,648	544,602
Kuehne & Nagel International AG, Registered Shares	5,887	1,741,786
Novartis AG, Registered Shares	159,620	16,057,453
OC Oerlikon Corp. AG, Registered Shares	25,925	129,125
Sulzer AG, Registered Shares	2,473	212,568
Swiss Life Holding AG, Registered Shares	1,413	826,020
Swiss Prime Site AG, Registered Shares	4,362	378,594
Swiss Re AG	19,529	1,965,451
Swisscom AG, Registered Shares	4,356	2,715,897
Vontobel Holding AG, Registered Shares(a)	2,208	139,936
Zurich Insurance Group AG	9,373	4,451,560

Total Switzerland		32,908,101

United Kingdom - 11.6%
Anglo American PLC	116,780	3,315,298
Ashmore Group PLC	37,152	98,245
Assura PLC	238,528	137,677
Aviva PLC	161,415	811,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

Investments	Shares	Value
Bellway PLC	8,027	$202,878
BP PLC	952,446	5,550,128
British American Tobacco PLC	170,893	5,666,270
British Land Co. PLC	53,622	206,426
BT Group PLC(a)	651,627	1,013,604
Central Asia Metals PLC	32,501	74,459
Close Brothers Group PLC	9,521	106,701
CLS Holdings PLC	35,590	61,174
CMC Markets PLC(a)(b)	13,129	25,672
Crest Nicholson Holdings PLC	19,986	47,871
Currys PLC	72,658	48,358
DFS Furniture PLC(a)	27,289	37,469
Diversified Energy Co. PLC	133,585	150,133
Domino’s Pizza Group PLC	16,179	56,771
DS Smith PLC	64,494	222,861
Dunelm Group PLC	9,707	138,343
Empiric Student Property PLC	55,779	59,710
FDM Group Holdings PLC	5,033	35,897
Forterra PLC(b)	14,507	29,805
Games Workshop Group PLC	1,570	217,965
Halfords Group PLC	17,753	48,662
Hargreaves Lansdown PLC	16,804	174,243
Hilton Food Group PLC	5,171	41,023
HSBC Holdings PLC	1,308,104	10,339,238
Ibstock PLC(b)	37,849	67,319
Imperial Brands PLC	113,311	2,504,449
Investec PLC	34,526	193,488
ITV PLC	295,395	256,501
J. Sainsbury PLC	160,808	549,953
Kingfisher PLC	120,564	355,148
Land Securities Group PLC	53,888	393,388
Legal & General Group PLC	369,751	1,068,499
Liontrust Asset Management PLC	5,038	45,860
Lloyds Banking Group PLC	2,666,316	1,477,624
Londonmetric Property PLC	93,920	197,496
ME Group International PLC	34,106	70,938
Moneysupermarket.com Group PLC	54,973	189,262
Morgan Advanced Materials PLC	12,547	43,787
Morgan Sindall Group PLC	2,326	54,116
National Grid PLC	337,222	4,460,909
Ninety One PLC(a)	16,850	35,989
OSB Group PLC	39,158	238,961
Pagegroup PLC	31,618	161,433
Pets at Home Group PLC	21,327	102,112
Primary Health Properties PLC	70,224	85,217
Quilter PLC(b)	82,665	83,236
Redde Northgate PLC	29,122	138,841
Redrow PLC	26,385	147,932
Schroders PLC	43,564	242,199
Serica Energy PLC	24,731	66,153
Severn Trent PLC	12,202	398,064
SSE PLC	64,269	1,504,252
St. James’s Place PLC	16,411	226,897
TBC Bank Group PLC	5,717	179,527
Tesco PLC	386,647	1,221,045
TP ICAP Group PLC	30,886	59,372
Travis Perkins PLC	12,300	127,040
Tritax Big Box REIT PLC	79,759	126,752
Tyman PLC	16,574	54,048
United Utilities Group PLC	39,833	486,971
Vesuvius PLC	18,281	92,594
Vodafone Group PLC	2,460,697	2,314,084
Watkin Jones PLC(a)	34,044	30,903
Wickes Group PLC	42,881	66,783
Workspace Group PLC	11,325	68,074

Total United Kingdom		49,105,107

United States - 2.3%
GSK PLC	288,745	5,098,231
Stellantis NV	258,674	4,540,814

Total United States		9,639,045

TOTAL COMMON STOCKS (Cost: $400,424,710)		420,634,115

RIGHTS - 0.0%

Australia - 0.0%
Abacus Property Group, expiring 7/27/23*†	18,165	0

Singapore - 0.0%
CapitaLand India Trust Management Pte. Ltd., expiring 7/10/23*	11,245	665

Spain - 0.0%
Sacyr SA, expiring 7/4/23*(a)	47,437	4,249

TOTAL RIGHTS (Cost: $4,042)		4,914

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $59,685)	1,580	74,529

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

United States - 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $24,475,178)	24,475,178	24,475,178

TOTAL INVESTMENTS IN SECURITIES - 105.1% (Cost: $424,963,615)		445,188,736
Other Assets less Liabilities - (5.1)%		(21,655,062)

NET ASSETS - 100.0%		$423,533,674

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,329,723 and the total market value of the collateral held by the Fund was $41,415,967. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,940,789.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,054,486	$6,191,125	$7,072,225	$46,505	$(145,362)	$74,529	$101,322

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/3/2023	127,865	USD	18,500,000	JPY	$—	$(132)
Goldman Sachs	7/3/2023	99,267	USD	150,000	AUD	—	(580)
Morgan Stanley & Co. International	7/3/2023	326,637	USD	300,000	EUR	—	(663)

						$—	$(1,375)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$420,634,115	$—	$—		$420,634,115
Rights
Australia	—	—	0	*	0
Singapore	—	665	—		665
Spain	4,249	—	—		4,249
Exchange-Traded Fund	74,529	—	—		74,529
Investment of Cash Collateral for Securities Loaned	—	24,475,178	—		24,475,178

Total Investments in Securities	$420,712,893	$24,475,843	$0		$445,188,736

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,375)	$—		$(1,375)

Total - Net	$420,712,893	$24,474,468	$0		$445,187,361

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 12.6%
ANZ Group Holdings Ltd.	224,014	$3,535,515
Aristocrat Leisure Ltd.	10,871	279,755
BHP Group Ltd.	806,338	24,147,883
Coles Group Ltd.	69,736	855,052
Commonwealth Bank of Australia	88,795	5,926,598
CSL Ltd.	5,452	1,006,646
Goodman Group	34,445	460,171
Macquarie Group Ltd.	14,395	1,701,960
National Australia Bank Ltd.(a)	186,179	3,268,035
Rio Tinto Ltd.	39,775	3,036,559
Rio Tinto PLC	119,718	7,588,109
Santos Ltd.	107,939	540,309
Telstra Group Ltd.	752,925	2,155,093
Transurban Group	96,001	910,619
Wesfarmers Ltd.	45,037	1,479,158
Westpac Banking Corp.	158,907	2,257,269
Woodside Energy Group Ltd.	159,840	3,664,330
Woolworths Group Ltd.	31,245	826,314

Total Australia		63,639,375

Austria - 0.1%
OMV AG	15,670	664,008

Belgium - 0.6%
Anheuser-Busch InBev SA	16,083	909,438
KBC Group NV	28,819	2,009,743
UCB SA	3,265	289,244

Total Belgium		3,208,425

China - 0.6%
BOC Hong Kong Holdings Ltd.	631,634	1,930,382
Prosus NV*	6,561	480,377
Wilmar International Ltd.	264,700	743,237

Total China		3,153,996

Denmark - 1.4%
AP Moller - Maersk A/S, Class B	743	1,303,681
Carlsberg A/S, Class B	2,564	409,685
Coloplast A/S, Class B	4,281	535,184
Novo Nordisk A/S, Class B	21,875	3,523,795
Orsted A/S(b)	7,326	692,148
Tryg A/S	20,432	442,029

Total Denmark		6,906,522

Finland - 1.3%
Fortum Oyj	59,968	802,439
Kone Oyj, Class B	17,102	892,426
Neste Oyj	12,016	462,240
Nordea Bank Abp	231,045	2,509,103
Sampo Oyj, Class A(a)	33,774	1,515,167
UPM-Kymmene Oyj	17,704	526,722

Total Finland		6,708,097

France - 13.8%
Air Liquide SA	9,436	1,690,386
Airbus SE	9,959	1,438,127
AXA SA	186,550	5,500,293
BNP Paribas SA	81,982	5,162,615
Capgemini SE	2,858	541,143
Cie de Saint-Gobain	16,572	1,007,602
Cie Generale des Etablissements Michelin SCA	27,384	808,443
Danone SA	24,218	1,483,322
Engie SA	211,727	3,517,580
EssilorLuxottica SA	6,253	1,177,482
Hermes International	849	1,843,256
Kering SA	2,800	1,544,507
L’Oreal SA	10,404	4,847,913
Legrand SA	5,526	547,421
LVMH Moet Hennessy Louis Vuitton SE	12,029	11,325,704
Orange SA	257,742	3,009,366
Pernod Ricard SA	8,420	1,859,291
Publicis Groupe SA	9,382	752,329
Sanofi	44,347	4,751,171
Schneider Electric SE	11,051	2,006,949
Societe Generale SA	51,794	1,344,873
Thales SA	6,091	911,733
TotalEnergies SE(a)	169,196	9,700,357
Veolia Environnement SA	27,696	874,763
Vinci SA	18,869	2,189,948

Total France		69,836,574

Germany - 9.2%
adidas AG	5,592	1,084,613
Allianz SE, Registered Shares	21,402	4,978,132
BASF SE	57,278	2,778,944
Bayer AG, Registered Shares	34,196	1,890,389
Bayerische Motoren Werke AG	38,122	4,679,832
Deutsche Bank AG, Registered Shares	40,323	423,119
Deutsche Boerse AG	3,539	652,904
Deutsche Post AG, Registered Shares	55,089	2,688,368
Deutsche Telekom AG, Registered Shares	227,903	4,966,878
E.ON SE	140,115	1,785,469
Hannover Rueck SE	5,458	1,157,292
Hapag-Lloyd AG(a)(b)	16,271	3,300,035
Henkel AG & Co. KGaA	7,258	510,742
Infineon Technologies AG	13,541	558,207
Mercedes-Benz Group AG	78,603	6,317,637
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	5,042	1,890,083
RWE AG	15,230	662,477
SAP SE	21,825	2,979,719
Siemens Healthineers AG(b)	18,922	1,070,593
Volkswagen AG	11,737	1,957,895

Total Germany		46,333,328

Hong Kong - 2.9%
AIA Group Ltd.	266,804	2,693,030
CLP Holdings Ltd.	128,500	998,603
Hang Seng Bank Ltd.	62,718	892,358
Henderson Land Development Co. Ltd.	374,219	1,112,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2023

Investments	Shares	Value
Hong Kong & China Gas Co. Ltd.	943,925	$815,452
Hong Kong Exchanges & Clearing Ltd.	39,024	1,470,011
Link REIT	203,455	1,129,354
MTR Corp. Ltd.	344,938	1,584,586
Sun Hung Kai Properties Ltd.	220,442	2,776,411
Swire Properties Ltd.	308,600	758,446
Techtronic Industries Co. Ltd.	40,000	434,627

Total Hong Kong		14,665,516

Ireland - 0.3%
CRH PLC	25,523	1,406,203

Israel - 0.2%
Bank Hapoalim BM	30,056	246,056
Bank Leumi Le-Israel BM	107,996	802,924

Total Israel		1,048,980

Italy - 1.7%
Assicurazioni Generali SpA	91,546	1,859,704
Eni SpA	244,306	3,513,503
Ferrari NV	2,258	737,812
Snam SpA	260,430	1,360,127
Terna - Rete Elettrica Nazionale(a)	124,960	1,064,203

Total Italy		8,535,349

Japan - 16.6%
Aeon Co. Ltd.	16,345	332,701
Asahi Group Holdings Ltd.(a)	12,835	494,982
Astellas Pharma, Inc.	49,100	730,037
Bandai Namco Holdings, Inc.	22,300	512,390
Bridgestone Corp.(a)	21,555	878,694
Canon, Inc.(a)	43,236	1,133,735
Chugai Pharmaceutical Co. Ltd.(a)	53,700	1,518,097
Dai-ichi Life Holdings, Inc.	33,900	642,185
Daiichi Sankyo Co. Ltd.	12,100	380,911
Daikin Industries Ltd.	2,800	566,935
Daiwa House Industry Co. Ltd.	24,500	642,779
Denso Corp.	18,500	1,234,528
East Japan Railway Co.	5,900	326,034
Eisai Co. Ltd.(a)	5,200	349,845
FANUC Corp.	24,675	859,062
Fast Retailing Co. Ltd.	2,300	584,329
FUJIFILM Holdings Corp.	10,300	608,657
Fujitsu Ltd.	3,100	398,827
Hitachi Ltd.	18,500	1,138,658
Honda Motor Co. Ltd.	64,000	1,922,192
Hoya Corp.	3,200	378,040
Inpex Corp.(a)	55,500	613,616
ITOCHU Corp.(a)	48,900	1,924,062
Japan Post Holdings Co. Ltd.	173,300	1,242,782
Japan Tobacco, Inc.(a)	111,509	2,432,545
Kao Corp.(a)	13,300	479,788
KDDI Corp.	93,280	2,871,941
Keyence Corp.	1,100	516,380
Kirin Holdings Co. Ltd.(a)	26,700	388,211
Komatsu Ltd.	35,067	941,606
Marubeni Corp.	119,400	2,015,678
Mitsubishi Corp.	77,705	3,725,711
Mitsubishi Electric Corp.	56,581	793,508
Mitsubishi Estate Co. Ltd.	28,200	333,635
Mitsubishi Heavy Industries Ltd.	7,000	325,022
Mitsubishi UFJ Financial Group, Inc.	536,400	3,952,441
Mitsui & Co. Ltd.	83,900	3,140,989
Mitsui Fudosan Co. Ltd.	20,800	411,654
Mizuho Financial Group, Inc.	115,514	1,757,466
MS&AD Insurance Group Holdings, Inc.	25,900	913,179
Murata Manufacturing Co. Ltd.	14,910	849,613
Nintendo Co. Ltd.	41,700	1,887,442
Nippon Steel Corp.(a)	66,500	1,382,129
Nippon Telegraph & Telephone Corp.	3,637,600	4,291,077
Ono Pharmaceutical Co. Ltd.	15,400	277,666
Otsuka Holdings Co. Ltd.(a)	12,300	448,565
Panasonic Holdings Corp.	64,084	777,468
Recruit Holdings Co. Ltd.	8,500	268,347
Secom Co. Ltd.	5,600	377,337
Sekisui House Ltd.	28,300	568,898
Seven & I Holdings Co. Ltd.	16,400	704,065
Shin-Etsu Chemical Co. Ltd.	63,600	2,098,072
Shionogi & Co. Ltd.	6,800	285,578
SMC Corp.	1,050	577,396
SoftBank Corp.	389,600	4,151,133
Sompo Holdings, Inc.	18,200	813,324
Subaru Corp.	19,300	360,936
Sumitomo Corp.	97,510	2,051,599
Sumitomo Mitsui Financial Group, Inc.	65,694	2,799,387
Suzuki Motor Corp.	10,917	392,841
Takeda Pharmaceutical Co. Ltd.	69,800	2,186,215
TDK Corp.	8,000	308,133
Tokio Marine Holdings, Inc.	101,500	2,327,966
Tokyo Electron Ltd.	17,450	2,482,250
Toyota Motor Corp.	423,365	6,761,948

Total Japan		83,843,217

Netherlands - 1.7%
ASML Holding NV	3,729	2,697,310
Ferrovial SE	15,191	480,131
Heineken Holding NV	6,105	530,513
Heineken NV	11,955	1,228,381
JDE Peet’s NV(a)	11,785	350,494
Koninklijke Ahold Delhaize NV	30,832	1,051,515
NN Group NV(a)	17,013	629,410
Universal Music Group NV(a)	36,224	804,240
Wolters Kluwer NV	5,421	687,835

Total Netherlands		8,459,829

Norway - 1.5%
Aker BP ASA(a)	36,964	868,763
DNB Bank ASA	103,205	1,933,369
Equinor ASA	94,166	2,743,181
Telenor ASA(a)	186,663	1,895,631

Total Norway		7,440,944

Portugal - 0.3%
EDP - Energias de Portugal SA	162,304	792,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2023

Investments	Shares	Value
Jeronimo Martins SGPS SA	31,230	$859,976

Total Portugal		1,652,558

Singapore - 2.0%
CapitaLand Ascott Trust	1	1
CapitaLand Investment Ltd.(a)	251,800	615,848
DBS Group Holdings Ltd.	141,434	3,293,003
Oversea-Chinese Banking Corp. Ltd.	277,612	2,518,990
Singapore Telecommunications Ltd.	824,000	1,522,148
United Overseas Bank Ltd.	100,886	2,087,271

Total Singapore		10,037,261

Spain - 4.1%
Banco Bilbao Vizcaya Argentaria SA	306,369	2,350,437
Banco Santander SA	595,520	2,199,277
CaixaBank SA	295,327	1,220,178
Endesa SA(a)	128,745	2,760,056
Iberdrola SA	254,262	3,314,929
Industria de Diseno Textil SA	105,589	4,084,908
Naturgy Energy Group SA(a)	60,883	1,810,701
Repsol SA(a)	65,747	956,161
Telefonica SA	437,272	1,772,769

Total Spain		20,469,416

Sweden - 1.8%
Assa Abloy AB, Class B	17,772	426,148
Atlas Copco AB, Class A	42,662	613,785
Atlas Copco AB, Class B	34,656	430,741
Epiroc AB, Class A	11,837	223,451
EQT AB(a)	12,486	239,749
Essity AB, Class B	17,294	459,677
Evolution AB(b)	3,072	388,447
Sandvik AB	29,850	580,900
Skandinaviska Enskilda Banken AB, Class A	89,894	991,628
Svenska Handelsbanken AB, Class A	81,282	679,827
Swedbank AB, Class A	84,969	1,430,533
Telefonaktiebolaget LM Ericsson, Class B	102,598	554,817
Telia Co. AB(a)	383,247	839,139
Volvo AB, Class B	48,986	1,011,348

Total Sweden		8,870,190

Switzerland - 11.2%
ABB Ltd., Registered Shares	52,106	2,048,946
Cie Financiere Richemont SA, Class A, Registered Shares	10,059	1,705,077
DSM-Firmenich AG*	3,175	341,612
Geberit AG, Registered Shares	910	476,131
Givaudan SA, Registered Shares	176	583,290
Holcim AG, Registered Shares*	28,336	1,906,698
Kuehne & Nagel International AG, Registered Shares	5,072	1,500,652
Nestle SA, Registered Shares	96,482	11,603,938
Novartis AG, Registered Shares	127,923	12,868,798
Partners Group Holding AG	902	848,514
Roche Holding AG	26,254	8,026,009
Roche Holding AG, Bearer Shares(a)	3,719	1,220,476
SGS SA, Registered Shares	8,967	847,538
Sika AG, Registered Shares	1,941	554,757
Sonova Holding AG, Registered Shares	1,195	318,168
Swiss Life Holding AG, Registered Shares	1,491	871,618
Swiss Re AG	21,587	2,172,574
Swisscom AG, Registered Shares	3,363	2,096,777
UBS Group AG, Registered Shares	98,092	1,983,988
Zurich Insurance Group AG	9,956	4,728,446

Total Switzerland		56,704,007

United Kingdom - 13.8%
Anglo American PLC	94,145	2,672,707
Ashtead Group PLC	6,588	455,971
AstraZeneca PLC	35,406	5,075,716
Aviva PLC	159,673	802,258
BAE Systems PLC	85,316	1,005,485
Barclays PLC	600,910	1,171,773
BP PLC	758,551	4,420,256
British American Tobacco PLC	136,032	4,510,390
BT Group PLC(a)	520,926	810,299
CNH Industrial NV	27,105	390,492
Compass Group PLC	22,606	632,858
Diageo PLC	62,870	2,700,829
HSBC Holdings PLC	1,395,033	11,026,324
Imperial Brands PLC	86,967	1,922,182
Legal & General Group PLC	390,330	1,127,968
Lloyds Banking Group PLC	2,999,568	1,662,306
London Stock Exchange Group PLC	6,243	664,013
National Grid PLC	269,269	3,561,999
Prudential PLC	44,869	632,335
Reckitt Benckiser Group PLC	29,064	2,184,516
RELX PLC	58,063	1,934,781
Shell PLC	373,646	11,127,698
SSE PLC	50,501	1,182,005
Standard Chartered PLC	52,295	454,094
Tesco PLC	312,794	987,814
Unilever PLC	88,616	4,616,326
Vodafone Group PLC	1,980,318	1,862,327

Total United Kingdom		69,595,722

United States - 1.5%
GSK PLC	231,633	4,089,833
Stellantis NV	207,880	3,649,166

Total United States		7,738,999

TOTAL COMMON STOCKS (Cost: $414,595,618)		500,918,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

United States - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $30,630,839)	30,630,839	$30,630,839

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $445,226,457)		531,549,355
Other Assets less Liabilities - (5.3)%		(26,816,714)

NET ASSETS - 100.0%		$504,732,641

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,981,215 and the total market value of the collateral held by the Fund was $34,671,998. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,041,159.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree International MidCap Dividend Fund^	$344,680	$2,285,440	$2,626,681	$16,165	$(19,604)	$—	$20,457

^	As of June 30, 2023, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$500,918,516	$—	$—	$500,918,516
Investment of Cash Collateral for Securities Loaned	—	30,630,839	—	30,630,839

Total Investments in Securities	$500,918,516	$30,630,839	$—	$531,549,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 11.3%
AGL Energy Ltd.(a)	35,103	$252,590
ALS Ltd.	14,471	107,500
Ampol Ltd.	18,830	375,274
Ansell Ltd.	3,707	65,958
APA Group	88,402	570,206
ASX Ltd.(a)	9,531	399,692
Aurizon Holdings Ltd.	96,184	250,977
Bank of Queensland Ltd.(a)	28,922	105,693
Beach Energy Ltd.	21,968	19,741
Bendigo & Adelaide Bank Ltd.(a)	28,689	164,042
BlueScope Steel Ltd.	14,123	193,190
Brambles Ltd.	40,697	390,366
Brickworks Ltd.	6,483	115,049
carsales.com Ltd.	9,823	155,751
Challenger Ltd.	21,223	91,544
Charter Hall Group	14,947	106,559
Cleanaway Waste Management Ltd.	37,250	64,220
Cochlear Ltd.	996	151,870
Computershare Ltd.(a)	12,314	191,641
Dexus(a)	100,193	520,209
Downer EDI Ltd.	31,343	85,749
Endeavour Group Ltd.(a)	45,049	189,217
GPT Group(a)	82,416	227,121
Harvey Norman Holdings Ltd.(a)	106,040	245,638
IDP Education Ltd.(a)	3,380	49,723
IGO Ltd.(a)	7,286	73,719
Iluka Resources Ltd.	16,422	121,447
Incitec Pivot Ltd.	134,367	245,069
Insurance Australia Group Ltd.	47,593	180,578
JB Hi-Fi Ltd.(a)	11,547	336,274
Lendlease Corp. Ltd.(a)	12,500	64,485
Medibank Pvt Ltd.	143,272	335,699
Metcash Ltd.	77,996	195,212
Mineral Resources Ltd.(a)	2,164	102,893
Mirvac Group(a)	187,571	282,176
New Hope Corp. Ltd.	80,497	259,877
NIB Holdings Ltd.(a)	21,808	122,664
Nine Entertainment Co. Holdings Ltd.(a)	101,608	132,903
Northern Star Resources Ltd.	26,506	213,136
Orica Ltd.	9,685	95,606
Origin Energy Ltd.	87,929	492,237
Premier Investments Ltd.	6,342	85,529
QBE Insurance Group Ltd.	31,223	325,679
Qube Holdings Ltd.	42,155	79,972
REA Group Ltd.(a)	1,804	171,755
Reece Ltd.(a)	9,990	123,488
Scentre Group	253,797	447,691
SEEK Ltd.(a)	7,861	113,654
Seven Group Holdings Ltd.(a)	8,482	139,175
Sonic Healthcare Ltd.	20,919	495,303
South32 Ltd.	613,252	1,534,874
Steadfast Group Ltd.	36,510	145,817
Stockland	253,169	679,143
Suncorp Group Ltd.	38,801	348,418
TPG Telecom Ltd.(a)	67,834	219,898
Treasury Wine Estates Ltd.	17,233	128,821
Vicinity Ltd.	228,803	280,998
Viva Energy Group Ltd.(b)	134,082	268,648
Washington H Soul Pattinson & Co. Ltd.(a)	9,193	194,472
Whitehaven Coal Ltd.	61,178	273,252
Worley Ltd.	16,723	175,769

Total Australia		14,575,851

Austria - 1.7%
Andritz AG	4,847	269,956
BAWAG Group AG*(b)	6,702	308,708
Erste Group Bank AG	23,921	837,479
EVN AG	5,374	119,020
Telekom Austria AG*	20,892	154,538
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,074	158,710
Voestalpine AG	7,828	280,978
Wienerberger AG	3,102	94,895

Total Austria		2,224,284

Belgium - 2.4%
Ackermans & van Haaren NV	358	58,899
Aedifica SA(a)	1,363	87,289
Ageas SA/NV	18,456	747,229
Cofinimmo SA(a)	2,532	190,054
D’ieteren Group	701	123,820
Elia Group SA/NV	1,076	136,526
Etablissements Franz Colruyt NV	5,161	192,287
Groupe Bruxelles Lambert NV	5,499	432,918
Melexis NV	1,808	177,330
Proximus SADP	34,222	254,782
Solvay SA	3,658	408,267
Umicore SA	5,076	141,715
Warehouses De Pauw CVA	5,424	148,650

Total Belgium		3,099,766

Burkina Faso - 0.2%
Endeavour Mining PLC	8,400	201,306

China - 0.2%
BOC Aviation Ltd.(b)	24,500	198,055

Denmark - 0.9%
Chr Hansen Holding A/S	1,936	134,346
Novozymes A/S, Class B	2,715	126,464
Pandora A/S	3,481	310,721
Royal Unibrew A/S	1,615	144,348
SimCorp A/S	593	62,820
Topdanmark A/S	8,015	393,654

Total Denmark		1,172,353

Egypt - 0.0%
Energean PLC	4,161	54,170

Finland - 1.7%
Elisa Oyj	9,745	520,320
Huhtamaki Oyj(a)	2,526	82,841
Kesko Oyj, Class A	6,335	120,398
Kesko Oyj, Class B	12,327	231,991
Kojamo Oyj	6,289	59,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

Investments	Shares	Value
Metsa Board Oyj, Class B(a)	14,103	$104,012
Metso Oyj(a)	22,513	271,284
Orion Oyj, Class B	3,251	134,851
Stora Enso Oyj, Class R	20,696	239,906
TietoEVRY Oyj	5,887	162,366
Valmet Oyj(a)	8,239	229,033

Total Finland		2,156,147

France - 5.6%
ALD SA(b)	32,278	345,286
Alten SA*	317	49,906
Arkema SA	2,138	201,300
BioMerieux	996	104,447
Bouygues SA	19,889	667,458
Bureau Veritas SA(a)	8,328	228,237
Carrefour SA(a)	20,597	389,990
Dassault Aviation SA	1,268	253,713
Eiffage SA	2,682	279,673
Elis SA	7,489	145,435
Eramet SA	1,495	136,437
Eurazeo SE	1,772	124,598
Gaztransport Et Technigaz SA	1,533	155,961
Gecina SA	3,432	365,258
Getlink SE	5,891	100,134
Imerys SA	2,709	105,512
Interparfums SA	1,046	74,519
Ipsen SA	962	115,660
Klepierre SA	20,762	514,639
La Francaise des Jeux SAEM(b)	9,758	383,681
Lagardere SA(a)	3,807	89,091
Nexans SA	780	67,525
Remy Cointreau SA	579	92,827
Rexel SA	17,794	438,934
Rothschild & Co.	4,095	207,969
Rubis SCA	6,932	168,197
Societe BIC SA	1,392	79,730
Sodexo SA	1,860	204,651
Sopra Steria Group SACA	490	97,723
SPIE SA	4,100	132,404
Technip Energies NV	5,757	132,590
Valeo	4,568	97,830
Verallia SA(b)	3,816	143,133
Vivendi SE	42,684	391,453
Wendel SE(a)	1,154	118,347

Total France		7,204,248

Germany - 4.8%
AIXTRON SE	1,079	36,599
Aurubis AG	1,007	86,287
Bechtle AG	1,691	67,006
Brenntag SE	3,141	244,676
Carl Zeiss Meditec AG, Bearer Shares	717	77,474
DWS Group GmbH & Co. KGaA(b)	18,856	576,836
Evonik Industries AG	24,237	460,894
Fielmann AG	3,509	186,822
Freenet AG	7,891	197,837
GEA Group AG	4,271	178,512
Heidelberg Materials AG	8,737	716,812
Hochtief AG	2,255	194,848
HUGO BOSS AG	1,525	119,026
K & S AG, Registered Shares	2,312	40,245
MTU Aero Engines AG	624	161,618
Puma SE	2,532	152,264
Rheinmetall AG	768	210,142
Scout24 SE(b)	1,343	85,099
Sixt SE	1,125	134,643
Stroeer SE & Co. KGaA*	2,332	113,217
Suedzucker AG	9,444	168,255
Synlab AG	5,234	51,678
Talanx AG	13,949	799,725
Telefonica Deutschland Holding AG	215,883	606,957
United Internet AG, Registered Shares	3,324	46,782
Wacker Chemie AG	3,128	429,141

Total Germany		6,143,395

Hong Kong - 3.7%
Bank of East Asia Ltd.	136,980	189,129
Champion REIT	308,000	111,620
Hang Lung Group Ltd.	80,000	121,277
Hang Lung Properties Ltd.	273,000	421,522
Hysan Development Co. Ltd.	72,000	175,668
New World Development Co. Ltd.	260,000	639,665
PCCW Ltd.	1,226,000	635,168
Power Assets Holdings Ltd.	220,000	1,152,413
Sino Land Co. Ltd.	603,454	741,554
Swire Pacific Ltd., Class A	41,000	314,173
Swire Pacific Ltd., Class B	160,000	201,516

Total Hong Kong		4,703,705

Ireland - 0.5%
AIB Group PLC	36,422	152,985
Bank of Ireland Group PLC	6,111	58,257
Glanbia PLC	6,244	93,327
Kingspan Group PLC	1,714	113,882
Smurfit Kappa Group PLC	8,504	283,253

Total Ireland		701,704

Israel - 2.0%
Alony Hetz Properties & Investments Ltd.	7,875	61,244
Amot Investments Ltd.	30,945	162,023
Ashtrom Group Ltd.	5,747	79,322
Azrieli Group Ltd.	3,018	169,160
Bezeq The Israeli Telecommunication Corp. Ltd.	124,845	152,265
Elbit Systems Ltd.	442	91,951
First International Bank of Israel Ltd.	4,177	162,310
ICL Group Ltd.	144,816	784,382
Israel Discount Bank Ltd., Class A	40,338	200,008
Mizrahi Tefahot Bank Ltd.	13,295	441,740
Phoenix Holdings Ltd.	14,566	146,211
Strauss Group Ltd.*	3,036	68,264

Total Israel		2,518,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

Investments	Shares	Value
Italy - 5.2%
A2A SpA(a)	199,430	$364,008
ACEA SpA	11,634	152,059
Amplifon SpA(a)	2,333	85,497
Banca Generali SpA	6,771	232,696
Banca Mediolanum SpA	36,842	332,892
Banco BPM SpA	86,098	399,215
BPER Banca	40,583	123,176
Brembo SpA	7,511	111,281
Brunello Cucinelli SpA	370	32,536
Buzzi SpA(a)	4,991	124,912
Davide Campari-Milano NV	8,500	117,681
De’ Longhi SpA	5,935	129,631
DiaSorin SpA(a)	399	41,528
ERG SpA	5,986	176,199
FinecoBank Banca Fineco SpA	16,040	215,508
Hera SpA	64,978	192,965
Infrastrutture Wireless Italiane SpA(b)	31,268	412,090
Italgas SpA(a)	60,991	360,986
Leonardo SpA	10,163	115,258
Mediobanca Banca di Credito Finanziario SpA	58,952	704,911
Moncler SpA	3,407	235,437
Poste Italiane SpA(a)(b)	77,617	839,689
Prysmian SpA(a)	3,945	164,757
Recordati Industria Chimica e Farmaceutica SpA	5,604	267,486
Salvatore Ferragamo SpA(a)	3,228	53,108
Unipol Gruppo SpA	33,342	177,916
UnipolSai Assicurazioni SpA(a)	234,794	581,484

Total Italy		6,744,906

Japan - 25.7%
ABC-Mart, Inc.	1,978	106,841
Advantest Corp.	3,200	423,980
AGC, Inc.(a)	9,228	329,638
Air Water, Inc.	7,200	99,306
Aisin Corp.	11,100	339,985
Alfresa Holdings Corp.	8,300	123,695
Amada Co. Ltd.	14,300	139,799
Aozora Bank Ltd.(a)	8,300	153,585
Asahi Kasei Corp.	41,000	275,726
Asics Corp.(a)	1,000	30,588
Azbil Corp.(a)	2,000	62,698
Bank of Kyoto Ltd.(a)	1,800	89,443
Brother Industries Ltd.	6,500	94,418
Canon Marketing Japan, Inc.(a)	5,100	126,146
Capcom Co. Ltd.	3,900	153,669
Casio Computer Co. Ltd.	8,100	66,185
Chiba Bank Ltd.	22,200	134,228
Chubu Electric Power Co., Inc.	28,600	347,668
Coca-Cola Bottlers Japan Holdings, Inc.(a)	10,400	109,659
COMSYS Holdings Corp.	5,300	104,306
Concordia Financial Group Ltd.	41,800	162,706
Cosmo Energy Holdings Co. Ltd.	5,500	149,549
CyberAgent, Inc.	7,900	57,282
Dai Nippon Printing Co. Ltd.(a)	6,779	191,267
Daifuku Co. Ltd.	5,100	103,828
Daito Trust Construction Co. Ltd.	3,620	365,294
Daiwa Securities Group, Inc.	77,900	398,999
Dentsu Group, Inc.(a)	7,500	244,560
Disco Corp.	3,700	578,801
Dowa Holdings Co. Ltd.	1,300	40,888
Ebara Corp.(a)	3,100	147,198
Electric Power Development Co. Ltd., Class C	6,900	101,160
ENEOS Holdings, Inc.	183,700	628,369
Fuji Electric Co. Ltd.	2,975	129,469
Fukuoka Financial Group, Inc.	6,800	139,872
Hakuhodo DY Holdings, Inc.	9,000	94,150
Hamamatsu Photonics KK	2,600	126,389
Hankyu Hanshin Holdings, Inc.	4,000	131,594
Haseko Corp.	15,000	184,004
Hirose Electric Co. Ltd.	1,575	207,861
Hitachi Construction Machinery Co. Ltd.	7,700	214,589
Hulic Co. Ltd.(a)	26,600	226,551
Idemitsu Kosan Co. Ltd.	14,166	282,859
IHI Corp.	5,600	150,640
Iida Group Holdings Co. Ltd.	10,300	172,884
Internet Initiative Japan, Inc.	3,900	72,868
Isuzu Motors Ltd.	29,400	353,935
Itochu Techno-Solutions Corp.	5,900	148,424
J. Front Retailing Co. Ltd.	9,000	85,837
Japan Exchange Group, Inc.(a)	14,200	246,401
Japan Metropolitan Fund Invest	332	221,203
Japan Post Insurance Co. Ltd.	13,200	197,861
Kajima Corp.	19,176	287,902
Kakaku.com, Inc.	3,600	51,384
Kamigumi Co. Ltd.	6,300	142,097
Kansai Electric Power Co., Inc.	37,100	463,445
Kansai Paint Co. Ltd.	3,900	57,056
Kawasaki Heavy Industries Ltd.	3,700	94,052
Kawasaki Kisen Kaisha Ltd.(a)	25,100	611,111
Kewpie Corp.	5,900	96,173
Kikkoman Corp.	1,600	90,685
Koei Tecmo Holdings Co. Ltd.(a)	8,720	149,954
Konami Group Corp.	3,300	171,718
Kose Corp.	700	66,787
Kuraray Co. Ltd.(a)	18,800	181,906
Kurita Water Industries Ltd.	2,300	87,427
Kyushu Railway Co.	5,400	115,708
Lawson, Inc.	3,600	159,084
Marui Group Co. Ltd.	4,900	85,026
MatsukiyoCocokara & Co.	2,000	111,765
Mazda Motor Corp.	21,800	210,180
Mebuki Financial Group, Inc.	44,000	103,991
Medipal Holdings Corp.	5,800	94,343
MEIJI Holdings Co. Ltd.	12,300	273,853
MISUMI Group, Inc.	2,700	53,595
Mitsubishi Chemical Group Corp.	60,500	361,321
Mitsubishi Gas Chemical Co., Inc.	8,400	121,494
Mitsui Chemicals, Inc.	8,300	242,853
Mitsui OSK Lines Ltd.(a)	48,200	1,152,518
Nabtesco Corp.(a)	3,100	67,754
NEC Corp.	5,400	260,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

Investments	Shares	Value
NGK Insulators Ltd.	16,300	$193,297
NH Foods Ltd.	2,900	78,271
Nikon Corp.	9,900	127,230
Nippon Express Holdings, Inc.(a)	3,000	168,208
Nippon Sanso Holdings Corp.	6,400	137,799
Nippon Shinyaku Co. Ltd.	1,800	73,153
Nippon Yusen KK(a)	69,200	1,527,298
Nissan Chemical Corp.	4,400	187,799
Nisshin Seifun Group, Inc.	7,600	93,570
Nissin Foods Holdings Co. Ltd.	1,900	156,564
Niterra Co. Ltd.	15,000	299,201
Nitto Denko Corp.	5,700	419,213
NOF Corp.(a)	2,600	110,864
Nomura Holdings, Inc.	120,700	456,962
Nomura Real Estate Holdings, Inc.	9,068	214,191
NSK Ltd.	25,800	163,759
Obayashi Corp.	31,200	268,536
Oji Holdings Corp.	26,462	98,426
Open House Group Co. Ltd.	2,900	103,672
Oracle Corp.(a)	2,200	162,715
Osaka Gas Co. Ltd.	9,900	151,204
Otsuka Corp.	4,300	166,216
Persol Holdings Co. Ltd.	3,700	66,277
Pola Orbis Holdings, Inc.(a)	6,300	91,317
Resona Holdings, Inc.	74,200	354,380
Resonac Holdings Corp.(a)	5,200	83,684
Ricoh Co. Ltd.	16,600	140,405
Rohm Co. Ltd.	1,900	177,729
Rohto Pharmaceutical Co. Ltd.	2,800	62,786
Ryohin Keikaku Co. Ltd.	8,100	79,719
Sankyo Co. Ltd.	2,500	100,668
Santen Pharmaceutical Co. Ltd.	14,300	121,248
SBI Holdings, Inc.(a)	21,300	407,991
SCREEN Holdings Co. Ltd.	1,800	202,249
SCSK Corp.	8,200	128,190
Sega Sammy Holdings, Inc.	7,700	163,659
Seiko Epson Corp.	10,400	161,107
Sekisui Chemical Co. Ltd.	11,300	161,993
Seven Bank Ltd.	78,000	152,778
SG Holdings Co. Ltd.	17,000	240,824
Shimadzu Corp.	3,600	110,290
Shimamura Co. Ltd.	1,200	113,080
Shimizu Corp.	18,400	115,886
Shinko Electric Industries Co. Ltd.	1,900	76,928
SHO-BOND Holdings Co. Ltd.(a)	1,400	55,366
Sohgo Security Services Co. Ltd.	16,000	90,132
Sojitz Corp.	17,980	395,215
Square Enix Holdings Co. Ltd.	3,400	157,327
Stanley Electric Co. Ltd.	3,200	64,228
SUMCO Corp.(a)	11,100	155,746
Sumitomo Chemical Co. Ltd.	69,000	208,382
Sumitomo Electric Industries Ltd.	23,412	284,602
Sumitomo Forestry Co. Ltd.(a)	15,300	368,699
Sumitomo Heavy Industries Ltd.(a)	8,300	197,429
Sumitomo Metal Mining Co. Ltd.	16,100	515,855
Sumitomo Mitsui Trust Holdings, Inc.	14,200	502,332
Sumitomo Pharma Co. Ltd.	8,690	38,419
Sumitomo Realty & Development Co. Ltd.	7,000	172,076
Sumitomo Rubber Industries Ltd.(a)	8,300	80,051
Sundrug Co. Ltd.	3,100	91,540
Suntory Beverage & Food Ltd.(a)	5,200	187,514
T&D Holdings, Inc.	22,351	325,596
Taisei Corp.	5,875	204,092
Taiyo Yuden Co. Ltd.	2,300	65,037
TechnoPro Holdings, Inc.(a)	3,000	64,407
THK Co. Ltd.(a)	4,600	93,728
TIS, Inc.	4,400	109,319
Tokyo Gas Co. Ltd.	15,200	330,533
Tokyo Tatemono Co. Ltd.(a)	9,400	120,349
Tokyu Corp.(a)	6,300	75,603
Tokyu Fudosan Holdings Corp.	23,300	132,705
Toray Industries, Inc.	36,000	199,359
Tosoh Corp.	23,400	275,066
TOTO Ltd.	3,500	104,732
Toyo Seikan Group Holdings Ltd.	12,400	181,622
Toyo Suisan Kaisha Ltd.	1,600	71,988
Toyota Boshoku Corp.	6,900	122,475
Toyota Tsusho Corp.	11,400	563,079
Trend Micro, Inc.	4,830	232,085
Tsuruha Holdings, Inc.(a)	700	51,846
USS Co. Ltd.	12,000	197,433
West Japan Railway Co.	4,500	186,495
Yakult Honsha Co. Ltd.	2,500	157,488
Yamada Holdings Co. Ltd.(a)	36,600	107,469
Yamaha Motor Co. Ltd.(a)	12,760	363,903
Yamato Holdings Co. Ltd.	7,100	127,867
Yaskawa Electric Corp.(a)	3,900	177,630
Yokogawa Electric Corp.	4,300	78,854
Yokohama Rubber Co. Ltd.(a)	4,700	102,432
ZOZO, Inc.	6,400	131,556

Total Japan		33,025,255

Netherlands - 4.1%
Aalberts NV	2,424	101,896
Aegon NV(a)	82,716	417,826
Arcadis NV	2,432	101,569
ASM International NV(a)	419	177,526
ASR Nederland NV	10,665	479,849
BE Semiconductor Industries NV(a)	4,413	478,088
CTP NV(b)	14,060	182,540
Euronext NV(b)	2,799	190,246
IMCD NV(a)	735	105,608
Koninklijke KPN NV	278,742	994,128
Koninklijke Vopak NV	7,151	255,039
OCI NV*(a)	29,196	699,807
Randstad NV(a)	15,726	828,858
SBM Offshore NV	11,394	156,131
Signify NV(b)	5,284	147,984

Total Netherlands		5,317,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

Investments	Shares	Value
Norway - 2.3%
Aker ASA, Class A	2,145	$121,830
Gjensidige Forsikring ASA	25,572	410,067
Kongsberg Gruppen ASA	1,989	90,636
Leroy Seafood Group ASA	29,125	110,698
Mowi ASA	17,562	278,997
Norsk Hydro ASA	89,912	535,433
Orkla ASA	32,967	237,247
Salmar ASA(a)	6,746	272,584
SpareBank 1 SR-Bank ASA	11,382	138,217
Storebrand ASA	17,334	135,358
TOMRA Systems ASA	995	16,020
Wallenius Wilhelmsen ASA	12,106	84,013
Yara International ASA	13,662	483,304

Total Norway		2,914,404

Portugal - 0.4%
Galp Energia SGPS SA(a)	34,712	405,975
Navigator Co. SA(a)	47,562	161,067

Total Portugal		567,042

Singapore - 5.0%
CapitaLand Ascendas REIT	326,800	656,812
CapitaLand Ascott Trust	182,500	145,639
CapitaLand Integrated Commercial Trust	487,700	688,297
City Developments Ltd.	34,900	173,294
ComfortDelGro Corp. Ltd.	115,100	98,656
Frasers Centrepoint Trust	98,900	160,041
Frasers Logistics & Commercial Trust	349,500	322,810
Genting Singapore Ltd.	272,900	189,549
Jardine Cycle & Carriage Ltd.	22,111	568,561
Keppel Corp. Ltd.	82,100	407,057
Keppel REIT	313,400	208,416
Mapletree Industrial Trust	230,900	377,056
Mapletree Logistics Trust(a)	231,200	276,753
Mapletree Pan Asia Commercial Trust	254,800	305,003
NetLink NBN Trust	237,800	150,234
Olam Group Ltd.	224,100	230,169
Sembcorp Industries Ltd.	59,300	251,949
Singapore Exchange Ltd.	52,800	374,927
Singapore Technologies Engineering Ltd.	145,300	395,097
Suntec Real Estate Investment Trust	238,000	226,859
UOL Group Ltd.	16,600	78,747
Venture Corp. Ltd.	10,700	116,302

Total Singapore		6,402,228

Spain - 4.1%
Acciona SA(a)	1,669	282,965
Acerinox SA	21,279	225,747
ACS Actividades de Construccion y Servicios SA(a)	29,233	1,026,005
Banco de Sabadell SA	183,073	210,518
Bankinter SA	46,965	288,475
Cia de Distribucion Integral Logista Holdings SA	11,400	306,955
Cie Automotive SA(a)	3,507	107,132
Ebro Foods SA(a)	4,663	82,211
Enagas SA(a)	24,181	474,867
Fluidra SA(a)	8,259	160,658
Grupo Catalana Occidente SA(a)	5,177	158,994
Inmobiliaria Colonial Socimi SA(a)	24,829	150,205
Laboratorios Farmaceuticos Rovi SA(a)	1,916	88,506
Mapfre SA(a)	230,887	458,202
Merlin Properties Socimi SA	68,660	587,279
Redeia Corp. SA(a)	29,709	498,667
Unicaja Banco SA(a)(b)	71,306	74,916
Viscofan SA	1,956	135,082

Total Spain		5,317,384

Sweden - 3.8%
AAK AB(a)	3,418	64,175
Alfa Laval AB	8,110	295,078
Avanza Bank Holding AB	5,943	120,771
Axfood AB	8,047	170,010
Beijer Ref AB(a)	1,656	21,096
Billerud AB	7,731	58,663
Boliden AB	11,135	321,175
Epiroc AB, Class B	8,288	133,743
Fabege AB(a)	15,838	113,727
Hexpol AB	16,407	173,620
Holmen AB, Class B	1,965	70,477
Husqvarna AB, Class B(a)	20,058	181,317
Industrivarden AB, Class A	6,293	174,085
Industrivarden AB, Class C(a)	4,130	113,638
Indutrade AB	4,067	91,459
Investment AB Latour, Class B(a)	9,393	185,924
Lifco AB, Class B	4,656	100,997
Nordnet AB publ	10,043	134,170
Saab AB, Class B	1,557	84,068
Sagax AB, Class B	2,348	46,302
Securitas AB, Class B(a)	18,078	148,054
SKF AB, Class B	15,710	272,856
SSAB AB, Class B	88,221	610,122
Svenska Cellulosa AB SCA, Class B(a)	8,930	113,637
Sweco AB, Class B	9,179	100,872
Tele2 AB, Class B	42,395	349,795
Thule Group AB(b)	5,417	159,030
Trelleborg AB, Class B	4,896	118,487
Volvo AB, Class A	13,884	295,128

Total Sweden		4,822,476

Switzerland - 4.9%
Allreal Holding AG, Registered Shares	717	121,176
Baloise Holding AG, Registered Shares	3,286	482,625
Banque Cantonale Vaudoise, Registered Shares(a)	4,706	497,085
BKW AG	1,177	207,865
Cembra Money Bank AG	1,458	120,923
Clariant AG, Registered Shares*	5,781	83,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

Investments	Shares	Value
Coca-Cola HBC AG*	9,833	$293,153
DKSH Holding AG	2,466	183,437
EFG International AG*	17,871	181,377
Galenica AG(b)	2,151	173,710
Georg Fischer AG, Registered Shares	1,651	123,920
Helvetia Holding AG, Registered Shares	3,982	538,559
Julius Baer Group Ltd.	10,469	659,278
Logitech International SA, Registered Shares	2,868	170,673
OC Oerlikon Corp. AG, Registered Shares	15,901	79,198
PSP Swiss Property AG, Registered Shares	2,098	234,271
Schindler Holding AG, Participation Certificate	921	215,876
Schindler Holding AG, Registered Shares	1,537	345,316
SFS Group AG	921	121,270
SIG Group AG*(a)	7,686	212,028
Stadler Rail AG(a)	2,826	110,431
Swatch Group AG, Bearer Shares	653	190,575
Swatch Group AG, Registered Shares	2,737	150,364
Swiss Prime Site AG, Registered Shares	2,929	254,219
Temenos AG, Registered Shares	1,094	86,992
VAT Group AG(b)	640	264,684
Vontobel Holding AG, Registered Shares(a)	2,687	170,293

Total Switzerland		6,272,784

United Kingdom - 8.9%
Airtel Africa PLC(b)	172,742	236,746
Associated British Foods PLC	17,458	441,907
Auto Trader Group PLC(b)	14,206	110,243
Balfour Beatty PLC	27,597	119,571
Beazley PLC	17,181	128,656
Bellway PLC	6,382	161,302
Big Yellow Group PLC	7,757	105,818
British Land Co. PLC	46,994	180,911
Britvic PLC	13,729	149,409
Bunzl PLC	8,657	330,072
Burberry Group PLC	8,229	221,793
Centrica PLC	78,848	124,252
Computacenter PLC	3,861	112,409
ConvaTec Group PLC(b)	38,460	100,335
Croda International PLC	2,032	145,341
DCC PLC	2,849	159,299
Dechra Pharmaceuticals PLC	1,569	73,527
Derwent London PLC	3,190	83,140
Diploma PLC	2,267	86,003
Dr. Martens PLC	18,052	28,068
Drax Group PLC	22,094	162,918
DS Smith PLC	59,909	207,017
Fresnillo PLC	21,366	165,753
Games Workshop Group PLC	1,282	177,982
Halma PLC	2,349	68,000
Harbour Energy PLC	40,814	118,618
Hargreaves Lansdown PLC	19,101	198,061
Howden Joinery Group PLC	18,044	147,368
IMI PLC	4,859	101,311
Inchcape PLC	17,243	170,443
Informa PLC	7,262	67,028
InterContinental Hotels Group PLC	4,466	308,535
Intertek Group PLC	3,573	193,739
Investec PLC	32,383	181,478
ITV PLC	260,367	226,085
J. Sainsbury PLC	133,661	457,112
Kingfisher PLC	95,281	280,671
Land Securities Group PLC	39,432	287,857
Mondi PLC	15,540	236,884
Next PLC	4,326	379,491
OSB Group PLC	41,029	250,379
Pearson PLC	13,576	141,876
Pennon Group PLC	8,379	75,740
Renishaw PLC	1,426	70,741
Rentokil Initial PLC	21,094	164,930
Rightmove PLC	12,862	85,554
Rotork PLC	16,892	65,458
RS Group PLC	10,227	98,842
Sage Group PLC	23,105	271,656
Schroders PLC	53,573	297,845
Segro PLC	32,365	294,944
Severn Trent PLC	8,941	291,681
Smith & Nephew PLC	24,800	399,794
Smiths Group PLC	8,372	174,983
Spectris PLC	2,443	111,658
Spirax-Sarco Engineering PLC	915	120,575
St. James’s Place PLC	22,543	311,678
Tate & Lyle PLC	10,630	98,115
Tritax Big Box REIT PLC	78,306	124,443
Unite Group PLC	15,905	175,921
United Utilities Group PLC	25,919	316,868
Weir Group PLC	4,196	93,675
Whitbread PLC	3,180	136,892

Total United Kingdom		11,409,401

TOTAL COMMON STOCKS (Cost: $124,559,533)		127,746,839

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.4%

United States - 10.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $13,338,427)	13,338,427	13,338,427

TOTAL INVESTMENTS IN SECURITIES - 109.8% (Cost: $137,897,960)		141,085,266
Other Assets less Liabilities - (9.8)%		(12,587,599)

NET ASSETS - 100.0%		$128,497,667

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,231,731 and the total market value of the collateral held by the Fund was $23,390,939. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,052,512.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2023

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/5/2023	58,224	USD	8,400,000	JPY	$106	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$127,746,839	$—	$—	$127,746,839
Investment of Cash Collateral for Securities Loaned	—	13,338,427	—	13,338,427

Total Investments in Securities	$127,746,839	$13,338,427	$—	$141,085,266

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$106	$—	$106

Total - Net	$127,746,839	$13,338,533	$—	$141,085,372

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%
Australia - 10.8%
Ampol Ltd.	17,822	$355,185
Aristocrat Leisure Ltd.	4,661	119,946
BHP Group Ltd.	12,087	361,976
BlueScope Steel Ltd.	7,218	98,736
Brambles Ltd.	26,746	256,548
Cochlear Ltd.	1,043	159,037
Coles Group Ltd.	14,788	181,320
EBOS Group Ltd.	7,997	180,051
Insurance Australia Group Ltd.	62,042	235,400
Lottery Corp. Ltd.	48,813	166,686
Medibank Pvt Ltd.	82,297	192,829
Orica Ltd.	11,177	110,335
Pilbara Minerals Ltd.(a)	13,746	44,744
Qantas Airways Ltd.*	17,599	72,632
QBE Insurance Group Ltd.	20,676	215,666
Santos Ltd.	74,537	373,109
Sonic Healthcare Ltd.	6,876	162,804
Suncorp Group Ltd.	22,965	206,217
Telstra Group Ltd.	53,333	152,655
Transurban Group	14,748	139,892
Woodside Energy Group Ltd.	15,098	346,121
Woolworths Group Ltd.	6,216	164,390

Total Australia		4,296,279

Austria - 0.1%
Verbund AG	559	44,795

China - 1.4%
BOC Hong Kong Holdings Ltd.	75,500	230,741
Futu Holdings Ltd., ADR*(a)	2,619	104,079
SITC International Holdings Co. Ltd.	15,000	27,371
Wilmar International Ltd.	75,400	211,712

Total China		573,903

Denmark - 0.4%
Novo Nordisk A/S, Class B	976	157,222

Finland - 1.3%
Elisa Oyj	5,926	316,410
Fortum Oyj	1,825	24,420
Orion Oyj, Class B	4,234	175,626

Total Finland		516,456

France - 11.4%
AXA SA	14,861	438,166
Danone SA	6,434	394,075
Eiffage SA	3,462	361,010
Engie SA	22,115	367,413
Ipsen SA	3,217	386,774
Klepierre SA	11,892	294,773
La Francaise des Jeux SAEM(b)	9,838	386,827
Orange SA	34,324	400,763
Publicis Groupe SA	4,059	325,485
Sanofi	4,392	470,543
Sodexo SA	3,476	382,455
Thales SA	2,309	345,623

Total France		4,553,907

Germany - 5.5%
Bayerische Motoren Werke AG	2,319	284,679
Brenntag SE	2,724	212,193
Deutsche Boerse AG	2,107	388,716
Deutsche Lufthansa AG, Registered Shares*	19,088	195,318
Deutsche Telekom AG, Registered Shares	23,371	509,343
E.ON SE	21,652	275,909
Hannover Rueck SE	1,646	349,011

Total Germany		2,215,169

Hong Kong - 3.0%
CK Asset Holdings Ltd.	20,000	110,762
Hongkong Land Holdings Ltd.	19,800	77,220
Jardine Matheson Holdings Ltd.	5,300	268,445
Power Assets Holdings Ltd.	26,500	138,813
Sino Land Co. Ltd.	94,048	115,571
Sun Hung Kai Properties Ltd.	22,500	283,382
Swire Pacific Ltd., Class A	11,500	88,122
WH Group Ltd.(b)	217,500	115,181

Total Hong Kong		1,197,496

Israel - 0.9%
Check Point Software Technologies Ltd.*	2,940	369,323

Italy - 1.1%
Assicurazioni Generali SpA	14,267	289,826
Terna - Rete Elettrica Nazionale	19,156	163,139

Total Italy		452,965

Japan - 25.0%
AGC, Inc.(a)	5,000	178,607
ANA Holdings, Inc.*	4,800	113,777
Asahi Group Holdings Ltd.(a)	2,100	80,987
Astellas Pharma, Inc.	9,800	145,710
Canon, Inc.(a)	14,100	369,731
Central Japan Railway Co.	800	99,962
Chubu Electric Power Co., Inc.	6,200	75,369
Dai Nippon Printing Co. Ltd.(a)	5,400	152,359
Daito Trust Construction Co. Ltd.	700	70,637
Daiwa House Industry Co. Ltd.	4,800	125,932
East Japan Railway Co.(a)	1,700	93,942
Hankyu Hanshin Holdings, Inc.	3,000	98,696
Hitachi Ltd.	1,000	61,549
Hulic Co. Ltd.(a)	12,600	107,314
Idemitsu Kosan Co. Ltd.	16,000	319,480
Inpex Corp.(a)	27,200	300,727
ITOCHU Corp.	2,500	98,367
Japan Airlines Co. Ltd.	4,200	90,663
Japan Tobacco, Inc.(a)	5,900	128,707
Kajima Corp.	9,600	144,131
KDDI Corp.	3,200	98,523
Kintetsu Group Holdings Co. Ltd.(a)	2,600	89,656
Kirin Holdings Co. Ltd.(a)	8,700	126,496
Komatsu Ltd.	1,400	37,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2023

Investments	Shares	Value
Marubeni Corp.	2,700	$45,581
Mazda Motor Corp.	4,700	45,314
McDonald’s Holdings Co. Japan Ltd.(a)	2,600	100,917
MEIJI Holdings Co. Ltd.	4,500	100,190
Mitsubishi Chemical Group Corp.	14,100	84,209
Mitsubishi Corp.	1,200	57,536
Mitsubishi Heavy Industries Ltd.	2,200	102,150
Mitsui Fudosan Co. Ltd.	6,100	120,725
Mitsui OSK Lines Ltd.(a)	1,100	26,302
Mizuho Financial Group, Inc.	11,600	176,486
MS&AD Insurance Group Holdings, Inc.	5,500	193,918
NGK Insulators Ltd.	6,700	79,453
Nippon Express Holdings, Inc.	1,600	89,711
Nippon Steel Corp.	1,600	33,254
Nippon Telegraph & Telephone Corp.	85,000	100,270
Nippon Yusen KK(a)	3,100	68,419
Nissin Foods Holdings Co. Ltd.	1,000	82,402
Nitto Denko Corp.	900	66,192
Nomura Real Estate Holdings, Inc.	3,500	82,672
Obayashi Corp.	19,600	168,696
Oji Holdings Corp.	70,500	262,226
Ono Pharmaceutical Co. Ltd.	7,900	142,439
Oracle Corp.	4,100	303,241
Osaka Gas Co. Ltd.	7,000	106,912
Otsuka Holdings Co. Ltd.(a)	5,000	182,343
Renesas Electronics Corp.*	14,400	269,150
SCSK Corp.	19,900	311,095
Secom Co. Ltd.	2,100	141,501
Seiko Epson Corp.	19,100	295,879
Sekisui Chemical Co. Ltd.	7,900	113,252
Sekisui House Ltd.	6,500	130,666
SG Holdings Co. Ltd.	6,900	97,746
Shimizu Corp.	13,900	87,544
Shionogi & Co. Ltd.	3,300	138,589
SoftBank Corp.	8,700	92,697
Subaru Corp.	2,500	46,753
Sumitomo Corp.	3,100	65,224
Sumitomo Mitsui Financial Group, Inc.(a)	3,800	161,928
Sumitomo Mitsui Trust Holdings, Inc.	4,600	162,727
Suntory Beverage & Food Ltd.(a)	1,300	46,879
Takeda Pharmaceutical Co. Ltd.	5,300	166,002
TIS, Inc.	11,000	273,297
Tobu Railway Co. Ltd.(a)	3,900	104,101
Toho Co. Ltd.	2,200	83,275
Tokio Marine Holdings, Inc.	6,300	144,494
Tokyo Gas Co. Ltd.	2,500	54,364
Toshiba Corp.(a)	15,200	475,030
Toyota Tsusho Corp.	1,000	49,393
USS Co. Ltd.	4,100	67,456
West Japan Railway Co.	2,100	87,031
Yakult Honsha Co. Ltd.	4,100	258,280
Yamato Holdings Co. Ltd.	3,100	55,829

Total Japan		10,010,654

Jordan - 0.7%
Hikma Pharmaceuticals PLC	11,952	287,265

Netherlands - 3.2%
Heineken Holding NV	2,758	239,665
JDE Peet’s NV(a)	7,391	219,813
Koninklijke Ahold Delhaize NV	9,026	307,829
Koninklijke KPN NV	75,738	270,118
Wolters Kluwer NV	1,874	237,780

Total Netherlands		1,275,205

New Zealand - 0.6%
Mercury NZ Ltd.	24,847	98,946
Spark New Zealand Ltd.	49,680	154,922

Total New Zealand		253,868

Norway - 3.1%
DNB Bank ASA	12,315	230,700
Equinor ASA	12,909	376,056
Kongsberg Gruppen ASA	1,674	76,282
Mowi ASA(a)	5,330	84,675
Orkla ASA	45,385	326,613
Yara International ASA	3,886	137,470

Total Norway		1,231,796

Portugal - 1.3%
EDP - Energias de Portugal SA	12,301	60,070
Jeronimo Martins SGPS SA	15,991	440,342

Total Portugal		500,412

Russia - 0.0%
Evraz PLC*†	17,300	0

Singapore - 3.8%
CapitaLand Ascendas REIT	67,200	135,060
City Developments Ltd.	20,800	103,281
DBS Group Holdings Ltd.	8,300	193,249
Genting Singapore Ltd.	186,500	129,538
Jardine Cycle & Carriage Ltd.	4,800	123,427
Oversea-Chinese Banking Corp. Ltd.	14,700	133,385
Singapore Airlines Ltd.(a)	31,900	168,534
Singapore Exchange Ltd.	16,000	113,614
Singapore Telecommunications Ltd.	85,500	157,941
Venture Corp. Ltd.	24,400	265,212

Total Singapore		1,523,241

Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA	29,815	228,738
Corp. ACCIONA Energias Renovables SA(a)	4,492	150,062
Endesa SA(a)	9,163	196,438
Iberdrola SA	18,640	243,018
Industria de Diseno Textil SA	5,827	225,428
Naturgy Energy Group SA	6,893	205,003
Telefonica SA(a)	49,464	200,535

Total Spain		1,449,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2023

Investments	Shares	Value
Sweden - 0.8%
Essity AB, Class B	5,311	$141,167
Swedbank AB, Class A	10,196	171,659

Total Sweden		312,826

Switzerland - 7.9%
Banque Cantonale Vaudoise, Registered Shares(a)	3,691	389,873
BKW AG	1,576	278,330
Chocoladefabriken Lindt & Spruengli AG	22	276,399
Coca-Cola HBC AG*	8,150	242,977
Holcim AG, Registered Shares*	4,116	276,961
Kuehne & Nagel International AG, Registered Shares	795	235,217
Novartis AG, Registered Shares	6,322	635,980
Roche Holding AG	1,224	374,184
Swisscom AG, Registered Shares	684	426,463

Total Switzerland		3,136,384

United Kingdom - 12.5%
AstraZeneca PLC	2,235	320,404
BAE Systems PLC	20,790	245,019
BP PLC	78,632	458,207
British American Tobacco PLC	7,584	251,461
CK Hutchison Holdings Ltd.	22,500	137,384
Coca-Cola Europacific Partners PLC	3,498	225,376
Compass Group PLC	10,797	302,264
HSBC Holdings PLC	41,631	329,051
Imperial Brands PLC	13,448	297,233
National Grid PLC	48,014	635,149
Pearson PLC	18,111	189,269
Reckitt Benckiser Group PLC	3,719	279,528
SSE PLC	9,788	229,094
Tesco PLC	103,964	328,322
Unilever PLC	5,887	306,675
Vodafone Group PLC	249,160	234,315
Whitbread PLC	4,795	206,415

Total United Kingdom		4,975,166

United States - 1.1%
GSK PLC	17,629	311,267
Stellantis NV	7,992	140,293

Total United States		451,560

TOTAL COMMON STOCKS (Cost: $37,396,071)		39,785,114

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $2,124,697)	2,124,697	2,124,697

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $39,520,768)		41,909,811
Other Assets less Liabilities - (4.8)%		(1,913,774)

NET ASSETS - 100.0%		$39,996,037

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,176,449 and the total market value of the collateral held by the Fund was $3,343,233. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,218,536.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2023	563,207,219	JPY	3,895,049	USD	$2,211	$—
Bank of America NA	7/6/2023	22,564	USD	156,410	DKK	—	(355)
Bank of America NA	7/6/2023	2,056,371	USD	1,665,242	GBP	—	(60,748)
Bank of America NA	7/6/2023	3,104,864	USD	433,794,024	JPY	103,113	—
Bank of America NA	8/3/2023	8,823,217	USD	1,270,435,604	JPY	—	(5,091)
Barclays Bank PLC	7/6/2023	1,453,619	SGD	1,072,630	USD	1,499	—
Barclays Bank PLC	7/6/2023	862,000	USD	119,714,042	JPY	33,607	—
Barclays Bank PLC	8/3/2023	880,226	USD	1,191,702	SGD	—	(1,237)
Citibank NA	7/6/2023	2,128,577	AUD	1,410,901	USD	6,026	—
Citibank NA	7/6/2023	1,395,186	EUR	1,516,903	USD	5,317	—
Citibank NA	7/6/2023	1,593,944	GBP	2,018,120	USD	8,354	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2023

Citibank NA	7/6/2023	1,439,610	USD	2,207,878	AUD	—	(30,105)
Citibank NA	7/6/2023	755,156	USD	681,062	CHF	—	(6,179)
Citibank NA	7/6/2023	1,542,404	USD	1,436,127	EUR	—	(24,485)
Citibank NA	7/6/2023	1,089,110	USD	1,471,522	SGD	1,751	—
Citibank NA	8/3/2023	3,594,256	USD	5,418,257	AUD	—	(15,389)
Citibank NA	8/3/2023	9,923,499	USD	9,114,610	EUR	—	(34,652)
Citibank NA	8/3/2023	4,098,740	USD	3,236,510	GBP	—	(16,852)
Goldman Sachs	7/6/2023	42,984	AUD	28,709	USD	—	(96)
Goldman Sachs	7/6/2023	11,858	CHF	13,262	USD	—	(6)
Goldman Sachs	7/6/2023	2,599	DKK	381	USD	—	(0)^
Goldman Sachs	7/6/2023	23,367	EUR	25,501	USD	—	(7)
Goldman Sachs	7/6/2023	30,094	GBP	38,251	USD	9	—
Goldman Sachs	7/6/2023	10,296,044	JPY	71,815	USD	—	(569)
Goldman Sachs	7/6/2023	92,857	NOK	8,677	USD	—	(10)
Goldman Sachs	7/6/2023	1,646	NZD	1,014	USD	—	(6)
Goldman Sachs	7/6/2023	8,055	SEK	753	USD	—	(7)
Goldman Sachs	7/6/2023	22,302	SGD	16,480	USD	—	(1)
HSBC Holdings PLC	7/3/2023	3,846	EUR	4,198	USD	—	(3)
HSBC Holdings PLC	7/3/2023	24,927	USD	37,647	AUD	—	(133)
HSBC Holdings PLC	7/3/2023	13,188	USD	12,131	EUR	—	(47)
HSBC Holdings PLC	7/6/2023	667,685	CHF	741,894	USD	4,488	—
HSBC Holdings PLC	7/6/2023	61,766	NZD	37,596	USD	245	—
HSBC Holdings PLC	7/6/2023	476,861	USD	5,282,663	NOK	—	(16,238)
HSBC Holdings PLC	7/6/2023	38,610	USD	63,871	NZD	—	(520)
HSBC Holdings PLC	8/3/2023	380,733	USD	625,581	NZD	—	(2,482)
HSBC Holdings PLC	8/4/2023	2,500,959	USD	2,244,189	CHF	—	(15,160)
Morgan Stanley & Co. International	7/6/2023	151,928	DKK	22,183	USD	79	—
Morgan Stanley & Co. International	7/6/2023	1,063,972	SEK	98,029	USD	479	—
Morgan Stanley & Co. International	7/6/2023	98,782	USD	1,066,458	SEK	44	—
Morgan Stanley & Co. International	8/3/2023	132,732	USD	907,558	DKK	—	(475)
Morgan Stanley & Co. International	8/3/2023	272,450	USD	2,953,352	SEK	—	(1,331)
UBS AG	7/3/2023	3,408	USD	4,609	SGD	2	—
UBS AG	7/6/2023	5,042,313	NOK	468,184	USD	2,480	—
UBS AG	8/3/2023	1,058,367	USD	11,387,292	NOK	—	(5,640)

						$169,704	$(237,824)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	39,785,114	—	—		39,785,114
Investment of Cash Collateral for Securities Loaned	—	2,124,697	—		2,124,697

Total Investments in Securities	$39,785,114	$2,124,697	$0		$41,909,811

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$169,704	$—		$169,704
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(237,824)	$—		$(237,824)

Total - Net	$39,785,114	$2,056,577	$0		$41,841,691

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 5.2%
Altium Ltd.	15,652	$384,660
ARB Corp. Ltd.(a)	18,591	353,928
Aristocrat Leisure Ltd.	79,206	2,038,290
AUB Group Ltd.	21,496	420,679
Breville Group Ltd.(a)	16,591	220,213
Cochlear Ltd.	7,680	1,171,050
Coles Group Ltd.	362,385	4,443,301
Computershare Ltd.	109,168	1,698,970
CSL Ltd.	41,037	7,576,989
Goodman Group	282,929	3,779,817
IDP Education Ltd.(a)	25,128	369,655
Netwealth Group Ltd.(a)	40,879	376,602
Northern Star Resources Ltd.	231,780	1,863,755
Pinnacle Investment Management Group Ltd.(a)	75,288	500,152
REA Group Ltd.(a)	15,630	1,488,100
Seven Group Holdings Ltd.	76,862	1,261,173
Technology One Ltd.	42,071	438,271
Washington H Soul Pattinson & Co. Ltd.(a)	77,158	1,632,228
Wesfarmers Ltd.	370,978	12,184,094
WiseTech Global Ltd.	5,644	299,841

Total Australia		42,501,768

Austria - 0.3%
Oesterreichische Post AG	34,799	1,241,479
Verbund AG	17,520	1,403,947

Total Austria		2,645,426

Belgium - 0.6%
Etablissements Franz Colruyt NV	41,132	1,532,482
UCB SA	21,948	1,944,356
VGP NV(a)	17,161	1,675,678

Total Belgium		5,152,516

China - 0.7%
BOC Aviation Ltd.(b)	233,200	1,885,157
Prosus NV*	52,578	3,849,605

Total China		5,734,762

Denmark - 4.5%
Alm Brand A/S	361,200	565,231
Chr Hansen Holding A/S	16,695	1,158,524
Coloplast A/S, Class B	29,563	3,695,781
Novo Nordisk A/S, Class B	160,222	25,809,808
Novozymes A/S, Class B	17,040	793,719
Pandora A/S	31,113	2,777,210
Royal Unibrew A/S	13,468	1,203,760
SimCorp A/S	6,880	728,842

Total Denmark		36,732,875

Finland - 1.9%
Kone Oyj, Class B	160,667	8,384,013
Neste Oyj	109,925	4,228,669
Terveystalo Oyj(a)(b)	42,087	379,274
Valmet Oyj(a)	85,672	2,381,569

Total Finland		15,373,525

France - 14.2%
Bollore SE	271,851	1,693,526
Capgemini SE	18,069	3,421,241
Carrefour SA	167,817	3,177,499
Gaztransport Et Technigaz SA	9,122	928,034
Hermes International	4,775	10,366,958
Kering SA	24,358	13,436,111
L’Oreal SA	54,147	25,230,674
La Francaise des Jeux SAEM(b)	55,244	2,172,175
LVMH Moet Hennessy Louis Vuitton SE	54,844	51,637,452
Sartorius Stedim Biotech	2,424	604,816
Teleperformance	5,269	882,104
Verallia SA(b)	34,233	1,284,032
Vivendi SE	248,468	2,278,687

Total France		117,113,309

Germany - 5.3%
adidas AG	51,201	9,930,846
AIXTRON SE	10,118	343,194
Bechtle AG	14,805	586,650
Carl Zeiss Meditec AG, Bearer Shares	4,652	502,661
Fielmann AG	30,839	1,641,893
Nemetschek SE	7,089	530,869
Puma SE	20,009	1,203,260
Rheinmetall AG	7,529	2,060,107
SAP SE	186,402	25,449,052
Stroeer SE & Co. KGaA*	22,929	1,113,192

Total Germany		43,361,724

Hong Kong - 3.2%
CLP Holdings Ltd.	1,180,500	9,173,934
Hong Kong Exchanges & Clearing Ltd.	334,800	12,611,714
Techtronic Industries Co. Ltd.	421,500	4,579,885

Total Hong Kong		26,365,533

Indonesia - 0.1%
Nickel Industries Ltd.	1,460,928	860,633

Ireland - 0.2%
Kerry Group PLC, Class A	12,795	1,247,687

Israel - 0.2%
Matrix IT Ltd.	37,202	757,183
Maytronics Ltd.	32,855	448,342
Strauss Group Ltd.*	27,599	620,558

Total Israel		1,826,083

Italy - 2.7%
Amplifon SpA(a)	14,890	545,669
Azimut Holding SpA(a)	82,410	1,776,159
Banca Generali SpA(a)	56,601	1,945,179
Banca Mediolanum SpA	358,303	3,237,506
Davide Campari-Milano NV	62,914	871,031
De’ Longhi SpA	57,251	1,250,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2023

Investments	Shares	Value
Ferrari NV	10,380	$3,391,713
FinecoBank Banca Fineco SpA(a)	136,137	1,829,092
Italgas SpA(a)	328,705	1,945,499
Moncler SpA	26,175	1,808,796
RAI Way SpA(b)	237,200	1,425,907
Recordati Industria Chimica e Farmaceutica SpA	39,131	1,867,772
Reply SpA	1,855	210,678
Technogym SpA(b)	47,565	440,056

Total Italy		22,545,524

Japan - 7.8%
Anritsu Corp.	41,300	350,465
Asahi Holdings, Inc.	43,600	585,516
Astellas Pharma, Inc.	338,900	5,038,891
BayCurrent Consulting, Inc.	8,300	308,260
Benefit One, Inc.	14,200	143,931
BIPROGY, Inc.	36,300	887,314
Capcom Co. Ltd.	40,200	1,583,969
Create SD Holdings Co. Ltd.	7,000	171,689
CyberAgent, Inc.(a)	48,400	350,941
Daifuku Co. Ltd.	41,800	850,981
Daito Trust Construction Co. Ltd.	19,800	1,998,014
Daiwabo Holdings Co. Ltd.	41,900	804,604
eRex Co. Ltd.(a)	1,700	13,279
Fancl Corp.	9,600	159,408
Fujimi, Inc.(a)	20,100	491,601
Fujitsu Ltd.	22,200	2,856,118
Goldwin, Inc.	4,200	354,516
Hoya Corp.	19,300	2,280,053
Information Services International-Dentsu Ltd.(a)	5,600	195,274
Internet Initiative Japan, Inc.	9,900	184,972
Japan Material Co. Ltd.	10,600	175,206
Kakaku.com, Inc.	38,100	543,815
Kao Corp.(a)	93,000	3,354,911
Keyence Corp.	7,900	3,708,548
Koei Tecmo Holdings Co. Ltd.(a)	58,800	1,011,156
Kose Corp.	3,600	343,474
M3, Inc.	16,800	361,374
Meitec Corp.	38,600	660,715
MIRAIT ONE Corp.	43,300	542,392
MonotaRO Co. Ltd.(a)	36,400	459,108
Morinaga & Co. Ltd.	7,000	218,182
Murata Manufacturing Co. Ltd.	108,300	6,171,230
NEC Networks & System Integration Corp.	52,800	724,774
NET One Systems Co. Ltd.	12,900	281,054
Nexon Co. Ltd.	39,500	750,728
Nifco, Inc.	17,700	521,564
Nihon M&A Center Holdings, Inc.	39,600	300,969
Nippon Gas Co. Ltd.(a)	39,400	551,058
Nippon Shinyaku Co. Ltd.	8,100	329,189
Nissan Chemical Corp.	37,400	1,596,296
Nomura Research Institute Ltd.	56,300	1,542,909
NSD Co. Ltd.	39,100	780,458
Obic Co. Ltd.	7,400	1,179,617
Open House Group Co. Ltd.	37,800	1,351,317
Oracle Corp.	18,400	1,360,888
Osaka Gas Co. Ltd.	95,600	1,460,110
Persol Holdings Co. Ltd.	39,300	703,966
Recruit Holdings Co. Ltd.	58,800	1,856,328
Relo Group, Inc.	14,500	196,129
Rohto Pharmaceutical Co. Ltd.	10,200	228,721
Sega Sammy Holdings, Inc.	47,700	1,013,833
Seria Co. Ltd.	17,500	277,995
Shinko Electric Industries Co. Ltd.(a)	17,600	712,597
Sugi Holdings Co. Ltd.	5,100	226,533
SUMCO Corp.(a)	96,200	1,349,802
Taiheiyo Cement Corp.(a)	42,100	827,087
Taiyo Yuden Co. Ltd.	36,600	1,034,934
TechnoPro Holdings, Inc.(a)	14,100	302,711
Terumo Corp.	46,200	1,458,224
TIS, Inc.	36,900	916,788
Unicharm Corp.	43,500	1,607,455
West Holdings Corp.	3,300	56,943
Workman Co. Ltd.	8,900	320,199
ZOZO, Inc.	51,800	1,064,779

Total Japan		64,045,862

Netherlands - 5.7%
ASM International NV	3,722	1,576,974
ASML Holding NV	32,118	23,232,016
BE Semiconductor Industries NV	39,137	4,239,959
Corbion NV	10,998	262,294
Koninklijke KPN NV	1,629,753	5,812,482
SBM Offshore NV	107,510	1,473,206
Universal Music Group NV	282,076	6,262,611
Wolters Kluwer NV	30,656	3,889,736

Total Netherlands		46,749,278

Norway - 0.5%
Kongsberg Gruppen ASA	14,748	672,044
Leroy Seafood Group ASA	222,171	844,426
Salmar ASA	52,124	2,106,163
TOMRA Systems ASA	27,199	437,934

Total Norway		4,060,567

Portugal - 0.6%
Corticeira Amorim SGPS SA(a)	33,369	352,042
Jeronimo Martins SGPS SA	159,556	4,393,669

Total Portugal		4,745,711

Singapore - 0.9%
Kenon Holdings Ltd.	46,321	1,079,715
Singapore Exchange Ltd.	333,300	2,366,729
Singapore Technologies Engineering Ltd.	1,295,800	3,523,511
StarHub Ltd.	726,300	558,135

Total Singapore		7,528,090

Spain - 4.6%
Cie Automotive SA(a)	29,228	892,857
Industria de Diseno Textil SA	935,669	36,198,107
Laboratorios Farmaceuticos Rovi SA	7,650	353,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2023

Investments	Shares	Value
Viscofan SA	9,092	$627,897

Total Spain		38,072,237

Sweden - 5.7%
AAK AB	29,912	561,613
AddTech AB, Class B	31,365	681,816
Alfa Laval AB	73,313	2,667,458
Assa Abloy AB, Class B	157,201	3,769,459
Atlas Copco AB, Class A	383,022	5,510,598
Atlas Copco AB, Class B	241,171	2,997,529
Avanza Bank Holding AB(a)	53,299	1,083,122
Beijer Ref AB	23,790	303,066
Bilia AB, Class A	50,273	523,149
Elekta AB, Class B(a)	100,992	779,228
Epiroc AB, Class A	107,578	2,030,788
Epiroc AB, Class B	58,658	946,561
Essity AB, Class B	131,324	3,490,609
Evolution AB(b)	25,107	3,174,723
Husqvarna AB, Class B(a)	187,580	1,695,658
Instalco AB	40,021	199,525
Investment AB Latour, Class B	80,570	1,594,796
Loomis AB	19,093	556,105
Nibe Industrier AB, Class B	78,044	739,884
Nolato AB, Class B	66,236	310,904
Nordnet AB publ	79,675	1,064,418
Sagax AB, Class B	27,268	537,721
Sandvik AB	243,577	4,740,160
Securitas AB, Class B(a)	171,601	1,405,370
Telefonaktiebolaget LM Ericsson, Class B	1,019,228	5,511,661

Total Sweden		46,875,921

Switzerland - 18.0%
ABB Ltd., Registered Shares	409,249	16,092,751
Coca-Cola HBC AG*	78,234	2,332,404
Geberit AG, Registered Shares	6,782	3,548,487
Givaudan SA, Registered Shares	1,407	4,663,002
Logitech International SA, Registered Shares	23,941	1,424,712
Lonza Group AG, Registered Shares	2,756	1,643,157
Nestle SA, Registered Shares	265,803	31,968,259
Novartis AG, Registered Shares	354,222	35,634,024
Partners Group Holding AG	6,781	6,378,908
Roche Holding AG	71,016	21,710,027
Roche Holding AG, Bearer Shares	10,064	3,302,733
Schindler Holding AG, Participation Certificate	10,935	2,563,091
Schindler Holding AG, Registered Shares	10,390	2,334,310
SGS SA, Registered Shares	46,603	4,404,795
Sika AG, Registered Shares	13,739	3,926,745
Sonova Holding AG, Registered Shares	7,104	1,891,436
Stadler Rail AG(a)	22,460	877,663
Straumann Holding AG, Registered Shares	6,833	1,108,601
Sulzer AG, Registered Shares	14,852	1,276,610
Tecan Group AG, Registered Shares	854	327,606
Temenos AG, Registered Shares	9,078	721,857

Total Switzerland		148,131,178

United Kingdom - 13.1%
Airtel Africa PLC(b)	1,020,392	1,398,464
AJ Bell PLC	74,876	305,572
Ashtead Group PLC	53,741	3,719,540
Auto Trader Group PLC(b)	119,638	928,430
Burberry Group PLC	74,890	2,018,483
Compass Group PLC	179,738	5,031,791
Diageo PLC	331,295	14,232,082
Drax Group PLC	126,352	931,699
Fevertree Drinks PLC	17,846	276,573
Fresnillo PLC	189,009	1,466,291
Games Workshop Group PLC	11,421	1,585,594
Greggs PLC	21,507	698,339
Halma PLC	25,202	729,564
Hargreaves Lansdown PLC	172,202	1,785,586
IMI PLC	39,422	821,955
Imperial Brands PLC	465,333	10,284,991
Intertek Group PLC	32,848	1,781,121
Kainos Group PLC	18,191	284,926
RELX PLC	329,469	10,978,600
Rentokil Initial PLC	184,155	1,439,872
Rightmove PLC	112,164	746,082
Rotork PLC	137,816	534,048
RS Group PLC	72,441	700,128
Sage Group PLC	198,061	2,328,693
Smith & Nephew PLC	185,560	2,991,362
Spectris PLC	21,998	1,005,420
Spirax-Sarco Engineering PLC	6,698	882,632
Spirent Communications PLC	109,681	228,129
Tate & Lyle PLC	91,581	845,293
Unilever PLC	698,024	36,362,581
Victrex PLC	22,260	393,940

Total United Kingdom		107,717,781

United States - 3.7%
GSK PLC	1,746,531	30,837,658

TOTAL COMMON STOCKS (Cost: $751,615,473)		820,225,648

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $7,238,067)	7,238,067	7,238,067

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $758,853,540)		827,463,715
Other Assets less Liabilities - (0.6)%		(4,685,989)

NET ASSETS - 100.0%		$822,777,726

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2023

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,898,757 and the total market value of the collateral held by the Fund was $18,768,136. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,530,069.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of Montreal	7/3/2023	1,449,180	HKD	184,905	USD	$20		$—
Bank of Montreal	7/3/2023	840,600	JPY	5,812	USD	4		—
Bank of Montreal	7/3/2023	20,055	SGD	14,800	USD	19		—
JP Morgan Chase Bank NA	7/3/2023	956,650	HKD	122,080	USD	—		(6)
JP Morgan Chase Bank NA	7/3/2023	558,800	JPY	3,865	USD	1		—
JP Morgan Chase Bank NA	7/3/2023	13,370	SGD	9,879	USD	0	^	—

						$44		$(6)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$820,225,648	$—	$—	$820,225,648
Investment of Cash Collateral for Securities Loaned	—	7,238,067	—	7,238,067

Total Investments in Securities	$820,225,648	$7,238,067	$—	$827,463,715

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$44	$—	$44
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6)	$—	$(6)

Total - Net	$820,225,648	$7,238,105	$—	$827,463,753

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 13.8%
Abacus Property Group	2,814,559	$5,039,745
Accent Group Ltd.	948,424	1,057,458
APM Human Services International Ltd.(a)	453,367	639,782
ARB Corp. Ltd.(a)	76,455	1,455,519
AUB Group Ltd.	83,052	1,625,337
Austal Ltd.	407,072	642,193
Australian Clinical Labs Ltd.(a)	1,169,899	2,678,877
Baby Bunting Group Ltd.(a)	358,594	328,210
Bapcor Ltd.	378,415	1,496,238
Bega Cheese Ltd.	318,938	605,058
Blackmores Ltd.	9,934	623,168
Bravura Solutions Ltd.(a)	892,157	279,116
Breville Group Ltd.(a)	81,266	1,078,649
BWP Trust	1,420,785	3,433,056
Cedar Woods Properties Ltd.	284,624	952,984
Centuria Capital Group(a)	1,688,788	1,854,834
Centuria Industrial REIT(a)	1,157,094	2,387,681
Champion Iron Ltd.(a)	715,889	2,897,312
Charter Hall Long Wale REIT	2,299,630	6,138,302
Codan Ltd.(a)	368,231	1,968,257
Collins Foods Ltd.	129,996	850,608
Costa Group Holdings Ltd.	552,249	999,884
Cromwell Property Group	7,180,343	2,557,084
CSR Ltd.	1,540,998	5,323,722
Dalrymple Bay Infrastructure Ltd.	454,342	798,423
Data#3 Ltd.	168,863	809,306
DDH1 Ltd.	921,919	512,419
Deterra Royalties Ltd.	1,870,902	5,728,683
Dicker Data Ltd.(a)	265,004	1,446,479
Domain Holdings Australia Ltd.(a)	468,096	1,180,919
Eagers Automotive Ltd.	466,191	4,186,217
Elders Ltd.	278,810	1,221,181
First Resources Ltd.	3,551,200	3,647,370
G8 Education Ltd.	1,443,390	999,224
GR Engineering Services Ltd.	420,342	598,773
GrainCorp Ltd., Class A	240,697	1,254,522
Growthpoint Properties Australia Ltd.	1,719,612	3,193,601
GUD Holdings Ltd.	238,659	1,401,175
GWA Group Ltd.	536,710	625,207
Hansen Technologies Ltd.	248,017	853,528
Helia Group Ltd.	1,571,887	3,620,290
HMC Capital Ltd.	292,159	984,047
HomeCo Daily Needs REIT	4,254,665	3,327,738
HUB24 Ltd.	26,312	445,746
Infomedia Ltd.	612,656	652,503
Ingenia Communities Group	412,857	1,093,777
Inghams Group Ltd.	370,677	646,462
Insignia Financial Ltd.	1,423,504	2,672,106
Integral Diagnostics Ltd.(a)	306,616	669,445
InvoCare Ltd.	172,298	1,443,949
IPH Ltd.	232,721	1,212,951
IRESS Ltd.	291,013	1,985,556
IVE Group Ltd.	577,461	884,090
Jumbo Interactive Ltd.	74,542	707,565
Kelsian Group Ltd.(a)	250,116	1,208,715
Link Administration Holdings Ltd.	144,670	160,820
Lovisa Holdings Ltd.	173,418	2,227,909
Maas Group Holdings Ltd.(a)	236,075	416,430
McMillan Shakespeare Ltd.	292,029	3,510,667
Monadelphous Group Ltd.	158,452	1,236,150
Monash IVF Group Ltd.	1,088,878	829,909
Myer Holdings Ltd.(a)	2,485,614	976,184
MyState Ltd.	279,406	589,578
Navigator Global Investments Ltd.(a)	1,281,200	1,134,265
Netwealth Group Ltd.	132,952	1,224,833
Nick Scali Ltd.(a)	208,295	1,263,116
NRW Holdings Ltd.	1,075,914	1,811,941
Nufarm Ltd.	160,094	542,424
Omni Bridgeway Ltd.*	45,430	79,230
oOh!media Ltd.	600,750	471,869
Orora Ltd.	2,024,659	4,433,980
Pacific Current Group Ltd.(a)	106,301	524,326
Pact Group Holdings Ltd.	549,365	241,352
Perpetual Ltd.	144,366	2,486,996
Perseus Mining Ltd.	1,036,885	1,138,834
Pinnacle Investment Management Group Ltd.(a)	285,220	1,894,770
PSC Insurance Group Ltd.	275,180	1,007,455
PWR Holdings Ltd.	74,547	430,225
Region RE Ltd.	2,972,661	4,491,767
Reliance Worldwide Corp. Ltd.	1,032,731	2,818,493
Ridley Corp. Ltd.	505,609	673,117
Sims Ltd.	687,501	7,207,752
SmartGroup Corp. Ltd.	548,613	2,892,259
SRG Global Ltd.	1,228,733	613,430
Super Retail Group Ltd.	540,542	4,112,649
Terracom Ltd.(a)	2,841,488	794,403
Ventia Services Group Pty. Ltd.	883,314	1,781,573
Waypoint REIT Ltd.	1,991,400	3,433,240

Total Australia		154,376,987

Austria - 1.1%
AT&S Austria Technologie & Systemtechnik AG	28,766	1,033,152
Oesterreichische Post AG(a)	128,991	4,601,846
Porr AG	44,049	622,825
S IMMO AG*	51,871	690,414
Schoeller-Bleckmann Oilfield Equipment AG	7,124	412,708
Semperit AG Holding	55,185	1,258,323
UNIQA Insurance Group AG	438,723	3,518,055
Zumtobel Group AG	61,469	495,593

Total Austria		12,632,916

Belgium - 1.5%
Barco NV	50,304	1,253,498
Bekaert SA	85,210	3,858,012
bpost SA(a)	481,494	2,113,848
Econocom Group SA/NV(a)	498,738	1,444,647
Fagron	36,932	621,315
Intervest Offices & Warehouses NV(a)	52,379	790,894
Recticel SA(a)	25,789	306,680
VGP NV(a)	56,930	5,558,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Xior Student Housing NV	30,873	$917,847

Total Belgium		16,865,644

China - 0.3%
CITIC Telecom International Holdings Ltd.	6,656,822	2,548,359
CPMC Holdings Ltd.	136,009	67,513
Yanlord Land Group Ltd.*	1,455,800	822,911

Total China		3,438,783

Denmark - 2.7%
Alm Brand A/S	1,421,891	2,225,074
Cementir Holding NV	140,039	1,133,647
Chemometec A/S*	5,059	345,428
D/S Norden A/S	157,206	7,840,894
Dfds A/S	63,155	2,298,615
FLSmidth & Co. A/S	31,915	1,544,112
Per Aarsleff Holding A/S	22,928	1,127,108
Scandinavian Tobacco Group A/S, Class A(b)	169,077	2,811,818
Schouw & Co. A/S	22,504	1,777,278
Spar Nord Bank A/S	152,220	2,379,814
Sydbank A/S	138,426	6,393,089

Total Denmark		29,876,877

Finland - 2.9%
Aktia Bank Oyj	71,200	722,417
Anora Group Oyj(a)	91,034	488,645
Cargotec Oyj, Class B	49,951	2,743,902
Caverion Oyj	158,893	1,478,695
Citycon Oyj*(a)	343,695	2,182,333
Fiskars Oyj Abp(a)	88,152	1,488,771
Harvia Oyj	24,914	627,885
Kemira Oyj	227,885	3,627,404
Konecranes Oyj	129,772	5,217,271
Lassila & Tikanoja Oyj(a)	74,336	808,573
Marimekko Oyj(a)	42,897	425,418
Musti Group Oyj*	27,063	528,216
Outokumpu Oyj	496,085	2,653,104
Puuilo Oyj	143,593	1,134,218
Raisio Oyj, Class V	231,190	515,807
Sanoma Oyj	149,330	1,081,783
Terveystalo Oyj(a)(b)	203,738	1,836,018
Tokmanni Group Corp.	132,182	1,724,759
Uponor Oyj	104,555	3,266,952

Total Finland		32,552,171

France - 2.9%
Beneteau SA	72,134	1,218,248
Cie Plastic Omnium SA	83,293	1,462,142
Coface SA	486,129	6,693,230
Derichebourg SA	333,021	1,849,329
Etablissements Maurel Et Prom SA	274,770	1,170,918
Fnac Darty SA(a)	48,261	1,805,990
IPSOS	47,368	2,633,020
Jacquet Metals SACA(a)	36,241	751,240
Lectra(a)	21,835	650,340
LISI(a)	24,047	689,988
Maisons du Monde SA*(a)(b)	79,271	797,389
Mersen SA	19,008	860,616
Metropole Television SA	273,918	3,879,003
Quadient SA	39,087	804,265
Television Francaise 1(a)	439,029	3,015,184
Trigano SA	10,566	1,513,562
Vicat SA	89,426	2,839,107

Total France		32,633,571

Georgia - 0.5%
Bank of Georgia Group PLC	137,191	5,101,723

Germany - 3.5%
7C Solarparken AG	103,954	422,467
alstria office REIT AG	57,778	315,809
AURELIUS Equity Opportunities SE & Co. KGaA*	60,114	1,170,681
BayWa AG	20,737	854,059
Bilfinger SE	44,766	1,739,671
CompuGroup Medical SE & Co. KGaA	24,959	1,227,541
CropEnergies AG	79,006	863,680
Dermapharm Holding SE	86,288	4,264,553
Deutz AG	157,365	924,525
Duerr AG	38,403	1,241,847
Energiekontor AG	6,462	494,208
Gerresheimer AG	18,991	2,136,148
Hamborner REIT AG	159,287	1,110,468
Hamburger Hafen und Logistik AG	125,081	1,550,224
Hornbach Holding AG & Co. KGaA	17,191	1,355,077
Indus Holding AG	38,129	1,073,248
Instone Real Estate Group SE(b)	100,439	601,589
Jenoptik AG	23,075	791,497
JOST Werke SE(b)	12,235	662,080
Kloeckner & Co. SE	370,925	3,609,739
Mutares SE & Co. KGaA*	39,681	1,086,629
SAF-Holland SE	70,855	989,476
Salzgitter AG	61,776	2,233,558
Siltronic AG	43,884	3,351,422
Varta AG*(a)	107,907	2,207,962
Wacker Neuson SE	77,107	1,867,548
Wuestenrot & Wuerttembergische AG	41,692	713,220

Total Germany		38,858,926

Hong Kong - 1.0%
Dah Sing Banking Group Ltd.	1,101,200	819,232
Dah Sing Financial Holdings Ltd.	333,829	834,083
Fortune Real Estate Investment Trust	4,255,000	3,062,323
Hutchison Port Holdings Trust	17,972,600	3,468,712
Nissin Foods Co. Ltd.(a)	1,117,000	954,993
Singamas Container Holdings Ltd.(a)	12,626,000	1,031,141
Tam Jai International Co. Ltd.	3,609,000	828,956

Total Hong Kong		10,999,440

Indonesia - 0.3%
Bumitama Agri Ltd.	1,719,000	698,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Nickel Industries Ltd.	4,856,260	$2,860,824

Total Indonesia		3,559,424

Ireland - 0.3%
Cairn Homes PLC	1,257,863	1,591,901
Kenmare Resources PLC	201,967	1,147,766
Origin Enterprises PLC	192,732	701,253

Total Ireland		3,440,920

Israel - 2.7%
Altshuler Shaham Penn Ltd.	722,432	1,280,188
Ashtrom Group Ltd.	1	8
AudioCodes Ltd.	27,915	255,082
Automatic Bank Services Ltd.	122,604	532,580
Azorim-Investment Development & Construction Co. Ltd.*	125,045	379,083
Carasso Motors Ltd.	99,015	442,652
Delek Automotive Systems Ltd.	196,319	1,500,319
Delta Galil Ltd.	19,048	744,273
Electra Consumer Products 1970 Ltd.	16,366	404,856
Electra Real Estate Ltd.	83,539	948,409
FIBI Holdings Ltd.	57,813	2,329,065
G City Ltd.	475,746	1,558,919
Gav-Yam Lands Corp. Ltd.	200,852	1,413,181
Harel Insurance Investments & Financial Services Ltd.	365,533	2,840,774
Israel Canada T.R Ltd.	257,518	593,319
Israel Land Development Co. Ltd.	40,700	318,059
Magic Software Enterprises Ltd.	55,597	726,771
Matrix IT Ltd.	102,112	2,078,314
Max Stock Ltd.	490,157	1,006,348
Maytronics Ltd.	107,400	1,465,598
Mediterranean Towers Ltd.	269,856	587,568
Mega Or Holdings Ltd.	41,939	867,158
Mehadrin Ltd.*	1	30
Migdal Insurance & Financial Holdings Ltd.	404,943	490,499
Oil Refineries Ltd.	4,979,971	1,419,801
One Software Technologies Ltd.	59,834	804,569
Paz Oil Co. Ltd.*	1	61
Plus500 Ltd.	226,145	4,212,016
Shufersal Ltd.*	179,143	934,105
Tamar Petroleum Ltd.(b)	115,150	364,910

Total Israel		30,498,515

Italy - 4.3%
Alerion Cleanpower SpA	30,473	950,837
Anima Holding SpA(a)(b)	859,786	3,196,795
Ariston Holding NV	44,713	472,209
Arnoldo Mondadori Editore SpA	358,049	783,216
Azimut Holding SpA(a)	320,766	6,913,377
Banca Popolare di Sondrio SpA	673,885	2,805,557
Cairo Communication SpA(a)	454,548	819,247
Carel Industries SpA(b)	20,554	618,914
Credito Emiliano SpA	285,063	2,217,457
Danieli & C. Officine Meccaniche SpA(a)	26,915	644,546
El.En. SpA(a)	33,082	396,656
Enav SpA(b)	374,331	1,595,192
Esprinet SpA(a)	114,527	694,716
Immobiliare Grande Distribuzione SIIQ SpA(a)	358,054	945,342
Iren SpA	2,600,247	4,825,516
Maire Tecnimont SpA(a)	567,275	2,190,896
MARR SpA	96,670	1,482,866
OVS SpA(b)	193,997	537,593
Piaggio & C. SpA	780,758	3,236,868
RAI Way SpA(b)	498,731	2,998,077
Salcef Group SpA(a)	51,647	1,295,979
Sanlorenzo SpA	20,609	885,886
SOL SpA	54,871	1,583,410
Technogym SpA(b)	149,405	1,382,248
Unieuro SpA(a)(b)	68,184	736,449
Webuild SpA(a)	1,153,620	2,173,602
Zignago Vetro SpA(a)	85,208	1,452,066

Total Italy		47,835,517

Japan - 28.2%
77 Bank Ltd.	91,400	1,618,874
ADEKA Corp.	66,201	1,252,934
Aeon Delight Co. Ltd.	28,800	611,727
Ai Holdings Corp.(a)	46,200	738,382
Aica Kogyo Co. Ltd.	45,000	982,911
Aichi Corp.	131,300	793,060
AIT Corp.	25,100	323,529
Alinco, Inc.(a)	70,800	490,337
Alleanza Holdings Co. Ltd.(a)	24,800	170,212
Alps Alpine Co. Ltd.	111,500	969,699
Amano Corp.	50,900	1,066,352
Anritsu Corp.	69,000	585,523
Arcs Co. Ltd.	59,400	1,010,172
Ariake Japan Co. Ltd.(a)	15,400	565,027
As One Corp.	15,500	609,340
Asahi Holdings, Inc.	83,000	1,114,630
Asanuma Corp.	39,300	886,415
ASKUL Corp.	42,000	581,174
Autobacs Seven Co. Ltd.	96,203	1,018,373
Bando Chemical Industries Ltd.	93,400	930,543
Bank of Nagoya Ltd.	30,900	707,642
Baroque Japan Ltd.	35,800	214,748
Bell System24 Holdings, Inc.*	83,800	787,355
Benesse Holdings, Inc.	46,800	595,787
BML, Inc.	26,400	528,785
Bunka Shutter Co. Ltd.(a)	62,600	479,456
C Uyemura & Co. Ltd.	14,300	811,291
Canon Electronics, Inc.(a)	12,600	175,834
Central Glass Co. Ltd.	25,600	545,529
Chori Co. Ltd.	42,300	865,111
Citizen Watch Co. Ltd.	281,700	1,687,842
CKD Corp.	62,700	1,019,442
Cybernet Systems Co. Ltd.(a)	38,600	224,066
Daicel Corp.	213,600	1,900,506
Daido Metal Co. Ltd.	92,100	312,873
Daido Steel Co. Ltd.	41,691	1,724,061
Daihen Corp.	19,900	762,763
Daiho Corp.	27,000	722,939
Daiichikosho Co. Ltd.	72,000	1,261,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Daiken Corp.	41,100	$651,185
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	100	1,448
Daio Paper Corp.(a)	100,200	783,728
Daiseki Co. Ltd.	14,100	395,582
Daishi Hokuetsu Financial Group, Inc.	50,540	1,085,735
Daiwabo Holdings Co. Ltd.	68,000	1,305,801
DCM Holdings Co. Ltd.	79,700	672,737
Denka Co. Ltd.	63,600	1,193,586
Dexerials Corp.(a)	32,300	700,595
DIC Corp.(a)	63,100	1,139,891
Dip Corp.	18,700	462,535
DMG Mori Co. Ltd.(a)	90,800	1,563,015
DTS Corp.	38,600	904,009
Eagle Industry Co. Ltd.	69,900	844,400
Earth Corp.	22,900	801,702
EDION Corp.(a)	108,400	1,091,237
Eiken Chemical Co. Ltd.	52,200	555,823
Elecom Co. Ltd.	64,300	646,848
Elematec Corp.	77,100	971,385
en Japan, Inc.	25,800	442,332
ES-Con Japan Ltd.	136,900	780,473
Exedy Corp.	94,300	1,577,593
EXEO Group, Inc.	78,200	1,563,080
Ezaki Glico Co. Ltd.(a)	27,400	714,313
Feed One Co. Ltd.	30,800	153,643
Financial Partners Group Co. Ltd.	101,000	886,069
Food & Life Cos. Ltd.	25,900	501,926
France Bed Holdings Co. Ltd.	107,400	858,249
Fudo Tetra Corp.	29,900	378,780
Fuji Corp. Ltd.(a)	137,700	644,032
Fuji Oil Holdings, Inc.	37,700	518,934
Fuji Pharma Co. Ltd.	96,600	777,291
Fuji Soft, Inc.	27,600	884,132
Fujikura Ltd.	85,900	714,669
Fujimi, Inc.	70,923	1,734,617
Fujitec Co. Ltd.(a)	43,100	1,094,684
Fukuyama Transporting Co. Ltd.	25,300	700,176
Funai Soken Holdings, Inc.(a)	42,400	745,707
Furukawa Electric Co. Ltd.(a)	38,500	675,784
Furyu Corp.	34,400	313,214
Futaba Industrial Co. Ltd.	38,800	141,472
Future Corp.(a)	51,600	609,411
Gecoss Corp.	114,600	692,984
Glory Ltd.	36,677	731,713
Goldcrest Co. Ltd.(a)	63,100	783,211
GS Yuasa Corp.	34,600	672,442
Gunma Bank Ltd.	348,700	1,274,799
H.U. Group Holdings, Inc.	63,900	1,216,459
Hachijuni Bank Ltd.	389,000	1,680,504
Hakudo Co. Ltd.(a)	21,700	351,320
Hakuto Co. Ltd.(a)	38,700	1,483,364
Hanwa Co. Ltd.	23,600	738,852
Hazama Ando Corp.(a)	153,300	1,140,191
Heiwa Corp.	74,119	1,283,564
Heiwa Real Estate Co. Ltd.	27,200	714,180
Hirogin Holdings, Inc.	286,000	1,614,668
Hochiki Corp.	70,700	873,631
Hogy Medical Co. Ltd.(a)	16,200	355,865
Hokkaido Gas Co. Ltd.	56,200	914,536
Hokuhoku Financial Group, Inc.	109,500	870,863
Horiba Ltd.(a)	29,500	1,679,970
Hyakujushi Bank Ltd.	70,500	902,864
I-PEX, Inc.(a)	27,900	258,857
Ichibanya Co. Ltd.(a)	23,000	867,264
Ichigo, Inc.	225,600	429,239
Idec Corp.	31,800	724,952
Iino Kaiun Kaisha Ltd.	156,000	914,187
Inaba Denki Sangyo Co. Ltd.	67,500	1,529,474
Inabata & Co. Ltd.	53,000	1,182,586
Information Services International-Dentsu Ltd.(a)	31,700	1,105,393
INFRONEER Holdings, Inc.	175,888	1,648,931
Inui Global Logistics Co. Ltd.(a)	66,900	604,500
Itochu Enex Co. Ltd.	155,701	1,364,882
Itoham Yonekyu Holdings, Inc.	219,200	1,098,010
Izumi Co. Ltd.	41,000	971,848
JAC Recruitment Co. Ltd.	55,800	1,001,840
Japan Aviation Electronics Industry Ltd.(a)	56,200	1,166,500
Japan Lifeline Co. Ltd.	72,800	518,795
Japan Steel Works Ltd.(a)	29,500	627,820
Japan Transcity Corp.	56,900	244,079
Jeol Ltd.	12,200	429,978
Joyful Honda Co. Ltd.(a)	78,600	921,763
Juki Corp.	57,500	231,138
Juroku Financial Group, Inc.	51,300	1,102,062
K’s Holdings Corp.	207,300	1,800,707
Kaga Electronics Co. Ltd.	31,100	1,370,651
Kaken Pharmaceutical Co. Ltd.	24,000	598,111
Kanamoto Co. Ltd.	48,900	741,611
Kandenko Co. Ltd.	111,900	895,757
Kaneka Corp.	35,000	973,709
Kanematsu Corp.	96,600	1,341,379
Katitas Co. Ltd.	25,900	444,046
Kato Sangyo Co. Ltd.	37,500	1,023,541
KH Neochem Co. Ltd.(a)	39,100	633,023
Ki-Star Real Estate Co. Ltd.	17,200	587,871
Kitz Corp.(a)	126,000	945,861
Koatsu Gas Kogyo Co. Ltd.	100	518
Kobe Steel Ltd.	467,500	4,271,171
Kojima Co. Ltd.	100	411
Kokuyo Co. Ltd.(a)	88,800	1,213,716
KOMEDA Holdings Co. Ltd.	50,400	945,687
Komeri Co. Ltd.	36,000	730,785
Kumagai Gumi Co. Ltd.	33,200	707,483
Kumiai Chemical Industry Co. Ltd.	77,800	602,871
Kurabo Industries Ltd.	51,295	805,261
Kureha Corp.(a)	11,200	636,192
KYB Corp.	36,000	1,255,336
Kyorin Pharmaceutical Co. Ltd.	44,790	542,618
Kyudenko Corp.	43,600	1,164,396
Kyushu Financial Group, Inc.(a)	297,800	1,249,839
LEC, Inc.	100	599
Life Corp.	33,200	700,592
Lintec Corp.	82,730	1,299,892
Mabuchi Motor Co. Ltd.(a)	33,200	920,646
Macnica Holdings, Inc.	65,600	2,695,984
Makino Milling Machine Co. Ltd.	12,400	478,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Mani, Inc.	28,300	$332,371
Maruha Nichiro Corp.	50,200	840,863
Maruichi Steel Tube Ltd.	70,300	1,602,646
Matsui Securities Co. Ltd.(a)	187,840	1,031,895
Max Co. Ltd.	49,300	900,147
MCJ Co. Ltd.	90,900	629,542
Megmilk Snow Brand Co. Ltd.	74,400	1,004,800
Meitec Corp.	74,300	1,271,790
MIRAIT ONE Corp.	73,800	924,447
Mitsubishi Logistics Corp.	58,300	1,431,534
Mitsubishi Materials Corp.	68,100	1,217,258
Mitsubishi Shokuhin Co. Ltd.	37,100	951,019
Mitsuboshi Belting Ltd.(a)	56,000	1,706,715
Mitsui High-Tec, Inc.(a)	8,000	540,769
Mitsui Matsushima Holdings Co. Ltd., Class C(a)	19,100	343,585
Mitsui Mining & Smelting Co. Ltd.	57,164	1,308,719
Mitsui-Soko Holdings Co. Ltd.	38,300	926,132
MIXI, Inc.	85,100	1,574,999
Mochida Pharmaceutical Co. Ltd.	28,600	651,012
Monex Group, Inc.	174,900	667,968
Morinaga & Co. Ltd.	36,500	1,137,666
Morinaga Milk Industry Co. Ltd.	20,000	652,852
Musashi Seimitsu Industry Co. Ltd.	51,900	633,063
Nachi-Fujikoshi Corp.(a)	31,400	886,374
Nagase & Co. Ltd.	73,800	1,220,086
Nakanishi, Inc.	35,300	776,656
NEC Networks & System Integration Corp.	71,400	980,092
NET One Systems Co. Ltd.	34,200	745,119
Neturen Co. Ltd.	84,200	566,246
NHK Spring Co. Ltd.	230,000	1,668,489
Nichias Corp.	66,400	1,373,619
Nichicon Corp.	56,600	597,974
Nichiha Corp.	36,700	780,797
Nihon Kohden Corp.	26,600	707,076
Nihon Nohyaku Co. Ltd.(a)	28,100	138,813
Nihon Parkerizing Co. Ltd.	157,700	1,166,370
Nikkon Holdings Co. Ltd.(a)	53,800	1,067,364
Nippn Corp.	86,000	1,096,606
Nippon Air Conditioning Services Co. Ltd.	56,900	296,045
Nippon Carbon Co. Ltd.(a)	30,200	907,870
Nippon Denko Co. Ltd.(a)	231,900	450,852
Nippon Electric Glass Co. Ltd.(a)	122,500	2,144,714
Nippon Gas Co. Ltd.	80,100	1,120,297
Nippon Kanzai Holdings Co. Ltd.	43,900	787,579
Nippon Kayaku Co. Ltd.	174,499	1,482,581
Nippon Koei Co. Ltd.*(a)	25,700	665,015
Nippon Light Metal Holdings Co. Ltd.	64,700	648,186
Nippon Pillar Packing Co. Ltd.	38,500	1,238,627
Nippon Shokubai Co. Ltd.	36,700	1,363,538
Nippon Soda Co. Ltd.	35,700	1,276,985
Nipro Corp.	73,800	520,560
Nishi-Nippon Financial Holdings, Inc.	171,500	1,512,869
Nishi-Nippon Railroad Co. Ltd.(a)	42,800	723,870
Nishimatsu Construction Co. Ltd.(a)	62,600	1,515,896
Nishio Holdings Co. Ltd.	38,000	891,272
Nisshinbo Holdings, Inc.(a)	142,792	1,175,649
Nissui Corp.	223,800	1,000,430
Nitta Corp.	52,500	1,107,863
Nitto Kogyo Corp.	33,100	814,132
Noevir Holdings Co. Ltd.	38,500	1,457,052
NOK Corp.	145,300	2,110,612
Noritake Co. Ltd.	23,100	872,633
North Pacific Bank Ltd.	403,800	793,436
NS United Kaiun Kaisha Ltd.(a)	34,600	819,905
NSD Co. Ltd.	73,400	1,465,105
Ogaki Kyoritsu Bank Ltd.	67,500	860,241
Ohsho Food Service Corp.	19,100	885,391
Okamura Corp.	86,800	1,144,041
Okasan Securities Group, Inc.(a)	308,500	1,018,124
Okinawa Cellular Telephone Co.	57,800	1,199,709
OKUMA Corp.	20,700	1,100,630
Okumura Corp.	34,700	977,127
Onward Holdings Co. Ltd.	237,700	654,545
Open Up Group, Inc.(a)	57,500	834,244
Organo Corp.(a)	26,900	788,193
Osaka Soda Co. Ltd.(a)	19,400	728,834
OSG Corp.	68,300	972,744
PAL GROUP Holdings Co. Ltd.	48,600	1,306,334
PALTAC Corp.	22,000	726,205
Paramount Bed Holdings Co. Ltd.	41,900	693,139
Penta-Ocean Construction Co. Ltd.	167,500	894,778
PHC Holdings Corp.(a)	103,600	1,104,560
Pigeon Corp.(a)	77,400	1,062,720
Pilot Corp.(a)	17,700	557,813
Piolax, Inc.(a)	34,400	515,994
Press Kogyo Co. Ltd.	248,400	1,053,511
Prima Meat Packers Ltd.	60,600	909,828
Raito Kogyo Co. Ltd.	52,300	717,187
Raiznext Corp.	87,100	891,278
Rengo Co. Ltd.	141,200	865,459
Resorttrust, Inc.	58,300	860,574
Riken Corp.	6,800	147,023
Roland Corp.(a)	21,900	625,779
Round One Corp.(a)	98,500	387,771
Ryosan Co. Ltd.(a)	40,200	1,212,661
S Foods, Inc.	31,800	690,850
Sakai Chemical Industry Co. Ltd.	11,000	142,242
Sakai Moving Service Co. Ltd.(a)	16,500	570,225
Sakata Seed Corp.	17,500	504,290
SAMTY Co. Ltd.(a)	51,300	794,336
San-Ai Obbli Co. Ltd.	54,500	572,394
San-In Godo Bank Ltd.	271,600	1,514,579
Sangetsu Corp.	131,200	2,253,915
Sanki Engineering Co. Ltd.	100,000	1,046,805
Sankyu, Inc.	31,300	1,028,211
Sanyo Chemical Industries Ltd.	22,800	668,848
Sanyo Special Steel Co. Ltd.	60,300	1,183,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Sapporo Holdings Ltd.	30,900	$792,088
Sawai Group Holdings Co. Ltd.	17,700	443,924
Scroll Corp.	115,500	772,744
Seika Corp.	24,900	339,213
Seiko Group Corp.(a)	23,100	415,220
Seino Holdings Co. Ltd.(a)	92,300	1,305,936
Senko Group Holdings Co. Ltd.	141,600	1,013,983
Senshu Ikeda Holdings, Inc.(a)	582,600	939,190
Seria Co. Ltd.	51,100	811,745
Shiga Bank Ltd.	59,100	1,104,023
Shin-Etsu Polymer Co. Ltd.	75,000	788,736
Shinsho Corp.	18,700	749,113
Ship Healthcare Holdings, Inc.	30,200	497,291
Shoei Co. Ltd.	34,600	636,294
Sinfonia Technology Co. Ltd.	46,300	549,699
SKY Perfect JSAT Holdings, Inc.	293,000	1,157,526
Sotetsu Holdings, Inc.	49,300	864,843
ST Corp.	100	1,043
Star Micronics Co. Ltd.(a)	54,000	671,007
Starts Corp., Inc.(a)	52,100	1,060,852
Sumitomo Bakelite Co. Ltd.	26,800	1,106,414
Sumitomo Mitsui Construction Co. Ltd.(a)	204,900	524,530
Sumitomo Osaka Cement Co. Ltd.	24,400	642,012
Sun Frontier Fudousan Co. Ltd.	98,100	968,545
Suncall Corp.(a)	68,900	250,745
Systena Corp.	191,100	386,074
T Hasegawa Co. Ltd.	26,900	638,371
T-Gaia Corp.	59,800	716,599
Tachibana Eletech Co. Ltd.	10,800	221,552
Taiheiyo Cement Corp.	68,200	1,339,841
Taikisha Ltd.	26,100	740,374
Taiyo Holdings Co. Ltd.	39,700	731,731
Takaoka Toko Co. Ltd.(a)	18,800	278,875
Takara Bio, Inc.	50,900	580,366
Takara Holdings, Inc.	164,900	1,333,142
Takara Standard Co. Ltd.(a)	87,600	1,113,372
Takasago Thermal Engineering Co. Ltd.	47,900	798,692
Takeuchi Manufacturing Co. Ltd.	42,700	1,308,756
Takuma Co. Ltd.	64,000	653,572
Tama Home Co. Ltd.(a)	33,300	761,452
Tayca Corp.	14,500	137,842
Teijin Ltd.	105,000	1,047,203
Teikoku Electric Manufacturing Co. Ltd.	46,000	864,400
TKC Corp.(a)	36,400	978,407
Toagosei Co. Ltd.(a)	133,200	1,186,990
Tocalo Co. Ltd.	94,900	986,852
Toda Corp.	205,100	1,146,579
Toho Bank Ltd.	270,600	423,120
Tokai Carbon Co. Ltd.(a)	119,000	1,085,149
TOKAI Holdings Corp.	153,800	958,756
Tokai Rika Co. Ltd.	64,322	946,573
Tokai Tokyo Financial Holdings, Inc.(a)	282,600	746,900
Token Corp.	11,200	575,750
Tokuyama Corp.	45,100	739,055
Tokyo Kiraboshi Financial Group, Inc.	42,700	920,265
Tokyo Ohka Kogyo Co. Ltd.(a)	25,400	1,541,380
Tokyo Seimitsu Co. Ltd.	63,200	3,467,506
Tokyo Steel Manufacturing Co. Ltd.	94,800	890,707
Tokyotokeiba Co. Ltd.(a)	20,700	561,414
Tokyu Construction Co. Ltd.	62,000	318,719
Tomoku Co. Ltd.	48,600	696,375
Tomy Co. Ltd.	75,400	944,228
Topcon Corp.	67,800	988,843
Totech Corp.	23,000	762,238
Totetsu Kogyo Co. Ltd.	36,200	670,477
Towa Pharmaceutical Co. Ltd.(a)	32,800	401,901
Toyo Ink SC Holdings Co. Ltd.(a)	34,000	511,641
Toyo Tanso Co. Ltd.	24,700	874,971
Toyo Tire Corp.(a)	132,100	1,740,647
Toyobo Co. Ltd.	82,900	590,484
Transcosmos, Inc.	63,200	1,558,847
TS Tech Co. Ltd.	96,700	1,213,642
Tsubakimoto Chain Co.	45,100	1,143,609
Tsumura & Co.	44,301	816,075
UACJ Corp.	38,300	720,502
UBE Corp.	76,700	1,311,014
Ulvac, Inc.(a)	24,600	1,036,864
Valor Holdings Co. Ltd.	60,800	839,215
Valqua Ltd.(a)	42,300	1,148,701
VT Holdings Co. Ltd.	199,800	756,153
Wacoal Holdings Corp.	47,200	943,935
Wacom Co. Ltd.	118,200	480,863
Xebio Holdings Co. Ltd.	85,000	639,257
YAMABIKO Corp.(a)	59,500	640,962
Yamagata Bank Ltd.(a)	35,500	256,177
Yamaguchi Financial Group, Inc.	222,800	1,489,701
Yamaichi Electronics Co. Ltd.	49,400	808,665
Yamazen Corp.	105,000	802,747
Yaoko Co. Ltd.(a)	14,800	739,309
Yellow Hat Ltd.	73,100	936,162
Yokogawa Bridge Holdings Corp.	56,700	990,539
Yokorei Co. Ltd.(a)	40,600	328,654
Yuasa Trading Co. Ltd.	27,700	840,381
Yurtec Corp.	72,300	430,694

Total Japan		315,798,743

Malaysia - 0.1%
Frencken Group Ltd.(a)	861,700	573,045

Netherlands - 0.9%
AMG Critical Materials NV	23,314	1,207,936
Brunel International NV	63,359	825,349
Corbion NV	31,705	756,141
ForFarmers NV(a)	195,708	587,173
Heijmans NV, CVA	102,958	1,217,627
Ordina NV	186,477	1,153,541
RHI Magnesita NV	115,419	3,891,493
Sligro Food Group NV	38,054	654,307

Total Netherlands		10,293,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Norway - 3.3%
ABG Sundal Collier Holding ASA	1,389,205	$675,570
AF Gruppen ASA	33,306	413,467
Aker Solutions ASA	104,577	379,710
AMSC ASA*	138,633	516,952
Atea ASA*	149,395	2,175,341
Austevoll Seafood ASA	356,309	2,466,065
Belships ASA	1,150,300	1,812,384
Bonheur ASA	16,497	400,355
Borregaard ASA	49,697	736,626
Bouvet ASA	109,493	663,281
DNO ASA(a)	1,550,065	1,367,975
Elopak ASA	191,654	417,707
Entra ASA(a)(b)	238,229	2,163,585
Europris ASA(b)	307,120	2,052,521
Grieg Seafood ASA(a)	143,904	901,285
Kid ASA(a)(b)	89,817	632,116
MPC Container Ships ASA	2,447,547	4,182,982
OKEA ASA	220,618	632,599
Pareto Bank ASA	99,694	464,805
Protector Forsikring ASA	138,141	2,130,096
Rana Gruber ASA	223,348	1,165,361
Selvaag Bolig ASA	132,942	400,803
SpareBank 1 Nord Norge	258,643	2,344,156
SpareBank 1 Oestlandet	74,619	905,439
SpareBank 1 SMN	209,535	2,757,670
Sparebanken Vest	124,747	1,199,317
TGS ASA	121,540	1,811,719
Veidekke ASA	132,657	1,423,950

Total Norway		37,193,837

Portugal - 1.6%
Altri SGPS SA(a)	269,018	1,221,542
Banco Comercial Portugues SA, Class R*	3,001,651	719,147
Corticeira Amorim SGPS SA(a)	113,360	1,195,945
CTT - Correios de Portugal SA	203,263	772,834
Greenvolt-Energias Renovaveis SA*	2	11
Mota-Engil SGPS SA	405,303	992,707
NOS SGPS SA	1,420,854	5,047,295
REN - Redes Energeticas Nacionais SGPS SA	1,663,436	4,527,949
Sonae SGPS SA	3,460,298	3,401,443

Total Portugal		17,878,873

Singapore - 3.4%
AEM Holdings Ltd.(a)	556,000	1,524,188
Aztech Global Ltd.(a)	1,127,000	599,579
Bukit Sembawang Estates Ltd.(a)	510,600	1,524,235
Capitaland India Trust	2,462,300	2,074,129
Geo Energy Resources Ltd.(a)	6,570,300	1,092,339
Hour Glass Ltd.	1,341,200	1,982,045
Japfa Ltd.(a)	1,364,400	216,755
Jiutian Chemical Group Ltd.	14,125,800	574,071
Kenon Holdings Ltd.	140,939	3,285,203
Keppel DC REIT	3,286,600	5,245,543
Keppel Infrastructure Trust(a)	10,634,941	4,007,699
Parkway Life Real Estate Investment Trust	925,700	2,667,625
Propnex Ltd.	2,733,400	2,039,926
Raffles Medical Group Ltd.	1,274,700	1,280,964
Samudera Shipping Line Ltd.(a)	2,454,000	1,568,486
Sheng Siong Group Ltd.	2,498,000	3,027,096
Silverlake Axis Ltd.	2,594,900	584,804
Singapore Post Ltd.	2,423,300	805,767
StarHub Ltd.	1,481,900	1,138,786
UMS Holdings Ltd.(a)	1,935,498	1,515,962
Wing Tai Holdings Ltd.	1,244,800	1,352,094

Total Singapore		38,107,296

Spain - 2.0%
Almirall SA(a)	93,002	768,599
Applus Services SA	105,614	1,136,694
Atresmedia Corp. de Medios de Comunicacion SA	732,112	2,789,180
Construcciones y Auxiliar de Ferrocarriles SA	35,120	1,178,215
Ence Energia y Celulosa SA(a)	556,465	1,752,101
Faes Farma SA	776,510	2,694,009
Gestamp Automocion SA(b)	370,330	1,741,370
Indra Sistemas SA(a)	94,057	1,188,296
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	1,588,024	1,429,341
Neinor Homes SA*(b)	148,591	1,496,301
Pharma Mar SA	5,509	183,074
Prosegur Cash SA(a)(b)	1,584,344	1,026,741
Prosegur Cia de Seguridad SA	1,144,680	2,033,122
Sacyr SA(a)	873,689	2,981,594

Total Spain		22,398,637

Sweden - 6.0%
AcadeMedia AB(b)	160,469	748,022
AddLife AB, Class B	60,835	685,438
AFRY AB	119,898	1,767,173
Akelius Residential Property AB, Class D	456,931	899,315
Atrium Ljungberg AB, Class B(a)	144,613	2,498,291
Beijer Alma AB	50,781	1,060,161
Betsson AB, Class B*	173,616	1,845,252
Bilia AB, Class A	191,060	1,988,200
Bravida Holding AB(b)	185,770	1,781,801
Catena AB	30,771	1,124,716
Clas Ohlson AB, Class B	161,351	1,208,493
Cloetta AB, Class B	497,662	903,516
Coor Service Management Holding AB(b)	181,652	889,651
Corem Property Group AB, Class B(a)	1,870,273	877,018
Dios Fastigheter AB	214,173	1,365,188
Dometic Group AB(a)(b)	395,046	2,596,749
Electrolux Professional AB, Class B	117,994	639,057
Elekta AB, Class B(a)	438,447	3,382,942
Granges AB	107,409	1,023,246
HMS Networks AB	20,460	1,000,146
Instalco AB	148,229	738,997
Inwido AB	114,747	1,042,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
JM AB	173,045	$2,302,183
KNOW IT AB	38,328	618,852
Lagercrantz Group AB, Class B	111,527	1,435,221
Lindab International AB	81,615	1,159,096
Loomis AB	67,848	1,976,149
MEKO AB	60,087	619,712
MIPS AB(a)	15,467	764,952
Munters Group AB(b)	68,671	777,542
Mycronic AB	60,646	1,499,123
NCC AB, Class B	190,075	1,658,557
New Wave Group AB, Class B(a)	85,180	747,917
Nolato AB, Class B	273,101	1,281,903
Nordic Paper Holding AB	209,160	602,231
Nordic Waterproofing Holding AB	36,895	470,696
Peab AB, Class B	663,706	2,632,384
Platzer Fastigheter Holding AB, Class B	124,433	920,463
Ratos AB, Class B	259,734	726,687
Resurs Holding AB(a)(b)	656,602	1,218,215
Sagax AB, Class D	386,298	933,441
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	729,969	299,927
Sectra AB, Class B*(a)	43,658	731,183
Skandinaviska Enskilda Banken AB, Class C(a)	13,469	157,119
SkiStar AB(a)	46,426	496,011
SSAB AB, Class A	1,228,230	8,712,561
Svenska Handelsbanken AB, Class B(a)	23,401	233,115
Synsam AB	121,522	500,093
Troax Group AB	38,262	753,812
Wihlborgs Fastigheter AB	381,482	2,754,816

Total Sweden		67,050,024

Switzerland - 1.5%
Arbonia AG	55,097	623,240
Comet Holding AG, Registered Shares	5,816	1,484,798
Huber + Suhner AG, Registered Shares	20,973	1,730,070
Landis & Gyr Group AG*	32,035	2,750,001
Medmix AG(b)	38,461	1,016,713
Mobilezone Holding AG, Registered Shares	107,688	1,651,461
Sulzer AG, Registered Shares	52,422	4,505,954
Swissquote Group Holding SA, Registered Shares	9,437	1,958,812
u-blox Holding AG*	3,804	417,115
Zehnder Group AG	9,093	735,856

Total Switzerland		16,874,020

United Kingdom - 14.2%
AG Barr PLC	104,951	627,119
AJ Bell PLC	278,668	1,137,254
Alliance Pharma PLC(a)	504,074	319,466
Ashmore Group PLC	1,705,496	4,510,030
Assura PLC	6,904,694	3,985,343
Bloomsbury Publishing PLC	142,915	792,191
Bodycote PLC	227,100	1,850,719
Bridgepoint Group PLC(a)(b)(c)	680,015	1,751,553
Bytes Technology Group PLC	165,054	1,106,914
Central Asia Metals PLC	680,910	1,559,947
Chemring Group PLC	228,771	823,100
Chesnara PLC	296,036	1,018,069
Clarkson PLC	30,747	1,157,071
Close Brothers Group PLC	273,186	3,061,584
CLS Holdings PLC	710,192	1,220,725
CMC Markets PLC(a)(b)	432,212	845,120
Coats Group PLC	1,387,116	1,227,404
Concentric AB	27,124	516,047
Craneware PLC(a)	21,877	379,652
Cranswick PLC	58,125	2,398,705
Crest Nicholson Holdings PLC	559,135	1,339,254
Currys PLC	1,711,219	1,138,905
CVS Group PLC	8,557	215,294
DFS Furniture PLC(a)	548,496	753,117
DiscoverIE Group PLC	51,998	555,305
Diversified Energy Co. PLC	2,952,586	3,318,335
Domino’s Pizza Group PLC	561,034	1,968,628
Dunelm Group PLC	279,063	3,977,162
EMIS Group PLC	40,840	711,331
Empiric Student Property PLC	1,518,195	1,625,193
Essentra PLC	271,763	560,411
FDM Group Holdings PLC	200,083	1,427,048
Fevertree Drinks PLC	61,054	946,201
Firstgroup PLC	416,446	772,466
Fonix Mobile PLC	182,717	497,116
Forterra PLC(b)	564,151	1,159,050
FRP Advisory Group PLC	289,421	459,945
Galliford Try Holdings PLC	287,525	711,351
Gamma Communications PLC	41,059	596,128
Genuit Group PLC	325,330	1,213,941
Genus PLC	23,619	650,407
Grainger PLC	467,595	1,350,652
Great Portland Estates PLC	192,259	1,014,379
Greggs PLC	87,046	2,826,410
Halfords Group PLC	337,894	926,178
Hammerson PLC(a)	3,132,095	991,516
Headlam Group PLC	183,294	580,247
Henry Boot PLC(a)	109,391	292,056
Hill & Smith PLC	77,411	1,478,216
Hilton Food Group PLC	124,547	988,060
Hunting PLC	174,958	443,531
I3 Energy PLC(a)	2,493,746	439,421
Ibstock PLC(b)	993,287	1,766,680
Impax Asset Management Group PLC	140,885	1,019,160
IntegraFin Holdings PLC	442,030	1,331,881
Jadestone Energy PLC(a)	718,453	319,692
James Halstead PLC(a)	230,071	617,177
Kainos Group PLC	71,980	1,127,426
Keller Group PLC	117,904	1,049,281
Learning Technologies Group PLC	370,166	388,960
Liontrust Asset Management PLC	189,025	1,720,670
Londonmetric Property PLC	2,079,408	4,372,609
Lookers PLC	749,794	1,140,088
ME Group International PLC	1,004,665	2,089,633
Mears Group PLC	66,586	246,344
Mitie Group PLC	1,194,380	1,463,811
Moneysupermarket.com Group PLC	1,030,457	3,547,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

Investments	Shares	Value
Morgan Advanced Materials PLC	347,519	$1,212,792
Morgan Sindall Group PLC	81,751	1,901,996
Mortgage Advice Bureau Holdings Ltd.(a)	69,021	517,724
NCC Group PLC	278,891	342,868
Next 15 Group PLC	59,877	516,887
Ninety One PLC(a)	1,322,155	2,823,950
Oxford Instruments PLC	21,914	760,588
Pagegroup PLC	936,696	4,782,531
Pan African Resources PLC	4,387,624	698,392
PayPoint PLC	181,441	1,113,008
Pets at Home Group PLC	605,241	2,897,838
Premier Foods PLC	278,417	450,952
Primary Health Properties PLC(a)	2,083,799	2,528,699
PZ Cussons PLC(a)	420,851	866,780
Quilter PLC(b)	2,362,278	2,378,601
Redde Northgate PLC	468,620	2,234,176
Redrow PLC	758,773	4,254,180
RWS Holdings PLC	466,223	1,395,293
Safestore Holdings PLC	266,336	2,874,769
Savills PLC	168,559	1,823,673
Serica Energy PLC	627,910	1,679,610
Shaftesbury Capital PLC	553,491	809,937
Smart Metering Systems PLC	171,294	1,498,290
Speedy Hire PLC	1,778,849	816,416
Spirent Communications PLC	417,682	868,749
SThree PLC	144,172	625,946
TBC Bank Group PLC	113,177	3,554,025
Telecom Plus PLC	97,287	2,090,292
TORM PLC, Class A	82,483	1,984,470
TP ICAP Group PLC	1,169,515	2,248,138
Travis Perkins PLC	275,937	2,850,002
TT Electronics PLC	289,888	580,834
Tyman PLC	377,512	1,231,072
Vesuvius PLC	508,365	2,574,900
Victrex PLC	79,832	1,412,803
VIDENDUM PLC	69,922	615,156
Virgin Money UK PLC	1,198,746	2,279,182
Volution Group PLC	132,925	639,136
Watkin Jones PLC(a)	754,295	684,707
Wickes Group PLC	740,365	1,153,048
Wincanton PLC	210,253	672,273
Workspace Group PLC	317,230	1,906,852
XPS Pensions Group PLC	396,589	879,835

Total United Kingdom		158,447,725

TOTAL COMMON STOCKS (Cost: $1,118,159,836)		1,107,287,181

RIGHTS - 0.0%

Australia - 0.0%
Abacus Property Group, expiring 7/27/23*†	502,599	0

Singapore - 0.0%
CapitaLand India Trust Management Pte. Ltd., expiring 7/10/23*	293,013	17,321

Spain - 0.0%
Sacyr SA, expiring 7/4/23*(a)	873,689	78,257

TOTAL RIGHTS (Cost: $74,448)		95,578

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree Europe SmallCap Dividend Fund(d)	28,112	1,569,822
WisdomTree Japan SmallCap Dividend Fund(d)	19,400	1,292,234

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,641,854)		2,862,056

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

United States - 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(e) (Cost: $72,397,949)	72,397,949	72,397,949

TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $1,193,274,087)		1,182,642,764
Other Assets less Liabilities - (5.8)%		(64,313,412)

NET ASSETS - 100.0%		$1,118,329,352

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $127,304,222 and the total market value of the collateral held by the Fund was $134,517,103. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $62,119,154.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,967,678	$3,591,744	$3,706,591	$(122,779)	$(160,230)	$1,569,822	$121,303
WisdomTree Japan SmallCap Dividend Fund	1,615,590	2,920,314	3,226,821	78,717	(95,566)	1,292,234	26,515

Total	$3,583,268	$6,512,058	$6,933,412	$(44,062)	$(255,796)	$2,862,056	$147,818

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/3/2023	330,925	USD	500,000	AUD	$—	$(1,900)
Morgan Stanley & Co. International	7/3/2023	178,623	USD	1,400,000	HKD	—	(26)
Morgan Stanley & Co. International	7/3/2023	38,915	USD	420,000	NOK	—	(288)
Royal Bank of Canada	7/3/2023	87,086	USD	80,000	EUR	—	(194)
Standard Chartered Bank	7/3/2023	189,266	USD	150,000	GBP	—	(1,437)
Standard Chartered Bank	7/3/2023	100,218	USD	14,500,000	JPY	—	(103)

						$—	$(3,948)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$315,133,728	$665,015	$—		$315,798,743
Other	791,488,438	—	—		791,488,438
Rights
Australia	—	—	0	*	0
Singapore	—	17,321	—		17,321
Spain	78,257	—	—		78,257
Exchange-Traded Funds	2,862,056	—	—		2,862,056
Investment of Cash Collateral for Securities Loaned	—	72,397,949	—		72,397,949

Total Investments in Securities	$1,109,562,479	$73,080,285	$0		$1,182,642,764

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,948)	$—		$(3,948)

Total - Net	$1,109,562,479	$73,076,337	$0		$1,182,638,816

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Air Freight & Logistics - 0.4%
Mitsui-Soko Holdings Co. Ltd.	46,900	$1,134,089
Nippon Express Holdings, Inc.(a)	70,000	3,924,863
SG Holdings Co. Ltd.	382,000	5,411,457

Total Air Freight & Logistics		10,470,409

Automobile Components - 4.8%
Aisan Industry Co. Ltd.	101,700	823,254
Aisin Corp.	330,108	10,110,964
Bridgestone Corp.(a)	577,885	23,557,605
Daikyonishikawa Corp.	75,800	414,832
Denso Corp.	488,979	32,630,176
Eagle Industry Co. Ltd.	102,600	1,239,420
Exedy Corp.	109,300	1,828,536
FuKoKu Co. Ltd.	48,200	465,876
Furukawa Battery Co. Ltd.	15,000	108,140
Futaba Industrial Co. Ltd.	53,300	194,341
H-One Co. Ltd.	45,000	232,262
JTEKT Corp.	178,478	1,611,470
KYB Corp.	40,000	1,394,818
Musashi Seimitsu Industry Co. Ltd.	52,700	642,821
NHK Spring Co. Ltd.	305,700	2,217,639
Nifco, Inc.	50,590	1,490,731
Niterra Co. Ltd.	398,664	7,952,041
NOK Corp.	192,500	2,796,234
Pacific Industrial Co. Ltd.	78,400	702,988
Piolax, Inc.	45,200	677,992
Press Kogyo Co. Ltd.	285,500	1,210,859
Riken Corp.	17,300	374,044
Sanoh Industrial Co. Ltd.	91,800	544,950
Seiren Co. Ltd.(a)	39,910	679,272
Shoei Co. Ltd.	46,300	851,457
Stanley Electric Co. Ltd.	85,907	1,724,262
Sumitomo Electric Industries Ltd.	649,083	7,890,399
Sumitomo Riko Co. Ltd.	50,000	295,084
Sumitomo Rubber Industries Ltd.(a)	242,091	2,334,901
Suncall Corp.	62,100	225,998
Tachi-S Co. Ltd.	80,800	864,267
Tokai Rika Co. Ltd.	103,614	1,524,800
Topre Corp.(a)	45,400	498,180
Toyo Tire Corp.(a)	200,900	2,647,207
Toyoda Gosei Co. Ltd.	68,000	1,280,631
Toyota Boshoku Corp.	176,036	3,124,644
TPR Co. Ltd.	43,594	510,635
TS Tech Co. Ltd.	136,164	1,708,939
Yokohama Rubber Co. Ltd.(a)	124,500	2,713,357

Total Automobile Components		122,096,026

Automobiles - 8.5%
Honda Motor Co. Ltd.	1,724,547	51,795,472
Isuzu Motors Ltd.	814,200	9,801,833
Mazda Motor Corp.	598,300	5,768,368
Nissan Motor Co. Ltd.	1,187,400	4,832,246
Subaru Corp.	478,467	8,947,980
Suzuki Motor Corp.	232,036	8,349,668
Toyota Motor Corp.	7,423,150	118,561,883
Yamaha Motor Co. Ltd.(a)	356,100	10,155,632

Total Automobiles		218,213,082

Banks - 8.9%
Mitsubishi UFJ Financial Group, Inc.	14,298,422	105,357,315
Mizuho Financial Group, Inc.	3,087,264	46,970,585
Sumitomo Mitsui Financial Group, Inc.	1,757,600	74,895,758

Total Banks		227,223,658

Beverages - 1.1%
Asahi Group Holdings Ltd.(a)	323,600	12,479,652
Kirin Holdings Co. Ltd.(a)	657,645	9,561,981
Suntory Beverage & Food Ltd.(a)	121,900	4,395,771
Takara Holdings, Inc.	188,900	1,527,171

Total Beverages		27,964,575

Biotechnology - 0.0%
Takara Bio, Inc.	63,300	721,752

Broadline Retail - 0.1%
Ryohin Keikaku Co. Ltd.	208,000	2,047,117

Building Products - 1.1%
AGC, Inc.(a)	231,947	8,285,483
Central Glass Co. Ltd.	39,900	850,258
Daikin Industries Ltd.	62,749	12,705,224
Nihon Flush Co. Ltd.	17,600	117,995
Noritz Corp.	39,900	489,726
Okabe Co. Ltd.(a)	69,100	350,914
Sanwa Holdings Corp.	165,731	2,139,075
TOTO Ltd.	83,200	2,489,639

Total Building Products		27,428,314

Capital Markets - 1.0%
Monex Group, Inc.	223,900	855,107
Nomura Holdings, Inc.	3,327,500	12,597,696
SBI Holdings, Inc.(a)	570,200	10,921,913
Sparx Group Co. Ltd.(a)	57,400	606,823

Total Capital Markets		24,981,539

Chemicals - 7.2%
ADEKA Corp.	101,000	1,911,547
Aica Kogyo Co. Ltd.	61,100	1,334,574
Arakawa Chemical Industries Ltd.(a)	69,100	477,129
Asahi Kasei Corp.	1,231,222	8,279,986
C Uyemura & Co. Ltd.	19,800	1,123,327
Chugoku Marine Paints Ltd.	69,700	584,470
Daicel Corp.	302,242	2,689,198
Denka Co. Ltd.	103,415	1,940,798
DIC Corp.(a)	87,553	1,581,630
Fujimi, Inc.	119,000	2,910,471
Fuso Chemical Co. Ltd.	20,800	647,594
Ishihara Sangyo Kaisha Ltd.	62,700	567,417
JCU Corp.	13,700	322,275
JSP Corp.	39,900	515,952
Kaneka Corp.	53,600	1,491,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

Investments	Shares	Value
Kansai Paint Co. Ltd.	104,800	$1,533,190
KH Neochem Co. Ltd.(a)	47,100	762,542
Kumiai Chemical Industry Co. Ltd.	109,500	848,514
Kuraray Co. Ltd.(a)	553,137	5,352,075
Kureha Corp.	13,900	789,560
Lintec Corp.	116,947	1,837,525
MEC Co. Ltd.(a)	10,100	246,324
Mitsubishi Chemical Group Corp.	1,653,763	9,876,696
Mitsubishi Gas Chemical Co., Inc.	224,182	3,242,484
Mitsui Chemicals, Inc.	214,715	6,282,421
Nihon Nohyaku Co. Ltd.(a)	64,900	320,605
Nihon Parkerizing Co. Ltd.	125,200	925,996
Nippon Kayaku Co. Ltd.	250,100	2,124,903
Nippon Pillar Packing Co. Ltd.	46,400	1,492,787
Nippon Sanso Holdings Corp.(a)	173,153	3,728,177
Nippon Shokubai Co. Ltd.	56,200	2,088,034
Nippon Soda Co. Ltd.	50,900	1,820,687
Nissan Chemical Corp.	107,453	4,586,277
Nitto Denko Corp.	155,774	11,456,586
NOF Corp.	53,400	2,276,986
Osaka Soda Co. Ltd.(a)	26,300	988,058
Resonac Holdings Corp.(a)	133,100	2,141,977
Riken Technos Corp.	101,400	458,820
Sanyo Chemical Industries Ltd.	39,200	1,149,950
Shin-Etsu Chemical Co. Ltd.	1,612,495	53,193,871
Shin-Etsu Polymer Co. Ltd.	74,200	780,323
Sumitomo Bakelite Co. Ltd.	39,900	1,647,236
Sumitomo Chemical Co. Ltd.	2,091,385	6,316,045
T Hasegawa Co. Ltd.(a)	40,000	949,251
Taiyo Holdings Co. Ltd.	56,752	1,046,026
Teijin Ltd.	219,200	2,186,161
Tokai Carbon Co. Ltd.(a)	167,200	1,524,680
Tokuyama Corp.	68,700	1,125,789
Tokyo Ohka Kogyo Co. Ltd.(a)	47,500	2,882,502
Toray Industries, Inc.	925,018	5,122,527
Tosoh Corp.	627,807	7,379,833
Toyo Ink SC Holdings Co. Ltd.(a)	83,200	1,252,015
Toyobo Co. Ltd.	83,051	591,559
UBE Corp.	163,900	2,801,501
Valqua Ltd.	44,600	1,211,160
Zeon Corp.	151,100	1,452,613

Total Chemicals		184,171,799

Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co. Ltd.	151,300	4,268,872
Inui Global Logistics Co. Ltd.(a)	101,500	917,141
Pilot Corp.(a)	23,600	743,751
Sato Holdings Corp.	39,900	537,760

Total Commercial Services & Supplies		6,467,524

Construction & Engineering - 0.7%
JGC Holdings Corp.	91,700	1,183,246
Kajima Corp.	504,600	7,575,895
Nippon Koei Co. Ltd.*(a)	17,600	455,419
Obayashi Corp.	604,200	5,200,296
Penta-Ocean Construction Co. Ltd.	193,400	1,033,135
Taikisha Ltd.	47,500	1,347,425

Total Construction & Engineering		16,795,416

Construction Materials - 0.1%
Taiheiyo Cement Corp.	110,900	2,178,715

Consumer Staples Distribution & Retail - 0.7%
Seven & I Holdings Co. Ltd.	396,424	17,018,791

Containers & Packaging - 0.2%
Fuji Seal International, Inc.	40,100	421,434
Toyo Seikan Group Holdings Ltd.	327,500	4,796,883

Total Containers & Packaging		5,218,317

Diversified Consumer Services - 0.0%
Aucnet, Inc.(a)	12,200	143,832

Electrical Equipment - 1.1%
Daihen Corp.	39,600	1,517,861
Fuji Electric Co. Ltd.	60,673	2,640,420
Fujikura Ltd.	109,900	914,344
Furukawa Electric Co. Ltd.	47,681	836,937
GS Yuasa Corp.	52,884	1,027,787
Idec Corp.	40,100	914,170
Mabuchi Motor Co. Ltd.(a)	43,500	1,206,268
Mitsubishi Electric Corp.	1,350,014	18,932,981
Nippon Carbon Co. Ltd.	18,800	565,164
Sanyo Denki Co. Ltd.	5,700	305,635
Sinfonia Technology Co. Ltd.	39,800	472,528

Total Electrical Equipment		29,334,095

Electronic Equipment, Instruments & Components - 3.6%
A&D HOLON Holdings Co. Ltd.	39,200	483,576
Ai Holdings Corp.(a)	58,700	938,160
Alps Alpine Co. Ltd.	161,800	1,407,151
Amano Corp.	56,733	1,188,553
Anritsu Corp.	83,100	705,173
Azbil Corp.	56,800	1,780,612
Canon Electronics, Inc.(a)	44,900	626,584
Citizen Watch Co. Ltd.	419,700	2,514,686
Dexerials Corp.(a)	47,200	1,023,780
Elematec Corp.	96,800	1,219,586
Hakuto Co. Ltd.	47,919	1,836,726
Hamamatsu Photonics KK	67,300	3,271,525
Hioki EE Corp.(a)	10,500	678,521
Hirose Electric Co. Ltd.	40,760	5,379,299
Horiba Ltd.(a)	39,900	2,272,231
Ibiden Co. Ltd.	39,801	2,230,519
Innotech Corp.	46,200	520,064
Iriso Electronics Co. Ltd.	6,900	198,834
Japan Aviation Electronics Industry Ltd.(a)	61,900	1,284,810
Kaga Electronics Co. Ltd.	43,500	1,917,148
Keyence Corp.	23,840	11,191,365
Koa Corp.	39,900	496,076
Macnica Holdings, Inc.	61,900	2,543,924
Meiko Electronics Co. Ltd.(a)	12,900	240,533
Murata Manufacturing Co. Ltd.	339,468	19,343,816
Nichicon Corp.	63,100	666,646
Nippon Ceramic Co. Ltd.	39,800	752,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

Investments	Shares	Value
Nippon Electric Glass Co. Ltd.(a)	179,160	$3,136,710
Nissha Co. Ltd.(a)	40,200	466,708
Optex Group Co. Ltd.(a)	40,000	559,034
Osaki Electric Co. Ltd.	112,600	426,919
Restar Holdings Corp.	51,800	873,757
Riken Keiki Co. Ltd.	10,000	397,136
Ryosan Co. Ltd.	39,945	1,204,969
Sanshin Electronics Co. Ltd.(a)	39,854	590,910
Shimadzu Corp.	89,400	2,738,874
Siix Corp.(a)	39,900	432,030
Taiyo Yuden Co. Ltd.	69,600	1,968,071
TDK Corp.	200,904	7,738,143
Tokyo Electron Device Ltd.	7,300	531,837
Tomen Devices Corp.	11,400	397,523
Topcon Corp.	87,400	1,274,703
V Technology Co. Ltd.(a)	21,100	353,285
Yokogawa Electric Corp.	101,538	1,862,016

Total Electronic Equipment, Instruments & Components		91,664,547

Entertainment - 2.6%
Capcom Co. Ltd.	91,100	3,589,542
GungHo Online Entertainment, Inc.	39,900	779,863
Koei Tecmo Holdings Co. Ltd.	224,244	3,856,218
Konami Group Corp.	85,000	4,423,046
Marvelous, Inc.	109,300	508,179
Nexon Co. Ltd.	76,200	1,448,240
Nintendo Co. Ltd.	1,054,300	47,720,141
Square Enix Holdings Co. Ltd.	90,400	4,183,037
Toei Animation Co. Ltd.(a)	7,400	678,895

Total Entertainment		67,187,161

Food Products - 1.1%
Ajinomoto Co., Inc.	183,813	7,279,521
Ariake Japan Co. Ltd.(a)	15,200	557,689
Calbee, Inc.(a)	58,900	1,111,290
Fuji Oil Holdings, Inc.	54,400	748,807
Kagome Co. Ltd.	39,900	868,754
Kikkoman Corp.(a)	43,900	2,488,178
Nisshin Seifun Group, Inc.	176,300	2,170,587
Nissin Foods Holdings Co. Ltd.	50,700	4,177,791
Nissui Corp.	230,600	1,030,828
Riken Vitamin Co. Ltd.	43,100	637,248
Sakata Seed Corp.	17,700	510,053
Toyo Suisan Kaisha Ltd.	44,900	2,020,166
Yakult Honsha Co. Ltd.	59,187	3,728,492

Total Food Products		27,329,404

Ground Transportation - 0.0%
Alps Logistics Co. Ltd.	50,900	568,040
Nishi-Nippon Railroad Co. Ltd.(a)	39,800	673,132

Total Ground Transportation		1,241,172

Health Care Equipment & Supplies - 0.8%
Eiken Chemical Co. Ltd.	63,000	670,820
Hoya Corp.	67,857	8,016,455
Jeol Ltd.	18,700	659,064
Mani, Inc.	39,900	468,608
Nakanishi, Inc.	48,600	1,069,277
Nihon Kohden Corp.	40,100	1,065,930
Nipro Corp.	123,200	869,010
Olympus Corp.	143,900	2,256,045
PHC Holdings Corp.	163,100	1,738,936
Terumo Corp.	151,712	4,788,530

Total Health Care Equipment & Supplies		21,602,675

Health Care Technology - 0.1%
M3, Inc.	62,400	1,342,246

Hotels, Restaurants & Leisure - 0.0%
Round One Corp.	127,800	503,118

Household Durables - 1.8%
Casio Computer Co. Ltd.	224,957	1,838,131
Fujitsu General Ltd.	39,900	866,269
JVCKenwood Corp.(a)	130,000	444,322
Nikon Corp.	267,000	3,431,366
Panasonic Holdings Corp.	1,712,170	20,772,063
Rinnai Corp.	60,600	1,312,752
Sekisui Chemical Co. Ltd.	329,800	4,727,890
Sumitomo Forestry Co. Ltd.(a)	404,600	9,750,038
Tamron Co. Ltd.(a)	39,900	1,108,372
Toa Corp.(a)	45,300	288,972
Zojirushi Corp.(a)	48,700	596,388

Total Household Durables		45,136,563

Household Products - 0.3%
Lion Corp.(a)	115,900	1,076,527
Pigeon Corp.(a)	114,700	1,574,858
Unicharm Corp.	127,300	4,704,115

Total Household Products		7,355,500

Industrial Conglomerates - 1.1%
Hitachi Ltd.	440,405	27,106,534
Nisshinbo Holdings, Inc.(a)	188,124	1,548,881

Total Industrial Conglomerates		28,655,415

Insurance - 4.9%
Dai-ichi Life Holdings, Inc.	902,600	17,098,411
MS&AD Insurance Group Holdings, Inc.	708,000	24,962,590
Sompo Holdings, Inc.	487,900	21,803,343
Tokio Marine Holdings, Inc.	2,707,500	62,098,194

Total Insurance		125,962,538

IT Services - 0.8%
Fujitsu Ltd.	70,732	9,099,952
NEC Corp.	143,100	6,895,849
NTT Data Corp.	314,800	4,371,284

Total IT Services		20,367,085

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	538,400	12,370,889
GLOBERIDE, Inc.	28,300	442,117
Mizuno Corp.	40,200	1,031,875
Roland Corp.(a)	29,400	840,087
Sega Sammy Holdings, Inc.	191,700	4,074,462
Shimano, Inc.(a)	24,100	3,995,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

Investments	Shares	Value
Tomy Co. Ltd.	102,100	$1,278,590

Total Leisure Products		24,033,149

Machinery - 5.4%
Amada Co. Ltd.	323,193	3,159,593
Anest Iwata Corp.	50,500	412,288
Asahi Diamond Industrial Co. Ltd.	78,000	467,347
Bando Chemical Industries Ltd.	68,400	681,468
CKD Corp.	63,300	1,029,197
Daifuku Co. Ltd.	123,300	2,510,190
DMG Mori Co. Ltd.(a)	114,800	1,976,147
Ebara Corp.(a)	75,831	3,600,707
FANUC Corp.	566,645	19,727,800
Fujitec Co. Ltd.(a)	53,300	1,353,750
Glory Ltd.	52,300	1,043,395
Harmonic Drive Systems, Inc.(a)	7,000	223,268
Hitachi Construction Machinery Co. Ltd.	171,200	4,771,118
Hitachi Zosen Corp.	77,300	507,543
Hokuetsu Industries Co. Ltd.	41,800	405,752
Hoshizaki Corp.(a)	46,538	1,660,151
IHI Corp.	130,300	3,505,078
Iwaki Co. Ltd.	40,000	385,235
Japan Steel Works Ltd.(a)	40,000	851,282
Kawasaki Heavy Industries Ltd.	80,700	2,051,349
Kitz Corp.(a)	119,000	893,313
Komatsu Ltd.	827,206	22,211,827
Kurita Water Industries Ltd.(a)	41,100	1,562,275
Makino Milling Machine Co. Ltd.	15,200	586,820
Max Co. Ltd.	63,400	1,157,592
Meidensha Corp.	39,800	550,181
MISUMI Group, Inc.	71,600	1,421,250
Mitsubishi Heavy Industries Ltd.	172,519	8,010,344
Mitsuboshi Belting Ltd.	78,500	2,392,448
Miura Co. Ltd.	45,800	1,185,125
Nabtesco Corp.(a)	71,000	1,551,797
Nachi-Fujikoshi Corp.(a)	40,000	1,129,138
NGK Insulators Ltd.	389,075	4,613,931
Nissei ASB Machine Co. Ltd.	7,000	198,326
Nissei Plastic Industrial Co. Ltd.	45,100	309,227
Nitta Corp.	49,000	1,034,006
Nomura Micro Science Co. Ltd.(a)	6,600	306,860
Noritake Co. Ltd.	21,000	793,303
NSK Ltd.	530,700	3,368,486
Obara Group, Inc.(a)	18,700	538,223
OKUMA Corp.	16,800	893,265
Organo Corp.	40,000	1,172,034
OSG Corp.	89,724	1,277,869
Shibaura Machine Co. Ltd.	17,900	600,031
SMC Corp.	22,951	12,620,787
Sodick Co. Ltd.(a)	100,000	492,614
Star Micronics Co. Ltd.	55,700	692,131
Sumitomo Heavy Industries Ltd.(a)	187,637	4,463,251
Takeuchi Manufacturing Co. Ltd.	39,800	1,219,871
Teikoku Electric Manufacturing Co. Ltd.	39,500	742,256
THK Co. Ltd.(a)	87,900	1,791,023
Tocalo Co. Ltd.	101,500	1,055,485
Torishima Pump Manufacturing Co. Ltd.	40,000	524,994
Tsubaki Nakashima Co. Ltd.(a)	14,400	80,102
Tsubakimoto Chain Co.	63,100	1,600,038
Tsugami Corp.	45,200	431,251
YAMABIKO Corp.(a)	75,100	809,013
Yaskawa Electric Corp.(a)	85,600	3,898,743

Total Machinery		138,501,888

Marine Transportation - 2.8%
Iino Kaiun Kaisha Ltd.	223,800	1,311,507
Mitsui OSK Lines Ltd.(a)	1,231,700	29,451,380
Nippon Yusen KK(a)	1,780,100	39,288,193
NS United Kaiun Kaisha Ltd.(a)	49,900	1,182,464

Total Marine Transportation		71,233,544

Media - 0.4%
Dentsu Group, Inc.(a)	205,200	6,691,165
Hakuhodo DY Holdings, Inc.	257,500	2,693,742

Total Media		9,384,907

Metals & Mining - 3.0%
Asahi Holdings, Inc.	96,100	1,290,553
Daido Steel Co. Ltd.	58,100	2,402,627
Daiki Aluminium Industry Co. Ltd.(a)	64,500	622,977
Dowa Holdings Co. Ltd.	48,400	1,522,305
Kobe Steel Ltd.	715,900	6,540,602
Kyoei Steel Ltd.	41,600	583,122
Maruichi Steel Tube Ltd.	101,500	2,313,921
Mitsubishi Materials Corp.	108,700	1,942,965
Mitsui Mining & Smelting Co. Ltd.	74,900	1,714,769
Neturen Co. Ltd.	54,000	363,151
Nippon Light Metal Holdings Co. Ltd.	101,400	1,015,859
Nippon Steel Corp.	1,802,200	37,456,732
Nippon Yakin Kogyo Co. Ltd.(a)	24,610	692,148
Nittetsu Mining Co. Ltd.	15,500	479,901
Sanyo Special Steel Co. Ltd.	65,300	1,281,739
Sumitomo Metal Mining Co. Ltd.	451,300	14,459,960
Toho Titanium Co. Ltd.(a)	35,000	422,320
Tokyo Steel Manufacturing Co. Ltd.	122,300	1,149,088
UACJ Corp.	50,700	953,771

Total Metals & Mining		77,208,510

Oil, Gas & Consumable Fuels - 1.6%
ENEOS Holdings, Inc.	5,387,900	18,429,984
Idemitsu Kosan Co. Ltd.	400,200	7,990,986
Inpex Corp.(a)	1,311,000	14,494,607

Total Oil, Gas & Consumable Fuels		40,915,577

Paper & Forest Products - 0.2%
Daiken Corp.	43,800	693,963
Hokuetsu Corp.(a)	124,900	748,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

Investments	Shares	Value
Oji Holdings Corp.	697,100	$2,592,874

Total Paper & Forest Products		4,035,191

Personal Care Products - 0.7%
Kao Corp.(a)	305,280	11,012,764
Kose Corp.(a)	13,600	1,297,568
Rohto Pharmaceutical Co. Ltd.	83,800	1,879,101
Shiseido Co. Ltd.(a)	107,222	4,816,774

Total Personal Care Products		19,006,207

Pharmaceuticals - 6.6%
Astellas Pharma, Inc.	1,208,004	17,961,052
Chugai Pharmaceutical Co. Ltd.(a)	1,375,500	38,885,343
Daiichi Sankyo Co. Ltd.	295,100	9,289,826
Eisai Co. Ltd.	136,100	9,156,512
Hisamitsu Pharmaceutical Co., Inc.	55,200	1,439,817
Kyowa Kirin Co. Ltd.(a)	177,070	3,263,670
Nippon Shinyaku Co. Ltd.	34,300	1,393,975
Ono Pharmaceutical Co. Ltd.	337,000	6,076,189
Otsuka Holdings Co. Ltd.(a)	296,300	10,805,668
Santen Pharmaceutical Co. Ltd.	306,400	2,597,940
Shionogi & Co. Ltd.	136,677	5,739,989
Sumitomo Pharma Co. Ltd.	252,800	1,117,648
Taisho Pharmaceutical Holdings Co. Ltd.	45,100	1,689,982
Takeda Pharmaceutical Co. Ltd.	1,842,163	57,698,633
Towa Pharmaceutical Co. Ltd.	58,300	714,355

Total Pharmaceuticals		167,830,599

Professional Services - 0.4%
en Japan, Inc.	39,900	684,071
Open Up Group, Inc.(a)	54,500	790,719
Persol Holdings Co. Ltd.	77,400	1,386,436
Recruit Holdings Co. Ltd.	172,300	5,439,547
Transcosmos, Inc.	84,500	2,084,218

Total Professional Services		10,384,991

Real Estate Management & Development - 0.0%
Relo Group, Inc.	65,600	887,314

Semiconductors & Semiconductor Equipment - 4.7%
Advantest Corp.	90,900	12,043,692
Disco Corp.	106,300	16,628,796
Ferrotec Holdings Corp.	27,200	684,070
Furuya Metal Co. Ltd.(a)	7,200	593,296
Micronics Japan Co. Ltd.	49,200	680,804
Mitsui High-Tec, Inc.(a)	9,600	648,922
Optorun Co. Ltd.	14,900	249,785
Rohm Co. Ltd.	52,500	4,910,921
SCREEN Holdings Co. Ltd.	48,160	5,411,273
Shibaura Mechatronics Corp.	5,200	799,779
Shinko Electric Industries Co. Ltd.	52,859	2,140,180
SUMCO Corp.(a)	284,400	3,990,474
Tokyo Electron Ltd.	456,059	64,874,065
Tokyo Seimitsu Co. Ltd.	73,600	4,038,109
Ulvac, Inc.(a)	26,800	1,129,592
Yamaichi Electronics Co. Ltd.	57,100	934,712

Total Semiconductors & Semiconductor Equipment		119,758,470

Software - 0.2%
Cybernet Systems Co. Ltd.	48,600	282,115
Trend Micro, Inc.	128,308	6,165,282

Total Software		6,447,397

Specialty Retail - 0.8%
ABC-Mart, Inc.	53,600	2,895,182
Fast Retailing Co. Ltd.	59,900	15,217,961
IDOM, Inc.	73,500	445,470
Sanrio Co. Ltd.	14,900	635,751
VT Holdings Co. Ltd.	190,900	722,471

Total Specialty Retail		19,916,835

Technology Hardware, Storage & Peripherals - 2.1%
Brother Industries Ltd.	165,343	2,401,755
Canon, Inc.(a)	1,117,697	29,308,276
Eizo Corp.	16,700	546,518
FUJIFILM Holdings Corp.	211,695	12,509,683
MCJ Co. Ltd.	66,000	457,093
Ricoh Co. Ltd.	389,000	3,290,224
Riso Kagaku Corp.	39,900	668,888
Roland DG Corp.	15,500	388,747
Seiko Epson Corp.	289,500	4,484,661
Toshiba TEC Corp.	15,800	450,382
Wacom Co. Ltd.	115,000	467,845

Total Technology Hardware, Storage & Peripherals		54,974,072

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.(a)	61,992	1,896,196
Descente Ltd.	18,900	534,172
Kurabo Industries Ltd.	39,947	627,113
Seiko Group Corp.(a)	39,800	715,400
Wacoal Holdings Corp.	52,400	1,047,927

Total Textiles, Apparel & Luxury Goods		4,820,808

Tobacco - 2.6%
Japan Tobacco, Inc.(a)	3,009,931	65,660,999

Trading Companies & Distributors - 13.5%
Alconix Corp.	40,100	380,927
Chori Co. Ltd.	48,400	989,867
Hanwa Co. Ltd.	39,900	1,249,161
Inabata & Co. Ltd.	73,786	1,646,382
ITOCHU Corp.(a)	1,178,094	46,354,313
KPP Group Holdings Co. Ltd.	52,700	231,168
Marubeni Corp.	2,923,978	49,361,790
Mitsubishi Corp.	1,911,900	91,669,609
Mitsui & Co. Ltd.	2,046,300	76,607,945
Mitsui Matsushima Holdings Co. Ltd., Class C(a)	26,100	469,506
Nagase & Co. Ltd.	101,500	1,678,031
Sanyo Trading Co. Ltd.	40,000	388,556
Shinsho Corp.	18,100	725,077
Sojitz Corp.	445,204	9,785,956
Sumitomo Corp.	2,402,877	50,556,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

Investments	Shares	Value
Toyota Tsusho Corp.	290,610	$14,354,065

Total Trading Companies & Distributors		346,448,612

Transportation Infrastructure - 0.0%
Nissin Corp.	15,800	274,274

TOTAL COMMON STOCKS (Cost: $2,396,384,566)		2,542,545,729

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.7%

United States - 10.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $274,556,860)	274,556,860	274,556,860

TOTAL INVESTMENTS IN SECURITIES - 110.0% (Cost: $2,670,941,426)		2,817,102,589
Other Assets less Liabilities - (10.0)%		(256,316,386)

NET ASSETS - 100.0%		$2,560,786,203

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $347,356,488 and the total market value of the collateral held by the Fund was $365,495,706. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $90,938,846.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/6/2023	11,565,685	USD	1,670,320,853	JPY	$7,463	$—
Bank of Montreal	7/6/2023	11,565,685	USD	1,671,974,746	JPY	—	(3,982)
Barclays Bank PLC	7/6/2023	84,857,159,536	JPY	587,184,200	USD	7,111	—
Barclays Bank PLC	7/6/2023	486,722,592	USD	67,643,196,996	JPY	18,647,798	—
Barclays Bank PLC	7/6/2023	30,841,828	USD	4,292,639,641	JPY	1,137,785	—
Barclays Bank PLC	7/6/2023	15,420,914	USD	2,141,647,283	JPY	601,225	—
Barclays Bank PLC	7/6/2023	11,565,685	USD	1,607,837,240	JPY	439,835	—
Barclays Bank PLC	8/3/2023	637,336,145	USD	91,718,598,491	JPY	—	(20,083)
Citibank NA	7/6/2023	84,856,865,944	JPY	587,184,200	USD	5,079	—
Citibank NA	7/6/2023	486,722,592	USD	67,644,170,441	JPY	18,641,062	—
Citibank NA	7/6/2023	11,565,685	USD	1,609,437,931	JPY	428,758	—
Citibank NA	8/3/2023	637,336,147	USD	91,718,152,644	JPY	—	(16,983)
Goldman Sachs	7/6/2023	2,081,465,118	JPY	14,518,238	USD	—	(114,996)
Goldman Sachs	7/6/2023	19,276,142	USD	2,679,649,748	JPY	733,605	—
Goldman Sachs	7/6/2023	92,525,483	USD	13,190,886,231	JPY	1,247,695	—
JP Morgan Chase Bank NA	7/6/2023	84,856,983,381	JPY	587,184,200	USD	5,892	—
JP Morgan Chase Bank NA	7/6/2023	57,828,427	USD	8,036,867,561	JPY	2,215,220	—
JP Morgan Chase Bank NA	7/6/2023	11,565,685	USD	1,620,609,226	JPY	351,456	—
JP Morgan Chase Bank NA	7/6/2023	19,276,142	USD	2,720,883,344	JPY	448,278	—
JP Morgan Chase Bank NA	7/6/2023	34,697,056	USD	4,894,311,204	JPY	829,589	—
JP Morgan Chase Bank NA	7/6/2023	46,262,741	USD	6,640,859,177	JPY	309,579	—
JP Morgan Chase Bank NA	8/3/2023	637,336,147	USD	91,718,471,312	JPY	—	(19,198)
JP Morgan Chase Bank NA	8/3/2023	16,581,103	USD	2,386,169,951	JPY	—	(488)
Royal Bank of Canada	7/6/2023	84,857,773,144	JPY	587,184,200	USD	11,357	—
Royal Bank of Canada	7/6/2023	486,722,591	USD	67,645,288,304	JPY	18,633,325	—
Royal Bank of Canada	8/3/2023	637,336,147	USD	91,719,647,197	JPY	—	(27,369)
Standard Chartered Bank	7/6/2023	486,722,592	USD	67,644,705,836	JPY	18,637,357	—
Standard Chartered Bank	7/6/2023	30,841,828	USD	4,298,135,655	JPY	1,099,754	—
Standard Chartered Bank	7/6/2023	11,565,685	USD	1,639,460,136	JPY	221,012	—

						$84,660,235	$(203,099)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$16,339,997	$455,419	$—	$16,795,416
Other	2,525,750,313	—	—	2,525,750,313
Investment of Cash Collateral for Securities Loaned	—	274,556,860	—	274,556,860

Total Investments in Securities	$2,542,090,310	$275,012,279	$—	$2,817,102,589

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$84,660,235	$—	$84,660,235
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(203,099)	$—	$(203,099)

Total - Net	$2,542,090,310	$359,469,415	$—	$2,901,559,725

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Air Freight & Logistics - 1.2%
AIT Corp.	2,100	$27,068
AZ-COM MARUWA Holdings, Inc.(a)	3,000	40,080
Hamakyorex Co. Ltd.	1,200	31,757
Konoike Transport Co. Ltd.	2,800	31,965
Mitsui-Soko Holdings Co. Ltd.	2,800	67,707
Sankyu, Inc.	2,300	75,555
SBS Holdings, Inc.	1,200	26,485
Senko Group Holdings Co. Ltd.	11,800	84,499
Shibusawa Warehouse Co. Ltd.	1,900	36,702
Trancom Co. Ltd.	300	13,658

Total Air Freight & Logistics		435,476

Automobile Components - 5.3%
Aisan Industry Co. Ltd.	5,000	40,475
Daido Metal Co. Ltd.(a)	6,500	22,081
Daikyonishikawa Corp.	6,900	37,762
Eagle Industry Co. Ltd.	6,100	73,689
Exedy Corp.	7,100	118,780
Fujikura Composites, Inc.(a)	2,300	15,563
FuKoKu Co. Ltd.	2,700	26,097
Futaba Industrial Co. Ltd.	4,900	17,866
G-Tekt Corp.	3,298	39,293
KYB Corp.	2,700	94,150
Musashi Seimitsu Industry Co. Ltd.	3,900	47,571
NHK Spring Co. Ltd.	23,200	168,300
NOK Corp.	13,500	196,100
Pacific Industrial Co. Ltd.	4,900	43,937
Piolax, Inc.(a)	3,000	45,000
Press Kogyo Co. Ltd.	15,300	64,890
Riken Corp.	1,700	36,756
Seiren Co. Ltd.(a)	2,000	34,040
Shoei Co. Ltd.	2,600	47,814
Sumitomo Riko Co. Ltd.	4,400	25,967
Sumitomo Rubber Industries Ltd.(a)	16,500	159,138
Suncall Corp.(a)	3,700	13,465
T RAD Co. Ltd.	900	11,482
Tachi-S Co. Ltd.	4,000	42,785
Tokai Rika Co. Ltd.	6,725	98,966
Toyo Tire Corp.(a)	13,400	176,568
Toyoda Gosei Co. Ltd.	5,500	103,580
TPR Co. Ltd.	3,006	35,211
TS Tech Co. Ltd.	8,900	111,700
Unipres Corp.	2,200	17,596

Total Automobile Components		1,966,622

Automobiles - 0.1%
Nissan Shatai Co. Ltd.	4,500	26,122

Banks - 7.9%
77 Bank Ltd.	8,400	148,781
Akita Bank Ltd.	2,200	25,435
Aozora Bank Ltd.(a)	12,500	231,302
Awa Bank Ltd.	1,800	24,721
Bank of Iwate Ltd.	2,300	32,558
Bank of Nagoya Ltd.	2,000	45,802
Bank of Saga Ltd.	1,800	20,686
Bank of the Ryukyus Ltd.	5,000	31,584
Daishi Hokuetsu Financial Group, Inc.	3,500	75,189
Ehime Bank Ltd.	3,600	20,050
FIDEA Holdings Co. Ltd.(a)	3,300	31,257
First Bank of Toyama Ltd.	5,900	30,126
Gunma Bank Ltd.	26,400	96,515
Hachijuni Bank Ltd.	33,600	145,154
Hirogin Holdings, Inc.	21,700	122,511
Hokkoku Financial Holdings, Inc.(a)	900	25,841
Hokuhoku Financial Group, Inc.	8,400	66,806
Hyakugo Bank Ltd.	14,200	41,067
Hyakujushi Bank Ltd.	3,300	42,262
Juroku Financial Group, Inc.	3,000	64,448
Keiyo Bank Ltd.	9,800	36,072
Kiyo Bank Ltd.	3,298	33,679
Kyushu Financial Group, Inc.(a)	24,200	101,565
Mebuki Financial Group, Inc.	68,300	161,423
Miyazaki Bank Ltd.	1,500	24,171
Musashino Bank Ltd.(a)	2,600	39,107
Nanto Bank Ltd.	2,200	37,064
Nishi-Nippon Financial Holdings, Inc.	12,300	108,503
North Pacific Bank Ltd.	28,100	55,214
Ogaki Kyoritsu Bank Ltd.	2,800	35,684
Oita Bank Ltd.	2,000	29,917
Okinawa Financial Group, Inc.	1,440	20,653
Procrea Holdings, Inc.(a)	1,200	16,904
San ju San Financial Group, Inc.	3,300	36,051
San-In Godo Bank Ltd.	20,700	115,434
Senshu Ikeda Holdings, Inc.(a)	37,000	59,646
Seven Bank Ltd.	117,600	230,343
Shiga Bank Ltd.	5,200	97,139
Shikoku Bank Ltd.	4,000	23,662
Suruga Bank Ltd.	6,100	24,352
Toho Bank Ltd.	22,400	35,025
Tokyo Kiraboshi Financial Group, Inc.	3,400	73,276
TOMONY Holdings, Inc.	7,800	19,698
Towa Bank Ltd.	4,700	17,300
Yamagata Bank Ltd.	3,000	21,649
Yamaguchi Financial Group, Inc.	16,000	106,980
Yamanashi Chuo Bank Ltd.(a)	3,300	28,334

Total Banks		2,910,940

Beverages - 0.8%
Coca-Cola Bottlers Japan Holdings, Inc.(a)	13,300	140,237
Sapporo Holdings Ltd.	1,700	43,578
Takara Holdings, Inc.	12,000	97,015

Total Beverages		280,830

Biotechnology - 0.1%
Takara Bio, Inc.	4,200	47,889

Broadline Retail - 1.1%
ASKUL Corp.(a)	3,400	47,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Belluna Co. Ltd.	4,700	$23,120
Izumi Co. Ltd.	3,400	80,592
J. Front Retailing Co. Ltd.	11,900	113,496
Mr. Max Holdings Ltd.	3,700	16,153
Seria Co. Ltd.	3,800	60,365
Takashimaya Co. Ltd.(a)	4,100	57,103

Total Broadline Retail		397,876

Building Products - 1.7%
Bunka Shutter Co. Ltd.(a)	4,200	32,168
Central Glass Co. Ltd.	2,100	44,750
Nichias Corp.	6,100	126,191
Nichiha Corp.	2,300	48,933
Nitto Boseki Co. Ltd.(a)	1,400	22,153
Noritz Corp.(a)	2,600	31,912
Okabe Co. Ltd.(a)	4,800	24,376
Sanwa Holdings Corp.	12,200	157,464
Shin Nippon Air Technologies Co. Ltd.	1,500	23,766
Takara Standard Co. Ltd.(a)	4,417	56,139
Takasago Thermal Engineering Co. Ltd.	3,400	56,692

Total Building Products		624,544

Capital Markets - 1.2%
Ichiyoshi Securities Co. Ltd.(a)	7,700	32,231
IwaiCosmo Holdings, Inc.	3,000	29,785
Matsui Securities Co. Ltd.(a)	21,700	119,208
Monex Group, Inc.	14,765	56,390
Okasan Securities Group, Inc.	16,600	54,784
SBI Global Asset Management Co. Ltd.	8,999	31,878
Sparx Group Co. Ltd.(a)	3,039	32,128
Tokai Tokyo Financial Holdings, Inc.	28,100	74,267

Total Capital Markets		430,671

Chemicals - 10.5%
ADEKA Corp.	6,200	117,342
Aica Kogyo Co. Ltd.	3,800	83,001
Arakawa Chemical Industries Ltd.(a)	3,300	22,786
Asahi Yukizai Corp.(a)	1,400	42,280
C Uyemura & Co. Ltd.	1,400	79,427
Chugoku Marine Paints Ltd.	4,200	35,219
CI Takiron Corp.	6,700	26,654
Dai Nippon Toryo Co. Ltd.	3,700	23,475
Daicel Corp.	21,900	194,855
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,600	23,169
Denka Co. Ltd.	6,800	127,616
DIC Corp.(a)	6,600	119,228
DKS Co. Ltd.	1,200	14,662
Fujimi, Inc.	6,600	161,421
Fujimori Kogyo Co. Ltd.	1,000	24,734
Fuso Chemical Co. Ltd.	1,300	40,475
Harima Chemicals Group, Inc.	3,100	18,853
Ishihara Sangyo Kaisha Ltd.	3,900	35,294
JCU Corp.	1,200	28,228
JSP Corp.	1,917	24,789
Kaneka Corp.	3,648	101,488
Kanto Denka Kogyo Co. Ltd.	2,900	19,703
KH Neochem Co. Ltd.(a)	3,100	50,189
Konishi Co. Ltd.	2,000	31,646
Kumiai Chemical Industry Co. Ltd.	6,194	47,997
Kureha Corp.(a)	1,000	56,803
Lintec Corp.	7,800	122,557
Moriroku Holdings Co. Ltd.	2,000	28,727
Nihon Nohyaku Co. Ltd.(a)	3,700	18,278
Nihon Parkerizing Co. Ltd.	10,300	76,180
Nippon Kayaku Co. Ltd.	16,600	141,037
Nippon Pillar Packing Co. Ltd.	3,100	99,734
Nippon Shokubai Co. Ltd.	3,500	130,038
Nippon Soda Co. Ltd.	3,400	121,618
Osaka Organic Chemical Industry Ltd.	1,200	24,036
Osaka Soda Co. Ltd.(a)	1,677	63,003
Riken Technos Corp.	5,000	22,624
Sakai Chemical Industry Co. Ltd.	2,300	29,742
Sakata INX Corp.	3,300	27,672
Sanyo Chemical Industries Ltd.(a)	1,500	44,003
Shikoku Kasei Holdings Corp.	2,100	21,867
Shin-Etsu Polymer Co. Ltd.	5,400	56,789
Sumitomo Bakelite Co. Ltd.	2,600	107,339
T Hasegawa Co. Ltd.	2,100	49,836
Taiyo Holdings Co. Ltd.	4,400	81,099
Takasago International Corp.	1,300	24,285
Teijin Ltd.	13,700	136,635
Toagosei Co. Ltd.(a)	10,300	91,787
Tokai Carbon Co. Ltd.(a)	12,200	111,251
Tokuyama Corp.	5,000	81,935
Tokyo Ohka Kogyo Co. Ltd.(a)	3,000	182,053
Toyo Ink SC Holdings Co. Ltd.(a)	4,600	69,222
Toyobo Co. Ltd.	6,100	43,449
UBE Corp.	9,280	158,621
Valqua Ltd.(a)	2,500	67,890
Zeon Corp.	9,900	95,175

Total Chemicals		3,879,816

Commercial Services & Supplies - 1.4%
Aeon Delight Co. Ltd.	2,000	42,481
Daiseki Co. Ltd.	1,140	31,983
Inui Global Logistics Co. Ltd.(a)	6,100	55,119
Japan Elevator Service Holdings Co. Ltd.	1,300	16,918
Kokuyo Co. Ltd.(a)	5,600	76,541
Mitsubishi Pencil Co. Ltd.(a)	2,300	26,639
Nippon Kanzai Holdings Co. Ltd.	2,000	35,881
Nippon Parking Development Co. Ltd., Class C(a)	15,900	24,642
Okamura Corp.	4,700	61,947
Pilot Corp.(a)	1,300	40,969
Prestige International, Inc.	3,400	14,302
Sato Holdings Corp.	2,000	26,955
Studio Alice Co. Ltd.(a)	1,300	19,967
Takara & Co. Ltd.	1,200	19,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
TRE Holdings Corp.	2,000	$17,145

Total Commercial Services & Supplies		510,809

Construction & Engineering - 5.8%
Asanuma Corp.	2,300	51,877
CTI Engineering Co. Ltd.	700	17,774
Dai-Dan Co. Ltd.	1,400	26,366
Daiho Corp.	2,500	66,939
EXEO Group, Inc.	7,900	157,907
Hazama Ando Corp.(a)	12,500	92,971
INFRONEER Holdings, Inc.	15,668	146,886
JDC Corp.	4,800	18,996
Kandenko Co. Ltd.	9,900	79,249
Kumagai Gumi Co. Ltd.	3,100	66,060
Kyudenko Corp.	3,700	98,813
MIRAIT ONE Corp.	6,944	86,983
Nippon Koei Co. Ltd.*(a)	1,300	33,639
Nippon Road Co. Ltd.	500	32,311
Nishimatsu Construction Co. Ltd.(a)	6,000	145,294
Nittoc Construction Co. Ltd.	4,900	34,919
Okumura Corp.(a)	3,400	95,742
Oriental Shiraishi Corp.	11,800	25,145
Penta-Ocean Construction Co. Ltd.	13,200	70,514
PS Mitsubishi Construction Co. Ltd.(a)	5,700	30,011
Raito Kogyo Co. Ltd.	3,300	45,253
Raiznext Corp.	3,100	31,722
Sanki Engineering Co. Ltd.	6,500	68,042
Seikitokyu Kogyo Co. Ltd.	2,100	20,588
Shinnihon Corp.	4,300	37,724
Sumitomo Mitsui Construction Co. Ltd.(a)	11,440	29,286
Taihei Dengyo Kaisha Ltd.	1,400	41,166
Taikisha Ltd.	1,800	51,060
Takamatsu Construction Group Co. Ltd.	1,600	28,649
Tekken Corp.	1,600	22,793
Tess Holdings Co. Ltd.(a)	1,400	8,863
Toa Corp.	1,200	25,821
Tobishima Corp.	2,800	24,545
Toda Corp.	18,400	102,862
Tokyu Construction Co. Ltd.	5,700	29,302
Totetsu Kogyo Co. Ltd.	2,000	37,043
Toyo Construction Co. Ltd.	4,600	34,595
Wakachiku Construction Co. Ltd.	900	19,770
Yokogawa Bridge Holdings Corp.	2,700	47,168
Yondenko Corp.	1,300	20,165
Yurtec Corp.	4,100	24,424

Total Construction & Engineering		2,129,237

Construction Materials - 0.6%
Sumitomo Osaka Cement Co. Ltd.	2,300	60,517
Taiheiyo Cement Corp.	7,400	145,379
Yotai Refractories Co. Ltd.	2,300	22,963

Total Construction Materials		228,859

Consumer Finance - 0.0%
J Trust Co. Ltd.(a)	3,300	9,818

Consumer Staples Distribution & Retail - 2.0%
Aeon Hokkaido Corp.(a)	2,700	16,252
Ain Holdings, Inc.	600	21,068
Arcs Co. Ltd.	4,300	73,127
Belc Co. Ltd.	700	31,044
Create SD Holdings Co. Ltd.	1,800	44,149
Fuji Co. Ltd.(a)	2,200	27,672
G-7 Holdings, Inc.(a)	2,000	18,127
H2O Retailing Corp.	4,400	44,750
Heiwado Co. Ltd.	1,900	28,263
Inageya Co. Ltd.(a)	1,400	14,471
JM Holdings Co. Ltd.	1,300	17,926
Kato Sangyo Co. Ltd.	2,300	62,777
Life Corp.	2,500	52,755
Mitsubishi Shokuhin Co. Ltd.	3,200	82,029
Qol Holdings Co. Ltd.	2,600	31,157
Retail Partners Co. Ltd.(a)	1,500	16,501
San-A Co. Ltd.	800	25,184
United Super Markets Holdings, Inc.	3,900	30,005
Valor Holdings Co. Ltd.	3,100	42,789
Yaoko Co. Ltd.(a)	900	44,958
Yokorei Co. Ltd.	2,600	21,047

Total Consumer Staples Distribution & Retail		746,051

Containers & Packaging - 0.4%
FP Corp.	2,000	40,495
Fuji Seal International, Inc.	2,500	26,274
Rengo Co. Ltd.	14,181	86,920

Total Containers & Packaging		153,689

Distributors - 0.5%
Arata Corp.	1,000	32,449
Doshisha Co. Ltd.	2,600	41,644
Happinet Corp.	1,800	27,610
PALTAC Corp.(a)	2,100	69,319

Total Distributors		171,022

Diversified Consumer Services - 0.5%
Asante, Inc.(a)	2,000	23,565
Aucnet, Inc.(a)	1,500	17,684
Benesse Holdings, Inc.	4,500	57,287
Gakkyusha Co. Ltd.	1,600	23,247
Riso Kyoiku Co. Ltd.	14,000	25,475
Tokyo Individualized Educational Institute, Inc.(a)	8,500	30,346

Total Diversified Consumer Services		177,604

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	4,500	61,335

Electrical Equipment - 1.6%
Cosel Co. Ltd.	1,900	16,445
Daihen Corp.	1,500	57,495
Fujikura Ltd.	7,600	63,230
Furukawa Electric Co. Ltd.	2,726	47,849
GS Yuasa Corp.	2,700	52,474
Idec Corp.	2,100	47,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Mabuchi Motor Co. Ltd.(a)	3,000	$83,191
Nippon Carbon Co. Ltd.(a)	1,300	39,080
Nitto Kogyo Corp.	2,700	66,410
Sanyo Denki Co. Ltd.	500	26,810
Sinfonia Technology Co. Ltd.	2,700	32,056
SWCC Corp.	1,300	17,179
Takaoka Toko Co. Ltd.(a)	1,200	17,801
Toyo Tanso Co. Ltd.	1,000	35,424

Total Electrical Equipment		603,318

Electronic Equipment, Instruments & Components - 7.3%
A&D HOLON Holdings Co. Ltd.	1,600	19,738
Ai Holdings Corp.(a)	4,100	65,527
Alps Alpine Co. Ltd.	10,200	88,708
Amano Corp.	4,000	83,800
Anritsu Corp.	5,500	46,672
Canon Electronics, Inc.(a)	2,300	32,097
Citizen Watch Co. Ltd.	28,300	169,563
Daishinku Corp.	3,300	14,841
Daitron Co. Ltd.	1,600	33,542
Daiwabo Holdings Co. Ltd.	5,500	105,616
Dexerials Corp.(a)	3,100	67,240
Elematec Corp.	4,958	62,466
ESPEC Corp.	1,600	25,262
Hakuto Co. Ltd.(a)	3,100	118,822
Hioki EE Corp.(a)	600	38,773
Hochiki Corp.	1,900	23,478
Horiba Ltd.(a)	2,400	136,675
I-PEX, Inc.(a)	1,400	12,989
Innotech Corp.	2,600	29,268
Iriso Electronics Co. Ltd.	700	20,172
Japan Aviation Electronics Industry Ltd.(a)	4,600	95,479
Kaga Electronics Co. Ltd.	2,600	114,588
Koa Corp.	2,000	24,866
Kyosan Electric Manufacturing Co. Ltd.	6,100	21,144
Macnica Holdings, Inc.	4,500	184,938
Marubun Corp.	2,300	20,830
Maruwa Co. Ltd.	200	30,747
Maxell Ltd.	2,800	30,977
Meiko Electronics Co. Ltd.(a)	800	14,917
Nichicon Corp.	4,000	42,260
Nippon Ceramic Co. Ltd.	1,900	35,901
Nippon Electric Glass Co. Ltd.(a)	11,800	206,593
Nippon Signal Co. Ltd.(a)	3,300	24,453
Nissha Co. Ltd.(a)	1,600	18,575
Nohmi Bosai Ltd.	2,466	30,779
Oki Electric Industry Co. Ltd.	6,500	40,430
Optex Group Co. Ltd.(a)	1,600	22,361
Osaki Electric Co. Ltd.	5,700	21,611
Restar Holdings Corp.	2,200	37,109
Riken Keiki Co. Ltd.	1,000	39,713
Ryoden Corp.	2,100	31,965
Ryosan Co. Ltd.(a)	2,200	66,364
Sanshin Electronics Co. Ltd.(a)	1,500	22,240
Satori Electric Co. Ltd.(a)	2,600	30,419
Shibaura Electronics Co. Ltd.	500	22,901
Siix Corp.(a)	2,500	27,070
Suzuden Corp.	1,500	23,122
Tachibana Eletech Co. Ltd.	2,000	41,028
Tokyo Electron Device Ltd.	700	50,998
Tomen Devices Corp.	700	24,409
Topcon Corp.	5,400	78,757
Tsuzuki Denki Co. Ltd.	1,900	26,160
Yokowo Co. Ltd.	1,100	14,080

Total Electronic Equipment, Instruments & Components		2,713,033

Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	1,200	28,311

Entertainment - 0.9%
Amuse, Inc.	1,600	19,981
COLOPL, Inc.(a)	6,800	30,581
Daiichikosho Co. Ltd.	5,100	89,343
GungHo Online Entertainment, Inc.	2,100	41,045
Marvelous, Inc.	5,700	26,502
MIXI, Inc.	6,300	116,598

Total Entertainment		324,050

Financial Services - 0.3%
eGuarantee, Inc.	900	11,925
Financial Partners Group Co. Ltd.	9,500	83,343
Japan Investment Adviser Co. Ltd.	2,200	16,880

Total Financial Services		112,148

Food Products - 3.6%
Ariake Japan Co. Ltd.(a)	1,200	44,028
Chubu Shiryo Co. Ltd.	3,000	21,898
DyDo Group Holdings, Inc.(a)	600	20,922
Ezaki Glico Co. Ltd.(a)	2,600	67,782
Feed One Co. Ltd.	3,500	17,459
Fuji Oil Holdings, Inc.	3,351	46,126
Fujicco Co. Ltd.	900	11,725
Fujiya Co. Ltd.	800	13,655
Hokuto Corp.	1,600	20,291
House Foods Group, Inc.	2,900	64,306
Itoham Yonekyu Holdings, Inc.	15,400	77,141
Kagome Co. Ltd.	2,100	45,724
Kameda Seika Co. Ltd.	500	14,962
Kotobuki Spirits Co. Ltd.	500	36,393
Kyokuyo Co. Ltd.	800	20,009
Marudai Food Co. Ltd.	1,900	19,521
Maruha Nichiro Corp.	3,000	50,251
Megmilk Snow Brand Co. Ltd.	4,300	58,073
Mitsui DM Sugar Holdings Co. Ltd.	2,000	38,122
Morinaga & Co. Ltd.	3,100	96,624
Morinaga Milk Industry Co. Ltd.	1,600	52,228
Nichirei Corp.	5,100	108,715
Nippn Corp.	4,600	58,656
Nisshin Oillio Group Ltd.	1,500	35,493
Nissui Corp.	15,500	69,288
Prima Meat Packers Ltd.	2,700	40,537
Riken Vitamin Co. Ltd.	2,200	32,528
S Foods, Inc.	2,300	49,967
Sakata Seed Corp.	1,200	34,580
Showa Sangyo Co. Ltd.(a)	1,500	27,803
Warabeya Nichiyo Holdings Co. Ltd.	1,300	19,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Yukiguni Maitake Co. Ltd.	3,200	$21,586

Total Food Products		1,336,324

Gas Utilities - 0.7%
Hokkaido Gas Co. Ltd.	1,300	21,155
Nippon Gas Co. Ltd.	8,100	113,288
Saibu Gas Holdings Co. Ltd.	2,500	35,804
Shizuoka Gas Co. Ltd.(a)	2,400	19,395
Toho Gas Co. Ltd.	3,800	65,531

Total Gas Utilities		255,173

Ground Transportation - 1.1%
Alps Logistics Co. Ltd.	2,200	24,552
Fukuyama Transporting Co. Ltd.	1,500	41,513
Ichinen Holdings Co. Ltd.	2,600	24,375
Maruzen Showa Unyu Co. Ltd.	900	24,409
Nikkon Holdings Co. Ltd.	3,500	69,438
Nishi-Nippon Railroad Co. Ltd.(a)	2,100	35,517
Sakai Moving Service Co. Ltd.	900	31,103
Seino Holdings Co. Ltd.(a)	7,700	108,946
Sotetsu Holdings, Inc.	2,000	35,085

Total Ground Transportation		394,938

Health Care Equipment & Supplies - 1.7%
Eiken Chemical Co. Ltd.	3,300	35,138
Hogy Medical Co. Ltd.(a)	1,700	37,344
Japan Lifeline Co. Ltd.	5,400	38,482
Jeol Ltd.	1,200	42,293
Mani, Inc.	2,600	30,536
Menicon Co. Ltd.(a)	1,000	17,356
Mizuho Medy Co. Ltd.(a)	1,500	21,960
Nagaileben Co. Ltd.	1,900	28,565
Nakanishi, Inc.	3,400	74,805
Nihon Kohden Corp.	2,600	69,113
Nipro Corp.	6,723	47,422
Paramount Bed Holdings Co. Ltd.	3,306	54,690
PHC Holdings Corp.(a)	10,900	116,213
Shofu, Inc.	700	11,193

Total Health Care Equipment & Supplies		625,110

Health Care Providers & Services - 1.0%
As One Corp.(a)	1,200	47,175
BML, Inc.	2,400	48,071
France Bed Holdings Co. Ltd.	3,400	27,170
H.U. Group Holdings, Inc.	6,500	123,740
Ship Healthcare Holdings, Inc.	2,318	38,169
Solasto Corp.	3,600	16,538
Toho Holdings Co. Ltd.	2,000	36,628
Tokai Corp.	1,600	20,856
Vital KSK Holdings, Inc.(a)	3,500	21,528

Total Health Care Providers & Services		379,875

Health Care Technology - 0.0%
EM Systems Co. Ltd.(a)	2,200	12,055

Hotels, Restaurants & Leisure - 1.7%
Arcland Service Holdings Co. Ltd.(a)	1,300	26,254
Create Restaurants Holdings, Inc.(a)	4,000	26,983
Doutor Nichires Holdings Co. Ltd.	2,000	29,156
Food & Life Cos. Ltd.	1,900	36,821
Heiwa Corp.	5,600	96,979
Hiday Hidaka Corp.	1,322	21,458
Ichibanya Co. Ltd.(a)	1,400	52,790
KFC Holdings Japan Ltd.	900	17,703
KOMEDA Holdings Co. Ltd.	2,600	48,785
Kyoritsu Maintenance Co. Ltd.(a)	500	18,902
MOS Food Services, Inc.	700	15,643
Ohsho Food Service Corp.	1,200	55,627
Resorttrust, Inc.	4,400	64,949
Round One Corp.(a)	8,900	35,037
Saizeriya Co. Ltd.	700	17,702
St. Marc Holdings Co. Ltd.	1,900	24,753
Tokyotokeiba Co. Ltd.(a)	1,300	35,258

Total Hotels, Restaurants & Leisure		624,800

Household Durables - 1.9%
Casio Computer Co. Ltd.	15,000	122,565
Cleanup Corp.	4,300	21,956
ES-Con Japan Ltd.	7,600	43,328
Fuji Corp. Ltd.	3,500	16,370
Hoosiers Holdings Co. Ltd.	4,300	29,751
JVCKenwood Corp.(a)	7,900	27,001
Ki-Star Real Estate Co. Ltd.	1,700	58,104
Pressance Corp.	2,717	37,972
Sanei Architecture Planning Co. Ltd.(a)	2,900	28,090
Sangetsu Corp.	6,700	115,101
Tama Home Co. Ltd.	2,700	61,739
Tamron Co. Ltd.(a)	1,700	47,224
Toa Corp.(a)	3,300	21,051
Token Corp.	700	35,984
Zojirushi Corp.(a)	3,200	39,188

Total Household Durables		705,424

Household Products - 0.4%
Earth Corp.	900	31,508
Pigeon Corp.(a)	8,000	109,842
ST Corp.	2,100	21,910

Total Household Products		163,260

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co. Ltd.	800	6,249
West Holdings Corp.	1,200	20,706

Total Independent Power & Renewable Electricity Producers		26,955

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	4,800	18,996
Nisshinbo Holdings, Inc.(a)	11,700	96,330
Noritsu Koki Co. Ltd.(a)	1,100	17,657
TOKAI Holdings Corp.	10,700	66,701

Total Industrial Conglomerates		199,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Interactive Media & Services - 0.1%
Infocom Corp.	2,200	$34,491

IT Services - 2.0%
Comture Corp.	1,100	15,754
Digital Garage, Inc.	800	21,227
DTS Corp.	3,200	74,944
Future Corp.(a)	4,700	55,508
I-Net Corp.	2,200	25,100
Ines Corp.	2,200	22,832
Information Services International-Dentsu Ltd.(a)	2,900	101,124
JBCC Holdings, Inc.	1,600	28,262
Mitsubishi Research Institute, Inc.	700	26,589
NEC Networks & System Integration Corp.	7,300	100,206
NET One Systems Co. Ltd.	3,400	74,076
NSD Co. Ltd.	5,700	113,775
SB Technology Corp.	1,400	25,271
Simplex Holdings, Inc.	1,300	23,511
TDC Soft, Inc.	1,700	21,171
Uchida Yoko Co. Ltd.	600	24,160

Total IT Services		753,510

Leisure Products - 1.0%
Furyu Corp.	1,500	13,658
GLOBERIDE, Inc.	1,200	18,747
Mizuno Corp.	1,900	48,770
Roland Corp.(a)	1,700	48,577
Sankyo Co. Ltd.	3,600	144,961
Tomy Co. Ltd.	5,100	63,867
Yonex Co. Ltd.(a)	1,400	13,415

Total Leisure Products		351,995

Life Sciences Tools & Services - 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	1,700	25,053

Machinery - 6.1%
Aichi Corp.(a)	3,600	21,744
Aida Engineering Ltd.	3,400	22,112
Anest Iwata Corp.	3,700	30,207
Asahi Diamond Industrial Co. Ltd.	4,100	24,566
Bando Chemical Industries Ltd.	4,600	45,830
CKD Corp.	4,600	74,792
DMG Mori Co. Ltd.(a)	7,700	132,546
Fujitec Co. Ltd.(a)	3,300	83,816
Furukawa Co. Ltd.	2,800	30,376
Giken Ltd.	1,000	14,066
Glory Ltd.	2,900	57,856
Hitachi Zosen Corp.	3,535	23,210
Hokuetsu Industries Co. Ltd.	2,200	21,355
Hosokawa Micron Corp.	900	21,825
Japan Steel Works Ltd.(a)	2,303	49,013
Kitz Corp.(a)	7,700	57,803
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	32,373
Makino Milling Machine Co. Ltd.	1,000	38,607
Max Co. Ltd.	3,300	60,253
Meidensha Corp.	1,900	26,265
METAWATER Co. Ltd.(a)	2,300	29,185
Mitsuboshi Belting Ltd.	5,100	155,433
Morita Holdings Corp.	2,100	22,579
Nachi-Fujikoshi Corp.(a)	1,600	45,165
Nikkiso Co. Ltd.	2,600	16,334
Nikko Co. Ltd.	4,900	22,138
Nippon Thompson Co. Ltd.	4,700	19,251
Nissei ASB Machine Co. Ltd.	700	19,833
Nitta Corp.	2,600	54,866
Nitto Kohki Co. Ltd.	1,600	21,874
Noritake Co. Ltd.	1,300	49,109
NTN Corp.	8,200	17,213
Obara Group, Inc.(a)	1,100	31,660
Oiles Corp.	2,700	37,230
OKUMA Corp.	1,300	69,122
Organo Corp.(a)	1,900	55,672
OSG Corp.	5,400	76,908
Ryobi Ltd.(a)	1,900	26,856
Shibaura Machine Co. Ltd.	1,200	40,226
Shibuya Corp.(a)	1,300	23,673
Shinmaywa Industries Ltd.	4,500	42,031
Shinwa Co. Ltd.	1,400	22,714
Sodick Co. Ltd.(a)	5,000	24,631
Star Micronics Co. Ltd.(a)	3,300	41,006
Takeuchi Manufacturing Co. Ltd.	2,600	79,690
Takuma Co. Ltd.	4,000	40,848
Teikoku Electric Manufacturing Co. Ltd.	1,400	26,308
Tocalo Co. Ltd.	5,900	61,353
Torishima Pump Manufacturing Co. Ltd.	2,500	32,812
Tsubakimoto Chain Co.	3,400	86,214
Tsugami Corp.	3,000	28,623
Union Tool Co.(a)	1,100	24,544
YAMABIKO Corp.(a)	4,100	44,167

Total Machinery		2,257,883

Marine Transportation - 0.4%
Iino Kaiun Kaisha Ltd.	14,200	83,215
NS United Kaiun Kaisha Ltd.(a)	3,200	75,829

Total Marine Transportation		159,044

Media - 0.8%
Carta Holdings, Inc.(a)	1,700	14,503
Digital Holdings, Inc.	3,500	25,087
FAN Communications, Inc.	6,200	17,159
Gakken Holdings Co. Ltd.	2,200	13,151
Intage Holdings, Inc.(a)	2,500	28,263
Macromill, Inc.	2,000	11,637
Proto Corp.	2,400	18,863
SKY Perfect JSAT Holdings, Inc.	25,500	100,740
ValueCommerce Co. Ltd.	1,400	13,038
Wowow, Inc.	2,600	20,561
Zenrin Co. Ltd.	4,200	26,763

Total Media		289,765

Metals & Mining - 4.9%
Asahi Holdings, Inc.	6,100	81,919
Daido Steel Co. Ltd.	3,700	153,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Daiki Aluminium Industry Co. Ltd.	3,800	$36,702
Dowa Holdings Co. Ltd.	3,300	103,794
Hakudo Co. Ltd.(a)	1,400	22,666
Kobe Steel Ltd.	50,700	463,205
Kyoei Steel Ltd.	2,200	30,838
Maruichi Steel Tube Ltd.	6,600	150,462
Mitsubishi Materials Corp.	6,600	117,972
Mitsui Mining & Smelting Co. Ltd.	5,100	116,760
Nakayama Steel Works Ltd.(a)	4,800	27,896
Neturen Co. Ltd.	5,500	36,988
Nippon Denko Co. Ltd.(a)	17,300	33,634
Nippon Light Metal Holdings Co. Ltd.	6,000	60,110
Nippon Yakin Kogyo Co. Ltd.(a)	1,500	42,187
Nittetsu Mining Co. Ltd.	1,400	43,346
Sanyo Special Steel Co. Ltd.	4,600	90,291
Toho Titanium Co. Ltd.(a)	1,800	21,719
Toho Zinc Co. Ltd.	900	10,505
Tokyo Steel Manufacturing Co. Ltd.	9,600	90,198
Topy Industries Ltd.(a)	1,900	29,748
UACJ Corp.	3,300	62,080

Total Metals & Mining		1,826,027

Oil, Gas & Consumable Fuels - 1.2%
Cosmo Energy Holdings Co. Ltd.	9,900	269,188
Fuji Oil Co. Ltd.(a)	8,500	16,114
Itochu Enex Co. Ltd.	7,800	68,375
Sala Corp.	5,200	28,206
San-Ai Obbli Co. Ltd.	4,200	44,111

Total Oil, Gas & Consumable Fuels		425,994

Paper & Forest Products - 0.4%
Daiken Corp.	2,900	45,947
Daio Paper Corp.(a)	6,000	46,930
Hokuetsu Corp.(a)	6,700	40,144
Tokushu Tokai Paper Co. Ltd.	1,200	26,734

Total Paper & Forest Products		159,755

Personal Care Products - 0.5%
Mandom Corp.	2,200	22,010
Milbon Co. Ltd.(a)	800	27,199
Noevir Holdings Co. Ltd.	3,300	124,890

Total Personal Care Products		174,099

Pharmaceuticals - 1.5%
Fuji Pharma Co. Ltd.	2,300	18,507
Hisamitsu Pharmaceutical Co., Inc.	3,400	88,684
JCR Pharmaceuticals Co. Ltd.(a)	2,300	20,194
Kaken Pharmaceutical Co. Ltd.	3,000	74,764
Kyorin Pharmaceutical Co. Ltd.	4,700	56,939
Mochida Pharmaceutical Co. Ltd.	2,700	61,459
Sawai Group Holdings Co. Ltd.	2,300	57,685
Seikagaku Corp.	3,700	19,276
Torii Pharmaceutical Co. Ltd.(a)	800	20,037
Towa Pharmaceutical Co. Ltd.	2,600	31,858
Tsumura & Co.	4,100	75,527
ZERIA Pharmaceutical Co. Ltd.	2,500	42,256

Total Pharmaceuticals		567,186

Professional Services - 2.6%
Altech Corp.	1,950	40,272
Bell System24 Holdings, Inc.*	8,100	76,105
Dip Corp.	1,500	37,102
en Japan, Inc.	2,100	36,004
Forum Engineering, Inc.	3,700	31,513
FULLCAST Holdings Co. Ltd.(a)	1,800	27,186
Funai Soken Holdings, Inc.(a)	2,540	44,672
IR Japan Holdings Ltd.	1,400	15,769
JAC Recruitment Co. Ltd.	2,800	50,272
LIKE, Inc.	1,300	15,137
Meitec Corp.	6,100	104,413
Nomura Co. Ltd.	4,200	28,623
Open Up Group, Inc.(a)	3,800	55,133
Pasona Group, Inc.	1,200	13,807
Quick Co. Ltd.	1,300	20,921
Space Co. Ltd.	2,800	20,050
Tanseisha Co. Ltd.	2,700	14,720
TechnoPro Holdings, Inc.(a)	3,300	70,847
TKC Corp.	2,000	53,759
Transcosmos, Inc.(a)	5,600	138,126
Weathernews, Inc.	500	22,970
Will Group, Inc.	2,200	16,759
World Holdings Co. Ltd.(a)	1,000	18,708
YAMADA Consulting Group Co. Ltd.	1,800	20,113

Total Professional Services		972,981

Real Estate Management & Development - 1.8%
Arealink Co. Ltd.	1,200	20,598
Dear Life Co. Ltd.	7,000	39,375
Goldcrest Co. Ltd.(a)	3,200	39,719
Good Com Asset Co. Ltd.	3,100	17,952
Grandy House Corp.	6,300	25,325
Heiwa Real Estate Co. Ltd.	2,500	65,641
Ichigo, Inc.	18,100	34,438
Japan Property Management Center Co. Ltd.	3,300	25,001
JINUSHI Co. Ltd.(a)	1,500	19,718
Katitas Co. Ltd.	1,900	32,575
Keihanshin Building Co. Ltd.	2,600	20,741
Loadstar Capital KK	1,400	16,302
Mirarth Holdings, Inc.	14,400	44,136
Nisshin Group Holdings Co. Ltd.	7,900	28,204
SAMTY Co. Ltd.(a)	3,200	49,549
Star Mica Holdings Co. Ltd.	3,000	13,554
Starts Corp., Inc.(a)	4,200	85,520
Sun Frontier Fudousan Co. Ltd.	5,000	49,365
Tosei Corp.	3,300	39,819

Total Real Estate Management & Development		667,532

Semiconductors & Semiconductor Equipment - 2.2%
Ferrotec Holdings Corp.	1,700	42,754
Furuya Metal Co. Ltd.(a)	500	41,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Japan Material Co. Ltd.	1,600	$26,446
MegaChips Corp.	600	15,443
Micronics Japan Co. Ltd.	3,200	44,280
Mimasu Semiconductor Industry Co. Ltd.	1,300	27,973
Mitsui High-Tec, Inc.(a)	700	47,317
Optorun Co. Ltd.	1,500	25,146
Rorze Corp.(a)	300	24,098
Shibaura Mechatronics Corp.	500	76,902
Shindengen Electric Manufacturing Co. Ltd.	700	15,764
Tokyo Seimitsu Co. Ltd.(a)	5,000	274,328
Towa Corp.	1,200	21,263
Ulvac, Inc.(a)	1,900	80,083
Yamaichi Electronics Co. Ltd.	3,600	58,931

Total Semiconductors & Semiconductor Equipment		821,929

Software - 0.8%
Computer Engineering & Consulting Ltd.	2,500	31,083
Cresco Ltd.	1,700	24,841
Cybernet Systems Co. Ltd.(a)	2,000	11,610
Fuji Soft, Inc.	2,400	76,881
Justsystems Corp.	700	19,411
Miroku Jyoho Service Co. Ltd.	2,600	28,206
SRA Holdings	1,100	24,696
Systena Corp.	14,500	29,294
UNITED, Inc.	3,600	22,018
WingArc1st, Inc.(a)	1,800	29,453

Total Software		297,493

Specialty Retail - 3.7%
Adastria Co. Ltd.	2,422	51,277
Alpen Co. Ltd.(a)	1,700	23,230
AOKI Holdings, Inc.	2,800	16,990
Aoyama Trading Co. Ltd.	2,000	18,224
Arclands Corp.	2,000	21,780
Autobacs Seven Co. Ltd.	8,500	89,978
Bic Camera, Inc.(a)	4,400	32,513
DCM Holdings Co. Ltd.	7,900	66,683
EDION Corp.(a)	10,300	103,688
Honeys Holdings Co. Ltd.(a)	2,600	31,714
IDOM, Inc.	4,800	29,092
Joshin Denki Co. Ltd.	2,100	28,477
Joyful Honda Co. Ltd.(a)	4,200	49,254
K’s Holdings Corp.	21,900	190,234
Keiyo Co. Ltd.	2,800	15,517
Kohnan Shoji Co. Ltd.	1,600	38,745
Kojima Co. Ltd.(a)	3,600	14,795
Komeri Co. Ltd.	2,500	50,749
Nafco Co. Ltd.	1,600	21,000
Nextage Co. Ltd.(a)	1,200	23,139
Nishimatsuya Chain Co. Ltd.(a)	2,200	25,922
Nojima Corp.	3,700	34,969
PAL GROUP Holdings Co. Ltd.	3,000	80,638
Sanrio Co. Ltd.	1,200	51,201
Scroll Corp.	8,200	54,861
T-Gaia Corp.	4,300	51,528
VT Holdings Co. Ltd.	14,354	54,323
World Co. Ltd.	2,000	22,818
Xebio Holdings Co. Ltd.	4,000	30,083
Yellow Hat Ltd.	4,300	55,068

Total Specialty Retail		1,378,490

Technology Hardware, Storage & Peripherals - 0.7%
Eizo Corp.	1,200	39,271
Elecom Co. Ltd.	4,100	41,245
MCJ Co. Ltd.	5,600	38,784
Riso Kagaku Corp.	1,700	28,499
Roland DG Corp.	1,400	35,113
Toshiba TEC Corp.	1,000	28,505
Wacom Co. Ltd.	8,900	36,207

Total Technology Hardware, Storage & Peripherals		247,624

Textiles, Apparel & Luxury Goods - 1.0%
Baroque Japan Ltd.(a)	4,500	26,993
Descente Ltd.	1,000	28,263
Fujibo Holdings, Inc.	1,100	24,240
Gunze Ltd.	1,200	36,822
Japan Wool Textile Co. Ltd.	4,300	30,941
Kurabo Industries Ltd.	2,500	39,247
Morito Co. Ltd.	3,000	21,981
Onward Holdings Co. Ltd.	16,739	46,093
Seiko Group Corp.(a)	2,100	37,747
Wacoal Holdings Corp.	3,300	65,995
Yondoshi Holdings, Inc.	2,200	27,353

Total Textiles, Apparel & Luxury Goods		385,675

Trading Companies & Distributors - 2.9%
Advan Group Co. Ltd.	3,300	21,119
Alconix Corp.	1,900	18,049
Chori Co. Ltd.	2,200	44,994
Daiichi Jitsugyo Co. Ltd.	600	23,621
Hanwa Co. Ltd.	1,800	56,353
Inaba Denki Sangyo Co. Ltd.	4,400	99,699
Inabata & Co. Ltd.	4,700	104,871
JK Holdings Co. Ltd.	2,300	15,579
Kamei Corp.	2,600	26,569
Kanaden Corp.	2,100	18,816
Kanamoto Co. Ltd.	2,200	33,365
Kanematsu Corp.	6,100	84,704
KPP Group Holdings Co. Ltd.	3,300	14,475
MARUKA FURUSATO Corp.	1,200	18,905
Mitsui Matsushima Holdings Co. Ltd., Class C(a)	1,400	25,184
Nagase & Co. Ltd.	4,800	79,355
Nichiden Corp.	1,600	26,546
Nishio Holdings Co. Ltd.	2,100	49,254
Onoken Co. Ltd.	2,900	32,123
Seika Corp.	1,300	17,710
Shinsho Corp.	1,400	56,083
Totech Corp.	1,600	53,025
Trusco Nakayama Corp.(a)	1,600	25,173
Wakita & Co. Ltd.(a)	3,300	29,522
Yamazen Corp.	6,000	45,871
Yuasa Trading Co. Ltd.	1,800	54,610

Total Trading Companies & Distributors		1,075,575

Transportation Infrastructure - 0.4%
Mitsubishi Logistics Corp.	4,300	105,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

Investments	Shares	Value
Nissin Corp.	1,600	$27,774

Total Transportation Infrastructure		133,359

Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	3,800	78,875

TOTAL COMMON STOCKS (Cost: $36,736,960)		36,778,003

RIGHTS - 0.0%
Japan - 0.0%
Tess Holdings Co. Ltd., expiring 8/24/23* (Cost: $3,626)	1,400	4,988

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.8%

United States - 8.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $3,252,700)	3,252,700	3,252,700

TOTAL INVESTMENTS IN SECURITIES - 108.3% (Cost: $39,993,286)		40,035,691
Other Assets less Liabilities - (8.3)%		(3,060,134)

NET ASSETS - 100.0%		$36,975,557

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,102,398 and the total market value of the collateral held by the Fund was $6,447,411. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,194,711.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	7/6/2023	1,267,313,493	JPY	8,769,401	USD	$106	$—
Barclays Bank PLC	7/6/2023	6,309,652	USD	876,895,875	JPY	241,742	—
Barclays Bank PLC	7/6/2023	5,047,721	USD	702,553,923	JPY	186,215	—
Barclays Bank PLC	8/3/2023	9,256,707	USD	1,332,126,224	JPY	—	(292)
Citibank NA	7/6/2023	1,267,309,397	JPY	8,769,403	USD	76	—
Citibank NA	7/6/2023	6,309,652	USD	876,908,494	JPY	241,654	—
Citibank NA	8/3/2023	9,256,707	USD	1,332,119,744	JPY	—	(247)
Goldman Sachs	7/6/2023	36,765,257	JPY	256,438	USD	—	(2,031)
Goldman Sachs	7/6/2023	5,047,721	USD	723,686,661	JPY	39,982	—
JP Morgan Chase Bank NA	7/6/2023	1,267,311,151	JPY	8,769,403	USD	88	—
JP Morgan Chase Bank NA	8/3/2023	9,256,707	USD	1,332,124,373	JPY	—	(279)
Royal Bank of Canada	7/6/2023	1,267,322,946	JPY	8,769,403	USD	170	—
Royal Bank of Canada	7/6/2023	6,309,650	USD	876,922,709	JPY	241,554	—
Royal Bank of Canada	8/3/2023	9,256,707	USD	1,332,141,451	JPY	—	(397)
Standard Chartered Bank	7/6/2023	6,309,652	USD	876,915,434	JPY	241,606	—

						$1,193,193	$(3,246)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$2,095,598	$33,639	$—	$2,129,237
Other	34,648,766	—	—	34,648,766
Rights	4,988	—	—	4,988
Investment of Cash Collateral for Securities Loaned	—	3,252,700	—	3,252,700

Total Investments in Securities	$36,749,352	$3,286,339	$—	$40,035,691

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,193,193	$—	$1,193,193
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,246)	$—	$(3,246)

Total - Net	$36,749,352	$4,476,286	$—	$41,225,638

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 98.9%

Japan - 98.9%

Air Freight & Logistics - 1.2%
AIT Corp.	10,800	$139,208
AZ-COM MARUWA Holdings, Inc.(a)	14,000	187,041
Hamakyorex Co. Ltd.	5,700	150,846
Konoike Transport Co. Ltd.	12,900	147,265
Mitsui-Soko Holdings Co. Ltd.	13,700	331,279
Sankyu, Inc.	11,300	371,207
SBS Holdings, Inc.	6,000	132,425
Senko Group Holdings Co. Ltd.	57,956	415,017
Shibusawa Warehouse Co. Ltd.	8,800	169,991
Trancom Co. Ltd.	1,300	59,183

Total Air Freight & Logistics		2,103,462

Automobile Components - 5.3%
Aisan Industry Co. Ltd.	21,200	171,612
Daido Metal Co. Ltd.(a)	31,800	108,028
Daikyonishikawa Corp.	29,200	159,803
Eagle Industry Co. Ltd.	29,200	352,739
Exedy Corp.	32,525	544,127
Fujikura Composites, Inc.(a)	11,800	79,845
FuKoKu Co. Ltd.	13,900	134,350
Futaba Industrial Co. Ltd.	30,200	110,115
G-Tekt Corp.	15,200	181,094
H-One Co. Ltd.	12,100	62,453
KYB Corp.	12,400	432,394
Musashi Seimitsu Industry Co. Ltd.	17,900	218,339
NHK Spring Co. Ltd.	111,700	810,305
Nihon Tokushu Toryo Co. Ltd.	14,800	109,463
NOK Corp.	65,100	945,636
Pacific Industrial Co. Ltd.	20,600	184,714
Piolax, Inc.(a)	14,100	211,498
Press Kogyo Co. Ltd.	71,000	301,124
Riken Corp.	9,400	203,238
Seiren Co. Ltd.(a)	9,511	161,878
Shoei Co. Ltd.	13,000	239,070
Sumitomo Riko Co. Ltd.	20,900	123,345
Sumitomo Rubber Industries Ltd.(a)	78,200	754,217
Suncall Corp.(a)	15,100	54,953
T RAD Co. Ltd.	4,900	62,515
Tachi-S Co. Ltd.	19,100	204,301
Tokai Rika Co. Ltd.	32,558	479,129
Topre Corp.	7,900	86,688
Toyo Tire Corp.(a)	63,900	841,994
Toyoda Gosei Co. Ltd.	26,400	497,186
TPR Co. Ltd.	12,900	151,103
TS Tech Co. Ltd.	42,900	538,420

Total Automobile Components		9,515,676

Automobiles - 0.1%
Nissan Shatai Co. Ltd.	19,700	114,355

Banks - 7.8%
77 Bank Ltd.	40,100	710,250
Akita Bank Ltd.	10,500	121,393
Aozora Bank Ltd.(a)	58,300	1,078,793
Awa Bank Ltd.	8,075	110,900
Bank of Iwate Ltd.	11,200	158,544
Bank of Nagoya Ltd.	9,569	219,140
Bank of Saga Ltd.	12,600	144,800
Bank of the Ryukyus Ltd.	23,908	151,022
Daishi Hokuetsu Financial Group, Inc.	17,255	370,684
Ehime Bank Ltd.	16,499	91,893
FIDEA Holdings Co. Ltd.(a)	15,880	150,411
First Bank of Toyama Ltd.	32,800	167,478
Fukui Bank Ltd.	4,548	45,375
Gunma Bank Ltd.	121,300	443,456
Hachijuni Bank Ltd.	159,800	690,346
Hirogin Holdings, Inc.	106,900	603,524
Hokkoku Financial Holdings, Inc.(a)	4,362	125,245
Hokuhoku Financial Group, Inc.	38,100	303,013
Hyakugo Bank Ltd.	74,400	215,167
Hyakujushi Bank Ltd.	15,200	194,660
Juroku Financial Group, Inc.	14,600	313,647
Keiyo Bank Ltd.	47,842	176,095
Kiyo Bank Ltd.	16,890	172,482
Kyushu Financial Group, Inc.(a)	121,700	510,764
Mebuki Financial Group, Inc.	321,400	759,610
Miyazaki Bank Ltd.	6,000	96,682
Musashino Bank Ltd.(a)	13,000	195,537
Nanto Bank Ltd.	10,300	173,525
Nishi-Nippon Financial Holdings, Inc.	60,400	532,812
North Pacific Bank Ltd.	121,615	238,964
Ogaki Kyoritsu Bank Ltd.	11,042	140,723
Oita Bank Ltd.	7,200	107,700
Okinawa Financial Group, Inc.	5,680	81,466
Procrea Holdings, Inc.(a)	5,362	75,532
San ju San Financial Group, Inc.	17,400	190,090
San-In Godo Bank Ltd.	100,300	559,323
Senshu Ikeda Holdings, Inc.(a)	182,240	293,783
Seven Bank Ltd.	571,900	1,120,178
Shiga Bank Ltd.	25,184	470,452
Shikoku Bank Ltd.	22,900	135,465
Suruga Bank Ltd.	29,700	118,566
Toho Bank Ltd.	112,500	175,909
Tokyo Kiraboshi Financial Group, Inc.	16,000	344,830
TOMONY Holdings, Inc.	42,677	107,774
Towa Bank Ltd.(a)	26,900	99,013
Yamagata Bank Ltd.(a)	14,300	103,192
Yamaguchi Financial Group, Inc.	72,100	482,080
Yamanashi Chuo Bank Ltd.(a)	16,400	140,813

Total Banks		14,013,101

Beverages - 0.8%
Coca-Cola Bottlers Japan Holdings, Inc.(a)	64,700	682,207
Sapporo Holdings Ltd.	7,598	194,767
Takara Holdings, Inc.	58,811	475,460

Total Beverages		1,352,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
Biotechnology - 0.1%
Takara Bio, Inc.	20,100	$229,182

Broadline Retail - 1.0%
ASKUL Corp.	16,630	230,117
Belluna Co. Ltd.	17,984	88,467
Izumi Co. Ltd.	15,900	376,887
J. Front Retailing Co. Ltd.	56,100	535,053
Mr. Max Holdings Ltd.	9,800	42,784
Seria Co. Ltd.	18,500	293,881
Takashimaya Co. Ltd.(a)	19,900	277,156

Total Broadline Retail		1,844,345

Building Products - 1.7%
Bunka Shutter Co. Ltd.(a)	21,300	163,138
Central Glass Co. Ltd.	9,786	208,537
Nichias Corp.	29,013	600,193
Nichiha Corp.	10,700	227,644
Nitto Boseki Co. Ltd.(a)	6,400	101,268
Noritz Corp.	9,500	116,601
Okabe Co. Ltd.(a)	22,200	112,739
Sanwa Holdings Corp.	58,200	751,182
Shin Nippon Air Technologies Co. Ltd.	6,800	107,739
Sinko Industries Ltd.	8,200	118,460
Takara Standard Co. Ltd.	23,231	295,259
Takasago Thermal Engineering Co. Ltd.	15,772	262,985

Total Building Products		3,065,745

Capital Markets - 1.2%
Ichiyoshi Securities Co. Ltd.(a)	28,688	120,083
IwaiCosmo Holdings, Inc.	19,000	188,639
Marusan Securities Co. Ltd.	27,800	84,822
Matsui Securities Co. Ltd.(a)	113,300	622,411
Monex Group, Inc.	72,194	275,719
Okasan Securities Group, Inc.(a)	78,400	258,739
SBI Global Asset Management Co. Ltd.	41,444	146,811
Sparx Group Co. Ltd.(a)	16,600	175,493
Tokai Tokyo Financial Holdings, Inc.	115,100	304,205

Total Capital Markets		2,176,922

Chemicals - 10.4%
ADEKA Corp.	30,125	570,152
Aica Kogyo Co. Ltd.	20,015	437,177
Asahi Yukizai Corp.(a)	6,600	199,322
C Uyemura & Co. Ltd.	6,800	385,789
Chugoku Marine Paints Ltd.	18,300	153,455
CI Takiron Corp.	23,900	95,081
Daicel Corp.	104,700	931,568
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,542	109,215
Denka Co. Ltd.	32,900	617,437
DIC Corp.(a)	31,000	560,010
DKS Co. Ltd.	5,400	65,980
Fujimi, Inc.	32,700	799,768
Fujimori Kogyo Co. Ltd.	5,000	123,672
Fuso Chemical Co. Ltd.	5,800	180,579
Harima Chemicals Group, Inc.	13,600	82,709
Ishihara Sangyo Kaisha Ltd.	18,300	165,610
JCU Corp.	5,300	124,676
JSP Corp.	9,823	127,022
Kaneka Corp.	17,300	481,290
Kanto Denka Kogyo Co. Ltd.	12,300	83,569
KeePer Technical Laboratory Co. Ltd.(a)	2,100	70,903
KH Neochem Co. Ltd.(a)	14,700	237,991
Konishi Co. Ltd.	11,200	177,219
Kumiai Chemical Industry Co. Ltd.	30,124	233,430
Kureha Corp.	4,664	264,928
Lintec Corp.	39,865	626,377
MEC Co. Ltd.(a)	3,200	78,043
Moriroku Holdings Co. Ltd.	9,300	133,579
Nihon Nohyaku Co. Ltd.(a)	19,200	94,848
Nihon Parkerizing Co. Ltd.	49,900	369,067
Nippon Chemical Industrial Co. Ltd.(a)	5,700	74,536
Nippon Kayaku Co. Ltd.	79,800	677,998
Nippon Pillar Packing Co. Ltd.	14,400	463,279
Nippon Shokubai Co. Ltd.	17,600	653,904
Nippon Soda Co. Ltd.	16,218	580,116
Osaka Organic Chemical Industry Ltd.	5,500	110,164
Osaka Soda Co. Ltd.(a)	7,700	289,279
Riken Technos Corp.	22,600	102,262
Sakai Chemical Industry Co. Ltd.	10,100	130,604
Sakata INX Corp.	14,100	118,236
Sanyo Chemical Industries Ltd.	7,335	215,176
Shikoku Kasei Holdings Corp.	10,100	105,168
Shin-Etsu Polymer Co. Ltd.	25,400	267,119
Sumitomo Bakelite Co. Ltd.	12,518	516,795
T Hasegawa Co. Ltd.	10,300	244,432
Taiyo Holdings Co. Ltd.	20,882	384,887
Takasago International Corp.(a)	6,800	127,028
Tayca Corp.	6,300	59,890
Teijin Ltd.	64,700	645,277
Toagosei Co. Ltd.(a)	50,100	446,458
Tokai Carbon Co. Ltd.(a)	59,000	538,015
Tokuyama Corp.	22,500	368,708
Tokyo Ohka Kogyo Co. Ltd.(a)	14,400	873,853
Toyo Ink SC Holdings Co. Ltd.(a)	22,902	344,635
Toyobo Co. Ltd.	21,953	156,368
UBE Corp.	43,293	739,996
Valqua Ltd.(a)	12,437	337,740
Zeon Corp.	48,200	463,375

Total Chemicals		18,615,764

Commercial Services & Supplies - 1.4%
Aeon Delight Co. Ltd.	9,200	195,413
Daiseki Co. Ltd.	5,188	145,552
Inui Global Logistics Co. Ltd.(a)	28,300	255,715
Japan Elevator Service Holdings Co. Ltd.	6,000	78,085
Kokuyo Co. Ltd.(a)	28,300	386,803
Matsuda Sangyo Co. Ltd.	4,600	72,214
Mitsubishi Pencil Co. Ltd.(a)	10,700	123,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
Nippon Kanzai Holdings Co. Ltd.	10,400	$186,579
Nippon Parking Development Co. Ltd., Class C(a)	79,100	122,589
Okamura Corp.	22,176	292,284
Pilot Corp.(a)	6,300	198,544
Prestige International, Inc.	15,500	65,202
Sato Holdings Corp.	10,438	140,680
Studio Alice Co. Ltd.(a)	6,200	95,229
TRE Holdings Corp.	9,300	79,723

Total Commercial Services & Supplies		2,438,539

Construction & Engineering - 5.8%
Asanuma Corp.	11,500	259,384
CTI Engineering Co. Ltd.	3,400	86,332
Dai-Dan Co. Ltd.	5,300	99,814
Daiho Corp.	11,800	315,951
EXEO Group, Inc.	39,900	797,531
Fudo Tetra Corp.	11,700	148,218
Hazama Ando Corp.(a)	58,200	432,871
INFRONEER Holdings, Inc.	77,073	722,551
JDC Corp.	23,200	91,814
Kandenko Co. Ltd.	42,838	342,917
Kumagai Gumi Co. Ltd.	13,200	281,288
Kyudenko Corp.	16,790	448,399
MIRAIT ONE Corp.	31,300	392,076
Nippon Koei Co. Ltd.*(a)	6,700	173,370
Nippon Road Co. Ltd.	2,100	135,704
Nishimatsu Construction Co. Ltd.(a)	28,307	685,471
Nittoc Construction Co. Ltd.	25,300	180,295
Okumura Corp.(a)	15,770	444,072
Oriental Shiraishi Corp.	68,700	146,398
Penta-Ocean Construction Co. Ltd.	60,893	325,288
PS Mitsubishi Construction Co. Ltd.	25,900	136,368
Raito Kogyo Co. Ltd.	16,800	230,377
Raiznext Corp.	15,200	155,539
Sanki Engineering Co. Ltd.	34,800	364,288
Shinnihon Corp.	25,600	224,588
Sumitomo Mitsui Construction Co. Ltd.	46,060	117,911
Taihei Dengyo Kaisha Ltd.	6,800	199,952
Taikisha Ltd.	9,365	265,655
Takamatsu Construction Group Co. Ltd.(a)	5,800	103,853
Tekken Corp.	10,300	146,731
Tess Holdings Co. Ltd.(a)	6,200	39,250
Toa Corp.(a)	5,600	120,497
Tobishima Corp.	16,800	147,269
Toda Corp.	86,349	482,720
Tokyo Energy & Systems, Inc.	12,000	80,866
Tokyu Construction Co. Ltd.	22,800	117,206
Totetsu Kogyo Co. Ltd.	10,579	195,939
Toyo Construction Co. Ltd.	22,500	169,215
Wakachiku Construction Co. Ltd.	5,100	112,032
Yokogawa Bridge Holdings Corp.	14,600	255,059
Yondenko Corp.	7,100	110,134
Yurtec Corp.	14,800	88,164

Total Construction & Engineering		10,373,357

Construction Materials - 0.6%
Sumitomo Osaka Cement Co. Ltd.	10,540	277,328
Taiheiyo Cement Corp.	34,400	675,814
Yotai Refractories Co. Ltd.	10,400	103,831

Total Construction Materials		1,056,973

Consumer Finance - 0.0%
J Trust Co. Ltd.(a)	16,600	49,386

Consumer Staples Distribution & Retail - 1.9%
Aeon Hokkaido Corp.(a)	12,400	74,639
Ain Holdings, Inc.	2,500	87,782
Arcs Co. Ltd.	21,894	372,335
Belc Co. Ltd.	2,400	106,438
Create SD Holdings Co. Ltd.	9,300	228,100
Fuji Co. Ltd.(a)	10,600	133,330
G-7 Holdings, Inc.(a)	10,000	90,635
H2O Retailing Corp.	22,600	229,854
Heiwado Co. Ltd.	7,163	106,552
Kato Sangyo Co. Ltd.	11,916	325,240
Life Corp.	12,200	257,446
Mitsubishi Shokuhin Co. Ltd.	15,800	405,016
Qol Holdings Co. Ltd.	12,300	147,394
San-A Co. Ltd.	3,300	103,885
United Super Markets Holdings, Inc.	21,700	166,952
Valor Holdings Co. Ltd.	16,591	229,004
Yaoko Co. Ltd.(a)	4,400	219,795
Yokorei Co. Ltd.(a)	11,600	93,901

Total Consumer Staples Distribution & Retail		3,378,298

Containers & Packaging - 0.5%
FP Corp.	9,300	188,303
Fuji Seal International, Inc.	9,610	100,997
Pack Corp.(a)	5,200	107,537
Rengo Co. Ltd.	61,400	376,340
Tomoku Co. Ltd.	9,900	141,854

Total Containers & Packaging		915,031

Distributors - 0.5%
Arata Corp.	3,900	126,551
Doshisha Co. Ltd.	10,600	169,779
Happinet Corp.	9,300	142,651
PALTAC Corp.	10,200	336,695
Yamae Group Holdings Co. Ltd.	4,900	106,282

Total Distributors		881,958

Diversified Consumer Services - 0.4%
Asante, Inc.	4,500	53,022
Aucnet, Inc.(a)	7,100	83,706
Benesse Holdings, Inc.	20,500	260,975
Riso Kyoiku Co. Ltd.	72,900	132,651
Tokyo Individualized Educational Institute, Inc.(a)	34,600	123,524

Total Diversified Consumer Services		653,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	21,400	$291,680
Usen-Next Holdings Co. Ltd.	3,900	91,068

Total Diversified Telecommunication Services		382,748

Electrical Equipment - 1.6%
Daihen Corp.	7,000	268,309
Fujikura Ltd.	36,000	299,512
Furukawa Electric Co. Ltd.	14,500	254,516
GS Yuasa Corp.	13,300	258,482
Idec Corp.	10,336	235,632
Mabuchi Motor Co. Ltd.(a)	15,400	427,047
Nippon Carbon Co. Ltd.	5,300	159,328
Nitto Kogyo Corp.	13,300	327,128
Sanyo Denki Co. Ltd.	2,300	123,327
Sinfonia Technology Co. Ltd.	12,500	148,407
SWCC Corp.	6,500	85,896
Takaoka Toko Co. Ltd.(a)	6,900	102,353
Toyo Tanso Co. Ltd.	4,700	166,493

Total Electrical Equipment		2,856,430

Electronic Equipment, Instruments & Components - 7.4%
Ai Holdings Corp.(a)	19,700	314,851
Alps Alpine Co. Ltd.	48,300	420,058
Amano Corp.	19,035	398,782
Anritsu Corp.	25,900	219,783
Canon Electronics, Inc.(a)	10,700	149,320
Citizen Watch Co. Ltd.	136,000	814,861
Daishinku Corp.	13,600	61,162
Daitron Co. Ltd.	7,800	163,517
Daiwabo Holdings Co. Ltd.	26,395	506,862
Dexerials Corp.(a)	15,300	331,861
Elematec Corp.	23,754	299,277
ESPEC Corp.	6,300	99,468
Hakuto Co. Ltd.	14,534	557,086
Hioki EE Corp.(a)	2,900	187,401
Hochiki Corp.	8,700	107,505
Horiba Ltd.(a)	11,900	677,683
I-PEX, Inc.(a)	8,600	79,791
Innotech Corp.	14,300	160,972
Iriso Electronics Co. Ltd.	3,300	95,095
Japan Aviation Electronics Industry Ltd.(a)	22,500	467,015
Kaga Electronics Co. Ltd.	12,600	555,312
Koa Corp.	9,800	121,843
Kyosan Electric Manufacturing Co. Ltd.	33,500	116,121
Macnica Holdings, Inc.	21,900	900,031
Marubun Corp.	14,400	130,415
Maruwa Co. Ltd.(a)	800	122,988
Maxell Ltd.	13,500	149,351
Meiko Electronics Co. Ltd.(a)	4,400	82,042
Nichicon Corp.	20,300	214,468
Nippon Ceramic Co. Ltd.	9,000	170,056
Nippon Electric Glass Co. Ltd.(a)	57,200	1,001,450
Nippon Signal Co. Ltd.(a)	14,500	107,445
Nissha Co. Ltd.(a)	8,300	96,360
Nohmi Bosai Ltd.	12,191	152,161
Oki Electric Industry Co. Ltd.	30,500	189,708
Optex Group Co. Ltd.(a)	7,300	102,024
Osaki Electric Co. Ltd.	30,200	114,502
Restar Holdings Corp.	11,900	200,728
Riken Keiki Co. Ltd.	4,800	190,625
Ryoden Corp.	13,561	206,415
Ryosan Co. Ltd.	10,800	325,790
Sanshin Electronics Co. Ltd.(a)	8,500	126,028
Satori Electric Co. Ltd.(a)	12,700	148,585
Shibaura Electronics Co. Ltd.	2,300	105,345
Siix Corp.(a)	11,900	128,851
Sumida Corp.	7,100	71,671
Suzuden Corp.	7,500	115,612
Tachibana Eletech Co. Ltd.	10,100	207,192
Tokyo Electron Device Ltd.	3,000	218,563
Tomen Devices Corp.	3,300	115,072
Topcon Corp.	26,200	382,119
Tsuzuki Denki Co. Ltd.	11,100	152,828
Yokowo Co. Ltd.	4,700	60,158

Total Electronic Equipment, Instruments & Components		13,194,209

Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	5,400	127,402

Entertainment - 0.9%
Amuse, Inc.	7,700	96,160
COLOPL, Inc.(a)	33,300	149,756
Daiichikosho Co. Ltd.	25,100	439,708
GungHo Online Entertainment, Inc.	10,200	199,363
Marvelous, Inc.	23,100	107,401
MIXI, Inc.	30,100	557,080

Total Entertainment		1,549,468

Financial Services - 0.3%
eGuarantee, Inc.	5,100	67,572
Financial Partners Group Co. Ltd.	45,300	397,415
Japan Investment Adviser Co. Ltd.	10,500	80,565

Total Financial Services		545,552

Food Products - 3.7%
Ariake Japan Co. Ltd.(a)	4,928	180,809
Chubu Shiryo Co. Ltd.	12,800	93,431
DyDo Group Holdings, Inc.(a)	2,400	83,689
Ezaki Glico Co. Ltd.(a)	11,200	291,982
Fuji Oil Holdings, Inc.	15,500	213,355
Fujicco Co. Ltd.	9,400	122,463
Fujiya Co. Ltd.	5,100	87,050
Hokuto Corp.	6,291	79,783
House Foods Group, Inc.	14,600	323,749
Itoham Yonekyu Holdings, Inc.	67,000	335,614
J-Oil Mills, Inc.(a)	10,300	114,021
Kagome Co. Ltd.	9,800	213,378
Kotobuki Spirits Co. Ltd.	1,700	123,735
Kyokuyo Co. Ltd.	4,200	105,047
Marudai Food Co. Ltd.	8,800	90,414
Maruha Nichiro Corp.	15,432	258,490
Megmilk Snow Brand Co. Ltd.	21,300	287,665
Mitsui DM Sugar Holdings Co. Ltd.	10,198	194,385
Morinaga & Co. Ltd.	15,687	488,947
Morinaga Milk Industry Co. Ltd.	7,800	254,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
Nichirei Corp.	25,200	$537,179
Nippn Corp.	26,883	342,791
Nisshin Oillio Group Ltd.	9,000	212,959
Nissui Corp.	78,100	349,122
Prima Meat Packers Ltd.	14,900	223,704
Riken Vitamin Co. Ltd.	11,400	168,553
S Foods, Inc.	11,100	241,146
Sakata Seed Corp.	5,500	158,491
Showa Sangyo Co. Ltd.(a)	8,500	157,550
Starzen Co. Ltd.	1,300	20,534
Warabeya Nichiyo Holdings Co. Ltd.	6,400	98,124
Yukiguni Maitake Co. Ltd.	14,800	99,837

Total Food Products		6,552,609

Gas Utilities - 0.7%
Hokkaido Gas Co. Ltd.	7,800	126,928
Nippon Gas Co. Ltd.	38,300	535,673
Saibu Gas Holdings Co. Ltd.	13,900	199,073
Shizuoka Gas Co. Ltd.(a)	10,992	88,827
Toho Gas Co. Ltd.	17,900	308,685

Total Gas Utilities		1,259,186

Ground Transportation - 1.1%
Alps Logistics Co. Ltd.(a)	10,000	111,599
Fukuyama Transporting Co. Ltd.	7,611	210,634
Ichinen Holdings Co. Ltd.	11,800	110,624
Maruzen Showa Unyu Co. Ltd.	5,000	135,607
Nikkon Holdings Co. Ltd.(a)	17,160	340,445
Nishi-Nippon Railroad Co. Ltd.(a)	10,500	177,585
Sakai Moving Service Co. Ltd.(a)	4,500	155,516
Seino Holdings Co. Ltd.	36,000	509,358
Sotetsu Holdings, Inc.	9,700	170,162

Total Ground Transportation		1,921,530

Health Care Equipment & Supplies - 1.6%
Eiken Chemical Co. Ltd.	15,970	170,048
Hogy Medical Co. Ltd.	8,400	184,523
Japan Lifeline Co. Ltd.	24,600	175,307
Jeol Ltd.	5,300	186,793
Mani, Inc.	12,500	146,807
Menicon Co. Ltd.(a)	5,200	90,249
Mizuho Medy Co. Ltd.(a)	7,000	102,480
Nagaileben Co. Ltd.	10,826	162,763
Nakanishi, Inc.	16,500	363,026
Nihon Kohden Corp.	12,300	326,956
Nipro Corp.	30,300	213,726
Paramount Bed Holdings Co. Ltd.	15,142	250,490
PHC Holdings Corp.	52,200	556,545

Total Health Care Equipment & Supplies		2,929,713

Health Care Providers & Services - 1.0%
As One Corp.(a)	5,500	216,217
BML, Inc.	11,600	232,345
France Bed Holdings Co. Ltd.	13,600	108,680
H.U. Group Holdings, Inc.	30,500	580,626
Ship Healthcare Holdings, Inc.	11,714	192,890
Solasto Corp.	16,400	75,342
Toho Holdings Co. Ltd.	9,800	179,476
Tokai Corp.	8,600	112,100
Vital KSK Holdings, Inc.(a)	20,700	127,321

Total Health Care Providers & Services		1,824,997

Health Care Technology - 0.0%
EM Systems Co. Ltd.(a)	10,700	58,632

Hotels, Restaurants & Leisure - 1.7%
Arcland Service Holdings Co. Ltd.(a)	5,100	102,999
Create Restaurants Holdings, Inc.(a)	17,700	119,400
Doutor Nichires Holdings Co. Ltd.	11,000	160,356
Food & Life Cos. Ltd.	9,200	178,290
Heiwa Corp.	26,100	451,989
Hiday Hidaka Corp.	5,998	97,356
Ichibanya Co. Ltd.	7,236	272,849
KFC Holdings Japan Ltd.	5,700	112,119
KOMEDA Holdings Co. Ltd.	13,500	253,309
Kura Sushi, Inc.(a)	2,100	44,314
Kyoritsu Maintenance Co. Ltd.(a)	2,000	75,608
MOS Food Services, Inc.(a)	4,000	89,390
Ohsho Food Service Corp.	5,400	250,320
Resorttrust, Inc.	21,708	320,435
Round One Corp.	43,600	171,643
Saizeriya Co. Ltd.	3,500	88,508
St. Marc Holdings Co. Ltd.	10,700	139,399
Tokyotokeiba Co. Ltd.(a)	6,242	169,292

Total Hotels, Restaurants & Leisure		3,097,576

Household Durables - 1.9%
Casio Computer Co. Ltd.	72,200	589,949
Cleanup Corp.	28,800	147,054
ES-Con Japan Ltd.	38,200	217,780
Fuji Corp. Ltd.	21,600	101,025
Hoosiers Holdings Co. Ltd.	20,000	138,375
JVCKenwood Corp.(a)	43,100	147,310
Ki-Star Real Estate Co. Ltd.	8,200	280,264
Pressance Corp.	13,288	185,711
Sanei Architecture Planning Co. Ltd.(a)	14,600	141,419
Sangetsu Corp.	33,600	577,222
Tama Home Co. Ltd.	13,100	299,550
Tamron Co. Ltd.(a)	9,166	254,620
Token Corp.	3,600	185,062
Zojirushi Corp.(a)	14,000	171,446

Total Household Durables		3,436,787

Household Products - 0.4%
Earth Corp.	5,300	185,547
Pigeon Corp.(a)	38,200	524,495

Total Household Products		710,042

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co. Ltd.(a)	4,500	35,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
West Holdings Corp.	5,147	$88,813

Total Independent Power & Renewable Electricity Producers		123,964

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	23,300	92,210
Nisshinbo Holdings, Inc.(a)	55,300	455,302
Noritsu Koki Co. Ltd.	4,700	75,442
TOKAI Holdings Corp.	53,200	331,637

Total Industrial Conglomerates		954,591

Interactive Media & Services - 0.1%
Infocom Corp.	9,500	148,940

IT Services - 2.0%
Comture Corp.	5,000	71,609
Digital Garage, Inc.	4,500	119,400
DTS Corp.	14,882	348,535
Future Corp.	21,900	258,645
I-Net Corp.	13,500	154,022
Ines Corp.	5,600	58,117
Information Services International-Dentsu Ltd.(a)	13,500	470,751
JBCC Holdings, Inc.	8,700	153,673
Mitsubishi Research Institute, Inc.	3,500	132,944
NEC Networks & System Integration Corp.	34,537	474,082
NET One Systems Co. Ltd.	16,500	359,487
NSD Co. Ltd.	26,700	532,947
SB Technology Corp.	4,400	79,424
Simplex Holdings, Inc.	5,900	106,705
TDC Soft, Inc.	9,900	123,292
Uchida Yoko Co. Ltd.	3,200	128,855

Total IT Services		3,572,488

Leisure Products - 1.0%
Furyu Corp.	8,600	78,303
GLOBERIDE, Inc.	5,700	89,048
Mizuno Corp.	8,423	216,206
Roland Corp.(a)	7,900	225,738
Sankyo Co. Ltd.	18,700	752,994
Tomy Co. Ltd.	24,600	308,064
Yonex Co. Ltd.(a)	6,500	62,286

Total Leisure Products		1,732,639

Life Sciences Tools & Services - 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	8,200	120,843

Machinery - 6.2%
Aichi Corp.(a)	22,600	136,505
Aida Engineering Ltd.	16,800	109,261
Anest Iwata Corp.	17,700	144,505
Asahi Diamond Industrial Co. Ltd.	20,200	121,031
Bando Chemical Industries Ltd.	22,700	226,160
CKD Corp.	22,141	359,991
DMG Mori Co. Ltd.(a)	36,500	628,305
Fujitec Co. Ltd.(a)	15,561	395,229
Fukushima Galilei Co. Ltd.(a)	2,600	96,240
Furukawa Co. Ltd.	7,500	81,364
Giken Ltd.	5,500	77,362
Glory Ltd.	13,200	263,342
Hitachi Zosen Corp.	23,600	154,955
Hokuetsu Industries Co. Ltd.	12,300	119,396
Hosokawa Micron Corp.	4,500	109,126
Japan Steel Works Ltd.(a)	10,904	232,059
Juki Corp.	11,400	45,826
Kitz Corp.(a)	36,489	273,917
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,280	159,230
Makino Milling Machine Co. Ltd.	4,900	189,172
Max Co. Ltd.	15,400	281,182
Meidensha Corp.	9,700	134,089
METAWATER Co. Ltd.(a)	11,400	144,654
Mitsuboshi Belting Ltd.(a)	24,746	754,185
Morita Holdings Corp.	10,605	114,022
Nachi-Fujikoshi Corp.(a)	8,200	231,473
Nikkiso Co. Ltd.	12,100	76,015
Nikko Co. Ltd.	31,900	144,122
Nippon Thompson Co. Ltd.	24,300	99,530
Nissei ASB Machine Co. Ltd.	3,200	90,663
Nitta Corp.(a)	12,100	255,336
Nitto Kohki Co. Ltd.	8,800	120,309
Noritake Co. Ltd.	6,300	237,991
NTN Corp.	37,800	79,348
Obara Group, Inc.(a)	4,879	140,427
Oiles Corp.	11,000	151,679
OKUMA Corp.	6,270	333,379
Organo Corp.	9,500	278,358
OSG Corp.	25,600	364,601
Ryobi Ltd.(a)	8,200	115,907
Shibaura Machine Co. Ltd.	5,661	189,764
Shibuya Corp.(a)	6,500	118,366
Shinmaywa Industries Ltd.	18,885	176,392
Shinwa Co. Ltd.	7,400	120,061
Sodick Co. Ltd.(a)	23,900	117,735
Star Micronics Co. Ltd.	16,334	202,967
Takeuchi Manufacturing Co. Ltd.	12,000	367,800
Takuma Co. Ltd.	18,000	183,817
Teikoku Electric Manufacturing Co. Ltd.	7,000	131,539
Tocalo Co. Ltd.	29,700	308,846
Torishima Pump Manufacturing Co. Ltd.	13,900	182,435
Tsubakimoto Chain Co.	17,045	432,213
Tsugami Corp.	16,000	152,655
Union Tool Co.(a)	5,500	122,721
YAMABIKO Corp.(a)	20,400	219,759

Total Machinery		11,097,316

Marine Transportation - 0.4%
Iino Kaiun Kaisha Ltd.	67,000	392,631
NS United Kaiun Kaisha Ltd.(a)	15,100	357,820

Total Marine Transportation		750,451

Media - 0.7%
Carta Holdings, Inc.(a)	6,400	54,597
Digital Holdings, Inc.	17,000	121,853
FAN Communications, Inc.	28,300	78,320
Gakken Holdings Co. Ltd.	10,200	60,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
Intage Holdings, Inc.(a)	13,500	$152,621
Macromill, Inc.	9,500	55,277
Proto Corp.	12,700	99,818
SKY Perfect JSAT Holdings, Inc.	124,000	489,874
ValueCommerce Co. Ltd.	7,600	70,776
Wowow, Inc.	6,500	51,403
Zenrin Co. Ltd.	17,580	112,023

Total Media		1,347,535

Metals & Mining - 4.9%
Asahi Holdings, Inc.	30,200	405,564
Daido Steel Co. Ltd.	17,800	736,089
Daiki Aluminium Industry Co. Ltd.(a)	18,300	176,752
Dowa Holdings Co. Ltd.	15,100	474,934
Hakudo Co. Ltd.(a)	6,600	106,853
Kobe Steel Ltd.	244,600	2,234,713
Kyoei Steel Ltd.	11,314	158,593
Maruichi Steel Tube Ltd.	31,600	720,393
Mitsubishi Materials Corp.	31,600	564,836
Mitsui Mining & Smelting Co. Ltd.	25,600	586,089
Nakayama Steel Works Ltd.(a)	23,700	137,738
Neturen Co. Ltd.	25,300	170,143
Nippon Denko Co. Ltd.(a)	85,800	166,810
Nippon Light Metal Holdings Co. Ltd.	28,100	281,515
Nippon Yakin Kogyo Co. Ltd.(a)	6,800	191,248
Nittetsu Mining Co. Ltd.	6,900	213,633
Sanyo Special Steel Co. Ltd.	22,000	431,826
Toho Titanium Co. Ltd.(a)	8,600	103,770
Toho Zinc Co. Ltd.	4,200	49,022
Tokyo Steel Manufacturing Co. Ltd.	45,400	426,563
Topy Industries Ltd.(a)	9,600	150,308
UACJ Corp.	16,000	300,993

Total Metals & Mining		8,788,385

Oil, Gas & Consumable Fuels - 1.1%
Cosmo Energy Holdings Co. Ltd.	47,500	1,291,556
Fuji Oil Co. Ltd.	34,800	65,972
Itochu Enex Co. Ltd.	38,881	340,832
Sala Corp.	24,300	131,810
San-Ai Obbli Co. Ltd.	20,616	216,523

Total Oil, Gas & Consumable Fuels		2,046,693

Paper & Forest Products - 0.4%
Daiken Corp.	14,000	221,815
Daio Paper Corp.(a)	28,300	221,352
Hokuetsu Corp.(a)	31,732	190,126
Tokushu Tokai Paper Co. Ltd.	5,400	120,303

Total Paper & Forest Products		753,596

Personal Care Products - 0.5%
Mandom Corp.	10,600	106,048
Milbon Co. Ltd.(a)	3,800	129,195
Noevir Holdings Co. Ltd.	16,600	628,235

Total Personal Care Products		863,478

Pharmaceuticals - 1.5%
Fuji Pharma Co. Ltd.	14,400	115,869
Hisamitsu Pharmaceutical Co., Inc.	16,700	435,597
JCR Pharmaceuticals Co. Ltd.(a)	11,700	102,725
Kaken Pharmaceutical Co. Ltd.	13,600	338,930
Kyorin Pharmaceutical Co. Ltd.	19,785	239,690
Mochida Pharmaceutical Co. Ltd.	13,522	307,796
Sawai Group Holdings Co. Ltd.	11,424	286,519
Seikagaku Corp.	13,800	71,895
Torii Pharmaceutical Co. Ltd.	4,000	100,183
Towa Pharmaceutical Co. Ltd.(a)	12,200	149,488
Tsumura & Co.	20,000	368,423
ZERIA Pharmaceutical Co. Ltd.	12,500	211,281

Total Pharmaceuticals		2,728,396

Professional Services - 2.5%
Altech Corp.	9,060	187,111
Bell System24 Holdings, Inc.*	38,200	358,914
Dip Corp.	7,000	173,141
en Japan, Inc.	10,100	173,161
Forum Engineering, Inc.	17,100	145,640
FULLCAST Holdings Co. Ltd.(a)	7,500	113,277
Funai Soken Holdings, Inc.(a)	12,110	212,984
IR Japan Holdings Ltd.	7,100	79,972
JAC Recruitment Co. Ltd.	14,300	256,744
LIKE, Inc.(a)	6,100	71,030
Link & Motivation, Inc.(a)	8,300	24,636
Meitec Corp.	29,200	499,815
Nomura Co. Ltd.	20,900	142,433
Open Up Group, Inc.(a)	17,300	250,999
Quick Co. Ltd.	6,200	99,777
Tanseisha Co. Ltd.	16,000	87,231
TechnoPro Holdings, Inc.(a)	16,200	347,795
TKC Corp.	9,500	255,353
Transcosmos, Inc.	27,000	665,963
Weathernews, Inc.	1,700	78,099
Will Group, Inc.	8,800	67,034
World Holdings Co. Ltd.(a)	4,100	76,704
YAMADA Consulting Group Co. Ltd.	10,100	112,855

Total Professional Services		4,480,668

Real Estate Management & Development - 1.8%
Arealink Co. Ltd.	6,400	109,858
Dear Life Co. Ltd.	33,500	188,435
Goldcrest Co. Ltd.	16,600	206,043
Good Com Asset Co. Ltd.	15,200	88,023
Grandy House Corp.	30,800	123,809
Heiwa Real Estate Co. Ltd.	12,368	324,742
Ichigo, Inc.	93,100	177,137
JINUSHI Co. Ltd.(a)	7,600	99,907
Katitas Co. Ltd.	9,000	154,302
Keihanshin Building Co. Ltd.	15,000	119,660
Loadstar Capital KK	6,400	74,523
Mirarth Holdings, Inc.	67,700	207,501
Nisshin Group Holdings Co. Ltd.	42,300	151,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
SAMTY Co. Ltd.(a)	16,100	$249,295
Star Mica Holdings Co. Ltd.	13,900	62,799
Starts Corp., Inc.(a)	21,200	431,671
Sun Frontier Fudousan Co. Ltd.	26,100	257,686
Tosei Corp.	15,500	187,027

Total Real Estate Management & Development		3,213,432

Semiconductors & Semiconductor Equipment - 2.1%
Ferrotec Holdings Corp.	8,200	206,227
Furuya Metal Co. Ltd.(a)	2,100	173,045
Japan Material Co. Ltd.(a)	8,400	138,842
Micronics Japan Co. Ltd.	16,000	221,400
Mimasu Semiconductor Industry Co. Ltd.	6,427	138,292
Mitsui High-Tec, Inc.(a)	3,300	223,067
Optorun Co. Ltd.	7,800	130,760
Rorze Corp.(a)	1,500	120,490
Shibaura Mechatronics Corp.	1,600	246,086
Shindengen Electric Manufacturing Co. Ltd.	3,300	74,318
Tokyo Seimitsu Co. Ltd.	25,600	1,404,559
Towa Corp.	5,400	95,682
Ulvac, Inc.(a)	9,100	383,555
Yamaichi Electronics Co. Ltd.	17,000	278,285

Total Semiconductors & Semiconductor Equipment		3,834,608

Software - 0.9%
Computer Engineering & Consulting Ltd.	12,200	151,682
Cresco Ltd.	8,200	119,822
Cybernet Systems Co. Ltd.	8,200	47,600
Digital Arts, Inc.	1,600	64,538
Fuji Soft, Inc.	11,200	358,778
Fukui Computer Holdings, Inc.	3,500	67,440
Justsystems Corp.(a)	3,200	88,737
Miroku Jyoho Service Co. Ltd.	11,200	121,504
SRA Holdings	7,200	161,649
Systena Corp.(a)	68,400	138,187
UNITED, Inc.	19,000	116,207
WingArc1st, Inc.(a)	8,600	140,720

Total Software		1,576,864

Specialty Retail - 3.7%
Adastria Co. Ltd.	11,700	247,705
Alpen Co. Ltd.(a)	8,900	121,614
AOKI Holdings, Inc.	13,700	83,128
Aoyama Trading Co. Ltd.	9,100	82,919
Arclands Corp.	10,116	110,164
Asahi Co. Ltd.	11,800	106,134
Autobacs Seven Co. Ltd.	41,300	437,188
Bic Camera, Inc.(a)	16,900	124,878
Chiyoda Co. Ltd.	15,191	93,646
DCM Holdings Co. Ltd.	38,945	328,729
EDION Corp.(a)	49,139	494,671
Honeys Holdings Co. Ltd.(a)	13,600	165,889
IDOM, Inc.	22,400	135,762
Joshin Denki Co. Ltd.	7,800	105,774
Joyful Honda Co. Ltd.(a)	21,000	246,273
K’s Holdings Corp.	103,900	902,525
Keiyo Co. Ltd.	12,500	69,274
Kohnan Shoji Co. Ltd.	7,500	181,617
Kojima Co. Ltd.(a)	16,900	69,455
Komeri Co. Ltd.	11,937	242,316
Nafco Co. Ltd.	4,700	61,687
Nextage Co. Ltd.(a)	5,500	106,054
Nishimatsuya Chain Co. Ltd.	10,300	121,361
Nojima Corp.	17,800	168,228
PAL GROUP Holdings Co. Ltd.	14,000	376,310
Sanrio Co. Ltd.	5,200	221,873
Scroll Corp.	40,900	273,638
T-Gaia Corp.	17,500	209,707
VT Holdings Co. Ltd.	69,100	261,512
World Co. Ltd.	9,200	104,963
Xebio Holdings Co. Ltd.	19,700	148,157
Yellow Hat Ltd.	20,100	257,412

Total Specialty Retail		6,660,563

Technology Hardware, Storage & Peripherals - 0.7%
Eizo Corp.	5,300	173,446
Elecom Co. Ltd.	21,700	218,299
MCJ Co. Ltd.	28,900	200,151
Riso Kagaku Corp.	8,500	142,495
Roland DG Corp.	6,700	168,039
Toshiba TEC Corp.	4,600	131,124
Wacom Co. Ltd.	42,511	172,944

Total Technology Hardware, Storage & Peripherals		1,206,498

Textiles, Apparel & Luxury Goods - 1.0%
Baroque Japan Ltd.(a)	23,000	137,967
Descente Ltd.	4,600	130,010
Fujibo Holdings, Inc.	5,100	112,384
Gunze Ltd.	6,183	189,723
Japan Wool Textile Co. Ltd.	21,125	152,005
Kurabo Industries Ltd.	11,076	173,878
Morito Co. Ltd.	16,000	117,231
Onward Holdings Co. Ltd.	79,233	218,181
Seiko Group Corp.(a)	9,400	168,964
Wacoal Holdings Corp.	15,700	313,978
Yondoshi Holdings, Inc.	11,200	139,249

Total Textiles, Apparel & Luxury Goods		1,853,570

Trading Companies & Distributors - 2.8%
Advan Group Co. Ltd.	14,200	90,878
Alconix Corp.	10,100	95,944
Chori Co. Ltd.	11,200	229,060
Daiichi Jitsugyo Co. Ltd.	2,300	90,545
Hanwa Co. Ltd.	8,622	269,931
Inaba Denki Sangyo Co. Ltd.	22,388	507,287
Inabata & Co. Ltd.	22,341	498,493
JK Holdings Co. Ltd.	11,300	76,540
Kamei Corp.	11,000	112,409
Kanamoto Co. Ltd.	10,228	155,117
Kanematsu Corp.	25,500	354,091
KPP Group Holdings Co. Ltd.	18,000	78,957
MARUKA FURUSATO Corp.	5,100	80,345
Mitsui Matsushima Holdings Co. Ltd., Class C(a)	6,700	120,524
Nagase & Co. Ltd.	23,204	383,616
Nichiden Corp.	9,000	149,320
Nishio Holdings Co. Ltd.	10,200	239,236
Onoken Co. Ltd.	12,700	140,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

Investments	Shares	Value
Shinsho Corp.	6,700	$268,399
Totech Corp.	7,300	241,928
Trusco Nakayama Corp.(a)	8,000	125,866
Wakita & Co. Ltd.(a)	14,900	133,294
Yamazen Corp.	31,306	239,341
Yuasa Trading Co. Ltd.	9,100	276,082

Total Trading Companies & Distributors		4,957,880

Transportation Infrastructure - 0.4%
Mitsubishi Logistics Corp.	21,000	515,647
Nissin Corp.	8,200	142,345

Total Transportation Infrastructure		657,992

Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	19,300	400,595

TOTAL COMMON STOCKS (Cost: $194,109,552)		177,097,272

RIGHTS - 0.0%
Japan - 0.0%
Tess Holdings Co. Ltd., expiring 8/24/23* (Cost: $15,854)	6,400	22,804

EXCHANGE-TRADED FUND - 0.5%
United States - 0.5%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $781,575)	10,362	862,637

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.9%

United States - 8.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $15,918,139)	15,918,139	15,918,139

TOTAL INVESTMENTS IN SECURITIES - 108.3% (Cost: $210,825,120)		193,900,852
Other Assets less Liabilities - (8.3)%		(14,832,402)

NET ASSETS - 100.0%		$179,068,450

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,549,004 and the total market value of the collateral held by the Fund was $31,220,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,302,288.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	— Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree Japan Hedged Equity Fund	$237,973	$929,221	$370,489	$(3,687)	$69,619	$862,637	$11,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$10,199,987	$173,370	$—	$10,373,357
Other	166,723,915	—	—	166,723,915
Rights	22,804	—	—	22,804
Exchange-Traded Fund	862,637	—	—	862,637
Investment of Cash Collateral for Securities Loaned	—	15,918,139	—	15,918,139

Total Investments in Securities	$177,809,343	$16,091,509	$—	$193,900,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 6.7%
Dexus(a)	57,165	$296,805
Goodman Group	79,741	1,065,307
NEXTDC Ltd.*(a)	25,821	216,222

Total Australia		1,578,334

Belgium - 1.2%
Warehouses De Pauw CVA	10,573	289,763

Canada - 2.6%
Allied Properties Real Estate Investment Trust	8,283	135,958
Dream Industrial Real Estate Investment Trust	18,824	200,723
Granite Real Estate Investment Trust	4,733	280,350

Total Canada		617,031

China - 5.6%
China Aoyuan Group Ltd.*†(a)	234,000	17,796
China Tower Corp. Ltd., Class H(b)	9,798,000	1,087,750
ESR Group Ltd.(b)	129,200	221,582

Total China		1,327,128

Italy - 1.3%
Infrastrutture Wireless Italiane SpA(b)	23,025	303,453

Japan - 4.5%
Activia Properties, Inc.	39	108,607
GLP J-REIT(a)	336	330,339
Japan Logistics Fund, Inc.	50	108,105
Mitsubishi Estate Logistics REIT Investment Corp.(a)	36	102,868
Mitsui Fudosan Logistics Park, Inc.(a)	29	100,322
Nippon Prologis REIT, Inc.	155	310,247

Total Japan		1,060,488

Singapore - 5.5%
CapitaLand Ascendas REIT	198,436	398,822
Frasers Logistics & Commercial Trust	175,200	161,820
Keppel DC REIT	93,100	148,591
Keppel REIT	113,400	75,413
Mapletree Industrial Trust	148,109	241,860
Mapletree Logistics Trust	218,758	261,860

Total Singapore		1,288,366

Spain - 4.8%
Cellnex Telecom SA*(a)(b)	28,077	1,133,078

Sweden - 0.5%
Fabege AB(a)	17,438	125,216

United Kingdom - 5.1%
Derwent London PLC	7,563	197,112
Segro PLC	89,084	811,826
Tritax Big Box REIT PLC	124,468	197,803

Total United Kingdom		1,206,741

United States - 61.6%
Airbnb, Inc., Class A*	8,389	1,075,134
Alexandria Real Estate Equities, Inc.	7,002	794,657
American Tower Corp.	5,208	1,010,040
Americold Realty Trust, Inc.	19,951	644,417
Corporate Office Properties Trust	7,565	179,669
Cousins Properties, Inc.	11,005	250,914
Crown Castle, Inc.	8,020	913,799
Digital Realty Trust, Inc.	12,157	1,384,318
DigitalBridge Group, Inc.(a)	11,639	171,210
Douglas Emmett, Inc.(a)	11,257	141,500
EastGroup Properties, Inc.	2,269	393,898
Equinix, Inc.	1,494	1,171,206
Healthpeak Properties, Inc.	29,084	584,588
Iron Mountain, Inc.	19,095	1,084,978
JBG SMITH Properties	5,894	88,646
Kilroy Realty Corp.	7,733	232,686
LXP Industrial Trust	21,085	205,579
Prologis, Inc.	8,304	1,018,320
Radius Global Infrastructure, Inc., Class A*	4,948	73,725
Rexford Industrial Realty, Inc.	14,481	756,198
SBA Communications Corp.	4,297	995,873
Terreno Realty Corp.	5,890	353,989
Ventas, Inc.	21,120	998,342

Total United States		14,523,686

TOTAL COMMON STOCKS (Cost: $28,828,215)		23,453,284

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $1,022,750)	1,022,750	1,022,750

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $29,850,965)		24,476,034
Other Assets less Liabilities - (3.7)%		(878,357)

NET ASSETS - 100.0%		$23,597,677

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $17,796, which represents 0.08% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,708,624 and the total market value of the collateral held by the Fund was $1,807,947. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $785,197.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2023

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2023	5,286	EUR	45,034	HKD	$20	$—
Bank of Montreal	7/3/2023	19,069	USD	149,437	HKD	—	(0	)^
Citibank NA	7/4/2023	3,010	CAD	17,809	HKD	2	—
Morgan Stanley & Co. International	7/3/2023	25,682	SEK	18,530	HKD	13	—
Standard Chartered Bank	7/3/2023	6,220	AUD	32,280	HKD	21	—
Standard Chartered Bank	7/3/2023	4,365	GBP	43,157	HKD	42	—
Standard Chartered Bank	7/3/2023	574,131	JPY	31,069	HKD	8	—

						$106	$(0	)^

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$1,309,332	$—	$17,796	*	$1,327,128
Other	22,126,156	—	—		22,126,156
Investment of Cash Collateral for Securities Loaned	—	1,022,750	—		1,022,750

Total Investments in Securities	$23,435,488	$1,022,750	$17,796		$24,476,034

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$106	$—		$106

Total - Net	$23,435,488	$1,022,856	$17,796		$24,476,140

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 96.7%

Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	8,454	$1,552,662
HEICO Corp.	6,442	1,139,847
HEICO Corp., Class A	7,513	1,056,328
L3Harris Technologies, Inc.	5,205	1,018,983
Textron, Inc.	24,334	1,645,708

Total Aerospace & Defense		6,413,528

Automobile Components - 0.3%
Gentex Corp.	37,003	1,082,708

Banks - 7.3%
Bank of America Corp.	250,354	7,182,656
Citigroup, Inc.	191,396	8,811,872
U.S. Bancorp	146,960	4,855,558
Wells Fargo & Co.	179,835	7,675,358

Total Banks		28,525,444

Beverages - 2.4%
Brown-Forman Corp., Class B	14,820	989,680
Keurig Dr. Pepper, Inc.	270,634	8,462,725

Total Beverages		9,452,405

Building Products - 1.1%
Carrier Global Corp.	66,010	3,281,357
Johnson Controls International PLC	15,334	1,044,859

Total Building Products		4,326,216

Capital Markets - 7.4%
CME Group, Inc.	5,459	1,011,498
FactSet Research Systems, Inc.	7,005	2,806,553
Intercontinental Exchange, Inc.	114,909	12,993,910
Janus Henderson Group PLC	34,835	949,254
Nasdaq, Inc.	205,238	10,231,114
Virtu Financial, Inc., Class A	52,043	889,415

Total Capital Markets		28,881,744

Chemicals - 4.9%
Ashland, Inc.	12,216	1,061,693
Axalta Coating Systems Ltd.*	31,555	1,035,320
Dow, Inc.	111,643	5,946,106
Ecolab, Inc.	5,548	1,035,756
Element Solutions, Inc.	367,606	7,058,035
Huntsman Corp.	107,926	2,916,160

Total Chemicals		19,053,070

Commercial Services & Supplies - 0.8%
Rollins, Inc.	76,197	3,263,518

Communications Equipment - 1.1%
Cisco Systems, Inc.	80,832	4,182,248

Construction & Engineering - 0.3%
MDU Resources Group, Inc.	50,608	1,059,732

Consumer Finance - 0.2%
Capital One Financial Corp.	8,784	960,706

Containers & Packaging - 2.6%
Amcor PLC	1,009,082	10,070,638

Distributors - 2.4%
LKQ Corp.	160,890	9,375,060

Electric Utilities - 0.7%
Avangrid, Inc.(a)	44,471	1,675,667
PPL Corp.	37,658	996,431

Total Electric Utilities		2,672,098

Electrical Equipment - 0.9%
AMETEK, Inc.	7,337	1,187,713
Emerson Electric Co.	12,310	1,112,701
nVent Electric PLC	21,103	1,090,392

Total Electrical Equipment		3,390,806

Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	185,838	6,511,764

Entertainment - 0.5%
Electronic Arts, Inc.	7,755	1,005,824
ROBLOX Corp., Class A*	21,868	881,280

Total Entertainment		1,887,104

Food Products - 1.5%
Flowers Foods, Inc.	91,874	2,285,825
Hormel Foods Corp.	23,933	962,585
Kraft Heinz Co.	25,682	911,711
Tyson Foods, Inc., Class A	36,157	1,845,454

Total Food Products		6,005,575

Gas Utilities - 0.7%
UGI Corp.	102,406	2,761,890

Ground Transportation - 0.7%
CSX Corp.	79,563	2,713,098

Health Care Equipment & Supplies - 9.3%
Abbott Laboratories	118,470	12,915,599
Edwards Lifesciences Corp.*	26,593	2,508,518
Globus Medical, Inc., Class A*	35,668	2,123,673
Hologic, Inc.*	32,492	2,630,877
Integra LifeSciences Holdings Corp.*	81,188	3,339,263
Medtronic PLC	146,011	12,863,569

Total Health Care Equipment & Supplies		36,381,499

Health Care Providers & Services - 0.5%
Enhabit, Inc.*(a)	85,078	978,397
Premier, Inc., Class A	36,618	1,012,854

Total Health Care Providers & Services		1,991,251

Hotels, Restaurants & Leisure - 0.2%
Wendy’s Co.	41,592	904,626

Industrial Conglomerates - 2.1%
3M Co.	82,410	8,248,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2023

Investments	Shares	Value
Industrial REITs - 0.3%
First Industrial Realty Trust, Inc.	19,200	$1,010,688

Insurance - 3.9%
American International Group, Inc.	180,502	10,386,085
Brown & Brown, Inc.	50,681	3,488,880
F&G Annuities & Life, Inc.(a)	48,200	1,194,396

Total Insurance		15,069,361

Interactive Media & Services - 0.5%
Pinterest, Inc., Class A*	65,262	1,784,263

Life Sciences Tools & Services - 3.5%
Agilent Technologies, Inc.	75,977	9,136,234
Bio-Techne Corp.	32,973	2,691,586
Bruker Corp.	27,512	2,033,687

Total Life Sciences Tools & Services		13,861,507

Machinery - 4.7%
Dover Corp.	6,867	1,013,912
Fortive Corp.	113,275	8,469,572
Otis Worldwide Corp.	99,820	8,884,978

Total Machinery		18,368,462

Media - 5.1%
Charter Communications, Inc., Class A*	2,806	1,030,840
Comcast Corp., Class A	269,864	11,212,849
Fox Corp., Class A	30,167	1,025,678
Sirius XM Holdings, Inc.(a)	1,440,024	6,523,309

Total Media		19,792,676

Mortgage Real Estate Investment Trusts (REITs) - 1.6%
AGNC Investment Corp.	384,216	3,892,108
Rithm Capital Corp.	124,311	1,162,308
Starwood Property Trust, Inc.	55,998	1,086,361

Total Mortgage Real Estate Investment Trusts (REITs)		6,140,777

Multi-Utilities - 3.9%
CMS Energy Corp.	88,562	5,203,018
Dominion Energy, Inc.	18,613	963,967
NiSource, Inc.	326,823	8,938,609

Total Multi-Utilities		15,105,594

Oil, Gas & Consumable Fuels - 8.7%
Antero Midstream Corp.	398,446	4,621,974
Exxon Mobil Corp.	68,090	7,302,652
Kinder Morgan, Inc.	395,531	6,811,044
Occidental Petroleum Corp.	29,212	1,717,666
Williams Cos., Inc.	408,623	13,333,368

Total Oil, Gas & Consumable Fuels		33,786,704

Professional Services - 2.1%
Dun & Bradstreet Holdings, Inc.	164,698	1,905,556
Genpact Ltd.	107,775	4,049,107
Paychex, Inc.	9,429	1,054,822
SS&C Technologies Holdings, Inc.	16,656	1,009,353

Total Professional Services		8,018,838

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	214,849	7,184,551

Software - 3.9%
Dolby Laboratories, Inc., Class A	11,092	928,179
Dropbox, Inc., Class A*	166,526	4,441,248
Roper Technologies, Inc.	20,626	9,916,981

Total Software		15,286,408

Specialized REITs - 0.6%
National Storage Affiliates Trust	29,114	1,014,040
SBA Communications Corp.	5,493	1,273,058

Total Specialized REITs		2,287,098

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	101,574	1,706,443

Tobacco - 3.0%
Altria Group, Inc.	148,384	6,721,795
Philip Morris International, Inc.	52,887	5,162,829

Total Tobacco		11,884,624

Trading Companies & Distributors - 1.5%
Fastenal Co.	97,315	5,740,612

Total United States		377,143,751

Canada - 0.6%

Commercial Services & Supplies - 0.6%
RB Global, Inc.	37,665	2,259,900

Netherlands - 1.7%
Life Sciences Tools & Services - 1.7%
QIAGEN NV*	148,155	6,671,420

United Kingdom - 0.5%

Machinery - 0.5%
Pentair PLC	32,005	2,067,523

TOTAL COMMON STOCKS (Cost: $398,559,253)		388,142,594

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $6,410,899)	6,410,899	6,410,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2023

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $404,970,152)	$394,553,493
Other Assets less Liabilities - (1.1)%	(4,288,170)

NET ASSETS - 100.0%	$390,265,323

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,352,475 and the total market value of the collateral held by the Fund was $8,703,204. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,292,305.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$388,142,594	$—	$—	$388,142,594
Investment of Cash Collateral for Securities Loaned	—	6,410,899	—	6,410,899

Total Investments in Securities	$388,142,594	$6,410,899	$—	$394,553,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	881	$83,122
Expeditors International of Washington, Inc.	913	110,592
FedEx Corp.	935	231,787
United Parcel Service, Inc., Class B	2,196	393,633

Total Air Freight & Logistics		819,134

Automobile Components - 0.4%
BorgWarner, Inc.	2,553	124,867
Lear Corp.	1,171	168,097

Total Automobile Components		292,964

Banks - 3.4%
Bank of America Corp.	16,696	479,008
Citigroup, Inc.	6,270	288,671
Fifth Third Bancorp	7,292	191,123
First Citizens BancShares, Inc., Class A	37	47,488
Huntington Bancshares, Inc.	15,459	166,648
JPMorgan Chase & Co.	4,950	719,928
KeyCorp	15,894	146,861
New York Community Bancorp, Inc.	1,664	18,703
PNC Financial Services Group, Inc.	1,858	234,015
Webster Financial Corp.	2,720	102,680

Total Banks		2,395,125

Beverages - 1.4%
Brown-Forman Corp., Class B	2,637	176,099
Coca-Cola Consolidated, Inc.	16	10,176
Keurig Dr. Pepper, Inc.	6,185	193,405
Molson Coors Beverage Co., Class B	2,297	151,235
PepsiCo, Inc.	2,401	444,713

Total Beverages		975,628

Biotechnology - 2.6%
AbbVie, Inc.	2,936	395,567
Amgen, Inc.	1,132	251,327
Biogen, Inc.*	635	180,880
BioMarin Pharmaceutical, Inc.*	1,144	99,162
Exelixis, Inc.*	2,809	53,680
Gilead Sciences, Inc.	3,172	244,466
Incyte Corp.*	1,094	68,101
Moderna, Inc.*	679	82,498
Neurocrine Biosciences, Inc.*	60	5,658
Regeneron Pharmaceuticals, Inc.*	293	210,532
United Therapeutics Corp.*	258	56,954
Vertex Pharmaceuticals, Inc.*	569	200,237

Total Biotechnology		1,849,062

Broadline Retail - 2.5%
Amazon.com, Inc.*	13,860	1,806,790

Building Products - 1.2%
Advanced Drainage Systems, Inc.	860	97,851
Builders FirstSource, Inc.*	175	23,800
Carrier Global Corp.	4,517	224,540
Fortune Brands Innovations, Inc.	1,434	103,176
Masco Corp.	2,697	154,754
Owens Corning	1,794	234,117

Total Building Products		838,238

Capital Markets - 2.4%
Ameriprise Financial, Inc.	509	169,070
Bank of New York Mellon Corp.	5,139	228,788
Cboe Global Markets, Inc.	585	80,736
Charles Schwab Corp.	4,397	249,222
CME Group, Inc.	990	183,437
Goldman Sachs Group, Inc.	860	277,384
Interactive Brokers Group, Inc., Class A	484	40,206
LPL Financial Holdings, Inc.	691	150,244
Nasdaq, Inc.	3,043	151,694
State Street Corp.	2,600	190,268

Total Capital Markets		1,721,049

Chemicals - 1.1%
Albemarle Corp.	826	184,273
CF Industries Holdings, Inc.	2,743	190,419
Dow, Inc.	4,693	249,949
Mosaic Co.	4,551	159,285

Total Chemicals		783,926

Commercial Services & Supplies - 0.9%
Clean Harbors, Inc.*	741	121,843
Republic Services, Inc.	1,421	217,654
Waste Management, Inc.	1,599	277,299

Total Commercial Services & Supplies		616,796

Communications Equipment - 1.3%
Cisco Systems, Inc.	10,494	542,960
Juniper Networks, Inc.	5,371	168,273
Motorola Solutions, Inc.	848	248,701

Total Communications Equipment		959,934

Construction & Engineering - 0.6%
AECOM	1,622	137,367
Comfort Systems USA, Inc.	619	101,640
EMCOR Group, Inc.	907	167,596
Valmont Industries, Inc.	181	52,680

Total Construction & Engineering		459,283

Consumer Finance - 0.9%
American Express Co.	1,892	329,587
Capital One Financial Corp.	1,702	186,148
Synchrony Financial	3,870	131,270

Total Consumer Finance		647,005

Consumer Staples Distribution & Retail - 0.4%
Sysco Corp.	2,187	162,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2023

Investments	Shares	Value
U.S. Foods Holding Corp.*	2,056	$90,464

Total Consumer Staples Distribution & Retail		252,739

Containers & Packaging - 0.9%
Berry Global Group, Inc.	2,765	177,900
International Paper Co.	6,696	213,000
Packaging Corp. of America	877	115,904
Sonoco Products Co.	2,800	165,256

Total Containers & Packaging		672,060

Distributors - 0.1%
Genuine Parts Co.	451	76,323

Diversified Consumer Services - 0.4%
ADT, Inc.	15,809	95,328
Duolingo, Inc.*	801	114,495
Service Corp. International	1,343	86,745

Total Diversified Consumer Services		296,568

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	23,062	367,839
Verizon Communications, Inc.	11,431	425,119

Total Diversified Telecommunication Services		792,958

Electric Utilities - 1.2%
Avangrid, Inc.	4,511	169,974
Edison International	3,110	215,990
Eversource Energy	3,163	224,320
Exelon Corp.	6,234	253,973

Total Electric Utilities		864,257

Electrical Equipment - 0.2%
Hubbell, Inc.	443	146,881

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc.*	1,120	160,418
Jabil, Inc.	2,089	225,466
Keysight Technologies, Inc.*	1,316	220,364
National Instruments Corp.	2,195	125,993

Total Electronic Equipment, Instruments & Components		732,241

Entertainment - 0.4%
Activision Blizzard, Inc.*	1,372	115,660
Electronic Arts, Inc.	979	126,976
World Wrestling Entertainment, Inc., Class A	269	29,178

Total Entertainment		271,814

Financial Services - 2.7%
Fiserv, Inc.*	1,935	244,100
MasterCard, Inc., Class A	1,793	705,187
Visa, Inc., Class A	3,525	837,117
Voya Financial, Inc.	2,403	172,319

Total Financial Services		1,958,723

Food Products - 3.0%
Archer-Daniels-Midland Co.	2,301	173,864
Campbell Soup Co.	3,105	141,930
Conagra Brands, Inc.	4,420	149,042
Flowers Foods, Inc.	2,340	58,219
General Mills, Inc.	2,320	177,944
Hershey Co.	829	207,001
Hormel Foods Corp.	4,018	161,604
J.M. Smucker Co.	820	121,089
Kellogg Co.	2,506	168,905
Kraft Heinz Co.	4,126	146,473
Lamb Weston Holdings, Inc.	792	91,040
Lancaster Colony Corp.	124	24,935
McCormick & Co., Inc., Non-Voting Shares	1,892	165,039
Mondelez International, Inc., Class A	3,340	243,620
Pilgrim’s Pride Corp.*	2,738	58,840
Post Holdings, Inc.*	222	19,236

Total Food Products		2,108,781

Gas Utilities - 0.3%
Atmos Energy Corp.	885	102,961
UGI Corp.	3,581	96,580

Total Gas Utilities		199,541

Ground Transportation - 0.5%
Avis Budget Group, Inc.*	763	174,475
Landstar System, Inc.	385	74,128
XPO, Inc.*	2,309	136,231

Total Ground Transportation		384,834

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	3,268	356,277
Baxter International, Inc.	3,184	145,063
Becton Dickinson & Co.	879	232,065
Boston Scientific Corp.*	4,608	249,247
Edwards Lifesciences Corp.*	2,392	225,637
Hologic, Inc.*	1,225	99,188
Lantheus Holdings, Inc.*	215	18,043
ResMed, Inc.	524	114,494
Shockwave Medical, Inc.*	160	45,666
Stryker Corp.	703	214,478
Zimmer Biomet Holdings, Inc.	1,209	176,031

Total Health Care Equipment & Supplies		1,876,189

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	982	188,966
Cardinal Health, Inc.	1,815	171,644
Centene Corp.*	1,707	115,137
Chemed Corp.	101	54,709
Cigna Group	819	229,811
CVS Health Corp.	3,107	214,787
DaVita, Inc.*	1,159	116,445
Elevance Health, Inc.	572	254,134
Encompass Health Corp.	742	50,241
HCA Healthcare, Inc.	526	159,630
Henry Schein, Inc.*	1,396	113,216
Humana, Inc.	416	186,006
Laboratory Corp. of America Holdings	459	110,770
McKesson Corp.	413	176,479
Molina Healthcare, Inc.*	128	38,559
Quest Diagnostics, Inc.	946	132,970
Tenet Healthcare Corp.*	1,102	89,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2023

Investments	Shares	Value
UnitedHealth Group, Inc.	1,304	$626,755

Total Health Care Providers & Services		3,029,940

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	12,738	214,381

Hotels, Restaurants & Leisure - 2.5%
Aramark	1,777	76,500
Booking Holdings, Inc.*	65	175,521
Chipotle Mexican Grill, Inc.*	81	173,259
Churchill Downs, Inc.	295	41,055
Darden Restaurants, Inc.	910	152,043
Domino’s Pizza, Inc.	183	61,669
Hyatt Hotels Corp., Class A	1,053	120,653
McDonald’s Corp.	1,356	404,644
Starbucks Corp.	2,676	265,085
Texas Roadhouse, Inc.	334	37,501
Vail Resorts, Inc.	360	90,634
Yum! Brands, Inc.	1,493	206,855

Total Hotels, Restaurants & Leisure		1,805,419

Household Durables - 0.5%
D.R. Horton, Inc.	701	85,305
Lennar Corp., Class A	546	68,419
NVR, Inc.*	2	12,701
PulteGroup, Inc.	1,373	106,655
Toll Brothers, Inc.	801	63,335

Total Household Durables		336,415

Household Products - 1.8%
Church & Dwight Co., Inc.	1,403	140,622
Clorox Co.	1,054	167,628
Colgate-Palmolive Co.	2,848	219,410
Kimberly-Clark Corp.	1,232	170,090
Procter & Gamble Co.	3,824	580,254
Reynolds Consumer Products, Inc.	728	20,566

Total Household Products		1,298,570

Industrial Conglomerates - 0.3%
3M Co.	1,860	186,167

Insurance - 3.1%
Aflac, Inc.	3,040	212,192
Allstate Corp.	1,688	184,060
American International Group, Inc.	2,363	135,967
CNA Financial Corp.	1,678	64,804
Globe Life, Inc.	524	57,441
Hartford Financial Services Group, Inc.	2,785	200,576
MetLife, Inc.	4,294	242,740
Primerica, Inc.	508	100,462
Principal Financial Group, Inc.	2,285	173,294
Progressive Corp.	1,564	207,027
Reinsurance Group of America, Inc.	690	95,696
Selective Insurance Group, Inc.	1,161	111,398
Travelers Cos., Inc.	1,229	213,428
Unum Group	3,376	161,035
W.R. Berkley Corp.	1,348	80,287

Total Insurance		2,240,407

Interactive Media & Services - 5.5%
Alphabet, Inc., Class A*	22,285	2,667,514
Meta Platforms, Inc., Class A*	4,457	1,279,070

Total Interactive Media & Services		3,946,584

IT Services - 1.8%
Akamai Technologies, Inc.*	1,802	161,946
Cognizant Technology Solutions Corp., Class A	3,318	216,599
DXC Technology Co.*	6,310	168,603
Gartner, Inc.*	456	159,741
GoDaddy, Inc., Class A*	1,190	89,405
International Business Machines Corp.	2,910	389,387
VeriSign, Inc.*	468	105,754

Total IT Services		1,291,435

Leisure Products - 0.2%
Brunswick Corp.	1,278	110,726

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,238	148,869
Avantor, Inc.*	4,567	93,806
Charles River Laboratories International, Inc.*	391	82,208
Medpace Holdings, Inc.*	92	22,096
Waters Corp.*	367	97,820
West Pharmaceutical Services, Inc.	417	159,490

Total Life Sciences Tools & Services		604,289

Machinery - 2.5%
AGCO Corp.	1,123	147,585
Caterpillar, Inc.	1,352	332,660
Deere & Co.	773	313,212
Lincoln Electric Holdings, Inc.	910	180,753
PACCAR, Inc.	1,969	164,707
Snap-on, Inc.	386	111,241
Toro Co.	1,230	125,030
Watts Water Technologies, Inc., Class A	825	151,577
Xylem, Inc.	2,025	228,055

Total Machinery		1,754,820

Media - 1.5%
Comcast Corp., Class A	10,930	454,141
Fox Corp., Class A	2,359	80,206
Interpublic Group of Cos., Inc.	5,074	195,755
New York Times Co., Class A	1,047	41,231
Nexstar Media Group, Inc.	32	5,330
Omnicom Group, Inc.	1,808	172,031
Sirius XM Holdings, Inc.(a)	26,192	118,650

Total Media		1,067,344

Metals & Mining - 0.6%
Nucor Corp.	1,053	172,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2023

Investments	Shares	Value
Reliance Steel & Aluminum Co.	378	$102,661
Steel Dynamics, Inc.	1,260	137,252

Total Metals & Mining		412,584

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	2,554	230,882
Public Service Enterprise Group, Inc.	4,435	277,675
Sempra Energy	2,007	292,199

Total Multi-Utilities		800,756

Passenger Airlines - 0.4%
Alaska Air Group, Inc.*	3,142	167,092
United Airlines Holdings, Inc.*	2,015	110,563

Total Passenger Airlines		277,655

Personal Care Products - 0.2%
Coty, Inc., Class A*	8,081	99,315
elf Beauty, Inc.*	94	10,738

Total Personal Care Products		110,053

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	4,360	278,822
Catalent, Inc.*	2,366	102,590
Eli Lilly & Co.	1,339	627,964
Johnson & Johnson	3,715	614,907
Merck & Co., Inc.	4,157	479,676
Pfizer, Inc.	9,460	346,993
Zoetis, Inc.	1,059	182,370

Total Pharmaceuticals		2,633,322

Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.	1,606	179,230
FTI Consulting, Inc.*	688	130,858
Robert Half International, Inc.	2,087	156,984
TriNet Group, Inc.*	950	90,221
Verisk Analytics, Inc.	793	179,242

Total Professional Services		736,535

Residential REITs - 0.5%
Apartment Income REIT Corp.	3,312	119,530
AvalonBay Communities, Inc.	1,323	250,404

Total Residential REITs		369,934

Retail REITs - 0.9%
Agree Realty Corp.	1,512	98,870
Brixmor Property Group, Inc.	8,570	188,540
NNN REIT, Inc.	2,522	107,916
Simon Property Group, Inc.	1,982	228,881

Total Retail REITs		624,207

Semiconductors & Semiconductor Equipment - 5.3%
Allegro MicroSystems, Inc.*	3,399	153,431
Applied Materials, Inc.	3,035	438,679
Axcelis Technologies, Inc.*	740	135,664
First Solar, Inc.*	1,014	192,751
KLA Corp.	454	220,199
Lam Research Corp.	505	324,644
NVIDIA Corp.	4,442	1,879,055
QUALCOMM, Inc.	3,248	386,642
Rambus, Inc.*	977	62,694

Total Semiconductors & Semiconductor Equipment		3,793,759

Software - 11.9%
Adobe, Inc.*	1,207	590,211
ANSYS, Inc.*	523	172,731
Autodesk, Inc.*	1,320	270,085
Black Knight, Inc.*	849	50,711
Cadence Design Systems, Inc.*	845	198,169
CCC Intelligent Solutions Holdings, Inc.*	15,978	179,113
Dolby Laboratories, Inc., Class A	1,736	145,269
Dropbox, Inc., Class A*	4,348	115,961
Fair Isaac Corp.*	89	72,020
Fortinet, Inc.*	1,688	127,596
Gen Digital, Inc.	10,054	186,502
Manhattan Associates, Inc.*	231	46,172
Microsoft Corp.	12,777	4,351,080
Nutanix, Inc., Class A*	1,207	33,856
Oracle Corp.	6,026	717,636
Palo Alto Networks, Inc.*	942	240,690
Salesforce, Inc.*	2,514	531,108
Synopsys, Inc.*	453	197,241
VMware, Inc., Class A*	1,971	283,213

Total Software		8,509,364

Specialized REITs - 1.0%
CubeSmart	1,974	88,159
Gaming & Leisure Properties, Inc.	1,491	72,254
Iron Mountain, Inc.	4,051	230,178
Weyerhaeuser Co.	8,813	295,323

Total Specialized REITs		685,914

Specialty Retail - 3.3%
AutoNation, Inc.*	447	73,581
AutoZone, Inc.*	59	147,108
Bath & Body Works, Inc.	2,718	101,925
Best Buy Co., Inc.	2,337	191,517
Burlington Stores, Inc.*	756	118,987
Home Depot, Inc.	1,578	490,190
Lowe’s Cos., Inc.	1,526	344,418
O’Reilly Automotive, Inc.*	89	85,022
Ross Stores, Inc.	1,207	135,341
TJX Cos., Inc.	3,224	273,363
Tractor Supply Co.	655	144,820
Ulta Beauty, Inc.*	222	104,472
Williams-Sonoma, Inc.	1,252	156,675

Total Specialty Retail		2,367,419

Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	26,747	5,188,115
Hewlett Packard Enterprise Co.	14,812	248,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2023

Investments	Shares	Value
HP, Inc.	8,671	$266,286
NetApp, Inc.	2,580	197,112
Super Micro Computer, Inc.*	279	69,541

Total Technology Hardware, Storage & Peripherals		5,969,896

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.*	284	149,856
Levi Strauss & Co., Class A	11,173	161,226
PVH Corp.	1,930	163,992
Tapestry, Inc.	3,008	128,742

Total Textiles, Apparel & Luxury Goods		603,816

Trading Companies & Distributors - 0.6%
United Rentals, Inc.	500	222,685
WESCO International, Inc.	1,072	191,952

Total Trading Companies & Distributors		414,637

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	2,238	310,858

TOTAL COMMON STOCKS (Cost: $55,652,714)		71,306,049

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $111,967)	111,967	111,967

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $55,764,681)		71,418,016
Other Assets less Liabilities - (0.0)%		(35,024)

NET ASSETS - 100.0%		$71,382,992

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $106,781 and the total market value of the collateral held by the Fund was $111,967.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$71,306,049	$—	$—	$71,306,049
Investment of Cash Collateral for Securities Loaned	—	111,967	—	111,967

Total Investments in Securities	$71,306,049	$111,967	$—	$71,418,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 97.0%

Aerospace & Defense - 4.1%
Axon Enterprise, Inc.*	241	$47,024
Howmet Aerospace, Inc.	690	34,197
TransDigm Group, Inc.	31	27,719

Total Aerospace & Defense		108,940

Banks - 1.8%
First Citizens BancShares, Inc., Class A	37	47,488

Beverages - 0.9%
Monster Beverage Corp.*	438	25,159

Biotechnology - 1.9%
AbbVie, Inc.	201	27,081
Biogen, Inc.*	82	23,357

Total Biotechnology		50,438

Building Products - 1.1%
Builders FirstSource, Inc.*	207	28,152

Capital Markets - 1.9%
Interactive Brokers Group, Inc., Class A	594	49,344

Chemicals - 1.0%
Corteva, Inc.	462	26,473

Commercial Services & Supplies - 3.1%
Copart, Inc.*	320	29,187
Waste Connections, Inc.	367	52,455

Total Commercial Services & Supplies		81,642

Communications Equipment - 1.2%
Motorola Solutions, Inc.	109	31,967

Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc.*	496	51,192

Electric Utilities - 1.0%
PG&E Corp.*	1,515	26,179

Entertainment - 1.2%
Madison Square Garden Sports Corp.	173	32,533

Financial Services - 3.2%
Shift4 Payments, Inc., Class A*	735	49,914
Visa, Inc., Class A	142	33,722

Total Financial Services		83,636

Food Products - 2.8%
Hershey Co.	108	26,968
Lamb Weston Holdings, Inc.	413	47,474

Total Food Products		74,442

Ground Transportation - 1.2%
XPO, Inc.*	527	31,093

Health Care Equipment & Supplies - 12.8%
Boston Scientific Corp.*	607	32,833
Dexcom, Inc.*	378	48,577
Hologic, Inc.*	393	31,821
Inspire Medical Systems, Inc.*	82	26,621
Intuitive Surgical, Inc.*	81	27,697
Masimo Corp.*	282	46,403
Penumbra, Inc.*	78	26,837
Shockwave Medical, Inc.*	162	46,236
Stryker Corp.	168	51,255

Total Health Care Equipment & Supplies		338,280

Hotels, Restaurants & Leisure - 11.4%
Booking Holdings, Inc.*	12	32,404
Chipotle Mexican Grill, Inc.*	12	25,668
Churchill Downs, Inc.	183	25,468
Las Vegas Sands Corp.*	810	46,980
McDonald’s Corp.	110	32,825
Shake Shack, Inc., Class A*	366	28,446
Texas Roadhouse, Inc.	232	26,049
Wingstop, Inc.	249	49,840
Yum! Brands, Inc.	255	35,330

Total Hotels, Restaurants & Leisure		303,010

Household Durables - 3.2%
Lennar Corp., Class A	224	28,069
NVR, Inc.*	9	57,156

Total Household Durables		85,225

Insurance - 9.8%
Aon PLC, Class A	102	35,210
Arch Capital Group Ltd.*	663	49,626
Arthur J Gallagher & Co.	258	56,649
Markel Group, Inc.*	24	33,196
Marsh & McLennan Cos., Inc.	180	33,854
Primerica, Inc.	145	28,675
White Mountains Insurance Group Ltd.	17	23,612

Total Insurance		260,822

IT Services - 1.2%
VeriSign, Inc.*	136	30,732

Machinery - 2.1%
Toro Co.	543	55,196

Personal Care Products - 2.0%
elf Beauty, Inc.*	467	53,345

Semiconductors & Semiconductor Equipment - 6.6%
First Solar, Inc.*	226	42,960
Lattice Semiconductor Corp.*	586	56,297
Rambus, Inc.*	774	49,668
Texas Instruments, Inc.	149	26,823

Total Semiconductors & Semiconductor Equipment		175,748

Software - 10.0%
ANSYS, Inc.*	132	43,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2023

Investments	Shares	Value
Cadence Design Systems, Inc.*	204	$47,842
Fair Isaac Corp.*	61	49,362
Microsoft Corp.	77	26,221
Oracle Corp.	304	36,203
Progress Software Corp.	597	34,686
Workday, Inc., Class A*	118	26,655

Total Software		264,565

Specialty Retail - 5.0%
AutoZone, Inc.*	21	52,361
O’Reilly Automotive, Inc.*	34	32,480
Ulta Beauty, Inc.*	104	48,942

Total Specialty Retail		133,783

Textiles, Apparel & Luxury Goods - 3.5%
Crocs, Inc.*	368	41,378
Deckers Outdoor Corp.*	97	51,183

Total Textiles, Apparel & Luxury Goods		92,561

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.*	216	30,002

Total United States		2,571,947

Israel - 1.2%

Software - 1.2%
Check Point Software Technologies Ltd.*	250	31,405

Argentina - 1.7%

Broadline Retail - 1.7%
MercadoLibre, Inc.*	39	46,199

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,512,997)		2,649,551
Other Assets less Liabilities - 0.1%		1,575

NET ASSETS - 100.0%		$2,651,126

*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,649,551	$—	$—	$2,649,551

Total Investments in Securities	$2,649,551	$—	$—	$2,649,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.6%

Aerospace & Defense - 0.1%
Kaman Corp.	18,889	$459,569
Park Aerospace Corp.	12,458	171,921

Total Aerospace & Defense		631,490

Automobile Components - 0.2%
LCI Industries	12,423	1,569,770
Patrick Industries, Inc.	14,348	1,147,840

Total Automobile Components		2,717,610

Automobiles - 1.2%
Ford Motor Co.	869,227	13,151,404

Banks - 9.8%
American National Bankshares, Inc.	5,747	166,548
Ames National Corp.(a)	5,759	103,835
Arrow Financial Corp.(a)	11,640	234,430
Associated Banc-Corp.	59,455	964,955
Atlantic Union Bankshares Corp.	33,688	874,204
Bank of Hawaii Corp.(a)	16,872	695,633
Bar Harbor Bankshares	8,515	209,810
BCB Bancorp, Inc.(a)	12,935	151,857
Blue Ridge Bankshares, Inc.(a)	6,721	59,481
Brookline Bancorp, Inc.	56,427	493,172
Camden National Corp.	10,664	330,264
Capitol Federal Financial, Inc.	97,737	603,037
Central Pacific Financial Corp.	19,931	313,116
Citigroup, Inc.	410,469	18,897,993
Citizens & Northern Corp.(a)	10,356	199,871
Citizens Financial Group, Inc.	112,275	2,928,132
Columbia Banking System, Inc.	97,975	1,986,933
Comerica, Inc.	37,204	1,575,961
Community Trust Bancorp, Inc.	12,987	461,948
Eagle Bancorp, Inc.	21,498	454,898
Evans Bancorp, Inc.	3,691	92,017
Farmers National Banc Corp.	24,898	307,988
Fifth Third Bancorp	150,435	3,942,901
Financial Institutions, Inc.	11,557	181,907
First Bancorp, Inc.(a)	6,386	155,435
First Busey Corp.	37,685	757,468
First Commonwealth Financial Corp.	67,706	856,481
First Community Bankshares, Inc.	10,717	318,616
First Financial Bancorp	53,883	1,101,368
First Hawaiian, Inc.	56,338	1,014,647
First Interstate BancSystem, Inc., Class A	40,554	966,807
First of Long Island Corp.(a)	17,326	208,259
Flushing Financial Corp.	22,401	275,308
FNB Corp.	157,216	1,798,551
Fulton Financial Corp.	83,574	996,202
Hanmi Financial Corp.	22,555	336,746
HBT Financial, Inc.(a)	18,334	338,079
Heritage Commerce Corp.	43,397	359,327
HomeStreet, Inc.	4,943	29,263
Hope Bancorp, Inc.	79,458	669,036
Horizon Bancorp, Inc.	31,576	328,706
Huntington Bancshares, Inc.	331,689	3,575,607
Independent Bank Corp.	15,208	257,928
Kearny Financial Corp.	47,846	337,314
KeyCorp	250,716	2,316,616
Lakeland Bancorp, Inc.	45,755	612,659
LCNB Corp.	5,355	79,040
Mercantile Bank Corp.	10,277	283,851
Midland States Bancorp, Inc.	15,800	314,578
National Bankshares, Inc.	3,403	99,334
New York Community Bancorp, Inc.	260,837	2,931,808
Northfield Bancorp, Inc.	32,545	357,344
Northrim Bancorp, Inc.	3,594	141,352
Northwest Bancshares, Inc.	87,833	931,030
Norwood Financial Corp.	5,606	165,545
OceanFirst Financial Corp.	40,694	635,640
Pacific Premier Bancorp, Inc.	47,199	976,075
PacWest Bancorp	50,609	412,463
Parke Bancorp, Inc.	7,655	130,058
PCB Bancorp(a)	10,284	151,278
Peoples Bancorp, Inc.	20,405	541,753
PNC Financial Services Group, Inc.	78,307	9,862,767
Premier Financial Corp.	26,047	417,273
Primis Financial Corp.(a)	15,377	129,474
Provident Financial Services, Inc.	49,172	803,470
Regions Financial Corp.	194,291	3,462,266
S&T Bancorp, Inc.	27,510	747,997
Sandy Spring Bancorp, Inc.	28,757	652,209
Sierra Bancorp(a)	9,477	160,825
Simmons First National Corp., Class A	60,524	1,044,039
Southside Bancshares, Inc.	22,813	596,788
Synovus Financial Corp.	43,150	1,305,287
Territorial Bancorp, Inc.	4,396	53,983
Truist Financial Corp.	315,113	9,563,680
TrustCo Bank Corp.	13,077	374,133
U.S. Bancorp	462,000	15,264,480
United Bankshares, Inc.	40,663	1,206,471
Univest Financial Corp.	20,829	376,588
Valley National Bancorp	152,676	1,183,239
Washington Trust Bancorp, Inc.	12,913	346,198
Webster Financial Corp.	41,438	1,564,284
WesBanco, Inc.	29,432	753,754
West Bancorp, Inc.(a)	10,698	196,950

Total Banks		112,058,618

Biotechnology - 6.5%
AbbVie, Inc.	386,036	52,010,630
Gilead Sciences, Inc.	295,998	22,812,566

Total Biotechnology		74,823,196

Broadline Retail - 0.3%
Kohl’s Corp.	62,674	1,444,636
Nordstrom, Inc.	69,267	1,417,895

Total Broadline Retail		2,862,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

Investments	Shares	Value
Capital Markets - 4.8%
Artisan Partners Asset Management, Inc., Class A(a)	42,026	$1,652,042
Bank of New York Mellon Corp.	142,933	6,363,377
Blue Owl Capital, Inc.	161,394	1,880,240
Bridge Investment Group Holdings, Inc., Class A(a)	22,320	253,332
Carlyle Group, Inc.	97,975	3,130,301
Cohen & Steers, Inc.	22,531	1,306,573
Diamond Hill Investment Group, Inc.	1,896	324,785
Franklin Resources, Inc.	126,458	3,377,693
GCM Grosvenor, Inc., Class A	28,471	214,671
Moelis & Co., Class A(a)	34,447	1,561,827
Morgan Stanley	276,999	23,655,715
Northern Trust Corp.	41,085	3,046,042
T. Rowe Price Group, Inc.	47,053	5,270,877
Victory Capital Holdings, Inc., Class A	41,604	1,312,190
Virtu Financial, Inc., Class A	53,198	909,154
Virtus Investment Partners, Inc.	4,648	917,841

Total Capital Markets		55,176,660

Chemicals - 1.5%
Chemours Co.	47,088	1,737,076
Dow, Inc.	192,480	10,251,485
Eastman Chemical Co.	29,014	2,429,052
Kronos Worldwide, Inc.(a)	75,628	660,232
Mativ Holdings, Inc.	37,080	560,650
Scotts Miracle-Gro Co.(a)	26,410	1,655,643

Total Chemicals		17,294,138

Commercial Services & Supplies - 0.4%
ACCO Brands Corp.	64,623	336,686
CompX International, Inc.	6,657	145,123
Deluxe Corp.	29,964	523,771
Ennis, Inc.	15,203	309,837
HNI Corp.	31,190	878,934
MillerKnoll, Inc.	53,834	795,666
NL Industries, Inc.	25,723	142,248
Pitney Bowes, Inc.(a)	113,068	400,261
Steelcase, Inc., Class A	69,919	539,075

Total Commercial Services & Supplies		4,071,601

Communications Equipment - 4.0%
Cisco Systems, Inc.	882,538	45,662,516
Comtech Telecommunications Corp.	19,112	174,684

Total Communications Equipment		45,837,200

Consumer Finance - 0.6%
Ally Financial, Inc.	96,292	2,600,847
Navient Corp.	68,959	1,281,258
OneMain Holdings, Inc.	75,297	3,289,726
Regional Management Corp.	6,027	183,824

Total Consumer Finance		7,355,655

Consumer Staples Distribution & Retail - 0.5%
Natural Grocers by Vitamin Cottage, Inc., Class C	14,380	176,299
Village Super Market, Inc., Class A	7,042	160,698
Walgreens Boots Alliance, Inc.	204,954	5,839,140

Total Consumer Staples Distribution & Retail		6,176,137

Containers & Packaging - 1.0%
Greif, Inc., Class B	14,260	1,101,585
International Paper Co.	105,439	3,354,015
Packaging Corp. of America	28,663	3,788,102
Pactiv Evergreen, Inc.	90,108	682,118
Sonoco Products Co.	34,978	2,064,401

Total Containers & Packaging		10,990,221

Distributors - 0.0%
Weyco Group, Inc.	5,028	134,197

Diversified Consumer Services - 0.1%
Strategic Education, Inc.	12,814	869,302

Diversified REITs - 0.2%
Alexander & Baldwin, Inc.	7,330	136,191
Alpine Income Property Trust, Inc.	2,140	34,775
American Assets Trust, Inc.	4,820	92,544
Armada Hoffler Properties, Inc.	7,951	92,868
Broadstone Net Lease, Inc.	8,239	127,210
CTO Realty Growth, Inc.	2,883	49,415
Essential Properties Realty Trust, Inc.	10,472	246,511
Gladstone Commercial Corp.(a)	5,027	62,184
NexPoint Diversified Real Estate Trust	3,876	48,527
One Liberty Properties, Inc.	3,349	68,052
W.P. Carey, Inc.	16,483	1,113,591

Total Diversified REITs		2,071,868

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,975,088	31,502,654
Cogent Communications Holdings, Inc.	32,384	2,179,119

Total Diversified Telecommunication Services		33,681,773

Electric Utilities - 8.8%
ALLETE, Inc.	21,948	1,272,325
Alliant Energy Corp.	47,144	2,474,117
American Electric Power Co., Inc.	132,621	11,166,688
Avangrid, Inc.(a)	88,666	3,340,935
Duke Energy Corp.	151,834	13,625,583
Edison International	87,548	6,080,209
Entergy Corp.	39,608	3,856,631
Evergy, Inc.	58,480	3,416,402
Eversource Energy	82,889	5,878,488
Exelon Corp.	165,605	6,746,748
FirstEnergy Corp.	167,010	6,493,349
Hawaiian Electric Industries, Inc.	35,573	1,287,743
NRG Energy, Inc.	55,350	2,069,536
OGE Energy Corp.	78,563	2,821,197
Pinnacle West Capital Corp.	32,890	2,679,219
Portland General Electric Co.	44,102	2,065,297
PPL Corp.	130,061	3,441,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

Investments	Shares	Value
Southern Co.	311,719	$21,898,260

Total Electric Utilities		100,614,141

Electrical Equipment - 0.0%
Powell Industries, Inc.	7,741	469,027

Energy Equipment & Services - 0.1%
Archrock, Inc.	102,032	1,045,828
Solaris Oilfield Infrastructure, Inc., Class A	22,414	186,709

Total Energy Equipment & Services		1,232,537

Financial Services - 0.6%
Federal Agricultural Mortgage Corp., Class C	6,594	947,821
Jackson Financial, Inc., Class A	45,659	1,397,622
Radian Group, Inc.	89,168	2,254,167
TFS Financial Corp.	152,247	1,913,745
UWM Holdings Corp.(a)	64,646	362,018
Waterstone Financial, Inc.	15,643	226,667

Total Financial Services		7,102,040

Food Products - 1.7%
Alico, Inc.(a)	4,960	126,282
Cal-Maine Foods, Inc.	29,428	1,324,260
Calavo Growers, Inc.	12,550	364,201
Conagra Brands, Inc.	96,967	3,269,727
Kellogg Co.	87,257	5,881,122
Kraft Heinz Co.	241,904	8,587,592

Total Food Products		19,553,184

Gas Utilities - 0.6%
New Jersey Resources Corp.	36,916	1,742,435
Northwest Natural Holding Co.	23,930	1,030,186
RGC Resources, Inc.	8,231	164,867
Southwest Gas Holdings, Inc.	22,155	1,410,166
Spire, Inc.	22,445	1,423,911
UGI Corp.	55,577	1,498,912

Total Gas Utilities		7,270,477

Health Care Providers & Services - 0.2%
National HealthCare Corp.	11,480	709,694
Patterson Cos., Inc.	40,660	1,352,351

Total Health Care Providers & Services		2,062,045

Health Care REITs - 0.6%
CareTrust REIT, Inc.	9,768	193,992
Community Healthcare Trust, Inc.	2,445	80,734
Diversified Healthcare Trust	30,605	68,861
Global Medical REIT, Inc.	7,261	66,293
Healthpeak Properties, Inc.	38,748	778,835
LTC Properties, Inc.	4,077	134,623
National Health Investors, Inc.	3,338	174,978
Omega Healthcare Investors, Inc.	19,792	607,417
Physicians Realty Trust	17,559	245,650
Sabra Health Care REIT, Inc.	17,673	208,011
Universal Health Realty Income Trust	1,427	67,897
Ventas, Inc.	31,066	1,468,490
Welltower, Inc.	36,287	2,935,255

Total Health Care REITs		7,031,036

Hotel & Resort REITs - 0.0%
Apple Hospitality REIT, Inc.	18,180	274,700
Service Properties Trust	13,963	121,338

Total Hotel & Resort REITs		396,038

Hotels, Restaurants & Leisure - 0.7%
Cracker Barrel Old Country Store, Inc.	13,389	1,247,587
Darden Restaurants, Inc.	34,098	5,697,094
Travel & Leisure Co.	35,491	1,431,707

Total Hotels, Restaurants & Leisure		8,376,388

Household Durables - 0.4%
Ethan Allen Interiors, Inc.	19,686	556,720
Leggett & Platt, Inc.	49,381	1,462,665
MDC Holdings, Inc.	43,992	2,057,506

Total Household Durables		4,076,891

Household Products - 0.8%
Energizer Holdings, Inc.	33,081	1,110,860
Kimberly-Clark Corp.	56,755	7,835,595

Total Household Products		8,946,455

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	24,285	655,695

Industrial Conglomerates - 1.1%
3M Co.	128,242	12,835,742

Industrial REITs - 0.1%
EastGroup Properties, Inc.	3,452	599,267
Innovative Industrial Properties, Inc.	2,113	154,270
LXP Industrial Trust	26,341	256,825
Plymouth Industrial REIT, Inc.	3,926	90,377
STAG Industrial, Inc.	13,521	485,133

Total Industrial REITs		1,585,872

Insurance - 2.1%
CNA Financial Corp.	65,089	2,513,737
Donegal Group, Inc., Class A(a)	20,659	298,109
Fidelity National Financial, Inc.	81,800	2,944,800
First American Financial Corp.	34,100	1,944,382
Horace Mann Educators Corp.	26,066	773,117
Mercury General Corp.(a)	29,981	907,525
Old Republic International Corp.	109,758	2,762,609
Prudential Financial, Inc.	85,872	7,575,628
Safety Insurance Group, Inc.	10,164	728,962
Stewart Information Services Corp.	18,740	770,964
Universal Insurance Holdings, Inc.	20,309	313,368
Unum Group	63,548	3,031,240

Total Insurance		24,564,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

Investments	Shares	Value
IT Services - 2.2%
International Business Machines Corp.	191,421	$25,614,044

Leisure Products - 0.4%
Hasbro, Inc.	40,195	2,603,430
Marine Products Corp.	24,517	413,357
Smith & Wesson Brands, Inc.	31,166	406,405
Sturm Ruger & Co., Inc.	10,871	575,728

Total Leisure Products		3,998,920

Machinery - 0.1%
Hyster-Yale Materials Handling, Inc.	8,091	451,801
Trinity Industries, Inc.	36,325	933,916

Total Machinery		1,385,717

Media - 1.0%
Interpublic Group of Cos., Inc.	87,327	3,369,076
Omnicom Group, Inc.	44,641	4,247,591
Paramount Global, Class B	177,531	2,824,518
Sinclair, Inc.	33,480	462,694

Total Media		10,903,879

Metals & Mining - 0.2%
Kaiser Aluminum Corp.	11,230	804,517
Ramaco Resources, Inc., Class A(a)	30,244	255,259
Ramaco Resources, Inc., Class B*	101	1,070
SunCoke Energy, Inc.	58,635	461,457
Tredegar Corp.	22,343	149,028

Total Metals & Mining		1,671,331

Multi-Utilities - 3.8%
Avista Corp.	32,208	1,264,808
Black Hills Corp.	23,448	1,412,977
CMS Energy Corp.	55,319	3,249,991
Consolidated Edison, Inc.	87,393	7,900,327
Dominion Energy, Inc.	185,228	9,592,958
DTE Energy Co.	51,863	5,705,967
NiSource, Inc.	93,192	2,548,801
NorthWestern Corp.	24,414	1,385,739
Public Service Enterprise Group, Inc.	96,398	6,035,479
WEC Energy Group, Inc.	50,982	4,498,652

Total Multi-Utilities		43,595,699

Office REITs - 0.2%
Corporate Office Properties Trust	9,938	236,027
Cousins Properties, Inc.	11,749	267,877
Douglas Emmett, Inc.	14,735	185,219
Easterly Government Properties, Inc.(a)	7,613	110,388
Highwoods Properties, Inc.	9,804	234,414
JBG SMITH Properties	4,398	66,146
Kilroy Realty Corp.	9,114	274,240
Orion Office REIT, Inc.	8,747	57,818
Paramount Group, Inc.	6,923	30,669
Piedmont Office Realty Trust, Inc., Class A	15,341	111,529
Postal Realty Trust, Inc., Class A(a)	2,918	42,924
SL Green Realty Corp.	5,956	178,978

Total Office REITs		1,796,229

Oil, Gas & Consumable Fuels - 19.7%
Antero Midstream Corp.	236,420	2,742,472
Arch Resources, Inc.	13,264	1,495,649
Berry Corp.	60,730	417,822
Chesapeake Energy Corp.(a)	101,168	8,465,738
Chevron Corp.	358,369	56,389,362
Chord Energy Corp.	32,092	4,935,750
Civitas Resources, Inc.	60,946	4,227,824
CONSOL Energy, Inc.	24,472	1,659,446
Coterra Energy, Inc.	407,180	10,301,654
Crescent Energy Co., Class A(a)	32,695	340,682
CVR Energy, Inc.	57,957	1,736,392
Devon Energy Corp.	250,994	12,133,050
Diamondback Energy, Inc.	57,281	7,524,432
DTE Midstream LLC	32,134	1,592,882
Equitrans Midstream Corp.	245,105	2,343,204
Evolution Petroleum Corp.	22,796	183,964
Exxon Mobil Corp.	588,739	63,142,258
Kinetik Holdings, Inc.(a)	29,016	1,019,622
Northern Oil & Gas, Inc.	38,077	1,306,803
Phillips 66	88,902	8,479,473
Pioneer Natural Resources Co.	111,053	23,007,960
Riley Exploration Permian, Inc.	15,408	550,374
Sitio Royalties Corp., Class A	53,264	1,399,245
Williams Cos., Inc.	303,358	9,898,572

Total Oil, Gas & Consumable Fuels		225,294,630

Personal Care Products - 0.1%
Medifast, Inc.	7,839	722,442
Nu Skin Enterprises, Inc., Class A	27,446	911,207

Total Personal Care Products		1,633,649

Pharmaceuticals - 4.5%
Organon & Co.	105,640	2,198,368
Pfizer, Inc.	1,237,280	45,383,430
Phibro Animal Health Corp., Class A	18,208	249,450
Viatris, Inc.	319,612	3,189,728

Total Pharmaceuticals		51,020,976

Real Estate Management & Development - 0.0%
Douglas Elliman, Inc.	9,521	21,138
Kennedy-Wilson Holdings, Inc.	11,989	195,780
RE/MAX Holdings, Inc., Class A	2,907	55,989
RMR Group, Inc., Class A	2,243	51,970

Total Real Estate Management & Development		324,877

Residential REITs - 0.7%
Apartment Income REIT Corp.	10,971	395,943
AvalonBay Communities, Inc.	11,091	2,099,194
BRT Apartments Corp.	1,792	35,482
Centerspace	1,693	103,882
Elme Communities	4,587	75,410
Equity Residential	29,011	1,913,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

Investments	Shares	Value
Essex Property Trust, Inc.	5,120	$1,199,616
Independence Realty Trust, Inc.	18,407	335,376
NexPoint Residential Trust, Inc.	2,286	103,967
UDR, Inc.	25,647	1,101,795
UMH Properties, Inc.	5,360	85,653

Total Residential REITs		7,450,174

Retail REITs - 1.8%
Acadia Realty Trust	10,644	153,167
Agree Realty Corp.	6,522	426,473
Alexander’s, Inc.	375	68,947
Brixmor Property Group, Inc.	27,733	610,126
CBL & Associates Properties, Inc.(a)	2,418	53,293
Federal Realty Investment Trust	4,771	461,690
Getty Realty Corp.	7,201	243,538
Kimco Realty Corp.	47,659	939,835
Kite Realty Group Trust	15,951	356,345
Macerich Co.	11,982	135,037
NETSTREIT Corp.	5,984	106,934
NNN REIT, Inc.	12,992	555,928
Phillips Edison & Co., Inc.	8,783	299,325
Realty Income Corp.	53,997	3,228,481
Regency Centers Corp.	13,679	844,952
Retail Opportunity Investments Corp.	15,725	212,445
RPT Realty	4,289	44,820
Saul Centers, Inc.	2,445	90,049
Simon Property Group, Inc.	94,764	10,943,347
SITE Centers Corp.	19,889	262,933
Spirit Realty Capital, Inc.	13,143	517,571
Tanger Factory Outlet Centers, Inc.	8,766	193,466
Urban Edge Properties	11,696	180,469
Urstadt Biddle Properties, Inc., Class A	80	1,701
Whitestone REIT	5,622	54,533

Total Retail REITs		20,985,405

Semiconductors & Semiconductor Equipment - 0.0%
NVE Corp.	3,390	330,322

Specialized REITs - 1.6%
Crown Castle, Inc.	51,362	5,852,186
CubeSmart	16,603	741,490
Digital Realty Trust, Inc.	22,803	2,596,578
EPR Properties	6,087	284,872
Extra Space Storage, Inc.	10,339	1,538,960
Four Corners Property Trust, Inc.	9,124	231,750
Gaming & Leisure Properties, Inc.	17,998	872,183
Iron Mountain, Inc.	22,640	1,286,405
Lamar Advertising Co., Class A	6,315	626,764
Life Storage, Inc.	6,892	916,360
National Storage Affiliates Trust	6,827	237,784
Outfront Media, Inc.	13,651	214,594
PotlatchDeltic Corp.	6,046	319,531
Rayonier, Inc.	10,131	318,113
Safehold, Inc.	1,426	33,839
Uniti Group, Inc.	11,921	55,075
VICI Properties, Inc.	79,812	2,508,491

Total Specialized REITs		18,634,975

Specialty Retail - 1.1%
Aaron’s Co., Inc.	20,460	289,304
Advance Auto Parts, Inc.	16,278	1,144,344
Best Buy Co., Inc.	52,300	4,285,985
Big 5 Sporting Goods Corp.	16,027	146,807
Buckle, Inc.	28,809	996,792
Camping World Holdings, Inc., Class A	32,112	966,571
Foot Locker, Inc.	37,667	1,021,152
Gap, Inc.	115,392	1,030,451
Guess?, Inc.(a)	36,480	709,536
Haverty Furniture Cos., Inc.	11,044	333,750
PetMed Express, Inc.	15,341	211,552
Upbound Group, Inc.	40,001	1,245,231

Total Specialty Retail		12,381,475

Technology Hardware, Storage & Peripherals - 0.6%
HP, Inc.	194,238	5,965,049
Xerox Holdings Corp.	90,043	1,340,740

Total Technology Hardware, Storage & Peripherals		7,305,789

Textiles, Apparel & Luxury Goods - 0.3%
Carter’s, Inc.	19,090	1,385,934
Kontoor Brands, Inc.	29,091	1,224,731
Movado Group, Inc.	10,830	290,569
Wolverine World Wide, Inc.	56,469	829,530

Total Textiles, Apparel & Luxury Goods		3,730,764

Tobacco - 8.6%
Altria Group, Inc.	996,150	45,125,595
Philip Morris International, Inc.	528,496	51,591,779
Universal Corp.	17,732	885,536
Vector Group Ltd.	108,107	1,384,851

Total Tobacco		98,987,761

Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc., Class A	21,922	2,088,728
Watsco, Inc.(a)	11,105	4,236,224

Total Trading Companies & Distributors		6,324,952

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	74,309	611,563

Total United States		1,140,658,741

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	97,572	1,192,330

TOTAL COMMON STOCKS (Cost: $1,197,468,764)		1,141,851,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $220,843)	3,797	$235,756

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $5,708,900)	5,708,900	5,708,900

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $1,203,398,507)		1,147,795,727
Other Assets less Liabilities - (0.2)%		(1,912,513)

NET ASSETS - 100.0%		$1,145,883,214

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,666,360 and the total market value of the collateral held by the Fund was $23,524,800. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,815,900.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund	$70,042	$2,761,402	$2,549,751	$(54,047)	$8,110	$235,756	$8,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,141,851,071	$—	$—	$1,141,851,071
Exchange-Traded Fund	235,756	—	—	235,756
Investment of Cash Collateral for Securities Loaned	—	5,708,900	—	5,708,900

Total Investments in Securities	$1,142,086,827	$5,708,900	$—	$1,147,795,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.7%
General Dynamics Corp.	33,048	$7,110,277
HEICO Corp.	4,575	809,500
L3Harris Technologies, Inc.	21,463	4,201,812
Lockheed Martin Corp.	54,121	24,916,226
Northrop Grumman Corp.	11,602	5,288,192
Raytheon Technologies Corp.	181,563	17,785,911

Total Aerospace & Defense		60,111,918

Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	15,137	1,833,545
FedEx Corp.	38,544	9,555,057
United Parcel Service, Inc., Class B	208,975	37,458,769

Total Air Freight & Logistics		48,847,371

Automobiles - 0.5%
Ford Motor Co.	996,210	15,072,657
General Motors Co.	78,059	3,009,955

Total Automobiles		18,082,612

Banks - 6.1%
Bank of America Corp.	1,148,205	32,942,002
Citigroup, Inc.	487,237	22,432,392
Citizens Financial Group, Inc.	116,480	3,037,798
Fifth Third Bancorp	152,077	3,985,938
Huntington Bancshares, Inc.	345,795	3,727,670
JPMorgan Chase & Co.	507,600	73,825,344
KeyCorp	243,581	2,250,688
M&T Bank Corp.	29,533	3,655,004
PNC Financial Services Group, Inc.	88,762	11,179,574
Regions Financial Corp.	201,254	3,586,346
Truist Financial Corp.	371,070	11,261,975
U.S. Bancorp	548,476	18,121,647
Wells Fargo & Co.	596,435	25,455,846

Total Banks		215,462,224

Beverages - 3.6%
Brown-Forman Corp., Class B	30,668	2,048,009
Coca-Cola Co.	1,018,358	61,325,519
Constellation Brands, Inc., Class A	13,711	3,374,688
Keurig Dr. Pepper, Inc.	253,167	7,916,532
PepsiCo, Inc.	293,746	54,407,634

Total Beverages		129,072,382

Biotechnology - 3.6%
AbbVie, Inc.	543,640	73,244,617
Amgen, Inc.	123,216	27,356,416
Gilead Sciences, Inc.	354,455	27,317,847

Total Biotechnology		127,918,880

Broadline Retail - 0.1%
eBay, Inc.	64,013	2,860,741

Building Products - 0.1%
Carrier Global Corp.	60,984	3,031,515

Capital Markets - 3.5%
Ameriprise Financial, Inc.	13,965	4,638,614
Bank of New York Mellon Corp.	156,526	6,968,538
BlackRock, Inc.	22,790	15,751,081
Charles Schwab Corp.	109,387	6,200,055
CME Group, Inc.	45,409	8,413,834
FactSet Research Systems, Inc.	1,746	699,535
Goldman Sachs Group, Inc.	51,790	16,704,347
Intercontinental Exchange, Inc.	45,164	5,107,145
LPL Financial Holdings, Inc.	3,349	728,173
Moody’s Corp.	11,985	4,167,424
Morgan Stanley	331,171	28,282,003
MSCI, Inc.	4,377	2,054,082
Nasdaq, Inc.	51,687	2,576,597
Northern Trust Corp.	38,837	2,879,375
Raymond James Financial, Inc.	17,037	1,767,929
S&P Global, Inc.	17,557	7,038,426
State Street Corp.	69,314	5,072,399
T. Rowe Price Group, Inc.	50,395	5,645,248

Total Capital Markets		124,694,805

Chemicals - 1.2%
Air Products & Chemicals, Inc.	25,706	7,699,718
Albemarle Corp.	5,442	1,214,056
CF Industries Holdings, Inc.	23,772	1,650,252
Corteva, Inc.	44,062	2,524,753
Dow, Inc.	219,557	11,693,606
DuPont de Nemours, Inc.	55,024	3,930,914
Ecolab, Inc.	22,914	4,277,815
FMC Corp.	10,445	1,089,831
Mosaic Co.	22,532	788,620
PPG Industries, Inc.	25,402	3,767,117
Sherwin-Williams Co.	14,510	3,852,695

Total Chemicals		42,489,377

Commercial Services & Supplies - 0.6%
Cintas Corp.	8,692	4,320,619
Republic Services, Inc.	29,346	4,494,927
Rollins, Inc.	49,354	2,113,832
Waste Management, Inc.	53,641	9,302,422

Total Commercial Services & Supplies		20,231,800

Communications Equipment - 1.7%
Cisco Systems, Inc.	1,074,646	55,602,184
Motorola Solutions, Inc.	13,192	3,868,950
Ubiquiti, Inc.(a)	2,954	519,165

Total Communications Equipment		59,990,299

Construction & Engineering - 0.0%
Quanta Services, Inc.	6,410	1,259,245

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,805	1,295,040
Vulcan Materials Co.	6,277	1,415,087

Total Construction Materials		2,710,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2023

Investments	Shares	Value
Consumer Finance - 0.6%
American Express Co.	57,024	$9,933,581
Capital One Financial Corp.	53,473	5,848,342
Discover Financial Services	34,889	4,076,779
Synchrony Financial	63,139	2,141,675

Total Consumer Finance		22,000,377

Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	27,354	14,726,847
Dollar General Corp.	11,737	1,992,708
Kroger Co.	92,210	4,333,870
Sysco Corp.	96,536	7,162,971
Target Corp.	72,433	9,553,913
Walgreens Boots Alliance, Inc.	233,556	6,654,010
Walmart, Inc.	230,113	36,169,161

Total Consumer Staples Distribution & Retail		80,593,480

Containers & Packaging - 0.0%
Avery Dennison Corp.	9,589	1,647,390

Distributors - 0.1%
Genuine Parts Co.	24,128	4,083,181

Diversified REITs - 0.1%
W.P. Carey, Inc.	63,187	4,268,914

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,394,529	38,192,738

Electric Utilities - 3.6%
American Electric Power Co., Inc.	153,192	12,898,766
Avangrid, Inc.(a)	85,273	3,213,087
Constellation Energy Corp.	15,668	1,434,405
Duke Energy Corp.	176,837	15,869,352
Edison International	93,947	6,524,619
Entergy Corp.	42,915	4,178,634
Eversource Energy	87,167	6,181,884
Exelon Corp.	182,294	7,426,658
FirstEnergy Corp.	184,882	7,188,212
NextEra Energy, Inc.	336,153	24,942,553
PPL Corp.	123,890	3,278,129
Southern Co.	373,573	26,243,503
Xcel Energy, Inc.	129,665	8,061,273

Total Electric Utilities		127,441,075

Electrical Equipment - 0.4%
AMETEK, Inc.	12,201	1,975,098
Emerson Electric Co.	77,461	7,001,700
Rockwell Automation, Inc.	11,277	3,715,207

Total Electrical Equipment		12,692,005

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	52,445	4,455,203
CDW Corp.	10,155	1,863,442
Corning, Inc.	154,897	5,427,591

Total Electronic Equipment, Instruments & Components		11,746,236

Energy Equipment & Services - 0.2%
Baker Hughes Co.	165,006	5,215,840
Halliburton Co.	63,400	2,091,566

Total Energy Equipment & Services		7,307,406

Entertainment - 0.1%
Activision Blizzard, Inc.*	36,308	3,060,764
Electronic Arts, Inc.	14,415	1,869,626

Total Entertainment		4,930,390

Financial Services - 1.6%
Apollo Global Management, Inc.	79,053	6,072,061
Fidelity National Information Services, Inc.	88,525	4,842,317
Global Payments, Inc.	17,140	1,688,633
MasterCard, Inc., Class A	44,139	17,359,869
Visa, Inc., Class A	116,926	27,767,586

Total Financial Services		57,730,466

Food Products - 1.8%
Archer-Daniels-Midland Co.	63,180	4,773,881
Campbell Soup Co.	45,573	2,083,142
Conagra Brands, Inc.	91,682	3,091,517
General Mills, Inc.	126,252	9,683,528
Hershey Co.	22,415	5,597,026
Hormel Foods Corp.	70,281	2,826,702
J.M. Smucker Co.	15,201	2,244,732
Kellogg Co.	90,346	6,089,320
Kraft Heinz Co.	278,699	9,893,815
McCormick & Co., Inc., Non-Voting Shares	28,827	2,514,579
Mondelez International, Inc., Class A	176,567	12,878,797
Tyson Foods, Inc., Class A	49,637	2,533,472

Total Food Products		64,210,511

Gas Utilities - 0.1%
Atmos Energy Corp.	19,653	2,286,430

Ground Transportation - 1.3%
CSX Corp.	228,631	7,796,317
JB Hunt Transport Services, Inc.	7,172	1,298,347
Norfolk Southern Corp.	39,042	8,853,164
Old Dominion Freight Line, Inc.	4,925	1,821,019
Union Pacific Corp.	129,814	26,562,541

Total Ground Transportation		46,331,388

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	261,531	28,512,110
Becton Dickinson & Co.	23,920	6,315,119
ResMed, Inc.	7,802	1,704,737
Stryker Corp.	25,816	7,876,203
Zimmer Biomet Holdings, Inc.	9,535	1,388,296

Total Health Care Equipment & Supplies		45,796,465

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	16,006	3,080,035
Cardinal Health, Inc.	36,105	3,414,450
Cigna Group	35,205	9,878,523
CVS Health Corp.	241,233	16,676,437
Elevance Health, Inc.	20,162	8,957,775
HCA Healthcare, Inc.	14,752	4,476,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2023

Investments	Shares	Value
Humana, Inc.	6,129	$2,740,460
Laboratory Corp. of America Holdings	5,831	1,407,195
McKesson Corp.	6,299	2,691,626
Quest Diagnostics, Inc.	12,792	1,798,043
UnitedHealth Group, Inc.	98,157	47,178,180

Total Health Care Providers & Services		102,299,661

Health Care REITs - 0.3%
Ventas, Inc.	90,386	4,272,546
Welltower, Inc.	92,967	7,520,101

Total Health Care REITs		11,792,647

Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	35,329	5,902,769
Hilton Worldwide Holdings, Inc.	12,462	1,813,844
Marriott International, Inc., Class A	25,806	4,740,304
McDonald’s Corp.	139,917	41,752,632
Starbucks Corp.	131,211	12,997,762
Yum! Brands, Inc.	43,103	5,971,921

Total Hotels, Restaurants & Leisure		73,179,232

Household Durables - 0.2%
D.R. Horton, Inc.	23,773	2,892,936
Lennar Corp., Class A	28,439	3,563,691

Total Household Durables		6,456,627

Household Products - 2.2%
Church & Dwight Co., Inc.	19,516	1,956,089
Clorox Co.	22,405	3,563,291
Colgate-Palmolive Co.	165,431	12,744,804
Kimberly-Clark Corp.	65,244	9,007,587
Procter & Gamble Co.	330,572	50,160,995

Total Household Products		77,432,766

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	80,674	1,672,372

Industrial Conglomerates - 1.0%
3M Co.	143,472	14,360,113
General Electric Co.	49,505	5,438,124
Honeywell International, Inc.	73,084	15,164,930

Total Industrial Conglomerates		34,963,167

Industrial REITs - 0.5%
Prologis, Inc.	146,109	17,917,347

Insurance - 2.1%
Aflac, Inc.	123,608	8,627,838
Allstate Corp.	39,132	4,266,953
American International Group, Inc.	131,250	7,552,125
Arthur J Gallagher & Co.	15,088	3,312,872
Brown & Brown, Inc.	13,309	916,192
Cincinnati Financial Corp.	21,294	2,072,332
Hartford Financial Services Group, Inc.	59,738	4,302,331
Marsh & McLennan Cos., Inc.	58,880	11,074,150
MetLife, Inc.	129,572	7,324,705
Principal Financial Group, Inc.	58,472	4,434,516
Progressive Corp.	25,215	3,337,710
Prudential Financial, Inc.	95,676	8,440,537
Travelers Cos., Inc.	39,660	6,887,356
W.R. Berkley Corp.	6,219	370,404

Total Insurance		72,920,021

IT Services - 1.0%
Cognizant Technology Solutions Corp., Class A	53,555	3,496,071
International Business Machines Corp.	229,525	30,712,740

Total IT Services		34,208,811

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	16,582	1,993,986
Danaher Corp.	32,932	7,903,680
Revvity, Inc.	24	2,851
Thermo Fisher Scientific, Inc.	17,289	9,020,536
West Pharmaceutical Services, Inc.	3,790	1,449,561

Total Life Sciences Tools & Services		20,370,614

Machinery - 2.1%
Caterpillar, Inc.	91,370	22,481,589
Cummins, Inc.	21,907	5,370,720
Deere & Co.	18,239	7,390,260
Dover Corp.	14,971	2,210,468
Fortive Corp.	16,645	1,244,547
IDEX Corp.	6,154	1,324,710
Illinois Tool Works, Inc.	61,062	15,275,270
Ingersoll Rand, Inc.	15,331	1,002,034
Otis Worldwide Corp.	51,368	4,572,266
PACCAR, Inc.	62,177	5,201,106
Parker-Hannifin Corp.	13,632	5,317,025
Westinghouse Air Brake Technologies Corp.	8,521	934,498
Xylem, Inc.	10,479	1,180,145

Total Machinery		73,504,638

Media - 1.1%
Comcast Corp., Class A	755,725	31,400,374
Fox Corp., Class A	48,376	1,644,784
Omnicom Group, Inc.	42,935	4,085,265
Sirius XM Holdings, Inc.(a)	525,496	2,380,497

Total Media		39,510,920

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	121,788	4,871,520
Nucor Corp.	30,579	5,014,344
Steel Dynamics, Inc.	17,306	1,885,143

Total Metals & Mining		11,771,007

Multi-Utilities - 1.5%
Ameren Corp.	40,135	3,277,825
CenterPoint Energy, Inc.	125,444	3,656,693
CMS Energy Corp.	50,130	2,945,138
Consolidated Edison, Inc.	95,884	8,667,914
Dominion Energy, Inc.	213,884	11,077,052
DTE Energy Co.	53,847	5,924,247
Public Service Enterprise Group, Inc.	103,736	6,494,911
Sempra Energy	53,330	7,764,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2023

Investments	Shares	Value
WEC Energy Group, Inc.	59,514	$5,251,515

Total Multi-Utilities		55,059,610

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	29,101	3,302,673

Oil, Gas & Consumable Fuels - 9.8%
Cheniere Energy, Inc.	18,741	2,855,379
Chevron Corp.	528,008	83,082,059
ConocoPhillips	181,962	18,853,083
Coterra Energy, Inc.	337,848	8,547,554
Devon Energy Corp.	278,672	13,471,004
Diamondback Energy, Inc.	62,749	8,242,709
EOG Resources, Inc.	121,462	13,900,111
Exxon Mobil Corp.	1,192,665	127,913,321
Hess Corp.	20,539	2,792,277
Marathon Oil Corp.	58,096	1,337,370
Marathon Petroleum Corp.	74,994	8,744,300
Occidental Petroleum Corp.	61,486	3,615,377
Phillips 66	98,626	9,406,948
Pioneer Natural Resources Co.	98,325	20,370,973
Targa Resources Corp.	22,878	1,741,016
Texas Pacific Land Corp.	111	146,132
Valero Energy Corp.	105,265	12,347,585
Williams Cos., Inc.	339,099	11,064,800

Total Oil, Gas & Consumable Fuels		348,431,998

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	15,347	3,013,844

Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	483,886	30,944,510
Eli Lilly & Co.	84,536	39,645,693
Johnson & Johnson	378,014	62,568,877
Merck & Co., Inc.	571,101	65,899,345
Pfizer, Inc.	1,507,700	55,302,436
Zoetis, Inc.	23,158	3,988,039

Total Pharmaceuticals		258,348,900

Professional Services - 0.8%
Automatic Data Processing, Inc.	66,547	14,626,365
Broadridge Financial Solutions, Inc.	13,670	2,264,162
Equifax, Inc.	6,068	1,427,800
Jacobs Solutions, Inc.	5,612	667,211
Paychex, Inc.	77,134	8,628,981
Verisk Analytics, Inc.	7,805	1,764,164

Total Professional Services		29,378,683

Residential REITs - 0.6%
AvalonBay Communities, Inc.	29,943	5,667,312
Equity Residential	86,439	5,702,381
Invitation Homes, Inc.	97,394	3,350,354
Mid-America Apartment Communities, Inc.	31,927	4,848,434
Sun Communities, Inc.	17,523	2,286,050

Total Residential REITs		21,854,531

Retail REITs - 0.7%
Realty Income Corp.	170,262	10,179,965
Simon Property Group, Inc.	133,488	15,415,194

Total Retail REITs		25,595,159

Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	52,830	10,291,812
Applied Materials, Inc.	48,167	6,962,058
Broadcom, Inc.	71,053	61,633,504
KLA Corp.	10,797	5,236,761
Lam Research Corp.	11,935	7,672,534
Microchip Technology, Inc.	51,911	4,650,707
Micron Technology, Inc.	55,886	3,526,965
Monolithic Power Systems, Inc.	2,689	1,452,678
NVIDIA Corp.	113,110	47,847,792
QUALCOMM, Inc.	154,747	18,421,083
Texas Instruments, Inc.	143,228	25,783,905

Total Semiconductors & Semiconductor Equipment		193,479,799

Software - 5.5%
Intuit, Inc.	13,023	5,967,008
Microsoft Corp.	460,714	156,891,546
Oracle Corp.	246,813	29,392,960
Roper Technologies, Inc.	4,969	2,389,095

Total Software		194,640,609

Specialized REITs - 2.1%
American Tower Corp.	72,015	13,966,589
Crown Castle, Inc.	107,947	12,299,481
Digital Realty Trust, Inc.	74,143	8,442,663
Equinix, Inc.	9,496	7,444,294
Extra Space Storage, Inc.	28,055	4,175,987
Iron Mountain, Inc.	75,731	4,303,036
Public Storage	41,106	11,998,019
SBA Communications Corp.	6,304	1,461,015
VICI Properties, Inc.	266,501	8,376,127
Weyerhaeuser Co.	94,891	3,179,797

Total Specialized REITs		75,647,008

Specialty Retail - 2.1%
Best Buy Co., Inc.	52,207	4,278,364
Home Depot, Inc.	137,651	42,759,907
Lowe’s Cos., Inc.	70,429	15,895,825
Ross Stores, Inc.	21,511	2,412,028
TJX Cos., Inc.	97,734	8,286,866
Tractor Supply Co.	10,242	2,264,506

Total Specialty Retail		75,897,496

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	846,793	164,252,438
Hewlett Packard Enterprise Co.	228,506	3,838,901
HP, Inc.	204,673	6,285,508

Total Technology Hardware, Storage & Peripherals		174,376,847

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	89,128	9,837,057

Tobacco - 2.6%
Altria Group, Inc.	714,235	32,354,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2023

Investments	Shares	Value
Philip Morris International, Inc.	603,590	$58,922,456

Total Tobacco		91,277,301

Trading Companies & Distributors - 0.3%
Fastenal Co.	118,944	7,016,506
W.W. Grainger, Inc.	4,981	3,927,967

Total Trading Companies & Distributors		10,944,473

Water Utilities - 0.1%
American Water Works Co., Inc.	18,778	2,680,560

TOTAL COMMON STOCKS (Cost: $2,801,205,940)		3,539,788,126

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $2,060,741)	33,896	2,104,603

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $2,653,348)	2,653,348	2,653,348

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,805,920,029)		3,544,546,077
Other Assets less Liabilities - 0.1%		4,288,595

NET ASSETS - 100.0%		$3,548,834,672

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,968,625 and the total market value of the collateral held by the Fund was $4,121,143. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,467,795.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund	$3,180,975	$9,183,082	$10,243,110	$(26,921)	$10,577	$2,104,603	$32,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,539,788,126	$—	$—	$3,539,788,126
Exchange-Traded Fund	2,104,603	—	—	2,104,603
Investment of Cash Collateral for Securities Loaned	—	2,653,348	—	2,653,348

Total Investments in Securities	$3,541,892,729	$2,653,348	$—	$3,544,546,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.1%
Axon Enterprise, Inc.*	591	$115,316
General Dynamics Corp.	4,420	950,963
HEICO Corp.	949	167,916
Howmet Aerospace, Inc.	4,110	203,692
L3Harris Technologies, Inc.	3,505	686,174
Lockheed Martin Corp.	3,936	1,812,056
Northrop Grumman Corp.	2,313	1,054,265
Raytheon Technologies Corp.	22,116	2,166,483
Textron, Inc.	3,825	258,685
TransDigm Group, Inc.	520	464,968

Total Aerospace & Defense		7,880,518

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,413	322,017
Expeditors International of Washington, Inc.	4,532	548,961
FedEx Corp.	9,533	2,363,231
United Parcel Service, Inc., Class B	19,818	3,552,376

Total Air Freight & Logistics		6,786,585

Automobile Components - 0.1%
BorgWarner, Inc.	7,730	378,074

Automobiles - 1.6%
Ford Motor Co.	152,485	2,307,098
General Motors Co.	80,748	3,113,643
Tesla, Inc.*	22,762	5,958,409

Total Automobiles		11,379,150

Banks - 5.2%
Bank of America Corp.	237,348	6,809,514
Citigroup, Inc.	101,449	4,670,712
Citizens Financial Group, Inc.	13,960	364,077
East West Bancorp, Inc.	5,705	301,167
Fifth Third Bancorp	23,153	606,840
First Citizens BancShares, Inc., Class A	412	528,781
Huntington Bancshares, Inc.	45,476	490,231
JPMorgan Chase & Co.	86,098	12,522,093
KeyCorp	33,243	307,165
M&T Bank Corp.	3,186	394,299
PNC Financial Services Group, Inc.	11,229	1,414,293
Regions Financial Corp.	31,477	560,920
Truist Financial Corp.	43,830	1,330,241
U.S. Bancorp	45,736	1,511,118
Wells Fargo & Co.	109,600	4,677,728

Total Banks		36,489,179

Beverages - 1.2%
Brown-Forman Corp., Class B	4,131	275,868
Coca-Cola Co.	52,621	3,168,837
Constellation Brands, Inc., Class A	2,843	699,747
Keurig Dr. Pepper, Inc.	19,537	610,922
Molson Coors Beverage Co., Class B	4,391	289,103
Monster Beverage Corp.*	8,647	496,684
PepsiCo, Inc.	16,318	3,022,420

Total Beverages		8,563,581

Biotechnology - 2.6%
AbbVie, Inc.	46,931	6,323,014
Amgen, Inc.	11,199	2,486,402
Biogen, Inc.*	2,739	780,204
BioMarin Pharmaceutical, Inc.*	1,122	97,255
Gilead Sciences, Inc.	29,181	2,248,980
Incyte Corp.*	3,115	193,909
Moderna, Inc.*	21,114	2,565,351
Neurocrine Biosciences, Inc.*	655	61,766
Regeneron Pharmaceuticals, Inc.*	2,711	1,947,962
Seagen, Inc.*	1,272	244,809
United Therapeutics Corp.*	845	186,534
Vertex Pharmaceuticals, Inc.*	3,874	1,363,299

Total Biotechnology		18,499,485

Broadline Retail - 1.4%
Amazon.com, Inc.*	70,791	9,228,315
eBay, Inc.	17,879	799,012

Total Broadline Retail		10,027,327

Building Products - 0.2%
Carlisle Cos., Inc.	1,228	315,019
Carrier Global Corp.	15,350	763,049
Masco Corp.	5,864	336,476

Total Building Products		1,414,544

Capital Markets - 3.0%
Ameriprise Financial, Inc.	2,701	897,164
Bank of New York Mellon Corp.	16,552	736,895
BlackRock, Inc.	2,530	1,748,584
Cboe Global Markets, Inc.	1,835	253,248
Charles Schwab Corp.	27,935	1,583,356
CME Group, Inc.	5,054	936,456
FactSet Research Systems, Inc.	377	151,045
Franklin Resources, Inc.	21,756	581,103
Goldman Sachs Group, Inc.	11,720	3,780,169
Intercontinental Exchange, Inc.	9,407	1,063,744
LPL Financial Holdings, Inc.	1,035	225,040
MarketAxess Holdings, Inc.	416	108,751
Moody’s Corp.	2,118	736,471
Morgan Stanley	44,135	3,769,129
Morningstar, Inc.	419	82,153
MSCI, Inc.	680	319,117
Nasdaq, Inc.	6,414	319,738
Northern Trust Corp.	5,945	440,762
Raymond James Financial, Inc.	4,319	448,183
S&P Global, Inc.	3,334	1,336,567
State Street Corp.	11,841	866,524
T. Rowe Price Group, Inc.	5,145	576,343

Total Capital Markets		20,960,542

Chemicals - 1.4%
Air Products & Chemicals, Inc.	2,406	720,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
Albemarle Corp.	2,031	$453,096
Celanese Corp.	6,137	710,665
CF Industries Holdings, Inc.	10,112	701,975
Corteva, Inc.	9,671	554,148
Dow, Inc.	34,883	1,857,869
DuPont de Nemours, Inc.	7,923	566,019
Eastman Chemical Co.	4,584	383,772
Ecolab, Inc.	3,035	566,604
FMC Corp.	2,324	242,486
Mosaic Co.	20,061	702,135
PPG Industries, Inc.	3,613	535,808
RPM International, Inc.	1,706	153,079
Sherwin-Williams Co.	2,780	738,146
Westlake Corp.	7,053	842,622

Total Chemicals		9,729,093

Commercial Services & Supplies - 0.3%
Cintas Corp.	843	419,039
Copart, Inc.*	5,377	490,436
Republic Services, Inc.	3,510	537,627
Rollins, Inc.	3,700	158,471
Waste Management, Inc.	4,348	754,030

Total Commercial Services & Supplies		2,359,603

Communications Equipment - 0.9%
Arista Networks, Inc.*	3,207	519,726
Cisco Systems, Inc.	91,024	4,709,582
Juniper Networks, Inc.	7,050	220,877
Motorola Solutions, Inc.	2,262	663,399
Ubiquiti, Inc.(a)	571	100,353

Total Communications Equipment		6,213,937

Construction & Engineering - 0.1%
AECOM	1,597	135,250
Quanta Services, Inc.	1,682	330,429
WillScot Mobile Mini Holdings Corp.*	1,850	88,411

Total Construction & Engineering		554,090

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	739	341,189
Vulcan Materials Co.	1,394	314,263

Total Construction Materials		655,452

Consumer Finance - 1.1%
American Express Co.	15,438	2,689,300
Capital One Financial Corp.	22,882	2,502,604
Discover Financial Services	13,476	1,574,671
Synchrony Financial	24,159	819,473

Total Consumer Finance		7,586,048

Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos., Inc., Class A	25,313	552,330
BJ’s Wholesale Club Holdings, Inc.*	2,211	139,315
Costco Wholesale Corp.	3,895	2,096,990
Dollar General Corp.	3,079	522,752
Dollar Tree, Inc.*	3,630	520,905
Kroger Co.	20,269	952,643
Sysco Corp.	6,609	490,388
Target Corp.	6,752	890,589
Walgreens Boots Alliance, Inc.	31,547	898,774
Walmart, Inc.	36,018	5,661,309

Total Consumer Staples Distribution & Retail		12,725,995

Containers & Packaging - 0.1%
Avery Dennison Corp.	1,313	225,573
International Paper Co.	13,041	414,834
Packaging Corp. of America	2,473	326,832

Total Containers & Packaging		967,239

Distributors - 0.2%
Genuine Parts Co.	2,264	383,136
LKQ Corp.	6,514	379,571
Pool Corp.	820	307,205

Total Distributors		1,069,912

Diversified Consumer Services - 0.0%
Service Corp. International	2,467	159,344

Diversified REITs - 0.0%
W.P. Carey, Inc.	1,663	112,352

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	343,793	5,483,498
Verizon Communications, Inc.	190,850	7,097,712

Total Diversified Telecommunication Services		12,581,210

Electric Utilities - 1.5%
Alliant Energy Corp.	4,231	222,043
American Electric Power Co., Inc.	9,198	774,472
Avangrid, Inc.	7,266	273,783
Constellation Energy Corp.	2,740	250,847
Duke Energy Corp.	12,316	1,105,238
Edison International	8,668	601,993
Entergy Corp.	3,850	374,874
Evergy, Inc.	4,741	276,969
Eversource Energy	4,762	337,721
Exelon Corp.	20,620	840,059
FirstEnergy Corp.	11,020	428,458
NextEra Energy, Inc.	20,482	1,519,764
NRG Energy, Inc.	13,063	488,426
PG&E Corp.*	48,866	844,404
PPL Corp.	11,364	300,691
Southern Co.	19,308	1,356,387
Xcel Energy, Inc.	7,881	489,962

Total Electric Utilities		10,486,091

Electrical Equipment - 0.3%
AMETEK, Inc.	2,898	469,128
Emerson Electric Co.	10,515	950,451
Hubbell, Inc.	628	208,220
Rockwell Automation, Inc.	1,423	468,807

Total Electrical Equipment		2,096,606

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	8,331	707,719
CDW Corp.	2,311	424,069
Corning, Inc.	17,127	600,130
Jabil, Inc.	5,008	540,513
Keysight Technologies, Inc.*	2,601	435,537
TD SYNNEX Corp.	3,724	350,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
Teledyne Technologies, Inc.*	557	$228,988
Trimble, Inc.*	2,851	150,932

Total Electronic Equipment, Instruments & Components		3,437,944

Energy Equipment & Services - 0.1%
Baker Hughes Co.	8,984	283,984
Halliburton Co.	14,533	479,444

Total Energy Equipment & Services		763,428

Entertainment - 1.0%
Activision Blizzard, Inc.*	10,201	859,944
Electronic Arts, Inc.	4,328	561,342
Liberty Media Corp. - Liberty Formula One, Class C*	1,637	123,233
Live Nation Entertainment, Inc.*	2,027	184,680
Netflix, Inc.*	7,332	3,229,673
Walt Disney Co.*	21,197	1,892,468

Total Entertainment		6,851,340

Financial Services - 3.5%
Berkshire Hathaway, Inc., Class B*	32,168	10,969,288
Equitable Holdings, Inc.	20,371	553,276
Fidelity National Information Services, Inc.	18,711	1,023,492
Fiserv, Inc.*	12,154	1,533,227
FleetCor Technologies, Inc.*	1,574	395,200
Global Payments, Inc.	8,217	809,539
Jack Henry & Associates, Inc.	732	122,486
MasterCard, Inc., Class A	9,224	3,627,799
Visa, Inc., Class A	24,338	5,779,788

Total Financial Services		24,814,095

Food Products - 1.1%
Archer-Daniels-Midland Co.	14,818	1,119,648
Campbell Soup Co.	5,211	238,195
Conagra Brands, Inc.	9,599	323,678
Darling Ingredients, Inc.*	3,819	243,614
General Mills, Inc.	9,767	749,129
Hershey Co.	2,366	590,790
Hormel Foods Corp.	6,189	248,922
J.M. Smucker Co.	1,997	294,897
Kellogg Co.	6,287	423,744
Kraft Heinz Co.	27,439	974,085
Lamb Weston Holdings, Inc.	1,425	163,804
McCormick & Co., Inc., Non-Voting Shares	2,349	204,903
Mondelez International, Inc., Class A	20,085	1,465,000
Tyson Foods, Inc., Class A	15,362	784,076

Total Food Products		7,824,485

Gas Utilities - 0.0%
Atmos Energy Corp.	2,168	252,225

Ground Transportation - 0.8%
CSX Corp.	42,219	1,439,668
JB Hunt Transport Services, Inc.	1,754	317,527
Norfolk Southern Corp.	4,261	966,224
Old Dominion Freight Line, Inc.	1,465	541,684
Union Pacific Corp.	11,016	2,254,094

Total Ground Transportation		5,519,197

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	30,818	3,359,778
Align Technology, Inc.*	1,299	459,378
Becton Dickinson & Co.	4,505	1,189,365
Boston Scientific Corp.*	17,787	962,099
Cooper Cos., Inc.	441	169,093
Dexcom, Inc.*	2,372	304,826
Edwards Lifesciences Corp.*	6,726	634,464
GE HealthCare, Inc.	3,298	267,929
Hologic, Inc.*	6,616	535,697
IDEXX Laboratories, Inc.*	672	337,499
Insulet Corp.*	543	156,569
Intuitive Surgical, Inc.*	2,135	730,042
ResMed, Inc.	1,361	297,378
Stryker Corp.	4,479	1,366,498
Teleflex, Inc.	984	238,158
Zimmer Biomet Holdings, Inc.	3,877	564,491

Total Health Care Equipment & Supplies		11,573,264

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	4,498	865,550
Cardinal Health, Inc.	5,746	543,399
Centene Corp.*	12,524	844,744
Cigna Group	7,147	2,005,448
CVS Health Corp.	36,143	2,498,566
Elevance Health, Inc.	4,334	1,925,553
HCA Healthcare, Inc.	6,969	2,114,952
Henry Schein, Inc.*	2,513	203,804
Humana, Inc.	1,809	808,858
Laboratory Corp. of America Holdings	2,624	633,250
McKesson Corp.	3,083	1,317,397
Molina Healthcare, Inc.*	867	261,175
Quest Diagnostics, Inc.	3,038	427,021
UnitedHealth Group, Inc.	12,143	5,836,412

Total Health Care Providers & Services		20,286,129

Health Care REITs - 0.1%
Healthpeak Properties, Inc.	4,616	92,782
Welltower, Inc.	3,262	263,863

Total Health Care REITs		356,645

Health Care Technology - 0.0%
Veeva Systems, Inc., Class A*	1,443	285,324

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	14,151	238,161

Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc., Class A*	5,474	701,548
Aramark	2,538	109,261
Booking Holdings, Inc.*	592	1,598,595
Chipotle Mexican Grill, Inc.*	210	449,190
Darden Restaurants, Inc.	2,126	355,212
Domino’s Pizza, Inc.	440	148,276
Expedia Group, Inc.*	3,855	421,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
Hilton Worldwide Holdings, Inc.	2,701	$393,130
Marriott International, Inc., Class A	3,970	729,249
McDonald’s Corp.	8,575	2,558,866
Starbucks Corp.	10,065	997,039
Vail Resorts, Inc.	547	137,713
Yum! Brands, Inc.	3,092	428,397

Total Hotels, Restaurants & Leisure		9,028,174

Household Durables - 0.8%
D.R. Horton, Inc.	19,197	2,336,083
Lennar Corp., Class A	15,614	1,956,590
NVR, Inc.*	104	660,464
PulteGroup, Inc.	12,923	1,003,859

Total Household Durables		5,956,996

Household Products - 0.9%
Church & Dwight Co., Inc.	3,088	309,510
Clorox Co.	788	125,324
Colgate-Palmolive Co.	9,774	752,989
Kimberly-Clark Corp.	4,308	594,762
Procter & Gamble Co.	30,965	4,698,629

Total Household Products		6,481,214

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	13,144	272,475

Industrial Conglomerates - 0.6%
3M Co.	14,516	1,452,906
General Electric Co.	9,894	1,086,856
Honeywell International, Inc.	8,642	1,793,215

Total Industrial Conglomerates		4,332,977

Industrial REITs - 0.2%
Prologis, Inc.	11,861	1,454,514
Rexford Industrial Realty, Inc.	1,616	84,388

Total Industrial REITs		1,538,902

Insurance - 1.8%
Aflac, Inc.	17,432	1,216,754
Allstate Corp.	2,579	281,214
American Financial Group, Inc.	2,343	278,231
American International Group, Inc.	21,096	1,213,864
Arthur J Gallagher & Co.	2,179	478,443
Brown & Brown, Inc.	3,258	224,281
Cincinnati Financial Corp.	1,983	192,986
CNA Financial Corp.	6,671	257,634
Erie Indemnity Co., Class A	336	70,563
Fidelity National Financial, Inc.	15,512	558,432
Globe Life, Inc.	1,800	197,316
Hartford Financial Services Group, Inc.	10,628	765,428
Loews Corp.	5,395	320,355
Markel Group, Inc.*	321	444,001
Marsh & McLennan Cos., Inc.	6,225	1,170,798
MetLife, Inc.	28,203	1,594,316
Principal Financial Group, Inc.	6,857	520,035
Progressive Corp.	5,705	755,171
Prudential Financial, Inc.	11,757	1,037,202
Travelers Cos., Inc.	6,170	1,071,482
W.R. Berkley Corp.	4,328	257,776

Total Insurance		12,906,282

Interactive Media & Services - 10.2%
Alphabet, Inc., Class A*	306,655	36,706,604
Match Group, Inc.*	1,506	63,026
Meta Platforms, Inc., Class A*	119,881	34,403,449
Pinterest, Inc., Class A*	8,060	220,360
Snap, Inc., Class A*	5,954	70,495
ZoomInfo Technologies, Inc.*	4,635	117,683

Total Interactive Media & Services		71,581,617

IT Services - 0.6%
Akamai Technologies, Inc.*	3,111	279,585
Cognizant Technology Solutions Corp., Class A	13,270	866,266
EPAM Systems, Inc.*	544	122,264
Gartner, Inc.*	929	325,438
GoDaddy, Inc., Class A*	1,719	129,148
International Business Machines Corp.	17,758	2,376,198
MongoDB, Inc.*	517	212,482
VeriSign, Inc.*	1,038	234,557

Total IT Services		4,545,938

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	3,296	396,344
Avantor, Inc.*	14,985	307,792
Bruker Corp.	1,836	135,717
Charles River Laboratories International, Inc.*	903	189,856
Danaher Corp.	9,591	2,301,840
IQVIA Holdings, Inc.*	2,948	662,622
Mettler-Toledo International, Inc.*	200	262,328
Repligen Corp.*	349	49,369
Revvity, Inc.	1,878	223,088
Thermo Fisher Scientific, Inc.	5,385	2,809,624
Waters Corp.*	615	163,922
West Pharmaceutical Services, Inc.	1,057	404,271

Total Life Sciences Tools & Services		7,906,773

Machinery - 1.7%
AGCO Corp.	1,948	256,006
Caterpillar, Inc.	9,423	2,318,529
Cummins, Inc.	3,071	752,886
Deere & Co.	5,296	2,145,886
Dover Corp.	2,961	437,192
Fortive Corp.	5,624	420,507
Graco, Inc.	2,049	176,931
IDEX Corp.	757	162,952
Illinois Tool Works, Inc.	3,638	910,082
Ingersoll Rand, Inc.	6,162	402,748
Nordson Corp.	720	178,690
Otis Worldwide Corp.	5,502	489,733
PACCAR, Inc.	11,854	991,587
Parker-Hannifin Corp.	2,813	1,097,183
Snap-on, Inc.	1,055	304,040
Toro Co.	1,087	110,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
Westinghouse Air Brake Technologies Corp.	3,119	$342,061
Xylem, Inc.	1,644	185,147

Total Machinery		11,682,654

Media - 1.6%
Charter Communications, Inc., Class A*	4,462	1,639,205
Comcast Corp., Class A	149,101	6,195,146
Fox Corp., Class A	16,897	574,498
Interpublic Group of Cos., Inc.	9,329	359,913
Liberty Broadband Corp., Class C*	6,672	534,494
News Corp., Class A	11,972	233,454
Omnicom Group, Inc.	5,772	549,206
Paramount Global, Class B	21,281	338,581
Sirius XM Holdings, Inc.(a)	56,470	255,809
Trade Desk, Inc., Class A*	3,756	290,038

Total Media		10,970,344

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	34,379	1,375,160
Nucor Corp.	14,218	2,331,468
Reliance Steel & Aluminum Co.	2,839	771,044
Southern Copper Corp.	13,706	983,268
Steel Dynamics, Inc.	9,575	1,043,005

Total Metals & Mining		6,503,945

Multi-Utilities - 0.6%
Ameren Corp.	3,586	292,869
CenterPoint Energy, Inc.	10,442	304,384
CMS Energy Corp.	3,318	194,933
Consolidated Edison, Inc.	5,805	524,772
Dominion Energy, Inc.	17,984	931,391
DTE Energy Co.	3,010	331,160
NiSource, Inc.	6,665	182,288
Public Service Enterprise Group, Inc.	8,258	517,033
Sempra Energy	5,847	851,265
WEC Energy Group, Inc.	4,538	400,433

Total Multi-Utilities		4,530,528

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,177	133,578
Boston Properties, Inc.	4,047	233,066

Total Office REITs		366,644

Oil, Gas & Consumable Fuels - 8.1%
Antero Resources Corp.*	15,689	361,318
APA Corp.	17,183	587,143
Chesapeake Energy Corp.	6,781	567,434
Chevron Corp.	61,205	9,630,607
ConocoPhillips	44,922	4,654,368
Coterra Energy, Inc.	43,780	1,107,634
Devon Energy Corp.	25,492	1,232,283
Diamondback Energy, Inc.	8,932	1,173,307
EOG Resources, Inc.	19,098	2,185,575
EQT Corp.	10,375	426,724
Exxon Mobil Corp.	161,659	17,337,928
Hess Corp.	4,321	587,440
HF Sinclair Corp.	12,750	568,777
Kinder Morgan, Inc.	44,716	770,009
Marathon Oil Corp.	33,685	775,429
Marathon Petroleum Corp.	27,898	3,252,907
New Fortress Energy, Inc.(a)	2,220	59,452
Occidental Petroleum Corp.	44,584	2,621,539
ONEOK, Inc.	8,340	514,745
Ovintiv, Inc.	11,605	441,802
Phillips 66	25,389	2,421,603
Pioneer Natural Resources Co.	10,365	2,147,421
Targa Resources Corp.	1,713	130,359
Valero Energy Corp.	23,439	2,749,395
Williams Cos., Inc.	19,128	624,147

Total Oil, Gas & Consumable Fuels		56,929,346

Passenger Airlines - 0.1%
Delta Air Lines, Inc.*	11,166	530,832
Southwest Airlines Co.	8,723	315,860

Total Passenger Airlines		846,692

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	3,512	689,687

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	66,307	4,240,333
Eli Lilly & Co.	6,767	3,173,588
Johnson & Johnson	46,844	7,753,619
Merck & Co., Inc.	56,074	6,470,379
Pfizer, Inc.	236,863	8,688,135
Zoetis, Inc.	4,717	812,314

Total Pharmaceuticals		31,138,368

Professional Services - 0.6%
Automatic Data Processing, Inc.	3,806	836,521
Booz Allen Hamilton Holding Corp.	1,706	190,390
Broadridge Financial Solutions, Inc.	1,717	284,387
Ceridian HCM Holding, Inc.*	1,008	67,506
CoStar Group, Inc.*	2,765	246,085
Equifax, Inc.	1,584	372,715
Jacobs Solutions, Inc.	2,362	280,818
Leidos Holdings, Inc.	2,717	240,400
Paychex, Inc.	3,860	431,818
Paycom Software, Inc.	499	160,299
Paylocity Holding Corp.*	492	90,789
SS&C Technologies Holdings, Inc.	7,449	451,409
Verisk Analytics, Inc.	1,745	394,422

Total Professional Services		4,047,559

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	8,752	706,374

Residential REITs - 0.3%
American Homes 4 Rent, Class A	2,815	99,792
AvalonBay Communities, Inc.	2,424	458,790
Camden Property Trust	1,861	202,607
Equity LifeStyle Properties, Inc.	1,864	124,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
Equity Residential	6,377	$420,691
Essex Property Trust, Inc.	736	172,445
Invitation Homes, Inc.	5,174	177,985
Mid-America Apartment Communities, Inc.	1,315	199,696
Sun Communities, Inc.	1,089	142,071
UDR, Inc.	3,271	140,522

Total Residential REITs		2,139,282

Retail REITs - 0.2%
Kimco Realty Corp.	4,193	82,686
Realty Income Corp.	4,335	259,190
Regency Centers Corp.	1,895	117,054
Simon Property Group, Inc.	5,386	621,975

Total Retail REITs		1,080,905

Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	9,841	1,917,125
Applied Materials, Inc.	20,657	2,985,763
Broadcom, Inc.	9,094	7,888,408
Enphase Energy, Inc.*	892	149,392
First Solar, Inc.*	623	118,426
KLA Corp.	2,967	1,439,054
Lam Research Corp.	3,453	2,219,796
Lattice Semiconductor Corp.*	1,554	149,293
Microchip Technology, Inc.	13,402	1,200,685
Micron Technology, Inc.	55,626	3,510,557
Monolithic Power Systems, Inc.	422	227,977
NVIDIA Corp.	18,396	7,781,876
ON Semiconductor Corp.*	10,404	984,010
Qorvo, Inc.*	1,608	164,064
QUALCOMM, Inc.	42,774	5,091,817
Skyworks Solutions, Inc.	6,455	714,504
Teradyne, Inc.	2,078	231,344
Texas Instruments, Inc.	16,280	2,930,726

Total Semiconductors & Semiconductor Equipment		39,704,817

Software - 8.3%
Adobe, Inc.*	6,082	2,974,037
ANSYS, Inc.*	906	299,225
Atlassian Corp., Class A*	1,328	222,852
Autodesk, Inc.*	1,576	322,465
Bentley Systems, Inc., Class B	2,035	110,358
BILL Holdings, Inc.*	426	49,778
Black Knight, Inc.*	2,376	141,918
Cadence Design Systems, Inc.*	2,380	558,158
Crowdstrike Holdings, Inc., Class A*	1,536	225,592
Datadog, Inc., Class A*	2,246	220,961
Dynatrace, Inc.*	2,177	112,050
Fair Isaac Corp.*	258	208,776
Fortinet, Inc.*	5,352	404,558
Gen Digital, Inc.	14,816	274,837
HubSpot, Inc.*	402	213,900
Intuit, Inc.	2,896	1,326,918
Microsoft Corp.	107,381	36,567,526
Oracle Corp.	54,066	6,438,720
Palo Alto Networks, Inc.*	2,067	528,139
PTC, Inc.*	1,567	222,984
Roper Technologies, Inc.	1,151	553,401
Salesforce, Inc.*	15,303	3,232,912
ServiceNow, Inc.*	1,465	823,286
Splunk, Inc.*	1,362	144,495
Synopsys, Inc.*	1,358	591,287
Tyler Technologies, Inc.*	257	107,033
VMware, Inc., Class A*	7,372	1,059,283
Workday, Inc., Class A*	1,524	344,256
Zoom Video Communications, Inc., Class A*	5,268	357,592

Total Software		58,637,297

Specialized REITs - 0.8%
American Tower Corp.	4,370	847,518
Crown Castle, Inc.	3,883	442,429
Digital Realty Trust, Inc.	4,300	489,641
Equinix, Inc.	598	468,796
Extra Space Storage, Inc.	1,963	292,193
Gaming & Leisure Properties, Inc.	3,356	162,632
Iron Mountain, Inc.	2,928	166,369
Public Storage	4,771	1,392,559
SBA Communications Corp.	762	176,601
VICI Properties, Inc.	8,909	280,010
Weyerhaeuser Co.	25,557	856,415

Total Specialized REITs		5,575,163

Specialty Retail - 1.9%
AutoZone, Inc.*	318	792,888
Bath & Body Works, Inc.	6,199	232,463
Best Buy Co., Inc.	6,044	495,306
Burlington Stores, Inc.*	631	99,313
Home Depot, Inc.	16,992	5,278,395
Lowe’s Cos., Inc.	13,443	3,034,085
O’Reilly Automotive, Inc.*	848	810,094
Ross Stores, Inc.	4,084	457,939
TJX Cos., Inc.	14,733	1,249,211
Tractor Supply Co.	1,503	332,313
Ulta Beauty, Inc.*	788	370,829

Total Specialty Retail		13,152,836

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	221,186	42,903,449
Hewlett Packard Enterprise Co.	56,330	946,344
HP, Inc.	44,575	1,368,898
NetApp, Inc.	6,003	458,629

Total Technology Hardware, Storage & Peripherals		45,677,320

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	396	208,953
NIKE, Inc., Class B	16,142	1,781,593

Total Textiles, Apparel & Luxury Goods		1,990,546

Tobacco - 0.8%
Altria Group, Inc.	57,883	2,622,100
Philip Morris International, Inc.	27,058	2,641,402

Total Tobacco		5,263,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

Investments	Shares	Value
Trading Companies & Distributors - 0.3%
Fastenal Co.	7,201	$424,787
United Rentals, Inc.	2,043	909,891
W.W. Grainger, Inc.	744	586,711
Watsco, Inc.(a)	618	235,748

Total Trading Companies & Distributors		2,157,137

Water Utilities - 0.1%
American Water Works Co., Inc.	2,074	296,064
Essential Utilities, Inc.	2,606	104,005

Total Water Utilities		400,069

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,952	1,104,533

TOTAL COMMON STOCKS (Cost: $612,125,280)		701,725,090

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(a)(b) (Cost: $463,303)	6,157	489,913

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $712,496)	712,496	712,496

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $613,301,079)		702,927,499
Other Assets less Liabilities - 0.0%		50,703

NET ASSETS - 100.0%		$702,978,202

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $850,835 and the total market value of the collateral held by the Fund was $877,867. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $165,371.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. High Dividend Fund	$151,624	$893,250	$556,678	$353	$1,364	$489,913	$5,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$701,725,090	$—	$—	$701,725,090
Exchange-Traded Fund	489,913	—	—	489,913
Investment of Cash Collateral for Securities Loaned	—	712,496	—	712,496

Total Investments in Securities	$702,215,003	$712,496	$—	$702,927,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.4%

Aerospace & Defense - 1.4%
BWX Technologies, Inc.	112,833	$8,075,458
Curtiss-Wright Corp.	18,769	3,447,115
Hexcel Corp.	48,074	3,654,585
Howmet Aerospace, Inc.	199,638	9,894,059
Huntington Ingalls Industries, Inc.	45,106	10,266,126
Textron, Inc.	108,450	7,334,473
Woodward, Inc.	36,901	4,387,898

Total Aerospace & Defense		47,059,714

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	223,102	21,049,674

Automobile Components - 0.9%
BorgWarner, Inc.	209,920	10,267,187
Gentex Corp.	234,038	6,847,952
Lear Corp.	73,690	10,578,200

Total Automobile Components		27,693,339

Automobiles - 0.4%
Harley-Davidson, Inc.	119,307	4,200,799
Thor Industries, Inc.	94,770	9,808,695

Total Automobiles		14,009,494

Banks - 7.4%
Ameris Bancorp	80,795	2,763,997
Associated Banc-Corp.	305,280	4,954,694
Bank OZK	285,901	11,481,784
BOK Financial Corp.	78,689	6,356,497
Cadence Bank	325,522	6,393,252
Comerica, Inc.	267,799	11,343,966
Commerce Bancshares, Inc.	148,327	7,223,525
Cullen/Frost Bankers, Inc.	123,942	13,327,483
CVB Financial Corp.	328,916	4,368,004
East West Bancorp, Inc.	266,696	14,078,882
First Citizens BancShares, Inc., Class A	6,851	8,792,916
First Financial Bankshares, Inc.	227,560	6,483,184
First Interstate BancSystem, Inc., Class A	251,525	5,996,356
FNB Corp.	1,010,209	11,556,791
Glacier Bancorp, Inc.	145,816	4,545,085
Hancock Whitney Corp.	150,317	5,769,166
Home BancShares, Inc.	313,428	7,146,158
Independent Bank Corp.	63,051	2,806,400
New York Community Bancorp, Inc.	1,593,315	17,908,861
Old National Bancorp	492,532	6,865,896
Pinnacle Financial Partners, Inc.	57,432	3,253,523
Prosperity Bancshares, Inc.	147,477	8,329,501
ServisFirst Bancshares, Inc.	63,387	2,593,796
SouthState Corp.	100,387	6,605,465
Synovus Financial Corp.	269,333	8,147,323
UMB Financial Corp.	78,790	4,798,311
United Bankshares, Inc.	250,837	7,442,334
United Community Banks, Inc.	155,106	3,876,099
Valley National Bancorp	1,003,178	7,774,630
Webster Financial Corp.	290,950	10,983,363
Western Alliance Bancorp	139,193	5,076,369
Wintrust Financial Corp.	60,976	4,428,077
Zions Bancorp NA	262,953	7,062,918

Total Banks		240,534,606

Beverages - 0.7%
Coca-Cola Consolidated, Inc.	4,507	2,866,542
Molson Coors Beverage Co., Class B	285,442	18,793,501

Total Beverages		21,660,043

Broadline Retail - 0.6%
Dillard’s, Inc., Class A	6,980	2,277,434
Kohl’s Corp.	393,613	9,072,780
Macy’s, Inc.	408,404	6,554,884

Total Broadline Retail		17,905,098

Building Products - 2.9%
A.O. Smith Corp.	140,490	10,224,862
AAON, Inc.	31,942	3,028,421
Advanced Drainage Systems, Inc.	45,565	5,184,386
Carlisle Cos., Inc.	47,889	12,284,965
Fortune Brands Innovations, Inc.	132,304	9,519,273
Lennox International, Inc.	32,094	10,464,891
Masco Corp.	264,484	15,176,092
Owens Corning	83,757	10,930,288
Simpson Manufacturing Co., Inc.	37,420	5,182,670
UFP Industries, Inc.	69,185	6,714,404
Zurn Elkay Water Solutions Corp., Class C(a)	154,173	4,145,712

Total Building Products		92,855,964

Capital Markets - 5.3%
Affiliated Managers Group, Inc.	19,488	2,921,056
Ares Management Corp., Class A	288,367	27,784,160
Blue Owl Capital, Inc.	1,032,308	12,026,388
Carlyle Group, Inc.(a)	757,551	24,203,754
Cboe Global Markets, Inc.	127,146	17,547,420
Evercore, Inc., Class A	59,808	7,391,671
Franklin Resources, Inc.	1,049,919	28,043,337
Houlihan Lokey, Inc.	89,163	8,765,615
Interactive Brokers Group, Inc., Class A	51,877	4,309,422
Jefferies Financial Group, Inc.	393,513	13,052,826
MarketAxess Holdings, Inc.	22,003	5,752,024
Morningstar, Inc.	21,196	4,155,900
SEI Investments Co.	103,119	6,147,955
Stifel Financial Corp.	117,300	6,999,291
Tradeweb Markets, Inc., Class A	52,685	3,607,869

Total Capital Markets		172,708,688

Chemicals - 3.2%
Ashland, Inc.	42,362	3,681,681
Balchem Corp.	17,437	2,350,682
Cabot Corp.	71,741	4,798,756
Celanese Corp.	142,346	16,483,667
Chemours Co.	270,596	9,982,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2023

Investments	Shares	Value
Eastman Chemical Co.	212,666	$17,804,398
Element Solutions, Inc.	253,150	4,860,480
H.B. Fuller Co.	53,263	3,808,837
Huntsman Corp.	451,812	12,207,960
Olin Corp.	161,908	8,320,452
RPM International, Inc.	112,062	10,055,323
Westlake Corp.	91,439	10,924,217

Total Chemicals		105,278,740

Commercial Services & Supplies - 0.3%
MSA Safety, Inc.	34,541	6,008,752
Tetra Tech, Inc.	31,270	5,120,150

Total Commercial Services & Supplies		11,128,902

Communications Equipment - 0.4%
Juniper Networks, Inc.	429,780	13,465,007

Construction & Engineering - 0.8%
AECOM	100,616	8,521,169
Comfort Systems USA, Inc.	22,190	3,643,598
EMCOR Group, Inc.	24,598	4,545,218
MDU Resources Group, Inc.	318,207	6,663,255
Valmont Industries, Inc.	13,798	4,015,908

Total Construction & Engineering		27,389,148

Construction Materials - 0.2%
Eagle Materials, Inc.	28,911	5,389,589

Consumer Finance - 1.5%
Ally Financial, Inc.	716,504	19,352,773
FirstCash Holdings, Inc.	45,483	4,244,928
OneMain Holdings, Inc.	393,943	17,211,370
SLM Corp.	392,677	6,408,489

Total Consumer Finance		47,217,560

Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos., Inc., Class A	640,318	13,971,739
Casey’s General Stores, Inc.	22,745	5,547,050

Total Consumer Staples Distribution & Retail		19,518,789

Containers & Packaging - 3.7%
AptarGroup, Inc.	57,075	6,612,710
Berry Global Group, Inc.	116,957	7,525,013
Graphic Packaging Holding Co.	438,991	10,548,954
International Paper Co.	874,362	27,813,455
Packaging Corp. of America	248,289	32,813,874
Sealed Air Corp.	126,482	5,059,280
Silgan Holdings, Inc.	117,279	5,499,212
Sonoco Products Co.	241,535	14,255,396
Westrock Co.	389,256	11,315,672

Total Containers & Packaging		121,443,566

Distributors - 0.8%
LKQ Corp.	276,356	16,103,264
Pool Corp.	26,463	9,914,098

Total Distributors		26,017,362

Diversified Consumer Services - 0.7%
ADT, Inc.	728,776	4,394,519
H&R Block, Inc.	330,941	10,547,090
Service Corp. International	132,096	8,532,081

Total Diversified Consumer Services		23,473,690

Electric Utilities - 4.6%
ALLETE, Inc.	126,888	7,355,697
Alliant Energy Corp.	389,673	20,450,039
Evergy, Inc.	471,830	27,564,309
Hawaiian Electric Industries, Inc.	211,540	7,657,748
IDACORP, Inc.	81,092	8,320,039
NRG Energy, Inc.	399,594	14,940,820
OGE Energy Corp.	618,328	22,204,158
Pinnacle West Capital Corp.	251,060	20,451,348
PNM Resources, Inc.	144,515	6,517,626
Portland General Electric Co.	288,497	13,510,315

Total Electric Utilities		148,972,099

Electrical Equipment - 1.2%
Acuity Brands, Inc.	16,384	2,671,903
Hubbell, Inc.	74,173	24,592,800
Regal Rexnord Corp.	46,930	7,222,527
Vertiv Holdings Co.	188,622	4,672,167

Total Electrical Equipment		39,159,397

Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc.	195,976	9,886,989
Cognex Corp.	87,926	4,925,615
Jabil, Inc.	67,115	7,243,722
Littelfuse, Inc.	23,131	6,738,292
National Instruments Corp.	204,183	11,720,104
TD SYNNEX Corp.	67,173	6,314,262

Total Electronic Equipment, Instruments & Components		46,828,984

Energy Equipment & Services - 0.5%
ChampionX Corp.	139,940	4,343,738
Helmerich & Payne, Inc.	129,192	4,579,856
NOV, Inc.	249,613	4,003,792
Patterson-UTI Energy, Inc.	277,068	3,316,504

Total Energy Equipment & Services		16,243,890

Entertainment - 0.1%
Warner Music Group Corp., Class A	161,366	4,210,039

Financial Services - 1.8%
Enact Holdings, Inc.	299,435	7,524,802
Equitable Holdings, Inc.	486,413	13,210,977
Jack Henry & Associates, Inc.	59,215	9,908,446
MGIC Investment Corp.	741,708	11,711,569
TFS Financial Corp.(a)	847,284	10,650,360
Voya Financial, Inc.	77,479	5,556,019

Total Financial Services		58,562,173

Food Products - 1.2%
Flowers Foods, Inc.	482,899	12,014,527
Ingredion, Inc.	100,177	10,613,753
Lamb Weston Holdings, Inc.	90,510	10,404,125
Lancaster Colony Corp.	27,731	5,576,427
Seaboard Corp.	536	1,908,546

Total Food Products		40,517,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2023

Investments	Shares	Value
Gas Utilities - 1.9%
National Fuel Gas Co.	214,332	$11,008,091
New Jersey Resources Corp.	241,973	11,421,126
ONE Gas, Inc.	145,800	11,198,898
Southwest Gas Holdings, Inc.	131,825	8,390,661
Spire, Inc.	129,093	8,189,660
UGI Corp.	397,297	10,715,100

Total Gas Utilities		60,923,536

Ground Transportation - 0.6%
Knight-Swift Transportation Holdings, Inc.	87,341	4,852,666
Landstar System, Inc.	25,682	4,944,812
Ryder System, Inc.	115,770	9,816,139

Total Ground Transportation		19,613,617

Health Care Equipment & Supplies - 0.7%
Cooper Cos., Inc.	23,847	9,143,655
Dentsply Sirona, Inc.	204,064	8,166,642
Teleflex, Inc.	23,568	5,704,163

Total Health Care Equipment & Supplies		23,014,460

Health Care Providers & Services - 0.7%
Chemed Corp.	7,373	3,993,733
Encompass Health Corp.	73,428	4,971,810
Ensign Group, Inc.	28,412	2,712,209
Premier, Inc., Class A	249,098	6,890,051
Universal Health Services, Inc., Class B	34,190	5,394,156

Total Health Care Providers & Services		23,961,959

Health Care REITs - 1.2%
Healthpeak Properties, Inc.	744,835	14,971,183
Omega Healthcare Investors, Inc.	747,465	22,939,701

Total Health Care REITs		37,910,884

Hotel & Resort REITs - 0.4%
Apple Hospitality REIT, Inc.	288,763	4,363,209
Host Hotels & Resorts, Inc.	383,778	6,458,984
Ryman Hospitality Properties, Inc.	28,362	2,635,397

Total Hotel & Resort REITs		13,457,590

Hotels, Restaurants & Leisure - 2.6%
Aramark	160,032	6,889,378
Boyd Gaming Corp.	97,090	6,735,133
Choice Hotels International, Inc.	41,518	4,879,195
Churchill Downs, Inc.	38,238	5,321,582
Domino’s Pizza, Inc.	31,656	10,667,755
Marriott Vacations Worldwide Corp.	39,967	4,904,750
Texas Roadhouse, Inc.	102,272	11,483,100
Vail Resorts, Inc.	62,510	15,737,518
Wendy’s Co.	269,838	5,868,977
Wingstop, Inc.	16,873	3,377,300
Wyndham Hotels & Resorts, Inc.	130,458	8,945,505

Total Hotels, Restaurants & Leisure		84,810,193

Household Durables - 1.2%
Leggett & Platt, Inc.	348,400	10,319,608
PulteGroup, Inc.	174,559	13,559,743
Tempur Sealy International, Inc.	140,910	5,646,264
Toll Brothers, Inc.	116,393	9,203,194

Total Household Durables		38,728,809

Household Products - 0.3%
Reynolds Consumer Products, Inc.	327,135	9,241,564

Independent Power & Renewable Electricity Producers - 1.2%
Clearway Energy, Inc., Class C	372,434	10,636,715
Ormat Technologies, Inc.	29,122	2,343,156
Vistra Corp.	969,366	25,445,858

Total Independent Power & Renewable Electricity Producers		38,425,729

Industrial REITs - 0.7%
Americold Realty Trust, Inc.	139,497	4,505,753
EastGroup Properties, Inc.	30,559	5,305,042
First Industrial Realty Trust, Inc.	70,093	3,689,696
Rexford Industrial Realty, Inc.	98,650	5,151,503
STAG Industrial, Inc.	90,871	3,260,452
Terreno Realty Corp.	38,593	2,319,439

Total Industrial REITs		24,231,885

Insurance - 6.0%
American Financial Group, Inc.	82,578	9,806,137
Assurant, Inc.	63,159	7,940,349
CNA Financial Corp.	515,710	19,916,720
Erie Indemnity Co., Class A	39,557	8,307,366
Fidelity National Financial, Inc.	649,168	23,370,048
First American Financial Corp.	217,702	12,413,368
Globe Life, Inc.	57,610	6,315,208
Hanover Insurance Group, Inc.	61,561	6,958,240
Kemper Corp.	91,940	4,437,024
Kinsale Capital Group, Inc.	12,153	4,547,653
Loews Corp.	121,949	7,241,332
Old Republic International Corp.	883,128	22,228,332
Primerica, Inc.	49,817	9,851,810
Reinsurance Group of America, Inc.	117,185	16,252,388
RLI Corp.	35,562	4,853,146
Selective Insurance Group, Inc.	69,076	6,627,842
Unum Group	470,623	22,448,717

Total Insurance		193,515,680

Leisure Products - 1.1%
Brunswick Corp.	86,153	7,464,296
Hasbro, Inc.	305,710	19,800,837
Polaris, Inc.	74,821	9,048,103

Total Leisure Products		36,313,236

Life Sciences Tools & Services - 0.2%
Bruker Corp.	73,978	5,468,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2023

Investments	Shares	Value
Machinery - 4.8%
AGCO Corp.	37,946	$4,986,863
Allison Transmission Holdings, Inc.	154,587	8,727,982
Crane NXT Co.	60,353	3,406,323
Donaldson Co., Inc.	154,257	9,642,605
Flowserve Corp.	200,771	7,458,643
Franklin Electric Co., Inc.	46,030	4,736,487
Graco, Inc.	166,028	14,336,518
ITT, Inc.	88,842	8,280,963
Lincoln Electric Holdings, Inc.	79,388	15,768,838
Mueller Industries, Inc.	81,341	7,099,442
Nordson Corp.	50,160	12,448,709
Oshkosh Corp.	65,181	5,644,023
Snap-on, Inc.	105,790	30,487,620
Timken Co.	106,700	9,766,251
Toro Co.	91,885	9,340,110
Watts Water Technologies, Inc., Class A	23,209	4,264,190

Total Machinery		156,395,567

Media - 2.5%
Cable One, Inc.	5,670	3,725,644
Interpublic Group of Cos., Inc.	679,198	26,203,459
New York Times Co., Class A	119,251	4,696,104
News Corp., Class A	361,829	7,055,665
Nexstar Media Group, Inc.	59,615	9,928,878
Paramount Global, Class B	1,561,455	24,842,749
TEGNA, Inc.	365,978	5,943,483

Total Media		82,395,982

Metals & Mining - 1.3%
Alcoa Corp.	100,857	3,422,078
Commercial Metals Co.	131,162	6,906,991
Reliance Steel & Aluminum Co.	75,671	20,551,487
Royal Gold, Inc.	73,756	8,465,714
United States Steel Corp.	135,420	3,386,854

Total Metals & Mining		42,733,124

Multi-Utilities - 0.8%
Black Hills Corp.	130,492	7,863,448
NiSource, Inc.	695,393	19,018,998

Total Multi-Utilities		26,882,446

Office REITs - 0.1%
Cousins Properties, Inc.	76,887	1,753,023
Kilroy Realty Corp.	65,709	1,977,184

Total Office REITs		3,730,207

Oil, Gas & Consumable Fuels - 7.2%
Antero Midstream Corp.	1,526,277	17,704,813
APA Corp.	361,188	12,341,794
Chesapeake Energy Corp.(a)	453,791	37,973,231
Chord Energy Corp.	140,401	21,593,674
Civitas Resources, Inc.	285,068	19,775,167
Comstock Resources, Inc.(a)	637,134	7,390,754
CVR Energy, Inc.(a)	347,687	10,416,702
DTE Midstream LLC	222,912	11,049,748
EQT Corp.	310,590	12,774,567
Equitrans Midstream Corp.	1,408,781	13,467,946
HF Sinclair Corp.	310,428	13,848,193
Magnolia Oil & Gas Corp., Class A	266,244	5,564,500
Matador Resources Co.	75,657	3,958,374
Murphy Oil Corp.	274,956	10,530,815
Ovintiv, Inc.	251,766	9,584,732
PBF Energy, Inc., Class A	235,198	9,629,006
PDC Energy, Inc.	106,759	7,594,835
Range Resources Corp.	197,457	5,805,236
SM Energy Co.	123,506	3,906,495

Total Oil, Gas & Consumable Fuels		234,910,582

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	68,046	5,102,089

Pharmaceuticals - 1.3%
Organon & Co.	786,810	16,373,516
Viatris, Inc.	2,618,728	26,134,906

Total Pharmaceuticals		42,508,422

Professional Services - 2.8%
Booz Allen Hamilton Holding Corp.	110,475	12,329,010
Concentrix Corp.	34,355	2,774,166
Dun & Bradstreet Holdings, Inc.	387,621	4,484,775
Exponent, Inc.	46,451	4,334,807
Insperity, Inc.	58,466	6,955,115
KBR, Inc.	82,274	5,352,747
Leidos Holdings, Inc.	95,504	8,450,194
ManpowerGroup, Inc.	126,029	10,006,703
Maximus, Inc.	62,312	5,265,987
Robert Half International, Inc.	134,187	10,093,546
Science Applications International Corp.	62,310	7,008,629
SS&C Technologies Holdings, Inc.	203,518	12,333,191

Total Professional Services		89,388,870

Residential REITs - 1.9%
American Homes 4 Rent, Class A	178,145	6,315,240
Apartment Income REIT Corp.	226,451	8,172,617
Camden Property Trust	67,604	7,360,048
Equity LifeStyle Properties, Inc.	93,916	6,282,041
Essex Property Trust, Inc.	74,141	17,371,236
Independence Realty Trust, Inc.	114,432	2,084,951
UDR, Inc.	308,572	13,256,253

Total Residential REITs		60,842,386

Retail REITs - 2.6%
Agree Realty Corp.	43,781	2,862,840
Brixmor Property Group, Inc.	493,978	10,867,516
Federal Realty Investment Trust	129,305	12,512,845
Kimco Realty Corp.	725,866	14,314,078
Kite Realty Group Trust	118,462	2,646,441
NNN REIT, Inc.	371,947	15,915,612
Phillips Edison & Co., Inc.	55,468	1,890,349
Regency Centers Corp.	153,511	9,482,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2023

Investments	Shares	Value
Spirit Realty Capital, Inc.	378,919	$14,921,830

Total Retail REITs		85,413,885

Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc.	178,404	5,307,519
MKS Instruments, Inc.(a)	46,723	5,050,756
Power Integrations, Inc.	42,611	4,033,984
Skyworks Solutions, Inc.	210,524	23,302,902
Teradyne, Inc.	77,813	8,662,921
Universal Display Corp.	33,771	4,867,414

Total Semiconductors & Semiconductor Equipment		51,225,496

Software - 0.8%
Bentley Systems, Inc., Class B	137,062	7,432,872
Dolby Laboratories, Inc., Class A	77,030	6,445,870
Gen Digital, Inc.	696,559	12,921,170

Total Software		26,799,912

Specialized REITs - 2.6%
CubeSmart	385,861	17,232,552
Gaming & Leisure Properties, Inc.	445,015	21,565,427
Lamar Advertising Co., Class A	196,153	19,468,185
Life Storage, Inc.	143,126	19,030,033
National Storage Affiliates Trust	46,523	1,620,396
PotlatchDeltic Corp.	42,688	2,256,061
Rayonier, Inc.	78,373	2,460,912

Total Specialized REITs		83,633,566

Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	62,562	3,381,476
Advance Auto Parts, Inc.	120,618	8,479,445
Bath & Body Works, Inc.	222,765	8,353,688
Dick’s Sporting Goods, Inc.	58,823	7,775,812
Foot Locker, Inc.	210,995	5,720,075
Gap, Inc.	769,921	6,875,395
Lithia Motors, Inc.	16,356	4,974,023
Murphy USA, Inc.	12,973	4,036,030
Penske Automotive Group, Inc.	71,797	11,963,534
Valvoline, Inc.	161,744	6,067,017
Williams-Sonoma, Inc.	96,542	12,081,266

Total Specialty Retail		79,707,761

Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	332,674	25,416,294

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	54,087	4,177,680
PVH Corp.	31,273	2,657,267
Ralph Lauren Corp.	65,425	8,066,902
Tapestry, Inc.	396,306	16,961,897

Total Textiles, Apparel & Luxury Goods		31,863,746

Trading Companies & Distributors - 2.1%
Air Lease Corp.	141,441	5,919,306
Applied Industrial Technologies, Inc.	39,657	5,743,523
GATX Corp.	41,593	5,354,683
Herc Holdings, Inc.	34,270	4,689,849
MSC Industrial Direct Co., Inc., Class A	139,295	13,272,028
Watsco, Inc.(a)	84,411	32,200,264

Total Trading Companies & Distributors		67,179,653

Water Utilities - 0.5%
American States Water Co.	37,817	3,290,079
Essential Utilities, Inc.	320,218	12,779,900

Total Water Utilities		16,069,979

Total United States		3,232,110,496

Puerto Rico - 0.3%

Banks - 0.3%
Popular, Inc.	185,270	11,212,541

TOTAL COMMON STOCKS (Cost: $3,040,517,421)		3,243,323,037

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $1,966,127)	31,899	2,028,776

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $14,383,328)	14,383,328	14,383,328

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $3,056,866,876)		3,259,735,141
Other Assets less Liabilities - (0.2)%		(7,460,793)
NET ASSETS - 100.0%		$3,252,274,348

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $80,975,912 and the total market value of the collateral held by the Fund was $83,843,364. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $69,460,036.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$—	$14,249,506	$12,135,874	$(147,505)	$62,649	$2,028,776	$42,895

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$3,243,323,037	$—	$—	$3,243,323,037
Exchange-Traded Fund	2,028,776	—	—	2,028,776
Investment of Cash Collateral for Securities Loaned	—	14,383,328	—	14,383,328

Total Investments in Securities	$3,245,351,813	$14,383,328	$—	$3,259,735,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.5%

Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc.*	6,899	$378,548
BWX Technologies, Inc.	15,354	1,098,886
Curtiss-Wright Corp.	5,414	994,335
Hexcel Corp.	6,480	492,610
Huntington Ingalls Industries, Inc.	7,447	1,694,937
Mercury Systems, Inc.*	6,983	241,542
Moog, Inc., Class A	5,952	645,375
Parsons Corp.*	14,380	692,253
Woodward, Inc.	5,202	618,570

Total Aerospace & Defense		6,857,056

Air Freight & Logistics - 0.4%
Forward Air Corp.	5,251	557,184
GXO Logistics, Inc.*	22,082	1,387,191
Hub Group, Inc., Class A*	13,465	1,081,509

Total Air Freight & Logistics		3,025,884

Automobile Components - 0.8%
Dorman Products, Inc.*	5,138	405,029
Fox Factory Holding Corp.*	6,214	674,281
Gentex Corp.	32,079	938,632
Goodyear Tire & Rubber Co.*	141,849	1,940,494
Lear Corp.	9,075	1,302,716
Visteon Corp.*	3,376	484,827

Total Automobile Components		5,745,979

Automobiles - 0.8%
Harley-Davidson, Inc.	46,616	1,641,349
Thor Industries, Inc.	38,524	3,987,234

Total Automobiles		5,628,583

Banks - 5.7%
Ameris Bancorp	20,892	714,715
Associated Banc-Corp.	43,324	703,149
Atlantic Union Bankshares Corp.	17,170	445,561
BancFirst Corp.	5,279	485,668
Bank of Hawaii Corp.(a)	8,631	355,856
Bank OZK	35,486	1,425,118
BankUnited, Inc.	29,690	639,819
BOK Financial Corp.	14,088	1,138,029
Cadence Bank	36,112	709,240
Cathay General Bancorp	23,254	748,546
Columbia Banking System, Inc.	54,025	1,095,627
Comerica, Inc.	43,747	1,853,123
Commerce Bancshares, Inc.	21,150	1,030,005
Community Bank System, Inc.	10,560	495,053
Cullen/Frost Bankers, Inc.	10,306	1,108,204
CVB Financial Corp.	24,028	319,092
Eastern Bankshares, Inc.	31,872	391,069
First Financial Bankshares, Inc.	19,911	567,264
First Hawaiian, Inc.	29,592	532,952
First Interstate BancSystem, Inc., Class A	12,267	292,445
First Merchants Corp.	13,538	382,178
FNB Corp.(a)	104,449	1,194,897
Fulton Financial Corp.	43,951	523,896
Glacier Bancorp, Inc.(a)	16,054	500,403
Hancock Whitney Corp.	29,356	1,126,683
Home BancShares, Inc.	40,729	928,621
Independent Bank Corp.	8,658	385,368
Independent Bank Group, Inc.	10,377	358,318
International Bancshares Corp.	14,072	621,982
New York Community Bancorp, Inc.	203,737	2,290,004
Old National Bancorp	68,824	959,407
Pacific Premier Bancorp, Inc.	23,212	480,024
PacWest Bancorp	62,079	505,944
Pinnacle Financial Partners, Inc.	20,955	1,187,101
Prosperity Bancshares, Inc.	21,032	1,187,887
ServisFirst Bancshares, Inc.	9,778	400,116
Simmons First National Corp., Class A	40,743	702,817
SouthState Corp.(a)	17,282	1,137,156
Synovus Financial Corp.	55,470	1,677,967
Texas Capital Bancshares, Inc.*	8,940	460,410
UMB Financial Corp.	12,739	775,805
United Bankshares, Inc.(a)	27,124	804,769
United Community Banks, Inc.	23,695	592,138
Valley National Bancorp(a)	147,060	1,139,715
Webster Financial Corp.	46,033	1,737,746
Western Alliance Bancorp	46,876	1,709,568
Wintrust Financial Corp.	15,669	1,137,883
WSFS Financial Corp.	16,261	613,365
Zions Bancorp NA	48,426	1,300,722

Total Banks		41,873,425

Beverages - 0.4%
Boston Beer Co., Inc., Class A*(a)	841	259,398
Coca-Cola Consolidated, Inc.	2,712	1,724,886
MGP Ingredients, Inc.	2,583	274,521
National Beverage Corp.*	9,848	476,151

Total Beverages		2,734,956

Biotechnology - 0.6%
Arrowhead Pharmaceuticals, Inc.*	8,584	306,105
Exelixis, Inc.*	53,671	1,025,653
Halozyme Therapeutics, Inc.*	13,193	475,872
Ionis Pharmaceuticals, Inc.*	11,732	481,364
Vir Biotechnology, Inc.*	101,493	2,489,623

Total Biotechnology		4,778,617

Broadline Retail - 1.1%
Dillard’s, Inc., Class A	7,615	2,484,622
Kohl’s Corp.	55,147	1,271,138
Macy’s, Inc.	189,168	3,036,147
Nordstrom, Inc.	54,209	1,109,658
Ollie’s Bargain Outlet Holdings, Inc.*	6,344	367,508

Total Broadline Retail		8,269,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
Building Products - 4.9%
A.O. Smith Corp.	24,812	$1,805,817
AAON, Inc.	4,567	432,997
Advanced Drainage Systems, Inc.	15,052	1,712,617
Armstrong World Industries, Inc.	9,561	702,351
AZEK Co., Inc.*	25,513	772,789
Builders FirstSource, Inc.*	110,380	15,011,680
Fortune Brands Innovations, Inc.	39,052	2,809,791
Lennox International, Inc.	5,458	1,779,690
Masterbrand, Inc.*	39,052	454,175
Owens Corning	40,016	5,222,088
Simpson Manufacturing Co., Inc.	11,149	1,544,137
Trex Co., Inc.*	16,642	1,091,050
UFP Industries, Inc.	24,109	2,339,778
Zurn Elkay Water Solutions Corp., Class C(a)	19,133	514,486

Total Building Products		36,193,446

Capital Markets - 2.4%
Affiliated Managers Group, Inc.	15,172	2,274,131
Blue Owl Capital, Inc.	60,136	700,584
Cohen & Steers, Inc.	9,701	562,561
Evercore, Inc., Class A	17,072	2,109,929
Federated Hermes, Inc.	20,781	744,999
Hamilton Lane, Inc., Class A	9,265	741,015
Houlihan Lokey, Inc.	13,195	1,297,200
Interactive Brokers Group, Inc., Class A	13,543	1,125,017
Jefferies Financial Group, Inc.	79,351	2,632,073
Moelis & Co., Class A(a)	15,513	703,359
SEI Investments Co.	26,732	1,593,762
Stifel Financial Corp.	35,155	2,097,699
Tradeweb Markets, Inc., Class A	17,906	1,226,203

Total Capital Markets		17,808,532

Chemicals - 2.5%
Ashland, Inc.	9,080	789,143
Avient Corp.	26,027	1,064,504
Balchem Corp.	3,180	428,696
Cabot Corp.	15,390	1,029,437
Chemours Co.	82,649	3,048,922
Element Solutions, Inc.	54,812	1,052,390
H.B. Fuller Co.	9,029	645,664
Huntsman Corp.	90,578	2,447,418
Ingevity Corp.*	9,584	557,405
Innospec, Inc.	4,010	402,764
Livent Corp.*(a)	25,043	686,929
NewMarket Corp.	1,801	724,218
Olin Corp.	75,765	3,893,563
Quaker Chemical Corp.	1,864	363,294
Scotts Miracle-Gro Co.(a)	11,785	738,802
Sensient Technologies Corp.	6,775	481,906

Total Chemicals		18,355,055

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	17,219	734,390
Brink’s Co.	12,225	829,222
Casella Waste Systems, Inc., Class A*	3,824	345,881
Clean Harbors, Inc.*	8,959	1,473,129
Driven Brands Holdings, Inc.*	18,885	511,028
MSA Safety, Inc.	4,351	756,900
Stericycle, Inc.*	8,578	398,362
Tetra Tech, Inc.	4,861	795,940
UniFirst Corp.	1,995	309,245

Total Commercial Services & Supplies		6,154,097

Communications Equipment - 0.7%
Calix, Inc.*	5,487	273,856
Ciena Corp.*	20,573	874,147
Extreme Networks, Inc.*	15,846	412,788
F5, Inc.*	12,231	1,788,906
Lumentum Holdings, Inc.*(a)	23,528	1,334,744
NetScout Systems, Inc.*	12,057	373,164
ViaSat, Inc.*(a)	6,119	252,470

Total Communications Equipment		5,310,075

Construction & Engineering - 1.0%
API Group Corp.*	49,110	1,338,738
Arcosa, Inc.	5,778	437,799
Comfort Systems USA, Inc.	4,885	802,117
Dycom Industries, Inc.*(a)	4,208	478,239
EMCOR Group, Inc.	8,054	1,488,218
Fluor Corp.*	11,020	326,192
MasTec, Inc.*	9,608	1,133,456
MDU Resources Group, Inc.	35,733	748,249
Valmont Industries, Inc.	2,753	801,261

Total Construction & Engineering		7,554,269

Construction Materials - 0.4%
Eagle Materials, Inc.	9,665	1,801,749
Knife River Corp.*	8,934	388,629
Summit Materials, Inc., Class A*	16,266	615,668

Total Construction Materials		2,806,046

Consumer Finance - 2.1%
Ally Financial, Inc.	231,498	6,252,761
Credit Acceptance Corp.*(a)	4,003	2,033,244
FirstCash Holdings, Inc.	7,482	698,295
Nelnet, Inc., Class A	8,484	818,536
OneMain Holdings, Inc.	78,331	3,422,281
SLM Corp.	148,684	2,426,523

Total Consumer Finance		15,651,640

Consumer Staples Distribution & Retail - 0.8%
Casey’s General Stores, Inc.	5,109	1,245,983
Grocery Outlet Holding Corp.*	10,469	320,456
Performance Food Group Co.*	25,585	1,541,240
Sprouts Farmers Market, Inc.*	24,590	903,191
U.S. Foods Holding Corp.*	38,034	1,673,496
United Natural Foods, Inc.*	16,874	329,887

Total Consumer Staples Distribution & Retail		6,014,253

Containers & Packaging - 1.9%
AptarGroup, Inc.	7,234	838,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
Berry Global Group, Inc.	46,619	$2,999,466
Graphic Packaging Holding Co.	83,571	2,008,211
Greif, Inc., Class A	19,859	1,368,087
Sealed Air Corp.	34,605	1,384,200
Silgan Holdings, Inc.	25,227	1,182,894
Sonoco Products Co.	28,620	1,689,152
Westrock Co.	98,481	2,862,843

Total Containers & Packaging		14,332,984

Diversified Consumer Services - 0.5%
ADT, Inc.	78,952	476,080
Bright Horizons Family Solutions, Inc.*	7,128	658,984
Chegg, Inc.*	20,833	184,997
Grand Canyon Education, Inc.*	5,211	537,827
H&R Block, Inc.	41,849	1,333,728
Mister Car Wash, Inc.*(a)	43,145	416,349

Total Diversified Consumer Services		3,607,965

Diversified REITs - 0.1%
Broadstone Net Lease, Inc.	24,860	383,838
Essential Properties Realty Trust, Inc.	19,309	454,534

Total Diversified REITs		838,372

Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	4,029	271,112
Frontier Communications Parent, Inc.*	53,006	988,032
Iridium Communications, Inc.	10,185	632,692
Lumen Technologies, Inc.(a)	784,536	1,773,051

Total Diversified Telecommunication Services		3,664,887

Electric Utilities - 1.0%
ALLETE, Inc.	8,536	494,832
Hawaiian Electric Industries, Inc.	19,520	706,624
IDACORP, Inc.	7,513	770,834
MGE Energy, Inc.	4,719	373,320
OGE Energy Corp.	47,697	1,712,799
Pinnacle West Capital Corp.	21,058	1,715,385
PNM Resources, Inc.	13,350	602,085
Portland General Electric Co.	14,951	700,155

Total Electric Utilities		7,076,034

Electrical Equipment - 1.7%
Acuity Brands, Inc.	6,876	1,121,338
Array Technologies, Inc.*	12,084	273,098
Atkore, Inc.*	22,676	3,536,096
Encore Wire Corp.	13,718	2,550,588
EnerSys	7,947	862,408
Regal Rexnord Corp.	16,640	2,560,896
Shoals Technologies Group, Inc., Class A*	10,695	273,364
SunPower Corp.*(a)	14,856	145,589
Sunrun, Inc.*(a)	18,133	323,855
Vertiv Holdings Co.	30,037	744,017

Total Electrical Equipment		12,391,249

Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	7,306	814,254
Arrow Electronics, Inc.*	40,651	5,822,443
Avnet, Inc.	49,360	2,490,212
Badger Meter, Inc.	2,762	407,561
Belden, Inc.	9,785	935,935
Cognex Corp.	14,595	817,612
Coherent Corp.*(a)	38,264	1,950,699
Insight Enterprises, Inc.*(a)	9,098	1,331,401
IPG Photonics Corp.*	9,452	1,283,771
Littelfuse, Inc.	5,247	1,528,503
National Instruments Corp.	18,874	1,083,367
Plexus Corp.*	4,083	401,114
Sanmina Corp.*	13,649	822,625
Vishay Intertechnology, Inc.	57,671	1,695,527
Vontier Corp.	80,141	2,581,342

Total Electronic Equipment, Instruments & Components		23,966,366

Energy Equipment & Services - 0.3%
Cactus, Inc., Class A	6,879	291,119
ChampionX Corp.	23,848	740,242
Helmerich & Payne, Inc.(a)	9,113	323,056
Liberty Energy, Inc.	42,029	561,928
NOV, Inc.	32,845	526,834

Total Energy Equipment & Services		2,443,179

Entertainment - 0.7%
Endeavor Group Holdings, Inc., Class A*	112,129	2,682,126
Madison Square Garden Sports Corp.	1,691	317,993
Warner Music Group Corp., Class A	53,678	1,400,459
World Wrestling Entertainment, Inc., Class A	8,384	909,412

Total Entertainment		5,309,990

Financial Services - 3.0%
Enact Holdings, Inc.	82,587	2,075,411
Euronet Worldwide, Inc.*	10,973	1,287,901
Jackson Financial, Inc., Class A	63,619	1,947,378
MGIC Investment Corp.	207,766	3,280,625
Mr. Cooper Group, Inc.*	17,790	900,886
PennyMac Financial Services, Inc.	30,965	2,177,149
Radian Group, Inc.	120,097	3,036,052
TFS Financial Corp.	23,187	291,461
Voya Financial, Inc.	38,217	2,740,541
Walker & Dunlop, Inc.	9,021	713,471
Western Union Co.	165,682	1,943,450
WEX, Inc.*	10,249	1,866,035

Total Financial Services		22,260,360

Food Products - 1.0%
Flowers Foods, Inc.	28,984	721,122
Hostess Brands, Inc.*	16,828	426,085
Ingredion, Inc.	14,405	1,526,210
J & J Snack Foods Corp.	1,426	225,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
Lancaster Colony Corp.	2,734	$549,780
Pilgrim’s Pride Corp.*	120,741	2,594,724
Post Holdings, Inc.*	5,501	476,662
Simply Good Foods Co.*	12,693	464,437
TreeHouse Foods, Inc.*	4,046	203,837

Total Food Products		7,188,678

Gas Utilities - 0.7%
National Fuel Gas Co.	24,177	1,241,730
New Jersey Resources Corp.	16,394	773,797
ONE Gas, Inc.	8,952	687,603
Southwest Gas Holdings, Inc.	6,372	405,578
Spire, Inc.	10,136	643,028
UGI Corp.	48,370	1,304,539

Total Gas Utilities		5,056,275

Ground Transportation - 3.2%
Avis Budget Group, Inc.*	33,865	7,743,910
Hertz Global Holdings, Inc.*(a)	252,080	4,635,751
Knight-Swift Transportation Holdings, Inc.	48,754	2,708,772
Landstar System, Inc.	7,488	1,441,739
Ryder System, Inc.	28,130	2,385,143
Saia, Inc.*(a)	4,737	1,621,996
Werner Enterprises, Inc.	16,428	725,789
XPO, Inc.*(a)	33,518	1,977,562

Total Ground Transportation		23,240,662

Health Care Equipment & Supplies - 1.7%
Dentsply Sirona, Inc.	48,062	1,923,441
Enovis Corp.*	7,632	489,364
Envista Holdings Corp.*	30,283	1,024,777
Globus Medical, Inc., Class A*	9,567	569,619
Haemonetics Corp.*	5,418	461,289
ICU Medical, Inc.*(a)	3,411	607,806
Integra LifeSciences Holdings Corp.*	14,053	578,000
Lantheus Holdings, Inc.*	11,804	990,592
Masimo Corp.*	5,486	902,721
Merit Medical Systems, Inc.*	7,539	630,562
Neogen Corp.*	20,226	439,915
QuidelOrtho Corp.*	32,759	2,714,411
Shockwave Medical, Inc.*	3,013	859,940
STAAR Surgical Co.*	3,543	186,256

Total Health Care Equipment & Supplies		12,378,693

Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc.*	10,782	858,679
AdaptHealth Corp.*	17,785	216,444
Amedisys, Inc.*	4,825	441,198
AMN Healthcare Services, Inc.*	13,740	1,499,309
Chemed Corp.	1,754	950,089
CorVel Corp.*	1,679	324,887
DaVita, Inc.*	29,244	2,938,145
Encompass Health Corp.	19,304	1,307,074
Ensign Group, Inc.	8,279	790,313
HealthEquity, Inc.*	6,537	412,746
Option Care Health, Inc.*	18,217	591,870
Patterson Cos., Inc.	20,433	679,602
Premier, Inc., Class A	24,140	667,712
Progyny, Inc.*	8,179	321,762
R1 RCM, Inc.*(a)	63,685	1,174,988
Select Medical Holdings Corp.	21,400	681,804
Tenet Healthcare Corp.*	54,635	4,446,196
Universal Health Services, Inc., Class B	17,242	2,720,270

Total Health Care Providers & Services		21,023,088

Health Care REITs - 0.7%
Healthcare Realty Trust, Inc.	32,670	616,156
Medical Properties Trust, Inc.(a)	285,886	2,647,304
Omega Healthcare Investors, Inc.	44,397	1,362,544
Physicians Realty Trust	27,626	386,488

Total Health Care REITs		5,012,492

Health Care Technology - 0.1%
Certara, Inc.*	13,237	241,046
Doximity, Inc., Class A*(a)	14,547	494,889
Evolent Health, Inc., Class A*	10,367	314,120

Total Health Care Technology		1,050,055

Hotel & Resort REITs - 0.2%
Apple Hospitality REIT, Inc.	28,272	427,190
Park Hotels & Resorts, Inc.	23,565	302,104
Ryman Hospitality Properties, Inc.	4,597	427,153

Total Hotel & Resort REITs		1,156,447

Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp.	31,979	2,218,383
Choice Hotels International, Inc.	7,021	825,108
Churchill Downs, Inc.	8,534	1,187,677
Hilton Grand Vacations, Inc.*	28,348	1,288,133
Krispy Kreme, Inc.	13,914	204,953
Light & Wonder, Inc.*	68,296	4,696,033
Marriott Vacations Worldwide Corp.	9,304	1,141,787
Papa John’s International, Inc.	4,258	314,368
Penn Entertainment, Inc.*(a)	19,914	478,533
Planet Fitness, Inc., Class A*	6,020	405,989
Red Rock Resorts, Inc., Class A	18,677	873,710
SeaWorld Entertainment, Inc.*	16,962	950,042
Texas Roadhouse, Inc.	8,823	990,646
Travel & Leisure Co.	29,946	1,208,022
Wendy’s Co.	24,140	525,045
Wingstop, Inc.	2,474	495,196
Wyndham Hotels & Resorts, Inc.	15,055	1,032,321

Total Hotels, Restaurants & Leisure		18,835,946

Household Durables - 3.5%
KB Home	64,096	3,314,404
Leggett & Platt, Inc.	28,815	853,500
Meritage Homes Corp.	26,403	3,756,355
Mohawk Industries, Inc.*	28,143	2,903,232
Skyline Champion Corp.*	23,750	1,554,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
Taylor Morrison Home Corp.*	79,940	$3,898,674
Tempur Sealy International, Inc.	51,174	2,050,542
Toll Brothers, Inc.	63,268	5,002,601
TopBuild Corp.*	9,793	2,605,134

Total Household Durables		25,938,879

Household Products - 0.1%
Reynolds Consumer Products, Inc.	26,456	747,382

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	51,542	1,472,040
Ormat Technologies, Inc.	4,251	342,035

Total Independent Power & Renewable Electricity Producers		1,814,075

Industrial REITs - 0.6%
EastGroup Properties, Inc.	3,973	689,713
First Industrial Realty Trust, Inc.	22,607	1,190,033
Innovative Industrial Properties, Inc.	3,739	272,984
LXP Industrial Trust	95,636	932,451
STAG Industrial, Inc.	22,405	803,891
Terreno Realty Corp.	9,517	571,972

Total Industrial REITs		4,461,044

Insurance - 3.0%
American Equity Investment Life Holding Co.	27,112	1,412,806
Assurant, Inc.	12,898	1,621,536
Brighthouse Financial, Inc.*	41,760	1,977,336
CNO Financial Group, Inc.	39,586	937,001
First American Financial Corp.	26,856	1,531,329
Hanover Insurance Group, Inc.	7,362	832,127
Kinsale Capital Group, Inc.	1,864	697,509
Old Republic International Corp.	107,951	2,717,127
Primerica, Inc.	9,295	1,838,179
Reinsurance Group of America, Inc.	15,194	2,107,256
RLI Corp.	4,788	653,418
Ryan Specialty Holdings, Inc.*	14,804	664,552
Selective Insurance Group, Inc.	10,802	1,036,452
Unum Group	81,772	3,900,524

Total Insurance		21,927,152

Interactive Media & Services - 0.2%
Bumble, Inc., Class A*	10,675	179,127
TripAdvisor, Inc.*	15,306	252,396
Ziff Davis, Inc.*	10,268	719,376

Total Interactive Media & Services		1,150,899

IT Services - 0.4%
DigitalOcean Holdings, Inc.*(a)	9,666	387,993
DXC Technology Co.*	86,999	2,324,614
Thoughtworks Holding, Inc.*(a)	46,635	352,094

Total IT Services		3,064,701

Leisure Products - 1.3%
Acushnet Holdings Corp.	12,853	702,802
Brunswick Corp.	29,319	2,540,198
Hasbro, Inc.	28,296	1,832,732
Mattel, Inc.*	93,913	1,835,060
Polaris, Inc.	15,326	1,853,374
Topgolf Callaway Brands Corp.*(a)	26,339	522,829
YETI Holdings, Inc.*	15,293	593,980

Total Leisure Products		9,880,975

Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A*	8,566	478,325
Azenta, Inc.*(a)	5,189	242,223
Bio-Techne Corp.	11,804	963,560
Medpace Holdings, Inc.*	3,409	818,740
Syneos Health, Inc.*	44,478	1,874,303

Total Life Sciences Tools & Services		4,377,151

Machinery - 3.0%
Albany International Corp., Class A	3,370	314,354
Allison Transmission Holdings, Inc.	34,266	1,934,658
Chart Industries, Inc.*(a)	3,382	540,410
Crane Co.	12,097	1,078,085
Crane NXT Co.	12,019	678,352
Donaldson Co., Inc.	18,471	1,154,622
Esab Corp.	15,272	1,016,199
Federal Signal Corp.	6,497	416,003
Flowserve Corp.	12,553	466,344
Franklin Electric Co., Inc.	6,948	714,949
Hillenbrand, Inc.	17,845	915,092
ITT, Inc.	12,210	1,138,094
John Bean Technologies Corp.	4,949	600,314
Lincoln Electric Holdings, Inc.	9,683	1,923,334
Middleby Corp.*	10,259	1,516,588
Mueller Industries, Inc.	28,047	2,447,942
Oshkosh Corp.	7,215	624,747
RBC Bearings, Inc.*	2,352	511,489
SPX Technologies, Inc.*	5,693	483,734
Terex Corp.	17,667	1,057,017
Timken Co.	18,264	1,671,704
Watts Water Technologies, Inc., Class A	4,512	828,990

Total Machinery		22,033,021

Marine Transportation - 0.1%
Kirby Corp.*	4,816	370,591

Media - 0.8%
Cable One, Inc.	1,606	1,055,271
New York Times Co., Class A	16,438	647,328
Nexstar Media Group, Inc.	16,894	2,813,696
TEGNA, Inc.	81,891	1,329,910

Total Media		5,846,205

Metals & Mining - 3.1%
Alcoa Corp.	91,967	3,120,440
Alpha Metallurgical Resources, Inc.	12,630	2,075,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
ATI, Inc.*	23,235	$1,027,684
Cleveland-Cliffs, Inc.*	363,723	6,095,998
Commercial Metals Co.	59,309	3,123,212
Hecla Mining Co.	44,030	226,755
MP Materials Corp.*(a)	28,857	660,248
Royal Gold, Inc.	7,268	834,221
United States Steel Corp.(a)	170,729	4,269,932
Worthington Industries, Inc.	17,083	1,186,756

Total Metals & Mining		22,621,113

Multi-Utilities - 0.2%
Avista Corp.	9,558	375,343
Black Hills Corp.	12,052	726,253
NorthWestern Corp.	9,104	516,743

Total Multi-Utilities		1,618,339

Office REITs - 0.4%
Corporate Office Properties Trust	14,819	351,951
Cousins Properties, Inc.	39,839	908,329
Douglas Emmett, Inc.	22,642	284,610
Equity Commonwealth	7,639	154,766
Highwoods Properties, Inc.	29,814	712,853
Kilroy Realty Corp.	15,232	458,331
Vornado Realty Trust	21,860	396,541

Total Office REITs		3,267,381

Oil, Gas & Consumable Fuels - 6.9%
Antero Midstream Corp.	93,283	1,082,083
Arch Resources, Inc.	13,970	1,575,257
California Resources Corp.	32,470	1,470,566
Callon Petroleum Co.*(a)	47,528	1,666,807
Chord Energy Corp.	15,108	2,323,610
Civitas Resources, Inc.(a)	42,423	2,942,884
CNX Resources Corp.*(a)	48,606	861,298
Comstock Resources, Inc.	161,539	1,873,852
CONSOL Energy, Inc.	16,470	1,116,831
CVR Energy, Inc.(a)	36,697	1,099,442
Denbury, Inc.*	11,187	964,991
DTE Midstream LLC	19,984	990,607
Equitrans Midstream Corp.	55,912	534,519
HighPeak Energy, Inc.(a)	25,912	281,923
Magnolia Oil & Gas Corp., Class A	96,708	2,021,197
Matador Resources Co.	54,789	2,866,561
Murphy Oil Corp.	50,334	1,927,792
Northern Oil & Gas, Inc.	44,248	1,518,591
PBF Energy, Inc., Class A	101,893	4,171,499
PDC Energy, Inc.	63,073	4,487,013
Peabody Energy Corp.	112,631	2,439,588
Permian Resources Corp.	185,472	2,032,773
Range Resources Corp.	135,614	3,987,052
SM Energy Co.	65,605	2,075,086
Southwestern Energy Co.*	706,740	4,247,507
Vitesse Energy, Inc.	9,330	208,992

Total Oil, Gas & Consumable Fuels		50,768,321

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	50,792	3,808,384

Passenger Airlines - 0.2%
Alaska Air Group, Inc.*	29,159	1,550,676

Personal Care Products - 0.4%
BellRing Brands, Inc.*	12,715	465,369
Coty, Inc., Class A*	98,378	1,209,066
elf Beauty, Inc.*	4,321	493,588
Inter Parfums, Inc.	2,993	404,743
Olaplex Holdings, Inc.*	168,407	626,474

Total Personal Care Products		3,199,240

Pharmaceuticals - 0.6%
Corcept Therapeutics, Inc.*	16,097	358,158
Harmony Biosciences Holdings, Inc.*	8,319	292,746
Organon & Co.	155,508	3,236,121
Prestige Consumer Healthcare, Inc.*	9,879	587,109

Total Pharmaceuticals		4,474,134

Professional Services - 2.4%
Alight, Inc., Class A*	80,141	740,503
ASGN, Inc.*	11,941	903,098
CACI International, Inc., Class A*	4,224	1,439,708
Concentrix Corp.	15,138	1,222,394
Dun & Bradstreet Holdings, Inc.	102,913	1,190,703
EXL Service Holdings, Inc.*	3,721	562,094
Exponent, Inc.	3,560	332,219
FTI Consulting, Inc.*	4,482	852,476
Insperity, Inc.	5,100	606,696
KBR, Inc.	23,681	1,540,686
Korn Ferry	18,315	907,325
ManpowerGroup, Inc.	15,682	1,245,151
Maximus, Inc.	9,199	777,407
Paycor HCM, Inc.*(a)	15,482	366,459
Robert Half International, Inc.	26,227	1,972,795
Science Applications International Corp.	10,933	1,229,744
TriNet Group, Inc.*	19,012	1,805,570

Total Professional Services		17,695,028

Real Estate Management & Development - 0.6%
Howard Hughes Corp.*	10,418	822,189
Jones Lang LaSalle, Inc.*	18,116	2,822,473
Zillow Group, Inc., Class C*	20,417	1,026,158

Total Real Estate Management & Development		4,670,820

Residential REITs - 0.4%
Apartment Income REIT Corp.	73,775	2,662,540

Retail REITs - 0.6%
Agree Realty Corp.	6,499	424,970
Brixmor Property Group, Inc.	42,011	924,242
Federal Realty Investment Trust	10,457	1,011,924
NNN REIT, Inc.	20,741	887,507
Phillips Edison & Co., Inc.	8,119	276,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
Spirit Realty Capital, Inc.	18,844	$742,077

Total Retail REITs		4,267,415

Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems, Inc.*	17,108	772,255
Amkor Technology, Inc.	89,629	2,666,463
Axcelis Technologies, Inc.*	6,191	1,134,996
Cirrus Logic, Inc.*	18,129	1,468,630
Diodes, Inc.*	11,315	1,046,524
Impinj, Inc.*(a)	2,222	199,202
MACOM Technology Solutions Holdings, Inc.*	9,416	617,031
MaxLinear, Inc.*	28,165	888,887
MKS Instruments, Inc.(a)	21,924	2,369,984
Onto Innovation, Inc.*	10,096	1,175,881
Power Integrations, Inc.	8,629	816,908
Rambus, Inc.*	9,594	615,647
Silicon Laboratories, Inc.*	3,670	578,906
Synaptics, Inc.*	17,562	1,499,444
Universal Display Corp.	4,894	705,372

Total Semiconductors & Semiconductor Equipment		16,556,130

Software - 2.3%
Blackbaud, Inc.*	7,438	529,437
Blackline, Inc.*	4,967	267,324
Box, Inc., Class A*	18,215	535,157
CCC Intelligent Solutions Holdings, Inc.*	64,292	720,713
CommVault Systems, Inc.*	6,082	441,675
DocuSign, Inc.*	27,479	1,403,902
Dolby Laboratories, Inc., Class A	8,403	703,163
DoubleVerify Holdings, Inc.*	14,380	559,670
Dropbox, Inc., Class A*	75,722	2,019,506
EngageSmart, Inc.*	15,695	299,617
Envestnet, Inc.*	5,754	341,500
Five9, Inc.*	5,695	469,553
Gitlab, Inc., Class A*(a)	7,727	394,927
Informatica, Inc., Class A*	40,556	750,286
Instructure Holdings, Inc.*	19,461	489,639
Jamf Holding Corp.*(a)	10,125	197,640
Manhattan Associates, Inc.*	4,597	918,848
nCino, Inc.*	9,320	280,718
NCR Corp.*	47,244	1,190,549
PowerSchool Holdings, Inc., Class A*(a)	19,073	365,057
Procore Technologies, Inc.*	12,196	793,594
Qualys, Inc.*	3,751	484,517
RingCentral, Inc., Class A*	15,643	511,995
SPS Commerce, Inc.*	3,015	579,061
Tenable Holdings, Inc.*	9,290	404,579
Teradata Corp.*	16,597	886,446
Workiva, Inc.*	3,817	388,036

Total Software		16,927,109

Specialized REITs - 0.9%
CubeSmart	18,502	826,299
EPR Properties	12,372	579,010
Lamar Advertising Co., Class A	15,117	1,500,362
Life Storage, Inc.	9,520	1,265,779
National Storage Affiliates Trust	8,247	287,243
Outfront Media, Inc.	27,492	432,174
PotlatchDeltic Corp.	23,207	1,226,490
Rayonier, Inc.	12,039	378,025

Total Specialized REITs		6,495,382

Specialty Retail - 6.3%
Academy Sports & Outdoors, Inc.(a)	40,652	2,197,241
Advance Auto Parts, Inc.	14,738	1,036,081
American Eagle Outfitters, Inc.	32,749	386,438
Asbury Automotive Group, Inc.*	13,184	3,169,697
AutoNation, Inc.*	35,967	5,920,528
Dick’s Sporting Goods, Inc.	33,961	4,489,305
Five Below, Inc.*	4,089	803,652
Floor & Decor Holdings, Inc., Class A*	11,640	1,210,094
Foot Locker, Inc.	40,417	1,095,705
Gap, Inc.	28,158	251,451
Group 1 Automotive, Inc.	10,615	2,739,732
Leslie’s, Inc.*(a)	39,608	371,919
Lithia Motors, Inc.	17,937	5,454,821
Murphy USA, Inc.(a)	6,780	2,109,326
National Vision Holdings, Inc.*	6,303	153,100
Penske Automotive Group, Inc.	33,332	5,554,111
RH*(a)	9,408	3,100,783
Urban Outfitters, Inc.*	18,389	609,228
Valvoline, Inc.	33,918	1,272,264
Victoria’s Secret & Co.*(a)	33,008	575,329
Williams-Sonoma, Inc.	30,144	3,772,220

Total Specialty Retail		46,273,025

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage, Inc., Class A*	35,695	1,314,290
Super Micro Computer, Inc.*	16,161	4,028,129

Total Technology Hardware, Storage & Peripherals		5,342,419

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s, Inc.	10,874	789,452
Columbia Sportswear Co.	11,454	884,707
Crocs, Inc.*	19,229	2,162,109
PVH Corp.	27,916	2,372,022
Ralph Lauren Corp.	14,037	1,730,762
Skechers U.S.A., Inc., Class A*	27,695	1,458,419
Steven Madden Ltd.	23,175	757,591
Tapestry, Inc.	70,367	3,011,708
Under Armour, Inc., Class A*	116,816	843,411

Total Textiles, Apparel & Luxury Goods		14,010,181

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.	7,111	1,029,886
Beacon Roofing Supply, Inc.*	25,813	2,141,963
Boise Cascade Co.	29,887	2,700,290
Core & Main, Inc., Class A*	59,374	1,860,781
GATX Corp.	5,602	721,201
Herc Holdings, Inc.	7,463	1,021,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

Investments	Shares	Value
MSC Industrial Direct Co., Inc., Class A	11,971	$1,140,597
Rush Enterprises, Inc., Class A	18,790	1,141,305
SiteOne Landscape Supply, Inc.*(a)	7,543	1,262,396
Univar Solutions, Inc.*	51,995	1,863,501
WESCO International, Inc.	19,363	3,467,139

Total Trading Companies & Distributors		18,350,371

Water Utilities - 0.1%
American States Water Co.	3,412	296,844
California Water Service Group	5,880	303,584

Total Water Utilities		600,428

Total United States		732,365,219

Ghana - 0.2%

Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd.*	207,517	1,243,027

Singapore - 0.2%

Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries, Inc.	28,261	1,680,116

TOTAL COMMON STOCKS (Cost: $680,720,023)		735,288,362

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $113,523)	2,927	123,080

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $6,010,848)	6,010,848	6,010,848

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $686,844,394)		741,422,290
Other Assets less Liabilities - (0.7)%		(5,318,574)

NET ASSETS - 100.0%		$736,103,716

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $49,520,152 and the total market value of the collateral held by the Fund was $50,171,612. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $44,160,764.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$685,145	$1,091,805	$1,637,693	$(5,161)	$(11,016)	$123,080	$7,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$735,288,362	$—	$—	$735,288,362
Exchange-Traded Fund	123,080	—	—	123,080
Investment of Cash Collateral for Securities Loaned	—	6,010,848	—	6,010,848

Total Investments in Securities	$735,411,442	$6,010,848	$—	$741,422,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	5,590	$1,026,659
Huntington Ingalls Industries, Inc.	4,793	1,090,887
Lockheed Martin Corp.	2,318	1,067,161

Total Aerospace & Defense		3,184,707

Automobile Components - 0.3%
BorgWarner, Inc.	16,960	829,514

Banks - 1.0%
First Citizens BancShares, Inc., Class A	618	793,172
KeyCorp	86,518	799,426
New York Community Bancorp, Inc.	91,162	1,024,661

Total Banks		2,617,259

Beverages - 0.5%
Coca-Cola Consolidated, Inc.	851	541,253
Molson Coors Beverage Co., Class B	12,911	850,060

Total Beverages		1,391,313

Biotechnology - 3.6%
AbbVie, Inc.	8,801	1,185,759
Amgen, Inc.	5,036	1,118,093
Biogen, Inc.*	1,996	568,560
Exelixis, Inc.*	41,942	801,512
Gilead Sciences, Inc.	14,165	1,091,696
Incyte Corp.*	16,088	1,001,478
Neurocrine Biosciences, Inc.*	8,839	833,518
Regeneron Pharmaceuticals, Inc.*	1,024	735,785
United Therapeutics Corp.*	4,441	980,351
Vertex Pharmaceuticals, Inc.*	2,799	984,996

Total Biotechnology		9,301,748

Building Products - 0.9%
Builders FirstSource, Inc.*	5,600	761,600
Carlisle Cos., Inc.	3,290	843,984
Owens Corning	6,028	786,654

Total Building Products		2,392,238

Capital Markets - 2.7%
Cboe Global Markets, Inc.	15,666	2,162,065
CME Group, Inc.	10,324	1,912,934
Interactive Brokers Group, Inc., Class A	18,451	1,532,725
LPL Financial Holdings, Inc.	6,036	1,312,407

Total Capital Markets		6,920,131

Chemicals - 0.6%
CF Industries Holdings, Inc.	11,691	811,589
Mosaic Co.	20,105	703,675

Total Chemicals		1,515,264

Commercial Services & Supplies - 0.8%
Clean Harbors, Inc.*	5,594	919,821
Waste Management, Inc.	6,614	1,147,000

Total Commercial Services & Supplies		2,066,821

Communications Equipment - 3.6%
Cisco Systems, Inc.	62,997	3,259,465
Juniper Networks, Inc.	92,285	2,891,289
Motorola Solutions, Inc.	10,222	2,997,908

Total Communications Equipment		9,148,662

Construction & Engineering - 0.4%
EMCOR Group, Inc.	5,229	966,215

Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos., Inc., Class A	40,394	881,397
BJ’s Wholesale Club Holdings, Inc.*	12,492	787,121
Casey’s General Stores, Inc.	3,997	974,788
Kroger Co.	18,263	858,361

Total Consumer Staples Distribution & Retail		3,501,667

Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	46,058	1,106,774
Sonoco Products Co.	18,142	1,070,741

Total Containers & Packaging		2,177,515

Distributors - 0.5%
Genuine Parts Co.	7,332	1,240,794

Diversified REITs - 0.4%
W.P. Carey, Inc.	13,989	945,097

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	126,729	2,021,328
Verizon Communications, Inc.	68,263	2,538,701

Total Diversified Telecommunication Services		4,560,029

Electric Utilities - 1.4%
Evergy, Inc.	15,668	915,324
OGE Energy Corp.	26,132	938,400
PG&E Corp.*	49,192	850,038
Xcel Energy, Inc.	14,545	904,263

Total Electric Utilities		3,608,025

Electrical Equipment - 0.3%
Hubbell, Inc.	2,634	873,329

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc.*	19,233	2,754,742
Jabil, Inc.	28,217	3,045,461

Total Electronic Equipment, Instruments & Components		5,800,203

Entertainment - 2.5%
Activision Blizzard, Inc.*	27,668	2,332,412
Electronic Arts, Inc.	18,033	2,338,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2023

Investments	Shares	Value
World Wrestling Entertainment, Inc., Class A	15,868	$1,721,202

Total Entertainment		6,392,494

Food Products - 3.0%
Campbell Soup Co.	18,059	825,477
Conagra Brands, Inc.	26,581	896,311
Flowers Foods, Inc.	34,532	859,156
General Mills, Inc.	11,174	857,046
Ingredion, Inc.	8,582	909,263
J.M. Smucker Co.	6,153	908,614
Kraft Heinz Co.	23,971	850,970
Lamb Weston Holdings, Inc.	7,889	906,841
Lancaster Colony Corp.	3,805	765,147

Total Food Products		7,778,825

Gas Utilities - 0.4%
Atmos Energy Corp.	8,031	934,327

Ground Transportation - 0.4%
Landstar System, Inc.	4,959	954,806

Health Care Equipment & Supplies - 0.6%
Lantheus Holdings, Inc.*	5,442	456,693
Zimmer Biomet Holdings, Inc.	7,650	1,113,840

Total Health Care Equipment & Supplies		1,570,533

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	6,618	1,273,502
Cardinal Health, Inc.	12,730	1,203,876
Centene Corp.*	13,652	920,827
Chemed Corp.	2,090	1,132,090
Cigna Group	4,061	1,139,517
CVS Health Corp.	15,186	1,049,808
DaVita, Inc.*	5,382	540,729
Elevance Health, Inc.	2,132	947,226
Encompass Health Corp.	12,232	828,229
HCA Healthcare, Inc.	2,923	887,072
Henry Schein, Inc.*	13,316	1,079,928
Humana, Inc.	2,033	909,015
McKesson Corp.	3,014	1,287,912
Molina Healthcare, Inc.*	3,240	976,018
Quest Diagnostics, Inc.	8,001	1,124,621
Tenet Healthcare Corp.*	6,084	495,116
UnitedHealth Group, Inc.	2,155	1,035,779

Total Health Care Providers & Services		16,831,265

Health Care REITs - 0.3%
Omega Healthcare Investors, Inc.	28,195	865,305

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc.	37,792	636,039

Hotels, Restaurants & Leisure - 4.0%
Booking Holdings, Inc.*	310	837,102
Boyd Gaming Corp.	12,942	897,787
Chipotle Mexican Grill, Inc.*	361	772,179
Choice Hotels International, Inc.	7,820	919,006
Churchill Downs, Inc.	5,625	782,831
Darden Restaurants, Inc.	7,032	1,174,907
Domino’s Pizza, Inc.	2,695	908,188
Marriott International, Inc., Class A	4,895	899,163
Texas Roadhouse, Inc.	9,416	1,057,228
Wyndham Hotels & Resorts, Inc.	12,833	879,959
Yum! Brands, Inc.	8,753	1,212,728

Total Hotels, Restaurants & Leisure		10,341,078

Household Durables - 1.8%
D.R. Horton, Inc.	7,319	890,649
Lennar Corp., Class A	7,534	944,086
NVR, Inc.*	152	965,294
PulteGroup, Inc.	11,982	930,762
Toll Brothers, Inc.	11,390	900,607

Total Household Durables		4,631,398

Household Products - 1.1%
Clorox Co.	5,157	820,169
Colgate-Palmolive Co.	11,973	922,400
Kimberly-Clark Corp.	7,159	988,372

Total Household Products		2,730,941

Industrial Conglomerates - 0.3%
General Electric Co.	6,891	756,976

Insurance - 7.6%
Aflac, Inc.	27,364	1,910,007
CNA Financial Corp.	50,090	1,934,476
Globe Life, Inc.	18,321	2,008,348
Hartford Financial Services Group, Inc.	25,283	1,820,882
Loews Corp.	31,667	1,880,386
Primerica, Inc.	8,325	1,646,352
Reinsurance Group of America, Inc.	11,122	1,542,510
Selective Insurance Group, Inc.	17,536	1,682,579
Travelers Cos., Inc.	10,392	1,804,675
Unum Group	31,239	1,490,100
W.R. Berkley Corp.	30,826	1,835,997

Total Insurance		19,556,312

IT Services - 6.5%
Akamai Technologies, Inc.*	26,977	2,424,423
Cognizant Technology Solutions Corp., Class A	39,324	2,567,071
Gartner, Inc.*	8,018	2,808,786
GoDaddy, Inc., Class A*	36,165	2,717,077
International Business Machines Corp.	25,882	3,463,270
VeriSign, Inc.*	12,689	2,867,333

Total IT Services		16,847,960

Life Sciences Tools & Services - 0.5%
Bruker Corp.	9,823	726,116
Medpace Holdings, Inc.*	2,325	558,395

Total Life Sciences Tools & Services		1,284,511

Machinery - 1.8%
AGCO Corp.	5,478	719,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2023

Investments	Shares	Value
Caterpillar, Inc.	3,428	$843,459
Deere & Co.	2,261	916,135
PACCAR, Inc.	13,808	1,155,039
Snap-on, Inc.	3,813	1,098,868

Total Machinery		4,733,420

Media - 3.8%
Fox Corp., Class A	62,814	2,135,676
Liberty Media Corp.-Liberty SiriusXM, Class A*	66,420	2,179,240
New York Times Co., Class A	40,660	1,601,191
Nexstar Media Group, Inc.	10,632	1,770,759
Omnicom Group, Inc.	23,052	2,193,398

Total Media		9,880,264

Metals & Mining - 1.0%
Nucor Corp.	4,650	762,507
Reliance Steel & Aluminum Co.	4,327	1,175,170
Steel Dynamics, Inc.	6,969	759,133

Total Metals & Mining		2,696,810

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	31,730	924,930
Consolidated Edison, Inc.	11,148	1,007,779

Total Multi-Utilities		1,932,709

Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp.*	34,528	795,180
Chesapeake Energy Corp.	10,763	900,648
Chord Energy Corp.	5,535	851,283
Civitas Resources, Inc.	11,063	767,440
EQT Corp.	20,631	848,553
HF Sinclair Corp.	21,576	962,505
Marathon Petroleum Corp.	9,695	1,130,437
Ovintiv, Inc.	21,365	813,366
PDC Energy, Inc.	11,198	796,626
Phillips 66	10,507	1,002,158
Southwestern Energy Co.*	157,228	944,940
Valero Energy Corp.	8,723	1,023,208

Total Oil, Gas & Consumable Fuels		10,836,344

Passenger Airlines - 0.2%
United Airlines Holdings, Inc.*	11,200	614,544

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	18,711	1,196,568
Eli Lilly & Co.	2,119	993,769
Johnson & Johnson	7,252	1,200,351
Merck & Co., Inc.	10,739	1,239,173
Pfizer, Inc.	28,834	1,057,631

Total Pharmaceuticals		5,687,492

Professional Services - 1.9%
CACI International, Inc., Class A*	3,466	1,181,352
FTI Consulting, Inc.*	3,675	698,985
KBR, Inc.	15,577	1,013,440
Science Applications International Corp.	10,863	1,221,870
TriNet Group, Inc.*	7,252	688,722

Total Professional Services		4,804,369

Residential REITs - 0.4%
AvalonBay Communities, Inc.	4,768	902,439

Retail REITs - 0.4%
NNN REIT, Inc.	23,682	1,013,353

Semiconductors & Semiconductor Equipment - 2.3%
Axcelis Technologies, Inc.*	9,510	1,743,468
Broadcom, Inc.	2,649	2,297,822
Rambus, Inc.*	28,777	1,846,620

Total Semiconductors & Semiconductor Equipment		5,887,910

Software - 12.2%
Black Knight, Inc.*	56,639	3,383,047
Cadence Design Systems, Inc.*	9,078	2,128,973
CCC Intelligent Solutions Holdings, Inc.*	210,646	2,361,342
Dolby Laboratories, Inc., Class A	37,708	3,155,405
Dropbox, Inc., Class A*	95,630	2,550,452
Fair Isaac Corp.*	2,252	1,822,341
Fortinet, Inc.*	24,297	1,836,610
Manhattan Associates, Inc.*	9,874	1,973,615
Nutanix, Inc., Class A*	45,530	1,277,117
Oracle Corp.	26,150	3,114,204
Palo Alto Networks, Inc.*	9,316	2,380,331
Synopsys, Inc.*	4,757	2,071,245
VMware, Inc., Class A*	24,197	3,476,867

Total Software		31,531,549

Specialized REITs - 0.7%
CubeSmart	17,925	800,531
Gaming & Leisure Properties, Inc.	20,488	992,848

Total Specialized REITs		1,793,379

Specialty Retail - 3.9%
AutoNation, Inc.*	5,078	835,890
AutoZone, Inc.*	507	1,264,134
Dick’s Sporting Goods, Inc.	5,175	684,083
Murphy USA, Inc.	3,758	1,169,152
O’Reilly Automotive, Inc.*	1,370	1,308,761
Penske Automotive Group, Inc.	5,067	844,314
Ross Stores, Inc.	8,278	928,212
TJX Cos., Inc.	14,146	1,199,439
Ulta Beauty, Inc.*	2,390	1,124,722
Williams-Sonoma, Inc.	5,159	645,597

Total Specialty Retail		10,004,304

Technology Hardware, Storage & Peripherals - 1.8%
NetApp, Inc.	35,710	2,728,244
Super Micro Computer, Inc.*	7,636	1,903,273

Total Technology Hardware, Storage & Peripherals		4,631,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2023

Investments	Shares	Value
Tobacco - 0.4%
Altria Group, Inc.	20,400	$924,120

Trading Companies & Distributors - 0.7%
Univar Solutions, Inc.*	22,373	801,848
W.W. Grainger, Inc.	1,191	939,211

Total Trading Companies & Distributors		1,741,059

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.*	17,800	2,472,420

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $239,859,944)		257,241,303
Other Assets less Liabilities - 0.1%		367,195

NET ASSETS - 100.0%		$257,608,498

*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$257,241,303	$—	$—	$257,241,303

Total Investments in Securities	$257,241,303	$—	$—	$257,241,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
BWX Technologies, Inc.(a)	42,256	$3,024,262
Curtiss-Wright Corp.	9,321	1,711,895
General Dynamics Corp.	167,085	35,948,338
HEICO Corp.	14,581	2,579,962
Hexcel Corp.	14,903	1,132,926
Howmet Aerospace, Inc.	55,406	2,745,921
Huntington Ingalls Industries, Inc.	25,755	5,861,838
Lockheed Martin Corp.	192,149	88,461,557
Textron, Inc.	28,458	1,924,614
Woodward, Inc.	11,110	1,321,090

Total Aerospace & Defense		144,712,403

Air Freight & Logistics - 1.9%
FedEx Corp.	201,078	49,847,236
United Parcel Service, Inc., Class B	734,141	131,594,775

Total Air Freight & Logistics		181,442,011

Automobile Components - 0.2%
BorgWarner, Inc.	116,095	5,678,206
Gentex Corp.	123,992	3,628,006
Lear Corp.	37,549	5,390,159

Total Automobile Components		14,696,371

Banks - 2.4%
First Citizens BancShares, Inc., Class A	2,528	3,244,561
First Interstate BancSystem, Inc., Class A	123,444	2,942,905
M&T Bank Corp.	151,859	18,794,070
U.S. Bancorp	1,920,095	63,439,939
Wells Fargo & Co.	3,135,048	133,803,849
Western Alliance Bancorp	78,354	2,857,570

Total Banks		225,082,894

Beverages - 4.6%
Brown-Forman Corp., Class B	156,423	10,445,928
Coca-Cola Co.	3,568,768	214,911,209
Coca-Cola Consolidated, Inc.	1,198	761,952
Constellation Brands, Inc., Class A	68,317	16,814,863
PepsiCo, Inc.	1,030,438	190,857,726

Total Beverages		433,791,678

Biotechnology - 1.0%
Amgen, Inc.	431,930	95,897,099

Broadline Retail - 0.2%
eBay, Inc.	324,428	14,498,687

Building Products - 0.4%
A.O. Smith Corp.	76,264	5,550,494
AAON, Inc.	5,639	534,633
Advanced Drainage Systems, Inc.(a)	16,219	1,845,398
Carlisle Cos., Inc.	17,654	4,528,781
Carrier Global Corp.	328,408	16,325,162
Lennox International, Inc.	14,748	4,808,880

Total Building Products		33,593,348

Capital Markets - 4.9%
Ameriprise Financial, Inc.	50,078	16,633,908
Bank of New York Mellon Corp.	800,839	35,653,352
Charles Schwab Corp.	584,776	33,145,104
Evercore, Inc., Class A	32,658	4,036,202
FactSet Research Systems, Inc.	9,307	3,728,850
Goldman Sachs Group, Inc.	272,598	87,923,759
Houlihan Lokey, Inc.	30,249	2,973,779
Interactive Brokers Group, Inc., Class A	19,432	1,614,216
Jefferies Financial Group, Inc.	215,246	7,139,710
LPL Financial Holdings, Inc.	14,635	3,182,088
MarketAxess Holdings, Inc.	10,479	2,739,420
Moody’s Corp.	53,304	18,534,867
Morgan Stanley	1,739,014	148,511,796
Morningstar, Inc.	7,366	1,444,252
MSCI, Inc.	23,977	11,252,166
Nasdaq, Inc.	165,570	8,253,664
S&P Global, Inc.	94,431	37,856,444
SEI Investments Co.	58,759	3,503,212
Stifel Financial Corp.	59,414	3,545,233
T. Rowe Price Group, Inc.	258,106	28,913,034

Total Capital Markets		460,585,056

Chemicals - 1.7%
Air Products & Chemicals, Inc.	136,553	40,901,720
Celanese Corp.	81,061	9,386,864
Chemours Co.	150,126	5,538,148
Corteva, Inc.	192,785	11,046,581
DuPont de Nemours, Inc.	276,955	19,785,665
Ecolab, Inc.	114,654	21,404,755
FMC Corp.	63,349	6,609,835
H.B. Fuller Co.	12,052	861,839
PPG Industries, Inc.	132,671	19,675,109
RPM International, Inc.	67,240	6,033,445
Sherwin-Williams Co.	72,556	19,265,069

Total Chemicals		160,509,030

Commercial Services & Supplies - 0.9%
Cintas Corp.	31,124	15,471,118
MSA Safety, Inc.	16,549	2,878,864
Republic Services, Inc.	134,665	20,626,638
Rollins, Inc.	195,684	8,381,146
Tetra Tech, Inc.	11,233	1,839,291
Waste Management, Inc.	189,391	32,844,187

Total Commercial Services & Supplies		82,041,244

Communications Equipment - 2.4%
Cisco Systems, Inc.	3,783,929	195,780,487
Juniper Networks, Inc.	238,542	7,473,521
Motorola Solutions, Inc.	66,090	19,382,875

Total Communications Equipment		222,636,883

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	6,547	1,075,017
EMCOR Group, Inc.	5,765	1,065,257
MDU Resources Group, Inc.	168,525	3,528,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2023

Investments	Shares	Value
Quanta Services, Inc.	20,322	$3,992,257
Valmont Industries, Inc.	6,209	1,807,129

Total Construction & Engineering		11,468,574

Construction Materials - 0.2%
Eagle Materials, Inc.	10,349	1,929,261
Martin Marietta Materials, Inc.	14,396	6,646,489
Vulcan Materials Co.	33,735	7,605,218

Total Construction Materials		16,180,968

Consumer Finance - 0.6%
American Express Co.	293,630	51,150,346
FirstCash Holdings, Inc.	17,923	1,672,754
SLM Corp.	184,572	3,012,215

Total Consumer Finance		55,835,315

Consumer Staples Distribution & Retail - 3.5%
Costco Wholesale Corp.	98,096	52,812,924
Dollar General Corp.	59,431	10,090,195
Sysco Corp.	353,865	26,256,783
Target Corp.	383,720	50,612,668
Walmart, Inc.	1,187,215	186,606,454

Total Consumer Staples Distribution & Retail		326,379,024

Containers & Packaging - 0.2%
AptarGroup, Inc.	27,629	3,201,096
Avery Dennison Corp.	39,292	6,750,365
Berry Global Group, Inc.	58,676	3,775,214
Graphic Packaging Holding Co.	168,766	4,055,447
Sealed Air Corp.	57,660	2,306,400

Total Containers & Packaging		20,088,522

Distributors - 0.3%
Genuine Parts Co.	83,016	14,048,798
LKQ Corp.	156,357	9,110,922
Pool Corp.	14,534	5,445,018

Total Distributors		28,604,738

Electrical Equipment - 0.8%
AMETEK, Inc.	48,464	7,845,352
Emerson Electric Co.	388,704	35,134,955
Hubbell, Inc.	32,007	10,612,241
Rockwell Automation, Inc.	61,092	20,126,759
Vertiv Holdings Co.	61,308	1,518,599

Total Electrical Equipment		75,237,906

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	182,299	15,486,300
CDW Corp.	48,554	8,909,659
Cognex Corp.	33,824	1,894,820
Jabil, Inc.	20,219	2,182,237
TD SYNNEX Corp.	34,665	3,258,510

Total Electronic Equipment, Instruments & Components		31,731,526

Energy Equipment & Services - 0.2%
ChampionX Corp.	63,600	1,974,144
Halliburton Co.	351,919	11,609,808
NOV, Inc.	109,618	1,758,273
Patterson-UTI Energy, Inc.	119,918	1,435,418

Total Energy Equipment & Services		16,777,643

Entertainment - 0.2%
Activision Blizzard, Inc.*	144,917	12,216,503
Electronic Arts, Inc.	48,158	6,246,093

Total Entertainment		18,462,596

Financial Services - 1.7%
Jack Henry & Associates, Inc.	22,424	3,752,208
MasterCard, Inc., Class A	156,510	61,555,383
Visa, Inc., Class A	408,183	96,935,299

Total Financial Services		162,242,890

Food Products - 1.1%
Campbell Soup Co.	254,732	11,643,800
General Mills, Inc.	437,529	33,558,474
Hershey Co.	78,957	19,715,563
Ingredion, Inc.	59,878	6,344,074
Lamb Weston Holdings, Inc.	45,097	5,183,900
Lancaster Colony Corp.	13,010	2,616,181
McCormick & Co., Inc., Non-Voting Shares	145,814	12,719,355
Tyson Foods, Inc., Class A	240,675	12,284,052

Total Food Products		104,065,399

Gas Utilities - 0.2%
National Fuel Gas Co.	75,472	3,876,242
Southwest Gas Holdings, Inc.(a)	68,798	4,378,993
UGI Corp.	228,671	6,167,257

Total Gas Utilities		14,422,492

Ground Transportation - 1.7%
CSX Corp.	784,685	26,757,759
Landstar System, Inc.	8,704	1,675,868
Norfolk Southern Corp.	137,719	31,229,160
Old Dominion Freight Line, Inc.	17,577	6,499,096
Union Pacific Corp.	448,204	91,711,502

Total Ground Transportation		157,873,385

Health Care Equipment & Supplies - 0.6%
Cooper Cos., Inc.	7,647	2,932,089
ResMed, Inc.	35,815	7,825,578
Stryker Corp.	132,303	40,364,322
Teleflex, Inc.	10,307	2,494,603

Total Health Care Equipment & Supplies		53,616,592

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	69,972	13,464,712
Cardinal Health, Inc.	201,644	19,069,473
Chemed Corp.	2,343	1,269,133
Cigna Group	121,086	33,976,732
Elevance Health, Inc.	69,807	31,014,552
Encompass Health Corp.	38,218	2,587,741
Ensign Group, Inc.	5,117	488,469
HCA Healthcare, Inc.	79,650	24,172,182
Humana, Inc.	21,915	9,798,854
McKesson Corp.	24,020	10,263,986
UnitedHealth Group, Inc.	344,815	165,731,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2023

Investments	Shares	Value
Universal Health Services, Inc., Class B	13,208	$2,083,826

Total Health Care Providers & Services		313,921,541

Health Care REITs - 0.2%
Ventas, Inc.	467,228	22,085,868

Hotels, Restaurants & Leisure - 3.2%
Aramark	78,400	3,375,120
Churchill Downs, Inc.	9,577	1,332,831
Darden Restaurants, Inc.	123,875	20,697,035
Domino’s Pizza, Inc.	9,264	3,121,875
Hilton Worldwide Holdings, Inc.	43,232	6,292,418
Marriott International, Inc., Class A	91,975	16,894,888
McDonald’s Corp.	486,223	145,093,805
Starbucks Corp.	694,240	68,771,414
Texas Roadhouse, Inc.	42,229	4,741,472
Vail Resorts, Inc.	36,555	9,203,087
Wendy’s Co.	152,098	3,308,132
Yum! Brands, Inc.	144,537	20,025,601

Total Hotels, Restaurants & Leisure		302,857,678

Household Durables - 0.2%
D.R. Horton, Inc.	119,443	14,535,019

Household Products - 3.9%
Church & Dwight Co., Inc.	93,494	9,370,904
Colgate-Palmolive Co.	616,113	47,465,345
Kimberly-Clark Corp.	338,481	46,730,687
Procter & Gamble Co.	1,725,840	261,878,962

Total Household Products		365,445,898

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	459,641	9,528,358
Ormat Technologies, Inc.(a)	13,681	1,100,773

Total Independent Power & Renewable Electricity Producers		10,629,131

Industrial Conglomerates - 1.9%
3M Co.	763,420	76,410,708
General Electric Co.	171,796	18,871,790
Honeywell International, Inc.	382,412	79,350,490

Total Industrial Conglomerates		174,632,988

Insurance - 2.0%
American International Group, Inc.	456,876	26,288,645
Arthur J Gallagher & Co.	61,194	13,436,367
Assurant, Inc.	34,744	4,368,016
Brown & Brown, Inc.	63,216	4,351,789
Cincinnati Financial Corp.	116,505	11,338,267
CNA Financial Corp.	309,908	11,968,647
Erie Indemnity Co., Class A	25,399	5,334,044
First American Financial Corp.	118,603	6,762,743
Globe Life, Inc.	25,649	2,811,643
Hanover Insurance Group, Inc.	26,818	3,031,238
Hartford Financial Services Group, Inc.	226,195	16,290,564
Kinsale Capital Group, Inc.	3,334	1,247,583
Marsh & McLennan Cos., Inc.	207,037	38,939,519
Primerica, Inc.	16,661	3,294,879
Progressive Corp.	84,521	11,188,045
Selective Insurance Group, Inc.	19,749	1,894,917
Travelers Cos., Inc.	135,074	23,456,951
W.R. Berkley Corp.	41,152	2,451,013

Total Insurance		188,454,870

IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	272,596	17,795,067

Leisure Products - 0.2%
Brunswick Corp.	43,998	3,811,987
Hasbro, Inc.	178,633	11,570,059
Polaris, Inc.	42,500	5,139,525

Total Leisure Products		20,521,571

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	53,086	6,383,591
Bruker Corp.	24,006	1,774,524
Thermo Fisher Scientific, Inc.	59,546	31,068,125
West Pharmaceutical Services, Inc.	11,899	4,551,011

Total Life Sciences Tools & Services		43,777,251

Machinery - 3.2%
Allison Transmission Holdings, Inc.	43,151	2,436,305
Caterpillar, Inc.	319,850	78,699,093
Crane NXT Co.	33,160	1,871,550
Cummins, Inc.	109,796	26,917,587
Deere & Co.	93,612	37,930,646
Donaldson Co., Inc.	62,768	3,923,628
Dover Corp.	55,697	8,223,662
Flowserve Corp.	92,978	3,454,133
Graco, Inc.	61,531	5,313,202
IDEX Corp.	25,870	5,568,776
Illinois Tool Works, Inc.	212,629	53,191,271
ITT, Inc.	41,415	3,860,292
Lincoln Electric Holdings, Inc.	31,796	6,315,639
Nordson Corp.	17,903	4,443,167
Oshkosh Corp.	36,956	3,200,020
Parker-Hannifin Corp.	68,328	26,650,653
Snap-on, Inc.	44,867	12,930,221
Timken Co.	42,934	3,929,749
Toro Co.	35,846	3,643,746
Xylem, Inc.	61,785	6,958,227

Total Machinery		299,461,567

Media - 0.2%
New York Times Co., Class A	72,928	2,871,905
News Corp., Class A	178,145	3,473,827
Nexstar Media Group, Inc.	23,339	3,887,110
Sirius XM Holdings, Inc.(a)	1,935,852	8,769,410
TEGNA, Inc.	141,824	2,303,222

Total Media		21,305,474

Metals & Mining - 0.0%
Royal Gold, Inc.	24,423	2,803,272

Multi-Utilities - 0.2%
CMS Energy Corp.	268,881	15,796,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2023

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 0.3%
Comstock Resources, Inc.(a)	227,113	$2,634,511
EQT Corp.	173,710	7,144,692
Murphy Oil Corp.	107,293	4,109,322
Ovintiv, Inc.(a)	140,043	5,331,437
Targa Resources Corp.	123,279	9,381,532
Texas Pacific Land Corp.	1,721	2,265,696

Total Oil, Gas & Consumable Fuels		30,867,190

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	30,629	2,296,562

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	78,454	15,406,797

Pharmaceuticals - 7.7%
Eli Lilly & Co.	298,108	139,806,690
Johnson & Johnson	1,964,965	325,241,007
Merck & Co., Inc.	2,004,747	231,327,756
Zoetis, Inc.	116,779	20,110,512

Total Pharmaceuticals		716,485,965

Professional Services - 1.5%
Automatic Data Processing, Inc.	234,116	51,456,356
Booz Allen Hamilton Holding Corp.	65,010	7,255,116
Broadridge Financial Solutions, Inc.	70,036	11,600,063
Equifax, Inc.(a)	30,450	7,164,885
Exponent, Inc.	14,175	1,322,811
Insperity, Inc.	20,021	2,381,698
Jacobs Solutions, Inc.	25,941	3,084,125
KBR, Inc.	33,481	2,178,274
Leidos Holdings, Inc.	55,376	4,899,668
Maximus, Inc.	22,808	1,927,504
Paychex, Inc.	271,254	30,345,185
Robert Half International, Inc.	73,231	5,508,436
Verisk Analytics, Inc.	29,865	6,750,386

Total Professional Services		135,874,507

Semiconductors & Semiconductor Equipment - 9.3%
Applied Materials, Inc.	250,939	36,270,723
Broadcom, Inc.	372,460	323,082,978
KLA Corp.	57,101	27,695,127
Lam Research Corp.	61,609	39,605,962
Micron Technology, Inc.	276,180	17,429,720
Monolithic Power Systems, Inc.	11,214	6,058,139
NVIDIA Corp.	385,798	163,200,270
QUALCOMM, Inc.	812,685	96,742,022
Skyworks Solutions, Inc.	127,156	14,074,898
Teradyne, Inc.	27,776	3,092,302
Texas Instruments, Inc.	752,985	135,552,360
Universal Display Corp.	14,486	2,087,867

Total Semiconductors & Semiconductor Equipment		864,892,368

Software - 11.0%
Bentley Systems, Inc., Class B	43,578	2,363,235
Dolby Laboratories, Inc., Class A	22,897	1,916,021
Gen Digital, Inc.	435,017	8,069,565
Intuit, Inc.	65,632	30,071,926
Microsoft Corp.	2,412,831	821,665,469
Oracle Corp.	1,295,660	154,300,149
Roper Technologies, Inc.	19,191	9,227,033

Total Software		1,027,613,398

Specialized REITs - 0.9%
Extra Space Storage, Inc.	150,623	22,420,234
Lamar Advertising Co., Class A	119,776	11,887,768
Public Storage	147,326	43,001,513
SBA Communications Corp.	31,540	7,309,710

Total Specialized REITs		84,619,225

Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	17,719	957,712
Advance Auto Parts, Inc.	70,566	4,960,790
Best Buy Co., Inc.	279,165	22,877,572
Dick’s Sporting Goods, Inc.	29,730	3,930,009
Home Depot, Inc.	721,804	224,221,194
Lowe’s Cos., Inc.	368,214	83,105,900
Ross Stores, Inc.	110,464	12,386,328
TJX Cos., Inc.	513,278	43,520,842
Tractor Supply Co.	53,459	11,819,785
Williams-Sonoma, Inc.	55,004	6,883,200

Total Specialty Retail		414,663,332

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	2,969,859	576,063,550
HP, Inc.	1,093,296	33,575,120
NetApp, Inc.	199,790	15,263,956

Total Technology Hardware, Storage & Peripherals		624,902,626

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	21,726	1,678,116
NIKE, Inc., Class B	464,149	51,228,125
Ralph Lauren Corp.	36,732	4,529,056
Tapestry, Inc.	238,510	10,208,228

Total Textiles, Apparel & Luxury Goods		67,643,525

Tobacco - 3.3%
Altria Group, Inc.	2,452,707	111,107,627
Philip Morris International, Inc.	2,064,768	201,562,652

Total Tobacco		312,670,279

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	8,618	1,248,145
Fastenal Co.	408,546	24,100,129
Herc Holdings, Inc.	16,002	2,189,874
MSC Industrial Direct Co., Inc., Class A	48,919	4,661,002
W.W. Grainger, Inc.	18,614	14,678,814

Total Trading Companies & Distributors		46,877,964

Water Utilities - 0.0%
American States Water Co.	16,139	1,404,093

TOTAL COMMON STOCKS (Cost: $7,998,469,583)		9,322,716,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $11,287,464)	11,287,464	$11,287,464

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $8,009,757,047)		9,334,003,523
Other Assets less Liabilities - 0.1%		7,172,918

NET ASSETS - 100.0%		$9,341,176,441

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,724,493 and the total market value of the collateral held by the Fund was $36,153,735. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,866,271.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$9,322,716,059	$—	$—	$9,322,716,059
Investment of Cash Collateral for Securities Loaned	—	11,287,464	—	11,287,464

Total Investments in Securities	$9,322,716,059	$11,287,464	$—	$9,334,003,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 0.1%
Axon Enterprise, Inc.*	338	$65,951

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	528	49,817
Expeditors International of Washington, Inc.	684	82,853
United Parcel Service, Inc., Class B	3,910	700,867

Total Air Freight & Logistics		833,537

Automobiles - 4.5%
Tesla, Inc.*	8,309	2,175,047

Beverages - 0.6%
Monster Beverage Corp.*	4,813	276,459

Biotechnology - 1.3%
Incyte Corp.*	999	62,188
Seagen, Inc.*	854	164,361
Vertex Pharmaceuticals, Inc.*	1,156	406,808

Total Biotechnology		633,357

Broadline Retail - 5.1%
Amazon.com, Inc.*	18,599	2,424,566

Building Products - 0.2%
Builders FirstSource, Inc.*	584	79,424

Capital Markets - 3.5%
Blackstone, Inc.	5,406	502,596
FactSet Research Systems, Inc.	171	68,511
LPL Financial Holdings, Inc.	344	74,796
Moody’s Corp.	845	293,824
MSCI, Inc.	356	167,067
S&P Global, Inc.	1,454	582,894

Total Capital Markets		1,689,688

Chemicals - 0.6%
Celanese Corp.	469	54,310
CF Industries Holdings, Inc.	866	60,118
Dow, Inc.	3,082	164,147

Total Chemicals		278,575

Commercial Services & Supplies - 0.6%
Copart, Inc.*	2,169	197,835
Rollins, Inc.	2,240	95,939

Total Commercial Services & Supplies		293,774

Communications Equipment - 0.5%
Arista Networks, Inc.*	1,442	233,691

Distributors - 0.1%
Pool Corp.	171	64,063

Entertainment - 2.1%
Netflix, Inc.*	2,064	909,171
Take-Two Interactive Software, Inc.*	769	113,166

Total Entertainment		1,022,337

Financial Services - 6.4%
Block, Inc.*	2,672	177,875
MasterCard, Inc., Class A	3,174	1,248,334
Visa, Inc., Class A	6,823	1,620,326

Total Financial Services		3,046,535

Ground Transportation - 0.6%
JB Hunt Transport Services, Inc.	475	85,989
Old Dominion Freight Line, Inc.	498	184,136

Total Ground Transportation		270,125

Health Care Equipment & Supplies - 3.1%
Align Technology, Inc.*	345	122,006
Dexcom, Inc.*	1,726	221,808
Edwards Lifesciences Corp.*	2,781	262,332
IDEXX Laboratories, Inc.*	380	190,848
Insulet Corp.*	307	88,520
Intuitive Surgical, Inc.*	1,611	550,865
Penumbra, Inc.*	177	60,899

Total Health Care Equipment & Supplies		1,497,278

Health Care Providers & Services - 3.3%
Molina Healthcare, Inc.*	266	80,130
UnitedHealth Group, Inc.	3,083	1,481,813

Total Health Care Providers & Services		1,561,943

Health Care Technology - 0.3%
Veeva Systems, Inc., Class A*	741	146,518

Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc.*	127	271,653
DoorDash, Inc., Class A*	1,760	134,499
Starbucks Corp.	5,181	513,230
Yum! Brands, Inc.	1,259	174,434

Total Hotels, Restaurants & Leisure		1,093,816

Household Durables - 1.1%
D.R. Horton, Inc.	1,509	183,630
Lennar Corp., Class A	1,282	160,648
NVR, Inc.*	15	95,259
PulteGroup, Inc.	1,004	77,991

Total Household Durables		517,528

Insurance - 0.7%
Progressive Corp.	2,684	355,281

Interactive Media & Services - 9.5%
Alphabet, Inc., Class A*	22,956	2,747,833
Meta Platforms, Inc., Class A*	5,913	1,696,913
Pinterest, Inc., Class A*	3,132	85,629

Total Interactive Media & Services		4,530,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2023

Investments	Shares	Value
IT Services - 0.6%
EPAM Systems, Inc.*	264	$59,334
Gartner, Inc.*	357	125,061
VeriSign, Inc.*	467	105,528

Total IT Services		289,923

Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc.*	101	132,476
West Pharmaceutical Services, Inc.	337	128,892

Total Life Sciences Tools & Services		261,368

Media - 0.4%
Trade Desk, Inc., Class A*	2,202	170,038

Metals & Mining - 0.5%
Nucor Corp.	1,083	177,590
Steel Dynamics, Inc.	730	79,519

Total Metals & Mining		257,109

Oil, Gas & Consumable Fuels - 0.2%
Coterra Energy, Inc.	3,367	85,185

Pharmaceuticals - 0.7%
Zoetis, Inc.	2,038	350,964

Professional Services - 0.5%
Paycom Software, Inc.	265	85,128
Verisk Analytics, Inc.	658	148,728

Total Professional Services		233,856

Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices, Inc.*	7,527	857,400
Applied Materials, Inc.	3,866	558,792
Enphase Energy, Inc.*	625	104,675
Entegris, Inc.	690	76,466
KLA Corp.	620	300,712
Lam Research Corp.	628	403,716
Monolithic Power Systems, Inc.	219	118,310
NVIDIA Corp.	6,154	2,603,265
ON Semiconductor Corp.*	2,010	190,106
QUALCOMM, Inc.	5,125	610,080
Teradyne, Inc.	705	78,488

Total Semiconductors & Semiconductor Equipment		5,902,010

Software - 19.5%
Adobe, Inc.*	2,069	1,011,720
Autodesk, Inc.*	976	199,699
Bentley Systems, Inc., Class B	1,339	72,614
Cadence Design Systems, Inc.*	1,273	298,544
Crowdstrike Holdings, Inc., Class A*	1,120	164,494
Datadog, Inc., Class A*	1,411	138,814
DocuSign, Inc.*	930	47,514
Dynatrace, Inc.*	1,318	67,837
Fair Isaac Corp.*	114	92,250
Fortinet, Inc.*	3,606	272,578
HubSpot, Inc.*	225	119,720
Intuit, Inc.	1,267	580,527
Microsoft Corp.	15,763	5,367,932
Palo Alto Networks, Inc.*	1,401	357,970
ServiceNow, Inc.*	931	523,194

Total Software		9,315,407

Specialized REITs - 0.5%
Public Storage	795	232,045

Specialty Retail - 2.7%
AutoZone, Inc.*	83	206,949
Lowe’s Cos., Inc.	2,663	601,039
O’Reilly Automotive, Inc.*	280	267,484
Tractor Supply Co.	488	107,897
Ulta Beauty, Inc.*	219	103,060

Total Specialty Retail		1,286,429

Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	32,260	6,257,472
Super Micro Computer, Inc.*	252	62,811

Total Technology Hardware, Storage & Peripherals		6,320,283

Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp.*	120	63,319

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $42,991,260)		47,857,804
Other Assets less Liabilities - 0.1%		24,998

NET ASSETS - 100.0%		$47,882,802

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$47,857,804	$—	$—	$47,857,804

Total Investments in Securities	$47,857,804	$—	$—	$47,857,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 98.9%

Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	85,358	$1,860,804
Kaman Corp.	144,397	3,513,179
Moog, Inc., Class A	43,374	4,703,043
National Presto Industries, Inc.	27,870	2,040,084
Park Aerospace Corp.	89,652	1,237,198

Total Aerospace & Defense		13,354,308

Air Freight & Logistics - 0.2%
Forward Air Corp.	35,895	3,808,818

Automobile Components - 1.4%
Dana, Inc.	322,927	5,489,759
LCI Industries(a)	83,236	10,517,701
Patrick Industries, Inc.	74,191	5,935,280
Standard Motor Products, Inc.	80,694	3,027,639

Total Automobile Components		24,970,379

Automobiles - 0.3%
Winnebago Industries, Inc.(a)	81,486	5,434,301

Banks - 12.2%
1st Source Corp.	44,573	1,868,946
Amalgamated Financial Corp.(a)	39,256	631,629
Amerant Bancorp, Inc.	26,242	451,100
Arrow Financial Corp.	26,634	536,409
Atlantic Union Bankshares Corp.	139,381	3,616,937
Banc of California, Inc.	65,090	753,742
BancFirst Corp.	47,014	4,325,288
Bank First Corp.(a)	6,518	542,298
Bank of Hawaii Corp.(a)	80,130	3,303,760
Bank of Marin Bancorp	15,077	266,411
Bank7 Corp.	23,154	567,968
BankUnited, Inc.	196,039	4,224,640
Banner Corp.	73,988	3,231,056
Bar Harbor Bankshares	19,195	472,965
BCB Bancorp, Inc.(a)	38,933	457,073
Berkshire Hills Bancorp, Inc.	47,152	977,461
Brookline Bancorp, Inc.	260,255	2,274,629
Business First Bancshares, Inc.(a)	22,882	344,832
Byline Bancorp, Inc.	39,212	709,345
Cambridge Bancorp(a)	16,152	877,215
Camden National Corp.	30,059	930,927
Capital Bancorp, Inc.	1,833	33,177
Capital City Bank Group, Inc.	22,123	677,849
Capitol Federal Financial, Inc.	273,286	1,686,175
Capstar Financial Holdings, Inc.(a)	21,811	267,621
Cathay General Bancorp	195,045	6,278,499
Central Pacific Financial Corp.	100,009	1,571,141
CF Bankshares, Inc.	2,626	39,915
Citizens & Northern Corp.(a)	47,360	914,048
Citizens Community Bancorp, Inc.	3,909	34,595
City Holding Co.	35,392	3,184,926
CNB Financial Corp.(a)	24,428	431,154
Colony Bankcorp, Inc.	29,696	279,736
Columbia Banking System, Inc.	165,739	3,361,187
Community Bank System, Inc.(a)	82,319	3,859,115
Community Financial Corp.	8,654	234,437
Community Trust Bancorp, Inc.	47,867	1,702,629
ConnectOne Bancorp, Inc.	40,719	675,528
Dime Community Bancshares, Inc.	77,017	1,357,810
Eagle Bancorp Montana, Inc.	4,322	57,180
Eagle Bancorp, Inc.	59,360	1,256,058
Eastern Bankshares, Inc.	200,018	2,454,221
Enterprise Bancorp, Inc.	16,738	484,398
Enterprise Financial Services Corp.	47,842	1,870,622
Equity Bancshares, Inc., Class A	6,681	152,193
ESSA Bancorp, Inc.	21,232	317,418
Farmers National Banc Corp.	96,151	1,189,388
FB Financial Corp.	38,660	1,084,413
Fidelity D&D Bancorp, Inc.	4,772	231,871
Financial Institutions, Inc.	25,200	396,648
First Bancorp	48,067	1,429,993
First Bancorp, Inc.(a)	36,924	898,730
First Bancshares, Inc.	18,449	476,722
First Bank	11,863	123,138
First Busey Corp.	87,928	1,767,353
First Business Financial Services, Inc.	9,733	287,026
First Commonwealth Financial Corp.	256,905	3,249,848
First Community Bankshares, Inc.	42,676	1,268,757
First Community Corp.	9,255	160,667
First Financial Bancorp	287,332	5,873,066
First Financial Corp.	20,225	656,706
First Foundation, Inc.	48,381	192,073
First Hawaiian, Inc.	316,105	5,693,051
First Internet Bancorp	7,523	111,717
First Merchants Corp.	91,999	2,597,132
First Mid Bancshares, Inc.	15,027	362,752
First National Corp.	2,198	36,509
First Northwest Bancorp	8,780	99,916
First of Long Island Corp.	27,228	327,281
First Savings Financial Group, Inc.	3,041	40,141
Flushing Financial Corp.	43,162	530,461
FS Bancorp, Inc.	12,893	387,693
Fulton Financial Corp.	504,422	6,012,710
German American Bancorp, Inc.	44,341	1,205,188
Great Southern Bancorp, Inc.	17,802	903,095
Greene County Bancorp, Inc.	21,119	629,346
Guaranty Bancshares, Inc.	21,935	594,000
Hanmi Financial Corp.	83,065	1,240,160
HarborOne Bancorp, Inc.	25,503	221,366
Hawthorn Bancshares, Inc.	7,609	136,587
HBT Financial, Inc.	79,276	1,461,849
Heartland Financial USA, Inc.	79,200	2,207,304
Heritage Commerce Corp.	110,905	918,293
Heritage Financial Corp.	45,634	737,902
Hilltop Holdings, Inc.	65,275	2,053,552
Hingham Institution for Savings(a)	1,860	396,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
Home Bancorp, Inc.	14,653	$486,626
HomeStreet, Inc.	21,068	124,723
HomeTrust Bancshares, Inc.	16,188	338,167
Hope Bancorp, Inc.	269,186	2,266,546
Horizon Bancorp, Inc.	54,441	566,731
Independent Bank Corp.	56,101	951,473
Independent Bank Group, Inc.	50,848	1,755,781
International Bancshares Corp.	138,753	6,132,883
Investar Holding Corp.	2,944	35,652
Kearny Financial Corp.(a)	72,822	513,395
Lakeland Bancorp, Inc.	86,637	1,160,069
Lakeland Financial Corp.	41,003	1,989,466
Live Oak Bancshares, Inc.	42,194	1,110,124
Macatawa Bank Corp.	93,106	864,024
Mercantile Bank Corp.	25,752	711,270
Meridian Corp.	15,284	149,783
Metrocity Bankshares, Inc.(a)	54,663	977,921
Mid Penn Bancorp, Inc.(a)	17,453	385,362
Middlefield Banc Corp.(a)	10,613	284,428
Midland States Bancorp, Inc.	63,674	1,267,749
MidWestOne Financial Group, Inc.	28,278	604,301
MVB Financial Corp.	18,438	388,673
National Bank Holdings Corp., Class A	40,856	1,186,458
NBT Bancorp, Inc.	87,911	2,799,965
Northeast Bank (a)	5,035	209,808
Northeast Community Bancorp, Inc.	19,655	292,466
Northfield Bancorp, Inc.(a)	68,431	751,372
Northrim Bancorp, Inc.	15,613	614,059
Northwest Bancshares, Inc.	355,591	3,769,265
OceanFirst Financial Corp.	90,593	1,415,063
Ohio Valley Banc Corp.	1,260	30,870
Old Second Bancorp, Inc.	24,146	315,347
OP Bancorp	40,811	344,037
Orange County Bancorp, Inc.	4,146	153,402
Origin Bancorp, Inc.	29,065	851,605
Orrstown Financial Services, Inc.	26,692	511,152
Pacific Premier Bancorp, Inc.	322,380	6,666,818
PacWest Bancorp	298,090	2,429,433
Park National Corp.(a)	39,666	4,058,625
Partners Bancorp	5,594	34,627
Pathward Financial, Inc.	25,543	1,184,173
PCB Bancorp(a)	36,432	535,915
Peapack-Gladstone Financial Corp.	9,363	253,550
Peoples Bancorp of North Carolina, Inc.	9,174	167,242
Peoples Bancorp, Inc.	115,529	3,067,295
Peoples Financial Services Corp.(a)	12,021	526,400
Plumas Bancorp	7,358	262,607
Preferred Bank	23,205	1,276,043
Premier Financial Corp.	68,284	1,093,910
Primis Financial Corp.	65,363	550,356
Princeton Bancorp, Inc.(a)	8,417	229,952
Provident Bancorp, Inc.	26,195	216,895
Provident Financial Services, Inc.	185,062	3,023,913
QCR Holdings, Inc.	14,293	586,442
RBB Bancorp	35,392	422,580
Red River Bancshares, Inc.(a)	3,335	163,882
Renasant Corp.	66,683	1,742,427
Republic Bancorp, Inc., Class A	33,532	1,425,110
S&T Bancorp, Inc.	104,886	2,851,850
Salisbury Bancorp, Inc.	23,379	553,849
Sandy Spring Bancorp, Inc.	87,628	1,987,403
Seacoast Banking Corp. of Florida	60,975	1,347,548
Simmons First National Corp., Class A	259,509	4,476,530
SmartFinancial, Inc.	4,746	102,086
South Plains Financial, Inc.	14,705	331,010
Southern Missouri Bancorp, Inc.(a)	14,153	544,183
Southern States Bancshares, Inc.	2,758	58,194
Southside Bancshares, Inc.	98,672	2,581,260
Stellar Bancorp, Inc.	48,534	1,110,943
Stock Yards Bancorp, Inc.(a)	43,823	1,988,250
Summit State Bank(a)	3,278	49,531
Timberland Bancorp, Inc.	17,609	450,438
Tompkins Financial Corp.	27,727	1,544,394
Towne Bank	101,429	2,357,210
TriCo Bancshares	53,157	1,764,812
TrustCo Bank Corp.	28,840	825,112
Trustmark Corp.	88,822	1,875,921
Unity Bancorp, Inc.	6,252	147,485
Univest Financial Corp.	49,068	887,149
Veritex Holdings, Inc.	67,811	1,215,851
Washington Federal, Inc.	159,707	4,235,430
Washington Trust Bancorp, Inc.	53,924	1,445,702
WesBanco, Inc.	119,125	3,050,791
West Bancorp, Inc.(a)	48,025	884,140
Westamerica BanCorp	62,805	2,405,432
WSFS Financial Corp.	56,143	2,117,714

Total Banks		222,155,611

Beverages - 0.1%
MGP Ingredients, Inc.(a)	20,971	2,228,798

Broadline Retail - 0.5%
Nordstrom, Inc.	481,356	9,853,357

Building Products - 1.3%
Apogee Enterprises, Inc.	75,496	3,583,795
Armstrong World Industries, Inc.	62,785	4,612,186
AZZ, Inc.	64,600	2,807,516
CSW Industrials, Inc.	20,965	3,484,174
Griffon Corp.	93,201	3,756,000
Insteel Industries, Inc.	56,583	1,760,863
Quanex Building Products Corp.	105,819	2,841,240

Total Building Products		22,845,774

Capital Markets - 3.8%
Artisan Partners Asset Management, Inc., Class A(a)	259,024	10,182,233
Associated Capital Group, Inc., Class A	1,357	48,038
BGC Partners, Inc., Class A	284,808	1,261,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
Bridge Investment Group Holdings, Inc., Class A(a)	150,874	$1,712,420
Brightsphere Investment Group, Inc.	41,527	869,991
Cohen & Steers, Inc.	140,729	8,160,875
Diamond Hill Investment Group, Inc.	2,996	513,215
Federated Hermes, Inc.	218,701	7,840,431
Greenhill & Co., Inc.	15,157	222,050
Hamilton Lane, Inc., Class A	43,663	3,492,167
Moelis & Co., Class A(a)	219,284	9,942,336
Oppenheimer Holdings, Inc., Class A	15,415	619,375
Piper Sandler Cos.	18,172	2,348,913
PJT Partners, Inc., Class A(a)	19,902	1,385,975
Silvercrest Asset Management Group, Inc., Class A	22,619	458,035
StepStone Group, Inc., Class A	83,012	2,059,528
TPG, Inc.	127,943	3,743,612
Value Line, Inc.	12,529	575,081
Victory Capital Holdings, Inc., Class A	199,272	6,285,039
Virtu Financial, Inc., Class A	240,317	4,107,017
Virtus Investment Partners, Inc.	11,460	2,263,006

Total Capital Markets		68,091,036

Chemicals - 4.1%
AdvanSix, Inc.	66,745	2,334,740
American Vanguard Corp.	72,333	1,292,591
Avient Corp.	215,545	8,815,791
Chase Corp.	24,161	2,928,796
FutureFuel Corp.	225,990	2,000,012
Hawkins, Inc.	63,717	3,038,664
Innospec, Inc.	42,460	4,264,682
Koppers Holdings, Inc.	59,161	2,017,390
Kronos Worldwide, Inc.	581,422	5,075,814
Mativ Holdings, Inc.	279,790	4,230,425
Minerals Technologies, Inc.	35,101	2,024,977
NewMarket Corp.	21,787	8,760,988
Northern Technologies International Corp.	33,595	359,802
Quaker Chemical Corp.	19,522	3,804,838
Scotts Miracle-Gro Co.(a)	202,328	12,683,942
Sensient Technologies Corp.	79,927	5,685,208
Stepan Co.	32,938	3,147,555
Valhi, Inc.(a)	95,107	1,222,125

Total Chemicals		73,688,340

Commercial Services & Supplies - 3.2%
ABM Industries, Inc.	112,081	4,780,255
ACCO Brands Corp.	515,141	2,683,885
ARC Document Solutions, Inc.	196,588	636,945
Aris Water Solutions, Inc., Class A(a)	129,339	1,334,778
Brady Corp., Class A	121,386	5,774,332
Brink’s Co.	65,490	4,442,187
CompX International, Inc.	27,303	595,205
Deluxe Corp.	240,748	4,208,275
Ennis, Inc.	172,070	3,506,787
HNI Corp.	211,948	5,972,695
Interface, Inc.	157,781	1,386,895
Matthews International Corp., Class A	103,793	4,423,658
MillerKnoll, Inc.	426,777	6,307,764
NL Industries, Inc.	115,042	636,182
Pitney Bowes, Inc.(a)	904,947	3,203,512
Steelcase, Inc., Class A	463,551	3,573,978
UniFirst Corp.	13,738	2,129,527
VSE Corp.	36,479	1,995,037

Total Commercial Services & Supplies		57,591,897

Communications Equipment - 0.2%
ADTRAN Holdings, Inc.(a)	171,112	1,801,810
Comtech Telecommunications Corp.	144,181	1,317,814

Total Communications Equipment		3,119,624

Construction & Engineering - 0.7%
Arcosa, Inc.	39,485	2,991,778
Argan, Inc.	64,162	2,528,624
Granite Construction, Inc.	86,414	3,437,549
Primoris Services Corp.	114,597	3,491,771

Total Construction & Engineering		12,449,722

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	11,579	2,418,737

Consumer Finance - 0.5%
Bread Financial Holdings, Inc.	44,794	1,406,084
Navient Corp.	289,976	5,387,754
Nelnet, Inc., Class A	21,312	2,056,182
Regional Management Corp.	18,061	550,860

Total Consumer Finance		9,400,880

Consumer Staples Distribution & Retail - 1.0%
Andersons, Inc.	89,839	4,146,070
Ingles Markets, Inc., Class A	23,160	1,914,174
Natural Grocers by Vitamin Cottage, Inc., Class C	127,745	1,566,154
PriceSmart, Inc.	47,388	3,509,555
SpartanNash Co.	121,736	2,740,277
Village Super Market, Inc., Class A	54,925	1,253,388
Weis Markets, Inc.	48,698	3,126,899

Total Consumer Staples Distribution & Retail		18,256,517

Containers & Packaging - 1.2%
Greif, Inc., Class A	192,897	13,288,674
Myers Industries, Inc.	143,177	2,781,929
Pactiv Evergreen, Inc.	497,640	3,767,135
TriMas Corp.	66,430	1,826,161

Total Containers & Packaging		21,663,899

Distributors - 0.1%
Weyco Group, Inc.	46,680	1,245,889

Diversified Consumer Services - 0.6%
Carriage Services, Inc.	77,704	2,523,049
Graham Holdings Co., Class B	5,447	3,112,851
Strategic Education, Inc.	67,644	4,588,969

Total Diversified Consumer Services		10,224,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
Diversified REITs - 1.2%
Alexander & Baldwin, Inc.	38,726	$719,529
Alpine Income Property Trust, Inc.	21,336	346,710
American Assets Trust, Inc.	44,444	853,325
Armada Hoffler Properties, Inc.	66,645	778,414
Broadstone Net Lease, Inc.	370,208	5,716,012
CTO Realty Growth, Inc.	56,229	963,765
Empire State Realty Trust, Inc., Class A(a)	174,705	1,308,540
Essential Properties Realty Trust, Inc.	380,233	8,950,685
Gladstone Commercial Corp.(a)	79,755	986,569
One Liberty Properties, Inc.	43,514	884,204

Total Diversified REITs		21,507,753

Diversified Telecommunication Services - 1.0%
ATN International, Inc.	46,286	1,694,068
Cogent Communications Holdings, Inc.	254,693	17,138,292

Total Diversified Telecommunication Services		18,832,360

Electric Utilities - 1.1%
Genie Energy Ltd., Class B	97,707	1,381,577
MGE Energy, Inc.	77,081	6,097,878
Otter Tail Corp.(a)	145,952	11,524,370

Total Electric Utilities		19,003,825

Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	42,530	1,698,648
Encore Wire Corp.	14,988	2,786,719
EnerSys	44,846	4,866,688
GrafTech International Ltd.(a)	433,129	2,182,970
LSI Industries, Inc.	147,970	1,858,503
Powell Industries, Inc.	58,818	3,563,783
Preformed Line Products Co.	19,061	2,975,422

Total Electrical Equipment		19,932,733

Electronic Equipment, Instruments & Components - 2.1%
Advanced Energy Industries, Inc.(a)	32,384	3,609,197
Badger Meter, Inc.	35,268	5,204,146
Bel Fuse, Inc., Class B	48,472	2,782,778
Belden, Inc.	34,614	3,310,829
Benchmark Electronics, Inc.	104,948	2,710,807
Climb Global Solutions, Inc.	18,620	891,153
CTS Corp.	46,930	2,000,626
Methode Electronics, Inc.	59,422	1,991,825
Richardson Electronics Ltd.(a)	58,858	971,157
Vishay Intertechnology, Inc.	305,118	8,970,469
Vontier Corp.	146,668	4,724,176

Total Electronic Equipment, Instruments & Components		37,167,163

Energy Equipment & Services - 1.1%
Archrock, Inc.	813,139	8,334,675
Cactus, Inc., Class A	77,715	3,288,899
Liberty Energy, Inc.	162,408	2,171,395
RPC, Inc.(a)	305,827	2,186,663
Select Water Solutions, Inc., Class A(a)	364,105	2,949,250
Solaris Oilfield Infrastructure, Inc., Class A	190,270	1,584,949

Total Energy Equipment & Services		20,515,831

Entertainment - 0.4%
Marcus Corp.(a)	125,255	1,857,532
World Wrestling Entertainment, Inc., Class A	46,949	5,092,558

Total Entertainment		6,950,090

Financial Services - 2.4%
A-Mark Precious Metals, Inc.(a)	18,846	705,500
Alerus Financial Corp.	26,613	478,502
Cass Information Systems, Inc.	67,278	2,609,041
Federal Agricultural Mortgage Corp., Class C	20,955	3,012,072
Jackson Financial, Inc., Class A	320,994	9,825,626
Merchants Bancorp	45,743	1,170,106
PennyMac Financial Services, Inc.	54,158	3,807,849
Radian Group, Inc.	617,570	15,612,169
UWM Holdings Corp.(a)	334,470	1,873,032
Walker & Dunlop, Inc.	52,601	4,160,213

Total Financial Services		43,254,110

Food Products - 1.5%
Alico, Inc.(a)	31,181	793,868
Cal-Maine Foods, Inc.	227,335	10,230,075
Calavo Growers, Inc.	80,869	2,346,818
J & J Snack Foods Corp.	31,777	5,032,206
John B. Sanfilippo & Son, Inc.	26,507	3,108,476
Limoneira Co.	88,153	1,371,661
Tootsie Roll Industries, Inc.	69,037	2,444,600
Utz Brands, Inc.(a)	143,747	2,351,701

Total Food Products		27,679,405

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	44,306	5,272,414
Northwest Natural Holding Co.	170,433	7,337,141
RGC Resources, Inc.	33,021	661,410

Total Gas Utilities		13,270,965

Ground Transportation - 1.2%
ArcBest Corp.	29,047	2,869,844
Covenant Logistics Group, Inc.	48,053	2,106,163
Heartland Express, Inc.	107,112	1,757,708
Marten Transport Ltd.	163,263	3,510,154
Schneider National, Inc., Class B	183,597	5,272,906
Universal Logistics Holdings, Inc.(a)	79,418	2,288,032
Werner Enterprises, Inc.	79,748	3,523,267

Total Ground Transportation		21,328,074

Health Care Equipment & Supplies - 0.8%
Atrion Corp.	4,005	2,265,629
CONMED Corp.(a)	36,657	4,981,320
Embecta Corp.	146,057	3,154,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
LeMaitre Vascular, Inc.	54,222	$3,648,056
Utah Medical Products, Inc.	13,075	1,218,590

Total Health Care Equipment & Supplies		15,268,426

Health Care Providers & Services - 1.6%
National HealthCare Corp.	61,497	3,801,745
National Research Corp.	65,708	2,858,955
Patterson Cos., Inc.	310,717	10,334,448
Select Medical Holdings Corp.	233,276	7,432,173
U.S. Physical Therapy, Inc.	32,631	3,961,077

Total Health Care Providers & Services		28,388,398

Health Care REITs - 1.6%
CareTrust REIT, Inc.	101,554	2,016,863
Community Healthcare Trust, Inc.	35,501	1,172,243
Global Medical REIT, Inc.	54,057	493,540
LTC Properties, Inc.	78,039	2,576,848
National Health Investors, Inc.	71,379	3,741,687
Physicians Realty Trust	506,561	7,086,788
Sabra Health Care REIT, Inc.	913,213	10,748,517
Universal Health Realty Income Trust	12,622	600,555

Total Health Care REITs		28,437,041

Health Care Technology - 0.1%
Simulations Plus, Inc.(a)	44,917	1,946,254

Hotel & Resort REITs - 0.8%
DiamondRock Hospitality Co.	193,439	1,549,446
Park Hotels & Resorts, Inc.	219,203	2,810,183
Pebblebrook Hotel Trust	130,779	1,823,059
RLJ Lodging Trust	160,067	1,643,888
Service Properties Trust	348,529	3,028,717
Summit Hotel Properties, Inc.	110,762	721,061
Sunstone Hotel Investors, Inc.	190,242	1,925,249
Xenia Hotels & Resorts, Inc.	106,625	1,312,554

Total Hotel & Resort REITs		14,814,157

Hotels, Restaurants & Leisure - 3.4%
Bloomin’ Brands, Inc.(a)	302,395	8,131,402
Bluegreen Vacations Holding Corp.(a)	83,440	2,974,636
Canterbury Park Holding Corp.	18,662	434,451
Cheesecake Factory, Inc.(a)	160,660	5,555,623
Cracker Barrel Old Country Store, Inc.	95,326	8,882,477
Dine Brands Global, Inc.	51,958	3,015,123
Jack in the Box, Inc.	58,567	5,712,039
Krispy Kreme, Inc.	199,670	2,941,139
Nathan’s Famous, Inc.	18,703	1,468,934
Papa John’s International, Inc.(a)	65,303	4,821,320
RCI Hospitality Holdings, Inc.	18,726	1,422,989
Red Rock Resorts, Inc., Class A(a)	126,541	5,919,588
Travel & Leisure Co.	261,044	10,530,515

Total Hotels, Restaurants & Leisure		61,810,236

Household Durables - 2.6%
Bassett Furniture Industries, Inc.	46,097	693,299
Century Communities, Inc.	83,064	6,364,364
Ethan Allen Interiors, Inc.	153,065	4,328,678
Hamilton Beach Brands Holding Co., Class A	45,264	437,250
Hooker Furnishings Corp.	68,891	1,285,506
Installed Building Products, Inc.	45,740	6,410,918
KB Home	145,128	7,504,569
La-Z-Boy, Inc.	147,474	4,223,655
Lifetime Brands, Inc.	100,785	569,435
MDC Holdings, Inc.	325,920	15,243,279

Total Household Durables		47,060,953

Household Products - 1.1%
Energizer Holdings, Inc.	201,907	6,780,037
Oil-Dri Corp. of America	27,710	1,634,613
Spectrum Brands Holdings, Inc.(a)	96,789	7,554,381
WD-40 Co.	24,660	4,652,109

Total Household Products		20,621,140

Industrial REITs - 0.4%
Innovative Industrial Properties, Inc.	56,451	4,121,487
LXP Industrial Trust	278,319	2,713,610
Plymouth Industrial REIT, Inc.	35,279	812,123

Total Industrial REITs		7,647,220

Insurance - 1.6%
American Equity Investment Life Holding Co.	72,664	3,786,521
AMERISAFE, Inc.	23,169	1,235,371
CNO Financial Group, Inc.	240,339	5,688,824
Donegal Group, Inc., Class A(a)	79,480	1,146,897
Employers Holdings, Inc.	28,877	1,080,289
Horace Mann Educators Corp.	64,317	1,907,642
Mercury General Corp.(a)	105,197	3,184,313
National Western Life Group, Inc., Class A	3,127	1,299,456
Safety Insurance Group, Inc.	49,247	3,531,995
Stewart Information Services Corp.	96,037	3,950,962
Tiptree, Inc.	60,064	901,561
United Fire Group, Inc.	28,343	642,252

Total Insurance		28,356,083

Interactive Media & Services - 0.2%
Shutterstock, Inc.	72,624	3,534,610

IT Services - 0.2%
Hackett Group, Inc.	120,050	2,683,118
Information Services Group, Inc.(a)	253,731	1,359,998

Total IT Services		4,043,116

Leisure Products - 0.9%
Acushnet Holdings Corp.	100,304	5,484,623
Escalade, Inc.	73,040	975,084
Johnson Outdoors, Inc., Class A	40,680	2,499,786
Marine Products Corp.	92,250	1,555,335
Smith & Wesson Brands, Inc.	231,685	3,021,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
Sturm Ruger & Co., Inc.	57,652	$3,053,250

Total Leisure Products		16,589,250

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.	33,302	2,718,442
Mesa Laboratories, Inc.	10,116	1,299,906

Total Life Sciences Tools & Services		4,018,348

Machinery - 6.1%
Alamo Group, Inc.	16,026	2,947,342
Albany International Corp., Class A	36,409	3,396,232
Astec Industries, Inc.	53,196	2,417,226
Barnes Group, Inc.	88,547	3,735,798
Columbus McKinnon Corp.	67,825	2,757,086
Douglas Dynamics, Inc.	81,307	2,429,453
Eastern Co.	18,535	335,298
Enerpac Tool Group Corp.	70,637	1,907,199
EnPro Industries, Inc.	32,836	4,384,591
Esab Corp.	49,905	3,320,679
ESCO Technologies, Inc.	21,991	2,278,927
Federal Signal Corp.	68,864	4,409,362
Gorman-Rupp Co.	101,191	2,917,337
Graham Corp.*	52,252	693,907
Greenbrier Cos., Inc.(a)	106,232	4,578,599
Helios Technologies, Inc.	47,592	3,145,355
Hillenbrand, Inc.	146,672	7,521,340
Hurco Cos., Inc.	30,017	649,868
Hyster-Yale Materials Handling, Inc.	65,838	3,676,394
John Bean Technologies Corp.	28,562	3,464,571
Kadant, Inc.	13,751	3,054,097
Kennametal, Inc.(a)	224,692	6,379,006
Lindsay Corp.	17,819	2,126,519
Miller Industries, Inc.	60,472	2,144,942
Mueller Water Products, Inc., Class A	348,632	5,658,297
Omega Flex, Inc.	23,160	2,403,545
Park-Ohio Holdings Corp.	71,164	1,352,116
REV Group, Inc.	168,719	2,237,214
Shyft Group, Inc.	81,667	1,801,574
Standex International Corp.	27,622	3,907,684
Tennant Co.	46,127	3,741,361
Terex Corp.	85,204	5,097,755
Trinity Industries, Inc.	223,166	5,737,598
Wabash National Corp.	121,728	3,121,106

Total Machinery		109,729,378

Marine Transportation - 0.3%
Matson, Inc.	76,183	5,921,705

Media - 0.8%
Entravision Communications Corp., Class A	326,732	1,434,354
Gray Television, Inc.	295,416	2,327,878
John Wiley & Sons, Inc., Class A	124,106	4,223,327
Saga Communications, Inc., Class A	22,293	476,178
Scholastic Corp.	82,393	3,204,264
Sinclair, Inc.(a)	264,776	3,659,204

Total Media		15,325,205

Metals & Mining - 2.8%
Alpha Metallurgical Resources, Inc.	25,729	4,228,818
Carpenter Technology Corp.	97,945	5,497,653
Compass Minerals International, Inc.	63,936	2,173,824
Haynes International, Inc.	52,342	2,660,020
Hecla Mining Co.	541,775	2,790,141
Kaiser Aluminum Corp.(a)	54,955	3,936,976
Materion Corp.	27,273	3,114,577
Olympic Steel, Inc.	48,646	2,383,654
Ramaco Resources, Inc., Class A(a)	236,341	1,994,718
Ramaco Resources, Inc., Class B*	501	5,314
Ryerson Holding Corp.	103,053	4,470,439
Schnitzer Steel Industries, Inc., Class A	88,092	2,641,879
SunCoke Energy, Inc.	462,447	3,639,458
Tredegar Corp.	182,596	1,217,915
Warrior Met Coal, Inc.	74,423	2,898,776
Worthington Industries, Inc.	100,925	7,011,260

Total Metals & Mining		50,665,422

Multi-Utilities - 1.3%
Avista Corp.	235,797	9,259,748
NorthWestern Corp.	190,955	10,838,606
Unitil Corp.	75,655	3,836,465

Total Multi-Utilities		23,934,819

Office REITs - 1.5%
Corporate Office Properties Trust	94,884	2,253,495
Douglas Emmett, Inc.	438,707	5,514,547
Easterly Government Properties, Inc.(a)	77,057	1,117,327
Highwoods Properties, Inc.	275,450	6,586,009
Hudson Pacific Properties, Inc.	224,891	949,040
JBG SMITH Properties	91,684	1,378,927
Orion Office REIT, Inc.	77,573	512,758
Paramount Group, Inc.	183,028	810,814
SL Green Realty Corp.	256,634	7,711,852

Total Office REITs		26,834,769

Oil, Gas & Consumable Fuels - 5.1%
Arch Resources, Inc.	99,944	11,269,685
Berry Corp.	468,383	3,222,475
California Resources Corp.	220,409	9,982,324
CONSOL Energy, Inc.	199,330	13,516,567
Crescent Energy Co., Class A	251,216	2,617,671
Delek U.S. Holdings, Inc.	198,870	4,762,937
Evolution Petroleum Corp.	189,058	1,525,698
Excelerate Energy, Inc., Class A	58,087	1,180,909
HighPeak Energy, Inc.(a)	105,292	1,145,577
Kinetik Holdings, Inc.(a)	229,844	8,076,718
NACCO Industries, Inc., Class A	30,250	1,048,465
Northern Oil & Gas, Inc.(a)	217,239	7,455,642
Permian Resources Corp.(a)	553,260	6,063,730
PHX Minerals, Inc.	181,247	565,491
Riley Exploration Permian, Inc.	120,239	4,294,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
Sitio Royalties Corp., Class A	420,608	$11,049,372
VAALCO Energy, Inc.(a)	575,743	2,164,794
World Kinect Corp.	146,224	3,023,912

Total Oil, Gas & Consumable Fuels		92,966,904

Paper & Forest Products - 0.2%
Sylvamo Corp.	106,377	4,302,950

Personal Care Products - 1.3%
Edgewell Personal Care Co.	87,187	3,601,695
Inter Parfums, Inc.	78,096	10,560,922
Medifast, Inc.	53,083	4,892,129
Nu Skin Enterprises, Inc., Class A	158,244	5,253,701

Total Personal Care Products		24,308,447

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	116,745	1,599,407

Professional Services - 1.8%
Barrett Business Services, Inc.	22,297	1,944,298
BGSF, Inc.	49,204	468,914
CRA International, Inc.	23,269	2,373,438
CSG Systems International, Inc.	89,933	4,743,067
Heidrick & Struggles International, Inc.	83,283	2,204,501
HireQuest, Inc.	22,125	575,914
ICF International, Inc.	19,689	2,449,115
Kelly Services, Inc., Class A	128,866	2,269,330
Kforce, Inc.	73,100	4,580,446
Korn Ferry	82,985	4,111,077
Resources Connection, Inc.	166,366	2,613,610
TTEC Holdings, Inc.	99,043	3,351,615

Total Professional Services		31,685,325

Real Estate Management & Development - 0.6%
eXp World Holdings, Inc.(a)	144,180	2,923,971
Kennedy-Wilson Holdings, Inc.	179,407	2,929,716
Marcus & Millichap, Inc.	35,083	1,105,465
Newmark Group, Inc., Class A	148,817	925,642
St. Joe Co.(a)	52,205	2,523,590

Total Real Estate Management & Development		10,408,384

Residential REITs - 0.3%
BRT Apartments Corp.	42,677	845,004
Centerspace	11,860	727,730
Elme Communities	75,586	1,242,634
NexPoint Residential Trust, Inc.	25,919	1,178,796
UMH Properties, Inc.	85,556	1,367,185

Total Residential REITs		5,361,349

Retail REITs - 1.4%
Alexander’s, Inc.(a)	11,369	2,090,304
CBL & Associates Properties, Inc.(a)	24,405	537,886
Getty Realty Corp.	75,091	2,539,578
InvenTrust Properties Corp.	58,098	1,344,388
Macerich Co.	286,061	3,223,907
NETSTREIT Corp.	52,113	931,259
Retail Opportunity Investments Corp.	107,261	1,449,096
RPT Realty	68,385	714,623
Saul Centers, Inc.	29,662	1,092,451
SITE Centers Corp.	370,526	4,898,354
Tanger Factory Outlet Centers, Inc.	153,551	3,388,871
Urban Edge Properties	79,188	1,221,871
Urstadt Biddle Properties, Inc., Class A	33,526	712,763
Whitestone REIT	85,857	832,813

Total Retail REITs		24,978,164

Semiconductors & Semiconductor Equipment - 0.2%
NVE Corp.	27,194	2,649,783

Software - 1.5%
A10 Networks, Inc.	170,085	2,481,540
Adeia, Inc.	265,637	2,924,663
American Software, Inc., Class A	169,244	1,778,755
Ebix, Inc.(a)	116,997	2,948,324
InterDigital, Inc.	86,527	8,354,182
Pegasystems, Inc.	73,869	3,641,742
Progress Software Corp.(a)	80,303	4,665,604

Total Software		26,794,810

Specialized REITs - 1.9%
EPR Properties	401,722	18,800,590
Farmland Partners, Inc.	33,444	408,351
Four Corners Property Trust, Inc.	187,953	4,774,006
Gladstone Land Corp.(a)	38,913	633,114
Outfront Media, Inc.	387,590	6,092,915
Safehold, Inc.	65,267	1,548,786
Uniti Group, Inc.	443,095	2,047,099

Total Specialized REITs		34,304,861

Specialty Retail - 3.3%
Aaron’s Co., Inc.	167,875	2,373,753
Arko Corp.(a)	263,952	2,098,418
Big 5 Sporting Goods Corp.	149,309	1,367,670
Buckle, Inc.	200,840	6,949,064
Caleres, Inc.(a)	101,919	2,438,922
Camping World Holdings, Inc., Class A	238,193	7,169,609
Cato Corp., Class A	69,776	560,301
Designer Brands, Inc., Class A	228,844	2,311,324
Group 1 Automotive, Inc.	15,227	3,930,089
Guess?, Inc.(a)	233,974	4,550,794
Haverty Furniture Cos., Inc.	76,093	2,299,531
Hibbett, Inc.	41,036	1,489,197
Monro, Inc.	84,881	3,448,715
PetMed Express, Inc.	116,309	1,603,901
Shoe Carnival, Inc.	91,669	2,152,388
Sonic Automotive, Inc., Class A	66,497	3,169,912
Upbound Group, Inc.	278,892	8,681,908
Winmark Corp.	9,560	3,178,413

Total Specialty Retail		59,773,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 0.6%
Immersion Corp.	150,284	$1,064,011
Xerox Holdings Corp.	708,997	10,556,965

Total Technology Hardware, Storage & Peripherals		11,620,976

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc.	122,874	8,920,652
Kontoor Brands, Inc.	196,587	8,276,313
Levi Strauss & Co., Class A	281,199	4,057,701
Movado Group, Inc.	84,925	2,278,538
Oxford Industries, Inc.	45,128	4,441,498
Rocky Brands, Inc.(a)	38,337	805,077
Steven Madden Ltd.	166,470	5,441,904
Superior Group of Cos., Inc.	91,367	853,368
Wolverine World Wide, Inc.	344,878	5,066,258

Total Textiles, Apparel & Luxury Goods		40,141,309

Tobacco - 1.0%
Turning Point Brands, Inc.	85,456	2,051,799
Universal Corp.	121,846	6,084,989
Vector Group Ltd.	819,604	10,499,127

Total Tobacco		18,635,915

Trading Companies & Distributors - 1.8%
Alta Equipment Group, Inc.	158,625	2,748,971
Boise Cascade Co.	54,038	4,882,333
Global Industrial Co.	132,071	3,667,612
H&E Equipment Services, Inc.	108,429	4,960,627
McGrath RentCorp	56,727	5,246,113
Rush Enterprises, Inc., Class A	116,034	7,047,905
Veritiv Corp.	36,709	4,611,018

Total Trading Companies & Distributors		33,164,579

Water Utilities - 0.9%
Artesian Resources Corp., Class A	44,663	2,108,987
California Water Service Group	86,550	4,468,576
Global Water Resources, Inc.	92,459	1,172,380
Middlesex Water Co.	39,835	3,213,091
SJW Group(a)	57,626	4,040,159
York Water Co.	43,888	1,811,258

Total Water Utilities		16,814,451

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.(a)	100,644	1,955,513
Spok Holdings, Inc.	90,650	1,204,738
Telephone & Data Systems, Inc.	580,194	4,774,997

Total Wireless Telecommunication Services		7,935,248

Total United States		1,794,638,366

Puerto Rico - 0.7%

Banks - 0.5%
First Bancorp	546,597	6,679,415
OFG Bancorp	98,171	2,560,300

Total Banks		9,239,715

Financial Services - 0.2%
EVERTEC, Inc.	87,037	3,205,573

Total Puerto Rico		12,445,288

TOTAL COMMON STOCKS (Cost: $1,812,076,746)		1,807,083,654

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $3,385,906)	84,005	3,532,410

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c) (Cost: $15,051,068)	15,051,068	15,051,068

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $1,830,513,720)		1,825,667,132
Other Assets less Liabilities - (0.6)%		(10,577,529)

NET ASSETS - 100.0%		$1,815,089,603

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $139,742,658. The Fund also had securities on loan having a total market value of $128,461 that were sold and pending settlement. The total market value of the collateral held by the Fund was $143,127,419. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $128,076,351.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$546,263	$10,510,114	$7,498,397	$(158,544)	$132,974	$3,532,410	$26,267

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,807,083,654	$—	$—	$1,807,083,654
Exchange-Traded Fund	3,532,410	—	—	3,532,410
Investment of Cash Collateral for Securities Loaned	—	15,051,068	—	15,051,068

Total Investments in Securities	$1,810,616,064	$15,051,068	$—	$1,825,667,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.8%

Aerospace & Defense - 0.8%
AAR Corp.*	13,630	$787,269
Aerovironment, Inc.*	4,573	467,726
AerSale Corp.*	26,467	389,065
Cadre Holdings, Inc.	6,090	132,762
Ducommun, Inc.*	18,339	799,030
Kaman Corp.	5,906	143,693
Kratos Defense & Security Solutions, Inc.*	30,213	433,254
National Presto Industries, Inc.	720	52,704
Park Aerospace Corp.	7,697	106,219
Triumph Group, Inc.*	31,335	387,614
V2X, Inc.*	13,326	660,437

Total Aerospace & Defense		4,359,773

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	45,032	849,754

Automobile Components - 1.9%
American Axle & Manufacturing Holdings, Inc.*	49,245	407,256
Dana, Inc.	32,362	550,154
Gentherm, Inc.*	7,534	425,746
Holley, Inc.*(a)	109,180	446,546
LCI Industries	30,788	3,890,372
Modine Manufacturing Co.*	29,360	969,467
Motorcar Parts of America, Inc.*	8,355	64,668
Patrick Industries, Inc.	39,482	3,158,560
Standard Motor Products, Inc.	13,158	493,688
XPEL, Inc.*	5,389	453,862

Total Automobile Components		10,860,319

Automobiles - 0.6%
Winnebago Industries, Inc.	50,291	3,353,907

Banks - 10.2%
1st Source Corp.	14,443	605,595
ACNB Corp.	5,240	173,811
Amalgamated Financial Corp.	15,590	250,843
Amerant Bancorp, Inc.	17,406	299,209
American National Bankshares, Inc.	6,819	197,615
Arrow Financial Corp.	10,160	204,622
Axos Financial, Inc.*	41,250	1,626,900
Banc of California, Inc.	42,830	495,971
Bancorp, Inc.*	24,315	793,885
Bank First Corp.(a)	2,607	216,902
Bank of Marin Bancorp	9,132	161,362
Bankwell Financial Group, Inc.	8,799	214,520
Banner Corp.	18,765	819,468
Baycom Corp.(a)	9,570	159,628
BCB Bancorp, Inc.(a)	16,081	188,791
Berkshire Hills Bancorp, Inc.	18,397	381,370
Bridgewater Bancshares, Inc.*	11,065	108,990
Brookline Bancorp, Inc.	64,185	560,977
Business First Bancshares, Inc.(a)	16,208	244,255
Byline Bancorp, Inc.	28,694	519,074
Cambridge Bancorp(a)	4,097	222,508
Camden National Corp.	11,479	355,505
Capital Bancorp, Inc.	9,848	178,249
Capital City Bank Group, Inc.	4,567	139,933
Capitol Federal Financial, Inc.	80,514	496,771
Capstar Financial Holdings, Inc.	18,682	229,228
Carter Bankshares, Inc.*(a)	10,163	150,311
Central Pacific Financial Corp.	28,629	449,762
Citizens & Northern Corp.(a)	7,589	146,468
City Holding Co.	6,469	582,145
Civista Bancshares, Inc.	12,203	212,332
CNB Financial Corp.	18,070	318,935
Coastal Financial Corp.*	3,551	133,695
Colony Bankcorp, Inc.	19,291	181,721
Columbia Financial, Inc.*(a)	26,117	451,563
Community Trust Bancorp, Inc.	9,904	352,285
ConnectOne Bancorp, Inc.	25,864	429,084
CrossFirst Bankshares, Inc.*	35,690	356,900
Customers Bancorp, Inc.*	62,205	1,882,323
Dime Community Bancshares, Inc.	21,926	386,555
Eagle Bancorp, Inc.	13,740	290,738
Enterprise Bancorp, Inc.	8,656	250,505
Enterprise Financial Services Corp.	22,399	875,801
Equity Bancshares, Inc., Class A	8,579	195,430
Esquire Financial Holdings, Inc.	3,415	156,202
Farmers & Merchants Bancorp, Inc.	8,026	180,665
Farmers National Banc Corp.	20,822	257,568
FB Financial Corp.	18,978	532,333
Financial Institutions, Inc.	21,621	340,315
First Bancorp	14,923	443,959
First Bancorp, Inc.	9,459	230,232
First Bancshares, Inc.	13,851	357,910
First Busey Corp.	33,873	680,847
First Business Financial Services, Inc.	4,931	145,415
First Commonwealth Financial Corp.	61,688	780,353
First Community Bankshares, Inc.	9,779	290,730
First Financial Bancorp	62,587	1,279,278
First Financial Corp.	8,294	269,306
First Foundation, Inc.	60,848	241,567
First Internet Bancorp	12,480	185,328
First Mid Bancshares, Inc.	17,882	431,671
First of Long Island Corp.	19,785	237,816
First Western Financial, Inc.*(a)	3,896	72,466
Five Star Bancorp	10,735	240,142
Flushing Financial Corp.	30,115	370,113
FS Bancorp, Inc.	6,776	203,754
FVCBankcorp, Inc.*(a)	11,067	119,192
German American Bancorp, Inc.	12,842	349,046
Great Southern Bancorp, Inc.	7,253	367,945
Greene County Bancorp, Inc.	3,624	107,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Guaranty Bancshares, Inc.	8,496	$230,072
Hanmi Financial Corp.	24,521	366,099
HarborOne Bancorp, Inc.	20,866	181,117
Heartland Financial USA, Inc.	23,170	645,748
Heritage Commerce Corp.	22,038	182,475
Heritage Financial Corp.	22,966	371,360
Hilltop Holdings, Inc.	30,744	967,206
Hingham Institution for Savings(a)	1,089	232,153
Home Bancorp, Inc.	5,941	197,301
HomeStreet, Inc.	25,076	148,450
HomeTrust Bancshares, Inc.	11,120	232,297
Hope Bancorp, Inc.	112,064	943,579
Horizon Bancorp, Inc.	41,916	436,346
Independent Bank Corp.	14,550	246,768
John Marshall Bancorp, Inc.(a)	5,305	106,577
Kearny Financial Corp.	48,365	340,973
Lakeland Bancorp, Inc.	31,857	426,565
Lakeland Financial Corp.	8,979	435,661
Live Oak Bancshares, Inc.	20,247	532,699
Luther Burbank Corp.	59,046	526,690
Macatawa Bank Corp.	10,827	100,475
Mercantile Bank Corp.	10,766	297,357
Metrocity Bankshares, Inc.(a)	21,410	383,025
Metropolitan Bank Holding Corp.*(a)	10,274	356,816
Mid Penn Bancorp, Inc.(a)	6,556	144,756
Midland States Bancorp, Inc.	22,389	445,765
MidWestOne Financial Group, Inc.	12,246	261,697
MVB Financial Corp.	11,444	241,240
National Bank Holdings Corp., Class A	14,179	411,758
NBT Bancorp, Inc.	23,507	748,698
Nicolet Bankshares, Inc.(a)	6,962	472,789
Northeast Bank	8,618	359,112
Northfield Bancorp, Inc.	28,622	314,270
Northrim Bancorp, Inc.	5,016	197,279
Northwest Bancshares, Inc.	57,015	604,359
OceanFirst Financial Corp.	34,556	539,765
Old Second Bancorp, Inc.	9,739	127,191
Origin Bancorp, Inc.	14,862	435,457
Orrstown Financial Services, Inc.	7,307	139,929
Parke Bancorp, Inc.	14,859	252,454
Pathward Financial, Inc.	23,667	1,097,202
PCB Bancorp(a)	15,765	231,903
Peapack-Gladstone Financial Corp.	8,984	243,287
Peoples Bancorp, Inc.	25,702	682,388
Peoples Financial Services Corp.	3,884	170,080
Preferred Bank	9,263	509,372
Premier Financial Corp.	19,423	311,156
Primis Financial Corp.	8,640	72,749
Provident Bancorp, Inc.	26,783	221,763
Provident Financial Services, Inc.	49,720	812,425
QCR Holdings, Inc.	14,074	577,456
RBB Bancorp	21,133	252,328
Renasant Corp.	26,965	704,595
Republic Bancorp, Inc., Class A	14,458	614,465
Republic First Bancorp, Inc.*	88,495	79,645
S&T Bancorp, Inc.	21,312	579,473
Sandy Spring Bancorp, Inc.	32,514	737,418
Seacoast Banking Corp. of Florida	28,980	640,458
Shore Bancshares, Inc.(a)	7,299	84,376
Sierra Bancorp	18,140	307,836
SmartFinancial, Inc.	6,099	131,189
South Plains Financial, Inc.	10,557	237,638
Southern First Bancshares, Inc.*	5,705	141,199
Southern Missouri Bancorp, Inc.(a)	5,277	202,901
Southside Bancshares, Inc.	21,823	570,890
Stellar Bancorp, Inc.	13,242	303,109
Stock Yards Bancorp, Inc.	9,100	412,867
Summit Financial Group, Inc.	11,740	242,548
Third Coast Bancshares, Inc.*	6,623	105,107
Towne Bank	41,803	971,502
TriCo Bancshares	14,624	485,517
Triumph Financial, Inc.*	10,358	628,938
TrustCo Bank Corp.	10,736	307,157
Trustmark Corp.	28,775	607,728
Unity Bancorp, Inc.	7,900	186,361
Univest Financial Corp.	13,659	246,955
Veritex Holdings, Inc.	32,332	579,713
Washington Federal, Inc.	40,776	1,081,380
Washington Trust Bancorp, Inc.	11,498	308,261
WesBanco, Inc.	35,218	901,933
West Bancorp, Inc.	17,866	328,913
Westamerica BanCorp	10,873	416,436

Total Banks		59,277,628

Beverages - 0.1%
Duckhorn Portfolio, Inc.*	30,730	398,568
Vita Coco Co., Inc.*	11,406	306,479

Total Beverages		705,047

Biotechnology - 1.6%
ACADIA Pharmaceuticals, Inc.*	32,793	785,392
Arcus Biosciences, Inc.*	15,980	324,554
Avid Bioservices, Inc.*	13,962	195,049
Catalyst Pharmaceuticals, Inc.*	25,599	344,051
Chimerix, Inc.*	158,609	191,917
Dynavax Technologies Corp.*	150,648	1,946,372
Eagle Pharmaceuticals, Inc.*	19,294	375,075
Emergent BioSolutions, Inc.*	82,449	606,000
Humacyte, Inc.*	84,001	240,243
Intercept Pharmaceuticals, Inc.*(a)	75,889	839,332
Ironwood Pharmaceuticals, Inc.*	96,472	1,026,462
iTeos Therapeutics, Inc.*	63,937	846,526
Organogenesis Holdings, Inc.*(a)	202,811	673,333
Puma Biotechnology, Inc.*	26,179	92,412
REGENXBIO, Inc.*	21,773	435,242
Selecta Biosciences, Inc.*(a)	241,213	270,159
Vanda Pharmaceuticals, Inc.*	2,792	18,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Xencor, Inc.*	12,429	$310,352

Total Biotechnology		9,520,870

Building Products - 2.7%
American Woodmark Corp.*	13,118	1,001,822
Apogee Enterprises, Inc.	11,888	564,323
AZZ, Inc.	17,373	755,030
CSW Industrials, Inc.	4,447	739,047
Gibraltar Industries, Inc.*	14,578	917,248
Griffon Corp.	38,822	1,564,527
Hayward Holdings, Inc.*(a)	187,385	2,407,897
Insteel Industries, Inc.	27,223	847,180
Janus International Group, Inc.*	52,773	562,560
JELD-WEN Holding, Inc.*	114,822	2,013,978
PGT Innovations, Inc.*	41,283	1,203,399
Quanex Building Products Corp.	23,542	632,103
Resideo Technologies, Inc.*	124,067	2,191,023

Total Building Products		15,400,137

Capital Markets - 4.5%
Artisan Partners Asset Management, Inc., Class A(a)	39,334	1,546,220
AssetMark Financial Holdings, Inc.*	31,779	942,565
Avantax, Inc.*	25,285	565,878
Bakkt Holdings, Inc.*(a)	157,625	193,879
BGC Partners, Inc., Class A	512,672	2,271,137
Bridge Investment Group Holdings, Inc., Class A	18,912	214,651
Brightsphere Investment Group, Inc.	22,046	461,864
Diamond Hill Investment Group, Inc.	1,673	286,585
Donnelley Financial Solutions, Inc.*	20,051	912,922
Focus Financial Partners, Inc., Class A*	50,697	2,662,099
GCM Grosvenor, Inc., Class A	79,539	599,724
Greenhill & Co., Inc.	10,895	159,612
Open Lending Corp., Class A*	102,348	1,075,677
Oppenheimer Holdings, Inc., Class A	13,508	542,751
P10, Inc., Class A	55,100	622,630
Perella Weinberg Partners(a)	50,445	420,207
Piper Sandler Cos.	12,124	1,567,148
PJT Partners, Inc., Class A	11,219	781,291
Silvercrest Asset Management Group, Inc., Class A	6,740	136,485
StepStone Group, Inc., Class A	21,591	535,673
StoneX Group, Inc.*	12,219	1,015,155
TPG, Inc.	82,947	2,427,029
Victory Capital Holdings, Inc., Class A	75,268	2,373,953
Virtu Financial, Inc., Class A	115,509	1,974,049
Virtus Investment Partners, Inc.	8,218	1,622,808

Total Capital Markets		25,911,992

Chemicals - 1.5%
AdvanSix, Inc.	27,240	952,855
Alto Ingredients, Inc.*	65,933	190,546
American Vanguard Corp.	11,000	196,570
Ecovyst, Inc.*	61,246	701,879
FutureFuel Corp.	24,574	217,480
Hawkins, Inc.	10,933	521,395
Intrepid Potash, Inc.*(a)	15,118	343,027
Koppers Holdings, Inc.	23,234	792,279
Kronos Worldwide, Inc.	114,509	999,664
LSB Industries, Inc.*	87,537	862,240
Mativ Holdings, Inc.	23,735	358,873
Minerals Technologies, Inc.	17,882	1,031,613
Stepan Co.	7,587	725,014
Valhi, Inc.	39,479	507,305

Total Chemicals		8,400,740

Commercial Services & Supplies - 1.9%
ACCO Brands Corp.	151,657	790,133
ARC Document Solutions, Inc.	24,015	77,809
Aris Water Solutions, Inc., Class A(a)	10,191	105,171
Brady Corp., Class A	22,650	1,077,461
BrightView Holdings, Inc.*	106,596	765,359
CECO Environmental Corp.*	22,141	295,804
CoreCivic, Inc.*	43,862	412,741
Deluxe Corp.	66,500	1,162,420
Ennis, Inc.	15,511	316,114
Enviri Corp.*	5,063	49,972
GEO Group, Inc.*(a)	94,800	678,768
Healthcare Services Group, Inc.	14,148	211,230
Heritage-Crystal Clean, Inc.*	14,929	564,167
HNI Corp.	15,191	428,082
Interface, Inc.	56,805	499,316
Liquidity Services, Inc.*	14,024	231,396
Matthews International Corp., Class A	16,326	695,814
MillerKnoll, Inc.	47,729	705,435
OPENLANE, Inc.*	20,342	309,605
Pitney Bowes, Inc.	30,901	109,390
Quad/Graphics, Inc.*(a)	41,128	154,641
SP Plus Corp.*	11,283	441,278
Steelcase, Inc., Class A	34,420	265,378
VSE Corp.	6,890	376,814

Total Commercial Services & Supplies		10,724,298

Communications Equipment - 0.8%
ADTRAN Holdings, Inc.(a)	15,635	164,636
Aviat Networks, Inc.*	8,663	289,084
Clearfield, Inc.*(a)	3,971	188,027
CommScope Holding Co., Inc.*	237,307	1,336,038
Digi International, Inc.*	11,146	439,041
DZS, Inc.*(a)	5,033	19,981
Harmonic, Inc.*(a)	27,760	448,879
Lantronix, Inc.*(a)	9,927	41,793
NETGEAR, Inc.*	5,132	72,669
Ribbon Communications, Inc.*(a)	10,940	30,523
Viavi Solutions, Inc.*	128,532	1,456,268

Total Communications Equipment		4,486,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Construction & Engineering - 0.9%
Ameresco, Inc., Class A*(a)	10,203	$496,172
Argan, Inc.	7,597	299,398
Concrete Pumping Holdings, Inc.*	24,677	198,156
Construction Partners, Inc., Class A*	11,678	366,572
Granite Construction, Inc.	12,879	512,327
IES Holdings, Inc.*	3,730	212,162
MYR Group, Inc.*	5,789	800,850
Northwest Pipe Co.*(a)	7,112	215,067
Primoris Services Corp.	32,550	991,799
Sterling Infrastructure, Inc.*	20,624	1,150,819

Total Construction & Engineering		5,243,322

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	2,445	510,736

Consumer Finance - 3.2%
Atlanticus Holdings Corp.*	26,360	1,107,384
Bread Financial Holdings, Inc.	91,858	2,883,423
Consumer Portfolio Services, Inc.*	38,921	454,208
Encore Capital Group, Inc.*	41,493	2,017,390
Enova International, Inc.*	40,235	2,137,283
EZCORP, Inc., Class A*	36,528	306,105
Green Dot Corp., Class A*	48,637	911,457
LendingClub Corp.*	189,298	1,845,655
Navient Corp.	187,019	3,474,813
Oportun Financial Corp.*	63,130	376,886
PRA Group, Inc.*	22,512	514,399
PROG Holdings, Inc.*	45,812	1,471,481
Regional Management Corp.	18,551	565,806
Sunlight Financial Holdings, Inc.*	44,417	12,881
World Acceptance Corp.*	3,666	491,281

Total Consumer Finance		18,570,452

Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	24,538	1,132,429
Chefs’ Warehouse, Inc.*	8,874	317,334
Ingles Markets, Inc., Class A	18,283	1,511,090
Natural Grocers by Vitamin Cottage, Inc., Class C	10,069	123,446
PriceSmart, Inc.	9,382	694,831
SpartanNash Co.	20,697	465,889
Village Super Market, Inc., Class A	6,017	137,308
Weis Markets, Inc.	9,601	616,480

Total Consumer Staples Distribution & Retail		4,998,807

Containers & Packaging - 0.9%
Myers Industries, Inc.	15,623	303,555
O-I Glass, Inc.*	144,993	3,092,701
Pactiv Evergreen, Inc.	170,020	1,287,051
TriMas Corp.	21,341	586,664

Total Containers & Packaging		5,269,971

Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc.*	29,843	1,024,809
Carriage Services, Inc.	13,723	445,586
Coursera, Inc.*	33,038	430,155
Duolingo, Inc.*	6,564	938,258
European Wax Center, Inc., Class A*(a)	12,290	228,963
Frontdoor, Inc.*	28,342	904,110
Graham Holdings Co., Class B	2,188	1,250,398
Laureate Education, Inc.	28,645	346,318
Lincoln Educational Services Corp.*	19,534	131,659
Perdoceo Education Corp.*	50,680	621,843
Rover Group, Inc.*	41,648	204,492
Strategic Education, Inc.	7,850	532,544
Stride, Inc.*	17,380	647,057
Universal Technical Institute, Inc.*(a)	17,633	121,844
WW International, Inc.*	119,579	803,571

Total Diversified Consumer Services		8,631,607

Diversified REITs - 0.4%
Alexander & Baldwin, Inc.	8,967	166,607
Alpine Income Property Trust, Inc.	9,079	147,534
American Assets Trust, Inc.	12,216	234,547
Armada Hoffler Properties, Inc.	45,161	527,480
CTO Realty Growth, Inc.	5,018	86,008
Empire State Realty Trust, Inc., Class A(a)	41,028	307,300
NexPoint Diversified Real Estate Trust	70,404	881,458
One Liberty Properties, Inc.	11,093	225,410

Total Diversified REITs		2,576,344

Diversified Telecommunication Services - 0.1%
Bandwidth, Inc., Class A*	2,353	32,189
Consolidated Communications Holdings, Inc.*	26,340	100,882
EchoStar Corp., Class A*	21,127	366,342
IDT Corp., Class B*	13,116	339,049
Ooma, Inc.*	1,396	20,898

Total Diversified Telecommunication Services		859,360

Electric Utilities - 0.4%
Genie Energy Ltd., Class B	3,747	52,983
Otter Tail Corp.(a)	31,819	2,512,428
Via Renewables, Inc.	714	4,969

Total Electric Utilities		2,570,380

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	5,111	204,133
GrafTech International Ltd.	471,037	2,374,026
LSI Industries, Inc.	15,857	199,164
Powell Industries, Inc.	3,734	226,243
Preformed Line Products Co.	4,927	769,105
Thermon Group Holdings, Inc.*	14,133	375,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Vicor Corp.*(a)	7,139	$385,506

Total Electrical Equipment		4,534,115

Electronic Equipment, Instruments & Components - 1.7%
Arlo Technologies, Inc.*	33,393	364,318
Bel Fuse, Inc., Class B	12,028	690,527
Benchmark Electronics, Inc.	16,676	430,741
CTS Corp.	12,826	546,772
ePlus, Inc.*	14,190	798,897
FARO Technologies, Inc.*	6,835	110,727
Itron, Inc.*	8,985	647,818
Kimball Electronics, Inc.*	16,177	446,971
Knowles Corp.*	41,948	757,581
Luna Innovations, Inc.*	2,482	22,636
Methode Electronics, Inc.	17,206	576,745
Napco Security Technologies, Inc.(a)	9,906	343,243
OSI Systems, Inc.*	6,118	720,884
PC Connection, Inc.	11,816	532,902
Richardson Electronics Ltd.	4,870	80,355
Rogers Corp.*	5,957	964,617
ScanSource, Inc.*	20,808	615,084
TTM Technologies, Inc.*	73,743	1,025,028
Vishay Precision Group, Inc.*	8,365	310,760

Total Electronic Equipment, Instruments & Components		9,986,606

Energy Equipment & Services - 0.9%
Archrock, Inc.	38,848	398,192
Bristow Group, Inc.*	8,799	252,795
DMC Global, Inc.*	8,777	155,879
Natural Gas Services Group, Inc.*	8,008	79,279
Newpark Resources, Inc.*	25,557	133,663
NexTier Oilfield Solutions, Inc.*(a)	176,755	1,580,190
Oceaneering International, Inc.*	20,858	390,045
ProFrac Holding Corp., Class A*(a)	75,186	839,076
RPC, Inc.	102,300	731,445
Select Water Solutions, Inc., Class A	35,400	286,740
Solaris Oilfield Infrastructure, Inc., Class A	14,461	120,460
TETRA Technologies, Inc.*	42,068	142,190
U.S. Silica Holdings, Inc.*	22,508	273,022

Total Energy Equipment & Services		5,382,976

Entertainment - 0.1%
Marcus Corp.(a)	13,893	206,033
Reservoir Media, Inc.*	26,132	157,315
Sciplay Corp., Class A*	13,266	261,075
Vivid Seats, Inc., Class A*	23,070	182,714

Total Entertainment		807,137

Financial Services - 1.9%
A-Mark Precious Metals, Inc.	34,233	1,281,512
Alerus Financial Corp.	15,176	272,864
Cass Information Systems, Inc.	5,534	214,609
Federal Agricultural Mortgage Corp., Class C	6,323	908,868
I3 Verticals, Inc., Class A*	10,459	239,093
International Money Express, Inc.*	22,186	544,223
Merchants Bancorp	46,373	1,186,221
NMI Holdings, Inc., Class A*	89,665	2,315,150
Ocwen Financial Corp.*	13,508	404,835
Paymentus Holdings, Inc., Class A*	12,384	130,775
Payoneer Global, Inc.*	71,160	342,280
Repay Holdings Corp.*	74,153	580,618
Rocket Cos., Inc., Class A*(a)	85,439	765,533
Shift4 Payments, Inc., Class A*	9,892	671,766
UWM Holdings Corp.	161,311	903,342
Waterstone Financial, Inc.	10,417	150,942

Total Financial Services		10,912,631

Food Products - 0.8%
B&G Foods, Inc.	39,513	550,021
Cal-Maine Foods, Inc.	28,723	1,292,535
Calavo Growers, Inc.	5,271	152,965
Hain Celestial Group, Inc.*	34,912	436,749
John B. Sanfilippo & Son, Inc.	5,793	679,345
Mission Produce, Inc.*(a)	10,918	132,326
Seneca Foods Corp., Class A*	7,150	233,662
Sovos Brands, Inc.*	26,537	519,064
Tootsie Roll Industries, Inc.	14,237	504,132
Utz Brands, Inc.(a)	18,712	306,128
Whole Earth Brands, Inc.*	27,027	108,649

Total Food Products		4,915,576

Gas Utilities - 0.2%
Chesapeake Utilities Corp.	4,994	594,286
Northwest Natural Holding Co.	8,106	348,963

Total Gas Utilities		943,249

Ground Transportation - 1.8%
ArcBest Corp.	28,648	2,830,422
Covenant Logistics Group, Inc.	17,113	750,063
Daseke, Inc.*	58,385	416,285
Heartland Express, Inc.	30,459	499,832
Marten Transport Ltd.	33,598	722,357
PAM Transportation Services, Inc.*	26,880	719,578
Schneider National, Inc., Class B	120,635	3,464,637
Universal Logistics Holdings, Inc.	29,261	843,009
Yellow Corp.*(a)	106,388	73,270

Total Ground Transportation		10,319,453

Health Care Equipment & Supplies - 1.6%
Atrion Corp.	385	217,795
Avanos Medical, Inc.*	18,157	464,093
Bioventus, Inc., Class A*	73,817	213,331
CONMED Corp.	8,711	1,183,738
Embecta Corp.	64,132	1,385,251
Glaukos Corp.*	8,201	583,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Integer Holdings Corp.*	10,108	$895,670
iRadimed Corp.	4,747	226,622
LeMaitre Vascular, Inc.	4,840	325,635
NuVasive, Inc.*	18,727	778,856
Omnicell, Inc.*	22,744	1,675,550
Orthofix Medical, Inc.*	1,159	20,932
Semler Scientific, Inc.*	4,329	113,593
Sensus Healthcare, Inc.*(a)	23,025	72,529
UFP Technologies, Inc.*	2,878	557,900
Utah Medical Products, Inc.	1,881	175,309
Varex Imaging Corp.*	21,795	513,708
Zynex, Inc.*(a)	11,942	114,524

Total Health Care Equipment & Supplies		9,519,029

Health Care Providers & Services - 1.7%
Addus HomeCare Corp.*	4,155	385,168
Agiliti, Inc.*(a)	42,196	696,234
Apollo Medical Holdings, Inc.*	15,970	504,652
Cross Country Healthcare, Inc.*	37,262	1,046,317
DocGo, Inc.*(a)	32,429	303,860
Enhabit, Inc.*	37,970	436,655
Fulgent Genetics, Inc.*(a)	51,810	1,918,524
Joint Corp.*	581	7,844
ModivCare, Inc.*	8,876	401,284
National Research Corp.	5,076	220,857
Owens & Minor, Inc.*	69,091	1,315,493
Pediatrix Medical Group, Inc.*	62,971	894,818
Pennant Group, Inc.*	11,425	140,299
PetIQ, Inc.*	24,431	370,618
RadNet, Inc.*	10,926	356,406
Surgery Partners, Inc.*(a)	17,882	804,511
U.S. Physical Therapy, Inc.	2,211	268,393

Total Health Care Providers & Services		10,071,933

Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	7,506	247,848
LTC Properties, Inc.	14,615	482,587
National Health Investors, Inc.	9,862	516,966
Universal Health Realty Income Trust	13,803	656,747

Total Health Care REITs		1,904,148

Health Care Technology - 0.7%
Computer Programs & Systems, Inc.*	9,415	232,456
Definitive Healthcare Corp.*(a)	22,169	243,859
GoodRx Holdings, Inc., Class A*	124,763	688,692
HealthStream, Inc.	8,677	213,107
Multiplan Corp.*(a)	618,687	1,305,430
NextGen Healthcare, Inc.*	20,636	334,716
OptimizeRx Corp.*	5,472	78,195
Simulations Plus, Inc.	4,682	202,871
Veradigm, Inc.*	55,959	705,083

Total Health Care Technology		4,004,409

Hotel & Resort REITs - 0.3%
DiamondRock Hospitality Co.	53,099	425,323
Hersha Hospitality Trust, Class A	52,498	319,713
Sunstone Hotel Investors, Inc.	116,674	1,180,741

Total Hotel & Resort REITs		1,925,777

Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc.*	64,568	681,838
Bloomin’ Brands, Inc.	73,489	1,976,119
Bluegreen Vacations Holding Corp.(a)	21,664	772,322
Bowlero Corp.*	20,145	234,488
Brinker International, Inc.*	20,199	739,283
Century Casinos, Inc.*(a)	28,677	203,607
Cheesecake Factory, Inc.	14,896	515,104
Chuy’s Holdings, Inc.*	8,624	352,032
Cracker Barrel Old Country Store, Inc.	7,486	697,545
Dave & Buster’s Entertainment, Inc.*	22,692	1,011,156
Denny’s Corp.*	25,801	317,868
Dine Brands Global, Inc.	6,166	357,813
Dutch Bros, Inc., Class A*(a)	9,552	271,754
El Pollo Loco Holdings, Inc.	10,421	91,392
Everi Holdings, Inc.*	76,018	1,099,220
First Watch Restaurant Group, Inc.*	14,277	241,281
Golden Entertainment, Inc.*	14,997	626,875
Jack in the Box, Inc.	11,675	1,138,663
Monarch Casino & Resort, Inc.	6,835	481,526
ONE Group Hospitality, Inc.*(a)	29,630	216,892
RCI Hospitality Holdings, Inc.	4,160	316,118
Sabre Corp.*(a)	66,732	212,875
Six Flags Entertainment Corp.*	30,248	785,843
Target Hospitality Corp.*(a)	20,454	274,493

Total Hotels, Restaurants & Leisure		13,616,107

Household Durables - 7.3%
Bassett Furniture Industries, Inc.	16,972	255,259
Beazer Homes USA, Inc.*	56,517	1,598,866
Cavco Industries, Inc.*	6,816	2,010,720
Century Communities, Inc.	54,781	4,197,320
Cricut, Inc., Class A	45,363	553,429
Dream Finders Homes, Inc., Class A*(a)	62,182	1,529,055
Ethan Allen Interiors, Inc.	26,597	752,163
GoPro, Inc., Class A*	166,412	688,946
Green Brick Partners, Inc.*	75,805	4,305,724
Hooker Furnishings Corp.	2,044	38,141
Hovnanian Enterprises, Inc., Class A*	9,997	991,802
Installed Building Products, Inc.	17,212	2,412,434
La-Z-Boy, Inc.	44,558	1,276,141
Landsea Homes Corp.*	79,754	744,902
Legacy Housing Corp.*	20,525	475,975
LGI Homes, Inc.*	25,169	3,395,046
Lovesac Co.*(a)	15,260	411,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
M/I Homes, Inc.*	49,522	$4,317,823
MDC Holdings, Inc.	129,482	6,055,873
Sonos, Inc.*	27,157	443,474
Tri Pointe Homes, Inc.*	179,239	5,889,794
Tupperware Brands Corp.*	4,610	3,688
Universal Electronics, Inc.*	2,188	21,049

Total Household Durables		42,368,881

Household Products - 0.6%
Central Garden & Pet Co., Class A*	24,390	889,260
Energizer Holdings, Inc.	36,857	1,237,658
Spectrum Brands Holdings, Inc.	8,104	632,517
WD-40 Co.	3,065	578,212

Total Household Products		3,337,647

Independent Power & Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc.*(a)	30,489	226,838

Insurance - 2.0%
Ambac Financial Group, Inc.*	78,608	1,119,378
AMERISAFE, Inc.	5,140	274,065
BRP Group, Inc., Class A*	12,994	321,991
Donegal Group, Inc., Class A(a)	12,175	175,685
Employers Holdings, Inc.	11,227	420,002
Genworth Financial, Inc., Class A*	800,139	4,000,695
Goosehead Insurance, Inc., Class A*(a)	5,350	336,462
Hagerty, Inc., Class A*	17,792	166,533
Horace Mann Educators Corp.	12,348	366,242
Investors Title Co.	902	131,692
National Western Life Group, Inc., Class A	3,458	1,437,007
Palomar Holdings, Inc.*	7,030	408,021
ProAssurance Corp.	20,770	313,419
Safety Insurance Group, Inc.	6,310	452,553
Stewart Information Services Corp.	36,330	1,494,616
United Fire Group, Inc.	14,791	335,164

Total Insurance		11,753,525

Interactive Media & Services - 0.9%
Cargurus, Inc.*	82,844	1,874,760
Cars.com, Inc.*	63,831	1,265,130
DHI Group, Inc.*	9,143	35,018
QuinStreet, Inc.*	7,675	67,770
Shutterstock, Inc.	17,560	854,645
System1, Inc.*	22,158	99,711
Yelp, Inc.*	11,705	426,179
ZipRecruiter, Inc., Class A*(a)	27,246	483,889

Total Interactive Media & Services		5,107,102

IT Services - 0.6%
Brightcove, Inc.*	3,232	12,960
Grid Dynamics Holdings, Inc.*	21,794	201,595
Hackett Group, Inc.	16,749	374,340
Information Services Group, Inc.	32,876	176,215
Perficient, Inc.*	13,544	1,128,622
Rackspace Technology, Inc.*	252,273	686,183
Squarespace, Inc., Class A*	18,447	581,818
Unisys Corp.*	42,140	167,717

Total IT Services		3,329,450

Leisure Products - 1.4%
American Outdoor Brands, Inc.*	2,319	20,129
AMMO, Inc.*(a)	111,995	238,549
Funko, Inc., Class A*(a)	38,210	413,432
JAKKS Pacific, Inc.*	16,517	329,844
Johnson Outdoors, Inc., Class A	5,220	320,769
Malibu Boats, Inc., Class A*	20,195	1,184,639
MasterCraft Boat Holdings, Inc.*	26,422	809,834
Smith & Wesson Brands, Inc.	58,588	763,988
Solo Brands, Inc., Class A*	120,254	680,638
Sturm Ruger & Co., Inc.	12,103	640,975
Vista Outdoor, Inc.*	102,565	2,837,974

Total Leisure Products		8,240,771

Life Sciences Tools & Services - 1.1%
Cytek Biosciences, Inc.*(a)	29,025	247,873
Maravai LifeSciences Holdings, Inc., Class A*	181,367	2,254,392
Mesa Laboratories, Inc.	1,731	222,434
Sotera Health Co.*(a)	189,233	3,565,150

Total Life Sciences Tools & Services		6,289,849

Machinery - 2.7%
Alamo Group, Inc.	4,118	757,341
Astec Industries, Inc.	1,842	83,700
Barnes Group, Inc.	12,267	517,545
CIRCOR International, Inc.*	8,309	469,043
Columbus McKinnon Corp.	19,316	785,195
Commercial Vehicle Group, Inc.*	20,387	226,296
Douglas Dynamics, Inc.	7,332	219,080
Energy Recovery, Inc.*	12,849	359,130
Enerpac Tool Group Corp.	14,057	379,539
EnPro Industries, Inc.	8,021	1,071,044
ESCO Technologies, Inc.	5,568	577,012
Gorman-Rupp Co.	4,423	127,515
Greenbrier Cos., Inc.	10,042	432,810
Helios Technologies, Inc.	18,337	1,211,892
Hillman Solutions Corp.*	69,654	627,583
Kadant, Inc.	3,250	721,825
Kennametal, Inc.	40,254	1,142,811
Lindsay Corp.	3,066	365,896
Manitowoc Co., Inc.*	33,286	626,775
Miller Industries, Inc.	5,815	206,258
Mueller Water Products, Inc., Class A	42,953	697,127
Omega Flex, Inc.	2,447	253,950
Proto Labs, Inc.*	13,138	459,305
REV Group, Inc.	17,810	236,161
Shyft Group, Inc.	11,704	258,190
Standex International Corp.	5,752	813,735
Tennant Co.	5,532	448,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Titan International, Inc.*	61,413	$705,021
Trinity Industries, Inc.	16,025	412,003
Wabash National Corp.	18,237	467,597

Total Machinery		15,660,080

Marine Transportation - 0.9%
Matson, Inc.	68,727	5,342,150

Media - 2.0%
Advantage Solutions, Inc.*(a)	578,731	1,354,231
Altice USA, Inc., Class A*	553,875	1,672,702
AMC Networks, Inc., Class A*	59,060	705,767
Cumulus Media, Inc., Class A*	34,087	139,757
Daily Journal Corp.*	287	83,023
Entravision Communications Corp., Class A	47,985	210,654
EW Scripps Co., Class A*	48,080	439,932
Gannett Co., Inc.*	242,005	544,511
Gray Television, Inc.	140,804	1,109,536
John Wiley & Sons, Inc., Class A	30,495	1,037,745
Magnite, Inc.*(a)	50,873	694,416
PubMatic, Inc., Class A*(a)	22,160	405,085
Scholastic Corp.	11,302	439,535
Sinclair, Inc.	92,845	1,283,118
TechTarget, Inc.*	13,028	405,562
Thryv Holdings, Inc.*	38,388	944,345
WideOpenWest, Inc.*(a)	23,555	198,804

Total Media		11,668,723

Metals & Mining - 2.4%
Arconic Corp.*	21,593	638,721
Century Aluminum Co.*	58,921	513,791
Compass Minerals International, Inc.	8,620	293,080
Haynes International, Inc.	5,311	269,905
Kaiser Aluminum Corp.	3,620	259,337
Materion Corp.	7,615	869,633
Olympic Steel, Inc.	18,047	884,303
Ramaco Resources, Inc., Class A(a)	68,824	580,874
Ramaco Resources, Inc., Class B*	13,765	146,044
Ryerson Holding Corp.	63,534	2,756,105
Schnitzer Steel Industries, Inc., Class A	34,872	1,045,811
SunCoke Energy, Inc.	80,409	632,819
TimkenSteel Corp.*	55,398	1,194,935
Tredegar Corp.	29,716	198,206
Warrior Met Coal, Inc.	88,688	3,454,398

Total Metals & Mining		13,737,962

Multi-Utilities - 0.1%
Unitil Corp.	6,048	306,694

Office REITs - 0.4%
Brandywine Realty Trust	197,845	919,979
Easterly Government Properties, Inc.(a)	25,122	364,269
JBG SMITH Properties	28,984	435,920
Office Properties Income Trust	25,223	194,217
Paramount Group, Inc.	61,074	270,558
Piedmont Office Realty Trust, Inc., Class A	23,668	172,066
Postal Realty Trust, Inc., Class A(a)	711	10,459

Total Office REITs		2,367,468

Oil, Gas & Consumable Fuels - 3.6%
Amplify Energy Corp.*(a)	46,876	317,351
Berry Corp.	120,043	825,896
Clean Energy Fuels Corp.*	49,988	247,940
Crescent Energy Co., Class A	42,686	444,788
Delek U.S. Holdings, Inc.	70,370	1,685,362
Earthstone Energy, Inc., Class A*	148,733	2,125,395
Excelerate Energy, Inc., Class A	9,803	199,295
Gulfport Energy Corp.*	36,112	3,794,288
NACCO Industries, Inc., Class A	7,466	258,772
Overseas Shipholding Group, Inc., Class A*	35,114	146,425
Par Pacific Holdings, Inc.*	95,813	2,549,584
PHX Minerals, Inc.	26,116	81,482
REX American Resources Corp.*	12,143	422,698
SandRidge Energy, Inc.	55,141	840,900
SilverBow Resources, Inc.*(a)	40,106	1,167,887
Sitio Royalties Corp., Class A	43,846	1,151,834
Talos Energy, Inc.*	84,958	1,178,367
VAALCO Energy, Inc.(a)	123,587	464,687
Vital Energy, Inc.*(a)	33,887	1,529,998
W&T Offshore, Inc.*	275,799	1,067,342
World Kinect Corp.	28,015	579,350

Total Oil, Gas & Consumable Fuels		21,079,641

Paper & Forest Products - 0.4%
Clearwater Paper Corp.*	14,389	450,664
Sylvamo Corp.	40,001	1,618,040

Total Paper & Forest Products		2,068,704

Passenger Airlines - 0.5%
Allegiant Travel Co.*	5,273	665,874
SkyWest, Inc.*	48,155	1,960,872
Sun Country Airlines Holdings, Inc.*	13,510	303,705

Total Passenger Airlines		2,930,451

Personal Care Products - 0.5%
Edgewell Personal Care Co.	22,842	943,603
Medifast, Inc.	8,641	796,355
Nature’s Sunshine Products, Inc.*	1,662	22,686
Nu Skin Enterprises, Inc., Class A	9,353	310,520
USANA Health Sciences, Inc.*	9,300	586,272

Total Personal Care Products		2,659,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc.*(a)	207,598	$643,554
Amphastar Pharmaceuticals, Inc.*	18,354	1,054,804
ANI Pharmaceuticals, Inc.*	3,401	183,076
Assertio Holdings, Inc.*(a)	77,015	417,421
Atea Pharmaceuticals, Inc.*	57,473	214,949
Collegium Pharmaceutical, Inc.*	30,618	657,981
Innoviva, Inc.*	116,102	1,477,978
Ligand Pharmaceuticals, Inc.*	3,041	219,256
Pacira BioSciences, Inc.*	15,054	603,214
Phibro Animal Health Corp., Class A	34,288	469,746
ProPhase Labs, Inc.*(a)	19,942	144,779
SIGA Technologies, Inc.	83,634	422,352
Supernus Pharmaceuticals, Inc.*	15,434	463,946

Total Pharmaceuticals		6,973,056

Professional Services - 2.3%
Barrett Business Services, Inc.	4,389	382,721
CBIZ, Inc.*	17,475	931,068
Conduent, Inc.*	99,318	337,681
CRA International, Inc.	3,458	352,716
CSG Systems International, Inc.	12,156	641,108
DLH Holdings Corp.*	12,475	127,869
First Advantage Corp.*	78,307	1,206,711
Forrester Research, Inc.*	12,417	361,211
Franklin Covey Co.*	2,928	127,895
Heidrick & Struggles International, Inc.	21,026	556,558
HireRight Holdings Corp.*	105,120	1,188,907
Huron Consulting Group, Inc.*	6,364	540,367
ICF International, Inc.	6,999	870,606
Kelly Services, Inc., Class A	20,405	359,332
Kforce, Inc.	8,633	540,944
Legalzoom.com, Inc.*	41,130	496,850
NV5 Global, Inc.*	3,947	437,209
RCM Technologies, Inc.*(a)	8,845	162,748
Red Violet, Inc.*(a)	3,123	64,240
Resources Connection, Inc.	25,672	403,307
Sterling Check Corp.*	48,028	588,823
TrueBlue, Inc.*	29,603	524,269
TTEC Holdings, Inc.	25,391	859,232
Verra Mobility Corp.*(a)	64,871	1,279,256
Willdan Group, Inc.*(a)	8,390	160,752

Total Professional Services		13,502,380

Real Estate Management & Development - 1.6%
Anywhere Real Estate, Inc.*	187,118	1,249,948
Douglas Elliman, Inc.	68,214	151,436
eXp World Holdings, Inc.(a)	34,765	705,034
Forestar Group, Inc.*	77,456	1,746,633
FRP Holdings, Inc.*	2,405	138,456
Kennedy-Wilson Holdings, Inc.	38,598	630,305
Marcus & Millichap, Inc.	28,652	902,825
Newmark Group, Inc., Class A	271,535	1,688,948
RE/MAX Holdings, Inc., Class A	20,295	390,882
RMR Group, Inc., Class A	6,585	152,574
St. Joe Co.	13,928	673,280
Stratus Properties, Inc.(a)	15,098	396,322
Tejon Ranch Co.*	11,773	202,613

Total Real Estate Management & Development		9,029,256

Residential REITs - 0.3%
Apartment Investment & Management Co., Class A	97,478	830,512
NexPoint Residential Trust, Inc.	18,518	842,199

Total Residential REITs		1,672,711

Retail REITs - 0.7%
Acadia Realty Trust	24,365	350,612
Alexander’s, Inc.	2,576	473,623
Getty Realty Corp.	17,148	579,946
NETSTREIT Corp.	9,654	172,517
Retail Opportunity Investments Corp.	24,823	335,359
RPT Realty	32,727	341,997
Saul Centers, Inc.	7,551	278,103
Tanger Factory Outlet Centers, Inc.	24,674	544,555
Urban Edge Properties	23,820	367,543
Urstadt Biddle Properties, Inc., Class A	10,809	229,799
Whitestone REIT	17,765	172,321

Total Retail REITs		3,846,375

Semiconductors & Semiconductor Equipment - 1.5%
Aehr Test Systems*(a)	4,919	202,909
AXT, Inc.*	9,905	34,073
Ceva, Inc.*	8,512	217,482
Cohu, Inc.*	25,031	1,040,288
Everspin Technologies, Inc.*	18,367	169,160
FormFactor, Inc.*	34,461	1,179,255
NVE Corp.	2,467	240,384
PDF Solutions, Inc.*	6,562	295,946
Photronics, Inc.*	34,392	886,970
Semtech Corp.*	45,499	1,158,405
SiTime Corp.*(a)	6,235	735,543
Ultra Clean Holdings, Inc.*	35,693	1,372,753
Veeco Instruments, Inc.*	33,856	869,422

Total Semiconductors & Semiconductor Equipment		8,402,590

Software - 3.5%
8x8, Inc.*(a)	56,847	240,463
A10 Networks, Inc.	23,542	343,478
ACI Worldwide, Inc.*	51,809	1,200,415
Adeia, Inc.	71,307	785,090
Agilysys, Inc.*	4,363	299,476
Alarm.com Holdings, Inc.*	13,764	711,324
Altair Engineering, Inc., Class A*	11,048	837,880
American Software, Inc., Class A	4,645	48,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
Appfolio, Inc., Class A*	3,217	$553,774
Cerence, Inc.*	20,044	585,886
Cleanspark, Inc.*(a)	77,381	331,965
Clearwater Analytics Holdings, Inc., Class A*	15,646	248,302
Consensus Cloud Solutions, Inc.*	12,783	396,273
CoreCard Corp.*(a)	4,676	118,583
Digital Turbine, Inc.*	61,204	567,973
E2open Parent Holdings, Inc.*(a)	65,885	368,956
Ebix, Inc.	32,235	812,322
eGain Corp.*	3,943	29,533
Enfusion, Inc., Class A*(a)	15,020	168,524
Everbridge, Inc.*	9,117	245,247
EverCommerce, Inc.*	109,962	1,301,950
Expensify, Inc., Class A*	31,160	248,657
InterDigital, Inc.	12,223	1,180,131
LiveRamp Holdings, Inc.*	14,760	421,546
MeridianLink, Inc.*	20,448	425,318
Mitek Systems, Inc.*(a)	29,301	317,623
Model N, Inc.*	9,004	318,381
N-able, Inc.*	35,528	511,958
Olo, Inc., Class A*	27,863	179,995
Progress Software Corp.(a)	22,178	1,288,542
Q2 Holdings, Inc.*	14,322	442,550
Rapid7, Inc.*	12,334	558,484
Rimini Street, Inc.*(a)	155,158	743,207
SolarWinds Corp.*	115,386	1,183,860
SoundThinking, Inc.*(a)	2,626	57,404
Telos Corp.*	37,023	94,779
Upland Software, Inc.*	63,506	228,622
Varonis Systems, Inc.*	22,776	606,980
Verint Systems, Inc.*	25,358	889,051
Vertex, Inc., Class A*	14,423	281,249

Total Software		20,174,570

Specialized REITs - 0.1%
Farmland Partners, Inc.	5,971	72,906
Four Corners Property Trust, Inc.	19,395	492,633

Total Specialized REITs		565,539

Specialty Retail - 5.4%
1-800-Flowers.com, Inc., Class A*(a)	6,812	53,134
Aaron’s Co., Inc.	42,796	605,135
Abercrombie & Fitch Co., Class A*	10,614	399,935
America’s Car-Mart, Inc.*(a)	4,514	450,407
Arhaus, Inc.*(a)	72,946	760,827
Arko Corp.(a)	48,752	387,578
Big 5 Sporting Goods Corp.	26,372	241,568
Boot Barn Holdings, Inc.*	18,012	1,525,436
Buckle, Inc.	36,659	1,268,401
Build-A-Bear Workshop, Inc.	13,069	279,938
Caleres, Inc.	49,271	1,179,055
Camping World Holdings, Inc., Class A	66,546	2,003,035
CarParts.com, Inc.*	21,245	90,291
Chico’s FAS, Inc.*	134,597	720,094
Children’s Place, Inc.*(a)	15,596	361,983
Citi Trends, Inc.*	5,021	88,671
Conn’s, Inc.*	10,161	37,596
Container Store Group, Inc.*	105,330	330,736
Designer Brands, Inc., Class A	97,775	987,527
Destination XL Group, Inc.*(a)	59,355	290,839
Duluth Holdings, Inc., Class B*	37,527	235,670
Franchise Group, Inc.	40,521	1,160,521
Genesco, Inc.*	15,313	383,437
Guess?, Inc.(a)	45,646	887,815
Haverty Furniture Cos., Inc.	20,200	610,444
Hibbett, Inc.	12,459	452,137
J Jill, Inc.*	11,414	244,602
JOANN, Inc.(a)	3,117	2,724
Lands’ End, Inc.*	5,626	43,658
Lazydays Holdings, Inc.*(a)	9,382	108,456
LL Flooring Holdings, Inc.*	7,332	28,082
Lulu’s Fashion Lounge Holdings, Inc.*(a)	32,544	82,336
MarineMax, Inc.*	40,727	1,391,234
Monro, Inc.	8,612	349,906
ODP Corp.*	29,792	1,394,861
OneWater Marine, Inc., Class A*(a)	26,366	955,504
Overstock.com, Inc.*(a)	13,079	425,983
Petco Health & Wellness Co., Inc.*	133,229	1,185,738
PetMed Express, Inc.	10,242	141,237
Revolve Group, Inc.*(a)	19,685	322,834
RumbleON, Inc., Class B*	31,322	387,140
Sally Beauty Holdings, Inc.*	141,802	1,751,255
Shoe Carnival, Inc.	20,196	474,202
Sleep Number Corp.*	10,124	276,183
Sonic Automotive, Inc., Class A	45,269	2,157,973
Sportsman’s Warehouse Holdings, Inc.*	47,361	269,958
Tile Shop Holdings, Inc.*(a)	36,403	201,673
Tilly’s, Inc., Class A*(a)	21,767	152,587
Torrid Holdings, Inc.*(a)	136,776	384,341
Upbound Group, Inc.	64,883	2,019,808
Winmark Corp.	1,417	471,110
Zumiez, Inc.*	8,366	139,378

Total Specialty Retail		31,154,973

Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*	13,505	344,378
Corsair Gaming, Inc.*	17,545	311,248
Eastman Kodak Co.*	16,003	73,934
Immersion Corp.	29,726	210,460
Xerox Holdings Corp.	40,463	602,494

Total Technology Hardware, Storage & Peripherals		1,542,514

Textiles, Apparel & Luxury Goods - 2.1%
Figs, Inc., Class A*	36,650	303,095
Fossil Group, Inc.*	11,866	30,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

Investments	Shares	Value
G-III Apparel Group Ltd.*	119,204	$2,297,061
Hanesbrands, Inc.(a)	491,931	2,233,367
Kontoor Brands, Inc.	38,292	1,612,093
Lakeland Industries, Inc.	1,905	27,413
Levi Strauss & Co., Class A(a)	179,677	2,592,739
Movado Group, Inc.	23,114	620,149
Oxford Industries, Inc.	9,472	932,234
Rocky Brands, Inc.	6,577	138,117
Superior Group of Cos., Inc.	5,798	54,153
Vera Bradley, Inc.*	3,492	22,314
Wolverine World Wide, Inc.	99,403	1,460,230

Total Textiles, Apparel & Luxury Goods		12,323,461

Tobacco - 0.3%
Turning Point Brands, Inc.	16,934	406,585
Universal Corp.	10,906	544,646
Vector Group Ltd.	77,836	997,079

Total Tobacco		1,948,310

Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc.	10,499	181,948
BlueLinx Holdings, Inc.*	16,820	1,577,380
Custom Truck One Source, Inc.*(a)	48,959	329,984
Distribution Solutions Group, Inc.*	5,545	288,673
DXP Enterprises, Inc.*	11,450	416,894
Global Industrial Co.	23,154	642,987
GMS, Inc.*	47,072	3,257,382
H&E Equipment Services, Inc.	20,200	924,150
Hudson Technologies, Inc.*	58,541	563,164
McGrath RentCorp	9,126	843,972
MRC Global, Inc.*	47,663	479,966
NOW, Inc.*	41,581	430,779
Titan Machinery, Inc.*	14,115	416,393
Transcat, Inc.*	2,782	237,332
Veritiv Corp.	17,672	2,219,780

Total Trading Companies & Distributors		12,810,784

Water Utilities - 0.2%
Artesian Resources Corp., Class A	5,692	268,776
Middlesex Water Co.	3,647	294,167
Pure Cycle Corp.*(a)	11,495	126,445
SJW Group	6,563	460,132
York Water Co.	4,082	168,464

Total Water Utilities		1,317,984

Wireless Telecommunication Services - 0.4%
Gogo, Inc.*	113,095	1,923,746
Telephone & Data Systems, Inc.	22,660	186,492
United States Cellular Corp.*	23,756	418,818

Total Wireless Telecommunication Services		2,529,056

Total United States		578,194,460

Philippines - 0.1%

Professional Services - 0.1%
TaskUS, Inc., Class A*(a)	44,105	499,269

TOTAL COMMON STOCKS (Cost: $588,282,757)		578,693,729

WARRANTS - 0.0%

United States - 0.0%
OmniAb, Inc.,
exercise price $12.50, expiring 11/1/27*†	2,562	0
exercise price $15.00, expiring 11/1/27*†	2,562	0

TOTAL WARRANTS (Cost: $0)		0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $11,560,902)	11,560,902	11,560,902

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $599,843,659)		590,254,631
Other Assets less Liabilities - (1.9)%		(10,960,711)

NET ASSETS - 100.0%		$579,293,920

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $48,393,502 and the total market value of the collateral held by the Fund was $49,603,050. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,042,148.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree U.S. MidCap Fund^	$1,253,597	$—	$1,282,999	$(74,853)	$104,255	$—	$4,789

^	As of June 30, 2023, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$578,693,729	$—	$—		$578,693,729
Warrants	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	11,560,902	—		11,560,902

Total Investments in Securities	$578,693,729	$11,560,902	$0		$590,254,631

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.6%

Aerospace & Defense - 0.9%
Kaman Corp.	32,045	$779,655
Moog, Inc., Class A	9,921	1,075,734
National Presto Industries, Inc.	3,158	231,165

Total Aerospace & Defense		2,086,554

Automobile Components - 3.2%
Dana, Inc.	97,365	1,655,205
LCI Industries	29,490	3,726,357
Patrick Industries, Inc.	20,236	1,618,880
Standard Motor Products, Inc.	17,935	672,921

Total Automobile Components		7,673,363

Automobiles - 0.5%
Winnebago Industries, Inc.	16,424	1,095,317

Banks - 6.6%
Amalgamated Financial Corp.	13,867	223,120
Arrow Financial Corp.	11,536	232,335
Bank7 Corp.	5,988	146,886
Blue Ridge Bankshares, Inc.(a)	15,286	135,281
Cambridge Bancorp(a)	6,658	361,596
Capital City Bank Group, Inc.	10,593	324,570
CF Bankshares, Inc.	2,369	36,009
Citizens Financial Services, Inc.(a)	1,702	126,783
Civista Bancshares, Inc.	11,581	201,509
Eagle Bancorp Montana, Inc.	5,025	66,481
Esquire Financial Holdings, Inc.	2,701	123,544
Farmers National Banc Corp.	44,911	555,549
FB Financial Corp.	17,167	481,534
First Bancorp, Inc.	7,512	182,842
First Commonwealth Financial Corp.	89,689	1,134,566
First Savings Financial Group, Inc.	4,498	59,374
FS Bancorp, Inc.	5,789	174,075
German American Bancorp, Inc.	20,542	558,332
Greene County Bancorp, Inc.	4,954	147,629
Hilltop Holdings, Inc.	39,146	1,231,533
Hingham Institution for Savings(a)	620	132,172
Home Bancorp, Inc.	5,990	198,928
Independent Bank Corp.	22,489	381,413
Lakeland Bancorp, Inc.	59,122	791,644
Live Oak Bancshares, Inc.	10,709	281,754
Macatawa Bank Corp.	27,790	257,891
MainStreet Bancshares, Inc.	3,821	86,584
Mercantile Bank Corp.	17,808	491,857
Meridian Corp.	9,198	90,140
Mid Penn Bancorp, Inc.(a)	11,652	257,276
MVB Financial Corp.	11,549	243,453
National Bank Holdings Corp., Class A	25,326	735,467
Northeast Bank	1,832	76,339
Northrim Bancorp, Inc.	6,327	248,841
Orange County Bancorp, Inc.	3,134	115,958
Origin Bancorp, Inc.	13,900	407,270
Parke Bancorp, Inc.	12,286	208,739
Pathward Financial, Inc.	7,058	327,209
Peoples Financial Services Corp.	5,390	236,028
Plumas Bancorp	3,563	127,163
Provident Bancorp, Inc.	16,674	138,061
Seacoast Banking Corp. of Florida	39,475	872,397
Stock Yards Bancorp, Inc.	13,824	627,195
Summit State Bank	3,695	55,831
Union Bankshares, Inc.	3,539	81,238
Unity Bancorp, Inc.	5,662	133,567
Veritex Holdings, Inc.	41,083	736,618
Westamerica BanCorp	21,606	827,510

Total Banks		15,672,091

Beverages - 0.2%
MGP Ingredients, Inc.	5,697	605,477

Building Products - 1.4%
Armstrong World Industries, Inc.	18,019	1,323,676
CSW Industrials, Inc.	3,812	633,516
Griffon Corp.	19,148	771,665
Insteel Industries, Inc.	4,800	149,376
Quanex Building Products Corp.	13,879	372,651

Total Building Products		3,250,884

Capital Markets - 10.8%
Artisan Partners Asset Management, Inc., Class A(a)	102,906	4,045,235
BGC Partners, Inc., Class A	87,794	388,927
Cohen & Steers, Inc.	44,776	2,596,560
Diamond Hill Investment Group, Inc.	3,017	516,812
Federated Hermes, Inc.	71,140	2,550,369
Hamilton Lane, Inc., Class A	24,385	1,950,312
Moelis & Co., Class A(a)	98,623	4,471,567
Oppenheimer Holdings, Inc., Class A	5,017	201,583
P10, Inc., Class A	15,493	175,071
Piper Sandler Cos.	8,770	1,133,610
PJT Partners, Inc., Class A	9,000	626,760
Silvercrest Asset Management Group, Inc., Class A	12,796	259,119
StepStone Group, Inc., Class A	48,811	1,211,001
Value Line, Inc.	3,151	144,631
Victory Capital Holdings, Inc., Class A	66,062	2,083,596
Virtu Financial, Inc., Class A	119,876	2,048,681
Virtus Investment Partners, Inc.	7,103	1,402,629

Total Capital Markets		25,806,463

Chemicals - 7.2%
AdvanSix, Inc.	11,659	407,832
American Vanguard Corp.	7,185	128,396
Chase Corp.	3,122	378,449
FutureFuel Corp.	36,570	323,644
Hawkins, Inc.	8,676	413,758
Innospec, Inc.	8,500	853,740
Koppers Holdings, Inc.	5,225	178,173
Kronos Worldwide, Inc.	171,126	1,493,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2023

Investments	Shares	Value
Mativ Holdings, Inc.	82,898	$1,253,418
Minerals Technologies, Inc.	7,550	435,559
NewMarket Corp.	7,345	2,953,571
Quaker Chemical Corp.	4,922	959,298
Scotts Miracle-Gro Co.(a)	74,937	4,697,801
Sensient Technologies Corp.	26,215	1,864,673
Stepan Co.	8,419	804,520

Total Chemicals		17,146,762

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	32,000	1,364,800
ACCO Brands Corp.	142,800	743,988
Brady Corp., Class A	25,705	1,222,787
Brink’s Co.	18,201	1,234,574
Deluxe Corp.	66,772	1,167,175
Ennis, Inc.	32,677	665,957
Interface, Inc.	14,126	124,167
Steelcase, Inc., Class A	147,981	1,140,933
UniFirst Corp.	3,678	570,127
VSE Corp.	3,458	189,118

Total Commercial Services & Supplies		8,423,626

Construction & Engineering - 0.7%
Argan, Inc.	11,197	441,274
Granite Construction, Inc.	18,509	736,288
Primoris Services Corp.	18,028	549,313

Total Construction & Engineering		1,726,875

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,330	277,824

Consumer Finance - 0.6%
Bread Financial Holdings, Inc.	30,965	971,991
Regional Management Corp.	11,781	359,321

Total Consumer Finance		1,331,312

Consumer Staples Distribution & Retail - 0.9%
Ingles Markets, Inc., Class A	3,592	296,879
Natural Grocers by Vitamin Cottage, Inc., Class C	28,756	352,548
PriceSmart, Inc.	11,246	832,879
Weis Markets, Inc.	12,367	794,085

Total Consumer Staples Distribution & Retail		2,276,391

Containers & Packaging - 0.2%
Myers Industries, Inc.	25,042	486,566

Diversified Consumer Services - 1.0%
Carriage Services, Inc.	8,641	280,573
Graham Holdings Co., Class B	1,137	649,773
Strategic Education, Inc.	20,966	1,422,333

Total Diversified Consumer Services		2,352,679

Diversified REITs - 0.3%
NexPoint Diversified Real Estate Trust	49,773	623,158

Electric Utilities - 0.8%
MGE Energy, Inc.	23,816	1,884,084
Via Renewables, Inc.	6,076	42,289

Total Electric Utilities		1,926,373

Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	3,770	150,574
Encore Wire Corp.	4,665	867,363
EnerSys	10,813	1,173,427
LSI Industries, Inc.	15,308	192,269
Preformed Line Products Co.	1,512	236,023

Total Electrical Equipment		2,619,656

Electronic Equipment, Instruments & Components - 1.9%
Advanced Energy Industries, Inc.(a)	9,290	1,035,370
Badger Meter, Inc.	7,199	1,062,284
Benchmark Electronics, Inc.	23,661	611,164
Climb Global Solutions, Inc.	3,334	159,565
Methode Electronics, Inc.	12,411	416,017
Richardson Electronics Ltd.	4,108	67,782
Vontier Corp.	39,117	1,259,959

Total Electronic Equipment, Instruments & Components		4,612,141

Energy Equipment & Services - 0.6%
Cactus, Inc., Class A	15,386	651,135
RPC, Inc.	59,411	424,789
Solaris Oilfield Infrastructure, Inc., Class A	41,200	343,196

Total Energy Equipment & Services		1,419,120

Entertainment - 0.5%
World Wrestling Entertainment, Inc., Class A	10,671	1,157,483

Financial Services - 2.1%
A-Mark Precious Metals, Inc.	16,019	599,671
Merchants Bancorp	14,619	373,954
PennyMac Financial Services, Inc.	20,150	1,416,747
Walker & Dunlop, Inc.	26,282	2,078,643
Waterstone Financial, Inc.	31,073	450,248

Total Financial Services		4,919,263

Food Products - 0.3%
Alico, Inc.(a)	12,078	307,506
John B. Sanfilippo & Son, Inc.	2,626	307,951

Total Food Products		615,457

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	9,270	1,103,130

Ground Transportation - 0.9%
ArcBest Corp.	6,270	619,476
Heartland Express, Inc.	19,571	321,160
Universal Logistics Holdings, Inc.	9,435	271,822
Werner Enterprises, Inc.	21,670	957,381

Total Ground Transportation		2,169,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2023

Investments	Shares	Value
Health Care Equipment & Supplies - 0.4%
Atrion Corp.	732	$414,092
LeMaitre Vascular, Inc.	7,311	491,884
Utah Medical Products, Inc.	1,448	134,954

Total Health Care Equipment & Supplies		1,040,930

Health Care Providers & Services - 2.9%
National Research Corp.	9,046	393,592
Patterson Cos., Inc.	98,231	3,267,163
Select Medical Holdings Corp.	74,284	2,366,688
U.S. Physical Therapy, Inc.	6,939	842,325

Total Health Care Providers & Services		6,869,768

Health Care REITs - 0.4%
Universal Health Realty Income Trust	20,555	978,007

Health Care Technology - 0.1%
Simulations Plus, Inc.	4,918	213,097

Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands, Inc.	67,817	1,823,599
Bluegreen Vacations Holding Corp.(a)	13,471	480,241
Canterbury Park Holding Corp.	2,348	54,662
Cheesecake Factory, Inc.	49,383	1,707,664
Cracker Barrel Old Country Store, Inc.	33,690	3,139,234
RCI Hospitality Holdings, Inc.	2,338	177,665
Red Rock Resorts, Inc., Class A	38,258	1,789,709

Total Hotels, Restaurants & Leisure		9,172,774

Household Durables - 1.7%
Century Communities, Inc.	14,933	1,144,166
Hamilton Beach Brands Holding Co., Class A	7,773	75,087
Installed Building Products, Inc.	12,010	1,683,322
La-Z-Boy, Inc.	36,831	1,054,840
Lifetime Brands, Inc.	13,025	73,591

Total Household Durables		4,031,006

Household Products - 1.5%
Energizer Holdings, Inc.	69,459	2,332,433
WD-40 Co.	7,009	1,322,248

Total Household Products		3,654,681

Insurance - 2.3%
American Equity Investment Life Holding Co.	22,148	1,154,132
AMERISAFE, Inc.	13,255	706,757
Crawford & Co., Class A	17,893	198,434
Employers Holdings, Inc.	18,585	695,265
Horace Mann Educators Corp.	39,820	1,181,061
Investors Title Co.	821	119,866
Stewart Information Services Corp.	32,745	1,347,129

Total Insurance		5,402,644

Interactive Media & Services - 0.4%
Shutterstock, Inc.	18,322	891,732

IT Services - 0.3%
Hackett Group, Inc.	17,988	402,032
Information Services Group, Inc.	46,019	246,662

Total IT Services		648,694

Leisure Products - 1.6%
Acushnet Holdings Corp.	31,061	1,698,416
Escalade, Inc.	13,352	178,249
Johnson Outdoors, Inc., Class A	5,962	366,365
Marine Products Corp.	11,691	197,110
Smith & Wesson Brands, Inc.	44,821	584,466
Sturm Ruger & Co., Inc.	13,493	714,589

Total Leisure Products		3,739,195

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	9,815	801,198

Machinery - 7.2%
Alamo Group, Inc.	2,912	535,546
Albany International Corp., Class A	7,437	693,723
Astec Industries, Inc.	8,045	365,565
Barnes Group, Inc.	22,457	947,461
Douglas Dynamics, Inc.	20,061	599,423
ESCO Technologies, Inc.	6,318	654,734
Federal Signal Corp.	15,106	967,237
Hillenbrand, Inc.	33,142	1,699,522
John Bean Technologies Corp.	7,761	941,409
Kadant, Inc.	2,851	633,207
Kennametal, Inc.	70,799	2,009,984
Lindsay Corp.	2,781	331,884
Mueller Water Products, Inc., Class A	93,985	1,525,377
Omega Flex, Inc.	3,859	400,487
REV Group, Inc.	26,288	348,579
Shyft Group, Inc.	9,152	201,893
Standex International Corp.	3,886	549,752
Tennant Co.	9,010	730,801
Terex Corp.	22,526	1,347,731
Trinity Industries, Inc.	69,652	1,790,753

Total Machinery		17,275,068

Marine Transportation - 0.7%
Matson, Inc.	21,751	1,690,705

Media - 0.9%
Entravision Communications Corp., Class A	36,322	159,453
Gray Television, Inc.	68,653	540,986
John Wiley & Sons, Inc., Class A	39,662	1,349,698

Total Media		2,050,137

Metals & Mining - 2.5%
Alpha Metallurgical Resources, Inc.	4,864	799,447
Materion Corp.	4,877	556,953
Ryerson Holding Corp.	22,917	994,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2023

Investments	Shares	Value
Schnitzer Steel Industries, Inc., Class A	17,552	$526,385
Tredegar Corp.	50,291	335,441
Warrior Met Coal, Inc.	12,268	477,839
Worthington Industries, Inc.	31,568	2,193,029

Total Metals & Mining		5,883,233

Office REITs - 1.3%
SL Green Realty Corp.	107,394	3,227,190

Oil, Gas & Consumable Fuels - 3.9%
Arch Resources, Inc.	28,818	3,249,518
CONSOL Energy, Inc.	57,105	3,872,290
Evolution Petroleum Corp.	53,181	429,170
NACCO Industries, Inc., Class A	3,509	121,622
PHX Minerals, Inc.	29,864	93,176
Sitio Royalties Corp., Class A	19,688	517,204
VAALCO Energy, Inc.	82,526	310,298
World Kinect Corp.	37,561	776,761

Total Oil, Gas & Consumable Fuels		9,370,039

Personal Care Products - 2.8%
Edgewell Personal Care Co.	21,350	881,968
Inter Parfums, Inc.	18,313	2,476,467
Medifast, Inc.	16,786	1,546,998
Nu Skin Enterprises, Inc., Class A	51,829	1,720,723

Total Personal Care Products		6,626,156

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	24,399	334,266

Professional Services - 2.4%
Barrett Business Services, Inc.	2,651	231,167
BGSF, Inc.	8,846	84,302
CRA International, Inc.	2,684	273,768
CSG Systems International, Inc.	16,412	865,569
Heidrick & Struggles International, Inc.	12,382	327,752
HireQuest, Inc.	4,160	108,285
ICF International, Inc.	4,456	554,282
Kelly Services, Inc., Class A	18,353	323,196
Kforce, Inc.	12,985	813,640
Korn Ferry	16,621	823,404
Resources Connection, Inc.	28,772	452,008
TTEC Holdings, Inc.	29,488	997,874

Total Professional Services		5,855,247

Real Estate Management & Development - 0.9%
eXp World Holdings, Inc.(a)	63,988	1,297,677
Marcus & Millichap, Inc.	16,324	514,369
Newmark Group, Inc., Class A	62,482	388,638

Total Real Estate Management & Development		2,200,684

Retail REITs - 0.4%
Alexander’s, Inc.	5,755	1,058,114

Software - 1.7%
A10 Networks, Inc.	27,411	399,926
Ebix, Inc.	15,548	391,810
InterDigital, Inc.	24,018	2,318,938
Progress Software Corp.	16,614	965,273

Total Software		4,075,947

Specialty Retail - 4.6%
Big 5 Sporting Goods Corp.	35,619	326,270
Buckle, Inc.	44,578	1,542,399
Caleres, Inc.	13,742	328,846
Camping World Holdings, Inc., Class A	68,916	2,074,372
Group 1 Automotive, Inc.	3,588	926,063
Guess?, Inc.(a)	67,134	1,305,756
Haverty Furniture Cos., Inc.	16,157	488,265
Hibbett, Inc.	6,004	217,885
Monro, Inc.	21,391	869,116
Shoe Carnival, Inc.	12,197	286,386
Upbound Group, Inc.	87,580	2,726,365

Total Specialty Retail		11,091,723

Technology Hardware, Storage & Peripherals - 0.1%
Immersion Corp.	17,522	124,056

Textiles, Apparel & Luxury Goods - 5.1%
Carter’s, Inc.	44,682	3,243,913
Kontoor Brands, Inc.	68,757	2,894,670
Levi Strauss & Co., Class A(a)	81,000	1,168,830
Movado Group, Inc.	20,418	547,815
Oxford Industries, Inc.	9,134	898,969
Rocky Brands, Inc.	5,473	114,933
Steven Madden Ltd.	53,854	1,760,487
Superior Group of Cos., Inc.	24,733	231,006
Wolverine World Wide, Inc.	85,993	1,263,237

Total Textiles, Apparel & Luxury Goods		12,123,860

Tobacco - 0.1%
Turning Point Brands, Inc.	6,549	157,241

Trading Companies & Distributors - 1.7%
Boise Cascade Co.	10,092	911,812
Global Industrial Co.	23,664	657,149
H&E Equipment Services, Inc.	27,460	1,256,295
McGrath RentCorp	13,074	1,209,084

Total Trading Companies & Distributors		4,034,340

Water Utilities - 0.6%
California Water Service Group	24,449	1,262,302
Global Water Resources, Inc.	15,272	193,649

Total Water Utilities		1,455,951

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	12,962	251,852

Total United States		237,707,339

Puerto Rico - 0.2%

Financial Services - 0.2%
EVERTEC, Inc.	16,571	610,310

TOTAL COMMON STOCKS (Cost: $239,103,633)		238,317,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $6,820,338)	6,820,338	$6,820,338

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $245,923,971)		245,137,987
Other Assets less Liabilities - (2.7)%		(6,442,082)

NET ASSETS - 100.0%		$238,695,905

(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,015,896 and the total market value of the collateral held by the Fund was $18,464,542. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,644,204.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$238,317,649	$—	$—	$238,317,649
Investment of Cash Collateral for Securities Loaned	—	6,820,338	—	6,820,338

Total Investments in Securities	$238,317,649	$6,820,338	$—	$245,137,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.6%

Aerospace & Defense - 1.6%
BWX Technologies, Inc.	4,356	$311,759
General Dynamics Corp.	8,800	1,893,320
HEICO Corp., Class A	2,188	307,633
Howmet Aerospace, Inc.	4,902	242,943
Huntington Ingalls Industries, Inc.	1,567	356,649
L3Harris Technologies, Inc.	5,652	1,106,492
Lockheed Martin Corp.	14,346	6,604,612
Northrop Grumman Corp.	3,155	1,438,049
Raytheon Technologies Corp.	48,815	4,781,917
Textron, Inc.	2,861	193,490
Woodward, Inc.	1,709	203,217

Total Aerospace & Defense		17,440,081

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	7,231	682,245
Expeditors International of Washington, Inc.	4,772	578,032
FedEx Corp.	10,406	2,579,648
United Parcel Service, Inc., Class B	54,961	9,851,759

Total Air Freight & Logistics		13,691,684

Automobile Components - 0.1%
BorgWarner, Inc.	7,018	343,250
Dana, Inc.	5,312	90,304
Gentex Corp.	7,887	230,774
LCI Industries	2,306	291,386
Lear Corp.	2,529	363,038
Patrick Industries, Inc.	3,203	256,240

Total Automobile Components		1,574,992

Automobiles - 0.5%
Ford Motor Co.	266,483	4,031,888
General Motors Co.	21,411	825,608
Harley-Davidson, Inc.	4,300	151,403
Thor Industries, Inc.	3,036	314,226
Winnebago Industries, Inc.	3,247	216,542

Total Automobiles		5,539,667

Banks - 6.8%
Associated Banc-Corp.	10,403	168,841
Atlantic Union Bankshares Corp.	3,982	103,333
Banc of California, Inc.	55	637
BancFirst Corp.	1,218	112,056
Bank of America Corp.	302,048	8,665,757
Bank of Hawaii Corp.(a)	1,218	50,218
Bank OZK	8,711	349,834
BankUnited, Inc.	5,824	125,507
Banner Corp.	3,017	131,752
BOK Financial Corp.	3,137	253,407
Brookline Bancorp, Inc.	24,366	212,959
Cadence Bank	8,603	168,963
Capitol Federal Financial, Inc.	26,596	164,097
Cathay General Bancorp	1,979	63,704
Citigroup, Inc.	128,990	5,938,700
Citizens Community Bancorp, Inc.	16,453	145,609
Citizens Financial Group, Inc.	31,059	810,019
City Holding Co.	2,949	265,381
Columbia Banking System, Inc.	18,753	380,311
Comerica, Inc.	6,995	296,308
Commerce Bancshares, Inc.	4,100	199,670
Community Trust Bancorp, Inc.	6,705	238,497
Cullen/Frost Bankers, Inc.	3,729	400,979
CVB Financial Corp.	5,852	77,715
Eagle Bancorp, Inc.	7,063	149,453
East West Bancorp, Inc.	7,629	402,735
Eastern Bankshares, Inc.	5,418	66,479
Enterprise Financial Services Corp.	6,024	235,538
Equity Bancshares, Inc., Class A	8,757	199,484
Fifth Third Bancorp	41,966	1,099,929
First Bancorp	4,792	142,562
First Busey Corp.	12,239	246,004
First Citizens BancShares, Inc., Class A	218	279,792
First Commonwealth Financial Corp.	13,965	176,657
First Financial Bancorp	9,461	193,383
First Financial Bankshares, Inc.	6,903	196,666
First Hawaiian, Inc.	7,782	140,154
First Interstate BancSystem, Inc., Class A	7,616	181,565
First Merchants Corp.	3,339	94,260
First National Corp.	10,774	178,956
Five Star Bancorp	5,972	133,594
FNB Corp.	35,413	405,125
Fulton Financial Corp.	7,619	90,818
German American Bancorp, Inc.	10,198	277,182
Glacier Bancorp, Inc.	3,511	109,438
Hancock Whitney Corp.	3,813	146,343
Hanmi Financial Corp.	13,937	208,079
Heartland Financial USA, Inc.	5,411	150,805
Hilltop Holdings, Inc.	6,544	205,874
Home BancShares, Inc.	6,801	155,063
HomeTrust Bancshares, Inc.	8,990	187,801
Hope Bancorp, Inc.	23,220	195,512
Huntington Bancshares, Inc.	84,891	915,125
Independent Bank Corp.	1,105	49,184
Independent Bank Group, Inc.	1,894	65,400
International Bancshares Corp.	1,825	80,665
JPMorgan Chase & Co.	133,820	19,462,781
KeyCorp	64,679	597,634
Lakeland Bancorp, Inc.	19,899	266,448
Lakeland Financial Corp.	2,439	118,340
M&T Bank Corp.	7,723	955,798
NBT Bancorp, Inc.	5,124	163,199
New York Community Bancorp, Inc.	50,318	565,574
Northwest Bancshares, Inc.	18,840	199,704
OceanFirst Financial Corp.	13,697	213,947
Old National Bancorp	12,354	172,215
Pacific Premier Bancorp, Inc.	8,011	165,667
PacWest Bancorp	3,036	24,743
Park National Corp.	1,028	105,185
Partners Bancorp	29,417	182,091
Peoples Bancorp, Inc.	9,675	256,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Pinnacle Financial Partners, Inc.	1,653	$93,642
PNC Financial Services Group, Inc.	23,695	2,984,385
Premier Financial Corp.	10,690	171,254
Prosperity Bancshares, Inc.	3,529	199,318
Provident Financial Services, Inc.	12,225	199,756
QCR Holdings, Inc.	3,835	157,350
Regions Financial Corp.	52,130	928,957
S&T Bancorp, Inc.	13,540	368,153
Sandy Spring Bancorp, Inc.	9,011	204,369
Seacoast Banking Corp. of Florida	6,327	139,827
ServisFirst Bancshares, Inc.	1,600	65,472
Simmons First National Corp., Class A	8,040	138,690
Southern States Bancshares, Inc.	4,918	103,770
Southside Bancshares, Inc.	6,622	173,232
SouthState Corp.	3,508	230,826
Summit State Bank	9,917	149,846
Synovus Financial Corp.	8,039	243,180
Tompkins Financial Corp.	4,679	260,620
Towne Bank	5,223	121,383
TriCo Bancshares	4,088	135,722
Truist Financial Corp.	94,937	2,881,338
U.S. Bancorp	146,108	4,827,408
UMB Financial Corp.	1,734	105,601
United Bankshares, Inc.	5,325	157,993
United Community Banks, Inc.	3,475	86,840
Valley National Bancorp	28,684	222,301
Veritex Holdings, Inc.	9,208	165,099
Washington Federal, Inc.	6,031	159,942
Washington Trust Bancorp, Inc.	6,134	164,453
Webster Financial Corp.	8,593	324,386
Wells Fargo & Co.	153,675	6,558,849
WesBanco, Inc.	4,392	112,479
Westamerica BanCorp	4,551	174,303
Western Alliance Bancorp	3,698	134,866
Wintrust Financial Corp.	1,534	111,399
Zions Bancorp NA	5,796	155,681

Total Banks		73,546,766

Beverages - 3.2%
Brown-Forman Corp., Class A	2,457	167,248
Brown-Forman Corp., Class B	6,387	426,524
Coca-Cola Co.	267,813	16,127,699
Constellation Brands, Inc., Class A	3,577	880,407
Keurig Dr. Pepper, Inc.	67,150	2,099,780
Molson Coors Beverage Co., Class B	9,713	639,504
PepsiCo, Inc.	77,746	14,400,114

Total Beverages		34,741,276

Biotechnology - 3.1%
AbbVie, Inc.	143,210	19,294,683
Amgen, Inc.	32,621	7,242,514
Gilead Sciences, Inc.	94,182	7,258,607

Total Biotechnology		33,795,804

Broadline Retail - 0.1%
eBay, Inc.	16,769	749,407
Kohl’s Corp.	12,998	299,604
Macy’s, Inc.	13,957	224,010
Nordstrom, Inc.	11,458	234,545

Total Broadline Retail		1,507,566

Building Products - 0.4%
A.O. Smith Corp.	4,540	330,421
Advanced Drainage Systems, Inc.	1,473	167,598
Armstrong World Industries, Inc.	2,202	161,759
AZZ, Inc.	8,236	357,937
Carlisle Cos., Inc.	1,528	391,978
Carrier Global Corp.	18,248	907,108
Fortune Brands Innovations, Inc.	5,819	418,677
Lennox International, Inc.	1,044	340,417
Masco Corp.	7,068	405,562
Owens Corning	3,051	398,155
Simpson Manufacturing Co., Inc.	1,913	264,950
UFP Industries, Inc.	2,276	220,886
Zurn Elkay Water Solutions Corp., Class C(a)	5,309	142,759

Total Building Products		4,508,207

Capital Markets - 3.7%
Ameriprise Financial, Inc.	3,374	1,120,708
Ares Management Corp., Class A	8,999	867,054
Artisan Partners Asset Management, Inc., Class A(a)	8,692	341,683
Bank of New York Mellon Corp.	40,587	1,806,933
BlackRock, Inc.	6,146	4,247,746
Blue Owl Capital, Inc.	33,025	384,741
Carlyle Group, Inc.	24,684	788,654
Cboe Global Markets, Inc.	3,790	523,058
Charles Schwab Corp.	29,673	1,681,866
CME Group, Inc.	12,074	2,237,192
Cohen & Steers, Inc.	3,574	207,256
Evercore, Inc., Class A	2,252	278,325
FactSet Research Systems, Inc.	631	252,810
Federated Hermes, Inc.	7,073	253,567
Franklin Resources, Inc.	33,020	881,964
Goldman Sachs Group, Inc.	13,271	4,280,428
Hamilton Lane, Inc., Class A	2,063	164,999
Houlihan Lokey, Inc.	2,904	285,492
Interactive Brokers Group, Inc., Class A	1,426	118,458
Intercontinental Exchange, Inc.	12,067	1,364,536
Jefferies Financial Group, Inc.	12,353	409,749
LPL Financial Holdings, Inc.	1,095	238,086
MarketAxess Holdings, Inc.	605	158,159
Moelis & Co., Class A(a)	5,990	271,587
Moody’s Corp.	2,696	937,453
Morgan Stanley	85,976	7,342,350
Morningstar, Inc.	2	392
MSCI, Inc.	1,238	580,981
Nasdaq, Inc.	14,088	702,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Northern Trust Corp.	10,786	$799,674
Raymond James Financial, Inc.	5,121	531,406
S&P Global, Inc.	4,806	1,926,677
Sculptor Capital Management, Inc.	13	115
SEI Investments Co.	2,981	177,727
State Street Corp.	18,632	1,363,490
StepStone Group, Inc., Class A	12	298
Stifel Financial Corp.	3,916	233,668
T. Rowe Price Group, Inc.	13,409	1,502,076
TPG, Inc.	4,724	138,224
Tradeweb Markets, Inc., Class A	2,304	157,778
Victory Capital Holdings, Inc., Class A	8,104	255,600
Virtu Financial, Inc., Class A	7,446	127,252
Virtus Investment Partners, Inc.	1,046	206,554

Total Capital Markets		40,149,053

Chemicals - 1.5%
Air Products & Chemicals, Inc.	6,967	2,086,826
Albemarle Corp.	1,576	351,590
Ashland, Inc.	1,905	165,564
Avient Corp.	6,108	249,817
Cabot Corp.	3,398	227,292
Celanese Corp.	4,731	547,850
CF Industries Holdings, Inc.	6,978	484,413
Chemours Co.	8,387	309,396
Corteva, Inc.	12,342	707,197
Dow, Inc.	56,650	3,017,179
DuPont de Nemours, Inc.	14,103	1,007,518
Eastman Chemical Co.	7,142	597,928
Ecolab, Inc.	6,251	1,166,999
Element Solutions, Inc.	10,576	203,059
FMC Corp.	3,534	368,738
Huntsman Corp.	14,389	388,791
Kronos Worldwide, Inc.	18,384	160,492
Mativ Holdings, Inc.	7,528	113,823
Mosaic Co.	7,081	247,835
NewMarket Corp.	445	178,943
Olin Corp.	5,121	263,168
PPG Industries, Inc.	6,632	983,526
RPM International, Inc.	4,204	377,225
Scotts Miracle-Gro Co.(a)	4,863	304,862
Sensient Technologies Corp.	2,507	178,323
Sherwin-Williams Co.	3,731	990,655
Westlake Corp.	2,711	323,883

Total Chemicals		16,002,892

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	3,268	139,380
Brady Corp., Class A	4,629	220,201
Brink’s Co.	8	543
Cintas Corp.	2,302	1,144,278
Deluxe Corp.	2,881	50,360
HNI Corp.	10,450	294,481
MillerKnoll, Inc.	11,891	175,749
MSA Safety, Inc.	1,268	220,581
Pitney Bowes, Inc.	17,012	60,222
Republic Services, Inc.	7,886	1,207,899
Rollins, Inc.	17,211	737,147
Tetra Tech, Inc.	1,162	190,266
Waste Management, Inc.	13,961	2,421,117

Total Commercial Services & Supplies		6,862,224

Communications Equipment - 1.5%
Cisco Systems, Inc.	284,690	14,729,861
Juniper Networks, Inc.	16,965	531,513
Motorola Solutions, Inc.	4,096	1,201,275
Ubiquiti, Inc.(a)	262	46,046

Total Communications Equipment		16,508,695

Construction & Engineering - 0.1%
AECOM	3,370	285,405
MDU Resources Group, Inc.	12,216	255,803
Quanta Services, Inc.	1,814	356,361

Total Construction & Engineering		897,569

Construction Materials - 0.1%
Eagle Materials, Inc.	1,204	224,449
Martin Marietta Materials, Inc.	997	460,305
Vulcan Materials Co.	2,295	517,385

Total Construction Materials		1,202,139

Consumer Finance - 0.7%
Ally Financial, Inc.	23,471	633,952
American Express Co.	14,911	2,597,496
Bread Financial Holdings, Inc.	3,901	122,452
Capital One Financial Corp.	14,916	1,631,363
Discover Financial Services	9,627	1,124,915
FirstCash Holdings, Inc.	4,291	400,479
Navient Corp.	10,204	189,590
OneMain Holdings, Inc.	12,650	552,679
SLM Corp.	12,258	200,051
Synchrony Financial	18,974	643,598

Total Consumer Finance		8,096,575

Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos., Inc., Class A	19,803	432,101
Casey’s General Stores, Inc.	733	178,764
Costco Wholesale Corp.	7,290	3,924,790
Dollar General Corp.	3,159	536,335
Kroger Co.	24,449	1,149,103
SpartanNash Co.	8,769	197,390
Sysco Corp.	26,533	1,968,749
Target Corp.	19,449	2,565,323
Walgreens Boots Alliance, Inc.	60,846	1,733,503
Walmart, Inc.	60,638	9,531,081

Total Consumer Staples Distribution & Retail		22,217,139

Containers & Packaging - 0.4%
AptarGroup, Inc.	2,009	232,763
Avery Dennison Corp.	1,918	329,512
Berry Global Group, Inc.	3,248	208,976
Graphic Packaging Holding Co.	12,538	301,288
Greif, Inc., Class A	4,761	327,985
International Paper Co.	26,976	858,107
Packaging Corp. of America	7,520	993,843
Pactiv Evergreen, Inc.	12,974	98,213
Sealed Air Corp.	3,664	146,560
Silgan Holdings, Inc.	1,603	75,165
Sonoco Products Co.	7,570	446,782
Westrock Co.	12,874	374,247

Total Containers & Packaging		4,393,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Distributors - 0.2%
Genuine Parts Co.	6,215	$1,051,764
LKQ Corp.	9,427	549,311
Pool Corp.	1,004	376,139

Total Distributors		1,977,214

Diversified Consumer Services - 0.1%
ADT, Inc.	24,649	148,633
H&R Block, Inc.	10,852	345,853
Service Corp. International	4,813	310,872
Strategic Education, Inc.	2,081	141,175

Total Diversified Consumer Services		946,533

Diversified REITs - 0.1%
Broadstone Net Lease, Inc.	55	849
Essential Properties Realty Trust, Inc.	8,795	207,034
W.P. Carey, Inc.	13,355	902,264

Total Diversified REITs		1,110,147

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	633,211	10,099,716
Cogent Communications Holdings, Inc.	6,260	421,235

Total Diversified Telecommunication Services		10,520,951

Electric Utilities - 3.6%
ALLETE, Inc.	3,968	230,025
Alliant Energy Corp.	12,887	676,310
American Electric Power Co., Inc.	40,193	3,384,251
Avangrid, Inc.	23,667	891,773
Constellation Energy Corp.	4,336	396,961
Duke Energy Corp.	44,991	4,037,492
Edison International	24,900	1,729,305
Entergy Corp.	11,273	1,097,652
Evergy, Inc.	14,800	864,616
Eversource Energy	23,353	1,656,195
Exelon Corp.	49,775	2,027,833
FirstEnergy Corp.	47,386	1,842,368
Hawaiian Electric Industries, Inc.	5,810	210,322
IDACORP, Inc.	3,333	341,966
MGE Energy, Inc.	3,213	254,180
NextEra Energy, Inc.	91,458	6,786,184
NRG Energy, Inc.	11,855	443,258
OGE Energy Corp.	22,244	798,782
Otter Tail Corp.(a)	3,509	277,071
Pinnacle West Capital Corp.	7,362	599,709
PNM Resources, Inc.	4,663	210,301
Portland General Electric Co.	8,274	387,471
PPL Corp.	36,036	953,513
Southern Co.	98,174	6,896,723
Xcel Energy, Inc.	33,608	2,089,409

Total Electric Utilities		39,083,670

Electrical Equipment - 0.4%
AMETEK, Inc.	3,280	530,966
Emerson Electric Co.	20,550	1,857,515
Hubbell, Inc.	2,727	904,164
Regal Rexnord Corp.	1,577	242,700
Rockwell Automation, Inc.	3,360	1,106,952

Total Electrical Equipment		4,642,297

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	14,187	1,205,186
Avnet, Inc.	6,362	320,963
CDW Corp.	2,833	519,855
Climb Global Solutions, Inc.	5	239
Cognex Corp.	3,378	189,236
Corning, Inc.	41,541	1,455,597
Jabil, Inc.	2,874	310,191
Littelfuse, Inc.	832	242,370
National Instruments Corp.	7,141	409,893
Richardson Electronics Ltd.	2,276	37,554
TD SYNNEX Corp.	2,866	269,404
Vishay Intertechnology, Inc.	8,408	247,195

Total Electronic Equipment, Instruments & Components		5,207,683

Energy Equipment & Services - 0.3%
Archrock, Inc.	25,132	257,603
Baker Hughes Co.	41,037	1,297,180
ChampionX Corp.	5,756	178,666
Halliburton Co.	23,288	768,271
Helmerich & Payne, Inc.	4,633	164,240
NOV, Inc.	14,607	234,296
Patterson-UTI Energy, Inc.	9,919	118,730

Total Energy Equipment & Services		3,018,986

Entertainment - 0.1%
Activision Blizzard, Inc.*	9,233	778,342
Electronic Arts, Inc.	3,870	501,939
Warner Music Group Corp., Class A	4,937	128,806

Total Entertainment		1,409,087

Financial Services - 1.7%
Apollo Global Management, Inc.	21,306	1,636,514
Enact Holdings, Inc.	10,667	268,062
Equitable Holdings, Inc.	15,508	421,197
Fidelity National Information Services, Inc.	23,413	1,280,691
Global Payments, Inc.	4,499	443,242
Jack Henry & Associates, Inc.	2,159	361,265
Jackson Financial, Inc., Class A	8,082	247,390
MasterCard, Inc., Class A	11,783	4,634,254
MGIC Investment Corp.	21,389	337,732
PennyMac Financial Services, Inc.	1,904	133,870
Radian Group, Inc.	15,300	386,784
TFS Financial Corp.	21,210	266,610
UWM Holdings Corp.	10,688	59,853
Visa, Inc., Class A	30,703	7,291,348
Voya Financial, Inc.	2,102	150,734
Walker & Dunlop, Inc.	1,819	143,865

Total Financial Services		18,063,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Food Products - 1.8%
Archer-Daniels-Midland Co.	16,202	$1,224,223
Cal-Maine Foods, Inc.	4,988	224,460
Campbell Soup Co.	13,728	627,507
Conagra Brands, Inc.	26,155	881,947
Flowers Foods, Inc.	18,449	459,011
General Mills, Inc.	33,832	2,594,914
Hershey Co.	6,564	1,639,031
Hormel Foods Corp.	20,124	809,387
Ingredion, Inc.	3,751	397,418
J.M. Smucker Co.	4,874	719,744
Kellogg Co.	24,151	1,627,777
Kraft Heinz Co.	75,179	2,668,855
Lamb Weston Holdings, Inc.	3,193	367,035
Lancaster Colony Corp.	819	164,693
McCormick & Co., Inc., Non-Voting Shares	8,155	711,361
Mondelez International, Inc., Class A	46,668	3,403,964
Tyson Foods, Inc., Class A	12,484	637,183

Total Food Products		19,158,510

Gas Utilities - 0.3%
Atmos Energy Corp.	6,572	764,587
Chesapeake Utilities Corp.	1,767	210,273
National Fuel Gas Co.	7,519	386,176
New Jersey Resources Corp.	9,067	427,962
Northwest Natural Holding Co.	6,809	293,127
ONE Gas, Inc.	3,914	300,634
Southwest Gas Holdings, Inc.	4,003	254,791
Spire, Inc.	3,217	204,087
UGI Corp.	4,731	127,595

Total Gas Utilities		2,969,232

Ground Transportation - 1.2%
CSX Corp.	62,300	2,124,430
JB Hunt Transport Services, Inc.	2,242	405,869
Knight-Swift Transportation Holdings, Inc.	2,821	156,735
Landstar System, Inc.	983	189,267
Norfolk Southern Corp.	10,702	2,426,786
Old Dominion Freight Line, Inc.	1,646	608,609
Ryder System, Inc.	4,117	349,080
Union Pacific Corp.	34,110	6,979,588

Total Ground Transportation		13,240,364

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	69,115	7,534,917
Becton Dickinson & Co.	6,117	1,614,949
Cooper Cos., Inc.	637	244,245
Dentsply Sirona, Inc.	8,469	338,929
ResMed, Inc.	2,011	439,404
Stryker Corp.	6,642	2,026,408
Teleflex, Inc.	794	192,172
Zimmer Biomet Holdings, Inc.	2,793	406,661

Total Health Care Equipment & Supplies		12,797,685

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	3,958	761,638
Cardinal Health, Inc.	11,570	1,094,175
Chemed Corp.	296	160,334
Cigna Group	9,841	2,761,385
CVS Health Corp.	63,605	4,397,014
Elevance Health, Inc.	5,245	2,330,301
Encompass Health Corp.	3,674	248,766
HCA Healthcare, Inc.	4,238	1,286,148
Humana, Inc.	1,697	758,780
Laboratory Corp. of America Holdings	1,992	480,729
McKesson Corp.	1,915	818,299
Patterson Cos., Inc.	7,771	258,463
Premier, Inc., Class A	409	11,313
Quest Diagnostics, Inc.	3,662	514,731
Select Medical Holdings Corp.	5,966	190,077
UnitedHealth Group, Inc.	25,791	12,396,186
Universal Health Services, Inc., Class B	1,279	201,788

Total Health Care Providers & Services		28,670,127

Health Care REITs - 0.4%
Healthpeak Properties, Inc.	28,146	565,735
Omega Healthcare Investors, Inc.	26,633	817,367
Physicians Realty Trust	9,145	127,939
Sabra Health Care REIT, Inc.	15,950	187,731
Ventas, Inc.	19,088	902,290
Welltower, Inc.	21,451	1,735,171

Total Health Care REITs		4,336,233

Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	19,480	294,343
Host Hotels & Resorts, Inc.	16,899	284,410

Total Hotel & Resort REITs		578,753

Hotels, Restaurants & Leisure - 2.2%
Aramark	5,800	249,690
Bloomin’ Brands, Inc.	10,910	293,370
Boyd Gaming Corp.	3,342	231,834
Cheesecake Factory, Inc.	6,708	231,963
Choice Hotels International, Inc.	991	116,462
Churchill Downs, Inc.	1,091	151,834
Cracker Barrel Old Country Store, Inc.	2,393	222,980
Darden Restaurants, Inc.	9,461	1,580,744
Dine Brands Global, Inc.	3,367	195,387
Domino’s Pizza, Inc.	917	309,020
Hilton Worldwide Holdings, Inc.	3,091	449,895
Jack in the Box, Inc.	1,218	118,792
Marriott International, Inc., Class A	7,086	1,301,627
Marriott Vacations Worldwide Corp.	1,739	213,410
McDonald’s Corp.	36,431	10,871,375
Papa John’s International, Inc.	5	369
Red Rock Resorts, Inc., Class A	2,961	138,516
Starbucks Corp.	35,034	3,470,468
Texas Roadhouse, Inc.	4,070	456,980
Travel & Leisure Co.	6,577	265,316
Vail Resorts, Inc.	1,921	483,631
Wendy’s Co.	9,496	206,538
Wyndham Hotels & Resorts, Inc.	5,158	353,684
Yum! Brands, Inc.	10,449	1,447,709

Total Hotels, Restaurants & Leisure		23,361,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Household Durables - 0.4%
Century Communities, Inc.	6,915	$529,827
D.R. Horton, Inc.	5,395	656,518
KB Home	8,117	419,730
La-Z-Boy, Inc.	9,466	271,106
Leggett & Platt, Inc.	9,403	278,517
Lennar Corp., Class A	7,258	909,500
MDC Holdings, Inc.	5,063	236,796
PulteGroup, Inc.	5,339	414,734
Tempur Sealy International, Inc.	5,326	213,413
Toll Brothers, Inc.	11	870

Total Household Durables		3,931,011

Household Products - 1.9%
Church & Dwight Co., Inc.	5,437	544,951
Clorox Co.	5,922	941,835
Colgate-Palmolive Co.	43,662	3,363,720
Energizer Holdings, Inc.	6,102	204,905
Kimberly-Clark Corp.	16,816	2,321,617
Procter & Gamble Co.	87,179	13,228,541
Reynolds Consumer Products, Inc.	9,990	282,218
Spectrum Brands Holdings, Inc.	2,392	186,696

Total Household Products		21,074,483

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	23,205	481,040
Clearway Energy, Inc., Class A	5,115	138,105
Clearway Energy, Inc., Class C	8,074	230,593
Vistra Corp.	31,176	818,370

Total Independent Power & Renewable Electricity Producers		1,668,108

Industrial Conglomerates - 0.9%
3M Co.	39,762	3,979,779
General Electric Co.	14,124	1,551,521
Honeywell International, Inc.	19,350	4,015,125

Total Industrial Conglomerates		9,546,425

Industrial REITs - 0.5%
Americold Realty Trust, Inc.	4,693	151,584
EastGroup Properties, Inc.	1,937	336,263
First Industrial Realty Trust, Inc.	5,765	303,470
Innovative Industrial Properties, Inc.	2	146
LXP Industrial Trust	11,457	111,706
Prologis, Inc.	36,172	4,435,772
Rexford Industrial Realty, Inc.	4,004	209,089
STAG Industrial, Inc.	7,700	276,276

Total Industrial REITs		5,824,306

Insurance - 2.4%
Aflac, Inc.	32,465	2,266,057
Allstate Corp.	10,632	1,159,313
American Financial Group, Inc.	3,104	368,600
American International Group, Inc.	33,948	1,953,368
Arthur J Gallagher & Co.	3,826	840,075
Assurant, Inc.	1,915	240,754
Brown & Brown, Inc.	4,768	328,229
Cincinnati Financial Corp.	6,564	638,808
CNA Financial Corp.	15,175	586,059
CNO Financial Group, Inc.	9,332	220,888
Erie Indemnity Co., Class A	1,383	290,444
Fidelity National Financial, Inc.	16,854	606,744
First American Financial Corp.	6,620	377,472
Globe Life, Inc.	1,300	142,506
Hanover Insurance Group, Inc.	2,210	249,796
Hartford Financial Services Group, Inc.	15,569	1,121,279
Horace Mann Educators Corp.	6,586	195,341
Kemper Corp.	2,974	143,525
Loews Corp.	2,205	130,933
Marsh & McLennan Cos., Inc.	16,217	3,050,093
Mercury General Corp.	3,957	119,778
MetLife, Inc.	34,603	1,956,108
Old Republic International Corp.	24,619	619,660
Primerica, Inc.	1,602	316,812
Principal Financial Group, Inc.	16,447	1,247,341
Progressive Corp.	6,519	862,920
Prudential Financial, Inc.	24,355	2,148,598
Reinsurance Group of America, Inc.	4,077	565,439
RLI Corp.	944	128,828
Safety Insurance Group, Inc.	2,748	197,087
Selective Insurance Group, Inc.	1,721	165,130
Stewart Information Services Corp.	4,324	177,889
Travelers Cos., Inc.	10,195	1,770,464
Unum Group	16,648	794,110
W.R. Berkley Corp.	5,184	308,759

Total Insurance		26,289,207

Interactive Media & Services - 0.0%
Shutterstock, Inc.	5,346	260,190

IT Services - 0.8%
Cognizant Technology Solutions Corp., Class A	14,670	957,657
International Business Machines Corp.	59,848	8,008,261

Total IT Services		8,965,918

Leisure Products - 0.1%
Acushnet Holdings Corp.	2,716	148,511
Brunswick Corp.	2,723	235,921
Hasbro, Inc.	9,746	631,248
Polaris, Inc.	2,340	282,976
Sturm Ruger & Co., Inc.	3,286	174,027

Total Leisure Products		1,472,683

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	4,291	515,993
Bruker Corp.	2,110	155,971
Danaher Corp.	8,849	2,123,760
Revvity, Inc.	2,101	249,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Thermo Fisher Scientific, Inc.	4,646	$2,424,050
West Pharmaceutical Services, Inc.	1,144	437,546

Total Life Sciences Tools & Services		5,906,898

Machinery - 2.5%
AGCO Corp.	1,337	175,709
Allison Transmission Holdings, Inc.	5,883	332,154
Caterpillar, Inc.	24,092	5,927,837
Crane NXT Co.	3,995	225,478
Cummins, Inc.	5,766	1,413,593
Deere & Co.	4,937	2,000,423
Donaldson Co., Inc.	8,217	513,645
Dover Corp.	4,522	667,673
Flowserve Corp.	7,421	275,690
Fortive Corp.	5,667	423,722
Graco, Inc.	6,798	587,007
Hillenbrand, Inc.	3,907	200,351
IDEX Corp.	2,134	459,365
Illinois Tool Works, Inc.	15,854	3,966,037
Ingersoll Rand, Inc.	6,943	453,794
ITT, Inc.	4,116	383,652
Kennametal, Inc.	26	738
Lincoln Electric Holdings, Inc.	3,121	619,924
Mueller Industries, Inc.	3,406	297,276
Mueller Water Products, Inc., Class A	22,662	367,804
Nordson Corp.	1,950	483,951
Oshkosh Corp.	2,308	199,850
Otis Worldwide Corp.	14,133	1,257,978
PACCAR, Inc.	16,106	1,347,267
Parker-Hannifin Corp.	3,856	1,503,994
Snap-on, Inc.	3,350	965,436
Timken Co.	5,134	469,915
Toro Co.	3,407	346,322
Trinity Industries, Inc.	6,972	179,250
Westinghouse Air Brake Technologies Corp.	3,072	336,906
Xylem, Inc.	3,331	375,137

Total Machinery		26,757,878

Marine Transportation - 0.0%
Matson, Inc.	1,992	154,838

Media - 1.3%
Cable One, Inc.	271	178,069
Comcast Corp., Class A	202,048	8,395,094
Fox Corp., Class A	15,408	523,872
Fox Corp., Class B	1,636	52,172
Gray Television, Inc.	4,594	36,201
Interpublic Group of Cos., Inc.	22,328	861,414
John Wiley & Sons, Inc., Class A	3,764	128,089
New York Times Co., Class A	4,772	187,921
News Corp., Class A	19,131	373,054
News Corp., Class B	37	730
Nexstar Media Group, Inc.	2,133	355,251
Omnicom Group, Inc.	11,726	1,115,729
Paramount Global, Class B	51,169	814,099
Sirius XM Holdings, Inc.(a)	145,121	657,398
TEGNA, Inc.	13,503	219,289

Total Media		13,898,382

Metals & Mining - 0.5%
Alcoa Corp.	1,322	44,855
Commercial Metals Co.	7,753	408,273
Freeport-McMoRan, Inc.	35,194	1,407,760
Kaiser Aluminum Corp.	1,911	136,904
Nucor Corp.	7,853	1,287,735
Reliance Steel & Aluminum Co.	2,824	766,970
Royal Gold, Inc.	2,666	306,004
Steel Dynamics, Inc.	5,505	599,660
United States Steel Corp.	5,840	146,058

Total Metals & Mining		5,104,219

Multi-Utilities - 1.4%
Ameren Corp.	10,331	843,733
Avista Corp.	5,270	206,953
Black Hills Corp.	3,556	214,285
CenterPoint Energy, Inc.	35,002	1,020,308
CMS Energy Corp.	13,963	820,326
Consolidated Edison, Inc.	24,503	2,215,071
Dominion Energy, Inc.	56,512	2,926,756
DTE Energy Co.	14,333	1,576,917
NiSource, Inc.	23,545	643,956
NorthWestern Corp.	3,747	212,680
Public Service Enterprise Group, Inc.	26,272	1,644,890
Sempra Energy	14,105	2,053,547
WEC Energy Group, Inc.	15,034	1,326,600

Total Multi-Utilities		15,706,022

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	6,280	712,717
Cousins Properties, Inc.	8,125	185,250
Highwoods Properties, Inc.	35	837
Kilroy Realty Corp.	25	752
Piedmont Office Realty Trust, Inc., Class A	35,148	255,526
SL Green Realty Corp.	3,408	102,411

Total Office REITs		1,257,493

Oil, Gas & Consumable Fuels - 9.5%
Antero Midstream Corp.	66,595	772,502
APA Corp.	11,250	384,412
Arch Resources, Inc.	2,043	230,369
California Resources Corp.	4,605	208,560
Cheniere Energy, Inc.	5,708	869,671
Chesapeake Energy Corp.	16,110	1,348,085
Chevron Corp.	139,785	21,995,170
Chord Energy Corp.	4,694	721,937
Civitas Resources, Inc.	10,271	712,499
Comstock Resources, Inc.	19,403	225,075
ConocoPhillips	48,952	5,071,917
CONSOL Energy, Inc.	4,823	327,048
Coterra Energy, Inc.	91,008	2,302,502
CVR Energy, Inc.	10,943	327,852
Devon Energy Corp.	75,009	3,625,935
Diamondback Energy, Inc.	16,915	2,221,954
DTE Midstream LLC	7,547	374,105
EOG Resources, Inc.	32,335	3,700,417
EQT Corp.	9,726	400,030
Equitrans Midstream Corp.	47,194	451,175
Exxon Mobil Corp.	316,507	33,945,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Hess Corp.	6,111	$830,790
HF Sinclair Corp.	11,212	500,167
Kinetik Holdings, Inc.	5,198	182,658
Magnolia Oil & Gas Corp., Class A	9,239	193,095
Marathon Oil Corp.	16,983	390,949
Marathon Petroleum Corp.	19,993	2,331,184
Matador Resources Co.	2,818	147,438
Murphy Oil Corp.	8,261	316,396
Northern Oil & Gas, Inc.	8,119	278,644
Occidental Petroleum Corp.	16,195	952,266
Ovintiv, Inc.	8,896	338,671
PBF Energy, Inc., Class A	7,178	293,867
PDC Energy, Inc.	3,770	268,198
Permian Resources Corp.	14,160	155,194
Phillips 66	26,032	2,482,932
Pioneer Natural Resources Co.	26,599	5,510,781
Range Resources Corp.	6,277	184,544
Sitio Royalties Corp., Class A	8,038	211,158
SM Energy Co.	4,220	133,479
Targa Resources Corp.	7,598	578,208
Texas Pacific Land Corp.	133	175,094
Valero Energy Corp.	27,801	3,261,057
Williams Cos., Inc.	87,147	2,843,607

Total Oil, Gas & Consumable Fuels		102,776,968

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,481	186,025
Sylvamo Corp.	2,448	99,022

Total Paper & Forest Products		285,047

Personal Care Products - 0.1%
Edgewell Personal Care Co.	3,153	130,251
Estee Lauder Cos., Inc., Class A	4,219	828,527
Inter Parfums, Inc.	2,366	319,954
Medifast, Inc.	904	83,313
Nu Skin Enterprises, Inc., Class A	5,372	178,350

Total Personal Care Products		1,540,395

Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	128,052	8,188,925
Eli Lilly & Co.	23,421	10,983,981
Johnson & Johnson	99,583	16,482,978
Merck & Co., Inc.	152,262	17,569,512
Organon & Co.	25,610	532,944
Pfizer, Inc.	398,872	14,630,625
Viatris, Inc.	83,929	837,612
Zoetis, Inc.	5,537	953,527

Total Pharmaceuticals		70,180,104

Professional Services - 1.1%
Automatic Data Processing, Inc.	18,176	3,994,903
Booz Allen Hamilton Holding Corp.	3,586	400,198
Broadridge Financial Solutions, Inc.	3,587	594,115
Concentrix Corp.	487	39,325
Dun & Bradstreet Holdings, Inc.	15,094	174,638
Equifax, Inc.	1,802	424,011
Exponent, Inc.	1,734	161,817
Insperity, Inc.	2,307	274,441
Jacobs Solutions, Inc.	2,092	248,718
KBR, Inc.	2,618	170,327
Korn Ferry	2,943	145,796
Leidos Holdings, Inc.	3,101	274,376
ManpowerGroup, Inc.	4,017	318,950
Maximus, Inc.	1,989	168,090
Paychex, Inc.	20,769	2,323,428
Robert Half International, Inc.	4,498	338,340
Science Applications International Corp.	2,455	276,138
SS&C Technologies Holdings, Inc.	7,360	446,016
TTEC Holdings, Inc.	3,175	107,442
Verisk Analytics, Inc.	2,379	537,725

Total Professional Services		11,418,794

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	54	882

Residential REITs - 0.6%
American Homes 4 Rent, Class A	6,741	238,969
Apartment Income REIT Corp.	10,048	362,632
AvalonBay Communities, Inc.	6,545	1,238,772
Camden Property Trust	2,926	318,554
Equity LifeStyle Properties, Inc.	4,585	306,691
Equity Residential	18,810	1,240,896
Essex Property Trust, Inc.	3,090	723,987
Invitation Homes, Inc.	18,336	630,758
Mid-America Apartment Communities, Inc.	6,554	995,290
Sun Communities, Inc.	2,401	313,235
UDR, Inc.	13,142	564,580

Total Residential REITs		6,934,364

Retail REITs - 1.0%
Agree Realty Corp.	3,342	218,533
Brixmor Property Group, Inc.	22,858	502,876
Federal Realty Investment Trust	5,355	518,203
Kimco Realty Corp.	31,899	629,048
Kite Realty Group Trust	8,071	180,306
Macerich Co.	18	203
NNN REIT, Inc.	15,274	653,575
Realty Income Corp.	41,307	2,469,746
Regency Centers Corp.	6,736	416,083
Retail Opportunity Investments Corp.	12,967	175,184
Simon Property Group, Inc.	36,227	4,183,494
Spirit Realty Capital, Inc.	14,232	560,456
Tanger Factory Outlet Centers, Inc.	5,648	124,651

Total Retail REITs		10,632,358

Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc.	6,340	188,615
Analog Devices, Inc.	13,516	2,633,052
Applied Materials, Inc.	12,925	1,868,179
Broadcom, Inc.	18,600	16,134,198
KLA Corp.	3,309	1,604,931
Lam Research Corp.	3,209	2,062,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
Microchip Technology, Inc.	13,903	$1,245,570
Micron Technology, Inc.	14,898	940,213
MKS Instruments, Inc.(a)	1,838	198,688
Monolithic Power Systems, Inc.	779	420,839
NVIDIA Corp.	30,487	12,896,611
Power Integrations, Inc.	9	852
QUALCOMM, Inc.	40,880	4,866,355
Skyworks Solutions, Inc.	6,995	774,276
Teradyne, Inc.	2,541	282,889
Texas Instruments, Inc.	37,778	6,800,796
Universal Display Corp.	1,392	200,629

Total Semiconductors & Semiconductor Equipment		53,119,631

Software - 4.8%
A10 Networks, Inc.	8,139	118,748
Bentley Systems, Inc., Class B	4,823	261,551
Dolby Laboratories, Inc., Class A	2,074	173,552
Gen Digital, Inc.	21,589	400,476
InterDigital, Inc.	2,118	204,493
Intuit, Inc.	3,731	1,709,507
Microsoft Corp.	121,475	41,367,097
Oracle Corp.	64,858	7,723,939
Roper Technologies, Inc.	1,279	614,943

Total Software		52,574,306

Specialized REITs - 2.0%
American Tower Corp.	18,666	3,620,084
Crown Castle, Inc.	27,378	3,119,449
CubeSmart	15,845	707,638
Digital Realty Trust, Inc.	17,097	1,946,835
EPR Properties	8,730	408,564
Equinix, Inc.	2,151	1,686,255
Extra Space Storage, Inc.	6,191	921,530
Gaming & Leisure Properties, Inc.	18,370	890,210
Iron Mountain, Inc.	15,912	904,120
Lamar Advertising Co., Class A	7,491	743,482
Life Storage, Inc.	5,810	772,498
National Storage Affiliates Trust	5,367	186,933
PotlatchDeltic Corp.	2,658	140,475
Public Storage	9,943	2,902,163
Rayonier, Inc.	4,301	135,051
SBA Communications Corp.	1,305	302,447
Uniti Group, Inc.	8,825	40,771
VICI Properties, Inc.	62,140	1,953,060
Weyerhaeuser Co.	16,070	538,506

Total Specialized REITs		21,920,071

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	3,888	273,326
Bath & Body Works, Inc.	7,268	272,550
Best Buy Co., Inc.	14,480	1,186,636
Big 5 Sporting Goods Corp.	29	266
Buckle, Inc.	5,814	201,164
Camping World Holdings, Inc., Class A	2,665	80,217
Dick’s Sporting Goods, Inc.	2,128	281,300
Foot Locker, Inc.	6,446	174,751
Gap, Inc.	25,114	224,268
Guess?, Inc.	10,303	200,393
Home Depot, Inc.	36,437	11,318,790
Lithia Motors, Inc.	655	199,192
Lowe’s Cos., Inc.	18,739	4,229,392
Penske Automotive Group, Inc.	2,936	489,226
Ross Stores, Inc.	5,918	663,585
TJX Cos., Inc.	26,548	2,251,005
Tractor Supply Co.	2,937	649,371
Upbound Group, Inc.	7,207	224,354
Valvoline, Inc.	7,302	273,898
Williams-Sonoma, Inc.	3,378	422,723

Total Specialty Retail		23,616,407

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	224,361	43,519,303
Hewlett Packard Enterprise Co.	60,967	1,024,245
HP, Inc.	56,453	1,733,672
NetApp, Inc.	11,709	894,568
Xerox Holdings Corp.	16,224	241,575

Total Technology Hardware, Storage & Peripherals		47,413,363

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	2,081	151,081
Columbia Sportswear Co.	1,762	136,097
Kontoor Brands, Inc.	5,425	228,392
Levi Strauss & Co., Class A(a)	9,799	141,399
NIKE, Inc., Class B	23,681	2,613,672
Oxford Industries, Inc.	1,459	143,595
Ralph Lauren Corp.	1,857	228,968
Steven Madden Ltd.	13	425
Tapestry, Inc.	13,552	580,026
Wolverine World Wide, Inc.	4,745	69,704

Total Textiles, Apparel & Luxury Goods		4,293,359

Tobacco - 2.3%
Altria Group, Inc.	193,626	8,771,258
Philip Morris International, Inc.	163,198	15,931,389
Universal Corp.	4,642	231,821
Vector Group Ltd.	26,640	341,258

Total Tobacco		25,275,726

Trading Companies & Distributors - 0.6%
Air Lease Corp.	6,198	259,386
Applied Industrial Technologies, Inc.	2,206	319,495
Fastenal Co.	33,003	1,946,847
GATX Corp.	1,270	163,500
H&E Equipment Services, Inc.	5,289	241,972
Herc Holdings, Inc.	1,450	198,433
MSC Industrial Direct Co., Inc., Class A	5,157	491,359
Rush Enterprises, Inc., Class A	4,406	267,620
Veritiv Corp.	1,053	132,267
W.W. Grainger, Inc.	1,355	1,068,540
Watsco, Inc.(a)	2,703	1,031,113

Total Trading Companies & Distributors		6,120,532

Water Utilities - 0.1%
American States Water Co.	1,374	119,538
American Water Works Co., Inc.	5,459	779,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

Investments	Shares	Value
California Water Service Group	2,656	$137,130
Essential Utilities, Inc.	10,633	424,363

Total Water Utilities		1,460,303

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	10,507	86,473

Total United States		1,081,235,391

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	19,793	241,870
OFG Bancorp	11,832	308,579
Popular, Inc.	4,817	291,525

Total Puerto Rico		841,974

TOTAL COMMON STOCKS (Cost: $876,395,229)		1,082,077,365

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $2,069,966)	2,069,966	2,069,966

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $878,465,195)		1,084,147,331
Other Assets less Liabilities - 0.1%		693,695

NET ASSETS - 100.0%		$1,084,841,026

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,462,824 and the total market value of the collateral held by the Fund was $3,552,591. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,482,625.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,082,077,365	$—	$—	$1,082,077,365
Investment of Cash Collateral for Securities Loaned	—	2,069,966	—	2,069,966

Total Investments in Securities	$1,082,077,365	$2,069,966	$—	$1,084,147,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.0%
Woodward, Inc.	12,371	$1,471,036

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	12,923	1,219,285
Expeditors International of Washington, Inc.	9,368	1,134,746

Total Air Freight & Logistics		2,354,031

Biotechnology - 1.0%
Amgen, Inc.	6,331	1,405,609

Broadline Retail - 1.6%
Dillard’s, Inc., Class A	2,324	758,275
eBay, Inc.	19,085	852,908
Macy’s, Inc.	39,894	640,299

Total Broadline Retail		2,251,482

Building Products - 5.2%
Builders FirstSource, Inc.*	19,561	2,660,296
Fortune Brands Innovations, Inc.	21,251	1,529,009
Masco Corp.	25,309	1,452,230
Owens Corning	13,111	1,710,986

Total Building Products		7,352,521

Capital Markets - 2.0%
Affiliated Managers Group, Inc.	4,083	612,001
Jefferies Financial Group, Inc.	23,095	766,061
Morgan Stanley	8,312	709,845
T. Rowe Price Group, Inc.	6,161	690,155

Total Capital Markets		2,778,062

Chemicals - 3.5%
Dow, Inc.	25,868	1,377,730
Eastman Chemical Co.	15,146	1,268,023
Mosaic Co.	29,200	1,022,000
Olin Corp.	24,179	1,242,559

Total Chemicals		4,910,312

Communications Equipment - 1.2%
Ciena Corp.*	19,067	810,157
Cisco Systems, Inc.	18,068	934,838

Total Communications Equipment		1,744,995

Construction & Engineering - 1.0%
EMCOR Group, Inc.	7,956	1,470,110

Consumer Finance - 1.8%
Credit Acceptance Corp.*(a)	1,753	890,401
Discover Financial Services	7,848	917,039
Synchrony Financial	23,749	805,566

Total Consumer Finance		2,613,006

Containers & Packaging - 2.4%
Berry Global Group, Inc.	21,085	1,356,609
International Paper Co.	35,038	1,114,559
Westrock Co.	32,074	932,391

Total Containers & Packaging		3,403,559

Distributors - 0.6%
LKQ Corp.	15,303	891,706

Diversified Consumer Services - 0.9%
H&R Block, Inc.	19,748	629,369
Service Corp. International	9,994	645,512

Total Diversified Consumer Services		1,274,881

Electric Utilities - 1.6%
NRG Energy, Inc.	39,305	1,469,614
PPL Corp.	29,687	785,518

Total Electric Utilities		2,255,132

Electrical Equipment - 0.7%
Acuity Brands, Inc.	6,357	1,036,700

Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.*	11,893	1,703,434
Jabil, Inc.	13,032	1,406,544

Total Electronic Equipment, Instruments & Components		3,109,978

Financial Services - 2.0%
Equitable Holdings, Inc.	28,427	772,077
FleetCor Technologies, Inc.*	4,535	1,138,648
Voya Financial, Inc.	13,493	967,583

Total Financial Services		2,878,308

Food Products - 0.7%
Post Holdings, Inc.*	11,140	965,281

Ground Transportation - 3.2%
Avis Budget Group, Inc.*	7,521	1,719,827
CSX Corp.	28,616	975,806
Norfolk Southern Corp.	3,774	855,792
Union Pacific Corp.	4,489	918,539

Total Ground Transportation		4,469,964

Health Care Providers & Services - 8.9%
Cardinal Health, Inc.	27,500	2,600,675
Cigna Group	5,587	1,567,712
HCA Healthcare, Inc.	9,420	2,858,781
Laboratory Corp. of America Holdings	8,784	2,119,843
McKesson Corp.	4,190	1,790,429
Quest Diagnostics, Inc.	12,235	1,719,752

Total Health Care Providers & Services		12,657,192

Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	12,285	852,210
Darden Restaurants, Inc.	5,133	857,622
Marriott Vacations Worldwide Corp.	6,032	740,247
Wyndham Hotels & Resorts, Inc.	8,587	588,811

Total Hotels, Restaurants & Leisure		3,038,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2023

Investments	Shares	Value
Household Durables - 4.1%
Lennar Corp., Class A	8,251	$1,033,933
NVR, Inc.*	174	1,105,008
PulteGroup, Inc.	18,569	1,442,440
Tempur Sealy International, Inc.	26,658	1,068,186
Toll Brothers, Inc.	14,519	1,148,017

Total Household Durables		5,797,584

Insurance - 8.7%
Aflac, Inc.	13,897	970,011
Allstate Corp.	9,824	1,071,209
American International Group, Inc.	21,395	1,231,068
Fidelity National Financial, Inc.	34,088	1,227,168
First American Financial Corp.	24,203	1,380,055
Hartford Financial Services Group, Inc.	15,798	1,137,772
Loews Corp.	16,091	955,484
MetLife, Inc.	16,524	934,102
Primerica, Inc.	6,986	1,381,551
Principal Financial Group, Inc.	14,602	1,107,416
Prudential Financial, Inc.	10,347	912,812

Total Insurance		12,308,648

Interactive Media & Services - 2.2%
Meta Platforms, Inc., Class A*	10,956	3,144,153

IT Services - 1.7%
DXC Technology Co.*	50,201	1,341,371
GoDaddy, Inc., Class A*	14,092	1,058,732

Total IT Services		2,400,103

Leisure Products - 0.6%
Polaris, Inc.	6,538	790,640

Life Sciences Tools & Services - 1.1%
Medpace Holdings, Inc.*	6,582	1,580,799

Media - 5.2%
Charter Communications, Inc., Class A*	3,459	1,270,733
Comcast Corp., Class A	35,755	1,485,620
Fox Corp., Class A(a)	28,598	972,332
Liberty Broadband Corp., Class C*	14,944	1,197,164
Nexstar Media Group, Inc.	6,835	1,138,369
Omnicom Group, Inc.	13,329	1,268,254

Total Media		7,332,472

Metals & Mining - 4.3%
Alcoa Corp.	24,879	844,145
Nucor Corp.	8,539	1,400,225
Reliance Steel & Aluminum Co.	4,603	1,250,129
Steel Dynamics, Inc.	11,699	1,274,372
United States Steel Corp.	53,546	1,339,185

Total Metals & Mining		6,108,056

Oil, Gas & Consumable Fuels - 8.8%
Antero Resources Corp.*	25,469	586,551
APA Corp.	31,632	1,080,865
Chevron Corp.	5,330	838,676
ConocoPhillips	7,543	781,530
Devon Energy Corp.	14,871	718,864
Diamondback Energy, Inc.	7,299	958,797
Exxon Mobil Corp.	6,963	746,782
Magnolia Oil & Gas Corp., Class A	47,131	985,038
Marathon Oil Corp.	49,593	1,141,631
Marathon Petroleum Corp.	11,839	1,380,427
Ovintiv, Inc.	17,646	671,783
PDC Energy, Inc.	20,830	1,481,846
Valero Energy Corp.	9,835	1,153,646

Total Oil, Gas & Consumable Fuels		12,526,436

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	21,776	1,392,575

Real Estate Management & Development - 2.2%
Jones Lang LaSalle, Inc.*	8,399	1,308,564
Zillow Group, Inc., Class C*	36,108	1,814,788

Total Real Estate Management & Development		3,123,352

Residential REITs - 0.7%
Apartment Income REIT Corp.	28,086	1,013,624

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	8,262	1,194,189
KLA Corp.	2,892	1,402,678
Teradyne, Inc.	9,379	1,044,164

Total Semiconductors & Semiconductor Equipment		3,641,031

Software - 3.3%
Dolby Laboratories, Inc., Class A	13,537	1,132,776
Dropbox, Inc., Class A*	57,296	1,528,084
Fair Isaac Corp.*	1,367	1,106,190
Salesforce, Inc.*	4,210	889,405

Total Software		4,656,455

Specialty Retail - 4.7%
AutoNation, Inc.*	7,256	1,194,410
Bath & Body Works, Inc.	19,053	714,487
Best Buy Co., Inc.	9,889	810,404
Lithia Motors, Inc.	3,713	1,129,160
Lowe’s Cos., Inc.	4,011	905,283
Penske Automotive Group, Inc.	6,020	1,003,113
Williams-Sonoma, Inc.	7,234	905,263

Total Specialty Retail		6,662,120

Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	17,155	1,310,642

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	6,517	503,373
Ralph Lauren Corp.	7,719	951,753
Tapestry, Inc.	22,877	979,135

Total Textiles, Apparel & Luxury Goods		2,434,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

June 30, 2023

Investments	Shares	Value
Tobacco - 0.8%
Altria Group, Inc.	26,428	$1,197,188

TOTAL COMMON STOCKS (Cost: $129,548,401)		141,752,894

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $817,280)	817,280	817,280

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $130,365,681)		142,570,174
Other Assets less Liabilities - (0.5)%		(697,964)

NET ASSETS - 100.0%		$141,872,210

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2023. At June 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,676,098 and the total market value of the collateral held by the Fund was $1,720,638. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $903,358.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$141,752,894	$—	$—	$141,752,894
Investment of Cash Collateral for Securities Loaned	—	817,280	—	817,280

Total Investments in Securities	$141,752,894	$817,280	$—	$142,570,174

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (concluded)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.